                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-07239

  NAME OF REGISTRANT:                                                    VANGUARD HORIZON FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          SEPTEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2009 - JUNE 30, 2010

  FUND:   VANGUARD GLOBAL EQUITY FUND

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  3COM CORPORATION

  TICKER:                  COMS               CUSIP:   885535104

  MEETING DATE:      9/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: KATHLEEN A. COTE                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID H.Y. HO                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT Y.L. MAO                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J. DONALD SHERMAN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DOMINIQUE TREMPONT                              ISSUER            YES             FOR                  FOR

PROPOSAL #02: AMENDING AND RESTATING THE CERTIFICATE         ISSUER            YES             FOR                  FOR

OF INCORPORATION.

PROPOSAL #03: RATIFYING THE APPOINTMENT OF DELOITTE &        ISSUER            YES             FOR                  FOR

 TOUCHE LLP AS THE COMPANY'S INDEPENDENT PUBLIC

ACCOUNTANTS FOR THE FISCAL YEAR ENDING MAY 2010.

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  ISSUER:                  3I GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G88473148

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the Company's                 ISSUER            YES             FOR                  FOR

Accounts for the year to 31 MAR 2009, the Directors'

report and the Auditors' report on those Accounts and

 on the auditable part of the Directors' remuneration

 report

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the year to 31 MAR 2009

PROPOSAL #3.: Re-appoint Mr. M.J. Queen as a Director        ISSUER            YES         AGAINST           AGAINST

 of the Company

PROPOSAL #4.: Re-appoint Mr. R.H. Meddings as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5.: Re-appoint Mr. Mme C.J. M Morin-Postel         ISSUER            YES             FOR                  FOR

as a Director of the Company

PROPOSAL #6.: Re-appoint Mr. O.H.J. Stocken as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7.: Re-appoint Mrs. J.S. Wilson as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #8.: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Auditors of the Company to hold office until the

conclusion of the next GM at which accounts are laid

before the members

PROPOSAL #9.: Authorize the Board to fix the                       ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #10.: Authorize the Company and any Company         ISSUER            YES             FOR                  FOR

which is or becomes a subsidiary of the Company at

any time during the period for which this resolution

has effect: a] make political donations to political

parties or independent election candidates not

exceeding GBP 20,000 in total; b] make political

donations to political organizations other than

political parties not exceeding GBP 20,000 in total;

and c] incur political expenditure not exceeding GBP

20,000 in total; [Authority expires the earlier of

the conclusion of the AGM of the Company to be held

in 2010 or 07 OCT 2010]; provided that the aggregate

amount of political donations and political

expenditure made or incurred by the Company and its

subsidiaries pursuant to this resolution shall not

exceed GBP 20,000; any terms used in the resolution

which are defined in part 14 of the Companies Act

2006 shall bear the same meaning for the purpose of

this resolution

PROPOSAL #11.: Authorize the Directors, in                          ISSUER            YES             FOR                  FOR

substitution for all pre-existing authorities to the

extent unused, save for the authority conferred on 27

 MAY 2009, to allot relevant securities [Section 80

of the Companies Act 1985] up to an aggregate nominal

 amount of GBP 102,800,000; [Authority expires the

earlier of the conclusion of the AGM of the Company

to be held in 2010 or 07 OCT 2010]; and the Directors

 may allot relevant securities after the expiry of

this authority in pursuance of such an offer or

agreement made prior to such expiry

PROPOSAL #S.12: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

passing of Resolution 11 and in substitution of all

pre-existing authorities to the extent unused, save

for the authority conferred on 27 MAY 2009, pursuant

to Section 95 of the Companies Act 1985 to allot

equity securities [Section 94 of the said Act]

pursuant to the authority conferred by Resolution 11

above, and/or to allot equity securities where such

allotment constitutes an allotment of equity

securities by virtue of section 94[3A] of the said

Act, for cash as if sub-Section [1] of Section 89 of

the said Act did not apply to any such allotment,

provided that this power shall be limited to the

allotment of equity securities: a] in connection with

 an offer of such securities by way of rights, or

other pre-emptive offer, to holders of ordinary

shares; b] up to an aggregate nominal value of GBP

35,500,000; [Authority expires the earlier of the

conclusion of the AGM of the Company to be held in

2010 or 07 OCT 2010]; and the Directors may allot

equity securities after the expiry of this authority

in pursuance of such an offer or agreement made prior

PROPOSAL #S.13: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with Article 6 of the Company's Articles of

Association, to make market purchases [as specified

in Section 163[3] of the Companies Act 1985] of its

ordinary shares provided that: the Company dos not

purchase under this authority more than 96,000,000

ordinary shares; the Company does not pay for each

such ordinary share less than the nominal amount of

such ordinary share at the time of purchase and the

Company does not pay for each such ordinary share

more than 105% of the average of the closing mid-

market prices of the ordinary shares for the 5

business days, immediately preceding the date on

which the Company agrees to buy shares concerned

based on the share prices published in the Daily

Official List of the London Stock Exchange;

[Authority expires the earlier of the conclusion of

the AGM of the Company to be held in 2010 or 07 OCT

2010]; the Company, before the expiry, may make a

contract to purchase ordinary shares which will or

may be executed wholly or partly after such expiry

PROPOSAL #S.14: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with Article 6 of the Company's Articles of

Association, to make market purchases [Section 163[3]

 of the Companies Act 1985] of its B Shares in issue

at the date of this notice provided that: Company

does not purchase under the authority more than

9,305,993 B shares; the Company does not pay for each

 such B share less than 1 penny and the B share more

than 127p; [Authority expires the earlier of the

conclusion of the AGM of the Company to be held in

2010 or 07 OCT 2010]; the Company, before the expiry,

 may make a contract to purchase B shares which will

or may be executed wholly or partly after such expiry

PROPOSAL #S.15: Approve a General Meeting other than         ISSUER            YES             FOR                  FOR

AGM may be called on not less than 14 clear days'

notice

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  ISSUER:                  A. SCHULMAN, INC.

  TICKER:                  SHLM               CUSIP:   808194104

  MEETING DATE:      12/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DAVID G. BIRNEY                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HOWARD R. CURD                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL A. MCMANUS                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ERNEST J. NOVAK                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: IRVIN D. REID                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN B. YASINSKY                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: THE RATIFICATION OF THE SELECTION OF            ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS A. SCHULMAN'S

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE

 FISCAL YEAR ENDING AUGUST 31, 2010.

PROPOSAL #03: THE ADOPTION AND APPROVAL OF THE A.              ISSUER            YES             FOR                  FOR

SCHULMAN'S 2009 EMPLOYEE STOCK PURCHASE PLAN.

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  ISSUER:                  A.P. MOELLER - MAERSK A/S

  TICKER:                  N/A                 CUSIP:   K0514G101

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Report on the activities of the Company         ISSUER             NO              N/A                  N/A

during the past FY

PROPOSAL #B: Submission of the audited annual report         ISSUER             NO              N/A                  N/A

for adoption

PROPOSAL #C: Resolution to grant discharge to the              ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #D: Resolution on appropriation of profit,          ISSUER             NO              N/A                  N/A

including the amount of dividends, or covering of

loss in accordance with the adopted annual report;

the board proposes payment of a dividend of DKK 325

per share of DKK 1,000

PROPOSAL #E: Resolution on authority to acquire own          ISSUER             NO              N/A                  N/A

share: the Board proposes to acquire own shares of a

nominal value up to 10% of the Company's share

capital, the purchase price must not deviate by more

than 10% from the price quoted on Nasdaq OMX

Copenhagen A/S on the date of the purchase, this

authorization is in force until the Company's next AGM

PROPOSAL #F: Any requisite Election of Members for            ISSUER             NO              N/A                  N/A

the Board of Directors, Ane M rsk Mc-Kinney Uggla,

Poul J. Svanholm, Jan Leschly, Lars Kann-Rasmussen,

Sir John Bond, Lars Pallesen, John Axel Poulsen and

Cecilie Mose Hansen stand down from the Board of

Directors, the Board proposes re-election of Ane

Maersk Mc-Kinney Uggla, Jan Leschly, Sir John Bond,

Lars Pallesen and John Axel Poulsen, furthermore, the

 Board proposes election of Robert J. Routs, Arne

Karlsson and Erik Rasmussen

PROPOSAL #G: Election of Auditors: According to the          ISSUER             NO              N/A                  N/A

Articles of Association, KPMG Statsautoriseret

Revisionspartnerselskab and Grant Thornton

Statsautoriseret Revisionsaktieselskab stand down,

the Board proposes re-election of KPMG

Statsautoriseret Revisionspartnerselskab and Grant

Thornton Statsautoriseret Revisionsaktieselskab

PROPOSAL #H: Deliberation of any proposals submitted         ISSUER             NO              N/A                  N/A

by the Board of Directors or by shareholders, as a

consequence of the new Danish Companies Act, a change

 of the Articles of Association; the changes of the

Articles of Association is as follows: amend Articles

 2, 9, 10, 11, 13 and 14, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ABB LTD

  TICKER:                  N/A                 CUSIP:   H0010V101

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and                        ISSUER            YES             FOR                  FOR

consolidated financial statements, annual financial

statements and the Auditors' reports

PROPOSAL #2.1: Approve the annual report, the                     ISSUER            YES             FOR                  FOR

consolidated financial statements, and the annual

financial statements for 2009

PROPOSAL #2.2: Approve to accept the remuneration              ISSUER            YES             FOR                  FOR

report as per the specified pages of the annual report

PROPOSAL #3.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors and the persons entrusted with

Management for fiscal 2009

PROPOSAL #4.: Approve to release CHF 340,000,000 of          ISSUER            YES             FOR                  FOR

the legal reserves and allocate those released

reserves to other reserves and to carry forward the

available earnings in the amount of CHF 3,893,861,784

PROPOSAL #5.: Approve to reduce the share capital of         ISSUER            YES             FOR                  FOR

CHF 3,587,160,187.38 by CHF 34,919,500.00 to CHF

3,552,240,687.38 by way of cancellation of the

22,675,000 shares with a nominal value of CHF 1.54

each which were bought back by the Company under the

share buyback program announced in February 2008; to

confirm as a result of the report of the Auditors,

that the claims of the creditors are fully covered

notwithstanding the capital reduction; amend Article

4 Para.1 of the Articles of Incorporation according

to the specified wording as per the date of the entry

 of the capital reduction in the commercial register

PROPOSAL #6.: Approve to reduce the share capital of         ISSUER            YES             FOR                  FOR

CHF 3,552,240,687.38 by CHF 1,176,391,396.47 to CHF

2,375,849,290.91 by way of reducing the nominal value

 of the registered shares from CHF 1.54 by CHF 0.51

to CHF 1.03 and to use the nominal value reduction

amount for repayment to the shareholders; to confirm

as a result of the report of the auditors, that the

claims of the creditors are fully covered

notwithstanding the capital reduction; and amend

Article 4 Para.1 of the Articles of Incorporation

according to the specified wording as per the date of

 the entry of the capital reduction in the commercial

 register and amend Article 4bis Paras. 1 and 4, and

Article 4ter Para. 1 of the Articles of

Incorporation, correspondingly reflecting the reduced

 nominal value of the registered shares from CHF 1.54

 by CHF 0.51 to CHF 1.03, as per the date of the

entry of the capital reduction in the commercial

PROPOSAL #7.: Approve, to the extent that the general        ISSUER            YES             FOR                  FOR

 meeting approves the Board of Directors' proposal

set forth in Item 6, to amend Article 13 para.1 of

the Articles of Incorporation as specified

PROPOSAL #8.1: Approve, to replace the current                   ISSUER            YES             FOR                  FOR

Article 6 of the Articles of Incorporation concerning

 the form of the shares with the specified new

PROPOSAL #8.2: Approve, to delete Section 6 of the            ISSUER            YES             FOR                  FOR

Articles of Incorporation consisting of Article 32

In-Kind Contributions and Article 33 Acquisitions of

Property

PROPOSAL #9.1: Re-elect Roger Agnelli, Brazilian to          ISSUER            YES             FOR                  FOR

the Board of Directors for a further period of one

year, until the AGM 2011

PROPOSAL #9.2: Re-elect Louis R. Hughes, American to         ISSUER            YES             FOR                  FOR

the Board of Directors for a further period of one

year, until the AGM 2011

PROPOSAL #9.3: Re-elect Hans Ulrich Marki, Swiss to          ISSUER            YES             FOR                  FOR

the Board of Directors for a further period of one

year, until the AGM 2011

PROPOSAL #9.4: Re-elect Michel de Rosen, French to            ISSUER            YES             FOR                  FOR

the Board of Directors for a further period of one

year, until the AGM 2011

PROPOSAL #9.5: Re-elect Michael Treschow, Swedish to         ISSUER            YES             FOR                  FOR

the Board of Directors for a further period of one

year, until the AGM 2011

PROPOSAL #9.6: Re-elect Bernd W. Voss, German to the         ISSUER            YES             FOR                  FOR

Board of Directors for a further period of one year,

until the AGM 2011

PROPOSAL #9.7: Re-elect Jacob Wallenberg, Swedish to         ISSUER            YES             FOR                  FOR

the Board of Directors for a further period of one

year, until the AGM 2011

PROPOSAL #9.8: Re-elect Hubertus von Grunberg, German        ISSUER            YES             FOR                  FOR

 to the Board of Directors for a further period of

one year, until the AGM 2011

PROPOSAL #10.: Election of Ernst & Young AG as the            ISSUER            YES             FOR                  FOR

Auditors for fiscal 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ABBOTT LABORATORIES

  TICKER:                  ABT                 CUSIP:   002824100

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: R.J. ALPERN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R.S. AUSTIN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: W.M. DALEY                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: W.J. FARRELL                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: H.L. FULLER                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: W.A. OSBORN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: D.A.L. OWEN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R.S. ROBERTS                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: S.C. SCOTT III                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: W.D. SMITHBURG                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: G.F. TILTON                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: M.D. WHITE                                            ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF DELOITTE & TOUCHE LLP          ISSUER            YES             FOR                  FOR

AS AUDITORS

PROPOSAL #03: SHAREHOLDER PROPOSAL-ADVISORY VOTE            SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #04: SHAREHOLDER PROPOSAL-SPECIAL                      SHAREHOLDER        YES         AGAINST               FOR

SHAREHOLDER MEETINGS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACCENTURE LTD

  TICKER:                  ACN                 CUSIP:   G1150G111

  MEETING DATE:      8/5/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE SCHEME OF ARRANGEMENT          ISSUER            YES             FOR                  FOR

ATTACHED TO THE ACCOMPANYING PROXY STATEMENT AS ANNEX

 A AS IT APPLIES TO THE CLASS A COMMON SHAREHOLDERS.

PROPOSAL #02: APPROVAL OF THE MOTION TO ADJOURN THE          ISSUER            YES             FOR                  FOR

MEETING TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES

 IF THERE ARE INSUFFICIENT PROXIES TO APPROVE THE

SCHEME OF ARRANGEMENT AT THE TIME OF THE ACCENTURE

LTD CLASS A COMMON SHAREHOLDER CLASS MEETING.

PROPOSAL #03: IF THE SCHEME OF ARRANGEMENT IS                     ISSUER            YES             FOR                  FOR

APPROVED, APPROVAL OF THE ESTABLISHMENT OF

DISTRIBUTABLE RESERVES OF ACCENTURE PLC (THROUGH THE

REDUCTION OF ITS SHARE PREMIUM ACCOUNT) THAT WAS

PREVIOUSLY APPROVED BY ACCENTURE LTD AND THE OTHER

CURRENT SHAREHOLDERS OF ACCENTURE PLC (AS DESCRIBED

IN THE ACCOMPANYING PROXY STATEMENT).

PROPOSAL #04: APPROVAL OF THE MOTION TO ADJOURN THE          ISSUER            YES             FOR                  FOR

MEETING TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES

 IF THERE ARE INSUFFICIENT PROXIES TO APPROVE THE

PROPOSAL AT THE TIME OF THE SPECIAL GENERAL MEETING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACCIONA SA, MADRID

  TICKER:                  N/A                 CUSIP:   E0008Z109

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to review the annual accounts             ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve to review the management report         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the application of the results           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-appoint the Auditors of Acciona,                ISSUER            YES             FOR                  FOR

Sociedad Anonima and its Group

PROPOSAL #5: Approve the renewal of the Board Members        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Approve the allocation of shares and              ISSUER            YES             FOR                  FOR

purchase option rights to the Board of Directors

PROPOSAL #7: Grant authority to purchase own shares           ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the delegation of powers                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACE AVIATION HLDGS INC

  TICKER:                  N/A                 CUSIP:   00440P201

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Placement before shareholders of the              ISSUER             NO              N/A                  N/A

annual consolidated financial statements of ACE

Aviation Holdings Inc. for the YE 31 DEC 2009,

including the Auditors' report thereon

PROPOSAL #1.1: Election of Bernard Attali as a                   ISSUER            YES         AGAINST           AGAINST

Director to serve until the end of the next annual

shareholder meeting or until their successors are

elected or appointed

PROPOSAL #1.2: Election of Gregory A. Boland as a              ISSUER            YES             FOR                  FOR

Director to serve until the end of the next annual

shareholder meeting or until their successors are

elected or appointed

PROPOSAL #1.3: Election of W. Brett Ingersoll as a            ISSUER            YES             FOR                  FOR

Director to serve until the end of the next annual

shareholder meeting or until their successors are

elected or appointed

PROPOSAL #1.4: Election of Pierre Marc Johnson as a          ISSUER            YES             FOR                  FOR

Director to serve until the end of the next annual

shareholder meeting or until their successors are

elected or appointed

PROPOSAL #1.5: Election of David J. Kassie as a                 ISSUER            YES             FOR                  FOR

Director to serve until the end of the next annual

shareholder meeting or until their successors are

elected or appointed

PROPOSAL #1.6: Election of Robert F. Maclellan as a          ISSUER            YES             FOR                  FOR

Director to serve until the end of the next annual

shareholder meeting or until their successors are

elected or appointed

PROPOSAL #1.7: Election of Robert A. Milton as a                ISSUER            YES             FOR                  FOR

Director to serve until the end of the next annual

shareholder meeting or until their successors are

elected or appointed

PROPOSAL #1.8: Election of David I. Richardson as a          ISSUER            YES             FOR                  FOR

Director to serve until the end of the next annual

shareholder meeting or until their successors are

elected or appointed

PROPOSAL #1.9: Election of Marvin Yontef as a                     ISSUER            YES             FOR                  FOR

Director to serve until the end of the next annual

shareholder meeting or until their successors are

elected or appointed

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP, as the Auditors

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACERINOX SA

  TICKER:                  N/A                 CUSIP:   E0060D145

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts  balance              ISSUER            YES             FOR                  FOR

sheet, profit and loss account, statement of changes

in equity for the year, cash flow statement and notes

 and management reports relating to Acerinox Sociedad

 Anonima and its Consolidated Group, as well as

decide on the application of the results of Acerinox,

 Sociedad Anonima, all for the YE 31 DEC 2009

PROPOSAL #2: Approve the distribution of a dividend          ISSUER            YES             FOR                  FOR

to be charged to free reserves for EUR 0.35 /share

payable on 05 JUL 2010

PROPOSAL #3: Approve the return, if any, contribution        ISSUER            YES             FOR                  FOR

 to shareholders under the Share Premium Account

amounting to EUR 0.10 per share

PROPOSAL #4: Approve, if any, of the Management of            ISSUER            YES             FOR                  FOR

the Board of Directors in the YE 31 DEC 2009

PROPOSAL #5: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

acquire own shares, either by itself or through any

of its affiliates, setting limits and requirements,

thereby canceling the authority granted by the AGM

held on day 28 DEC 2009

PROPOSAL #6: Approve the designation of Auditors,              ISSUER            YES             FOR                  FOR

both Acerinox, SA and its Consolidated Group for 2010

PROPOSAL #7: Approve the ratification, re-election            ISSUER            YES             FOR                  FOR

and where appropriate, appointment of Directors

PROPOSAL #8: Approve the explanatory report to the            ISSUER            YES             FOR                  FOR

general meeting of shareholders, on the matters

referred to in Article 116-bis of the Securities

Exchange Act

PROPOSAL #9: Authorize the Board of Directors for the        ISSUER            YES             FOR                  FOR

 execution, correction and registration of the

resolutions adopted by the Board

PROPOSAL #10: Appointment of Comptrollers to write up        ISSUER            YES             FOR                  FOR

 the minutes of the proceedings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADAPTEC, INC.

  TICKER:                  ADPT               CUSIP:   00651F108

  MEETING DATE:      11/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: REPEAL ANY PROVISIONS OF THE COMPANY'S    SHAREHOLDER         NO              N/A                  N/A

AMENDED AND RESTATED BYLAWS (THE BYLAWS) IN EFFECT AT

 THE TIME THIS PROPOSAL BECOMES EFFECTIVE THAT WAS

NOT INCLUDED IN THE BYLAWS THAT BECAME EFFECTIVE ON

MAY 6, 2009 AND WERE FILED WITH THE SECURITIES AND

EXCHANGE COMMISSION ON MAY 12, 2009.

PROPOSAL #2A: THE REMOVAL WITHOUT CAUSE OF                      SHAREHOLDER         NO              N/A                  N/A

SUBRAMANIAN SUNDI SUNDARESH AS DIRECTOR OF THE

COMPANY AND ANY OTHER PERSON OR PERSONS ELECTED OR

APPOINTED TO THE BOARD OF DIRECTORS OF THE COMPANY

PRIOR TO THE EFFECTIVE DATE OF THIS PROPOSAL.

PROPOSAL #2B: THE REMOVAL WITHOUT CAUSE OF ROBERT J.    SHAREHOLDER         NO              N/A                  N/A

LOARIE AS DIRECTOR OF THE COMPANY AND ANY OTHER

PERSON OR PERSONS ELECTED OR APPOINTED TO THE BOARD

OF DIRECTORS OF THE COMPANY PRIOR TO THE EFFECTIVE

DATE OF THIS PROPOSAL.

PROPOSAL #03: AMEND SECTION 2.1 OF THE BYLAWS AS SET    SHAREHOLDER         NO              N/A                  N/A

FORTH ON SCHEDULE I TO THE CONSENT STATEMENT OF THE

STEEL GROUP, TO FIX THE NUMBER OF DIRECTORS SERVING

ON THE BOARD OF DIRECTORS OF THE COMPANY AT SEVEN (7).

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADAPTEC, INC.

  TICKER:                  ADPT               CUSIP:   00651F108

  MEETING DATE:      11/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: PROPOSAL MADE BY THE STEEL GROUP TO              ISSUER             NO              N/A                  N/A

REPEAL ANY PROVISION OF THE ADAPTEC, INC. AMENDED AND

 RESTATED BYLAWS (THE BYLAWS) IN EFFECT AT THE TIME

THIS PROPOSAL BECOMES EFFECTIVE THAT WAS NOT INCLUDED

 IN THE BYLAWS THAT BECAME EFFECTIVE ON MAY 6, 2009

AND WERE FILED WITH THE SECURITIES AND EXCHANGE

COMMISSION ON MAY 12 2009.

PROPOSAL #2A: PROPOSAL MADE BY THE STEEL GROUP TO              ISSUER             NO              N/A                  N/A

REMOVE WITHOUT CAUSE OF SUBRAMANIAN SUNDI SUNDARESH

AS DIRECTOR OF THE COMPANY AND ANY OTHER PERSON OR

PERSONS ELECTED OR APPOINTED TO THE BOARD OF

DIRECTORS OF THE COMPANY PRIOR TO THE EFFECTIVE DATE

OF THIS PROPOSAL.

PROPOSAL #2B: PROPOSAL MADE BY THE STEEL GROUP TO              ISSUER             NO              N/A                  N/A

REMOVE WITHOUT CAUSE OF ROBERT J. LOARIE AS DIRECTOR

OF THE COMPANY AND ANY OTHER PERSON OR PERSONS

ELECTED OR APPOINTED TO THE BOARD OF DIRECTORS OF THE

 COMPANY PRIOR TO THE EFFECTIVE DATE OF THIS PROPOSAL.

PROPOSAL #3: PROPOSAL MADE BY STEEL GROUP TO AMEND            ISSUER             NO              N/A                  N/A

SECTION 2.1 OF THE BYLAWS TO FIX THE NUMBER OF

DIRECTORS SERVING ON THE BOARD OF DIRECTORS OF THE

COMPANY AT SEVEN (7).

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADECCO SA, CHESEREX

  TICKER:                  N/A                 CUSIP:   H00392318

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the Annual Report 2009                     ISSUER            YES             FOR                  FOR

consisting of the Business Report, the Financial

Statements of Adecco S.A. and the Consolidated

Financial Statements for the business year 2009

PROPOSAL #1.2: Ratify the Remuneration Report for the        ISSUER            YES             FOR                  FOR

 business year 2009 including the principles of the

compensation model for 2010 in a non-binding advisory

 vote

PROPOSAL #2: Declare a dividend of CHF 0.75 per                 ISSUER            YES             FOR                  FOR

registered share with a par value of CHF 1.00 out of

the retained earnings and to carry forward the

balance to the next business year; the treasury

shares held by the Company will not receive a dividend

PROPOSAL #3: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #4.1: Re-elect Mr. Jakob Baer as a Member of        ISSUER            YES             FOR                  FOR

 the Board of Directors for a new tenure of one year

ending at the next AGM

PROPOSAL #4.2: Re-elect Mr. Rolf Dorig as a Member of        ISSUER            YES             FOR                  FOR

 the Board of Directors for a new tenure of one year

ending at the next AGM

PROPOSAL #4.3: Re-elect Mr. Andreas Jacobs as a                 ISSUER            YES             FOR                  FOR

Member of the Board of Directors for a new tenure of

one year ending at the next AGM

PROPOSAL #4.4: Re-elect Mr. Francis Mer as a Member          ISSUER            YES             FOR                  FOR

of the Board of Directors for a new tenure of one

year ending at the next AGM

PROPOSAL #4.5: Re-elect Mr. Thomas O'Neill as a                 ISSUER            YES             FOR                  FOR

Member of the Board of Directors for a new tenure of

one year ending at the next AGM

PROPOSAL #4.6: Re-elect Mr. David Prince as a Member         ISSUER            YES             FOR                  FOR

of the Board of Directors for a new tenure of one

year ending at the next AGM

PROPOSAL #4.7: Re-elect Ms. Wanda Rapaczynski as a            ISSUER            YES             FOR                  FOR

Member of the Board of Directors for a new tenure of

one year ending at the next AGM

PROPOSAL #4.8: Re-elect Ms. Judith A. Sprieser as a          ISSUER            YES             FOR                  FOR

Member of the Board of Directors for a new tenure of

one year ending at the next AGM

PROPOSAL #4.9: Election of Mr. Alexander Gut as a              ISSUER            YES             FOR                  FOR

Member of the Board of Directors for a new tenure of

one year ending at the next AGM

PROPOSAL #5: Re-elect Ernst & Young Ltd, Zurich, as          ISSUER            YES             FOR                  FOR

the Auditors for the business year 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADMIRAL GROUP

  TICKER:                  N/A                 CUSIP:   G0110T106

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements and the        ISSUER            YES             FOR                  FOR

 reports of the Directors and the Auditors for the YE

 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Re-election of  Alastair Lyons  Non-               ISSUER            YES             FOR                  FOR

Executive Director  as a Director and Chairman of the

 Company

PROPOSAL #4: Re-election of  Martin Jackson  Non-               ISSUER            YES             FOR                  FOR

Executive Director  as a Director of the Company

PROPOSAL #5: Re-election of  Keith James  Non-                    ISSUER            YES             FOR                  FOR

Executive Director  as a Director of the Company

PROPOSAL #6: Re-election of  Margaret Johnson  Non-           ISSUER            YES             FOR                  FOR

executive Director   as a Director of the Company

PROPOSAL #7: Re-election of  Lucy Kellaway  Non-                ISSUER            YES             FOR                  FOR

Executive Director   as a Director of the Company

PROPOSAL #8: Re-appointment of KPMG Audit plc as the         ISSUER            YES             FOR                  FOR

Auditors of the Company from the conclusion of this

meeting until the conclusion of the next general

meeting at which accounts are laid

PROPOSAL #9: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of KPMG Audit Plc

PROPOSAL #S.10: Amend the Company's Senior Executive         ISSUER            YES             FOR                  FOR

Restricted Share Plan the RSP  to the   effect that

the maximum number of shares in respect of which

awards are       granted to the grantee  valued

according to their Market Value on their

Respective Commencement Dates  in any FY shall be

increased from GBP 400,000  to GBP 1,000,000 or, if

lower, 600% of the qualifying employee's basic annual

 salary at the rate of salary which applies on the

commencement date of the    new award

PROPOSAL #11: Authorize the directors in accordance          ISSUER             NO              N/A                  N/A

with Section 551 Companies Act 2006  CA 2006  to

exercise all the powers of the Company to allot

shares in the Company and to grant rights to

subscribe for, or to convert any security into,

shares in the Company i) up to an aggregate nominal

amount GBP 88,900 and ii) comprising equity

securities  within the meaning of Section 560 CA 2006

  up to a further aggregate nominal amount of GBP

88,900 in connection with a rights issue a) ordinary

shareholders in proportion  as nearly or may be

PROPOSAL #S.12: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

Section 570 and 573 CA 2006, to allot equity

securities  within the meaning of Section 560 CA 2006

  for cash and/or to allot equity securities where

such allotment constitutes an allotment of securities

 by virtue of Section 560 CA 2006, as if Section 561

1  CA 2006 did not apply to any such allotment,

provided that this power shall be limited to the

allotment of equity securities: pursuant to the

authority conferred by sub-paragraph  i  and/or sub-

paragraph  ii  of resolution 11 above, in connection

with an offer of such securities by way of a rights

issue in favour of holders of ordinary shares in the

Company where the equity securities respectively

attributable to the interests of all such holders are

 proportionate  as nearly

PROPOSAL #S.13: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

and in accordance with Section 701 CA 2006, to make

one or more market purchases  within the meaning of

Section 693 4  of the CA 2006  on the London Stock

Exchange of ordinary shares of 0.1p in the capital of

 the Company  ordinary shares  provided that: the

maximum aggregate number of ordinary shares

authorized to be purchased is 13,339,361 representing

 5.00 % of the issued ordinary shares capital ; the

minimum price may be paid for an ordinary share is

the nominal value of such share the maximum price

which may be paid for an ordinary share is an amount

equal to 105% of the average of the middle market

quotations for an ordinary share as derived from the

London Stock Exchange Daily Official List

PROPOSAL #S.14: Approve to consider that a general            ISSUER            YES             FOR                  FOR

meeting other than an AGM may be called on not less

than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADVANCE AMERICA CASH ADVANCE CENTERS INC

  TICKER:                  AEA                 CUSIP:   00739W107

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: WILLIAM M. WEBSTER IV                         ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: ROBERT H. CHAPMAN, III                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: TONY S. COLLETTI                                  ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: KENNETH E. COMPTON                              ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: GARDNER G. COURSON                              ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: ANTHONY T. GRANT                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THOMAS E. HANNAH                                  ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: D.A. LANGFORD, III                              ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: J.P. O'SHAUGHNESSY                              ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: W. OLIN NISBET                                     ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFY THE APPOINTMENT OF                               ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADVANCED INFO SERVICE PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y0014U183

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the matters to be informed                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve to certify the minutes of the            ISSUER            YES             FOR                  FOR

2009 AGM of shareholders held on 08 APR 2009

PROPOSAL #3: Approve to certify the results of                   ISSUER            YES             FOR                  FOR

operation for 2009

PROPOSAL #4: Approve the balance sheet, statement of         ISSUER            YES             FOR                  FOR

income and statement of cash flow for FYE 31 DEC 2009

PROPOSAL #5: Approve the payment of a dividend for            ISSUER            YES             FOR                  FOR

the FY 2009 and a special dividend

PROPOSAL #6.1: Re-appoint Mr. Surasak Vajasit as the         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.2: Re-appoint Mr. Suphadej Poonpipat as          ISSUER            YES         AGAINST           AGAINST

the Director

PROPOSAL #6.3: Re-appoint Mr. Yeo Eng Choon as the            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7: Approve the Directors' remuneration for         ISSUER            YES             FOR                  FOR

2010

PROPOSAL #8: Appointment of the Auditors of the                 ISSUER            YES             FOR                  FOR

Company, and approve to determine their remuneration

PROPOSAL #9: Approve the allotment of the additional         ISSUER            YES         AGAINST           AGAINST

ordinary shares reserved for exercising the right in

pursuance of the ESOP warrants to comform to the

terms and conditions of the prospectus

PROPOSAL #10: Other matters if any                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AEON CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J00288100

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AGCO CORPORATION

  TICKER:                  AGCO               CUSIP:   001084102

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: FRANCISCO R. GROS                                ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: GERALD B. JOHANNESON                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GEORGE E. MINNICH                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CURTIS E. MOLL                                     ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF KPMG LLP AS THE                     ISSUER            YES             FOR                  FOR

COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING

FIRM FOR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AGGREKO PLC

  TICKER:                  N/A                 CUSIP:   G0116S102

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the reports of the Directors and        ISSUER            YES             FOR                  FOR

 Auditors and to adopt the Company's accounts for the

 YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #3: Declare the final dividend on the                   ISSUER            YES             FOR                  FOR

Company's ordinary shares of 8.23 pence per share

PROPOSAL #4: Re-elect Mr R. C. Soames as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #5: Re-elect Mr G. P. Walker as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #6: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the auditors of the Company to hold office from the

conclusion of the meeting until the conclusion of the

 next general meeting at which accounts are laid

before the Company

PROPOSAL #7: Authorize the Audit Committee of the              ISSUER            YES             FOR                  FOR

Board to determine the remuneration of the Company's

Auditors

PROPOSAL #8: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company  the Board , pursuant to and in accordance

with Section 551 of the Companies Act 2006  the Act

to exercise all the powers of the Company to allot

shares in the capital of the Company and to grant

rights to subscribe for or to convert any security

into shares in the Company up to an aggregate nominal

 amount of GBP 18,254,455, and further b) authorize

the Board to exercise all powers of the Company to

allot equity securities  within the meaning of

Section 560 of the Act  in connection with a rights

issue in favour of ordinary shareholders on the

register of members on such record dates as the Board

 may determine where the equity securities

respectively attributable to the interests of all

ordinary shareholders are proportionate  as nearly as

 may be practicable  to CONTD.

PROPOSAL #S.9: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company  the Board , pursuant to Sections 570 and

 573 of the Companies Act 2006  the Act , to allot

equity securities  within the meaning of Section 560

of the Act   including the grant of rights to

subscribe for, or to convert any securities into,

ordinary shares of 20p each in the capital of the

Company  Ordinary Shares   wholly for cash pursuant

to any authority for the time being in force under

Section 551 of the Act or by way of a sale of

treasury shares  within the meaning of Section 560(2)

 of the Act , as if Section 561(1) of the Act did not

 apply to any such allotment or sale, provided that

this power shall be limited to the allotment of

equity securities and the sale of treasury shares for

PROPOSAL #S.10: Authorize the Company for the                     ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006

the Act  to make one or more market purchases  within

 the meaning of Section 693(4) of the Act  of

ordinary shares of 20p each in the capital of the

Company  Ordinary Shares  on such terms and in such

manner as the Directors of the Company may determine

provided that: a) the maximum aggregate number of

Ordinary Shares hereby authorized to be purchased is

27,381,683; b) the maximum price which may be paid

for any Ordinary Share is an amount equal to the

higher of i) 105% of the average of the middle market

 quotations for an Ordinary Share as derived from the

 London Stock Exchange Daily Official List for the 5

business days immediately preceding the day on which

the share is contracted to be purchased CONTD.

PROPOSAL #S.11: Approve the general meeting of the            ISSUER            YES             FOR                  FOR

Company  other than an AGM  may be called on not less

 than 14 clear days' notice;  authority shall expire

at the conclusion of the next AGM of the Company

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all of the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are treated

as part of the Company's Articles of Association; the

 Articles of Association of the Company be amended by

 deleting all of the provisions referred to in

paragraph 42 of Schedule 2 of the Companies Act 2006

 Commencement Number 8, Transitional Provisions and

Savings  Order 2008  Statutory Instrument 2008 Number

 2860 ; and the draft regulations produced at the

meeting and initialed by the Chairman of the meeting

for the purposes of identification be adopted as the

Articles of Association of the Company in

substitution for, and to the entire exclusion of, the

 Articles of Association of the Company existing at

the date of the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIR PRODUCTS AND CHEMICALS, INC.

  TICKER:                  APD                 CUSIP:   009158106

  MEETING DATE:      1/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: WILLIAM L. DAVIS III                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: W. DOUGLAS FORD                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EVERT HENKES                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARGARET G. MCGLYNN                             ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPOINTMENT OF INDEPENDENT REGISTERED          ISSUER            YES             FOR                  FOR

PUBLIC ACCOUNTANTS. RATIFICATION OF APPOINTMENT OF

KPMG LLP, AS INDEPENDENT REGISTERED PUBLIC

ACCOUNTANTS FOR FISCAL YEAR 2010.

PROPOSAL #03: APPROVAL OF THE LONG-TERM INCENTIVE              ISSUER            YES             FOR                  FOR

PLAN. APPROVE AMENDMENTS TO THE LONG-TERM INCENTIVE

PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AJINOMOTO CO.,INC.

  TICKER:                  N/A                 CUSIP:   J00882126

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AKZO NOBEL NV

  TICKER:                  N/A                 CUSIP:   N01803100

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Report of the Board of Management for            ISSUER             NO              N/A                  N/A

the FY 2009

PROPOSAL #3.A: Adopt the 2009 financial Statements of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #3.B: Allocation of profit                                       ISSUER             NO              N/A                  N/A

PROPOSAL #3.C: Discussion on the dividend policy                ISSUER             NO              N/A                  N/A

PROPOSAL #3.D: Adopt the dividend for the FY 2009 at         ISSUER            YES             FOR                  FOR

EUR 1.35 per common share, this represents a pay out

ratio of 57% relative to the net income before

incidentals and fair value adjustments for the ICI

acquisition; the interim dividend of EUR 0.30 was

paid in November 2009 and the final dividend payment

of EUR 1.05 will be paid on 11 MAY 2010

PROPOSAL #3.E: Governance statement                                       ISSUER             NO              N/A                  N/A

PROPOSAL #4.A: Grant discharge from liability of the         ISSUER            YES             FOR                  FOR

Members of the Board of Management in office in 2009

for the performance of their duties in 2009

PROPOSAL #4.B: Grant discharge from liability of the         ISSUER            YES             FOR                  FOR

Members of the Supervisory Board in the office on

2009 for the performance of their duties in 2009

PROPOSAL #5.A: Re-appoint Mr. K. Vuursteen to the              ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.B: Re-appoint Mr. A. Burgmans to the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.C: Re-appoint Mr. L. R. Hughes to the              ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6: Amend the remunerations Policy                        ISSUER            YES             FOR                  FOR

introduction of a Claw Back provision

PROPOSAL #7.A: Authorize the Board Management to                ISSUER            YES             FOR                  FOR

issue shares

PROPOSAL #7.B: Authorize the Board Management to                ISSUER            YES             FOR                  FOR

restrict or exclude the pre-emptive rights of

shareholders

PROPOSAL #8: Authorize the Board of Management to              ISSUER            YES             FOR                  FOR

acquire common shares in the share capital of the

Company on behalf of the Company

PROPOSAL #9: Amend the Articles of Association of the        ISSUER            YES             FOR                  FOR

 Company

PROPOSAL #10: Any other business                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALBERTA ENERGY LTD

  TICKER:                  N/A                 CUSIP:   292505104

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Peter A. Dea as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of Randall K. Eresman as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Claire S. Farley as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Fred j. Fowler as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Barry W. Harrison as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of  Suzanne P. Nimocks as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of David P. O'Brien as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of  Jane L. Peverett as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of Allan P. Sawin as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Election of Bruce G. Waterman as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.11: Election of Clayton H. Woitas  as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP as the Auditors at a remuneration

PROPOSAL #3: Amend and Reconfirm the Shareholder                ISSUER            YES             FOR                  FOR

rights plan

PROPOSAL #4: Approve to confirm the amendments to By-        ISSUER            YES             FOR                  FOR

law No.1

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALCATEL-LUCENT

  TICKER:                  ALU                 CUSIP:   013904305

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1: APPROVAL OF THE FINANCIAL STATEMENTS            ISSUER            YES             FOR                  FOR

FOR THE FISCAL YEAR ENDED DECEMBER 31, 2009.

PROPOSAL #O2: APPROVAL OF THE CONSOLIDATED FINANCIAL         ISSUER            YES             FOR                  FOR

STATEMENTS FOR THE FISCAL YEAR ENDED DECEMBER 31,

PROPOSAL #O3: RESULTS FOR FISCAL YEAR - APPROPRIATION.      ISSUER            YES             FOR                  FOR

PROPOSAL #O4: RENEWAL OF THE TERM OF OFFICE OF                   ISSUER            YES             FOR                  FOR

PHILIPPE CAMUS AS MEMBER OF THE BOARD OF DIRECTORS.

PROPOSAL #O5: RENEWAL OF THE TERM OF OFFICE OF BEN            ISSUER            YES             FOR                  FOR

VERWAAYEN AS MEMBER OF THE BOARD OF DIRECTORS.

PROPOSAL #O6: RENEWAL OF THE TERM OF OFFICE OF DANIEL        ISSUER            YES             FOR                  FOR

 BERNARD AS MEMBER OF THE BOARD OF DIRECTORS.

PROPOSAL #O7: RENEWAL OF THE TERM OF OFFICE OF W.              ISSUER            YES             FOR                  FOR

FRANK BLOUNT AS MEMBER OF THE BOARD OF DIRECTORS.

PROPOSAL #O8: RENEWAL OF THE TERM OF OFFICE OF STUART        ISSUER            YES             FOR                  FOR

 E. EIZENSTAT AS MEMBER OF THE BOARD OF DIRECTORS.

PROPOSAL #O9: RENEWAL OF THE TERM OF OFFICE OF LOUIS         ISSUER            YES             FOR                  FOR

R. HUGHES AS MEMBER OF THE BOARD OF DIRECTORS.

PROPOSAL #O10: RENEWAL OF THE TERM OF OFFICE OF JEAN         ISSUER            YES             FOR                  FOR

C. MONTY AS MEMBER OF THE BOARD OF DIRECTORS.

PROPOSAL #O11: RENEWAL OF THE TERM OF OFFICE OF                 ISSUER            YES             FOR                  FOR

OLIVIER PIOU AS MEMBER OF THE BOARD OF DIRECTORS.

PROPOSAL #O12: APPOINTMENT OF CARLA CICO AS MEMBER OF        ISSUER            YES             FOR                  FOR

 THE BOARD OF DIRECTORS.

PROPOSAL #O13: APPROVAL OF THE AMOUNT OF DIRECTORS'          ISSUER            YES             FOR                  FOR

FEES ALLOCATED TO THE DIRECTORS.

PROPOSAL #O14: RENEWAL OF THE TERM OF OFFICE OF JEAN-        ISSUER            YES             FOR                  FOR

PIERRE DESBOIS AS BOARD OBSERVER.

PROPOSAL #O15: APPOINTMENT OF BERTRAND LAPRAYE AS              ISSUER            YES             FOR                  FOR

BOARD OBSERVER.

PROPOSAL #O16: APPROVAL OF A REGULATED AGREEMENT AND         ISSUER            YES             FOR                  FOR

REGULATED COMMITMENTS WHICH REMAINED IN FORCE DURING

THE FISCAL YEAR.

PROPOSAL #O17: APPROVAL IN ACCORDANCE WITH ARTICLE L.        ISSUER            YES         AGAINST           AGAINST

 225-42-1 OF THE FRENCH COMMERCIAL CODE OF OTHER

BENEFITS COMMITMENTS IN FAVOR OF THE CHAIRMAN.

PROPOSAL #O18: APPROVAL IN ACCORDANCE WITH ARTICLE L.        ISSUER            YES         AGAINST           AGAINST

 225-42-1 OF THE FRENCH COMMERCIAL CODE, OF OTHER

BENEFITS AND PENSION COMMITMENTS IN FAVOR OF THE CEO.

PROPOSAL #O19: RATIFICATION OF THE CHANGE OF                       ISSUER            YES             FOR                  FOR

REGISTERED OFFICE.

PROPOSAL #O20: AUTHORIZATION TO BE GIVEN TO THE BOARD        ISSUER            YES             FOR                  FOR

 OF DIRECTORS TO ALLOW THE COMPANY TO PURCHASE AND

SELL ITS OWN SHARES.

PROPOSAL #E21: AUTHORIZATION TO BE GIVEN TO THE BOARD        ISSUER            YES             FOR                  FOR

 OF DIRECTORS TO REDUCE THE SHARE CAPITAL OF THE

COMPANY BY CANCELLATION OF TREASURY SHARES.

PROPOSAL #E22: DELEGATION OF AUTHORITY TO BE GIVEN TO        ISSUER            YES             FOR                  FOR

 THE BOARD OF DIRECTORS TO PROCEED WITH THE ISSUE,

WITHOUT CANCELLATION OF PREFERENTIAL SUBSCRIPTION

RIGHTS, OF ORDINARY SHARES AND OF SECURITIES

CONFERRING AN IMMEDIATE OR FUTURE RIGHT TO THE SHARE

CAPITAL OF THE COMPANY OR OF ITS AFFILIATES.

PROPOSAL #E23: DELEGATION OF AUTHORITY TO BE GIVEN TO        ISSUER            YES             FOR                  FOR

 THE BOARD OF DIRECTORS TO PROCEED WITH THE ISSUE,

WITH CANCELLATION OF PREFERENTIAL SUBSCRIPTION

RIGHTS, (I) OF ORDINARY SHARES OF THE COMPANY AND ANY

 SECURITIES CONFERRING AN IMMEDIATE OR FUTURE RIGHT

TO THE SHARE CAPITAL OF THE COMPANY OR OF ITS

AFFILIATES, OR (II) OF ORDINARY SHARES OF THE COMPANY

 WHICH MAY BE ISSUED PURSUANT TO SECURITIES TO BE

ISSUED BY SUBSIDIARIES, INCLUDING FOR THE PURPOSE OF

REMUNERATING SECURITIES THAT ARE TENDERED IN

PROPOSAL #E24: DELEGATION OF AUTHORITY TO BE GIVEN TO        ISSUER            YES             FOR                  FOR

 THE BOARD OF DIRECTORS TO PROCEED WITH THE ISSUANCE,

 THROUGH AN OFFER BY WAY OF PRIVATE PLACEMENT AS

REFERRED TO IN ARTICLE L. 411-2 II OF THE FRENCH

MONETARY AND FINANCIAL CODE, OF ORDINARY SHARES AND

ANY SECURITIES CONFERRING A RIGHT TO THE SHARE

CAPITAL OF THE COMPANY OR OF ITS AFFILIATES, WITH

CANCELLATION OF PREFERENTIAL SUBSCRIPTION RIGHTS

(PLACEMENT PRIVE AVEC SUPPRESSION DU DROIT

PREFERENTIEL DE SOUSCRIPTION).

PROPOSAL #E25: AUTHORIZATION TO BE GIVEN TO THE BOARD        ISSUER            YES             FOR                  FOR

 OF DIRECTORS IN THE EVENT OF A SHARE CAPITAL

INCREASE, WITH OR WITHOUT CANCELLATION OF

PREFERENTIAL SUBSCRIPTION RIGHTS, CARRIED OUT UNDER

THE 22ND, 23RD AND 24TH RESOLUTIONS TO INCREASE THE

NUMBER OF SECURITIES TO BE ISSUED.

PROPOSAL #E26: DELEGATION OF AUTHORITY TO BE GIVEN TO        ISSUER            YES             FOR                  FOR

 THE BOARD OF DIRECTORS TO CARRY OUT A SHARE CAPITAL

INCREASE TO REMUNERATE CONTRIBUTIONS IN KIND OF

CAPITAL STOCK OR SECURITIES GIVING ACCESS TO THE

SHARE CAPITAL OF THIRD-PARTY COMPANIES.

PROPOSAL #E27: AGGREGATE LIMIT TO THE AMOUNT OF                 ISSUER            YES             FOR                  FOR

ISSUANCES CARRIED OUT BY VIRTUE OF THE 22ND, 23RD,

24TH, 25TH AND 26TH RESOLUTIONS.

PROPOSAL #E28: DELEGATION OF AUTHORITY TO BE GIVEN TO        ISSUER            YES             FOR                  FOR

 THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL

 OF THE COMPANY BY INCORPORATION OF RESERVES, PROFITS

 OR PREMIUMS.

PROPOSAL #E29: AUTHORIZATION TO BE GIVEN TO THE BOARD        ISSUER            YES             FOR                  FOR

 OF DIRECTORS TO GRANT, SUBJECT TO PERFORMANCE

CONDITIONS, PERFORMANCE SHARES ON SHARES OF THE

COMPANY CURRENTLY EXISTING OR DUE TO BE ISSUED TO

EMPLOYEES AND EXECUTIVE OFFICERS.

PROPOSAL #E30: AUTHORIZATION TO BE GIVEN TO THE BOARD        ISSUER            YES             FOR                  FOR

 OF DIRECTORS TO GRANT OPTIONS TO SUBSCRIBE FOR OR

PURCHASE SHARES OF THE COMPANY TO EMPLOYEES AND

EXECUTIVE OFFICERS.

PROPOSAL #E31: DELEGATION OF AUTHORITY TO BE GIVEN TO        ISSUER            YES             FOR                  FOR

 THE BOARD OF DIRECTORS TO DECIDE ON THE INCREASE OF

THE SHARE CAPITAL OF THE COMPANY BY THE ISSUANCE OF

SHARES RESERVED TO THE PARTICIPANTS IN A COMPANY

SAVINGS PLAN OR THE DISPOSAL TO THE LATTER OF SHARES

OR ANY OTHER SECURITIES GIVING ACCESS TO THE

COMPANY'S SHARE CAPITAL.

PROPOSAL #E32: AMENDMENT OF THE DURATION OF THE                 ISSUER            YES             FOR                  FOR

DIRECTORS' TERM OF OFFICE SET OUT IN ARTICLE 13 OF

THE BYLAWS AND OF THE DURATION OF THE BOARD

OBSERVERS' TERM OF OFFICE SET OUT IN ARTICLE 14 OF

PROPOSAL #E33: POWERS.                                                              ISSUER            YES             FOR                  FOR

PROPOSAL #E34: AMENDMENTS OR NEW RESOLUTIONS PROPOSED        ISSUER            YES             FOR                  FOR

 AT THE MEETING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALFA S A DE C V

  TICKER:                  N/A                 CUSIP:   P0156P117

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Presentation and in its case approval            ISSUER             NO              N/A                  N/A

the reports regarding the FYE on 31 DEC 2009 in terms

 of article 28 section IV of the market and

securities law and other related governing

regulations, resolutions in such regard

PROPOSAL #II: Proposals regarding the application of         ISSUER             NO              N/A                  N/A

results including the payment of a cash dividend,

resolution regarding the maximum amount that may be

allocated to the repurchase of shares of the Company

PROPOSAL #III: Appointment and in its case approval          ISSUER             NO              N/A                  N/A

of the members of the Board of Directors

PROPOSAL #IV: Designation of delegates who will carry        ISSUER             NO              N/A                  N/A

 out and formalize the resolutions adopted at the

ordinary shareholders meeting

PROPOSAL #V: Lecture and approval the act of meeting         ISSUER             NO              N/A                  N/A

note foreign customers are not allowed to vote

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALFRESA HOLDINGS CORPORATION

  TICKER:                  N/A                 CUSIP:   J0109X107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALLAHABAD BANK

  TICKER:                  N/A                 CUSIP:   Y0031K101

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and adopt the balance sheet,              ISSUER            YES             FOR                  FOR

profit & loss account of the Bank as at and for the

year ended 31 MAR 2010, the report of the Board of

Directors on the working and activities of the Bank

for the period covered by the Accounts and the

Auditor's report on the balance sheet and accounts

PROPOSAL #2: Declare a dividend on equity shares                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of a Director of the Bank from         ISSUER            YES         AGAINST           AGAINST

amongst shareholders (other than Central Government)

of the Bank against the casual vacancy caused by the

ceasation of directorship of Shri Ashok Kumar

Mohapatra and to assume office from the date

following the date of this meeting i.e. Friday,11 JUN

 2010 and to hold office until 29 JUN 2011

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALLIANCE DATA SYSTEMS CORPORATION

  TICKER:                  ADS                 CUSIP:   018581108

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: LAWRENCE M. BENVENISTE                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: D. KEITH COBB                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KENNETH R. JENSEN                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVAL OF 2010 OMNIBUS INCENTIVE PLAN.      ISSUER            YES             FOR                  FOR

PROPOSAL #03: TO RATIFY THE SELECTION OF DELOITTE &          ISSUER            YES             FOR                  FOR

TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM OF ALLIANCE DATA SYSTEMS CORPORATION

FOR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALLIANZ SE, MUENCHEN

  TICKER:                  N/A                 CUSIP:   D03080112

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the approved Annual              ISSUER             NO              N/A                  N/A

Financial Statements and the approved Consolidated

Financial Statements as at December 31, 2009, and of

the Management Reports for Allianz SE and for the

Group, the Explanatory Reports on the information

pursuant to Paragraph 289 (4), Paragraph 315 (4) and

Paragraph 289 (5) of the German Commercial Code

(Handelsgesetzbuch) as well as the Report of the

Supervisory Board for the fiscal year 2009

PROPOSAL #2.: Appropriation of net earnings                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approval of the actions of the members         ISSUER            YES             FOR                  FOR

of the Management Board

PROPOSAL #4.: Approval of the actions of the members         ISSUER            YES             FOR                  FOR

of the Supervisory Board

PROPOSAL #5.: By-election to the Supervisory Board             ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Approval of the remuneration system for        ISSUER            YES             FOR                  FOR

 the Management Board members of Allianz SE

PROPOSAL #7.: Creation of an Authorized Capital                 ISSUER            YES             FOR                  FOR

2010/I, cancellation of the Authorized Capital 2006/I

 and corresponding amendment to the Statutes

PROPOSAL #8.: Creation of an Authorized Capital                 ISSUER            YES             FOR                  FOR

2010/II for the issuance of shares to employees,

cancellation  of the Authorized Capital 2006/II and

corresponding amendment to the Statutes

PROPOSAL #9.: Approval of a new authorization to                ISSUER            YES             FOR                  FOR

issue bonds carrying conversion and/or option rights

as well as convertible participation rights, creation

 of a Conditional Capital 2010, cancellation of the

current authorization to issue bonds carrying

conversion and/or option rights, cancellation of the

Conditional Capital 2006 and corresponding amendment

to the Statutes

PROPOSAL #10.: Authorization to acquire treasury                ISSUER            YES             FOR                  FOR

shares for trading purposes

PROPOSAL #11.: Authorization to acquire and utilize          ISSUER            YES             FOR                  FOR

treasury shares for other purposes

PROPOSAL #12.: Authorization to use derivatives in            ISSUER            YES             FOR                  FOR

connection with the acquisition of treasury shares

pursuant to Paragraph 71 (1) no. 8 of the German

Stock Corporation Act (Aktiengesetz)

PROPOSAL #13.: Approval of control and profit                     ISSUER            YES             FOR                  FOR

transfer agreement between Allianz SE and Allianz

Common Applications and Services GmbH

PROPOSAL #14.: Approval of control and profit                     ISSUER            YES             FOR                  FOR

transfer agreement between Allianz SE and AZ-Argos 45

 Vermoegensverwaltungsgesellschaft mbH

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALTRIA GROUP, INC.

  TICKER:                  MO                   CUSIP:   02209S103

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: ELIZABETH E.                ISSUER            YES             FOR                  FOR

BAILEY

PROPOSAL #1B: ELECTION OF DIRECTOR: GERALD L. BALILES        ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JOHN T. CASTEEN          ISSUER            YES             FOR                  FOR

III

PROPOSAL #1D: ELECTION OF DIRECTOR: DINYAR S. DEVITRE        ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: THOMAS F. FARRELL        ISSUER            YES             FOR                  FOR

 II

PROPOSAL #1F: ELECTION OF DIRECTOR: ROBERT E. R.                ISSUER            YES             FOR                  FOR

HUNTLEY

PROPOSAL #1G: ELECTION OF DIRECTOR: THOMAS W. JONES           ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: GEORGE MUNOZ                ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: NABIL Y. SAKKAB           ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: MICHAEL E.                   ISSUER            YES             FOR                  FOR

SZYMANCZYK

PROPOSAL #02: 2010 PERFORMANCE INCENTIVE PLAN                      ISSUER            YES             FOR                  FOR

PROPOSAL #03: RATIFICATION OF THE SELECTION OF                   ISSUER            YES             FOR                  FOR

INDEPENDENT AUDITORS

PROPOSAL #04: SHAREHOLDER PROPOSAL 1 - FOOD                    SHAREHOLDER        YES         ABSTAIN           AGAINST

INSECURITY AND TOBACCO USE

PROPOSAL #05: SHAREHOLDER PROPOSAL 2 - CREATE HUMAN      SHAREHOLDER        YES         ABSTAIN           AGAINST

RIGHTS PROTOCOLS FOR THE COMPANY AND ITS SUPPLIERS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALUMINA LTD

  TICKER:                  N/A                 CUSIP:   Q0269M109

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial report and the              ISSUER             NO              N/A                  N/A

reports of the Directors and the Auditor for the YE

31 DEC 2009

PROPOSAL #2: Adopt the remuneration report for the YE        ISSUER            YES             FOR                  FOR

 31 DEC 2009

PROPOSAL #3: Re-election of Mr. Peter A. F. Hay as a         ISSUER            YES             FOR                  FOR

Director, retires in accordance with the Company's

Constitution

PROPOSAL #4: Approve, for all purposes under the                ISSUER            YES             FOR                  FOR

Corporations Act 2001  Cth  for the grant to Mr. John

 Bevan, Chief Executive Officer of the Company, of

rights to acquire ordinary shares in the capital of

the Company in accordance with the terms contained in

 the Company's Long Term Incentive Plan as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMAZON.COM, INC.

  TICKER:                  AMZN               CUSIP:   023135106

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: JEFFREY P. BEZOS         ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: TOM A. ALBERG               ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JOHN SEELY BROWN         ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: WILLIAM B. GORDON        ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: ALAIN MONIE                  ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: THOMAS O. RYDER           ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: PATRICIA Q.                 ISSUER            YES             FOR                  FOR

STONESIFER

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

ERNST & YOUNG LLP AS INDEPENDENT AUDITORS

PROPOSAL #03: SHAREHOLDER PROPOSAL CALLING FOR THE        SHAREHOLDER        YES         ABSTAIN           AGAINST

COMPANY TO MAKE CERTAIN DISCLOSURES REGARDING

CORPORATE POLITICAL CONTRIBUTIONS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMCOR LTD

  TICKER:                  N/A                 CUSIP:   Q03080100

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the              ISSUER             NO              N/A                  N/A

Company and the reports of the Directors and the

Auditor in respect of the YE 30 JUN 2009

PROPOSAL #2.a: Re-elect Mr. George John Pizzey as a          ISSUER            YES             FOR                  FOR

Director who retires by rotation in accordance with

Rule 63 of the Company's Constitution

PROPOSAL #2.b: Re-elect Mr. Jeremy Leigh Sutcliffe as        ISSUER            YES             FOR                  FOR

 a Director who retires by rotation in accordance

with Rule 63 of the Company's Constitution

PROPOSAL #3.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Corporations Act 2001 [Cth] and the Australian

Securities Exchange Listing Rules [including Listing

Rule 10.14], the issue to the Managing Director and

the Chief Executive Officer of the Company, Mr. K.N.

MacKenzie, of 367,000 Performance Rights and

2,760,000 Options pursuant to the Company's Long Term

 Incentive Plan, as specified, and for the issue of

ordinary shares in the Company upon the exercise of

those Options and Performance Rights

PROPOSAL #4.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Corporations Act 2001 [Cth], and the Australian

Securities Exchange Listing Rules [including Listing

Rule 10.14], the issue to the Managing Director and

the Chief Executive Officer of the Company, Mr. K.N.

MacKenzie, of a number of share Rights pursuant to

the Company's Management Incentive Plan - Equity, as

specified and for the issue of ordinary shares in the

 Company upon the vesting of those Share Rights

PROPOSAL #5.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

Company [included in the report of the Directors] for

 the YE 30 JUN 2009

PROPOSAL #S.6: Approve, pursuant to Sections 136(2)          ISSUER            YES             FOR                  FOR

and 648G of the Corporations Act 2001 [CTH] the

Company's Constitution be altered in the manner

Amended Constitution submitted to this meeting and

signed by the Chairman of this meeting for

identification, such alterations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMEC PLC

  TICKER:                  N/A                 CUSIP:   G02604117

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts and the reports of         ISSUER            YES             FOR                  FOR

the Directors and the Auditors for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the Directors remuneration report      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the remuneration policy set out         ISSUER            YES             FOR                  FOR

in the Director's remuneration report

PROPOSAL #5: Reelection of Mr J M Green Armytage as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #6: Reelection of Mr'S Y Brikho as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Appointment of Ernst and Young LLP as            ISSUER            YES             FOR                  FOR

the Auditors

PROPOSAL #8: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #S.9: Amend the Articles of Association as          ISSUER            YES             FOR                  FOR

referred to in the notice of meeting

PROPOSAL #10: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

 or to grant rights to subscribe for or to convert

any security into shares

PROPOSAL #S.11: Approve the disapplication of Section        ISSUER            YES             FOR                  FOR

 561(1) of the Companies Act 2006

PROPOSAL #S.12: Authorize the Company to make                     ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.13: Approve the notice of general meetings      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICA MOVIL SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P0280A101

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation, and where appropriate,            ISSUER             NO              N/A                  N/A

approval of a proposal, under the retained earnings

account, to pay a dividend in cash from the account

balance of consolidated net taxable income referred

to Income Tax Law in the amount of MXN 0.50 each for

the shares of the Series AA, A and L in the capital

of the Company, payable in a single payment as agreed

 by the assembly; the total amount would be subject

to the adjustments resulting from or repositioning

repurchase its own shares, among other Corporate

events to adjust the number of shares outstanding at

the time of payment of the dividend

PROPOSAL #2.: Receive the report on compliance with          ISSUER             NO              N/A                  N/A

the tax obligations of the Company for the FY 2008,

referred to Article 86, Section XX of the Income Tax

Law

PROPOSAL #3.: Appointment of the delegates to give            ISSUER             NO              N/A                  N/A

effect to the resolutions adopted by this assembly

and, where appropriate, the formalized as appropriate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICA MOVIL SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P0280A101

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Amend the various provisions of the              ISSUER            YES         AGAINST           AGAINST

Corporate Bylaws of the Company; resolutions in this

regard

PROPOSAL #II.: Approve the designation of delegates          ISSUER            YES         AGAINST           AGAINST

who will carry out the resolutions passed by this

meeting and, if relevant, formalize them as

appropriate; resolutions in this regard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICA MOVIL SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P0280A101

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to carry out transactions that          ISSUER            YES         AGAINST           AGAINST

represent 20% or more of the consolidated assets of

the Company on the basis of numbers corresponding to

the end of the fourth quarter of 2009, in accordance

with that which is provided for in Section 17 of the

Corporate Bylaws of the Company and in Article 47 of

the Securities Market Law; resolutions in this regard

PROPOSAL #2: Approve the designation of delegates who        ISSUER            YES         AGAINST           AGAINST

 will carry out the resolutions passed by this

meeting and, if relevant, formalize them as

appropriate; resolutions in this regard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICA MOVIL SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P0280A101

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appointment and/or ratification, if              ISSUER            YES         AGAINST           AGAINST

relevant, of the members of the Board of Directors of

 the Company who are to be appointed by the series L

Shareholders of the Company

PROPOSAL #2.: Approve the designation of delegates            ISSUER            YES             FOR                  FOR

who will carry out the resolutions passed by this

meeting and, if relevant, formalize them as

appropriate; resolutions in this regard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICA MOVIL SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P0280A101

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: The information from the general                   ISSUER             NO              N/A                  N/A

Director prepared in accordance with the terms of

Article 172 of the general mercantile Companies Law

and 44, part xi, of the Securities Market law,

accompanied by the opinion of the Outside Auditor,

regarding the operations and results of the Company

for the FYE on 31 DEC 2009, as well as t he opinion

of the Board of Director's of the Company regarding

the content of said report; the report from the Board

 of Directors that is referred to in line b of

Article 172 of the general mercantile Companies Law,

in which are established and explained the main

accounting and information policies and criteria

followed in the preparation of the Company's

financial information; the information from the Board

 of Directors regarding the transactions and

activities in which it intervened in accordance with

the terms of Article 28, part iv, line e, of the

Securities Market Law; the annual report regarding

the activities conducted by the Audit Committee of

the Company in accordance with the terms of Article

43 of the Securities Market Law and the report with

regard to the subsidiaries of the Company; the

financial statements of the Company to 31 DEC 2009,

which include a proposal for the allocation of

profit, including the proposal for the payment of a

cash dividend to shareholders of the Company; the

report regarding the fulfillment of the tax

obligations that are the Company's responsibility in

accordance with Article 86, part xx, of the income

PROPOSAL #2.: Ratification, as the case may be, of            ISSUER             NO              N/A                  N/A

the performance of the Company's Board of Directors

and general Director for FY 2009 and appointment

and/or ratification, as the case may be, of the

persons to become Members of the Company's Board of

Directors, the Secretary and assistant Secretaries of

 such Board and the Chairman of the Company's Audit

and Corporate Practices Committee, as well as the

determination of their compensations, resolutions in

PROPOSAL #3.: Ratification, as the case may be, of            ISSUER             NO              N/A                  N/A

the Executive Committees performance, of the Audit

and Corporate practices and transactions Committee in

 puerto rico and the United States of America for FY

2009 and appointment and/or ratification, as the case

 may be, of the persons to become Members of the

Company's Executive Committee, the Audit and

corporate practices an d transactions committee in

Puerto rico and the United States of America, as well

 as the determination of the relevant compensations,

resolutions in connection thereto

PROPOSAL #4.: Presentation and, as the case may be,          ISSUER             NO              N/A                  N/A

approval of the Board of Directors, report on the

Company's policies regarding the acquisition of own

shares and, as the case may be, the placement

thereof, presentation and, as the case may be,

approval of a proposal in order to increase the

amount of funds currently available for the

acquisition of own shares, in terms of the provisions

 contained in Article 56 of the securities market

law, resolutions in connection thereto

PROPOSAL #5.: Appointment of delegates to comply the         ISSUER             NO              N/A                  N/A

resolutions adopted by this meeting and, as the case

may be, to formalize them as applicable, resolutions

in connection thereto

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICA MOVIL, S.A.B. DE C.V.

  TICKER:                  AMX                 CUSIP:   02364W105

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: APPROVAL OF A PROPOSAL TO CARRY OUT                ISSUER            YES         AGAINST           AGAINST

OPERATIONS REPRESENTING 20% (TWENTY PER CENT) OR MORE

 OF THE COMPANY'S CONSOLIDATED ASSETS AS SET FORTH IN

 THE COMPANY'S FOURTH QUARTER 2009 FINANCIAL AND

OPERATING REPORT, IN COMPLIANCE WITH PROVISION

SEVENTEENTH OF THE COMPANY'S BY-LAWS AND ARTICLE 47

OF THE MEXICAN SECURITIES MARKET LAW. ADOPTIONS OF

RESOLUTIONS THEREOF.

PROPOSAL #II: APPOINTMENT OF DELEGATES TO EXECUTE              ISSUER            YES         AGAINST           AGAINST

AND, IF APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED

 BY THE MEETING. ADOPTION OF RESOLUTIONS THEREOF.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICA MOVIL, S.A.B. DE C.V.

  TICKER:                  AMX                 CUSIP:   02364W105

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPOINTMENT OR, AS THE CASE MAY BE,              ISSUER            YES         AGAINST           AGAINST

REELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS

OF THE COMPANY THAT THE HOLDERS OF THE SERIES L

SHARES ARE ENTITLED TO APPOINT. ADOPTION OF

RESOLUTIONS THEREON.

PROPOSAL #02: APPOINTMENT OF DELEGATES TO EXECUTE              ISSUER            YES             FOR               AGAINST

AND, IF APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED

 BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICAN CAPITAL AGENCY CORP.

  TICKER:                  AGNC               CUSIP:   02503X105

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MORRIS A. DAVIS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RANDY E. DOBBS                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LARRY K. HARVEY                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALVIN N. PURYEAR                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MALON WILKUS                                         ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF APPOINTMENT OF ERNST &         ISSUER            YES             FOR                  FOR

YOUNG LLP AS INDEPENDENT PUBLIC ACCOUNTANT FOR THE

YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICAN EQUITY INVESTMENT LIFE HLDG CO

  TICKER:                  AEL                 CUSIP:   025676206

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: ALEXANDER M. CLARK                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT L. HILTON                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN M. MATOVINA                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF KPMG LLP          ISSUER            YES             FOR                  FOR

AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICAN EXPRESS COMPANY

  TICKER:                  AXP                 CUSIP:   025816109

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: D.F. AKERSON                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: C. BARSHEFSKY                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: U.M. BURNS                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: K.I. CHENAULT                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: P. CHERNIN                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J. LESCHLY                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R.C. LEVIN                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R.A. MCGINN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: E.D. MILLER                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: S.S REINEMUND                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R.D. WALTER                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R.A. WILLIAMS                                       ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF APPOINTMENT OF                       ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.

PROPOSAL #03: ADVISORY (NON-BINDING) VOTE APPROVING          ISSUER            YES             FOR                  FOR

EXECUTIVE COMPENSATION.

PROPOSAL #04: SHAREHOLDER PROPOSAL RELATING TO               SHAREHOLDER        YES         AGAINST               FOR

CUMULATIVE VOTING FOR DIRECTORS.

PROPOSAL #05: SHAREHOLDER PROPOSAL RELATING TO THE        SHAREHOLDER        YES         AGAINST               FOR

CALLING OF SPECIAL SHAREHOLDER MEETINGS.

PROPOSAL #06: SHAREHOLDER PROPOSAL RELATING TO SHARE    SHAREHOLDER        YES         AGAINST               FOR

RETENTION REQUIREMENTS FOR EXECUTIVES.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICAN GREETINGS CORPORATION

  TICKER:                  AM                   CUSIP:   026375105

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: SCOTT S. COWEN                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: W.E. MACDONALD, III                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ZEV WEISS                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERIPRISE FINANCIAL, INC.

  TICKER:                  AMP                 CUSIP:   03076C106

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: JAMES M.                       ISSUER            YES             FOR                  FOR

CRACCHIOLO

PROPOSAL #1B: ELECTION OF DIRECTOR: H. JAY SARLES               ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO ADOPT AND APPROVE AN AMENDMENT TO            ISSUER            YES             FOR                  FOR

THE COMPANY'S CERTIFICATE OF INCORPORATION TO

DECLASSIFY THE BOARD OF DIRECTORS.

PROPOSAL #03: TO APPROVE A NON-BINDING ADVISORY                 ISSUER            YES             FOR                  FOR

RESOLUTION ON THE COMPANY'S EXECUTIVE COMPENSATION

PHILOSOPHY, OBJECTIVES AND POLICIES.

PROPOSAL #04: TO APPROVE THE AMENDED AND RESTATED              ISSUER            YES             FOR                  FOR

AMERIPRISE FINANCIAL 2005 INCENTIVE COMPENSATION PLAN.

PROPOSAL #05: TO RATIFY THE AUDIT COMMITTEE'S                     ISSUER            YES             FOR                  FOR

SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT

REGISTERED PUBLIC ACCOUNTANTS FOR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERISOURCEBERGEN CORPORATION

  TICKER:                  ABC                 CUSIP:   03073E105

  MEETING DATE:      3/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: RICHARD W.                   ISSUER            YES             FOR                  FOR

GOCHNAUER

PROPOSAL #1B: ELECTION OF DIRECTOR: EDWARD E.                     ISSUER            YES             FOR                  FOR

HAGENLOCKER

PROPOSAL #1C: ELECTION OF DIRECTOR: HENRY W. MCGEE             ISSUER            YES             FOR                  FOR

PROPOSAL #2: APPROVAL OF THE AMENDMENT AND                          ISSUER            YES             FOR                  FOR

RESTATEMENT OF AMERISOURCEBERGEN'S AMENDED AND

RESTATED CERTIFICATE OF INCORPORATION TO REPLACE ALL

SUPERMAJORITY VOTE REQUIREMENTS WITH A MAJORITY VOTE

REQUIREMENT.

PROPOSAL #3: RATIFICATION OF APPOINTMENT OF ERNST &          ISSUER            YES             FOR                  FOR

YOUNG LLP AS AMERISOURCEBERGEN'S INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMMB HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y0122P100

  MEETING DATE:      8/13/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to renew the shareholders'                ISSUER            YES             FOR                  FOR

mandate for the Company and/or its subsidiaries to

enter into recurrent related party transactions of a

revenue or trading nature with AmcorpGroup Berhad and

 any of its subsidiaries and/or associated Companies

[Amcorp Group] which are necessary for the day-to-day

 operations of the Company and/or of its subsidiaries

 in the ordinary course of business on terms not more

 favorable to Amcorp Group than those generally

available to the public and which are not detrimental

 to the minority shareholders of the Company, as

specified; and [Authority expires at the conclusion

of the next AGM of the Company] and that disclosure

be made in the annual report of the Company of the

aggregate value of such transactions conducted

pursuant to the shareholders' mandate granted herein

during the FY and authorize the Directors of the

Company to complete and do all such acts and things

as they may consider expedient or necessary or in the

 interests of the Company and/or its subsidiaries and

 to give effect to the transactions contemplated

and/or authorized by this resolution

PROPOSAL #2.: Approve to renew the shareholders'                ISSUER            YES             FOR                  FOR

mandate for the Company and/or its subsidiaries to

enter into recurrent related party transactions of a

revenue or trading nature with Australia and New

Zealand Banking Group Limited and any of its

subsidiaries and/or associated companies [ANZ Group]

which are necessary for the day-to-day operations of

the Company and/or its subsidiaries in the ordinary

course of business on terms not more favorable to ANZ

 Group than those generally available to the public

and which are not detrimental to the minority

shareholders of the Company, as specified and

[Authority expires at the conclusion of the next AGM

of the Company]; and that disclosure be made in the

annual report of the Company of the aggregate value

of such transactions conducted pursuant to the

shareholders' mandate granted herein during the FY

and authorize the Directors of the Company to

complete and do all such acts and things as they may

consider expedient or necessary or in the interests

of the Company and/or its subsidiaries and to give

effect to the transactions contemplated and/or

authorized by this resolution

PROPOSAL #3.: Approve to renew the shareholders'                ISSUER            YES             FOR                  FOR

mandate for the Company and/or its subsidiaries to

enter into recurrent related party transactions of a

revenue or trading nature with Unigaya Protection

Systems Sdn Bhd and any of its subsidiaries and/or

associated companies [Unigaya Group] which are

necessary for the day-to-day operations of the

Company and/or its subsidiaries in the ordinary

course of business on terms not more favorable to

Unigaya Group than those generally available to the

public and which are not detrimental to the minority

shareholders of the Company, as specified and

[Authority in force until the conclusion of the next

AGM of the Company]; and that disclosure be made in

the annual report of the Company of the aggregate

value of such transactions conducted pursuant to the

shareholders' mandate granted herein during the FY

and authorize the Directors of the Company to

complete and do all such acts and things as they may

consider expedient or necessary or in the interests

of the Company and/or its subsidiaries and to give

effect to the transactions contemplated and/or

authorized by this resolution

PROPOSAL #4.: Approve to renew the shareholders'                ISSUER            YES             FOR                  FOR

mandate for the Company and/or its subsidiaries to

enter into recurrent related party transactions of a

revenue or trading nature with Modular Corp [M] Sdn

Bhd and any of its subsidiaries and/or associated

Companies [Modular Group] which are necessary for the

 day-to-day operations of the Company and/or its

subsidiaries in the ordinary course of business on

terms not more favorable to Modular Group than those

generally available to the public and which are not

detrimental to the minority shareholders of the

Company, as specified and [Authority in force until

the conclusion of the next AGM of the Company]; and

that disclosure be made in the annual report of the

Company of the aggregate value of such transactions

conducted pursuant to the shareholders' mandate

granted herein during the FY and authorize the

Directors of the Company to complete and do all such

acts and things as they may consider expedient or

necessary or in the interests of the Company and/or

its subsidiaries and to give effect to the

transactions contemplated and/or authorized by this

resolution

PROPOSAL #5.: Approve to renew the shareholders'                ISSUER            YES             FOR                  FOR

mandate for the Company and/or its subsidiaries to

enter into recurrent related party transactions of a

revenue or trading nature with Cuscapi Berhad and any

 of its subsidiaries and/or associated Companies

[Cuscapi Group] which are necessary for the day-to-

day operations of the Company and/or its subsidiaries

 in the ordinary course of business on terms not more

 favorable to Cuscapi Group than those generally

available to the public and which are not detrimental

 to the minority shareholders of the Company, as

specified and [Authority in force until the

conclusion of the next AGM of the Company]; and that

disclosure be made in the annual report of the

Company of the aggregate value of such transactions

conducted pursuant to the shareholders' mandate

granted herein during the FY and authorize the

Directors of the Company to complete and do all such

acts and things as they may consider expedient or

necessary or in the interests of the Company and/or

its subsidiaries and to give effect to the

transactions contemplated and/or authorized by this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMMB HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y0122P100

  MEETING DATE:      8/13/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements for the FYE 31 MAR 2009 and the reports of

 the Directors and Auditors thereon

PROPOSAL #2.: Approve a first and final dividend of          ISSUER            YES             FOR                  FOR

8.0% less tax for the FYE 31 MAR 2009

PROPOSAL #3.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

of MYR 72,000.00 per annum for each Director for the

FYE 31 MAR 2009

PROPOSAL #4.: Re-elect Y Bhg Tan Sri Dato' Mohd                 ISSUER            YES             FOR                  FOR

Ibrahim Mohd Zain as a Director, who retires by

rotation pursuant to Article 89 of the Company's

Articles of Association

PROPOSAL #5.: Re-elect Dr Robert John Edgar as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 89 of the Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. Cheah Tek Kuang as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 89 of the Company's Articles of Association

PROPOSAL #7.: Re-elect Mr. Mark David Whelan, who              ISSUER            YES             FOR                  FOR

retires pursuant to Article 97 of the Company's

Articles of Association

PROPOSAL #8.: Re-appoint Y Bhg Tan Sri Dato' Azman            ISSUER            YES             FOR                  FOR

Hashim as a Director of the Company, retiring

pursuant to Section 129 of the Companies Act, 1965,

to hold office until the next AGM

PROPOSAL #9.: Re-appoint Y A Bhg Tun Mohammed Hanif          ISSUER            YES             FOR                  FOR

Omar as a Director of the Company, retiring pursuant

to Section 129 of the Companies Act, 1965, to hold

office until the next AGM

PROPOSAL #10.: Re-appoint Messrs. Ernst & Young, the         ISSUER            YES             FOR                  FOR

retiring Auditors and authorize the Directors to

determine their remuneration

PROPOSAL #11.: Authorize the Directors of the                     ISSUER            YES         AGAINST           AGAINST

Company, pursuant to the Company's Executives' Share

Scheme ['ESS'] as approved by the EGM of the Company

held on 26 SEP 2008, to allot and issue such number

of new ordinary shares in the Company from time to

time as may be required for the purpose of the ESS,

provided that the total number of new and existing

ordinary shares in the Company to be allotted and

issued and/or transferred, as the case may be, under

the ESS, shall not exceed 15% in aggregate of the

total issued and paid-up ordinary share capital of

the Company at any point of time throughout the

PROPOSAL #12.: Authorize the Directors of the                     ISSUER            YES         AGAINST           AGAINST

Company, pursuant to the AMMB Holdings Berhad Share

Scheme ['ESS'] as approved by the EGM of the Company

held on 26 SEP 2008 and subject to the passing of the

 Ordinary Resolution No. 11, to allot and issue such

number of new ordinary shares in the Company to Mr.

Cheah Tek Kuang, the Group Managing Director of the

Company, from time to time pursuant to the ESS, and

in accordance with the specified By-Laws

PROPOSAL #13.: Authorize the Board of Directors,                ISSUER            YES             FOR                  FOR

subject to the approvals from the relevant

authorities, where such approval is necessary and

pursuant to Section 132D of the Companies Act, 1965,

to issue shares in the capital of the Company at any

time upon such terms and conditions and for such

purposes as the Directors, may, in their discretion,

deem fit provided that the aggregate number of shares

 to be issued pursuant to this resolution does not

exceed 10% of the issued share capital of the Company

 for the time being

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMR CORPORATION

  TICKER:                  AMR                 CUSIP:   001765106

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: GERARD J. ARPEY                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN W. BACHMANN                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID L. BOREN                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ARMANDO M. CODINA                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAJAT K. GUPTA                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALBERTO IBARGUEN                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANN M. KOROLOGOS                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL A. MILES                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PHILIP J. PURCELL                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAY M. ROBINSON                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JUDITH RODIN                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MATTHEW K. ROSE                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROGER T. STAUBACH                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE SELECTION BY THE            ISSUER            YES             FOR                  FOR

AUDIT COMMITTEE OF ERNST & YOUNG LLP AS INDEPENDENT

AUDITORS FOR THE YEAR 2010.

PROPOSAL #03: STOCKHOLDER PROPOSAL RELATING TO               SHAREHOLDER        YES         AGAINST               FOR

CUMULATIVE VOTING FOR THE ELECTION OF DIRECTORS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANADOLU EFES BIRACILIK VE MALT SANAYI AS, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M10225106

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of the Chairmanship and                     ISSUER             NO              N/A                  N/A

authorize the Chairmanship to sign the

PROPOSAL #2: Receive the Board of Directors' activity        ISSUER             NO              N/A                  N/A

 report, Auditors' report as well as of the

Independent Auditing Company's report

PROPOSAL #3: Approve the consolidated balance sheet          ISSUER             NO              N/A                  N/A

and income statement of year 2009 prepared in

accordance with the capital market legislation

PROPOSAL #4: Grant discharge to the Board Members and        ISSUER             NO              N/A                  N/A

 the Auditors

PROPOSAL #5: Approve the Board of Director's proposal        ISSUER             NO              N/A                  N/A

 concern ng the distr but on of prof t

PROPOSAL #6: Election of the members of the Board of         ISSUER             NO              N/A                  N/A

Directors as well as of the Auditors

PROPOSAL #7: Approve to give information to the                 ISSUER             NO              N/A                  N/A

shareholders about the donations given across year

PROPOSAL #8: Approve to give information to the                 ISSUER             NO              N/A                  N/A

shareholders about the policy on distribution of

profit and disclosure policy within the terms of the

corporate governace principals

PROPOSAL #9: Ratify the election of  ndependent                 ISSUER             NO              N/A                  N/A

Auditing Company in accordance with the capital

market Board's regulation concerning 'capital Market

 ndependent External Auditing'

PROPOSAL #10: Approve to informe the shareholders on         ISSUER             NO              N/A                  N/A

hypothecs, mortgages and guareentees granted in

favour of the third parties as well as the income and

 benefit gained, within the terms of the Capital

Market Board's Legislation

PROPOSAL #11: Amend the Articles of Association, in          ISSUER             NO              N/A                  N/A

accordance with the permission granted by ministry of

 industry and trade

PROPOSAL #12: Authorize the members of the Board of          ISSUER             NO              N/A                  N/A

Directors in accordance with the Articles 334 and 335

 of the Turkish Trade Code

PROPOSAL #13: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANDHRA BANK LTD

  TICKER:                  N/A                 CUSIP:   Y01279119

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and adopt the Audited Balance            ISSUER            YES             FOR                  FOR

Sheet as at 31 MAR 2010 and the Profit and Loss

Account for the YE on that date, the report of the

Board of Directors on the working and activities of

the Bank for the period covered by the Accounts and

the Auditors' report on the Balance Sheet and Accounts

PROPOSAL #2: Declare a dividend on Equity Shares                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANGLO AMERN PLC

  TICKER:                  N/A                 CUSIP:   G03764134

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements of the         ISSUER            YES             FOR                  FOR

Company and the group and the reports of the

Directors and Auditors for the YE 31 DEC 2009

PROPOSAL #2: Election of Sir Philip Hampton as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3: Election of Ray O'Rourke as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #4: Election of Sir John Parker as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5: Election of Jack Thompson as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #6: Re-election of Cynthia Carroll as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7: Re-election of Nicky Oppenheimer as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #8: Re-appointment of Deloitte LLP as the            ISSUER            YES             FOR                  FOR

Auditors of the Company for the ensuing year

PROPOSAL #9: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of the Auditors

PROPOSAL #10: Approve the Director's remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009 set out in the annual

report

PROPOSAL #11: Approve that the authority conferred on        ISSUER            YES             FOR                  FOR

 the Directors by Article 9.2 of the Company's new

Articles  as defined in Resolution 14   to be adopted

 at the conclusion of this AGM pursuant to Resolution

 14  be renewed upon the new Articles becoming

effective for the period ending at the end of the AGM

 in 2011 or on 30 JUN 2011, whichever is the earlier

and for such period the Section 551 amount shall be

USD 72.3 million; such authority shall be in

substitution for all previous authorities pursuant to

 section 551 of the Companies Act 2006

PROPOSAL #S.12: Approve, subject to the passing of            ISSUER            YES             FOR                  FOR

Resolution 11 above, to renew the power conferred on

the Directors by Article 9.3 of the Company's New

Articles  to be adopted at the conclusion of the AGM

pursuant to Resolution 14  upon the New Articles

becoming effective for the period referred to in such

 resolution and for such period the Section 561

amount shall be USD 36.1 million; such authority

shall be in substitution for all previous powers

pursuant to Section 561 of the Companies Act 2006

PROPOSAL #S.13: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

Section 701 of the Companies Act 2006, to make market

 purchases  with in the meaning of Section 693 of the

 Companies Act 2006  of ordinary shares of 54 86/91

US cents each in the capital of the Company provided

that, the maximum number of ordinary shares of 54

86/31 US cents each in the capital of the Company to

be acquired is 197.3 million, at a minimum price

which may be paid for an ordinary share is 54 86/91

US cents and the maximum price which may be paid for

an ordinary share is an amount equal to the higher of

 105% of the average of the middle market quotation

for an ordinary share, as derived from the London

Stock Exchange Daily Official List, CONTD

PROPOSAL #S.14: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association by virtue of

Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and adopt the Articles of Association of

 the Company to the meeting and initialed by the

Chairman of the meeting for the purpose of

identification  the 'New Articles'  in substitution

for, and to the exclusion of the existing Articles of

 Association

PROPOSAL #S.15: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than the AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANGLO PLATINUM LTD

  TICKER:                  N/A                 CUSIP:   S9122P108

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Adopt the annual financial statements         ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009, together with the Directors'

report and the report of the Auditors

PROPOSAL #O.2.1: Re-elect Mr. T M F Phaswana as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of

Article 82 of the Articles of Association of the

Company

PROPOSAL #O.2.2: Re-elect Mr. R M W Dunne as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of

Article 82 of the Articles of Association of the

Company

PROPOSAL #O.2.3: Re-elect R Medori as a Director of          ISSUER            YES             FOR                  FOR

the Company, who retires in terms of Article 85 of

the Articles of Association of the Company

PROPOSAL #O.2.4: Re-elect Ms. W E Lucas-Bull as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of

Article 82 of the Articles of Association of the

Company

PROPOSAL #O.3: Appointment of Mr. R M W Dunne                    ISSUER            YES             FOR                  FOR

Chairman , Ms.'S E N Sebotsa  Member , Mr. TA Wixley

[Member] to the Audit Committee in terms of Section

94(2), the Board has determined that each of the

Members standing for appointment is Independent in

accordance with requirements of Section 94(4)(b), and

 that they possess the required qualifications and

experience as determined by the Board

PROPOSAL #O.4: Re-appoint Deloitte & Touche as the            ISSUER            YES             FOR                  FOR

External Auditors of the Company and of the Group

until the conclusion of the next AGM

PROPOSAL #O.5: Approve, that in terms of Article                ISSUER            YES             FOR                  FOR

71(b) of the Company's Articles of Association, the

fees payable to the Chairman and Non-Executive

Directors for their services to the Board, Audit and

other committees of the Board be revised with effect

from  01 JAN 2010 as specified

PROPOSAL #O.6: Approve the Company's Remuneration              ISSUER            YES         AGAINST           AGAINST

Policy, as specified in the remuneration report,

which forms part of this annual report

PROPOSAL #O.7: Approve, subject to the provisions of         ISSUER            YES         AGAINST           AGAINST

Section 221 of the Companies Act, 1973, as amended,

and the Listings Requirements of the JSE Limited, to

place the authorized but unissued ordinary shares of

10 cents each in the share capital of the Company

excluding for this purpose those ordinary shares over

 which the Directors have been given specific

authority to meet the requirements of the Anglo

Platinum share schemes  at the disposal and under the

 control of the Directors, to allot and issue such

shares in their discretion to such persons on such

terms and conditions and at such times as the

Directors may determine, which authority shall only

be valid until the Company's next AGM

PROPOSAL #S.1: Authorize the Company and/or any of            ISSUER            YES             FOR                  FOR

its subsidiaries, in terms of Sections 85 and 89 of

the Companies Act 1973 as amended  the Companies Act

 and in terms of the Listing Requirements of the JSE

Limited  the Listing Requirements , to acquire

ordinary shares of 10 cents each  Ordinary  issued by

 the Company, and/or conclude derivative transactions

 which may result in the purchase of ordinary shares

in terms of the Listings Requirements, it being

recorded that such Listings Requirements currently

require, inter alia, that: may make a general

repurchase of securities only if any such repurchases

 of ordinary shares shall be implemented on the main

Board of the JSE Limited  JSE  or any other stock

exchange on which the Company's shares are listed and

 on which the Company or any of its subsidiaries may

wish to implement any repurchases of ordinary shares

with the approval of the JSE and any other such Stock

 Exchange, as necessary, not exceedin

PROPOSAL #S.2: Approve that Article No 144 in the              ISSUER            YES             FOR                  FOR

Articles of Association of the Company detailing the

terms and conditions applicable to the Company's

convertible Perpetual Cumulative Preference Shares of

 1 cent each is hereby cancelled and deleted in its

entirety from the Articles of Association of the

Company and, simultaneously, that the 836,235

Convertible Perpetual Cumulative Preference Shares

remaining in the authorized share capital of the

Company be cancelled

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANGLOGOLD ASHANTI LTD

  TICKER:                  N/A                 CUSIP:   S04255196

  MEETING DATE:      7/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve that, subject to the provisions        ISSUER            YES             FOR                  FOR

 of the Companies Act, 1973, as amended, and the

listings requirements of the JSE Limited from time to

 time, 15,384,615 ordinary shares of ZAR 0. 25 each

in the authorized but unissued share capital of the

Company are placed under the control of the Directors

 of the Company, as a specific authority and

approval, to allot and issue up to a maximum of

15,384,615 ordinary shares of ZAR 0.25 each in the

authorized but unissued share capital of the company,

 for the purpose of the conversion of the USD

732,500,000 3.50% convertible bonds due 2014, issued

by AngloGold Ashanti holdings Finance Plc, a wholly-

owned subsidiary of the Company, and irrevocably

guaranteed by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANGLOGOLD ASHANTI LTD

  TICKER:                  N/A                 CUSIP:   S04255196

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Receive and adopt the consolidated              ISSUER            YES             FOR                  FOR

audited annual financial statements of the Company

and its subsidiaries, together with the Auditors and

the Directors reports for the YE 31 DEC 2009

PROPOSAL #O.2: Appointment of Ernst and Young Inc, as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company from the

PROPOSAL #O.3: Re-election of  Mr. FB Arisman as a            ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of the

Articles of Association of the Company until the

conclusion of the next AGM of the Company

PROPOSAL #O.4: Re-election of  Prof LW Nkuhlu as a            ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of

Article 92 of the Articles of Association of the

Company

PROPOSAL #O.5: Appointment of Mr. FB Arisman as a              ISSUER            YES             FOR                  FOR

Member of the Audit and Corporate

PROPOSAL #O.6: Appointment of Prof LW Nkuhlu as a              ISSUER            YES             FOR                  FOR

Member of the Audit and Corporate

PROPOSAL #O.7: Amend that subject to the provisions          ISSUER            YES             FOR                  FOR

of the Companies Act, 1973, the Companies Act, 2008

and the listing requirements of the JSE Limited, from

 time to time, authorize the Directors to allot and

issue, for such purposes and on such terms as they

may, in their discretion, determine, ordinary shares

of ZAR 0.25 each in the authorized but unissued share

 capital of the Company, up to a maximum of 5% of the

 number of ordinary shares of ZAR 0.25 each in issue

from time to time

PROPOSAL #O.8: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, in accordance with the listing requirements

of the JSE Limited  JSE Listing Requirements  to

allot and issue for cash, on such terms and

conditions as they may deem fit, all or any of the

ordinary shares of ZAR 0.25 each  Ordinary Shares in

the authorized but unissued share capital of the

Company which they shall have to allot and issue in

terms of ordinary resolution number 7, subject to the

 following conditions: this authority shall be

limited to a maximum number of 5% of the number of

ordinary shares in the issued share capital of the

Company from time to time; this authority shall only

be valid until the next AGM of the Company but shall

not extend beyond 15 months; a paid press

announcement giving full details, including the

PROPOSAL #O.9: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, subject to the provisions of the Companies

Act, 1973, as the Companies Act, 2008 and the listing

 requirements of the JSE Limited, from time to time,

as a general authority and approval: to issue, upon

such terms and conditions as the Directors, in their

discretion may deem fit, such number of convertible

bonds which may be converted into a maximum, in the

aggregate, of 5% of the ordinary shares of ZAR 0.25

each in the issued share capital of CONTD.

PROPOSAL #O.10: Approve the Article 73 of the                     ISSUER            YES             FOR                  FOR

Company's Article of Association, the remuneration,

payable quarterly in arrear, to the Non-Executive

Directors of the Company, be increased with the

effect from 01 JUN 2010 on the basis as specified

PROPOSAL #O.11: Approve the remuneration, payable              ISSUER            YES             FOR                  FOR

quarterly in arrear, to the Non-Executive Directors

of the Company for serving on Committees of the

Board, be increased with the effect from 01 JUN 2010

on the basis as specified

PROPOSAL #O.12: Amend the AngloGold Limited Share              ISSUER            YES             FOR                  FOR

Incentive Scheme, as reflected in the conformed copy

thereof tabled at the AGM and initialled by the

Chairman of such meeting for the purposes of

identification, be approved

PROPOSAL #O.13: Amend the AngloGold Ashanti Limited          ISSUER            YES             FOR                  FOR

Long Term Incentive Par 2005, as reflected in the

conformed copy thereof tabled at the AGM and

initialed by the Chairman of such meeting for the

purposes of identification, be approved

PROPOSAL #O.14: Amend the AngloGold Ashanti Limited          ISSUER            YES             FOR                  FOR

Bonus Share Plan 2005, as reflected in the conformed

copy thereof tabled at the AGM and initialed by the

Chairman of such meeting for the purposes of

identification, be and they are hereby approved

PROPOSAL #O.15: Authorize the subject to the                       ISSUER            YES             FOR                  FOR

provisions of the Companies Act, 1973, as amended,

the Companies Act, 2008 and the listing requirements

of the JSE Limited, from time to time, 17,000,000

ordinary shares of ZAR 0.25 each in the authorized

but unissued share capital of the Company be and they

 are placed under the control of the Directors as a

specific authority and instruction to issue such

shares in accordance with the provisions of any

incentive schemes adopted by the Company from time to

 time, including but not limited to, the AngloGold

Ashanti Share CONTD.

PROPOSAL #O.16: Approve the remuneration policy of            ISSUER            YES             FOR                  FOR

the Company as set out below as a non-binding

advisory vote of shareholders of the Company in terms

 of the King report on Corporate Governance for South

 Africa 2009: the remuneration committee sets and

monitors executive remuneration for the Company; in

line with the executive remuneration policy; this

policy has as its objectives to: attract, award and

retain executives of the highest caliber; align the

behaviour and performance of executives with the

company's strategic goals, in the overall interests

of shareholders; ensure the appropriate balance

between short, medium, and long-term rewards and

incentives, with the latter being closely linked to

structured Company performance targets and strategic

objectives that are in place from time to time; and

ensure that regional CONTD.

PROPOSAL #S.17: Approve the acquisition in terms of          ISSUER            YES             FOR                  FOR

the Companies Act, 1973, as amended, Existing

Companies Act , the Companies Act 2008  New Companies

  and the listings requirements of the JSE limited by

 the Company of ordinary shares issued by the

Company, and the acquisition in terms of the

Companies Act, the new Companies Act and the listings

 requirements of the JSE limited, by any of the

Company's subsidiaries, from time to time, of

ordinary shares issued by the Company, is hereby

approved as a general approval provided that: any

such acquisition of shares shall be through the order

 book operated by the JSE Limited Trading system and

done without any prior understanding or arrangement

between the Company and the Counter party; and/or on

the open market of any other stock exchange on which

the shares are listed or may be listed CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANHEUSER-BUSCH INBEV SA, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B6399C107

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Amend the Article 13, 3 of the                     ISSUER             NO              N/A                  N/A

Articles of Association in order to set the term of

the mandate of the Directors at 4 years, unless the

shareholders' meeting fixes a shorter term

PROPOSAL #A.2: Approve the insertion of a new Article        ISSUER             NO              N/A                  N/A

 36bis in the Articles of Association, as specified

PROPOSAL #A3.A: Special report by the Board of                   ISSUER             NO              N/A                  N/A

Directors on the issuance of subscription rights and

the exclusion of the preference right of the existing

 shareholders in favor of specific persons, drawn up

in accordance with Articles 583, 596 and 598 of the

Companies Code

PROPOSAL #A.3.B: Special report by the statutory                ISSUER             NO              N/A                  N/A

Auditor on the exclusion of the preference right of

the existing shareholders in favor of specific

persons, drawn up in accordance with Articles 596 and

 598 of the Companies Code

PROPOSAL #A.3.C: Approve to exclude the preference            ISSUER             NO              N/A                  N/A

right of the existing shareholders in relation to the

 issuance of subscription rights in favor of all

current Directors of the Company, as identified in

the report referred under resolution A.3.A

PROPOSAL #A.3.D: Approve the issuance of 215,000                ISSUER             NO              N/A                  N/A

subscription rights and determining their terms and

conditions (as such terms and conditions are appended

 to report referred under Resolution A.3.A ); the

main provisions of these terms and conditions can be

summarized as specified

PROPOSAL #A.3.E: Approve to increase the capital of          ISSUER             NO              N/A                  N/A

the Company, under the condition precedent and to the

 extent of the exercise of the subscription rights,

for a maximum amount equal to the number of

subscription rights multiplied by their exercise

price and allocation of the issuance premium to an

account not available for distribution

PROPOSAL #A.3.F: Grant powers to 2 Directors acting          ISSUER             NO              N/A                  N/A

jointly to have recorded by notarial deed the

exercise of the subscription rights, the

corresponding increase of the capital, the number of

new shares issued, the resulting modification to the

Articles of Association and the allocation of the

issuance premium to an account not available for

PROPOSAL #B.1: Management report by the Board of                ISSUER             NO              N/A                  N/A

Directors on the accounting YE on 31 DEC 2009

PROPOSAL #B.2: Report by the statutory Auditor on the        ISSUER             NO              N/A                  N/A

 accounting YE on 31 DEC 2009

PROPOSAL #B.3: Communication of the consolidated                ISSUER             NO              N/A                  N/A

annual accounts relating to the accounting YE on 31

DEC 2009, as well as the management report by the

Board of Directors and the report by the statutory

Auditor on the consolidated annual accounts

PROPOSAL #B.4: Approve the statutory annual accounts         ISSUER             NO              N/A                  N/A

relating to the accounting YE on 31 DEC 2009,

including the specified allocation of the result: EUR

 profit of the accounting year: EUR 6,378,211; profit

 carried forward from the preceding accounting year:

EUR 1,282,104; result to be allocated: 7,660,315;

deduction for the unavailable reserve: 37,085 gross

dividend for the shares: EUR 605,033; balance of

carried forward profit: 7,018,197

PROPOSAL #B.5: Grant discharge to the Directors for          ISSUER             NO              N/A                  N/A

the performance of their duties during the accounting

 YE on 31 DEC 2009

PROPOSAL #B.6: Grant discharge to the statutory                 ISSUER             NO              N/A                  N/A

Auditor for the performance of his duties during the

accounting YE on 31 DEC 2009

PROPOSAL #B.7.A: Approve to renew the appointment as         ISSUER             NO              N/A                  N/A

Director of Mr. Alexandre Van Damme, for a period of

4 years ending after the shareholders' meeting which

will be asked to approve the accounts for the year

PROPOSAL #B.7.B: Approve to renew the appointment as         ISSUER             NO              N/A                  N/A

a Director of Mr. Gregoire de Spoelberch, for a

period of 4 years ending after the shareholders'

meeting which will be asked to approve the accounts

for the year 2013

PROPOSAL #B.7.C: Approve to renew the appointment as         ISSUER             NO              N/A                  N/A

a Director of Mr. Carlos Alberto da Veiga Sicupira,

for a period of 4 years ending after the shareholders

 meeting which will be asked to approve the accounts

for the year 2013

PROPOSAL #B.7.D: Approve to renew the appointment as         ISSUER             NO              N/A                  N/A

a Director of Mr. Jorge Paulo Lemann, for a period of

 4 years ending after the shareholders' meeting which

 will be asked to approve the accounts for the year

2013; the Company's Corporate Governance Charter

provides that the term of office of the Directors

shall end immediately after the annual shareholders'

meeting following their 70th birthday, except as

approved by the Board of Directors in special cases;

the Board considers that an exception to such age

limit is justified for Mr. Lemann considering the key

 strategic role that he has played and continues to

play as one of the controlling shareholders of the

Company since its combination with AmBev   Companhia

de Bebidas das Americas

PROPOSAL #B.7.E: Approve to renew the appointment as         ISSUER             NO              N/A                  N/A

a Director of Mr. Roberto Moses Thompson Motta, for a

 period of 4 years ending after the shareholders'

meeting which will be asked to approve the accounts

for the year 2013

PROPOSAL #B.7.F: Approve to renew the appointment as         ISSUER             NO              N/A                  N/A

a Director of Mr. Marcel Herrmann Telles, for a

period of 4 years ending after the shareholders

meeting which will be asked to approve the accounts

PROPOSAL #B.7.G: Approve to renew the appointment as         ISSUER             NO              N/A                  N/A

a Independent Director of Mr. Jean-Luc Dehaene, for a

 period of 1 year ending after the shareholders

meeting which will be asked to approve the accounts

for the year 2010; the renewal of the mandate for

only 1 year is in line with the Company's Corporate

Governance Charter which provides that the term of

office of the Directors shall end immediately after

the shareholders' meeting following their 70th

birthday; Mr. Dehaene complies with the functional,

family and financial criteria of independence as

provided for in Article 526ter of the Companies Code

and in the Company's Corporate Governance Charter,

except for the requirement not to have been a Non-

Executive Director of the Company for more than 3

successive terms (Article 526ter, paragraph 1, 2);

except when legally required to apply the definition

of Article 526ter, paragraph 1, 2, the Board proposes

 to consider that Mr. Dehaene continues to qualify as

 Independent Director; the Board is of the opinion

that the quality and independence of the contribution

 of Mr. Dehaene to the functioning of the Board has

not been influenced by the length of his tenure; Mr.

Dehaene has acquired a superior understanding of the

Company's business, its underlying strategy and

specific culture and in light of his particular

experience, reputation and background it is in the

Company's best interests to renew him as an

Independent Director for an additional term of 1

year; moreover, Mr. Dehaene expressly stated and the

Board is of the opinion that he does not have any

relationship with any company which could compromise

PROPOSAL #B.7.H: Approve to renew the appointment as         ISSUER             NO              N/A                  N/A

an Independent Director of Mr. Mark Winkelman, for a

period of 4 years ending after the shareholders

meeting which will be asked to approve the accounts

for the year 2013; Mr. Winkelman complies with the

functional, family and financial criteria of

independence as provided for in Article 526ter of the

 Companies Code and in the Company's Corporate

Governance Charter; moreover, Mr. Winkelman expressly

 stated and the Board is of the opinion that he does

not have any relationship with any company which

could compromise his independence

PROPOSAL #B.8: Approve the recommendation of the                ISSUER             NO              N/A                  N/A

Audit Committee, for a period of 3 years ending after

 the shareholders' meeting which will be asked to

approve the accounts for the year 2012, as statutory

auditor of Pricewaterhouse Coopers, PWC, Woluwe

Garden, Woluwedal 18, B-1932 Sint-Stevens-Woluwe,

represented by Mr. Yves Vandenplas, reviseur

d'entreprises, and setting, in agreement with this

Company, its yearly remuneration to 52,000 Euro

PROPOSAL #B.9.A: Approve the remuneration report for         ISSUER             NO              N/A                  N/A

the FY 2009 (as specified in the 2009 annual report)

including the amended executive remuneration policy,

applicable as from 2010; such policy provides for the

 possibility of granting the annual incentive in the

form of shares that are immediately vested, subject

to a 5-year lock-up period; in addition, the

executive remuneration policy provides that the

company may also grant matching shares (in the form

of restricted stock units) and stock options, the

value of which can exceed 25% of the annual

remuneration and which vest after a period of five

years but without being subject to a specific

performance test. Special forfeiture rules apply to

matching shares and stock options in case of

termination of service before the end of the five-

year vesting period; the 2009 annual report and

remuneration report containing the executive

remuneration policy, can be reviewed as indicated at

PROPOSAL #B.9BA: Grant approximately 35 Executives of        ISSUER             NO              N/A                  N/A

 the Company and/or its majority-owned subsidiaries

of 5,732,542 options in DEC 2009 under the Dividend

Waiver Program as specified in the remuneration

report; each option gives the grantee the right to

purchase one existing share in the Company; the

exercise price of each option is EUR 33.24, which

corresponds to the fair value of the Company share at

 the time of granting of the options; the grant was

meant to allow for global mobility of Executives who

were relocated to the US while complying with all

legal and tax obligations with respect to outstanding

 options before 01 JAN 2010

PROPOSAL #B.9BB: Approve the exchange with                          ISSUER             NO              N/A                  N/A

approximately 15 Executives of the Company and/or its

 majority-owned subsidiaries of 4,084,770 options of

the NOV 2008 Exceptional Grant and 360,000 options of

 the APR 2009 Exceptional Grant against 2,764,302

million Anheuser-Busch InBev shares under the

Exchange Program as specified in the remuneration

report; the exchange was meant to allow for global

mobility of Executives who were relocated to the US

while complying with all legal and tax obligations

with respect to outstanding options before 01 JAN 2010

PROPOSAL #B.9BC: Approve to confirm the grant in DEC         ISSUER             NO              N/A                  N/A

2009 of 2,994,615 options to employees of Anheuser-

Busch Companies Inc. and/or its majority-owned

subsidiaries; each option will give the grantee the

right to purchase one existing share in the Company;

the exercise price of each option is EUR 35.705 which

 corresponds to the fair value of the Company share

at the time of granting of the options; the options

will become exercisable after 5 years and have a

lifetime of 10 years; this grant was made according

to a pre-merger obligation

PROPOSAL #B.9BD: Approve to confirm the grant in DEC         ISSUER             NO              N/A                  N/A

2009 of 1,626,069 Long Term Incentive Stock Options

to employees of the Company and/or its majority owned

 subsidiaries; each option gives the grantee the

right to purchase 1 existing share in the Company;

the exercise price of each option is EUR 35.90 which

corresponds to the fair value of the Company share at

 the time of granting of the options; the options

will become exercisable after 5 years and have a

lifetime of 10 years

PROPOSAL #B.9BE: Approve to confirm the grant in MAR         ISSUER             NO              N/A                  N/A

2010 of approximately 350,000 existing shares of the

Company and 1,200,000 matching restricted stock units

 to employees of the Company and/or its majority

owned subsidiaries; each share is subject to a 5-year

 lock-up period; each matching restricted stock unit

will vest only after a 5-year vesting period; this

grant was done in the framework of the new Share-

Based Compensation Plan of the Company as specified

in the Executive remuneration policy referred to in

resolution 9.A

PROPOSAL #B.10A: Approve, in accordance with Article         ISSUER             NO              N/A                  N/A

556 of the Companies Code, condition 7.5 of the terms

 & conditions (Change of Control Put) of the EUR

15,000,000,000 updated Euro Medium Term Note

Programme dated 24 FEB 2010 of the Company and

Brandbrew SA (the Issuers) and Deutsche Bank AG.,

London Branch, acting as Arranger (the Updated EMTN

Programme), which may be applicable in the case of

Notes issued under the Updated EMTN Programme and any

 other provision in the Updated EMTN Programme

granting rights to third parties which could affect

the Company's assets or could impose an obligation on

 the Company where in each case the exercise of those

 rights is dependent on the launch of a public take-

over bid over the shares of the Company or on a

Change of Control (as specified in the terms &

conditions of the updated EMTN Programme), as

specified; a change of control put is specified in

the applicable Final Terms of the Notes, condition

7.5 of the terms & conditions of the updated EMTN

Programme grants, to any noteholder, in essence, the

right to request the redemption of his Notes at the

redemption amount specified in the final terms of the

 notes, together, if appropriate, with interest

accrued upon the occurrence of a Change of Control

and a related downgrade in the notes to sub-

PROPOSAL #B.10B: Approve, in accordance with Article         ISSUER             NO              N/A                  N/A

556 of the Companies Code, the Change of Control

clause of the USD 3,000,000,000 notes issued in MAY

2009, consisting of USD 1,550,000,000 5.375 % notes

due 2014, USD 1,000,000,000 6.875 % notes due 2019

and USD 450,000,000 8.00 % Notes due 2039 (the

Notes), and the Change of Control clause of the USD

5,500,000,000 Notes issued in OCT 2009, consisting of

 USD 1,500,000,000 3 % Notes due 2012, USD

1,250,000,000 4.125 % Notes due 2015, USD

2,250,000,000 5.375 % Notes due 2020 and USD

500,000,000 6.375 % Notes due 2040 (the Unregistered

Notes), the Change of Control clause of the USD

5,500,000,000 Registered Notes issued in FEB 2010,

consisting of USD 1,500,000,000 3% Notes due 2012,

USD 1,250,000,000 4.125% Notes due 2015, USD

2,250,000,000 5.375% Notes due 2020 and USD

500,000,000 6.375% Notes due 2040 and offered in

exchange for corresponding amounts of the

corresponding Unregistered Notes in accordance with a

 US Form F-4 Registration Statement (the Registration

 Statement), pursuant to an exchange offer launched

by Anheuser-Busch InBev Worldwide Inc. in the US on

08 JAN 2010 and closed on 08 FEB 2010 (the Registered

 Notes), whereby each of the Notes, unregistered

Notes and Registered Notes are issued by Anheuser-

Busch InBev Worldwide Inc. (with an unconditional and

 irrevocable guarantee as to payment of principal and

 interest from the Company) and (iv) any other

provision applicable to the Notes, Unregistered Notes

 or Registered Notes granting rights to third parties

 which could affect the Company's assets or could

impose an obligation on the Company where in each

case the exercise of those rights is dependent on the

 launch of a public take-over bid over the shares of

the Company or on a Change of Control (as specified

in the Offering Memorandum with respect to the Notes

or the Unregistered Notes, as the case may be, and in

 the Registration Statement with respect to the

Registered Notes); the Change of Control clause

grants to any Noteholder, in essence, the right to

request the redemption of his Notes at a repurchase

price in cash of 101% of their principal amount (plus

 interest accrued) upon the occurrence of a Change of

 Control and a related downgrade in the Notes to sub-

PROPOSAL #B.10C: Approve, in accordance with Article         ISSUER             NO              N/A                  N/A

556 of the Companies Code, Clause 17 (Mandatory

Prepayment) of the USD 13,000,000,000 senior

facilities agreement dated 26 FEB 2010 entered into

by the Company and Anheuser-Busch InBev Worldwide

Inc. as original borrowers, the original guarantors

and original lenders listed therein, Banc of America

Securities Limited, Banco Santander, S.A., Barclays

Capital, Deutsche Bank AG, London Branch, Fortis Bank

 SA/NV, ING Bank NV, Intesa Sanpaolo S.P.A., J.P.

Morgan PLC, Mizuho Corporate Bank, Ltd, The Royal

Bank of Scotland PLC, Societe Generale Corporate and

Investment Banking, the Corporate and Investment

Banking division of Societe Generale and the Bank of

Tokyo-Mitsubishi UFJ, LTD. as mandated lead arrangers

 and bookrunners and Fortis Bank SA/NV as agent and

issuing bank (as amended and/or amended and restated

from time to time) (the Senior Facilities Agreement)

and any other provision of the Senior Facilities

Agreement granting rights to 3rd parties which could

affect the Company's assets or could impose an

obligation on the Company where in each case the

exercise of those rights is dependent on the launch

of a public take-over bid over the shares of the

Company or on a Change of Control (as specified in

the Senior Facilities Agreement); Clause 17 of the

Senior Facilities Agreement grants, in essence, to

any lender under the Senior Facilities Agreement,

upon a Change of Control over the Company, the right

(i) not to fund any loan or letter of credit (other

than a rollover loan meeting certain conditions) and

(ii) (by not less than 30 days written notice) to

cancel its undrawn commitments and require repayment

of its participations in the loans or letters of

credit, together with accrued interest thereon, and

all other amounts owed to such lender under the

Senior Facilities Agreement (and certain related

PROPOSAL #B.10D: Approve, in accordance with Article         ISSUER             NO              N/A                  N/A

556 of the Companies Code, Clause 8.1 (Change of

Control or Sale) of the USD 4,200,000,000 term

facilities agreement dated 26 FEB 2010 entered into

by the Company and Anheuser-Busch InBev Worldwide

Inc. as original borrowers, the original guarantors

and original lenders listed therein, Banco Santander

S.A., London Branch and Fortis Bank SA/NV as mandated

 lead arrangers and bookrunners and Fortis Bank SA/NV

 as agent (as amended and/or amended and restated

from time to time) (the Term Facilities Agreement)

and (ii) any other provision of the Term Facilities

Agreement granting rights to 3rd parties which could

affect the Company's assets or could impose an

obligation on the Company where in each case the

exercise of those rights is dependent on the launch

of a public take-over bid over the shares of the

Company or on a Change of Control (as specified in

the Term Facilities Agreement); Clause 8.1 of the

Term Facilities Agreement grants, in essence, to any

lender under the Term Facilities Agreement, upon a

Change of Control over the Company, the right (i) not

 to fund any loan and (ii) (by not less than 30 days

written notice) to cancel its undrawn commitments and

 require repayment of its participations in the

loans, together with accrued interest thereon, and

all other amounts owed to such lender under the Term

Facilities Agreement (and certain related documents)

PROPOSAL #C.: Grant powers to Mr. Benoit Loore, VP            ISSUER             NO              N/A                  N/A

Legal Corporate, with power to substitute and without

 prejudice to other delegations of powers to the

extent applicable, for (i) the restatements of the

Articles of Association as a result of all changes

referred to above, the signing of the restated

articles of association and their filings with the

clerk's office of the Commercial Court of Brussels,

(ii) the filing with the same clerk's office of the

resolutions referred under Resolution B.10 and (iii)

any other filings and publication formalities in

relation to the above resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AOL INC.

  TICKER:                  AOL                 CUSIP:   00184X105

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: TIM ARMSTRONG               ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: RICHARD DALZELL           ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: KAREN DYKSTRA               ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: WILLIAM HAMBRECHT        ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: SUSAN LYNE                    ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: PATRICIA MITCHELL        ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: MICHAEL POWELL             ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: FREDRIC REYNOLDS         ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: JAMES STENGEL               ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: JAMES WIATT                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: RATIFICATION OF APPOINTMENT OF ERNST &          ISSUER            YES             FOR                  FOR

YOUNG LLP AS OUR INDEPENDENT AUDITORS FOR 2010.

PROPOSAL #3: APPROVAL OF AMENDED AND RESTATED AOL              ISSUER            YES             FOR                  FOR

INC. 2010 STOCK INCENTIVE PLAN.

PROPOSAL #4: APPROVAL OF AMENDED AND RESTATED AOL              ISSUER            YES             FOR                  FOR

INC. ANNUAL INCENTIVE PLAN FOR EXECUTIVE OFFICERS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  APOGEE ENTERPRISES, INC.

  TICKER:                  APOG               CUSIP:   037598109

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JEROME L. DAVIS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD V. REYNOLDS                             ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO RATIFY THE APPOINTMENT OF          ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR

 ENDING FEBRUARY 26, 2011.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  APOLLO TYRES LTD

  TICKER:                  N/A                 CUSIP:   Y0188S147

  MEETING DATE:      3/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors, in            ISSUER            YES             FOR                  FOR

supersession of the resolution passed at the 33rd AGM

 of the Company held on 25 AUG 2006, under the

provisions of Section 293 (1) (d) and all other

applicable provisions, if any, of the Companies Act,

1956 to borrow monies (in foreign currency or Indian

rupee) from time to time, together with the monies

already borrowed by the Company (apart from the

temporary loans obtained from the Company's bankers

in the ordinary course of business) upto an amount

not exceeding INR 25000 Million notwithstanding that

such borrowings may exceed the aggregate of the paid-

up capital and its free reserves i.e. to say reserves

 not set apart for any specific purpose

PROPOSAL #2.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company (hereinafter referred to as the Board which

expression shall also include a Committee thereof),

in supersession of the resolution passed at the 28

AGM of the Company held on 17 SEP 2001 and in

pursuance of the provisions of Section 293 (1) (a)

and all other applicable provisions, if any, of the

Companies Act, 1956, to create Mortgage(s) and/or

Charge(s) and/or Hypothecation in addition to the

Mortgage(s)/Charge(s)/Hypothecation(s) created/ to be

 created by the Company, in such form and manner and

with such ranking and at such time and on such terms

as the Board may determine, on all or any part of the

 movable and/or immovable properties and assets of

all kinds of the Company, both present and future

and/or the whole or any part of the undertaking(s) of

 the Company in the form of first and / or second and

 / or pari-passu / subservient mortgage / charge and

/ or floating charge to secure in favour of Financial

 Institution(s)/Bank(s), Lender(s), Agent(s), and

Trustee(s), for securing the borrowing of the Company

 and/or its subsidiary companies availed/to be

availed by way of loans(s) (in foreign currency

and/or Indian rupee) and/or securities (comprising

fully/partly Convertible Debentures and/or Non-

convertible Debenture) with or without detachable or

non-detachable warrants and/or secured premix notes

and/or floating rates notes/bonds or other debt

instrument(s), issued/to be issued by the Company

and/or its subsidiary companies from time to time and

 working capital facilities sanctioned/to be

sanctioned by the bankers/financial

institution/bodies corporate or any other lender to

the Company and/or its subsidiary companies for an

amount not exceeding in aggregate INR 25000 Million

together with interest at the respective agreed

rates, additional interest, compound interest in case

 of default, accumulated interest, liquidated

damages, commitment charges, premia on pre-payment,

remuneration of the Agent(s)/Trustee(s), premium (if

any) on redemption, all other costs, charges and

expenses, including any increase as result of

devaluation/ revaluation/fluctuation in rates of

Exchange and all other monies payable by the Company

and/or its subsidiary companies to the Trustees of

the holders of the said debentures/financial

institutions/banks/other lenders and Incurred in

terms of Loan Agreement(s)/Heads of Agreement(s),

Debenture Trust Deed(s) or any other documents,

entered into/to be entered into between the Company

and/or its subsidiary companies and

Lender(s)/Agent(s) and Trustee(s) in respect of the

said loan(s)/ borrowing(s)/debenture(s) and

containing such specific terms and conditions and

covenants in respect of enforcement of security as

may be stipulated in that behalf and agreed to

between Company and/or its subsidiary companies and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARCELORMITTAL SA, LUXEMBOURG

  TICKER:                  N/A                 CUSIP:   L0302D129

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the consolidated financial                ISSUER             NO              N/A                  N/A

statements for the FY 2009 in their entirety, with a

resulting consolidated net income of USD 75 million

PROPOSAL #2.: Approve the Parent Company Annual                 ISSUER             NO              N/A                  N/A

Accounts for the FY 2009 in their entirety, with a

resulting loss for ArcelorMittal as Parent Company of

 the ArcelorMittal group of USD 507,141,204

[established in accordance with the laws and

regulations of the Grand-Duchy of Luxembourg, as

compared to the consolidated net income of USD 75

million established in accordance with International

Financial Reporting Standards as adopted in the

European Union, the subject of the first Resolution]

PROPOSAL #3.: Acknowledge that: (i) the loss for the         ISSUER             NO              N/A                  N/A

year amounts to USD 507,141,204, (ii) the amount of

the loss is set off against the Profit brought

forward (Report a nouveau) of USD 26,525,260,379, and

 (iii) no allocation to the legal reserve or to the

reserve for shares held in treasury is required; on

this basis, the General Meeting, upon the proposal of

 the Board of Directors, decides to allocate the

results of the Company based on the Parent Company

annual accounts for the FY 2009 as specified; that

dividends are paid in four equal quarterly

installments of USD 0.1875 (gross) per share and that

 the first installment of dividend of USD 0.1875

(gross) per share has been paid on 15 MAR 2010

PROPOSAL #4.: Approve to set the amount of annual              ISSUER             NO              N/A                  N/A

Directors' compensation to be allocated to the

members of the Board of Directors in relation to the

FY 2009 at USD 2,564,923

PROPOSAL #5.: Grant discharge to the members of the          ISSUER             NO              N/A                  N/A

Board of Directors in relation to the FY 2009

PROPOSAL #6.: Acknowledge the mandate of the Mr. John        ISSUER             NO              N/A                  N/A

 O. Castegnaro, Mrs. Vanisha Mittal Bhatia and Mr.

Jose Ramon Alvarez Rendueles Medina as the Directors

has come to an end effective on the date of this

General Meeting and that Mr. Jeannot Krecke has been

co-opted as a member of the Board of Directors of the

 Company in replacement of Mr. Georges Schmit

effective 01 JAN 2010

PROPOSAL #7.: Re-elect Mrs. Vanisha Mittal Bhatia for        ISSUER             NO              N/A                  N/A

 a 3-year mandate that will automatically expire on

the date of the general meeting of shareholders to be

 held in 2013

PROPOSAL #8.: Elect Mr. Jeannot Krecke for a 3-year          ISSUER             NO              N/A                  N/A

mandate that will automatically expire on the date of

 the general meeting of shareholders to be held in

PROPOSAL #9.: Approve: (a) to cancel with effect as          ISSUER             NO              N/A                  N/A

of the date of this General Meeting the authorization

 granted to the Board of Directors by the general

meeting of shareholders held on 12 MAY 2009 with

respect to the share buy-back programme, and (b) to

authorize, effective immediately after this General

Meeting, the Board of Directors of the Company, with

option to delegate, and the corporate bodies of the

other companies in the ArcelorMittal group in

accordance with the Luxembourg law of 10 AUG 1915 on

commercial companies, as amended (the Law), to

acquire and sell shares in the Company in accordance

with the Law and any other applicable laws and

regulations, including but not limited to entering

into off-market and over-the-counter transactions and

 to acquire shares in the Company through derivative

financial instruments

PROPOSAL #10.: Appoint Deloitte S.A., with registered        ISSUER             NO              N/A                  N/A

 office at 560, rue de Neudorf, L-2220 Luxembourg,

Grand-Duchy of Luxembourg, as independent company

auditor (Reviseur d Entreprises) for the purposes of

an Independent Audit of the Parent Company annual

accounts and the consolidated financial statements

for the FY 2010

PROPOSAL #11.: Authorize the Board of Directors the          ISSUER             NO              N/A                  N/A

power to issue share options or other equity-based

awards and incentives to all eligible employees under

 the LTIP for a number of Company'S shares not

exceeding 8,500,000 options on fully paid-up shares,

which may either be newly issued shares or shares

held in treasury, during the period from this General

 Meeting until the general meeting of shareholders to

 be held in 2011 (the Maximum Number), provided, that

 the share options will be issued at an exercise

price that is not less than the average of the

highest and the lowest trading price on the New York

Stock Exchange on the day immediately prior to the

grant date, which date will be decided by the Board

of Directors and will be within the respective

periods specified in the LTIP; (b) to decide and

implement any increase in the Maximum Number by the

additional number that may be necessary to preserve

the rights of the option holders in the event of the

occurrence a transaction impacting the Company'S

share capital; and (c) do or cause to be done all

such further acts and things as the Board of

Directors may determine to be necessary or advisable

in order to implement the content and purpose of this

 resolution; acknowledge that the Maximum Number

represents about 0.54% of the Company's current

issued share capital on a fully diluted basis

PROPOSAL #12.: Authorize the Board of Directors to:          ISSUER             NO              N/A                  N/A

(a) implement the Employee Share Purchase Plan 2010

(ESPP 2010) reserved for all or part of the employees

 of all or part of the companies comprised within the

 scope of consolidation of the consolidated financial

 statements for a maximum number of 2,500,000

ArcelorMittal shares; and (b) for the purposes of the

 implementation of the ESPP 2010, issue new shares

within the limits of the Company's authorized share

capital and/or deliver treasury shares up to a

maximum of 2,500,000 fully paid-up ArcelorMittal

shares during the period from this General Meeting to

 the general meeting of shareholders to be held in

2011; and (c) do or cause to be done all such further

 acts and things as the Board of Directors may

determine to be necessary or advisable in order to

implement the content and purpose of this resolution;

 acknowledge that the maximum total number of

2,500,000 shares of the Company represents about 0.16

 % of the Company's current issued share capital on a

PROPOSAL #E.13: Approve, in accordance with Article          ISSUER             NO              N/A                  N/A

7.3, Paragraph 3, of the Articles of Association of

the Company, the General Meeting decides to assent to

 direct or indirect transfers of shares of the

Company among persons included in the definition of

Mittal Shareholder (as defined in Article 8.4 of the

Articles of Association), including without

limitation by means of transfers to trustees of

trusts of which Mr. and/or Mrs. Lakshmi N. Mittal

and/or their heirs and successors are beneficiaries

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARCHER-DANIELS-MIDLAND COMPANY

  TICKER:                  ADM                 CUSIP:   039483102

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: G.W. BUCKLEY                ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: M.H. CARTER                  ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: D.E. FELSINGER             ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: V.F. HAYNES                  ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: A. MACIEL                      ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: P.J. MOORE                    ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: T.F. O'NEILL                ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: K.R. WESTBROOK             ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: P.A. WOERTZ                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: ADOPT THE ARCHER-DANIELS-MIDLAND                   ISSUER            YES             FOR                  FOR

COMPANY 2009 INCENTIVE COMPENSATION PLAN.

PROPOSAL #03: RATIFY THE APPOINTMENT OF ERNST & YOUNG        ISSUER            YES             FOR                  FOR

 LLP AS INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR

ENDING JUNE 30, 2010.

PROPOSAL #04: ADOPT STOCKHOLDER'S PROPOSAL REGARDING    SHAREHOLDER        YES         ABSTAIN           AGAINST

GLOBAL HUMAN RIGHTS STANDARDS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARNEST ONE CORPORATION

  TICKER:                  N/A                 CUSIP:   J0197M104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARRIVA PLC

  TICKER:                  N/A                 CUSIP:   G05161107

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report and accounts for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #2: Approve the final dividend for the YE 31        ISSUER             NO              N/A                  N/A

 DEC 2009

PROPOSAL #3: Receive the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #4: Re-elect Mr. D. R. Martin                                  ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Mr. N. P. Buckles                                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Mr. S. G. Williams                              ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors to the Company and authorize the

Directors to fix the Auditors remuneration

PROPOSAL #8: Grant authority to allot shares                       ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Grant authority to purchase own shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Grant authority to allot equity                 ISSUER            YES             FOR                  FOR

securities for cash

PROPOSAL #S.11: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #12: Grant authority to make political                 ISSUER            YES             FOR                  FOR

donations

PROPOSAL #S.13: Grant authority to call general                 ISSUER            YES             FOR                  FOR

meeting on not less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARRIVA PLC

  TICKER:                  N/A                 CUSIP:   G05161107

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, [with or without modification]        ISSUER            YES             FOR                  FOR

 a scheme of arrangement pursuant to Part 26 of the

Companies Act 2006, dated 18 MAY 2010 [the Scheme of

Arrangement], proposed to be made between Arriva Plc

[the Company] and the holders of Scheme shares, as

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARRIVA PLC

  TICKER:                  N/A                 CUSIP:   G05161107

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, for the purpose of giving              ISSUER            YES             FOR                  FOR

effect to the Scheme of Arrangement dated 18 MAY 2010

 proposed to be made between the Company and holders

of Scheme Shares  as defined in the Scheme : a) that

the share capital of the Company be reduced by

canceling and extinguishing all the Scheme Shares  as

 defined in the Scheme ; b) following the capital

reduction:  i  the share capital of the Company be

increased to its former amount by the issue of new

ordinary shares of 5 pence each; CONTD

PROPOSAL #CONT: CONTD and  ii  the reserve arising in        ISSUER             NO              N/A                  N/A

 the books of account of the Company as a result of

the cancellation of the Scheme Shares be applied in

paying up in full the new ordinary shares; and c) to

authorize the Directors, for the purposes of Section

551 of the Companies Act 2006, to allot the new

ordinary shares; and amend the Articles of

Association of the Company be amended on the terms

described in the notice of this General Meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASAHI BREWERIES,LTD.

  TICKER:                  N/A                 CUSIP:   J02100113

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Renewal of the Plan against Large-Scale        ISSUER            YES         AGAINST           AGAINST

 Purchases of the Shares in the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASSA ABLOY AB, STOCKHOLM

  TICKER:                  N/A                 CUSIP:   W0817X105

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of Gustaf Douglas as the                 ISSUER             NO              N/A                  N/A

Chairman of the AGM

PROPOSAL #3.: Preparation and approval of the voting         ISSUER             NO              N/A                  N/A

list

PROPOSAL #4.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of 1 or 2 persons to approve          ISSUER             NO              N/A                  N/A

the minutes

PROPOSAL #6.: Determination of compliance with the            ISSUER             NO              N/A                  N/A

rules of convocation

PROPOSAL #7.: Report by the President and Chief                 ISSUER             NO              N/A                  N/A

Executive Officer, Mr. Johan Molin

PROPOSAL #8.: Presentation of a) the annual report            ISSUER             NO              N/A                  N/A

and the Auditor's report and the consolidated

financial statements, b) the Group Auditor's report

regarding whether there has been compliance with the

remuneration guidelines adopted on the 2009 AGM, c)

the Board's proposal to share dividend and motivated

statement

PROPOSAL #9.A: Adopt the statement of income and the         ISSUER            YES             FOR                  FOR

balance sheet and the consolidated statement of

income and the consolidated balance sheet

PROPOSAL #9.B: Declare a dividend of SEK 3.60 per              ISSUER            YES             FOR                  FOR

share; approve 27 APR 2010 as record date for the

dividend; if the AGM resolves in accordance with the

proposal, the dividend is expected to distributed by

Euroclear Sweden AB on 30 APR 2010

PROPOSAL #9.C: Grant discharge from liability to the         ISSUER            YES             FOR                  FOR

Board of Directors and the Chief Executive Officer

PROPOSAL #10.: Approve to establish the number of              ISSUER            YES             FOR                  FOR

Board Members at nine

PROPOSAL #11.: Approve that the fees to the Board of         ISSUER            YES             FOR                  FOR

Directors shall amount to a total of SEK 4,050,000

[remuneration for Committee work not included] to be

distributed among the Members as follows: SEK 900,000

 to the Chairman, SEK 450,000 to each of the other

Board Members who are not employed by the Company; as

 consideration for the committee work, the Chairman

of the Audit Committee shall receive SEK 200,000, the

 Chairman of the Remuneration Committee receive SEK

100,000, Members of the Audit Committee each SEK

100,000 and the Members of the Remuneration Committee

 each SEK 50,000; fees to the Auditors according to

the contract

PROPOSAL #12.: Re-elect Messrs. Gustaf Douglas, Carl         ISSUER            YES             FOR                  FOR

Douglas, Jorma Halonen, Birgitta Klasen, Eva

Lindqvist, Johan Molin, Sven-Christer Nilsson, Lars

Renstrom and Ulrik Svensson as the Board Members; and

 Mr. Gustaf Douglas as the Chairman of the Board; re-

elect PricewaterhouseCoopers AB as the Auditors for a

 period of 4 years until the AGM of 2014

PROPOSAL #13.: Election of the Members of the                     ISSUER            YES             FOR                  FOR

Nomination Committee and approve the establishment of

 the assignment of the Nomination Committee: the

Nomination Committee shall have five members, who, up

 to and including the AGM 2011, shall be Mikael

Ekdahl [Melker Scho rling AB], Gustaf Douglas

[Investment AB Latour and Saki], Liselott Ledin

[Alecta], Marianne Nilsson [Swedbank Robur Funds] and

 Per-Erik Mohlin [SEB Fonder/SEB Trygg Liv]; Mikael

Ekdahl shall be appointed Chairman of the Nomination

Committee; if a shareholder represented by a member

of the Nomination Committee no longer is one of the

major shareholders of ASSA ABLOY AB, the Nomination

Committee shall be entitled to nominate another

representative among the major shareholders to

replace such a Member; the same shall apply if a

member of the Nomination Committee no longer is

employed by such a shareholder or for any other

reason should leave the Nomination Committee before

the AGM 2011; the Nomination Committee shall, before

the AGM 2011, prepare and submit proposals for,

election of Chairman of the AGM , election of

Chairman and other members of the Board of Directors,

 fees to the Board of Directors [including

distribution of fees among the Chairman and the other

PROPOSAL #14.: Approve the specified guidelines for          ISSUER            YES             FOR                  FOR

remuneration to the Senior Management

PROPOSAL #15.: Authorize the Board of Directors, on          ISSUER            YES             FOR                  FOR

one or more occasions, to repurchase Series B shares

in the Company for the period up until the next AGM;

the repurchase shall maximum comprise so many Series

B shares that the Company's holding does not at any

time exceed 10% of the total number of shares in the

Company; the repurchase of shares shall take place on

 NASDAQ OMX Stockholm; the repurchase of the shares

on NASDAQ OMX Stockholm may only occur at a price

within the share price interval registered at that

time, where share price interval means the difference

 between the highest buying price and the lowest

selling price; payment of the shares shall be made in

 cash; furthermore, authorize the Board of Directors,

 on one or more occasions, to transfer Series B

shares in the Company for the period up until the

next AGM, on NASDAQ OMX Stockholm or in connection

with acquisitions of companies or businesses; the

transfer of Series B shares on NASDAQ OMX Stockholm

may only occur at a price within the share price

interval registered at that time, where share price

interval means the difference between the highest

buying price and the lowest selling price; the

authorization includes the right to resolve on

deviation of the preferential rights of shareholders

and that payment may be made in other forms than cash

PROPOSAL #16.: Approve to implement a Long Term                 ISSUER            YES         AGAINST           AGAINST

Incentive Programme for Senior Executives and key

employees within the ASSA ABLOY Group [LTI 2010] as

specified

PROPOSAL #17.: Closing of the Meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASSOCIATED BRIT FOODS LTD

  TICKER:                  N/A                 CUSIP:   G05600138

  MEETING DATE:      12/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts 2009             ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Receive the Directors remuneration                ISSUER            YES             FOR                  FOR

report 2009

PROPOSAL #3.: Declare a final dividend of 14.1 per            ISSUER            YES             FOR                  FOR

ordinary share

PROPOSAL #4.: Re-elect Willard Gordon Galen Weston as        ISSUER            YES         AGAINST           AGAINST

 a Director

PROPOSAL #5.: Re-elect Lord Jay of Ewelme as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: Re-election Javier Ferran as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Timothy Clarke as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-appoint KPMG Audit Plc and authorize        ISSUER            YES             FOR                  FOR

 the Board to determine their remuneration

PROPOSAL #9.: Grant authority to issue equity or                ISSUER            YES             FOR                  FOR

equity-linked securities with pre-emptive rights

under a general authority up to an aggregate nominal

amount of GBP 14,900,000 and an additional amount

pursuant to a rights issue of up to GBP 14, 900,000

PROPOSAL #S.10: Grant authority to issue equity or            ISSUER            YES             FOR                  FOR

equity-linked securties without pre-emptive rights up

 to an aggregate nominal amount of GBP 2,200,000

PROPOSAL #S.11: Approve that a general meeting, other        ISSUER            YES             FOR                  FOR

 than an AGM, may be called on not less than 14 clear

 days' notice

PROPOSAL #S.12: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASTELLAS PHARMA INC.

  TICKER:                  N/A                 CUSIP:   J03393105

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Reduce Term of                 ISSUER            YES             FOR                  FOR

Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Provision of Remuneration to Directors         ISSUER            YES             FOR                  FOR

for Stock Option Scheme as Stock-Linked Compensation

Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASTRAZENECA PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G0593M107

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's accounts and the         ISSUER            YES             FOR                  FOR

reports of the Directors and the Auditor for the YE

31 DEC 2009

PROPOSAL #2.: Approve to confirm the first interim            ISSUER            YES             FOR                  FOR

dividend of USD 0.59 [36 pence, SEK 4.41] per

ordinary share and to confirm as the final dividend

for 2009 the second interim dividend of USD 1.71

[105.4 pence, SEK 12.43] per ordinary share

PROPOSAL #3.: Re-appoint KPMG Audit Plc, London as            ISSUER            YES             FOR                  FOR

the Auditor of the Company

PROPOSAL #4.: Authorize the Directors to agree the            ISSUER            YES             FOR                  FOR

remuneration of the Auditor

PROPOSAL #5.A: Re-elect Louis Schweitzer as a                     ISSUER            YES             FOR                  FOR

Director in accordance with Article 65 of the

Company's Articles of Association, who retires at the

PROPOSAL #5.B: Re-elect David Brennan as a Director          ISSUER            YES             FOR                  FOR

in accordance with Article 65 of the Company's

Articles of Association, who retires at the AGM in

PROPOSAL #5.C: Re-elect Simon Lowth as a Director in         ISSUER            YES             FOR                  FOR

accordance with Article 65 of the Company's Articles

of Association, who retires at the AGM in 2011

PROPOSAL #5.D: Re-elect Jean Philippe Courtois as a          ISSUER            YES             FOR                  FOR

Director in accordance with Article 65 of the

Company's Articles of Association, who retires at the

 AGM in 2011

PROPOSAL #5.E: Re-elect Jane Henney as a Director in         ISSUER            YES             FOR                  FOR

accordance with Article 65 of the Company's Articles

of Association, who retires at the AGM in 2011

PROPOSAL #5.F: Re-elect Michele Hooper as a Director         ISSUER            YES             FOR                  FOR

in accordance with Article 65 of the Company's

Articles of Association, who retires at the AGM in

PROPOSAL #5.G: Re-elect Rudy Markham as a Director in        ISSUER            YES             FOR                  FOR

 accordance with Article 65 of the Company's Articles

 of Association, who retires at the AGM in 2011

PROPOSAL #5.H: Re-elect Dame Nancy Rothwell as a                ISSUER            YES             FOR                  FOR

Director in accordance with Article 65 of the

Company's Articles of Association, who retires at the

 AGM in 2010

PROPOSAL #5.I: Re-elect John Varley as a Director in         ISSUER            YES             FOR                  FOR

accordance with Article 65 of the Company's Articles

of Association, who retires at the AGM in 2011

PROPOSAL #5.J: Re-elect Marcus Wallenberg as a                   ISSUER            YES             FOR                  FOR

Director in accordance with Article 65 of the

Company's Articles of Association, who retires at the

 AGM in 2011

PROPOSAL #6.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #7.: Authorize the Company and to make                 ISSUER            YES             FOR                  FOR

donations to Political Parties and to political

organizations other than political parties; and incur

 political expenditure, during the period commencing

on the date of this resolution and ending on the date

 the of the Company's next AGM, provided that in each

 case any such donation and expenditure made by the

Company or by any such subsidiary shall not exceed

USD 250,000 per Company and together with those made

by any subsidiary and the Company shall not exceed in

 aggregate USD 250,000, as specified

PROPOSAL #8.: Authorize the Directors , pursuant to          ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006 to: (i) allot

shares in the Company, and to grant rights to

subscribe for or to convert any security into shares

in the Company: up to an aggregate nominal amount of

USD 121,034,506; and comprising equity securities [as

 specified in the Companies Act 2006] up to an

aggregate nominal amount of USD 242,069,013

[including within such limit any shares issued or

rights granted in this resolution] in connection with

 an offer by way of a rights issue: (i) to holders of

 ordinary shares in proportion [as nearly as may be

practicable] to their existing holdings; and (ii) to

people who are holders of other equity securities if

this is required by the rights of those securities

or, if the Directors consider it necessary, as

permitted by the rights of those securities; and so

that the Directors may impose any limits or

restrictions and make any arrangements which they

consider necessary or appropriate to deal with

treasury shares, fractional entitlements, record

dates, legal, regulatory or practical problems in, or

 under the laws of, any territory or any other

matter; [Authority expires the earlier of the

conclusion of the AGM of the Company in 29 JUN 2010];

 the Company, before the expiry, may make a contract

to purchase ordinary shares which will or may be

executed wholly or partly after such expiry; subject

to this resolution, all existing authorities given to

 the Directors pursuant to Section 80 of the

Companies Act 1985 or Section 551 of the Companies

Act 2006 by way of the ordinary resolution of the

Company passed on 30 APR 2009 be revoked by this

resolution; and this resolution shall be without

prejudice to the continuing authority of the

Directors to allot shares, or grant rights to

subscribe for or convert any security into shares,

pursuant to an offer or agreement made by the Company

 before the expiry of the authority pursuant to which

PROPOSAL #S.9: Approve, subject to the passing of              ISSUER            YES             FOR                  FOR

Resolution 8 as specified in the Notice of AGM of the

 Company convened for 29 APR 2010 and in place of the

 power given to them pursuant to the special

resolution of the Company passed on 30 APR 2009 and

authorize the Directors, pursuant to Section 570 and

section 573 of the Companies Act 2006 to allot equity

 securities [as specified in the Companies Act 2006]

for cash, pursuant to the authority conferred by

Resolution 8 in the Notice of AGM as if Section

561(1) of the Act did not apply to the allotment this

 power: expires [unless previously renewed, varied or

 revoked by the Company in general meeting] at the

end of the next AGM of the Company after the date on

which this resolution is passed [or, if earlier, at

the close of business on 29 JUN 2011], but the

Company may make an offer or agreement which would or

 might require equity securities to be allotted after

 expiry of this power and the Directors may allot

equity securities in pursuance of that offer or

agreement as if this power had not expired; and shall

 be limited to the allotment of equity securities in

connection with an offer of equity securities

[Authority expires the earlier of the conclusion of

the AGM of the Company in 29 JUN 2010]: (i) to the

ordinary shareholders in proportion [as nearly as may

 be practicable] to their existing holdings; and (ii)

 to people who hold other equity securities, if this

is required by the rights of those securities or, if

the Directors consider it necessary, as permitted by

the rights of those securities, and so that the

Directors may impose any limits or restrictions and

make any arrangements which they consider necessary

or appropriate to deal with treasury shares,

fractional entitlements, record dates, legal,

regulatory or practical problems in, or under the

laws of, any territory or any other matter; and (c)

in the case of the authority granted under Resolution

 8 shall be limited to the allotment of equity

securities for cash otherwise than pursuant to this

resolution up to an aggregate nominal amount of USD

18,155,176; this power applies in relation to a sale

of shares which is an allotment of equity securities

by virtue of Section 560(3) of the Companies Act 2006

 as if in the first paragraph of this resolution the

words pursuant to the authority conferred by

Resolution 8 in the Notice of AGM were omitted

PROPOSAL #S.10: Authorize the Company, to make market        ISSUER            YES             FOR                  FOR

 purchases [within the meaning of section 693(4) of

the Companies Act 2006] of its ordinary shares of USD

 0.25 each in the capital of the Company provided

that the maximum number of ordinary shares which may

be purchased is 145,241,408; the minimum price

[exclusive of expenses] which may be paid for each

ordinary share is USD 0.25; and the maximum price

[exclusive of expenses] which may be paid for each

ordinary share is the higher of: (i) an amount equal

to 105% of the average of the middle market

quotations for an ordinary share of the Company as

derived from the London Stock Exchange Daily Official

 List for the 5 business days immediately preceding

the day on which the ordinary share is contracted to

be purchased; and (ii) an amount equal to the higher

of the price of the last independent trade of an

ordinary share and the highest current independent

bid for an ordinary share as derived from the London

Stock Exchange Trading System; [authority shall

expire at the conclusion of the AGM of the Company

held in 2011 or, if earlier, at the close of business

 on 29 JUN 2011] [except in relation to the purchase

of shares the contract for which was concluded before

 the expiry of such authority and which might be

executed wholly or partly after such expiry]

PROPOSAL #S.11: Approve the general meeting other              ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company Memorandum of Association which, by virtue of

 Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and the Articles of Association produced

 to the meeting and initialled by the Chairman of the

 meeting for the purpose of identification as the

Articles of Association of the Company in

substitution for, and to the exclusion of, the

existing Articles of Association

PROPOSAL #13.: Approve the Directors rules of the              ISSUER            YES             FOR                  FOR

AstraZeneca Investment Plan [Plan], the main features

 of which are as specified, and, authorize the

Directors, to do all such acts and things as they may

 consider necessary or expedient to carry the Plan

into effect and to establish one or more schedules to

 the Plan as they consider necessary in relation to

employees in jurisdictions outside the United

Kingdom, with any modifications necessary or

desirable to take account of local securities laws,

exchange control and tax legislation, provided that

any ordinary shares of the Company made available

under any schedule are treated as counting against

the relevant limits on individual and overall

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AT&T INC.

  TICKER:                  T                     CUSIP:   00206R102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: RANDALL L.                   ISSUER            YES             FOR                  FOR

STEPHENSON

PROPOSAL #1B: ELECTION OF DIRECTOR: GILBERT F. AMELIO        ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: REUBEN V. ANDERSON      ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: JAMES H. BLANCHARD      ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: JAIME CHICO PARDO        ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: JAMES P. KELLY             ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: JON C. MADONNA             ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: LYNN M. MARTIN             ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: JOHN B. MCCOY               ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: JOYCE M. ROCHE             ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: LAURA D'ANDREA            ISSUER            YES             FOR                  FOR

TYSON

PROPOSAL #1L: ELECTION OF DIRECTOR: PATRICIA P. UPTON        ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF APPOINTMENT OF                       ISSUER            YES             FOR                  FOR

INDEPENDENT AUDITORS.

PROPOSAL #03: CUMULATIVE VOTING.                                        SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #04: PENSION CREDIT POLICY.                                 SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #05: ADVISORY VOTE ON COMPENSATION.                   SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #06: SPECIAL STOCKHOLDER MEETINGS.                     SHAREHOLDER        YES         AGAINST               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ATCO LTD

  TICKER:                  N/A                 CUSIP:   046789400

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the consolidated financial                 ISSUER             NO              N/A                  N/A

statements for the YE 31 DEC 2009, accompanied by the

 report of the Auditor

PROPOSAL #1: Election of Robert T. Booth, Bertrand P.        ISSUER             NO              N/A                  N/A

 Collomb, Brian P. Drummond, Rt. Hon. Donald F.

Mazankowski, Helmut M. Neldner, Michael R.P Rayfield,

 Nancy C. Southern, Ronald D. Southern, Charles W.

Wilson as the Directors

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER             NO              N/A                  N/A

LLP as the Auditor of the Corporation

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ATLAS COPCO AB

  TICKER:                  N/A                 CUSIP:   W10020134

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting and election of          ISSUER            YES             FOR                  FOR

Sune Carlsson as the Chairman of the Meeting

PROPOSAL #2: Approve the voting list                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of one or two persons to                   ISSUER            YES             FOR                  FOR

approve the Minutes

PROPOSAL #5: Approve to determine whether the meeting        ISSUER            YES             FOR                  FOR

 has been properly convened or not

PROPOSAL #6: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

the Auditor's report as well as the consolidated

annual report and the Consolidated Auditor's report

PROPOSAL #7: Approve the President's speech and                 ISSUER            YES             FOR                  FOR

questions from shareholders to the Board of Directors

 and the Management

PROPOSAL #8: Receive the report on the functions of          ISSUER            YES             FOR                  FOR

and work performed by the Board of Directors and its

Audit Committee

PROPOSAL #9.a: Approve the profit and loss account            ISSUER            YES             FOR                  FOR

and the balance sheet and the consolidated profit and

 loss account and the consolidated balance sheet as

well as the presentation by the Auditor

PROPOSAL #9.b: Grant discharge from liability of the         ISSUER            YES             FOR                  FOR

Board Members and the President

PROPOSAL #9.c: Approve the allocation of the                       ISSUER            YES             FOR                  FOR

Company's profit according to the approved balance

PROPOSAL #9.d: Approve the dividend for 2009 is                 ISSUER            YES             FOR                  FOR

decided to be SEK 3.00 per share and that 03 May 2010

 is the record day for the dividend; if the meeting

decides as proposed, the dividend is expected to be

distributed by Euroclear Sweden AB on 06 MAY 2010

PROPOSAL #10: Approve to determine 10 number of Board        ISSUER            YES             FOR                  FOR

 Members and the Deputy Members to be elected at the

meeting

PROPOSAL #11: Re-elect Sune Carlsson, Jacob                        ISSUER            YES             FOR                  FOR

Wallenberg, Staffan Bohman, Christel Bories, Johan

Forssell, Ronnie Leten, Ulla Litzen, Anders Ullberg

and Margareth Ovrum as the Board Members; election of

 Gunilla Nordstrom, as a new Member of the Board;

Currently Gunilla Nordstrom is an Executive Vice

President AB Electrolux and Head of Electrolux Major

Appliances Asia Pacific; election of Sune Carlsson as

 a Chairman and Jacob Wallenberg as a Vice Chairman

of the Board of Directors

PROPOSAL #12: Approve a fee of SEK 1,500,000 to the          ISSUER            YES             FOR                  FOR

Chairman, SEK 550,000 to the Vice Chairman and SEK

450,000 to each of the other 7 Board Member not

employed by the Company; a fee to the Members of the

Audit Committee of SEK 200,000 [170,000] to the

Chairman and SEK 125,000 [110,000] to the other

Members of this Committee; a fee of SEK 60,000 to

each of the Members of the Remuneration Committee and

 a fee of SEK 60,000 to each Board Member who, in

addition to the above, participates in a Committee in

 accordance with a decision of the Board of

Directors; that each nominated Board Member shall

have the possibility to choose between receiving 50%

of the fee in the form of synthetic shares and the

rest in cash and to receive the whole fee in cash;

that the total Board fee amounts to a sum of SEK

5,200,000 of which max SEK 2,600,000 can be in the

form of synthetic shares as specified

PROPOSAL #13: Approve the Registered Audit Company            ISSUER            YES             FOR                  FOR

Deloitte AB is elected as the Auditor until the end

of the AGM 2014 and that the principle for the

remuneration to the Auditor for the same period is

approved account; Deloitte AB has informed that,

subject to the approval of the proposal from the

nomination Committee regarding Auditor, the

authorized Auditor Jan Berntsson will be main

responsible for the audit

PROPOSAL #14.a: Approve the guiding principles for            ISSUER            YES             FOR                  FOR

the remuneration of Senior Executives; the Board for

2010, which is in compliance with the principles of

previous years and are based on agreements already

entered into between Atlas Copco and respective

employee, is as follows; the remuneration to the

Senior Executives shall consist of a base salary,

variable compensation, long term incentive programs,

pension premium and additional benefits; for

expatriates certain other benefits apply in

compliance with the Company's Conditions for

Expatriate Employees; the base salary reflects the

position, qualification and individual performance;

the size of the variable compensation depends on the

extent to which predetermined quantitative and

qualitative goals are met; the variable compensation

is limited to maximum 70% of the base salary for the

President, to 50% for the Business Area Executives

and to 40% for the other Senior Executives; pension

premiums are paid in accordance with a premium based

plan within a range of 25-35% of the base salary,

depending on age; additional benefits consist of

Company car and private health insurance; a mutual

notice term of six months applies; the maximum

compensation in case of termination of employment is

24 months base salary; the Board reserves the right

to deviate from these guiding principles if special

reasons for such a deviation exist in an individual

PROPOSAL #14.b: Approve the opinion of the Board and         ISSUER            YES             FOR                  FOR

the best interest of the shareholders, that key

personnel in Atlas Copco have a long term interest in

 a good value development of the shares of the

Company and align their performance in a manner that

enhances such a development; in particular this

applies to the group of key personnel that consists

of the senior executives and the division presidents;

 it is also the assessment of the Board that a share

related option program increases the attractiveness

of Atlas Copco on the global market and enhances the

possibility to recruit and keep key personnel in the

PROPOSAL #14.c: Approve that the Board is granted the        ISSUER            YES             FOR                  FOR

 mandate until the next AGM to decide, on one or more

 occasions, on the acquisition of shares in the

Company as follows: Acquisition of not more than

5,730,000 series A shares; the shares may only be

acquired on NASDAQ OMX Stockholm; the shares may only

 be acquired at a price per share within the

registered trading interval at any given point in

time; the Board further proposes that the Meeting

resolves to transfer shares in the Company in

relation to the Company's personnel option program

2010, including the share saving/matching share part

PROPOSAL #15: Approve that the Board is granted the          ISSUER            YES             FOR                  FOR

mandate until the next AGM to sell, at one or more

occasions, maximum 1,600,000 series A shares and

maximum 2,400,000 series B shares, in connection with

 the exercise of rights under the 2006 and 2007

performance Stock Option Plans and maximum 925,00

series A shares in connection with the exercise of

rights under the 2008 performance stock option plan

in order to cover costs, primarily alternative plans

and social costs as well as cash settlements; the

sale shall take place on NASDAQ OMX Stockholm at a

price within the registered price interval at any

PROPOSAL #16: Approve that the Board is given the              ISSUER            YES             FOR                  FOR

mandate until the next AGM and, considering the

proposals above under Items 12 and 14 regarding

mandate for the Board to acquire shares as well as to

 the number of shares held by the Company, to decide

on the acquisition of shares, at one or more

occasions, in accordance with the following:

Acquisition, of shares is allowed up to maximum 5% of

 all issued shares, excluding those shares that are

held by the Company at the time of the AGM 2010, but

including the shares the Company will acquire based

on mandates granted at that AGM 2; the shares may

only be acquired on NASDAQ OMX Stockholm 3; the

shares may only be acquired at a price per share

within the registered trading interval at any given

PROPOSAL #17: Approve that the Company shall have a          ISSUER            YES             FOR                  FOR

Nomination Committee consisting of the Chairman of

the Board and a representative from each of the 4

largest shareholders in terms of voting rights;

during the fourth quarter of 2010 the Chairman of the

 Board shall contact the four largest by Euroclear

Sweden AB directly registered or ownership grouped

shareholders for the appointing of an owner

representative; the names of the four owner

representatives and the names of the shareholders

they represent shall be made public latest six months

 prior to the AGM 2011 and be based upon the known

number of votes immediately prior to the publishing;

the term of office of the nomination committee lasts

until a new nomination committee has been appointed;

the Chairman of the nomination committee shall,

unless the members otherwise agree, be the member who

 represents the shareholder with the largest number

of votes; that representatives who have been

appointed by such shareholders who, during the term

of the nomination committee, no longer belong to the

group of four largest shareholders in terms of voting

 rights, shall cease to be members of the committee

and the one, or those, shareholders who has been

added among the four shareholders with the largest

voting rights shall appoint its/their

representatives; that the nomination committee shall

prepare proposals to the AGM 2011 regarding the

following matters for decision: proposal regarding

Chairman for the AGM, number of Board members,

composition of the Board of Directors, Chairman and

Vice Chairman of the Board of Directors, remuneration

 to the Chairman, Vice Chairman and other Board

members not employed by the Company, compensation for

 committee work and the criteria for the selection of

 the nomination committee and decision points for the

 AGM 2012; that, in connection with its mission in

general, the nomination committee shall fulfill those

 tasks that, according to the Swedish Code of

Corporate Governance, are allocated to a nomination

committee and that the Company, upon request from the

 nomination committee, shall provide resources like,

for example, the secretary function in the nomination

 committee in order to facilitate the work of the

committee; upon request, the Company shall also carry

 such reasonable costs for external consultants who

are deemed by the nomination committee to be required

 in order for the nomination committee to carry out

PROPOSAL #18: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ATOS ORIGIN, PARIS-LA DEFENSE

  TICKER:                  N/A                 CUSIP:   F06116101

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's accounts for the        ISSUER            YES             FOR                  FOR

 YE 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #O.3: Approve the recommendations of the              ISSUER            YES             FOR                  FOR

Board of Directors and to appropriate the income of

EUR 128,712,027.00 as follows: EUR 301.00 to the

legal reserve, the distributable income of EUR

260,408,901.00 including the prior retained earnings

of EUR 131,697,175.00 to be allotted to the retained

earnings; as required by law, it is reminded that,

for the last 3 financial years, the dividends paid,

were as follows: nil for FY 2006, EUR 0.40 for FY

2007, nil for FY 2008

PROPOSAL #O.4: Approve the special report of the                ISSUER            YES             FOR                  FOR

Supervisory Board on Article L.225-38 of the Code de

Commerce

PROPOSAL #O.5: Ratify the co-opting of Mr. Lionel              ISSUER            YES             FOR                  FOR

Zinsou-Derling as a member of the Board of Directors

vice Mr. Dominique Megret

PROPOSAL #O.6: Appointment of Mrs Aminata Niane as a         ISSUER            YES             FOR                  FOR

member of the Board of Directors

PROPOSAL #O.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

buy, keep or transfer shares in the Company

PROPOSAL #O.8: Approve the setting of the total                 ISSUER            YES             FOR                  FOR

annual amount of the Directors' attendance fees

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

reduce the authorized capital by canceling shares

PROPOSAL #E.10: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the purpose of issuing with the preferential right of

 subscription for shareholders maintained shares or

other equity in the Company, or transferable

securities giving access to the capital of the

Company or of one of its subsidiaries, and/or

transferable securities giving an entitlement to the

allocation of debt securities

PROPOSAL #E.11: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the purpose of issuing without a preferential right

of subscription for shareholders ordinary shares in

the Company and transferable securities giving access

 to the ordinary shares of the Company or of one of

its subsidiaries, and/or transferable securities

giving an entitlement to the allocation of debt

PROPOSAL #E.12: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the purpose of increasing the authorized capital by

increasing the amount of equity to be issued, with or

 without a preferential right of subscription for

shareholders

PROPOSAL #E.13: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the purpose of issuing ordinary shares, transferable

securities giving access to ordinary shares and/or

transferable securities giving an entitlement to the

allocation of debt securities, in the event of a

Public Exchange Offer initiated by the Company

concerning the equity of another Company

PROPOSAL #E.14: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the purpose of issuing ordinary shares and

transferable securities giving access to ordinary

shares, in order to pay for contributions in kind

granted to the Company consisting of equity or

transferable securities giving access to the capital

PROPOSAL #E.15: Approve the capital on authorizations        ISSUER            YES             FOR                  FOR

PROPOSAL #E.16: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the purpose of increasing the Company's authorized

capital, with the preferential right of subscription

for shareholders cancelled, in favor of employees of

the Company and its affiliated Companies

PROPOSAL #O.17: Grant powers for the necessary legal         ISSUER            YES             FOR                  FOR

formalities

PROPOSAL #O.18: Ratify the appointment of Mrs.                   ISSUER            YES             FOR                  FOR

Colette Neuville as censor

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AU OPTRONICS CORP

  TICKER:                  N/A                 CUSIP:   Y0451X104

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To accept the 2009 Business Report and          ISSUER            YES             FOR                  FOR

Financial Statements

PROPOSAL #2: To accept the appropriation of retained         ISSUER            YES             FOR                  FOR

earnings for 2009 losses as follows: In 2009, the

Company reported net loss of NTD 26,769,334,733.

After adjusting of the disproportionate participation

 in long-term investments, the deficit yet to be

compensated is NTD 28,819,408,454. It is proposed to

compensate the deficit by the unappropriated retained

 earnings from previous years. The accumulated

unappropriated retained earnings is NTD

40,863,051,041 after the appropriation. (2) It is

proposed not to distribute dividend for 2009. (3) For

 the 2009 Deficit Compensation Statement as specified

PROPOSAL #3.1: To elect Vivien Huey-Juan Hsieh (ID            ISSUER            YES             FOR                  FOR

No. P200062523) as an Independent Director for the

sixth term of the Directors

PROPOSAL #3.2: To elect Mei-Yue Ho (ID No.                          ISSUER            YES             FOR                  FOR

Q200495032) as an Independent Director for the sixth

term of the Directors

PROPOSAL #3.3: To elect Bing-He Yang (ID No.                       ISSUER            YES             FOR                  FOR

E101549010) as an Independent Director for the sixth

term of the Directors

PROPOSAL #3.4: To elect Kuen-Yao (K.Y.) Lee (ID No.          ISSUER            YES             FOR                  FOR

K101577037) as a Director for the sixth term of the

Directors

PROPOSAL #3.5: To elect Hsuan Bin (H.B.) Chen (ID No.        ISSUER            YES             FOR                  FOR

 J101514119) as a Director for the sixth term of the

Directors

PROPOSAL #3.6: To elect Lai-Juh Chen (ID No.                       ISSUER            YES             FOR                  FOR

A121498798) as a Director for the sixth term of the

Directors

PROPOSAL #3.7: To elect Shuang-Lang Peng (ID No.                ISSUER            YES             FOR                  FOR

J120870365) as a Director for the sixth term of the

Directors

PROPOSAL #3.8: To elect Ko-Yung (Eric) Yu, the                   ISSUER            YES             FOR                  FOR

representative of Qisda Corporation (ID No.

M101480996), as a Director for the sixth term of the

Directors

PROPOSAL #3.9: To elect Hui Hsiung, the                               ISSUER            YES             FOR                  FOR

representative of Qisda Corporation (ID No.

Y100138545), as a Director for the sixth term of the

PROPOSAL #3.10: To elect Ronald Jen-Chuan Chwang, the        ISSUER            YES             FOR                  FOR

 representative of BenQ Foundation (ID No.

A125990480), as a Director for the sixth term of the

PROPOSAL #3.11: To elect Chang-Hai Tsai, the                       ISSUER            YES             FOR                  FOR

representative of An Ji Biomedical Corporation (ID

No. Q100928070), as a Director for the sixth term of

the Directors

PROPOSAL #4: To approve the proposal for the                       ISSUER            YES             FOR                  FOR

revisions to the Handling Procedures for Providing

Endorsements and Guarantees for Third Parties, and

Handling Procedures for Capital Lending

PROPOSAL #5: To approve the proposal of releasing              ISSUER            YES             FOR                  FOR

Directors from non-competition restrictions

PROPOSAL #6: Extraordinary motions                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOUR

  TICKER:                  N/A                 CUSIP:   Q09504137

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To consider the annual report,                       ISSUER             NO              N/A                  N/A

financial report and the reports of the Directors and

 the Auditor for the YE 30 SEP 2009

PROPOSAL #2.: Approve, for the purposes of ASX                   ISSUER            YES         ABSTAIN           AGAINST

Listing Rule 7.4, the issue of equity securities by

the Company, as specified

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 SEP 2009

PROPOSAL #4.a: Re-elect Mr. J.P. Morschel as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.b: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: elect Mr. R.J. Reeves as a

Director

PROPOSAL #4.c: Elect Mr. Lee Hsien Yang as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUTOMATIC DATA PROCESSING, INC.

  TICKER:                  ADP                 CUSIP:   053015103

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: GREGORY D. BRENNEMAN                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LESLIE A. BRUN                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GARY C. BUTLER                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LEON G. COOPERMAN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ERIC C. FAST                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LINDA R. GOODEN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R. GLENN HUBBARD                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN P. JONES                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES H. NOSKI                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SHARON T. ROWLANDS                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GREGORY L. SUMME                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPOINTMENT OF DELOITTE & TOUCHE LLP             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVENG LTD

  TICKER:                  N/A                 CUSIP:   S0805F129

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual financial statements        ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Re-elect D. R. Gammie as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Re-elect R. L. Hogben as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Re-elect D. G. Robinson as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Re-elect N. L. Sowazi as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Re-elect S. J. Scott as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Ernst and Young as the                 ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #4.: Approve the fees payable to the Non-             ISSUER            YES             FOR                  FOR

Executive Directors

PROPOSAL #5.S.1: Grant authority to repurchase shares        ISSUER            YES             FOR                  FOR

PROPOSAL #6.S.2: Approve the change in retirement age        ISSUER            YES             FOR                  FOR

 for the Non-Executive Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVIVA PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G0683Q109

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual reports and accounts         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the final dividend                                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Andrea Moneta                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of Patrick Regan                                  ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of Michael Hawker                                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Election of Leslie Van de Walle                       ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re elect Andrew Moss                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8: Re elect Colin Sharman                                       ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re elect Scott Wheway                                         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Re-appoint Ernst and Young LLP                       ISSUER            YES             FOR                  FOR

PROPOSAL #11: Approve the Auditors remuneration                  ISSUER            YES             FOR                  FOR

PROPOSAL #12: Authorize to allot securities                         ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Authorize the non pre emptive share          ISSUER            YES             FOR                  FOR

allotments

PROPOSAL #14: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #15: Approve the Corporate responsibility            ISSUER            YES             FOR                  FOR

report

PROPOSAL #16: Approve the political donations                      ISSUER            YES             FOR                  FOR

PROPOSAL #S.17: Authorize to allot preference shares         ISSUER            YES             FOR                  FOR

PROPOSAL #S.18: Approve the 14 days notice for                   ISSUER            YES             FOR                  FOR

general meeting

PROPOSAL #S.19: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #S.20: Grant authority to purchase ordinary         ISSUER            YES             FOR                  FOR

shares

PROPOSAL #S.21: Grant authority to purchase 8 and              ISSUER            YES             FOR                  FOR

34th% preference shares

PROPOSAL #S.22: Grant authority to purchase 8 and              ISSUER            YES             FOR                  FOR

38th% preference shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AXA SA, PARIS

  TICKER:                  N/A                 CUSIP:   F06106102

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's Accounts for the        ISSUER            YES             FOR                  FOR

 year 2009

PROPOSAL #O.2: Approve the Consolidated Accounts for         ISSUER            YES             FOR                  FOR

the year 2009

PROPOSAL #O.3: Approve the allocation of income for          ISSUER            YES             FOR                  FOR

the year 2009 and setting of the dividend per share

at EUR 0.55

PROPOSAL #O.4: Approve the Special Auditors' Report          ISSUER            YES             FOR                  FOR

on regulatory agreements

PROPOSAL #O.5: Approve the regulated commitments                ISSUER            YES             FOR                  FOR

specified in Article L. 225-90-1, last Paragraph of

the Code De Commerce  Commercial Code  relating to

retirement and corporate protection

PROPOSAL #O.6: Approve the regulated commitments                ISSUER            YES             FOR                  FOR

specified in Article L. 225-90-1 of the Code De

Commerce  Commercial Code  taken by M. Henri de

Castries to bring his situation into line with

AFEP/MEDEF recommendations

PROPOSAL #O.7: Approve the regulated commitments                ISSUER            YES             FOR                  FOR

specified in Article L. 225-90-1 of the Code De

Commerce  Commercial Code  taken by M. Denis Duverne

to bring his situation into line with AFEP/MEDEF

recommendations

PROPOSAL #O.8: Approve to renewal of the Supervisory         ISSUER            YES             FOR                  FOR

Board mandate held by M. Norbert Dentressangle

PROPOSAL #O.9: Approve to renewal of the Auditors'            ISSUER            YES             FOR                  FOR

mandate held by the Cabinet Mazars

PROPOSAL #O.10: Appointment of M. Jean-Brice De                 ISSUER            YES             FOR                  FOR

Turkheim as an Assistant Auditor

PROPOSAL #O.11: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

purchase ordinary Company shares

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock by issuing ordinary shares or

tangible assets granting access to ordinary Company

shares reserved for members of a Company Savings Plan

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock by issuing ordinary shares

without a preferential subscription right to a named

beneficiary category

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce capital stock by canceling ordinary shares

PROPOSAL #E.15: Approve the change in the Company              ISSUER            YES             FOR                  FOR

administration and management mode, the amendments to

 the Articles of Association and delegations granted

to the Board of Directors for the Directors

PROPOSAL #E.16: Approve other amendments to the                 ISSUER            YES             FOR                  FOR

Articles of Association

PROPOSAL #O.17: Appointment of M. Henri de Castries          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #O.18: Appointment of M. Denis Duverne as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #O.19: Appointment of M. Jacques de                       ISSUER            YES             FOR                  FOR

Chateauvieux as a Director

PROPOSAL #O.20: Appointment of M. Norbert                            ISSUER            YES             FOR                  FOR

Dentressangle as a Director

PROPOSAL #O.21: Appointment of M. Jean-Martin Folz as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #O.22: Appointment of M. Anthony Hamilton as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #O.23: Appointment of M. Francois Martineau         ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #O.24: Appointment of M. Giuseppe Mussari as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #O.25: Appointment of M. Ramon de Oliveira          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #0.26: Appointment of M. Michel Pebereau as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #O.27: Appointment of Mme. Dominique                     ISSUER            YES             FOR                  FOR

Reiniche as a Director

PROPOSAL #O.28: Appointment of M. Ezra Suleiman as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #O.29: Appointment of Mme. Isabelle Kocher          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #O.30: Appointment of Mme. Suet-Fern Lee as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #O.31: Appointment of Mme. Wendy Cooper as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #O.32: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: appointment of M. John

Coultrap as a Director

PROPOSAL #O.33: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: appointment of M. Paul

Geiersbach as a Director, as proposed by shareholders

 working for the AXA Group

PROPOSAL #O.34: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: appointment of M. Sebastien

Herzog as a Director, as proposed by shareholders

working for the AXA Group

PROPOSAL #O.35: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: appointment of M. Rodney Koch

 as a Director, as proposed by shareholders working

for the AXA Group

PROPOSAL #O.36: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: appointment of M. Jason

Steinberg as a Director, as proposed by shareholders

working for the AXA Group

PROPOSAL #O.37: Approve the setting of Directors' fees      ISSUER            YES             FOR                  FOR

PROPOSAL #O.38: Grant powers for formalities                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AYALA CORP

  TICKER:                  N/A                 CUSIP:   Y0486V115

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the determination of quorum               ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the minutes of the previous              ISSUER            YES             FOR                  FOR

meeting

PROPOSAL #3.: Approve the annual report                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Ratify all acts and resolutions of the         ISSUER            YES             FOR                  FOR

Board of Directors and the Management adopted during

the preceding year

PROPOSAL #5.: Elect the Directors [including the                ISSUER            YES             FOR                  FOR

Independent Directors]

PROPOSAL #6.: Elect the Auditors and approve to fix          ISSUER            YES             FOR                  FOR

their remuneration

PROPOSAL #7.: Other business                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #8.: Adjournment                                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAE SYSTEMS PLC

  TICKER:                  N/A                 CUSIP:   G06940103

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the final dividend                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Michael Hartnall as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Sir peter Mason as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Richard Olver as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Elect Paul Anderson as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Elect Linda Hudson as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Elect Nicholas Rose as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Re-appointment of the Auditors                      ISSUER            YES             FOR                  FOR

PROPOSAL #11.: Approve the remuneration of the                   ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #12.: Approve the political donations up to         ISSUER            YES             FOR                  FOR

specified limits

PROPOSAL #13.: Grant authority to allot issue new              ISSUER            YES             FOR                  FOR

shares

PROPOSAL #s.14: Approve the disapplication of pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #s.15: Grant authority to purchase own shares      ISSUER            YES             FOR                  FOR

PROPOSAL #s.16: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #s.17: Approve the notice of general meetings      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAKER HUGHES INCORPORATED

  TICKER:                  BHI                 CUSIP:   057224107

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: PROPOSAL TO APPROVE THE ISSUANCE OF              ISSUER            YES             FOR                  FOR

SHARES OF BAKER HUGHES COMMON STOCK PURSUANT TO THE

AGREEMENT AND PLAN OF MERGER, DATED AS OF AUGUST 30,

2009, BY AND AMONG BAKER HUGHES INCORPORATED, BSA

ACQUISITION LLC AND BJ SERVICES COMPANY (AS IT MAY BE

 AMENDED FROM TIME TO TIME).

PROPOSAL #02: PROPOSAL TO APPROVE THE AMENDMENT TO            ISSUER            YES             FOR                  FOR

THE BAKER HUGHES INCORPORATED 2002 DIRECTOR & OFFICER

 LONG-TERM INCENTIVE PLAN.

PROPOSAL #03: PROPOSAL TO APPROVE THE AMENDMENT TO            ISSUER            YES             FOR                  FOR

THE BAKER HUGHES INCORPORATED 2002 EMPLOYEE LONG-TERM

 INCENTIVE PLAN.

PROPOSAL #04: ANY PROPOSAL TO AUTHORIZE THE BAKER              ISSUER            YES             FOR                  FOR

HUGHES BOARD OF DIRECTORS, IN ITS DISCRETION, TO

ADJOURN THE SPECIAL MEETING TO A LATER DATE OR DATES

IF NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE

ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL

MEETING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAKER HUGHES INCORPORATED

  TICKER:                  BHI                 CUSIP:   057224107

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: LARRY D. BRADY                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CLARENCE P. CAZALOT                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHAD C. DEATON                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EDWARD P. DJEREJIAN                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANTHONY G. FERNANDES                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CLAIRE W. GARGALLI                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PIERRE H. JUNGELS                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES A. LASH                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J. LARRY NICHOLS                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: H. JOHN RILEY, JR.                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES L. WATSON                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J.W. STEWART**                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES L. PAYNE**                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF DELOITTE & TOUCHE LLP          ISSUER            YES             FOR                  FOR

AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR FISCAL YEAR 2010

PROPOSAL #03: MANAGEMENT PROPOSAL NO. 1 REGARDING THE        ISSUER            YES             FOR                  FOR

 APPROVAL OF AN AMENDMENT TO OUR CERTIFICATE OF

INCORPORATION THAT WOULD, SUBJECT TO ANY LIMITATIONS

THAT MAY BE IMPOSED IN THE BYLAWS, REQUIRE OUR

CORPORATE SECRETARY TO CALL SPECIAL STOCKHOLDER

MEETINGS FOLLOWING A REQUEST FROM THE HOLDERS OF 25%

OF OUR VOTING STOCK

PROPOSAL #04: STOCKHOLDER PROPOSAL NO. 1 REGARDING        SHAREHOLDER        YES         AGAINST               FOR

MAJORITY VOTE STANDARD FOR DIRECTOR ELECTIONS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DE ORO UNIBANK INC

  TICKER:                  N/A                 CUSIP:   Y0560W104

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Proof of notice and determination of            ISSUER            YES             FOR                  FOR

existence of quorum

PROPOSAL #3.: Approve the minutes of the previous              ISSUER            YES             FOR                  FOR

annual meeting of stockholders held on 28 MAY 2009

PROPOSAL #4.: Receive the President's report                       ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Ratify all the acts of the Board of              ISSUER            YES             FOR                  FOR

Directors and Management during their term of office

PROPOSAL #6.1: Election of Christopher A. Bell-Knight        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #6.2: Election of Corazon S. De La Paz-                ISSUER            YES             FOR                  FOR

Bernardo as a Director

PROPOSAL #6.3: Election of Jesus A. Jacinto, Jr. as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #6.4: Election of Cheo Chai Hong as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.5: Election of Antonio C. Pacis as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.6: Election of Henry T. SY, Jr. as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.7: Election of Teresita T. SY as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.8: Election of Josefina N. Tan as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #6.9: Election of Nestor V. Tan as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #6.10: Election of Teodoro B. Montecillo as         ISSUER            YES             FOR                  FOR

an Independent Director

PROPOSAL #6.11: Election of Jimmy T. Tang as an                 ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #7.: Appointment of the External Auditor               ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Other matters                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #9.: Adjournment                                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DO BRASIL S A MEDIUM  TERM NTS BOOK ENTRY 14

  TICKER:                  N/A                 CUSIP:   P11427112

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.A: Approve the Merger of the shares of            ISSUER            YES             FOR                  FOR

Besc S.A. Arrendamento Mercantil Bescleasing and of

Besc Financeira S.A. Credito, Financiamento E

Investimentos Bescredi by Banco Do Brasil S.A., to

examine, discuss and approve the protocol and

justification of merger of Besc S.A. Arrendamento

Mercantil Bescleasing Company being merged and of

Besc Financeira S.A. Credito, Financiamento E

Investimentos Bescredi Company being merged by Banco

Do Brasil S.A. Company conducting the Merger

PROPOSAL #I.B: Approve and ratify the appointment of         ISSUER            YES             FOR                  FOR

KPMG Auditores Independentes, with Corporate Taxpayer

 Id Cnpjmf Number 57.755.217.0001.29, with its Head

Office at Rua Dr. Renato Paes De Barros, 33, 17th

floor, Itaim Bibi, Sao Paulo, Sao Paulo, as the

Company responsible for the book equity valuation

reports being merged and of the Company conducting

the merger

PROPOSAL #I.C: Approve and ratify the appointment of         ISSUER            YES             FOR                  FOR

the Company PricewaterhouseCoopers Corporate Finance

and recovery Ltda., with Corporate Taxpayer Id Cnpjmf

 Number 05.487.514.0001.37, with its Head Office at

Avenida Francisco Matarazzo 1400, first floor, left

side part, Torre Torino, Agua Branca neighborhood,

Sao Paulo, Sao Paulo, responsible for the valuation

report of the Company conducting the merger according

 to the trading price of its shares on the securities

PROPOSAL #I.D: Approve and examine and the valuation         ISSUER            YES             FOR                  FOR

reports

PROPOSAL #I.E: Approve and declare the mergers of the        ISSUER            YES             FOR                  FOR

 Companies Bescleasing and Bescredi into Banco Do

Brasil S.a. effective, in accordance with the terms

of the protocol and justification of merger, as well

as to authorize the management of Banco Do Brasil

S.A. to do all the complementary acts necessary to

the mentioned mergers

PROPOSAL #I.F: Approve the increase of Banco Do                 ISSUER            YES             FOR                  FOR

Brasil S.A. share capital as a function of the

mentioned Corporate Mergers, through the transfer of

the equity of the Companies being merged to the

Company conducting the merger, in accordance with the

 terms of the protocol and justification of merger

PROPOSAL #II: Approve the capitalization of the                 ISSUER            YES             FOR                  FOR

balances recorded in the capital reserve donations

and tax incentives and profit reserve Bylaws reserve

and operating margin reserve, without the issuance of

 new shares

PROPOSAL #III: Approve the increase of the authorized        ISSUER            YES             FOR                  FOR

 capital

PROPOSAL #IV: Approve the amendment of the Article 7         ISSUER            YES             FOR                  FOR

and 8 of the Corporate Bylaws resulting from the

matters contained in items I, II and III

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DO BRASIL S A MEDIUM  TERM NTS BOOK ENTRY 14

  TICKER:                  N/A                 CUSIP:   P11427112

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Receive the administrators accounts, to        ISSUER             NO              N/A                  N/A

 examine, discuss and vote on the administrators

report, the financial statements and the accounting

statements accompanied by the independent Auditors

report regarding the FYE on 31 DEC 2009

PROPOSAL #II.: Approve to deliberate on the                        ISSUER             NO              N/A                  N/A

distribution of the FYs net profits and the

distribution of dividends

PROPOSAL #III.: Election of the Members of the                   ISSUER             NO              N/A                  N/A

Finance Committee

PROPOSAL #IV.: Approve to set the remuneration for            ISSUER             NO              N/A                  N/A

the Members of Financial Committee

PROPOSAL #V.: Approve to set the Directors                          ISSUER             NO              N/A                  N/A

remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DO BRASIL SA BB BRASIL

  TICKER:                  N/A                 CUSIP:   P11427112

  MEETING DATE:      8/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the share capital            ISSUER            YES             FOR                  FOR

increase of Banco Do Brasil S.A., in light of the

Corporate Mergers of Banco Do Estado Ee Santa

Catarina S.A. Besc, of Besc S.A. Credito Imobiliario

Bescri, of Banco Do Estado Do Piaui S.A. Bep, and of

the capitalization of the balance recorded in

expansion reserves, this without the issuance of new

PROPOSAL #2.: Amend the Article 7 of the Corporate            ISSUER            YES             FOR                  FOR

Bylaws of Banco Do Brasil S.A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DO BRASIL SA BB BRASIL

  TICKER:                  N/A                 CUSIP:   P11427112

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

of merger of Banco Nossa Caixa S.A. into Banco Do

Brasil S.A

PROPOSAL #2.: Approve and ratify the appointment [i]         ISSUER            YES             FOR                  FOR

of the Company PricewaterhouseCoopers Corporate

Finance and Recovery LTDA, with Corporate Taxpayer Id

 CNPJ-MF Number 05.487.514-0001-37, with its

headquarters at Avenida Francisco Matarazzo Number

1400, first floor, left side (part), Torre Torino,

Agua Branca Neighborhood, Sao Paulo, Sao Paulo, as

being responsible for the valuation report for Banco

Do Brasil S.A according to the trading price of the

shares on the securities market and according to the

economic value determined using the discounted cash

flow method [ii] of Banco Fator S.A, with corporate

taxpayer ID CNPJ-MF Number 33.644.196-0001-06, with

its headquarters at Rua Dr. Renato Paes de barros,

number 1017, eleventh and twelfth floors, Itaim Bibi,

 Sao Paulo, Sao Paulo, as being responsible for the

valuation report for Nossa Caixa S.A, according to

the economic value determined using the discounted

cash flow method iii. of KPMG Auditores

Independentes, with corporate taxpayer id CNPJ-MF

Number 57.755.217-0001-29, with its headquarters at

rua dr. renato paes de barros, number 33, seventeenth

 floor, itaim bibi, sao paulo, sao paulo, as being

responsible for the book equity valuation report for

PROPOSAL #3.: Approve the valuation reports mentioned        ISSUER            YES             FOR                  FOR

 in item 2 above

PROPOSAL #4.: Approve and declare effective the                 ISSUER            YES             FOR                  FOR

corporate merger of Banco Nossa Caixa S.A. into Banco

 Do Brasil S.A. in accordance with the terms of the

protocol and justification of merger, as well as to

authorize the management of Banco Do Brasil S.A. to

do all the complementary acts necessary for the

mentioned merger

PROPOSAL #5.: Approve the capital increase of Banco          ISSUER            YES             FOR                  FOR

Do Brasil S.A. as a function of the Corporate merger

referred to above, through the transfer of the net

equity from the Company being merged to the Company

carrying out the merger, in accordance with the terms

 of the protocol and justification of the merger

PROPOSAL #6.: Amend the Article 7 of the Corporate            ISSUER            YES             FOR                  FOR

Bylaws of Banco Do Brasil S.A.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DO BRASIL SA BB BRASIL, BRASILIA

  TICKER:                  N/A                 CUSIP:   P11427112

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to conducting a public offering         ISSUER            YES             FOR                  FOR

for the primary distribution of shares issued by

Banco Do Brasil S.A. in conjunction with a public

offering for the secondary distribution of shares

issued by Banco Do Brasil S.A. owned by certain

selling shareholders, to be conducted in Brazil, on

the unorganized over the counter market, in

accordance with the procedures established by

securities commission, from here onward the CVM,

instruction number 400 of 29 DEC 2003, as amended,

and, also, with efforts at placement abroad, using

the investment mechanisms regulated by the national

monetary council, by the Central Bank of Brazil and

by the CVM, in United States of America, for

qualified institutional investors, as defined in Rule

 144A published by the securities and exchange

PROPOSAL #CONT: CONTD..from here onward the sec in            ISSUER             NO              N/A                  N/A

transactions that are exempt from registration in

accordance with that which is provided for in the

Securities Act of 1933, from here onward the

securities act, and in the regulations published on

the basis of the securities act and, in other

countries, in accordance with the law in effect in

the country of domicile of each investor and in

accordance with regulation'S published by the sec,

from here onward the offering, and definition of the

other conditions of the offering, except for the

issuance price of the shares

PROPOSAL #2: Approve to increase of the share capital        ISSUER            YES             FOR                  FOR

 of Banco Do Brasil S.A., within the limits of the

authorized capital, accordance with the terms of its

Corporate Bylaws, through the issuance of 286,000,00

0 new, common shares, all of which a re nominative,

book entry and with no par value, free and

unencumbered by any encumbrance or lien, which will

be the object of a public subscription within the

framework of the offering, with a reduction of the

period for the exercise of the preemptive right to a

minimum of three days, in accordance with the terms

of the sole paragraph of Article 8 of the Corporate

Bylaws and Article 172, I, of Law Number 6404 15 DEC

1976, as amended, from here onward the Corporations

Law, with it being the case that the exact period for

 the exercise of the preemptive right i) will be

defined within the framework .CONTD

PROPOSAL #CONT: CONT of the offering, with the                   ISSUER             NO              N/A                  N/A

objective of making the exercise of the preemptive

right compatible with the procedure of the offering,

ii) should be contained within the offering

documents, including notices to the market and an

announcement that it is beginning, and iii) it will

be the subject of a specific notice to the

shareholders of Banco Do Brasil S.A. with detail'S

regarding the exercise of the pre emptive right. all

the new, common shares issued will have the right t

receive dividends and interest on shareholder equity

that may be declared by Banco Do Brasil S.A.

beginning on the date of settlement of the shares

that are the object of the offering and to all the

other rights and benefits that may be conferred to

the other common shares of Banco Do Brasil S.A., on

PROPOSAL #3: Approve the disposition of the shares in        ISSUER            YES             FOR                  FOR

 treasury arising from the processes of the merger of

 Banco Do Estado De Santa Catarina S.A. of Besc S.A.

Credito Imobiliario and of Banco Do Estado Do Piaui

S.A.

PROPOSAL #4: Authorize the board of Directors of                ISSUER            YES             FOR                  FOR

powers to establish the issuance price of the shares

that are the object of the capital increase, in

accordance with the terms of Article 170, Paragraph

2, of the Corporations Law, observing the book

building procedure to be carried out within the

framework of the offering, in the manner that is

provided for in Article 170, Paragraph 1, of the

Corporations Law and Article 44 of CVM Instruction 400

PROPOSAL #5: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

ratify the respective share capital increase, once

the subscription and paying in of the shares to be

issued as a result of the capital increase within the

 framework of the offering is verified

PROPOSAL #6: Authorize the Board of Directors to take        ISSUER            YES             FOR                  FOR

 all the measures and do all the acts that may be

necessary or convenient for carrying out the

offering, as well as to ratify all the other acts

that have already been done

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DO BRASIL SA BB BRASIL, BRASILIA

  TICKER:                  N/A                 CUSIP:   P11427112

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

of merger of Banco Popular Do Brasil S.A., which is

the Company being merged, into Banco Do Brasil S.A

which is the company conducting the merger

PROPOSAL #2.: Approve and ratify the appointment of          ISSUER            YES             FOR                  FOR

KPMG Auditors Independentes, with corporate taxpayer

ID number 57.755.217.0001.29 ,with its headquarters

at RUA Dr. Renato Paes De Barros, 33, 17th floo r,

Itaim Bibi, Sao Paulo, as responsible for the

evaluation report of the book shareholder equity of

the Company being merged

PROPOSAL #3.: Approve the evaluation report mentioned        ISSUER            YES             FOR                  FOR

 in the previous item

PROPOSAL #4.: Approve and declare effective the                 ISSUER            YES             FOR                  FOR

corporate merger of Banco Popular Do Brasil S.A. into

 Banco Do Brasil S.A. in accordance with the terms of

 the protocol and justification of merger, as well as

 to authorize the management of Banco Do Brasil S.A

to do all the complementary acts necessary for the

mentioned merger

PROPOSAL #5.: Approve the transfer of the shareholder        ISSUER            YES             FOR                  FOR

 equity from the Company being merged to the Company

carrying out the merger, in accordance with the terms

 of the protocol and justification of merger

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DO BRASIL SA BB BRASIL, BRASILIA

  TICKER:                  N/A                 CUSIP:   P11427112

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the acquisition, by Banco Do              ISSUER            YES             FOR                  FOR

Brasil S.A., of a corporate ownership interest

equivalent to 366,825,016 common, book entry, class B

 shares of Banco Patagonia S.A., corresponding to 51%

 of the share capital and of the voting capital in

circulation, in the same proportion, in light of the

provision in line I of Article 256 and line B of the

sole paragraph of Article 247, both in Law 6404 of 15

 DEC 1976, from here onward the Brazilian Corporate

PROPOSAL #2: Ratify the share purchase and sale                 ISSUER            YES             FOR                  FOR

agreement, accompanied by the valuation report of

Banco Patagonia S.A., in accordance with the terms of

 paragraph 1 of Article 256 of the Brazilian

Corporate law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO POPOLARE SOCIETA' COOPERATIVA, VERONA, PIAZZ

  TICKER:                  N/A                 CUSIP:   T1872V103

  MEETING DATE:      1/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors, as            ISSUER             NO              N/A                  N/A

per Article 2420 Ter of the Italian Civil Code and

subject to prior favorable advice from the Board of

inspection, to issue convertible bonds to be offered

in option to the entitled shareholders and

consequential Corporate capital increase for an

amount of max a thousand million EUR and amend

Article 6 of the Corporate Bylaws; related and

consequential resolutions

PROPOSAL #2.: Amend the Article No. 6 and Article No.        ISSUER             NO              N/A                  N/A

 33.2, 39.1, 41.2, 46 and 52 of Corporate By-laws and

 adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO POPOLARE SOCIETA' COOPERATIVA, VERONA, PIAZZ

  TICKER:                  N/A                 CUSIP:   T1872V103

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Management Board report,              ISSUER             NO              N/A                  N/A

Surveillance Board report, External Auditors report

on FY 2009; approve the balance sheet as of 31 DEC

2009, as per Article 20 item 3 and 41.3 letter A of

the Corporate Bylaws; presentation of consolidated

and Corporate balance sheet

PROPOSAL #2: Approve the allocation of profits                    ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approve to determine the total amount to        ISSUER             NO              N/A                  N/A

 be allocated for aid, charity and public interest,

as per art 4 Bis of the Corporate Bylaws

PROPOSAL #4: Grant authority to buy own shares in              ISSUER             NO              N/A                  N/A

order to support the liquidity of the security

PROPOSAL #5: Approve the plan of assignment of shares        ISSUER             NO              N/A                  N/A

 to the employees of Banco Popolare Group and grant

authority to purchase own shares reserved to such Plan

PROPOSAL #6: Approve the resolutions related to the          ISSUER             NO              N/A                  N/A

emoluments to the member of the Surveillance Board,

including the emoluments to Directors with particular

 offices, as per art 39.12 of the Corporate Bylaws

PROPOSAL #7: Appointment of 10 Members of the                     ISSUER             NO              N/A                  N/A

Surveillance Board for fiscal years 2010,

PROPOSAL #8: Appointment of Board of Arbitrators for         ISSUER             NO              N/A                  N/A

fiscal years 2010, 2011, 2012

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO SANTANDER CHILE

  TICKER:                  SAN                 CUSIP:   05965X109

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE ANNUAL REPORT, BALANCE         ISSUER            YES             FOR                  FOR

SHEET AND CONSOLIDATED FINANCIAL STATEMENTS OF THE

BANK AND ITS SUBSIDIARIES, THE INDEPENDENT REPORT OF

THE EXTERNAL AUDITORS FOR THE YEAR 2009.

PROPOSAL #02: APPROVE PAYMENT OF A DIVIDEND OF                   ISSUER            YES             FOR                  FOR

CH$1.37308147 PER SHARE OR 60% OF 2009 NET INCOME

ATTRIBUTABLE TO SHAREHOLDERS AS A DIVIDEND.

PROPOSAL #03: APPROVAL OF EXTERNAL AUDITORS                        ISSUER            YES             FOR                  FOR

(DELOITTE).

PROPOSAL #04: APPROVAL OF RATING AGENCIES.                           ISSUER            YES             FOR                  FOR

PROPOSAL #05: APPROVAL OF ONE BOARD OF DIRECTOR AND          ISSUER            YES         AGAINST           AGAINST

ONE ALTERNATE DIRECTOR. IN 2009, MR. JUAN MANUEL

HOYOS RESIGNED HIS POSITION AS MEMBER OF THE BOARD

AND WAS APPOINTED ALTERNATE DIRECTOR. SIMULTANEOUSLY,

 THE BOARD DESIGNATED MR. OSCAR VON CHRISMAR AS HIS

REPLACEMENT TO THE BOARD.

PROPOSAL #06: APPROVE THE BOARD OF DIRECTORS' 2010            ISSUER            YES             FOR                  FOR

REMUNERATION.

PROPOSAL #07: APPROVAL OF AUDIT COMMITTEE'S 2010                ISSUER            YES             FOR                  FOR

BUDGET AND REMUNERATION FOR ITS MEMBERS

PROPOSAL #08: ACCOUNT OF ALL OPERATIONS WITH RELATED         ISSUER            YES             FOR                  FOR

PARTIES AS DEFINED BY ARTICLE 89 AND TITLE XVI OF LAW

 18,046.

PROPOSAL #09: DISCUSS ANY MATTER OF INTEREST THAT              ISSUER            YES             FOR                  FOR

SHOULD BE DISCUSSED IN AN ORDINARY SHAREHOLDERS'

MEETING AS DEFINED BY LAW AND BY THE BANK'S BYLAWS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO SANTANDER SA, SANTANDER

  TICKER:                  N/A                 CUSIP:   E19790109

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts  balance              ISSUER            YES             FOR                  FOR

sheet, profit and loss account, state of recognized

income and expense, total state of changes in equity,

 cash flow statement and annual report  and the

management of Banco Santander, SA and its

consolidated group, all with respect to the YE 31 DEC

PROPOSAL #2: Approve the application for tax year 2009      ISSUER            YES             FOR                  FOR

PROPOSAL #3.a: Appointment of D. Becerro de Bengoa            ISSUER            YES             FOR                  FOR

Jado Angel as a Director

PROPOSAL #3.b: Re-election of D. Francisco Javier              ISSUER            YES             FOR                  FOR

Botin-Sanz De Sautuola and O Shea Tercero as the

Directors

PROPOSAL #3.c: Re-election of Ms Isabel Tocino                   ISSUER            YES             FOR                  FOR

Biscarolasaga as a Director

PROPOSAL #3.d: Re-election of D. Fernando de Asua              ISSUER            YES             FOR                  FOR

Alvarez as a Director

PROPOSAL #3.e: Re-election of D. Alfredo Saenz Abad          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #4: Re-appointment of Auditor for the year          ISSUER            YES             FOR                  FOR

2010

PROPOSAL #5: Authorize the bank and its subsidiaries         ISSUER            YES             FOR                  FOR

to acquire own shares pursuant to the provisions of

Article 75 of the Companies Act, thereby canceling

the unused portion of the authorization granted by

the AGM of shareholders on 19 JUN 2009

PROPOSAL #6: Approve the delegation to the Board of          ISSUER            YES             FOR                  FOR

Directors of the power to execute the agreement

adopted by the Board to increase the share capital in

 accordance with the provisions of Article 153.1) of

the Companies Act, nullifying the authority granted

by the said general meeting of 19 JUN 2009

PROPOSAL #7.a: Approve the increased capital by the          ISSUER            YES             FOR                  FOR

amount determined under the terms of the deal by

issuing new ordinary shares of medium  0.5  par value

 each, without premium, in the same class and series

as those currently in circulation , from voluntary

reserves from retained earnings, forecast allowance

can express incomplete, with authority to delegate

his time in the executive committee, to set the

conditions the increase in all matters not covered by

 the general meeting, make losactos necessary for

their execution, adapt the wording of paragraphs 1

and 2 of section 5 of the Bylaws to the new amount of

 share capital and provide public and private

documents as are necessary for the execution of the

increase, application to the competent bodies,

PROPOSAL #CONTD: ..CONTD  for admission to trading of        ISSUER             NO              N/A                  N/A

 the new shares on the Stock Exchanges of Madrid,

Barcelona, Bilbao and Valencia, through the automated

 quotation system  continuous market  and the Stock

foreign securities traded in the shares of Banco

Santander  Lisbon, London, Milan, Buenos Aires,

Mexico and, through ADSs, in the New York Stock

Exchange , as required at each one of them

PROPOSAL #7.b: Approve to increased capital by the            ISSUER            YES             FOR                  FOR

amount determined under the terms of the deal by

issuing new ordinary shares of medium  0.5  par value

 each, without premium, in the same class and series

as those currently in circulation , from voluntary

reserves from retained earnings, forecast allowance

can express incomplete, delegation of powers to the

Board of Directors, with authority to delegate his

time in the Executive Committee, to set the

conditions the increase in all matters not covered by

 the General Board, perform the acts required for

their execution, adapt the wording of paragraphs 1

and 2 of Article 5 of the Bylaws to the new amount of

 share capital and provide public and private

documents as are necessary for the execution of the

increase, application to the competent bodies,

PROPOSAL #CONTD: ..CONT for admission to trading of          ISSUER             NO              N/A                  N/A

the new shares on the Stock Exchanges of Madrid,

Barcelona, Bilbao and Valencia, through the Automated

 Quotation System  Continuous Market  and the Stock

foreign securities traded in the shares of Banco

Santander  Lisbon, London, Milan, Buenos Aires,

Mexico and, through ADSs, in the New York Stock

Exchange , as required At each one of them

PROPOSAL #8: Approve the delegation to the Board of          ISSUER            YES             FOR                  FOR

Directors of the power to issue simple fixed income

securities or debt instruments of similar nature

including cedulas, promissory notes or warrants , as

well as debt securities convertible or exchangeable

into shares of society, in relation to fixed income

securities convertible or exchangeable into shares of

 the Company, setting criteria for the determination

of the bases and conditions for the conversion and /

or exchange and attribution to the Board of Directors

 of the powers of increase in el capital the amount

necessary, so as to exclude the preferential

subscription right of shareholders, to rescind the

unused portion of the delegation conferred by the

agreement Ninth II  of the ordinary general meeting

of shareholders of 19 JUN 2009

PROPOSAL #9.a: Approve the policy of long-term                   ISSUER            YES             FOR                  FOR

incentives granted by the Board of Directors, new

courses relating to specific actions plans for

delivery of Santander for execution by the Bank and

Santander Group companies and linked to the evolution

 of total return to shareholders or certain

requirements for permanence and evolution of the Group

PROPOSAL #9.b: Approve the incentive scheme for                 ISSUER            YES             FOR                  FOR

employees of UK Plc Santander, and other Group

companies in the UK by the Bank's stock options and

linked to the contribution of monetary amounts and

certain newspapers stay requirements

PROPOSAL #10: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

interpret, correct, add, implementation and

development of agreements adopted by the Board, so as

 to substitute the powers received from the Board and

 granting of powers to the elevation to instrument

public of such agreements

PROPOSAL #11: Receive the report on the remuneration         ISSUER            YES             FOR                  FOR

policy for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO SANTANDER, S.A.

  TICKER:                  STD                 CUSIP:   05964H105

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: EXAMINATION AND APPROVAL, IF DEEMED              ISSUER            YES             FOR                  FOR

APPROPRIATE, OF THE ANNUAL ACCOUNTS (BALANCE SHEET,

PROFIT AND LOSS STATEMENT, STATEMENT OF RECOGNIZED

INCOME AND EXPENSE, STATEMENT OF CHANGES IN TOTAL

EQUITY, CASH FLOW STATEMENT, AND NOTES) AND OF THE

CORPORATE MANAGEMENT OF BANCO SANTANDER, S.A. AND ITS

 CONSOLIDATED GROUP, ALL WITH RESPECT TO THE FISCAL

YEAR ENDED DECEMBER 31, 2009.

PROPOSAL #02: APPLICATION OF RESULTS FROM FISCAL YEAR        ISSUER            YES             FOR                  FOR

 2009.

PROPOSAL #3A: APPOINTMENT OF MR. ANGEL JADO BECERRO          ISSUER            YES             FOR                  FOR

DE BENGOA

PROPOSAL #3B: RE-ELECTION OF MR. FRANCISCO JAVIER              ISSUER            YES             FOR                  FOR

BOTIN-SANZ DE SAUTUOLA Y O'SHEA

PROPOSAL #3C: RE-ELECTION OF MS. ISABEL TOCINO                   ISSUER            YES             FOR                  FOR

BISCAROLASAGA

PROPOSAL #3D: RE-ELECTION OF MR. FERNANDO DE ASUA              ISSUER            YES             FOR                  FOR

ALVAREZ

PROPOSAL #3E: RE-ELECTION OF MR. ALFREDO SAENZ ABAD           ISSUER            YES             FOR                  FOR

PROPOSAL #04: RE-ELECTION OF THE AUDITOR OF ACCOUNTS         ISSUER            YES             FOR                  FOR

FOR FISCAL YEAR 2010.

PROPOSAL #05: AUTHORIZATION FOR THE BANK AND ITS                ISSUER            YES             FOR                  FOR

SUBSIDIARIES TO ACQUIRE THEIR OWN STOCK PURSUANT TO

THE PROVISIONS OF SECTION 75 OF THE BUSINESS

CORPORATIONS LAW (LEY DE SOCIEDADES ANONIMAS),

DEPRIVING OF EFFECT TO THE EXTENT OF THE UNUSED

AMOUNT THE AUTHORIZATION GRANTED BY THE SHAREHOLDERS

AT THE ORDINARY GENERAL SHAREHOLDERS' MEETING HELD ON

 JUNE 19, 2009.

PROPOSAL #06: DELEGATION TO THE BOARD OF DIRECTORS OF        ISSUER            YES             FOR                  FOR

 THE POWER TO CARRY OUT THE RESOLUTION TO BE ADOPTED

BY THE SHAREHOLDERS AT THE MEETING TO INCREASE THE

SHARE CAPITAL PURSUANT TO THE PROVISIONS OF SECTION

153.1.A) OF THE BUSINESS CORPORATIONS LAW, DEPRIVING

OF EFFECT THE AUTHORIZATION GRANTED BY THE

SHAREHOLDERS AT SUCH GENERAL MEETING ON JUNE 19, 2009.

PROPOSAL #7A: INCREASE OF THE SHARE CAPITAL IN SUCH          ISSUER            YES             FOR                  FOR

AMOUNT AS MAY BE DETERMINED PURSUANT TO THE TERMS OF

THE RESOLUTION BY MEANS OF THE ISSUANCE OF NEW

ORDINARY SHARES HAVING A PAR VALUE OF ONE-HALF (0.5)

EURO EACH, WITH NO SHARE PREMIUM, OF THE SAME CLASS

AND SERIES AS THOSE THAT ARE CURRENTLY OUTSTANDING,

WITH A CHARGE TO VOLUNTARY RESERVES ORIGINATING FROM

RETAINED EARNINGS. EXPRESS PROVISION FOR THE

POSSIBILITY OF LESS THAN FULL ALLOTMENT. DELEGATION

OF POWERS TO THE BOARD OF DIRECTORS, WHICH MAY IN

TURN DELEGATE SUCH POWERS TO THE EXECUTIVE COMMITTEE.

PROPOSAL #7B: INCREASE OF THE SHARE CAPITAL IN SUCH          ISSUER            YES             FOR                  FOR

AMOUNT AS MAY BE DETERMINED PURSUANT TO THE TERMS OF

THE RESOLUTION BY MEANS OF THE ISSUANCE OF NEW

ORDINARY SHARES HAVING A PAR VALUE OF ONE-HALF (0.5)

EURO EACH, WITH NO SHARE PREMIUM, OF THE SAME CLASS

AND SERIES AS THOSE THAT ARE CURRENTLY OUTSTANDING,

WITH A CHARGE TO VOLUNTARY RESERVES ORIGINATING FROM

RETAINED EARNINGS. EXPRESS PROVISION FOR THE

POSSIBILITY OF LESS THAN FULL ALLOTMENT. DELEGATION

OF POWERS TO THE BOARD OF DIRECTORS, WHICH MAY IN

TURN DELEGATE SUCH POWERS TO THE EXECUTIVE COMMITTEE.

PROPOSAL #08: DELEGATION TO THE BOARD OF POWER TO              ISSUER            YES             FOR                  FOR

ISSUE SIMPLE FIXED INCOME SECURITIES OR DEBT

INSTRUMENTS OF A SIMILAR NATURE (INCLUDING BONDS,

PROMISSORY NOTES OR WARRANTS), AS WELL AS FIXED

INCOME SECURITIES CONVERTIBLE INTO AND/OR

EXCHANGEABLE FOR SHARES OF COMPANY. IN CONNECTION

WITH FIXED-INCOME SECURITIES CONVERTIBLE INTO AND/OR

EXCHANGEABLE FOR SHARES OF COMPANY, ESTABLISHMENT OF

THE CRITERIA FOR DETERMINING THE TERMS AND CONDITIONS

 APPLICABLE TO CONVERSION AND/OR EXCHANGE & GRANT TO

THE BOARD OF DIRECTORS OF THE POWER TO INCRESE SHARE

CAPITAL BY THE REQUIRED AMOUNT.

PROPOSAL #9A: IN CONNECTION WITH THE LONG-TERM                   ISSUER            YES             FOR                  FOR

INCENTIVE POLICY APPROVED BY THE BOARD OF DIRECTORS,

APPROVAL OF NEW CYCLES RELATED TO CERTAIN PLANS FOR

THE DELIVERY OF SANTANDER SHARES FOR IMPLEMENTATION

BY THE BANK AND BY COMPANIES OF THE SANTANDER GROUP

AND LINKED TO CHANGES IN TOTAL SHAREHOLDER RETURN OR

TO CERTAIN CONTINUITY REQUIREMENTS AND THE PROGRESS

OF THE GROUP.

PROPOSAL #9B: APPROVAL OF AN INCENTIVE PLAN FOR                 ISSUER            YES             FOR                  FOR

EMPLOYEES OF SANTANDER UK PLC. AND OTHER COMPANIES OF

 THE GROUP IN THE UNITED KINGDOM BY MEANS OF OPTIONS

TO SHARES OF THE BANK LINKED TO THE CONTRIBUTION OF

PERIODIC MONETARY AMOUNTS AND TO CERTAIN CONTINUITY

REQUIREMENTS.

PROPOSAL #10: AUTHORIZATION TO THE BOARD OF DIRECTORS        ISSUER            YES             FOR                  FOR

 TO INTERPRET, REMEDY, SUPPLEMENT, CARRY OUT AND

FURTHER DEVELOP THE RESOLUTIONS ADOPTED BY THE

SHAREHOLDERS AT THE MEETING, AS WELL AS TO DELEGATE

THE POWERS RECEIVED FROM THE SHAREHOLDERS AT THE

MEETING, AND GRANT OF POWERS TO CONVERT SUCH

RESOLUTIONS INTO NOTARIAL INSTRUMENTS.

PROPOSAL #11: REPORT ON THE DIRECTORS REMUNERATION            ISSUER            YES             FOR                  FOR

POLICY. DURING THE MEETING, THE BOARD OF DIRECTORS

WILL REPORT TO THE SHAREHOLDERS ON THE AMENDMENT OF

THE REGULATIONS THEREOF APPROVED SINCE THE LAST

GENERAL SHAREHOLDERS' MEETING. IN ADDITION, THERE

WILL BE A PRESENTATION OF THE EXPLANATORY REPORT

PROVIDED FOR IN SECTION 116.BIS OF THE SECURITIES

MARKET LAW (LEY DEL MERCADO DE VALORES).

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANG & OLUFSEN A/S

  TICKER:                  N/A                 CUSIP:   K07774126

  MEETING DATE:      9/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors' report         ISSUER            YES             FOR                  FOR

on the Company's activities during the past year

PROPOSAL #2.: Approve the audited accounts for the            ISSUER            YES             FOR                  FOR

2008/09 FY, including the resolution concerning the

discharge of the Management Board and the Board of

Directors' obligations and the decision concerning

the treatment of the loss in accordance with the

approved accounts

PROPOSAL #3.1: Authorize the Board to acquire within         ISSUER            YES             FOR                  FOR

18 months from the date of the general meeting up to

10 % of the Company's share capital at a price that

must not be more than 10% above or below the most

recent price quoted for the shares on NASDAQ OMX

Copenhagen A/S

PROPOSAL #3.2: Approve that no dividend be paid this         ISSUER            YES             FOR                  FOR

year

PROPOSAL #3.3: Amend all paragraphs, the Sections are        ISSUER            YES             FOR                  FOR

 numbered sequentially such that the 2nd Section

begins Article 2, the 3rd Section Article 3 and so

on; Article 3; Article 4; Article 5; Article 6, the

3rd paragraph; Article 6, paragraph 6; Article 6,

Paragraph 8; Article 7, final paragraph; Article 8,

4th paragraph; Article 9; and Section 10 of the

Articles of Association as specified

PROPOSAL #4.1: Re-elect Jorgen Worning to the Board          ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #4.2: Re-elect Peter Skak Olufsen to the              ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #4.3: Re-elect Niels Bjorn Christiansen to          ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #4.4: Re-elect Rolf Eriksen to the Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.5: Elect Ole Andersen to the Board of              ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.6: Elect Tue Mantoni to the Board of                ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5.: Re-elect Deloitte, Statsautoriseret              ISSUER            YES             FOR                  FOR

Revisionsaktieselskab as the Auditors

PROPOSAL #6.: Other matters                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK HAPOALIM B M

  TICKER:                  N/A                 CUSIP:   M1586M115

  MEETING DATE:      1/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and            ISSUER            YES             FOR                  FOR

the Directors' report for the year 2008

PROPOSAL #2.: Re-appoint the Accountant Auditors and         ISSUER            YES             FOR                  FOR

authorize the Board to fix their remuneration

PROPOSAL #3.: Approve the terms of office of Mr. Y.          ISSUER            YES             FOR                  FOR

Sarusi as the Executive Chairman commencing 01 AUG

2009; the main points of which are: monthly salary

NIS 150,000,250,000 Phantom Shares in respect of 2009

 subject to results, bonus equal to 3 months salary

in respect of 2009, annual bonus commencing 2010 at

discretion of the Board

PROPOSAL #4.: Approve the terms of service Ms. I.              ISSUER            YES             FOR                  FOR

Isaacson as the Executive Chairman of Isracard Ltd.

and other subsidiaries of the bank, commencing 01 OCT

 2008; the main points of which are: monthly salary

NIS 85,000, options for the purchase of 0.85% of the

share capital of Isracard with an exercise price of

NIS 3,410 which is 3% in excess of an Independent

valuation of Isracard, annual bonus in respect of the

 net profit of the bank calculated on the net profit

less the base profit in excess of NIS 160 million

divided by 1 million multiplied by 0.2

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF AMERICA CORPORATION

  TICKER:                  BAC                 CUSIP:   060505104

  MEETING DATE:      2/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: A PROPOSAL TO ADOPT AN AMENDMENT TO THE        ISSUER            YES             FOR                  FOR

 BANK OF AMERICA CORPORATION AMENDED AND RESTATED

CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER

OF AUTHORIZED SHARES OF COMMON STOCK FROM 10 BILLION

TO 11.3 BILLION.

PROPOSAL #02: A PROPOSAL TO APPROVE THE ADJOURNMENT          ISSUER            YES             FOR                  FOR

OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE,

TO SOLICIT ADDITIONAL PROXIES, IN THE EVENT THAT

THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE

SPECIAL MEETING TO APPROVE THE PROPOSAL SET FORTH IN

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF AMERICA CORPORATION

  TICKER:                  BAC                 CUSIP:   060505104

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: SUSAN S. BIES               ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: WILLIAM P.                   ISSUER            YES             FOR                  FOR

BOARDMAN

PROPOSAL #1C: ELECTION OF DIRECTOR: FRANK P. BRAMBLE,        ISSUER            YES             FOR                  FOR

 SR.

PROPOSAL #1D: ELECTION OF DIRECTOR: VIRGIS W. COLBERT        ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: CHARLES K. GIFFORD      ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: CHARLES O.                   ISSUER            YES             FOR                  FOR

HOLLIDAY, JR.

PROPOSAL #1G: ELECTION OF DIRECTOR: D. PAUL JONES, JR.      ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: MONICA C. LOZANO         ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: THOMAS J. MAY               ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: BRIAN T. MOYNIHAN        ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: DONALD E. POWELL         ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: CHARLES O.                   ISSUER            YES             FOR                  FOR

ROSSOTTI

PROPOSAL #1M: ELECTION OF DIRECTOR: ROBERT W. SCULLY         ISSUER            YES             FOR                  FOR

PROPOSAL #02: A PROPOSAL TO RATIFY THE REGISTERED              ISSUER            YES             FOR                  FOR

INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2010

PROPOSAL #03: A PROPOSAL TO ADOPT AN AMENDMENT TO THE        ISSUER            YES             FOR                  FOR

 BANK OF AMERICA AMENDED AND RESTATED CERTIFICATE OF

INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED

SHARES OF COMMON STOCK FROM 11.3 BILLION TO 12.8

BILLION

PROPOSAL #04: AN ADVISORY (NON-BINDING) VOTE                       ISSUER            YES             FOR                  FOR

APPROVING EXECUTIVE COMPENSATION

PROPOSAL #05: A PROPOSAL TO APPROVE AN AMENDMENT TO          ISSUER            YES             FOR                  FOR

THE 2003 KEY ASSOCIATE STOCK PLAN

PROPOSAL #06: STOCKHOLDER PROPOSAL - DISCLOSURE OF        SHAREHOLDER        YES         ABSTAIN           AGAINST

GOVERNMENT EMPLOYMENT

PROPOSAL #07: STOCKHOLDER PROPOSAL - NON-DEDUCTIBLE      SHAREHOLDER        YES         AGAINST               FOR

PAY

PROPOSAL #08: STOCKHOLDER PROPOSAL - SPECIAL                  SHAREHOLDER        YES         AGAINST               FOR

STOCKHOLDER MEETINGS

PROPOSAL #09: STOCKHOLDER PROPOSAL - ADVISORY VOTE ON   SHAREHOLDER        YES         AGAINST               FOR

 EXECUTIVE COMPENSATION

PROPOSAL #10: STOCKHOLDER PROPOSAL - SUCCESSION             SHAREHOLDER        YES         AGAINST               FOR

PLANNING

PROPOSAL #11: STOCKHOLDER PROPOSAL - DERIVATIVES           SHAREHOLDER        YES         AGAINST               FOR

TRADING

PROPOSAL #12: STOCKHOLDER PROPOSAL - RECOUP INCENTIVE   SHAREHOLDER        YES         AGAINST               FOR

 COMPENSATION

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF BARODA

  TICKER:                  N/A                 CUSIP:   Y06451119

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the balance sheet of         ISSUER            YES             FOR                  FOR

the Bank as at 31 MAR 2009, profit & loss account for

 the YE 31 MAR 2009, the report of the Board of

Directors on the working and activities of the Bank

for the period covered by the accounts and the

Auditor's report on the balance sheet and the accounts

PROPOSAL #2.: Declare a dividend for the year 2008-           ISSUER            YES             FOR                  FOR

2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF INDIA

  TICKER:                  N/A                 CUSIP:   Y06949112

  MEETING DATE:      7/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet of the bank as at 31 MAR 2009, profit and loss

account for the YE 31 MAR 2009; report of the Board

of Directors on the working and activities of the

Bank for the period covered by the accounts and the

Auditors' Report on the balance Sheet and accounts

PROPOSAL #2.: Approve the payment of interim dividend        ISSUER            YES             FOR                  FOR

 and declare final dividend on equity shares for the

FY 2008 to 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BARCLAYS PLC

  TICKER:                  N/A                 CUSIP:   G08036124

  MEETING DATE:      8/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors the proposed            ISSUER            YES             FOR                  FOR

disposal by Barclays Plc of the Barclays Global

Investors business and ancillary arrangements,

pursuant to the BGI Disposal Agreement [as specified

in the circular to shareholders dated 09 JUL 2009] in

 the manner and on the terms and conditions of the

BGI Disposal Agreement and which, as described in the

 circular, comprises a Class 1 transaction under the

Listing Rules, to take all such steps as may be

necessary or desirable in relation thereto and to

carry the same into effect with such modifications,

variations, revisions or amendment [providing such

modifications, variation or amendments are not of a

material nature] as they shall deem necessary or

desirable

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BARCLAYS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G08036124

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the reports of the Directors and        ISSUER            YES             FOR                  FOR

 Auditors and the audited accounts of the Company for

 the YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #3: Re-elect Reuben Jeffery III as Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #4: Re-elect Marcus Aglus as a Director of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5: Re-elect David Booth as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #6: Re-elect Sir Richard Broadbent as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7: Re-elect Sir Michael Rake as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #8: Re-elect Sir Andrew Likierman as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #9: Re-elect Chris Lucas as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #10: Re-appoint PricewaterhouseCoopers LLP,         ISSUER            YES             FOR                  FOR

Chartered Accountants and Registered Auditors, as the

 Auditors of the Company to hold office from the

conclusion of this meeting until the conclusion of

the next AGM at which accounts are laid before the

PROPOSAL #11: Authorize the Directors to set the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #12: Authorize the Company, in accordance            ISSUER            YES             FOR                  FOR

with Section 366 of the Companies Act 2006 [the 2006

Act] the Company and any Company which, at any time

during the period for which this resolution has

effect, is a subsidiary of the Company to a) make

political donations to political organizations not

exceeding GBP 25,000 in total and b) incur political

expenditure not exceeding GBP 100,000 in total, in

each case during the period commencing on the date of

 this resolution and ending on the date of the AGM of

 the Company to be held in 2011 or on 30 JUN 2011,

provided that the maximum amounts as specified may

consist of sums in any currency converted into

sterling at such rate as the Board may in its

absolute discretion determine for the purposes of

this resolution, the terms political donations

political organizations and political expenditure

shall have the meanings given to them in Sections 363

 to 365 of the 2006 Act

PROPOSAL #13: Authorize the Directors, in                            ISSUER            YES             FOR                  FOR

substitution for all existing authorities, pursuant

to Section 551 of the 2006 Act to exercise all the

powers of the Company to; a) allot shares [as defined

 in Section 540 of the 2006 Act] in the Company or

grant rights to subscribe for or to convert any

security into shares in the Company up to an

aggregate nominal amount of GBP 1,043,323,357, GBP

77,500,000, EUR 40,000,000 and 1F4,000,000,000; b)

allot equity securities [as specified in Section 560

of the 2006 Act] up to an aggregate nominal amount of

 GBP 2,006,646,714 [such amount to be reduced by the

aggregate nominal amount of ordinary shares allotted

or rights to subscribe for or to convert any

securities into ordinary shares in the Company

granted under this Resolution 13] in connection with

an offer by way of a rights issue: i) to ordinary

shareholders in proportion [as nearly as maybe

practicable] to their existing holdings; and ii) to

holders of other equity securities [as defined in

Section 560 of the 2006 Act] as required by the

rights of those securities, or subject to such

rights, as the Directors otherwise consider

necessary, and so that the Directors may impose any

limits or restrictions and make any arrangements

which they consider necessary or appropriate to deal

with treasury shares, fractional entitlements, record

 dates, legal, regulatory or practical problems in,

or under the laws of, any territory or any other

matter, [Authority expires the earlier of the end of

the AGM of the Company to be held in 2011 or the

close of business on 30 JUN 2011]; the Company may

make offers and enter into agreements before the

authority expires which would, or might require

shares to be allotted or rights to subscribe for or

to convert any security into shares to be granted

after the authority expires and the Directors may

allot shares or grant such rights under any such

PROPOSAL #S.14: Authorize the Directors, in                        ISSUER            YES             FOR                  FOR

substitution for all existing powers, and subject to

the passing of Resolution 13, pursuant to Section 570

 of the 2006 Act to allot equity securities [as

defined in Section 560 of the 2006 Act] for cash,

pursuant to the authority granted Resolution 13

and/or where the allotment constitutes an allotment

of equity securities by virtue of Section 560(3) of

the 2006 Act, in each case free of the restriction in

 Section 561 of the 2006 Act, such power to be

limited: [a] to the allotment of equity securities in

 connection with an offer of equity securities [but

in case of an allotment pursuant to the authority

granted by Paragraph [b] of Resolution 13, such power

 shall be limited to the allotment of equity

securities in connection with an offer by way of a

rights issue only]: [i] to ordinary shareholders in

proportion [as nearly as may be practicable to their

existing holdings;] [ii] to holders of other equity

securities [as defined in Section 560 of the 2006

Act], as required by the rights of those securities

or, subject to such rights, as the Directors

otherwise consider necessary, and so that the

Directors may impose any limits or restrictions and

make any arrangements which they consider necessary

or appropriate to deal with treasury shares,

fractional entitlements, record dates, legal,

regulatory or practical problems in, or under the

laws of any territory or any other matter; and [b] to

 the allotment of equity securities, pursuant to the

authority granted by paragraph [a] of resolution 13

and/or an allotment of equity securities by virtue of

 Section 560(3) of the 2006 Act, [in each case

otherwise than in the circumstances as specified in

this resolution] up to a nominal amount of GBP

150,498,503 representing no more than 5% of the

issued ordinary share capital as at 05 MAR 2010;

compliance with that limit shall be calculated, in

the case of equity securities which are rights to

subscribe for, or to convert securities into ,

ordinary shares [as defined in Section 560 of the

2006 Act] by reference to the aggregate nominal

amount of relevant shares which may be allotted

pursuant to such rights, [Authority expires the

earlier of the end of the AGM of the Company to be

held in 2011 or the close of business on 30 JUN 2011]

 the Company may make offers and enter into

agreements before the power expires which would or

might, require equity securities to be allotted after

 the power expires and the Directors may allot equity

PROPOSAL #S.15: Authorize the Company for the                     ISSUER            YES             FOR                  FOR

purposes of Section 701 of the 2006 Act to make

market purchases [within the meaning of Section 701

of the 2006 Act] on the London Stock Exchange of up

to an aggregate of 1,203,988,028 ordinary shares of25

 p each in its capital, and may hold such shares as

treasury shares, provided that: a) the minimum price

[exclusive of expenses] which may be paid for each

ordinary share is not less than 25p; b) the maximum

price [exclusive of expenses] which may be paid for

each ordinary share shall not be more than the higher

 of [1] 105% of the average of the market values of

the ordinary shares [as derived from the Daily

official list of the London Stock Exchange] for the 5

 business days immediately preceding the date on

which the purchase is made and ii) that stipulated by

 Article 5(1) of the Buy-back and Stabilization

Regulation [EC 2273/2003); and c) [Authority expires

the earlier of the end of the AGM of the Company to

be held in 2011 or the close of business on 30 JUN

2011]; [except in relation to any purchase of shares

the contract for which was concluded before such date

 and which would or might be executed wholly or

PROPOSAL #S.16: Authorize the Directors to call                 ISSUER            YES             FOR                  FOR

general meetings [other than an AGM] on not less than

 14 clear days notice, such authority to expire at

the end of the AGM of the Company to be held in 2011

or the close of the business on 30 JUN 2011,

whichever is the earlier

PROPOSAL #S.17: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the 2006 Act, are to be treated as

provisions of the Company's Articles of Association;

and adopt the Articles of Association, as specified

as the Articles of Association of the Company in

substitution for, and to the exclusion of the

existing Articles of Association

PROPOSAL #18: Approve and adopt the rules of the                ISSUER            YES         AGAINST           AGAINST

Barclays Group SAYE Share Option Scheme, as

specified, and authorize the Directors to: a) to do

such acts and things necessary or expenditure for the

 purposes of implementing and giving effect to the

Sharesave Plan, including making any changes to the

draft rules of the Sharesave Plan in order to obtain

HM Renevue & Customs approval; and b) establish such

appendicies schedules, supplements or further schemes

 based on Sharesave Plan but modified to take

advantage of or to comply with, local tax, exchange

control or securities laws in jurisdictions outside

in UK, provided that any ordinary shares made

available under any such appendices, schedules,

supplements or further schemes are treated as

counting against the limits and overall participation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BASF SE

  TICKER:                  N/A                 CUSIP:   D06216101

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the Financial                        ISSUER             NO              N/A                  N/A

Statements of BASF SE and the BASF Group for the

financial year 2009; presentation of the Management's

 Analyses of BASF SE and the BASF Group for the

financial year 2009 including the explanatory reports

 on the data according to Section 289 (4) and Section

 315 (4) of the German Commercial Code; presentation

of the Report of the Supervisory Board

PROPOSAL #2.: Adoption of a resolution on the                     ISSUER            YES             FOR                  FOR

appropriation of profit

PROPOSAL #3.: Adoption of a resolution giving formal         ISSUER            YES             FOR                  FOR

approval to the actions of the members of the

Supervisory Board

PROPOSAL #4.: Adoption of a resolution giving formal         ISSUER            YES             FOR                  FOR

approval to the actions of the members of the Board

of Executive Directors

PROPOSAL #5.: Election of the auditor for the                     ISSUER            YES             FOR                  FOR

financial year 2010

PROPOSAL #6.: Adoption of a resolution on the change         ISSUER            YES             FOR                  FOR

of bearer shares to registered shares and appropriate

 amendment of the Statutes

PROPOSAL #7.: Approval of the transmission of                     ISSUER            YES             FOR                  FOR

information by telecommunication and appropriate

amendment of the Statutes

PROPOSAL #8.: Adoption of a resolution on the                     ISSUER            YES             FOR                  FOR

approval of the system of the remuneration of the

members of the Board of Executive Directors

PROPOSAL #9.A: Adoption of a resolution on the                   ISSUER            YES             FOR                  FOR

amendment of Article 17, Nos. 2

PROPOSAL #9.B: Adoption of a resolution on the                   ISSUER            YES             FOR                  FOR

amendment of Article 17, Nos. 3

PROPOSAL #9.C: Adoption of a resolution on the                   ISSUER            YES             FOR                  FOR

amendment of Article 18, No. 2

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAYER AG, LEVERKUSEN

  TICKER:                  N/A                 CUSIP:   D0712D163

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Submission of the confirmed financial          ISSUER            YES             FOR                  FOR

statements of Bayer AG and consolidated financial

statements of the Bayer Group, the combined

management report, the report of the Supervisory

Board as well as the explanatory report by the Board

of Management on takeover-relevant information for

the FY 2009 and the Board of Management proposal for

the distribution of the profit; resolution on the

PROPOSAL #2.: Ratification of actions of the members         ISSUER            YES             FOR                  FOR

of the Board of Management

PROPOSAL #3.: Ratification of actions of the members         ISSUER            YES             FOR                  FOR

of the Supervisory Board

PROPOSAL #4.: Approval of the compensation system for        ISSUER            YES             FOR                  FOR

 members of the Board of Management

PROPOSAL #5.: Rescission of the existing Authorized          ISSUER            YES             FOR                  FOR

Capital I, creation of a new Authorized Capital I

with the option of exclusion of subscription rights

and amendment of Section 4 Paragraph 2 of the

Articles of Incorporation [capital stock]

PROPOSAL #6.: Rescission of the existing Authorized          ISSUER            YES             FOR                  FOR

Capital II, creation of a new Authorized Capital II

with the option of exclusion of the subscription

rights and amendment of Section 4 Paragraph 3 of the

Articles of Incorporation [capital stock]

PROPOSAL #7.: Authority to issue bonds with warrants,        ISSUER            YES             FOR                  FOR

 convertible bonds, profit sharing rights or profit

participation bonds [or a combination of these

instruments] and to exclude subscription rights,

creation of a new conditional capital through the

rescission of the existing conditional capital and

amendment of the Articles of Incorporation

PROPOSAL #8.: Authorization for the acquisition and          ISSUER            YES             FOR                  FOR

use of treasury shares with the possible exclusion of

 subscription rights and any other tender rights

PROPOSAL #9.: Adjustments to the Articles of                       ISSUER            YES             FOR                  FOR

Incorporation in Section 14, 15 and 16 concerning the

 Act Implementing the Stockholder Rights Directive

[ARUG]

PROPOSAL #10.: Appointment of the Auditor for the              ISSUER            YES             FOR                  FOR

audit of the financial statements and the audit

review of the half-year financial report

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAYERISCHE MOTORENWERKE AG BMW, MUENCHEN

  TICKER:                  N/A                 CUSIP:   D12096109

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and annual report, and the report

pursuant to Sections 289[4] and 315[4] of the German

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 197,185,418.64 as

follows: payment of a dividend of EUR 0.30 per

ordinary share Payment of a dividend of EUR 0.32 per

preference share Ex-dividend and payable date: 19 MAY

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES         AGAINST           AGAINST

FY: KPMG AG, Berlin

PROPOSAL #6.: Election of Henning Kagermann to the            ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] Section 17 shall

 be amended to reflect the permissibility of absentee

 voting and the facilitation of proxy voting

PROPOSAL #8.: Approval of the compensation system for        ISSUER            YES             FOR                  FOR

 the Board of Managing Directors, to be explained in

detail at the shareholders meeting

PROPOSAL #9.: Resolution on the update of the profit         ISSUER            YES             FOR                  FOR

transfer agreements with the Companys subsidiaries

Bavaria Wirtschaftsagentur GmbH, BMW Anlagen

Verwaltungs GmbH, BMW Bank GmbH, BMW Fahrzeugtechnik

GmbH, BMW Forschung und Technik GmbH, BMW INTEC Be

teiligungs GmbH, BMW Leasing GmbH, BMW M GmbH

Gesellschaft fuer individuelle Automobile, and BMW

Verwaltungs GmbH

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BCE INC

  TICKER:                  N/A                 CUSIP:   05534B760

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of B. K. Allen as a Director,        ISSUER            YES             FOR                  FOR

 who will serve until the end of the next AGM

PROPOSAL #1.2: Election of A. Berard as a Director,          ISSUER            YES             FOR                  FOR

who will serve until the end of the next AGM

PROPOSAL #1.3: Election of R. A. Brenneman as a                 ISSUER            YES             FOR                  FOR

Director, who will serve until the end of the next AGM

PROPOSAL #1.4: Election of S. Brochu as a Director,          ISSUER            YES             FOR                  FOR

who will serve until the end of the next AGM

PROPOSAL #1.5: Election of R. E. Brown as a Director,        ISSUER            YES             FOR                  FOR

 who will serve until the end of the next AGM

PROPOSAL #1.6: Election of G. A. Cope as a Director,         ISSUER            YES             FOR                  FOR

who will serve until the end of the next AGM

PROPOSAL #1.7: Election of A. S. Fell as a Director,         ISSUER            YES             FOR                  FOR

who will serve until the end of the next AGM

PROPOSAL #1.8: Election of D. Soble Kaufman as a                ISSUER            YES             FOR                  FOR

Director, who will serve until the end of the next AGM

PROPOSAL #1.9: Election of B. M. Levitt as a                       ISSUER            YES             FOR                  FOR

Director, who will serve until the end of the next AGM

PROPOSAL #1.10: Election of E. C. Lumley as a                     ISSUER            YES             FOR                  FOR

Director, who will serve until the end of the next AGM

PROPOSAL #1.11: Election of T. C. O'Neill as a                   ISSUER            YES             FOR                  FOR

Director, who will serve until the end of the next AGM

PROPOSAL #1.12: Election of P. R. Weiss as a                       ISSUER            YES             FOR                  FOR

Director, who will serve until the end of the next AGM

PROPOSAL #2.: Appointment of Deloitte & Touche LLP as        ISSUER            YES             FOR                  FOR

 the Auditors, who will serve until the end of the

next AGM

PROPOSAL #3.: Approve to resolve, on an advisory                ISSUER            YES             FOR                  FOR

basis and not to diminish the role and

responsibilities of the Board of Directors, the

shareholders accept the approach to executive

compensation disclosed in the 2010 management proxy

circular dated 11 MAR 2010 delivered in advance of

the 2010 AGM of shareholders of BCE

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEACH PETROLEUM LTD, ADELAIDE SA

  TICKER:                  N/A                 CUSIP:   Q13921103

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Robert Michael Kennedy as         ISSUER            YES             FOR                  FOR

a Director of Beach, who retires by rotation pursuant

 to the Constitution of Beach

PROPOSAL #3.: Re-elect Mr. Glenn Stuart Davis as a            ISSUER            YES             FOR                  FOR

Director of Beach, who retires by rotation pursuant

to the Constitution of Beach

PROPOSAL #S.4: Approve to change the name of the                ISSUER            YES             FOR                  FOR

Company to Beach Energy Limited

PROPOSAL #5.: Approve, the issue of securities in              ISSUER            YES             FOR                  FOR

Beach to participants under Beach's Employee

Incentive Plan the principal terms of which are as

specified, for all purposes including for the purpose

 of Listing Rule 7.2 Exception 9 [as an exception to

Listing Rule 7.1] during the 3 year period commencing

PROPOSAL #6.: Approve, the issue of securities in              ISSUER            YES             FOR                  FOR

Beach to participants under Beach's Executive Long

Term Incentive Plan, the principal terms of which are

 as specified, for all the purposes including for the

 purpose of Listing Rule 7.2 Exception 9 [as an

exception to Listing Rule 7.1] during the 3 year

period commencing on 26 NOV 2009

PROPOSAL #S.7: Approve, that Clause 6.4 of Beach's            ISSUER            YES             FOR                  FOR

Constitution is reinstated in the Constitution for a

further 3 years after the date of this AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BED BATH & BEYOND INC.

  TICKER:                  BBBY               CUSIP:   075896100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: WARREN EISENBERG         ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: LEONARD FEINSTEIN        ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: STEVEN H. TEMARES        ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: DEAN S. ADLER               ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: STANLEY F. BARSHAY      ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: KLAUS EPPLER                ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: PATRICK R. GASTON        ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: JORDAN HELLER               ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: VICTORIA A.                 ISSUER            YES             FOR                  FOR

MORRISON

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF KPMG        ISSUER            YES             FOR                  FOR

 LLP

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEMIS COMPANY, INC.

  TICKER:                  BMS                 CUSIP:   081437105

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JEFFREY H. CURLER                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROGER D. O'SHAUGHNESSY                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID S. HAFFNER                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HOLLY A. VAN DEURSEN                           ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF                          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP, AS OUR INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM.

PROPOSAL #03: TO VOTE UPON A PROPOSAL SUBMITTED BY A    SHAREHOLDER        YES         AGAINST               FOR

SHAREHOLDER, IF PROPERLY PRESENTED AT THE MEETING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BENPRES HLDGS CORP

  TICKER:                  N/A                 CUSIP:   Y07949103

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Call to order                                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the proof the service of notice         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the certification of quorum                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the minutes of 11 JUN 2009 of            ISSUER            YES             FOR                  FOR

the annual stockholders meeting

PROPOSAL #5: Receive the report of the President                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the Audited financial statements        ISSUER            YES             FOR                  FOR

PROPOSAL #7: Ratify the acts of the Board and the              ISSUER            YES             FOR                  FOR

Management

PROPOSAL #8.1: Election of Oscar M. Lopez as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.2: Election of Manuel M.Lopez as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.3: Election of Eugenio Lopez III as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.4: Election of Felipe B. Alfonso as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.5: Election of Salvador G. Tirona as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.6: Election of Washington Sycip as an              ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #8.7: Election of Cesar E.A.Virata as an              ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #9: Appointment of an External Auditor                  ISSUER            YES             FOR                  FOR

PROPOSAL #10: Amend the Articles of Incorporation              ISSUER            YES             FOR                  FOR

changing corporate name to Lopez Holding Corporation

PROPOSAL #11: Other business                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #12: Adjournment                                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BERKELEY GROUP HLDGS PLC

  TICKER:                  N/A                 CUSIP:   G1191G120

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts for the YE 30 APR         ISSUER            YES         AGAINST           AGAINST

2009, together with the reports of the Directors and

the Auditors thereon

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FYE 30 APR 2009

PROPOSAL #3.: Re-elect Tony Pidgley as an Executive          ISSUER            YES             FOR                  FOR

Director on his retirement by rotation

PROPOSAL #4.: Re-elect Tony Carey as an Executive              ISSUER            YES             FOR                  FOR

Director on his retirement by rotation

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditors of the Company until the conclusion

of the next general meeting of the Company at which

accounts are laid

PROPOSAL #6.: Authorize the Directors to agree the            ISSUER            YES         AGAINST           AGAINST

Auditors' remuneration

PROPOSAL #S.7: Adopt the existing Articles of                     ISSUER            YES             FOR                  FOR

Association of the Company produced to the Meeting

and initialed by the Chairman for the purpose of

identification in substitution for, and to the

exclusion of the existing Articles of Association;

the existing authorized but unissued B shares in the

Company be and hereby redesignated as Ordinary shares

 of 5p each, the authorized share capital of the

Company be GBP 46,250,000 divided into 925,000,000

Ordinary shares of 5 pence each; and amend with

effect from 00.01 a.m on 01 OCT 2009, all the

provisions of the Company's Memorandum of Association

 which by virtue of Section 28 of the Companies Act

2006, would be treated as provisions of the Company's

 Articles of Association with effect from such time

be and they are hereby deleted

PROPOSAL #8.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 80 of the Companies Act 1985 [the

Act], to allot relevant securities [Section 80[2] of

the Act] up to an aggregate nominal amount of GBP

2,178,809 representing 33.3% of the total issued

share capital of the Company as at 11 AUG 2009 and

comprising equity securities [Section 94 of the Act]

up to an aggregate nominal amount of GBP 4,357,618 in

 connection with and or pursuant to an offer or

invitation by way of a rights issue in favor of

holders of ordinary shares in proportion to the

respective number of Ordinary shares held by them on

the record date for such allotment, but subject to

such exclusions or arrangements as the Directors may

consider necessary or appropriate to deal with

fractional entitlements, treasury shares, record

dates, or legal regulatory or practical difficulties

which may arise under the laws of or the requirements

 of any regulatory body or stock exchange in any

territory or any other matter whatsoever; [Authority

expires the earlier of the conclusion of the AGM of

the Company to be held in 2010 or 08 SEP 2010]; and

the Directors may allot relevant securities after the

 expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry;

pursuant to Section 80 [other than the authority

given to the Directors by resolution 2 of the EGM of

The Berkeley Group Plc held on 17 SEP 2004 and taking

PROPOSAL #9.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 80 of the Companies Act 1985, to

allot relevant securities [Section 80[2] of the said

Act] up to an aggregate nominal amount of GBP 666,293

 as required for the purpose of satisfying awards

made under The Berkeley Group Holdings Plc 2004[b]

Long Term Incentive Plan and Part A of the Berkeley

Group Holdings Plc 2009 Long Term Incentive Plan;

[Authority expires at the conclusion of 5 years]; and

 the Directors may allot relevant securities after

the expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry; this

authority shall be concurrent with and shall not

increase the number of relevant securities that may

be allotted pursuant to the authority given by way of

 the EGM of The Berkeley Group plc held on 17 SEP

2004 and taking effect on 25 OCT 2004

PROPOSAL #S.10: Authorize the Directors, [pursuant to        ISSUER            YES             FOR                  FOR

 Section 95 of the Companies Act 1985], to allot

equity securities [Section 94[2] of the said Act]

and/or to sell relevant shares [Section 94[5] of the

said Act] out of treasury for cash, disapplying the

statutory pre-emption rights [Section 89[1]], did not

 apply to such allotment or sale in connection with

the Section 80 authority referred to in Resolution 8

above : i] pursuant to an offer to holder of equity

securities in the capital of the Company in

proportion [as nearly as practicable] to their

existing holdings of equity securities but subject to

 such exclusions or other arrangements in relation to

 fractional entitlements or legal or practical

problems under the laws of any territory, or

requirements of a regulatory body; ii] up to an

aggregate nominal amount of GBP 327,149; but so that

the Company, pursuant to the power granted by that

resolution, may enter into a contract to allot equity

 securities which would or might be completed wholly

PROPOSAL #S.11: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

Section 95 of the Companies Act 1985, to allot equity

 securities [Section 94[2] of the said Act] or to

sell relevant shares [Section 94[5] of the said Act]

out of treasury for cash, as if Section 89[1] of the

said Act did not apply to such allotment or sale in

connection with the Section 80 authority referred to

in resolution 9 above

PROPOSAL #S.12: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 166 of the Companies Act 1985, to

make 1 or more market purchases [Section 163[3] of

the said Act] of Ordinary Shares being a total of

13,085,943, at a minimum price of 5 pence in each

case [exclusive of expenses] and up to 105% of the

average middle market quotations for an Ordinary

Share as derived from the London Stock Exchange Daily

 Official List, over the previous 5 business days;

[Authority expires the earlier of the conclusion of

the AGM of the Company to be held in 2010 or 08 SEP

2010]; and the Company, before the expiry, may make a

 contract to purchase Ordinary shares and may make a

purchase of Ordinary shares, pursuant to any such

contract which purchase or contract would or might be

 executed wholly or partly after the expiration of

such authority and for the purpose of this resolution

 Ordinary Shares means the ordinary shares of 5 pence

 each in the capital of the Company

PROPOSAL #13.: Authorize the Company, pursuant to              ISSUER            YES             FOR                  FOR

Section 366 of the Companies Act 2006 and any Company

 which is a subsidiary of the Company during the

period to this resolution relates i] to make

donations to EU political organizations not exceeding

 GBP 50,000; and ii] incur EU political expenditure

not exceeding GBP 50,000 provided such donations

and/or expenditure does not in aggregate exceed GBP

50,000 during the period to which this resolution

relates; and [Authority expires at the conclusion of

the AGM of the Company in 2010]; for the purposes of

this resolution donation, political organizations,

and political expenditure are to be construed in

accordance with part 14 of the Companies Act 2006

PROPOSAL #S.14: Approve that EGM may be called by              ISSUER            YES             FOR                  FOR

notice of not less than 14 clear days

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BERKSHIRE HATHAWAY INC.

  TICKER:                  BRKB               CUSIP:   084670207

  MEETING DATE:      1/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE AN AMENDMENT TO THE                       ISSUER            YES             FOR                  FOR

CORPORATION'S EXISTING RESTATED CERTIFICATE OF

INCORPORATION, AS AMENDED (THE CURRENT CERTIFICATE),

TO EFFECT A 50-FOR-1 STOCK SPLIT OF THE CORPORATION'S

 CLASS B COMMON STOCK, WHILE MAINTAINING CURRENT

ECONOMIC AND VOTING RELATIONSHIP BETWEEN

CORPORATION'S CLASS B COMMON STOCK AND THE

CORPORATION'S CLASS A COMMON STOCK.

PROPOSAL #02: TO APPROVE AN AMENDMENT TO THE CURRENT         ISSUER            YES             FOR                  FOR

CERTIFICATE TO CLARIFY THAT THE CLASS B COMMON STOCK

MAY BE SPLIT IN THE PROPOSED 50-FOR-1 SPLIT WITHOUT

SPLITTING THE CLASS A COMMON STOCK.

PROPOSAL #03: TO APPROVE AN AMENDMENT TO THE CURRENT         ISSUER            YES             FOR                  FOR

CERTIFICATE TO CHANGE THE PAR VALUE OF EACH SHARE OF

CLASS B COMMON STOCK IN CONNECTION WITH THE PROPOSED

50-FOR-1 SPLIT, TO $0.0033 FROM THE CURRENT PAR VALUE

 OF $0.1667 PER SHARE OF CLASS B COMMON STOCK.

PROPOSAL #04: TO APPROVE AN AMENDMENT TO THE CURRENT         ISSUER            YES             FOR                  FOR

CERTIFICATE TO INCREASE THE NUMBER OF SHARES OF CLASS

 B COMMON STOCK AND THE TOTAL NUMBER OF SHARES OF ALL

 CLASSES OF STOCK THAT THE CORPORATION IS AUTHORIZED

TO ISSUE.

PROPOSAL #05: TO APPROVE AN AMENDMENT TO THE CURRENT         ISSUER            YES             FOR                  FOR

CERTIFICATE TO REMOVE THE REQUIREMENT TO ISSUE

PHYSICAL STOCK CERTIFICATES FOR SHARES.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BERKSHIRE HATHAWAY INC.

  TICKER:                  BRKB               CUSIP:   084670702

  MEETING DATE:      5/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: WARREN E. BUFFETT                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES T. MUNGER                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HOWARD G. BUFFETT                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEPHEN B. BURKE                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SUSAN L. DECKER                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM H. GATES III                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID S. GOTTESMAN                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLOTTE GUYMAN                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DONALD R. KEOUGH                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THOMAS S. MURPHY                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RONALD L. OLSON                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WALTER SCOTT, JR.                                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEZEQ ISRAEL TELECOM LTD

  TICKER:                  N/A                 CUSIP:   M2012Q100

  MEETING DATE:      2/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Elect M. Keret as an External Director          ISSUER            YES             FOR                  FOR

for a statutory 3 year period

PROPOSAL #2: Approve the following terms of office,          ISSUER            YES             FOR                  FOR

pursuant to M. Keret being elected: a payment to Mr.

Keret of an annual remuneration and meeting

attendance fees in the maximum amount permitted by

law; b  an issue to him of an indemnity undertaking

in the same text as approved by general meeting for

the other Directors and limited in the aggregate to

25% of the shareholders' equity

PROPOSAL #3: Amend the Articles as follows: a                    ISSUER            YES             FOR                  FOR

provisions for co-option of Directors up to the

maximum permitted by the Articles and provision

permitting the Board to continue if a place is

vacated; and b  providing for up to 3 instead of 4

classified Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL A

  TICKER:                  N/A                 CUSIP:   M2012Q100

  MEETING DATE:      9/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the distribution of a cash                ISSUER            YES             FOR                  FOR

dividend between the shareholders in a total amount

of ILS 1,149 million; record date: 22 SEP 2009; ex-

date: 23 SEP 2009 and payment date: 05 OCT 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL A

  TICKER:                  N/A                 CUSIP:   M2012Q100

  MEETING DATE:      3/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to the completion of          ISSUER            YES             FOR                  FOR

transfer of control of the Company from AP.SB.AR.

Holdings Ltd to 012 Smile Communication Ltd, the

conversion of the existing D&O insurance cover to a

Run Off policy for a period of 7 years; the amount of

 the cover will be reduced and will not exceed USD 50

 million plus USD 10 million legal costs and the

premium will not exceed USD 380,500

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL A

  TICKER:                  N/A                 CUSIP:   M2012Q100

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the distribution of cash                     ISSUER            YES             FOR                  FOR

dividend in the amount of NIS 2,453,000; Record date

15 APR 2010, Ex date 18 APR 2010, Payment Date 03 MAY

PROPOSAL #2: Approve the bonus for the Chairman in            ISSUER            YES             FOR                  FOR

the amount of NIS 3,444,880

PROPOSAL #3: Approve the bonus in the amount of NIS          ISSUER            YES             FOR                  FOR

90,000 for the Security Manager who holds office as a

 Director on behalf of the employees

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL A

  TICKER:                  N/A                 CUSIP:   M2012Q100

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Financial Statements and              ISSUER            YES             FOR                  FOR

Directors report for the year 2009

PROPOSAL #2: Re-appoint Accountant Auditors until the        ISSUER            YES             FOR                  FOR

 next AGM and authorize the Board to fix their fees

PROPOSAL #3.1: Re-appoint Or Elovitch as a                          ISSUER            YES             FOR                  FOR

officiating Directors, the external Directors

continue in the office by provision of law

PROPOSAL #3.2: Re-appoint Orna Elovitch-Peled as a            ISSUER            YES             FOR                  FOR

officiating Directors, the external Directors

continue in the office by provision of law

PROPOSAL #3.3: Re-appoint Arieh Saban as a                          ISSUER            YES             FOR                  FOR

officiating Directors, the external Directors

continue in the office by provision of law

PROPOSAL #3.4: Re-appoint Eldad Ben-Moshe as a                   ISSUER            YES             FOR                  FOR

officiating Directors, the external Directors

continue in the office by provision of law

PROPOSAL #3.5: Re-appoint Eli Holzman as a                          ISSUER            YES         AGAINST           AGAINST

officiating Directors, the external Directors

continue in the office by provision of law

PROPOSAL #3.6: Re-appoint Yehuda Porat as a employee         ISSUER            YES             FOR                  FOR

representative , the external Directors continue in

the office by provision of law

PROPOSAL #3.7: Re-appoint Amikam Shorer as a                       ISSUER            YES         AGAINST           AGAINST

officiating Director, the external Directors continue

 in the office by provision of law

PROPOSAL #3.8: Re-appoint Felix Cohen as a                          ISSUER            YES             FOR                  FOR

officiating Directors, the external Directors

continue in the office by provision of law

PROPOSAL #3.9: Re-appoint Rami Numkin as a employee          ISSUER            YES             FOR                  FOR

representative , the external Directors continue in

the office by provision of law

PROPOSAL #3.10: Re-appoint Shaul Elovitch as a                   ISSUER            YES             FOR                  FOR

officiating Director, the external Directors continue

 in the office by provision of law

PROPOSAL #3.11: Re-appoint Shlomo Rudov as a                       ISSUER            YES             FOR                  FOR

officiating Director, the external Directors continue

 in the office by provision of law

PROPOSAL #4: Approve a debt settlement between the            ISSUER            YES             FOR                  FOR

Company and between DBS Satellite Services Ltd., a

Company connected with the present controlling

shareholder of Bezeq, relating to the balance

amounting to NIS 31.5 million owed by DBS to the

Company in respect of communication services, in

accordance with which DBS will pay the balance plus

Value Added Tax to the Company by 36 monthly

installments of NIS 875,000 each plus interest 1.5%

above prime interest

PROPOSAL #5: Approve an employment termination                   ISSUER            YES             FOR                  FOR

agreement with the outgoing Chief Executive Officer,

Yaakov Gelbard whereby he will receive NIS 9 million

with a mutual waiver of all claims

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL A

  TICKER:                  N/A                 CUSIP:   M2012Q100

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the management and consultancy         ISSUER            YES             FOR                  FOR

agreement with Eurocom Investments Ltd. for the

receipt by the Company of services in consideration

for ILS 1.2 million a year, the agreement will be for

 a period of 3 years unless previously cancelled by

either party giving 3 months notice, the controlling

shareholder of the Company is also the controlling

shareholder of the Eurocom

PROPOSAL #2.: Approve the issue of an indemnity                 ISSUER            YES             FOR                  FOR

undertaking to the new Directors of the Company, or

Elovitch, Ora Eloveitch-Peled and Shaul Elovitch, who

 are owners of control, as well as the other new

Directors, limited in the aggregate to 25% of the

shareholders equity

PROPOSAL #3.: Approve the agreement with Eurocom                ISSUER            YES             FOR                  FOR

relating to the purchase of Nokia products and the

grant of maintenance services to such products

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BHP BILLITON LTD, MELBOURNE VIC

  TICKER:                  N/A                 CUSIP:   Q1498M100

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the 2009 Financial                        ISSUER            YES             FOR                  FOR

Statements and Reports for BHP Billiton Limited and

BHP Billiton Plc

PROPOSAL #2.: To re-elect Mr. Carlos Cordeiro as a            ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #3.: To re-elect Mr. David Crawford as a              ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #4.: To re-elect The Hon E Gail de Planque          ISSUER            YES             FOR                  FOR

as a Director of BHP Billiton Limited and BHP

PROPOSAL #5.: To re-elect Mr. Marius Kloppers as a            ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #6.: To re-elect Mr. Don Argus as a Director        ISSUER            YES             FOR                  FOR

 of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #7.: To re-elect Mr. Wayne Murdy as a                   ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditor of BHP Billiton Plc

PROPOSAL #9.: To renew the general authority to issue        ISSUER            YES             FOR                  FOR

 shares in BHP Billiton Plc

PROPOSAL #10.: To renew the disapplication of pre-             ISSUER            YES             FOR                  FOR

emption rights in BHP Billiton Plc

PROPOSAL #11.: To approve the repurchase of shares in        ISSUER            YES             FOR                  FOR

 BHP Billiton Plc

PROPOSAL #12.i: To approve the cancellation of shares        ISSUER            YES             FOR                  FOR

 in BHP Billiton Plc held by BHP Billiton Limited on

30 April 2010

PROPOSAL #12.ii: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 17 June 2010

PROPOSAL #12iii: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 15 September 2010

PROPOSAL #12.iv: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 11 November 2010

PROPOSAL #13.: To approve the 2009 Remuneration Report      ISSUER            YES             FOR                  FOR

PROPOSAL #14.: To approve the grant of awards to Mr.         ISSUER            YES             FOR                  FOR

Marius Kloppers under the GIS and the LTIP

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BHP BILLITON PLC

  TICKER:                  N/A                 CUSIP:   G10877101

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the 2009 Financial                        ISSUER            YES             FOR                  FOR

Statements and Reports for BHP Billiton Limited and

BHP Billiton Plc

PROPOSAL #2.: To re-elect Mr. Carlos Cordeiro as a            ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #3.: To re-elect Mr. David Crawford as a              ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #4.: To re-elect The Hon E Gail de Planque          ISSUER            YES             FOR                  FOR

as a Director of BHP Billiton Limited and BHP

PROPOSAL #5.: To re-elect Mr. Marius Kloppers as a            ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #6.: To re-elect Mr. Don Argus as a Director        ISSUER            YES             FOR                  FOR

 of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #7.: To re-elect Mr. Wayne Murdy as a                   ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditor of BHP Billiton Plc

PROPOSAL #9.: To renew the general authority to issue        ISSUER            YES             FOR                  FOR

 shares in BHP Billiton Plc

PROPOSAL #10.: To renew the disapplication of pre-             ISSUER            YES             FOR                  FOR

emption rights in BHP Billiton Plc

PROPOSAL #11.: To approve the repurchase of shares in        ISSUER            YES             FOR                  FOR

 BHP Billiton Plc

PROPOSAL #12.i: To approve the cancellation of shares        ISSUER            YES             FOR                  FOR

 in BHP Billiton Plc held by BHP Billiton Limited on

30 April 2010

PROPOSAL #12.ii: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 17 June 2010

PROPOSAL #12iii: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 15 September 2010

PROPOSAL #12.iv: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 11 November 2010

PROPOSAL #13.: To approve the 2009 Remuneration Report      ISSUER            YES             FOR                  FOR

PROPOSAL #14.: To approve the grant of awards to Mr.         ISSUER            YES             FOR                  FOR

Marius Kloppers under the GIS and the LTIP

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIC(SOCIETE), CLICHY

  TICKER:                  N/A                 CUSIP:   F10080103

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company accounts for the              ISSUER            YES             FOR                  FOR

year 2009

PROPOSAL #2: Approve the consolidated accounts for            ISSUER            YES             FOR                  FOR

the year 2009

PROPOSAL #3: Approve the allocation of the result              ISSUER            YES             FOR                  FOR

setting of the dividend

PROPOSAL #4: Approve the regulated agreements                      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the setting of the amount of              ISSUER            YES             FOR                  FOR

Director's fees

PROPOSAL #6: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

operate on Company shares

PROPOSAL #7: Approve the renewal of the Director's            ISSUER            YES             FOR                  FOR

mandate held by M. Bruno Bich

PROPOSAL #8: Approve the renewal of the Director's            ISSUER            YES             FOR                  FOR

mandate held by M. Mario Guevara

PROPOSAL #9: Approve renewal of the Director's                   ISSUER            YES             FOR                  FOR

mandate held by M. Gilles Pelisson

PROPOSAL #10: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

reduce capital stock by cancelling shares purchased

in accordance with Article L. 225-209 of the Code DU

Commerce Commercial Code

PROPOSAL #11: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

increase capital stock by issuing new ordinary shares

 and/or tangible assets granting access to capital

stock, maintaining the shareholders' preferential

subscription right

PROPOSAL #12: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

increase the initial issue amount in the event of

issue decided pursuant to Resolution 11

PROPOSAL #13: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

decide on one or more increases in capital stock by

incorporating reserves, profits or premia or other

sums whose capitalisation is permitted

PROPOSAL #14: Authorize the Board of Directors to go         ISSUER            YES             FOR                  FOR

ahead with one or more increases in capital stock

reserved for employees

PROPOSAL #15: Approve the removal of the preferential        ISSUER            YES             FOR                  FOR

 subscription right as part of one of the increases

in capital stock reserved for the employees specified

 in the previous resolution

PROPOSAL #16: Approve authorization to be granted to         ISSUER            YES             FOR                  FOR

the Board of Directors to go ahead with the

allocation of shares, free of charge

PROPOSAL #17: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

grant Company share purchase and/or subscription

options to employees and Directors of the Company and

 its subsidiaries

PROPOSAL #18: Approve the powers for formalities                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIM BIRLESIK MAGAZALAR A S JT STK CO

  TICKER:                  N/A                 CUSIP:   M2014F102

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the opening, forming the                     ISSUER             NO              N/A                  N/A

Presidency of the Board and authorizing the Board

Members to sign the minutes of meeting

PROPOSAL #2: Approve the examination and discussion          ISSUER             NO              N/A                  N/A

of the reports of Board members, Auditors and the

Independent Audit Firm

PROPOSAL #3: Approve the balance sheet and income              ISSUER             NO              N/A                  N/A

statements

PROPOSAL #4: Approve to take a decision for dividend         ISSUER             NO              N/A                  N/A

distribution

PROPOSAL #5: Approve the bonus issue and amend Item 6        ISSUER             NO              N/A                  N/A

 of Articles of Association

PROPOSAL #6: Approve the release of Board Members and        ISSUER             NO              N/A                  N/A

 Auditors

PROPOSAL #7: Election of Board Members and approve to        ISSUER             NO              N/A                  N/A

 determine their attendance fees

PROPOSAL #8: Election of two Auditors and approve to         ISSUER             NO              N/A                  N/A

determine their wages

PROPOSAL #9: Approve the permitting of the Board                ISSUER             NO              N/A                  N/A

Members as per Items 334 and 335 of TCC

PROPOSAL #10: Approve to inform shareholders about            ISSUER             NO              N/A                  N/A

donations

PROPOSAL #11: Approve to inform shareholders about            ISSUER             NO              N/A                  N/A

given collaterals, mortgages, pawns and pledges to

the third parties

PROPOSAL #12: Approve the Independent Audit Firm                ISSUER             NO              N/A                  N/A

PROPOSAL #13: Wishes                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIOGEN IDEC INC.

  TICKER:                  BIIB               CUSIP:   09062X103

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: NANCY L. LEAMING         ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: BRIAN S. POSNER           ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: ERIC K. ROWINSKY         ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: STEPHEN A. SHERWIN      ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE SELECTION OF                              ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS BIOGEN IDEC'S

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE

 FISCAL YEAR ENDING DECEMBER 31, 2010.

PROPOSAL #03: TO APPROVE AN AMENDMENT TO THE BIOGEN          ISSUER            YES             FOR                  FOR

IDEC INC. 2006 NON-EMPLOYEE DIRECTORS EQUITY PLAN TO

INCREASE THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE

FROM 850,000 SHARES TO 1,600,000 SHARES.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BLACK BOX CORPORATION

  TICKER:                  BBOX               CUSIP:   091826107

  MEETING DATE:      8/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: WILLIAM F. ANDREWS                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R. TERRY BLAKEMORE                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD L. CROUCH                                ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: THOMAS W. GOLONSKI                              ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: THOMAS G. GREIG                                    ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: EDWARD A. NICHOLSON PHD                      ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF BDO         ISSUER            YES             FOR                  FOR

SEIDMAN, LLP AS THE INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR

ENDING MARCH 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BLOCKBUSTER INC.

  TICKER:                  BBIB               CUSIP:   093679207

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: EDWARD BLEIER                                       ISSUER             NO              N/A                  N/A

ELECTION OF DIRECTOR: KATHLEEN DORE                                       ISSUER             NO              N/A                  N/A

ELECTION OF DIRECTOR: GARY J. FERNANDES                                ISSUER             NO              N/A                  N/A

ELECTION OF DIRECTOR: JOSEPH FITZSIMMONS                              ISSUER             NO              N/A                  N/A

ELECTION OF DIRECTOR: JULES HAIMOVITZ                                    ISSUER             NO              N/A                  N/A

ELECTION OF DIRECTOR: JAMES W. KEYES                                     ISSUER             NO              N/A                  N/A

ELECTION OF DIRECTOR: STRAUSS ZELNICK                                    ISSUER             NO              N/A                  N/A

PROPOSAL #02: APPROVAL OF THE FOLLOWING ADVISORY                ISSUER             NO              N/A                  N/A

(NON-BINDING) RESOLUTION: RESOLVED, THAT THE

STOCKHOLDERS HEREBY RATIFY THE COMPENSATION OF THE

NAMED EXECUTIVE OFFICERS SET FORTH IN THE SUMMARY

COMPENSATION TABLE AND THE ACCOMPANYING NARRATIVE

DISCLOSURE IN THE PROXY STATEMENT OF MATERIAL FACTORS

 PROVIDED TO UNDERSTAND THE SUMMARY COMPENSATION

PROPOSAL #03: RATIFICATION OF THE APPOINTMENT OF                ISSUER             NO              N/A                  N/A

PRICEWATERHOUSECOOPERS LLP TO SERVE AS BLOCKBUSTER

INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FOR FISCAL 2010.

PROPOSAL #04: AMENDMENT TO SECOND AMENDED AND                     ISSUER             NO              N/A                  N/A

RESTATED CERTIFICATE OF INCORPORATION, (CURRENT

CHARTER), TO A) EFFECT CONVERSION OF EACH OUTSTANDING

 SHARE OF CLASS B COMMON STOCK INTO ONE SHARE OF

CLASS A COMMON STOCK, B) RENAME CLASS A COMMON STOCK

AS COMMON STOCK, C) ELIMINATE PROVISIONS RELATING

CLASS B COMMON STOCK & DUAL CLASS COMMON STOCK

STRUCTURE (CONVERSION AMENDMENT).

PROPOSAL #05: AMENDMENT TO THE CURRENT CHARTER TO              ISSUER             NO              N/A                  N/A

EFFECT A REVERSE STOCK SPLIT OF ISSUED AND

OUTSTANDING COMMON STOCK, IF THE CONVERSION AMENDMENT

 IS APPROVED, OR ISSUED AND OUTSTANDING CLASS A

COMMON STOCK AND CLASS B COMMON STOCK, IF THE

CONVERSION AMENDMENT IS NOT APPROVED, AT AN EXCHANGE

RATIO THAT WILL BE WITHIN A RANGE OF 1-FOR-15 AND 1-

FOR-25 AND THAT WILL BE DETERMINED BY BOARD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BLOCKBUSTER INC.

  TICKER:                  BBIB               CUSIP:   093679207

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: GREGORY S. MEYER                              SHAREHOLDER        YES             FOR                  FOR

ELECTION OF DIRECTOR: MGT NOM E. BLEIER                            SHAREHOLDER        YES             FOR                  FOR

ELECTION OF DIRECTOR: MGT NOM K. DORE                               SHAREHOLDER        YES             FOR                  FOR

ELECTION OF DIRECTOR: MGT NOM J. FITZSIMMONS                   SHAREHOLDER        YES             FOR                  FOR

ELECTION OF DIRECTOR: MGT NOM J. HAIMOVITZ                       SHAREHOLDER        YES             FOR                  FOR

ELECTION OF DIRECTOR: MGT NOM J. W. KEYES                        SHAREHOLDER        YES             FOR                  FOR

ELECTION OF DIRECTOR: MGT NOM S. ZELNICK                          SHAREHOLDER        YES        WITHHOLD           AGAINST

PROPOSAL #02: APPROVAL OF THE FOLLOWING ADVISORY           SHAREHOLDER        YES             FOR                  FOR

(NON-BINDING) RESOLUTION: RESOLVED, THAT THE

STOCKHOLDERS HEREBY RATIFY THE COMPENSATION OF THE

NAMED EXECUTIVE OFFICERS SET FORTH IN THE SUMMARY

COMPENSATION TABLE AND THE ACCOMPANYING NARRATIVE

DISCLOSURE IN THIS PROXY STATEMENT OF MATERIAL

FACTORS PROVIDED TO UNDERSTAND THE SUMMARY

PROPOSAL #03: RATIFICATION OF THE APPOINTMENT OF           SHAREHOLDER        YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM OF BLOCKBUSTER INC. FOR THE

FISCAL YEAR 2010.

PROPOSAL #04: APPROVAL OF AN AMENDMENT TO                        SHAREHOLDER        YES             FOR                  FOR

BLOCKBUSTER'S SECOND AMENDED AND RESTATED CERTIFICATE

 OF INCORPORATION, AS AMENDED (THE CURRENT CHARTER),

TO (A) EFFECT CONVERSION OF EACH OUTSTANDING SHARE OF

 CLASS B COMMON STOCK INTO ONE SHARE OF CLASS A

COMMON STOCK, (B) RENAME THE CLASS A COMMON STOCK AS

COMMON STOCK, AND (C) ELIMINATE PROVISIONS RELATING

TO THE CLASS B COMMON STOCK AND BLOCKBUSTER'S DUAL

CLASS COMMON STOCK STRUCTURE (COLLECTIVELY, THE

CONVERSION AMENDMENT).

PROPOSAL #05: APPROVAL OF AN AMENDMENT TO THE CURRENT   SHAREHOLDER        YES             FOR                  FOR

 CHARTER TO EFFECT A REVERSE STOCK SPLIT OF

BLOCKBUSTER'S ISSUED AND OUTSTANDING COMMON STOCK, IF

 THE CONVERSION AMENDMENT IS APPROVED, OR

BLOCKBUSTER'S ISSUED AND OUTSTANDING CLASS A COMMON

AND CLASS B COMMON STOCK, IF THE CONVERSION AMENDMENT

 IS NOT APPROVED, WITH THE STOCK SPLIT OCCURRING AT

AN EXCHANGE RATIO THAT WILL BE WITHIN A RANGE OF 1-

FOR-15 AND 1-FOR-25 AND THAT WILL BE DETERMINED BY

BLOCKBUSTER'S BOARD OF DIRECTORS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BLUE NILE, INC.

  TICKER:                  NILE               CUSIP:   09578R103

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DIANE IRVINE                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LESLIE LANE                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: NED MANSOUR                                           ISSUER            YES        WITHHOLD           AGAINST

PROPOSAL #02: VOTE TO RATIFY DELOITTE & TOUCHE LLP AS        ISSUER            YES             FOR                  FOR

 BLUE NILE'S INDEPENDENT AUDITOR FOR THE FISCAL YEAR

ENDING JANUARY 2, 2011.

PROPOSAL #03: VOTE TO APPROVE THE BLUE NILE                        ISSUER            YES             FOR                  FOR

PERFORMANCE BONUS PLAN TO PERMIT THE PAYMENT OF

BONUSES THAT QUALIFY AS DEDUCTIBLE PERFORMANCE BASED

COMPENSATION UNDER SECTION 162(M) OF THE INTERNAL

REVENUE CODE OF 1986, AS AMENDED.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BM&F BOVESPA SA BOLSA DE VALORES, MERCADORIAS E FU

  TICKER:                  N/A                 CUSIP:   P73232103

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss and vote the        ISSUER            YES             FOR                  FOR

  financial statements relating to FYE 31 DEC 2009

PROPOSAL #2: Approve the destination of the year end         ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #3: Approve to set the remuneration for the         ISSUER            YES             FOR                  FOR

members of the Board of Directors, the Executive

Committee from the 2010 FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BM&F BOVESPA SA BOLSA DE VALORES, MERCADORIAS E FU

  TICKER:                  N/A                 CUSIP:   P73232103

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition by                              ISSUER            YES             FOR                  FOR

BMFANDBOVESPA of shares issued by the CME Group, Inc.

 CME, in accordance with the terms of the proposal

from the Board of Directors and from the Executive

Committee for the 2010 FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BNP PARIBAS

  TICKER:                  N/A                 CUSIP:   F1058Q238

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the balance sheet and the                ISSUER            YES             FOR                  FOR

consolidated financial statements for the FYE on 31

DEC 2009

PROPOSAL #O.2: Approve the balance sheet and the                ISSUER            YES             FOR                  FOR

financial statements for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of income for          ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009 and distribution of the

PROPOSAL #O.4: Approve the Statutory Auditors'                   ISSUER            YES             FOR                  FOR

special report on the Agreements and Undertakings

pursuant to Articles L.225-38 et seq. of the

Commercial Code, including those concluded between a

Company and its corporate officers, but also between

companies of a group and mutual leaders of the Company

PROPOSAL #O.5: Authorize the BNP Paribas to                        ISSUER            YES             FOR                  FOR

repurchase its own shares

PROPOSAL #O.6: Approve the renewal of Mr. Louis                 ISSUER            YES             FOR                  FOR

Schweitzer's term as Board member

PROPOSAL #O.7: Appointment of Mr. Michel Tilmant as          ISSUER            YES             FOR                  FOR

Board member

PROPOSAL #O.8: Appointment of Mr. Emiel Van                        ISSUER            YES             FOR                  FOR

Broekhoven as Board member

PROPOSAL #O.9: Appointment of Mrs. Meglena Kuneva as         ISSUER            YES             FOR                  FOR

Board member

PROPOSAL #O.10: Appointment of Mr. Jean-Laurent                 ISSUER            YES             FOR                  FOR

Bonnafe as Board Member

PROPOSAL #O.11: Approve the setting the amount of              ISSUER            YES             FOR                  FOR

attendances allowances

PROPOSAL #E.12: Approve the issuance, with                          ISSUER            YES             FOR                  FOR

preferential subscription rights, of common shares

and securities giving access to the capital or

entitling to allocation of debt securities

PROPOSAL #E.13: Approve the issuance, with                          ISSUER            YES             FOR                  FOR

cancellation of preferential subscription rights, of

common shares and securities giving access to the

capital or entitling to allocation of debt securities

PROPOSAL #E.14: Approve the issuance, with                          ISSUER            YES             FOR                  FOR

cancellation of preferential subscription rights, of

common shares and securities giving access to the

capital in order to remunerate for securities

provided under public exchange offers

PROPOSAL #E.15: Approve the issuance, with                          ISSUER            YES             FOR                  FOR

cancellation of preferential subscription rights, of

common shares in order to remunerate for

contributions of unlisted securities within the limit

 of 10% of the capital

PROPOSAL #E.16: Authorize the overall limitation for         ISSUER            YES             FOR                  FOR

issuance with cancellation of preferential

subscription rights

PROPOSAL #E.17: Grant authority for the capital                 ISSUER            YES             FOR                  FOR

increase by incorporation of reserves or profits,

issuance premiums or contribution

PROPOSAL #E.18: Approve the overall limitation for            ISSUER            YES             FOR                  FOR

issuance with or without preferential subscription

rights

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out transactions reserved for Members of the

Company Saving Plan of BNP Paribas Group, which may

take the form of capital increases and/or sales or

transfers of reserved securities

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the capital by cancellation of shares

PROPOSAL #E.21: Approve the merger absorption of                ISSUER            YES             FOR                  FOR

Fortis Banque France by BNP Paribas; consequential

increase of the share capital

PROPOSAL #E.22: Amend the Statutes consequential to          ISSUER            YES             FOR                  FOR

the repurchase of preferred shares

PROPOSAL #E.23: Authorize the powers for the                       ISSUER            YES             FOR                  FOR

formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOMBARDIER INC

  TICKER:                  N/A                 CUSIP:   097751200

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive of the consolidated financial        ISSUER             NO              N/A                  N/A

 statements of Bombardier Inc, for the FYE 31 JAN

2010 and the Auditors' report thereon

PROPOSAL #1.1: Election of Laurent Beaudoin as a                ISSUER            YES             FOR                  FOR

Director of Bombardier Inc

PROPOSAL #1.2: Election of Pierre Beaudoin as a                 ISSUER            YES             FOR                  FOR

Director of Bombardier Inc

PROPOSAL #1.3: Election of Andre Berard as a Director        ISSUER            YES             FOR                  FOR

 of Bombardier Inc

PROPOSAL #1.4: Election of J.R. Andre Bombardier as a        ISSUER            YES             FOR                  FOR

 Director of Bombardier Inc

PROPOSAL #1.5: Election of Janine Bombardier as a              ISSUER            YES             FOR                  FOR

Director of Bombardier Inc

PROPOSAL #1.6: Election of Martha Finn Brooks as a            ISSUER            YES             FOR                  FOR

Director of Bombardier Inc

PROPOSAL #1.7: Election of L. Denis Desautels as a            ISSUER            YES             FOR                  FOR

Director of Bombardier Inc

PROPOSAL #1.8: Election of Thierry Desmarest as a              ISSUER            YES         AGAINST           AGAINST

Director of Bombardier Inc

PROPOSAL #1.9: Election of Jean-Louis Fontaine as a          ISSUER            YES             FOR                  FOR

Director of Bombardier Inc

PROPOSAL #1.10: Election of Daniel Johnson as a                 ISSUER            YES             FOR                  FOR

Director of Bombardier Inc

PROPOSAL #1.11: Election of Jean C. Monty as a                   ISSUER            YES             FOR                  FOR

Director of Bombardier Inc

PROPOSAL #1.12: Election of Carlos E. Represas as a          ISSUER            YES             FOR                  FOR

Director of Bombardier Inc

PROPOSAL #1.13: Election of Jean-Pierre Rosso as a            ISSUER            YES             FOR                  FOR

Director of Bombardier Inc

PROPOSAL #1.14: Election of Heinrich Weiss as a                 ISSUER            YES             FOR                  FOR

Director of Bombardier Inc

PROPOSAL #2: Appointment of Ernst & Young, LLP,                 ISSUER            YES             FOR                  FOR

Chartered Accountants, as an External Auditors of the

 Bombardier Inc and authorize the Directors of

Bombardier Inc to fix the remuneration of the Auditors

PROPOSAL #3: Approve the 2010 Deferred Share Unit              ISSUER            YES             FOR                  FOR

Plan of Bombardier Inc, as specified

PROPOSAL #4.1: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES         AGAINST               FOR

 PROPOSAL: approve, that the Board of Directors

submit to the vote of the shareholders more

candidates than the number of vacancies on the Board

PROPOSAL #4.2: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES         AGAINST               FOR

 PROPOSAL: approve, that the Board of Directors adopt

 a rule of governance stipulating that the Executive

Compensation Policy be subject to an advisory vote by

 shareholders

PROPOSAL #4.3: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES         AGAINST               FOR

 PROPOSAL: approve the annual report and the

Management Proxy Circular disclose the pay ratios of,

 first, the total compensation of the Chief Executive

 Officer, and secondly, the total compensation of the

 5 Named Executive Officers, to the average total

compensation of employees

PROPOSAL #5: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOUYGUES, PARIS

  TICKER:                  N/A                 CUSIP:   F11487125

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #o.1: Approve the annual accounts for the            ISSUER            YES             FOR                  FOR

year 2009

PROPOSAL #o.2: Approve the consolidated accounts and         ISSUER            YES             FOR                  FOR

operations for the year 2009

PROPOSAL #o.3: Approve to allocate the result and              ISSUER            YES             FOR                  FOR

setting of the dividend

PROPOSAL #o.4: Approve regulated agreements and                 ISSUER            YES         AGAINST           AGAINST

commitments

PROPOSAL #o.5: Approve the renewal of the Director's         ISSUER            YES             FOR                  FOR

mandate held by Monsieur Lucien Douroux

PROPOSAL #o.6: Approve the renewal of the Director's         ISSUER            YES             FOR                  FOR

mandate held by Monsieur Yves Gabriel

PROPOSAL #o.7: Approve the renewal of the Director's         ISSUER            YES             FOR                  FOR

mandate held by Monsieur Patrick Kron

PROPOSAL #o.8: Approve the renewal of the Director's         ISSUER            YES             FOR                  FOR

mandate held by Monsieur Jean Peyrelevade

PROPOSAL #o.9: Approve the renewal of the Director's         ISSUER            YES             FOR                  FOR

mandate held by Monsieur Francois-Henri Pinault

PROPOSAL #o.10: Approve the renewal of the Director's        ISSUER            YES             FOR                  FOR

 mandate held by SCDM

PROPOSAL #o.11: Appointment of Madame Colette Lewiner        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #o.12: Election of a Director who is a                 ISSUER            YES             FOR                  FOR

Member of the Supervisory Board of one of the

Communal Placement funds representing shareholders

who are employees

PROPOSAL #o.13: Election of a Director who is a                 ISSUER            YES             FOR                  FOR

Member of the Supervisory Board of one of the

Communal Placement Funds representing shareholders

who are employees

PROPOSAL #o.14: Approve the renewal of the Censor's          ISSUER            YES             FOR                  FOR

mandate of Monsieur Alain Pouyat

PROPOSAL #o.15: Approve the renewal of auditors'               ISSUER            YES             FOR                  FOR

Mazars  mandate

PROPOSAL #o.16: Appointment of an Additional Auditor,        ISSUER            YES             FOR                  FOR

 Monsieur Philippe Castagnac

PROPOSAL #o.17: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

allow the Company to operate using its equity

PROPOSAL #e.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce capital stock by canceling shares

PROPOSAL #e.19: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

go ahead, in favor of salaried employees, and social

agents of the Company or Companies within its group,

or certain categories of them, with free allocations

of existing shares or ones to be issued

PROPOSAL #e.20: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue share subscription vouchers during a public

offer concerning Company securities

PROPOSAL #e.21: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase capital stock during a public offer

PROPOSAL #e.22: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #e.23: Powers for formalities                                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G12793108

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the report of the Directors         ISSUER            YES             FOR                  FOR

and the accounts for the year ended 31 December 2009

PROPOSAL #2.: To approve the Directors remuneration          ISSUER            YES             FOR                  FOR

report for the year ended 31 December 2009

PROPOSAL #3.: To elect Mr. P Anderson as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: To elect Mr. A Burgmans as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: To re-elect Mrs C B Carroll as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: To re-elect Sir William Castell as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.: To re-elect Mr I C Conn as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #8.: To re-elect Mr G David as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #9.: To re-elect Mr I E L Davis as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #10.: To re-elect Mr R Dudely as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #11.: To re-elect Mr D J Flint as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #12.: To re-elect Dr B E Grote as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #13.: To re-elect Dr A B Hayward as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #14.: To re-elect Mr A G Inglis as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #15.: To re-elect Dr D'S Julius as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #16.: To re-elect C-H Svanberg as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #17.: To reappoint Ernst & young LLP as                ISSUER            YES             FOR                  FOR

Auditors from the conclusion of this meeting until

the conclusion of the next general meeting before

which accounts are laid and to authorize the

Directors to fix the Auditors remuneration

PROPOSAL #s.18: To adopt as the new Articles of                 ISSUER            YES             FOR                  FOR

Association of the Company the draft Articles of

Association set out in the document produced to the

Meeting and, for the purposes of identification,

signed by the chairman, so the new Articles of

Association apply in substitution for and to the

exclusion of the Company's existing Articles of

Association

PROPOSAL #s.19: To authorize the Company generally            ISSUER            YES             FOR                  FOR

and unconditionally to make market purchases (as

defined in Section 693(4) of the Companies Act 2006)

of ordinary shares with nominal value of GBP 0.25

each in the Company, provided that: a) the Company

does not purchase under this authority more than 1.9

billion ordinary shares; b) the Company does not pay

less than GBP 0.25 for each share; and c) the Company

 does not pay more for each share than 5% over the

average of the middle market price of the ordinary

shares for the five business days immediately

preceding the date on which the Company agrees to buy

 the shares concerned , based on share prices and

currency exchange rates published in the daily

Official List of the London Stock Exchange; this

authority shall continue for the period ending on the

 date of the Annual General Meeting in 2011 or 15

July 2011, whichever is the earlier, provided that,

if the Company has agreed before this date to

purchase ordinary shares where these purchases will

or may be executed after the authority terminates

(either wholly or in part), the Company may complete

PROPOSAL #20: To renew, for the period ending on the         ISSUER            YES             FOR                  FOR

date on the Annual General Meeting in 2011 or 15

July, whichever is the earlier, the authority and

power conferred on the Directors by the Company's

Articles of Association to allow relevant securities

up to an aggregate nominal amount equal to the

Section 551 amount (or, is resolution 18 is not

passed, equal to the Section 80 amount) of GBP 3,143

PROPOSAL #s.21: To renew, for the period ending on            ISSUER            YES             FOR                  FOR

the date on the Annual General Meeting in 2011 or 15

July, whichever is the earlier, the authority and

power conferred on the Directors by the company's

Articles of Association to allow equity securities

wholly for cash: a) in connection with a right issue;

 b) otherwise than in connection with rights issue up

 to an aggregate nominal amount equal to the Section

561 amount (or, is resolution 18 is not passed, equal

 to the Section 80 amount) of USD 236 million

PROPOSAL #s.22: To authorize the calling of General          ISSUER            YES             FOR                  FOR

Meetings of the Company (not being an Annual General

Meeting) by notice of at least 14 clear days

PROPOSAL #23.: To approve the renewal of the BP                 ISSUER            YES             FOR                  FOR

Executive Directors Incentive Plan (the plan), a copy

 of which is produced to the Meeting initiated by the

 chairman for the purpose of identification, for a

further five years, and to authorize the Directors to

 do all acts and things that they may consider

necessary or expedient to carry the Plan into effect

PROPOSAL #24.: Subject to the passing of Resolution          ISSUER            YES             FOR                  FOR

18, to authorize the Directors in accordance with

Article 142 of the new Articles of Association to

offer the holders of ordinary shares of the Company,

to the extent and in the manner determined by the

Directors, the right to elect(in whole part), to

receive new ordinary shares (credited as fully paid)

instead of cash, in respect of any dividend as may be

 declared by the Directors from time to time provided

 that the authority conferred by this Resolution

shall expire prior to the conclusion of the Annual

General Meeting to be held in 2015

PROPOSAL #s.25: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: Group members requisitioned the

 circulation of the specified special resolution

under the provision of Section 338 of the Companies

Act 2006. the supporting statement, supplied by the

requisitions together with the board response, is set

 out in Appendix 4 ;that in order to address our

concerns for the long term success of the Company

arising from the risks associated with the Sunrise

SAGD Project, we as Shareholders of the Company

direct that the Audit Committee or a risk Committee

of the Board commissions and reviews a report setting

 out the assumptions made by the Company in deciding

to proceed with the Sunrise Project regarding future

carbon prices, oil price volatility, demand for oil,

anticipated regulation of greenhouse gas emissions

and legal and reputational risks arising from local

environmental damage and impairment of traditional

livelihoods. The findings of the report and review

should be reported to investors in the Business

Review section of the Company'S Annual Report

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRAMBLES LTD

  TICKER:                  N/A                 CUSIP:   Q6634U106

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Auditors' report for

Brambles and the Group for the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for                 ISSUER            YES             FOR                  FOR

Brambles and the Group for the YE 30 JUN 2009

PROPOSAL #3.: Elect Mr. John Patrick Mullen as a                ISSUER            YES             FOR                  FOR

Director to the Board of Brambles

PROPOSAL #4.: Elect Mr. Brian Martin Schwartz AM as a        ISSUER            YES             FOR                  FOR

 Director to the Board of Brambles

PROPOSAL #5.: Re-elect Mr. Graham John Kraehe AO as a        ISSUER            YES             FOR                  FOR

 Director to the Board of Brambles

PROPOSAL #6.: Re-elect Mr. Stephen Paul Johns as a            ISSUER            YES             FOR                  FOR

Director to the Board of Brambles

PROPOSAL #7.: Re-elect Ms. Sarah Carolyn Hailes Kay          ISSUER            YES             FOR                  FOR

as a Director to the Board of Brambles

PROPOSAL #S.8: Amend the Brambles' Constitution, as          ISSUER            YES             FOR                  FOR

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRISTOL-MYERS SQUIBB COMPANY

  TICKER:                  BMY                 CUSIP:   110122108

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: L. ANDREOTTI                ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: L.B. CAMPBELL               ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: J.M. CORNELIUS             ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: L.J. FREEH                    ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: L.H. GLIMCHER,            ISSUER            YES             FOR                  FOR

M.D.

PROPOSAL #1F: ELECTION OF DIRECTOR: M. GROBSTEIN                ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: L. JOHANSSON                ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: A.J. LACY                      ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: V.L. SATO, PH.D.         ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: T.D. WEST, JR.             ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: R.S. WILLIAMS,            ISSUER            YES             FOR                  FOR

M.D.

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

PROPOSAL #03: APPROVAL OF AMENDMENT TO CERTIFICATE OF        ISSUER            YES             FOR                  FOR

 INCORPORATION - SPECIAL STOCKHOLDER MEETINGS.

PROPOSAL #04: APPROVAL OF AMENDMENT TO CERTIFICATE OF        ISSUER            YES             FOR                  FOR

 INCORPORATION - SUPERMAJORITY VOTING PROVISION -

COMMON STOCK.

PROPOSAL #05: APPROVAL OF AMENDMENT TO CERTIFICATE OF        ISSUER            YES             FOR                  FOR

 INCORPORATION - SUPERMAJORITY VOTING PROVISIONS -

PREFERRED STOCK.

PROPOSAL #06: EXECUTIVE COMPENSATION DISCLOSURE.            SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #07: SHAREHOLDER ACTION BY WRITTEN CONSENT.     SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #08: REPORT ON ANIMAL USE.                                   SHAREHOLDER        YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRITISH AMERICAN TOBACCO (MALAYSIA) BHD

  TICKER:                  N/A                 CUSIP:   Y0971P110

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2009 and the reports of the

Directors and Auditors thereon

PROPOSAL #2: Approve to sanction the declaration and         ISSUER            YES             FOR                  FOR

payment of a final dividend

PROPOSAL #3.1: Re-elect Stephen Ja Mes Rush as a                ISSUER            YES             FOR                  FOR

Director, who retire by rotation in accordance with

Article 97(1) and (2) of the Company Articles of

Association

PROPOSAL #3.2: Re-elect Dato Chan Choon Ngai as a              ISSUER            YES             FOR                  FOR

Director, who retire by rotation in accordance with

Article 97(1) and (2) of the Company Articles of

Association

PROPOSAL #4: Re-appoint, Tan Sri Abu Talib Bin Othman        ISSUER            YES             FOR                  FOR

 as a Director of the Company, who retires pursuant

to Section 129(2) of the Companies act, 1965, to hold

 office until the conclusion of the next AGM of the

Company

PROPOSAL #5: Re-appoint Messrs. Pricewaterhouse                 ISSUER            YES             FOR                  FOR

Coopers as the Auditors of the Company and authorize

the Directors to fix their remuneration

PROPOSAL #6: Approve to renewal of the recurrent                ISSUER            YES             FOR                  FOR

reports mandate

PROPOSAL #7: Other Business                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRITISH AMERN TOB PLC

  TICKER:                  N/A                 CUSIP:   G1510J102

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the reports of        ISSUER            YES             FOR                  FOR

 the Directors and Auditors for the YE 31 DEC 2009

PROPOSAL #2.: Approve the remuneration report of the         ISSUER            YES             FOR                  FOR

Directors for the YE 31 DEC 2009

PROPOSAL #3.: Declare a final dividend of 71.6p per          ISSUER            YES             FOR                  FOR

ordinary share in respect of the YE 31 DEC 2009,

payable on 06 MAY 2010 to shareholders on the

register at the close of business on 12 MAR 2010

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Company's Auditors

PROPOSAL #5.: Authorize the Directors to agree on the        ISSUER            YES             FOR                  FOR

 Auditors' remuneration

PROPOSAL #6.a: Re-appoint Dr. Ana Maria Llopis as a          ISSUER            YES             FOR                  FOR

Director who retires by rotation

PROPOSAL #6.b: Re-appoint Christine Morin-Postel as a        ISSUER            YES             FOR                  FOR

 Director who retires by rotation

PROPOSAL #6.c: Re-appoint Anthony Ruys as a Director         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #7.: Re-appoint Richard Burrows as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Authorize the Directors, in accordance         ISSUER            YES             FOR                  FOR

with Section 551 of the Companies Act 2006, to allot

shares in the Company and to grant rights to

subscribe for, or to convert any security into,

shares in the Company (Rights): (a) up to an

aggregate nominal amount of GBP 166,391,574; and (b)

up to a further aggregate nominal amount of GBP

166,391,574 provided that: (i) they are equity

securities (within the meaning of Section 560(1) of

the Companies Act 2006); and (ii) they are offered by

 way of a rights issue to holders (shareholders) of

ordinary shares of 25p each in the capital of the

Company (ordinary shares) on the register of members

at such record dates as the Directors may determine

where the equity securities respectively attributable

 to the interests of the shareholders CONTD

PROPOSAL #S.9: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Sections 570 and 573 of the Companies Act 2006, to

allot equity securities (within the meaning of

Section 560 of that Act) for cash either pursuant to

the authority conferred by Resolution 8 above or by

way of a sale of treasury shares as if Section 561(1)

 of that Act did not apply to any such allotment,

provided that this power shall be limited to: (a) the

 allotment of equity securities in connection with an

 offer of securities (but in the case of the

authority granted under paragraph (b) of Resolution 8

 by way of rights issue only) in favor of the holders

 (shareholders) of ordinary shares of 25p each in the

 capital of the Company (ordinary shares) on the

register of members at such record dates as the

Directors may determine where the equity securities

respectively attributable to the interests CONTD

PROPOSAL #S.10: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006, to

 make market purchases (within the meaning of Section

 693 (4) of that Act ) of ordinary shares of 25p each

 in the capital of the Company (ordinary shares)

provided that: (a) the maximum number of ordinary

shares that may be purchased is 199.6 million

representing approximately 10% of the issued ordinary

 share capital of the Company as at 19 March 2010;

(b) the minimum price that may be paid for an

ordinary share is 25p; (c) the maximum price that may

 be paid for an ordinary share is an amount equal to

105% of the average of the middle-market prices shown

 in the quotation for an ordinary share as derived

from the London Stock Exchange Daily Official List

for the five business days immediately preceding the

day on which the ordinary CONTD

PROPOSAL #S.11: Approve that a general meeting, other        ISSUER            YES             FOR                  FOR

 than an AGM, may be called on not less than 14 clear

 days' notice

PROPOSAL #S.12: Adopt, with effect from the end of            ISSUER            YES             FOR                  FOR

the meeting, pursuant to Resolution 13 being passed,

the form of the Articles of Association produced to

the meeting (the New Articles) as the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

Association of the Company; and, if Resolution 13 has

 not been passed, adopt the New Articles as the

Articles of Association of the Company in

substitution for, and to the exclusion of, the

existing Articles of Association of the Company save

that Article 113 of the existing Articles of

Association shall be retained as Article 113 in the

PROPOSAL #S.13: Approve, that with effect from the            ISSUER            YES             FOR                  FOR

end of the meeting: if Resolution 12 has been passed,

 the new Articles of Association of the Company,

adopted with effect from the end of the meeting,

shall include the changes to Article 113 as set out

in the New Articles; and, if Resolution 12 has not

been passed, amend the existing Articles of

Association of the Company by substituting Article

113 as set out in the New Articles for, and to the

exclusion of, Article 113 of the existing Articles of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BT GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G16612106

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Declare the final dividend                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. Clayton Brendish                         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Mr. Phil Hodkinson                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Elect Mr.Tony Chanmugam                                    ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint the Auditors                                    ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Approve the remuneration of the Auditors      ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Grant authority to allot shares                      ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Grant authority to allot shares for          ISSUER            YES             FOR                  FOR

cash

PROPOSAL #S.11: Grant authority to purchase own shares      ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Amend and adopt new Articles                       ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Approve the 14 days notice of meetings      ISSUER            YES             FOR                  FOR

PROPOSAL #14.: Grant authority for the political                ISSUER            YES         AGAINST           AGAINST

donations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BUMIPUTRA-COMMERCE HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y1002C102

  MEETING DATE:      9/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve to change the name of the                ISSUER            YES             FOR                  FOR

Company from Bumiputra-Commerce Holdings Berhad to

CIMB Group Holdings Berhad effective from the date of

 issuance of the Certificate of Incorporation on the

change of name of the Company by the Companies

Commission of Malaysia and all references in the

Memorandum and Articles of Association of the Company

 to the name Bumiputra-Commerce Holdings Berhad,

wherever the same may appear, shall be deleted and

substituted with CIMB Group Holdings Berhad and

authorize the Directors and Company Secretary to give

 effect to the proposed change of name with full

power to assent to any condition, modification,

variation and/or amendment (if any) as may be

required by the relevant authorities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BUNGE LIMITED

  TICKER:                  BG                   CUSIP:   G16962105

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: JORGE BORN, JR.           ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: BERNARD DE LA              ISSUER            YES             FOR                  FOR

TOUR D'AUVERGNE LAURAGUAIS

PROPOSAL #1C: ELECTION OF DIRECTOR: WILLIAM ENGELS             ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: L. PATRICK LUPO           ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPOINT DELOITTE & TOUCHE LLP AS              ISSUER            YES             FOR                  FOR

BUNGE LIMITED'S INDEPENDENT AUDITORS FOR THE FISCAL

YEAR ENDING DECEMBER 31, 2010 AND TO AUTHORIZE THE

AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO TO

DETERMINE THE INDEPENDENT AUDITORS' FEES.

PROPOSAL #03: TO APPROVE THE BUNGE LIMITED ANNUAL              ISSUER            YES             FOR                  FOR

INCENTIVE PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BUNZL PLC

  TICKER:                  N/A                 CUSIP:   G16968110

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the accounts                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-appointment of Mr. M.J. Roney as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Re-appointment of Dr. U. Wolters as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-appointment of Mr. P.G. Rogerson as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #6: Re-appointment of the Auditors and                 ISSUER            YES             FOR                  FOR

approve the remuneration of the Auditors

PROPOSAL #7: Approve the remuneration report                       ISSUER            YES             FOR                  FOR

PROPOSAL #8: Grant authority to allot shares                       ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Grant authority to allot shares for            ISSUER            YES             FOR                  FOR

cash

PROPOSAL #S.10: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.11: Approve the notice of general meetings      ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BWIN INTERACTIVE

  TICKER:                  N/A                 CUSIP:   A1156L102

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the                       ISSUER            YES             FOR                  FOR

financial statements including the Management report

and the Corporate Governance report as of 31 DEC

2009, the consolidated financial statements including

 the group Management report as of 31 DEC 2009, the

proposal for the allocation of profit, and the

Supervisory Boards report on the FY 2009

PROPOSAL #2: Approve to appropriating the net results        ISSUER            YES             FOR                  FOR

 for the FY 2009

PROPOSAL #3: Ratify the acts of the Members of the            ISSUER            YES             FOR                  FOR

Executive Board during the FY 2009

PROPOSAL #4: Ratify the acts of the Members of the            ISSUER            YES             FOR                  FOR

Supervisory Board for the FY 2009

PROPOSAL #5: Approve the Supervisory Board                          ISSUER            YES             FOR                  FOR

remuneration for the FY 2009

PROPOSAL #6: Election of two persons to the                        ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7: Appointment of the Auditor and the group        ISSUER            YES         AGAINST           AGAINST

 Auditor for the FY 2010

PROPOSAL #8.1: Receive the financial report pursuant         ISSUER            YES             FOR                  FOR

to paragraph 65.3 of the Companies act and

resolutions on, authorize the Executive Board by

resolution of the AGM of 21 MAY 2008 to acquire up to

 10% of the Company's bearer shares for a period of

30 months in accordance with paragraph 65.1.8 of the

Companies act. at the same time, the executive Board

should also be authorized to acquire up to 10% of the

 Company's bearer shares in accordance with paragraph

 65.1.8 of the Companies act for a period of 30

months from the date of the resolution at a price of

at least EUR 1.00 and no more than EUR 150 per share,

 the total volume of shareholders' equity represented

 by own shares shall not exceed 10%

PROPOSAL #8.2: Receive the financial report pursuant         ISSUER            YES             FOR                  FOR

to paragraph 65.3 of the Companies act and

resolutions, authorize the Executive Board until 17

MAY 2015 to redeem own shares or, with the

Supervisory Board's approval, to dispose of the

Company's own shares by a means of other than via the

 stock exchange or by public offering, optionally

with partial or complete exclusion of shareholders'

PROPOSAL #9: Approve the amendments to Points XIV              ISSUER            YES             FOR                  FOR

[convocation], XV [right of participation], XIV

[voting rights] and XXI [financial statements and

annual report] of the Articles of Association in

accordance with the Law on the implementation of the

Shareholder Rights Directive 2009 and authorization

of the shareholders meeting pursuant to Section

104(4) of the Austrian Stock Corporation Act

PROPOSAL #10.1: Authorize the Executive Board until          ISSUER            YES         AGAINST           AGAINST

21 May 2012 by resolution of the AGM of 22 MAY 2007,

provided this option has not yet been used, to

increase the Company's share capital by EUR

16,300,000, if necessary in several installments, and

 with the Supervisory Board's approval, by issuing up

 to 16,300,000 no-par bearer shares against payment

in cash or kind, optionally with partial or complete

exclusion of shareholders' subscription rights, and

if necessary to determine, with the supervisory

Board's approval, the conditions of issue, in

particular the issue price, nature of any in-kind

contribution, nature of share rights, exclusion of

subscription rights, possible issue of the shares

with indirect subscription rights. at the same time,

the Executive Board will also be until 17 MAY 2015 to

PROPOSAL #CONT: CONTD. the Company's share capital by        ISSUER             NO              N/A                  N/A

 up to EUR 17,500,000, if necessary in several

installments, and with the; Supervisory Board's

approval, by issuing up to 17,500,000 no-par bearer

shares against payment in cash or kind, optionally

with partial or complete exclusion of shareholders'

subscription rights. in agreement with the

Supervisory Board, to determine the terms of issue if

 necessary, in particular the issue price, the nature

 of any in kind contribution, the nature of the share

 rights and exclusion of subscription rights as well

as the possible issue of the shares by indirect

subscription rights. the Supervisory Board shall be

authorized to pass any amendments to the Articles of

Association resulting from the issue of shares from

authorized capital

PROPOSAL #10.2: Amend the Article V paragraph 2 of            ISSUER            YES         AGAINST           AGAINST

the Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CABLE & WIRELESS PLC

  TICKER:                  N/A                 CUSIP:   G17416127

  MEETING DATE:      2/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Scheme of Arrangement as              ISSUER            YES             FOR                  FOR

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CABLE & WIRELESS PLC

  TICKER:                  N/A                 CUSIP:   G17416127

  MEETING DATE:      2/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the separation of Cable and            ISSUER            YES             FOR                  FOR

Wireless Plc into two listed Companies: Cable &

Wireless Communications Plc and Cable & Wireless

Worldwide Plc, through the execution of four enabling

 steps:- approve the Scheme of Arrangement; the

reduction and subsequent increase of the issued share

 capital of the Company; authorize the Directors to

pay up the new ordinary shares and the allotment and

issue of them to Cable & Wireless Communications Plc;

 amend the Articles of Association of the Company and

 the allotment and issue of one Deferred share;

approve the reduction of capital of Cable & Wireless

Communications Plc; the demerger; and the reduction

of capital of Cable & Wireless worldwide Plc; the

delisting of the Cable & Wireless Plc ordinary shares

 from the official list and approve the arrangements

for the continuation of Share Plans and other

Incentive Plans

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CABLE & WIRELESS PLC, BRACKNELL BERKSHIRE

  TICKER:                  N/A                 CUSIP:   G17416127

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the group accounts for the FYE         ISSUER            YES         AGAINST           AGAINST

31 MAR 2009 and the reports of the Directors and the

Auditor thereon

PROPOSAL #2.: Approve the Director's remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 MAR 2009 as contained within the

 annual report and accounts

PROPOSAL #3.: Declare a final dividend for the YE 31         ISSUER            YES             FOR                  FOR

MAR 2009

PROPOSAL #4.: Re-elect Richard Lapthorne as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Elect John Barton as a Director                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Elect Mary Francis as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Elect Penny Hughes as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Elect Tim Pennington as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-elect Simon Ball as a Director                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #10.: Re-elect John Pluthero as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #11.: Re-elect Kasper Rorsted as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #12.: Re-appoint KPMG Audit Plc as the                 ISSUER            YES         AGAINST           AGAINST

Auditor of the Company

PROPOSAL #13.: Authorize the Directors to set the              ISSUER            YES         AGAINST           AGAINST

Auditor's remuneration

PROPOSAL #14.: Authorize the Directors, to allot                ISSUER            YES             FOR                  FOR

relevant securities in accordance with the Article 10

 of the Company's Articles of Association and for

that period the Section 80 amount shall be GBP 211

million; all previous authorities under Article 10(B)

 are revoked, subject to the Article 10(D);

[Authority expires the earlier of the conclusion of

the next AGM of the Company in 2010 or 16 OCT 2010]

PROPOSAL #S.15: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities for cash in accordance with the

Article 10 of the Company's Articles of Association

and for that period the Section 89 amount shall be

GBP 32 million; all previous authorities under the

Article 10(C) are revoked, subject to the Article

10(D); [Authority expires the earlier of the

conclusion of the next AGM of the Company in 2010 or

PROPOSAL #S.16: Amend, the Articles of Association of        ISSUER            YES             FOR                  FOR

 the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and the Articles of Association produced

 to the meeting as specified be adopted as the

Articles of Association of the Company in

substitution for and to the exclusion of the current

PROPOSAL #S.17: Authorize the Company, to make market        ISSUER            YES             FOR                  FOR

 purchases [Section 163(3) of the Companies Act 1985]

 of ordinary shares with nominal value of 25 pence

each in the Company, provided that: the Company does

not purchase under this authority more than 253

million ordinary shares; the Company does not pay

less than 25 pence for each ordinary share; the

Company does not pay more for each share than the

higher of 5% over the average of the middle market

price of the ordinary shares for the 5 business days

immediately preceding the day on which the Company

agrees to buy the shares concerned, based on share

prices published in the Daily Official List of the

London Stock Exchange; and the price stipulated by

the Article 5(1) of the buy-back and stabilization

regulation [EC No. 2273/2003]; [Authority expires the

 earlier of the conclusion of the AGM of the Company

in 2010 or 16 OCT 2010]; the Company, before the

expiry, may make a contract to purchase ordinary

shares which will or may be executed wholly or partly

PROPOSAL #18.: Amend the Rules of the Cable &                     ISSUER            YES             FOR                  FOR

Wireless Long Term Incentive Plan as specified

PROPOSAL #19.: Amend the award to Richard Lapthorne          ISSUER            YES             FOR                  FOR

as specified

PROPOSAL #S.20: Authorize the Company to call a                 ISSUER            YES             FOR                  FOR

general meeting of the shareholders, other than an

AGM, on not less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CABLEVISION SYSTEMS CORPORATION

  TICKER:                  CVC                 CUSIP:   12686C109

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: ZACHARY W. CARTER                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THOMAS V. REIFENHEISER                       ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: JOHN R. RYAN                                         ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: VINCENT TESE                                         ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: LEONARD TOW                                           ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO RATIFY THE APPOINTMENT OF          ISSUER            YES             FOR                  FOR

KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING

FIRM OF THE COMPANY FOR FISCAL YEAR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CABOT CORPORATION

  TICKER:                  CBT                 CUSIP:   127055101

  MEETING DATE:      3/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: JOHN S. CLARKESON        ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: RODERICK C.G.              ISSUER            YES             FOR                  FOR

MACLEOD

PROPOSAL #1C: ELECTION OF DIRECTOR: RONALDO H. SCHMITZ      ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF DELOITTE &        ISSUER            YES             FOR                  FOR

 TOUCHE LLP AS CABOT'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER

30, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CACI INTERNATIONAL INC

  TICKER:                  CACI               CUSIP:   127190304

  MEETING DATE:      11/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DAN R. BANNISTER                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PAUL M. COFONI                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GORDON R. ENGLAND                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES S. GILMORE III                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GREGORY G. JOHNSON                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD L. LEATHERWOOD                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J. PHILLIP LONDON                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES L. PAVITT                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WARREN R. PHILLIPS                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES P. REVOILE                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM S. WALLACE                              ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPROVE THE AMENDMENT OF THE                     ISSUER            YES             FOR                  FOR

COMPANY'S 2002 EMPLOYEE STOCK PURCHASE PLAN TO

AUTHORIZE AN ADDITIONAL 250,000 SHARES FOR PURCHASE.

PROPOSAL #03: TO APPROVE THE AMENDMENT OF THE                     ISSUER            YES             FOR                  FOR

COMPANY'S 2006 STOCK INCENTIVE PLAN TO INCREASE THE

LIMITATION ON THE NUMBER OF SHARES THAT MAY BE ISSUED

 UNDER THE PLAN IN THE FORM OF RESTRICTED STOCK,

RESTRICTED STOCK UNITS OR UNRESTRICTED STOCK FROM

1,500,000 TO 2,500,000.

PROPOSAL #04: TO APPROVE A PROPOSAL TO ADJOURN THE            ISSUER            YES             FOR                  FOR

MEETING, IF NECESSARY, TO PERMIT FURTHER SOLICITATION

 OF PROXIES, IF THERE ARE NOT SUFFICIENT VOTES AT THE

 TIME OF THE MEETING TO APPROVE ITEM 2 OR ITEM 3.

PROPOSAL #05: TO RATIFY THE APPOINTMENT OF ERNST &            ISSUER            YES             FOR                  FOR

YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR

FISCAL YEAR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAIRN ENERGY PLC

  TICKER:                  N/A                 CUSIP:   G17528251

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report and accounts for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report contained in the report and accounts

PROPOSAL #3: Re-appointment of Ernst and Young LLP as        ISSUER            YES             FOR                  FOR

 the Auditors and to authorize the Directors to fix

their remuneration

PROPOSAL #4: Re-elect Malcolm Thorns as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Re-elect Jann Brown as a Director                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-elect Simon Thomson as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Authorize the Company to allot relevant         ISSUER            YES             FOR                  FOR

securities pursuant to Section 551 of the Companies

Act 2006

PROPOSAL #S.8: Authorize the Company to allot equity         ISSUER            YES             FOR                  FOR

securities or sell treasury shares pursuant to

Section 570 of the Companies Act 2006

PROPOSAL #S.9: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of the ordinary share capital of the Company

PROPOSAL #S.10: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #S.11: Authorize the Company to call a                 ISSUER            YES             FOR                  FOR

general meeting other than an AGM on not less than 14

 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAIRN ENERGY PLC, EDINBURGH

  TICKER:                  N/A                 CUSIP:   G17528236

  MEETING DATE:      12/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the sub-division of each                   ISSUER            YES             FOR                  FOR

ordinary share of 6 2/13 pence in the capital of the

Company into 10 ordinary shares of 8/13 pence each

PROPOSAL #2.: Grant authority to make market                       ISSUER            YES             FOR                  FOR

purchases of 209,240,841 new ordinary shares

PROPOSAL #3.: Approve the LTIP Conversion and the              ISSUER            YES         AGAINST           AGAINST

Cairn Energy Plc Replacement Long Term Incentive Plan

PROPOSAL #4.: Approve the Option Conversion and the          ISSUER            YES         AGAINST           AGAINST

Cairn Energy Plc Replacement Share Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CALTEX AUSTRALIA LTD

  TICKER:                  N/A                 CUSIP:   Q19884107

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: The Chairman will present an operational        ISSUER             NO              N/A                  N/A

 excellence moment to the meeting

PROPOSAL #2: The Chairman and the Managing Director &        ISSUER             NO              N/A                  N/A

 CEO will make presentations to shareholders

PROPOSAL #3: The Chairman will discuss key issues              ISSUER             NO              N/A                  N/A

raised by shareholders prior to the meeting and will

invite questions and comments from shareholders on

these key issues and any other matters that

shareholders would like to raise at the meeting

PROPOSAL #4: The financial report, the Directors'              ISSUER             NO              N/A                  N/A

report and the Auditor's report for Caltex Australia

Limited  and the Caltex Australia Group  for the YE

31 DEC 2009 will be laid before the meeting

PROPOSAL #5: Adopt the remuneration report  which              ISSUER            YES             FOR                  FOR

forms part of the Directors' report  for Caltex  and

the Caltex Australia Group  for the YE 31 DEC 2009

PROPOSAL #6: Approve an increase of AUD 400,000 in            ISSUER            YES             FOR                  FOR

the total remuneration pool available for the Board

fees paid to Non-Executive Directors of Caltex from

AUD 1,600,000 to AUD 2,000,000  inclusive of

statutory entitlements  with effect from 01 MAY 2010

PROPOSAL #7.a: Re-elect Mr. Brant Fish as a Director,        ISSUER            YES             FOR                  FOR

 in accordance with and on the terms specified in the

 Company's Constitution

PROPOSAL #7.b: Re-elect Mr. John Thorn as a Director,        ISSUER            YES             FOR                  FOR

 in accordance with and on the terms specified in the

 Company's Constitution

PROPOSAL #7.c: Elect Mr. Robert Otteson as a                       ISSUER            YES             FOR                  FOR

Director, in accordance with and on the terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANADIAN IMPERIAL BK COMM TORONTO ONT

  TICKER:                  N/A                 CUSIP:   136069101

  MEETING DATE:      2/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint Ernst & Young LLP [E&Y] as the         ISSUER            YES             FOR                  FOR

Auditors of CIBC until the next AGM

PROPOSAL #2.1: Elect Brent S. Belzberg as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Elect Jalynn H. Bennett as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Elect Gary F. Colter as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Elect Dominic D'Alessandro as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.5: Elect Patrick D. Daniel as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Elect Luc Desjardins as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Elect Gordon D. Giffin as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Elect Linda S. Hasenfratz as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Elect Nicholas D. Le Pan as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Elect John P. Manley as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Elect Gerald T. McCaughey as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.12: Elect Jane L. Peverett as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Elect Leslie Rahl as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Elect Charles Sirois as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Elect Robert J. Steacy as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Elect Ronald W. Tysoe as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve an advisory resolution on                 ISSUER            YES             FOR                  FOR

executive compensation approach

PROPOSAL #4.A: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: approve that the Board of

Directors submit to the vote of shareholders more

nominees than there are vacancies on the Board of

Directors

PROPOSAL #4.B: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: approve that the Annual Report

and the Management Proxy Circular disclose the equity

 ratio between the total compensation of the Chief

Executive Officer on the one hand, the total

compensation of the five designated executives on the

 other hand, and average total employee compensation

PROPOSAL #4.C: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: approve that CIBC provide a

report to shareholders within 6 months describing the

 extent to which the bank is exposed to tax haven

countries; the report shall include an assessment of

material financial, regulatory and reputational risks

 associated with subsidiaries in tax haven countries

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANARA BANK

  TICKER:                  N/A                 CUSIP:   Y1081F109

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the Audited balance          ISSUER            YES             FOR                  FOR

sheet of the Bank as at 31 MAR 2009, profit & loss

account for the YE 31 MAR 2009, the report of the

Board of Directors on the working and activities of

the Bank for the period covered by the accounts and

the Auditors' report on the balance sheet and accounts

PROPOSAL #2.: Declare a dividend for the FY 2008-09           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Authorize the Board of Directors of the        ISSUER            YES         AGAINST           AGAINST

 Bank [hereinafter called the Board which shall be

deemed to include any Committee which the Board may

have constituted or hereafter constitute to exercise

its powers including the powers conferred by this

Resolution], pursuant to the provisions of the

Banking Companies [Acquisition and Transfer of

Undertakings] Act, 1970 and the Canara Bank [Shares

and Meetings] Regulations, 2000 and subject to the

approvals, consents, sanctions, if any, of the

Reserve Bank of India [RBI], the Government of India

[GOI], the securities and Exchange Board of India

[SEBI], and/or any other authority as may be required

 in this regard and subject to such terms, conditions

 and modifications thereto as may be prescribed by

them in granting such approvals and which may be

agreed to by the Board of Directors of the Bank and

subject to the regulations/guidelines, if any,

prescribed by the RBI, SEBI, and all other relevant

authorities from time to time and subject to the

Listing Agreements entered into with the Stock

Exchanges where the equity shares of the Bank are

listed, consent of the shareholders of the bank to

offer, issue and allot [including with provision for

reservation on firm allotment and/or competitive

basis of such part of issue and for such categories

of persons as may be permitted by the law then

applicable] by way of an offer document/prospectus or

 such other document, in India or abroad, such number

 of equity/preference shares /securities [in

accordance with the guidelines framed by RBI,

specifying the class of preference shares, the extent

 of issue of each class of such preference shares,

whether perpetual or redeemable or irredeemable and

the terms and conditions subject to which each class

of preference shares may, be issued] of the face

value of INR 10 each and in any case not exceeding

109 Crores [and aggregating to not more than 1090

crores which together with the existing Paid-up

Equity share capital of INR 410 crores amounts to INR

 1500 Crores, being the ceiling in the authorized

capita! of the Bank as per Section 3(2A) of the

Banking Companies [Acquisition and Transfer of

Undertakings] Act 1970 or, to the extent of enhanced

authorized capital as per the Amendment [if any],

that may be made to the Act in future, in such a way

that the Central Government shall all time hold not

less than 51 % of the paid-up Equity capital of the

Bank, whether at a discount or premium to the market

price, in one or more tranches, including to one or

more of the Members, employees of the Bank, Indian

National, Non-Resident Indians [NRIs] Companies,

private or public, investment institution, Societies,

 Trusts, Research organizations, Qualified

institutional buyers [QIBs] like Foreign

Institutional Investors [FIIs], Banks, Financial

Institutions, Indian Mutual Funds, Venture Capital

Funds, Foreign Venture Capital Investors, State

Industrial Development Corporations, Insurance

Companies, Provident Funds, Pension Funds,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANON INC.

  TICKER:                  N/A                 CUSIP:   J05124144

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

PROPOSAL #5: Approve Retirement Allowance for                     ISSUER            YES         AGAINST           AGAINST

Retiring Corporate Auditors, and Payment of Accrued

Benefits associated with Abolition of Retirement

Benefit System for Current Corporate Auditors

PROPOSAL #6: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plans, Authorize Use of Stock Options, and

Authorize Use of Compensation-based Stock Option Plan

 for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAPITA GROUP

  TICKER:                  N/A                 CUSIP:   G1846J115

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements and the        ISSUER            YES             FOR                  FOR

 reports of the Directors and the Auditors for the YE

 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Declare a final dividend of 11.2p per            ISSUER            YES             FOR                  FOR

ordinary share

PROPOSAL #4: Re-elect Paul Pindar as a Director                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Re-elect Simon Pilling as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-elect Bill Grimsey as a Director                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-appoint Ernst & Young LLP as the                ISSUER            YES             FOR                  FOR

Auditors of the Company

PROPOSAL #8: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of Ernst & Young LLP

PROPOSAL #9: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006, to allot

relevant securities  Allotment Rights ; up to an

aggregate nominal amount of GBP 4,249,438.17;

Authority expires at earlier the conclusion of the

next AGM of the Company or 10 NOV 2011 ; and the

Directors shall entitled to allot relevant securities

 after the expiry of this authority in pursuance of

such an offer or agreement made prior to such expiry

PROPOSAL #S.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 9 and pursuant to Section

570 of the 2006 Act, to allot equity securities

Section 560  for cash, pursuant to the authority

conferred by Resolution 9, disapplying the statutory

pre-emption rights  Section 561 , provided that this

power is limited to the allotment of equity

securities: a) in connection with a rights issue,

open offer or other offer of securities in favor of

ordinary shareholders; b) up to an aggregate nominal

amount of GBP 643,854.25; Authority shall expire upon

 the expiry of the general authority conferred by

Resolution 9 ; and the Directors shall be entitled to

 allot equity securities pursuant to any such offer

or agreement as if the power conferred hereby not

PROPOSAL #S.11: Approve the general meeting of the            ISSUER            YES             FOR                  FOR

Company that is not AGM may be called by not less

than 14 clear days' notice

PROPOSAL #S.12: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

Section 701 of the Companies Act 2006, to make market

 purchases  Section 693 of the Act  of up to

62,298,429 ordinary shares, at a minimum price which

is the nominal value of such share; and a maximum

price which may be paid for such a share is the

maximum price permitted under the Financial Services

Authority's Listing rules or in case of a tender

offer, 5% of the average middle market quotations for

 such shares derived from the London Stock Exchange

Daily Official List, over the previous 5 business

days immediately preceding the date on which the

terms of the tender offer are announced;  Authority

expires the earlier of the conclusion of the next AGM

 of the Company or 10 NOV 2011 ; Contd.

PROPOSAL #CONT: Contd. and the Company, before the            ISSUER             NO              N/A                  N/A

expiry, may make a contract to purchase ordinary

shares which will or may be executed wholly or partly

 after such expiry; and all shares purchased pursuant

 to the authority conferred by this resolution 11

shall be cancelled immediately on completion of the

purchase or held in treasury

PROPOSAL #13: Approve and adopt the rules of the                ISSUER            YES             FOR                  FOR

Capita Group Plc SAYE Plan  the SAYE Plan , the

principal terms as specified and authorize the

Directors of the Company to make such amendments to

the SAYE Plan as may be necessary to obtain HMRC, to

the SAYE Plan and to do all things necessary to carry

 the SAYE Plan into effect; and authorize the

Directors of the Company to establish further plans

based on the SAYE Plan but modified to take account

of local tax, exchange control or securities Laws in

any overseas jurisdiction provided that the shares

made available under the SAYE Plan are treated as

counting towards the limits on participation in the

PROPOSAL #14: Approve and adopt the rules of the                ISSUER            YES             FOR                  FOR

Capita Group Plc 2010 Deferred Annual Bonus Plan  the

 DAB Plan , the principal terms as specified and

authorize the Directors of the Company to do or

procure to be done all such acts and things as they,

in their absolute discretion may consider necessary

or desirable to implement the DAB Plan in accordance

with its terms; and authorize the Directors of the

Company to establish further plans based on the DAB

Plan but modified to take account of local tax,

exchange control or securities Laws in any overseas

jurisdiction provided that the shares made available

under such further Plans are treated as counting

towards the limits on participation in the DAB Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAPITAL ONE FINANCIAL CORPORATION

  TICKER:                  COF                 CUSIP:   14040H105

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: W. RONALD DIETZ           ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: LEWIS HAY, III             ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: MAYO A. SHATTUCK         ISSUER            YES             FOR                  FOR

III

PROPOSAL #02: RATIFICATION OF SELECTION OF ERNST &            ISSUER            YES             FOR                  FOR

YOUNG LLP AS INDEPENDENT AUDITORS OF THE CORPORATION

FOR 2010.

PROPOSAL #03: ADVISORY APPROVAL OF CAPITAL ONE'S 2009        ISSUER            YES             FOR                  FOR

 NAMED EXECUTIVE OFFICER COMPENSATION.

PROPOSAL #04: STOCKHOLDER PROPOSAL REGARDING SENIOR      SHAREHOLDER        YES         AGAINST               FOR

EXECUTIVE STOCK RETENTION REQUIREMENTS.

PROPOSAL #05: STOCKHOLDER PROPOSAL REGARDING BOARD        SHAREHOLDER        YES             FOR               AGAINST

DECLASSIFICATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARDINAL HEALTH, INC.

  TICKER:                  CAH                 CUSIP:   14149Y108

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: COLLEEN F. ARNOLD        ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: GEORGE S. BARRETT        ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: GLENN A. BRITT             ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: CALVIN DARDEN               ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: BRUCE L. DOWNEY           ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: JOHN F. FINN                ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: GREGORY B. KENNY         ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: RICHARD C.                   ISSUER            YES             FOR                  FOR

NOTEBAERT

PROPOSAL #1I: ELECTION OF DIRECTOR: DAVID W. RAISBECK        ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: JEAN G.                        ISSUER            YES             FOR                  FOR

SPAULDING, M.D.

PROPOSAL #02: TO RATIFY THE SELECTION OF ERNST &                ISSUER            YES             FOR                  FOR

YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM.

PROPOSAL #03: TO RE-APPROVE MATERIAL TERMS OF THE              ISSUER            YES             FOR                  FOR

PERFORMANCE CRITERIA UNDER CARDINAL HEALTH'S AMENDED

& RESTATED MANAGEMENT INCENTIVE PLAN.

PROPOSAL #04: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

PERFORMANCE-BASED STOCK OPTIONS.

PROPOSAL #05: SHAREHOLDER PROPOSAL TO AMEND THE CODE    SHAREHOLDER        YES         AGAINST               FOR

OF REGULATIONS TO REQUIRE THAT THE CHAIRMAN OF THE

BOARD BE AN INDEPENDENT DIRECTOR.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARLSBERG AS

  TICKER:                  N/A                 CUSIP:   K36628137

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report on the activities of         ISSUER             NO              N/A                  N/A

the Company in the past year

PROPOSAL #2: Approve the audited annual report for            ISSUER            YES             FOR                  FOR

approval and grant discharge to the Supervisory Board

 and the Executive Board from their obligations

PROPOSAL #3: Approve the proposal for distribution of        ISSUER            YES             FOR                  FOR

 the profit for the year, including declaration of

dividends; the Supervisory Board proposes a dividend

of DKK 3.50 per share

PROPOSAL #4: Approve the Treasury Shares; the                     ISSUER            YES         AGAINST           AGAINST

Supervisory Board requests the authorization of the

general meeting to acquire treasury shares until 24

MAR 2015 at a nominal value of up to 10% of the

nominal share capital at the price quoted on the

Copenhagen Stock Exchange at the time of the

acquisition with a deviation of up to 10%

PROPOSAL #5.a: Approve to change Articles and to                ISSUER            YES             FOR                  FOR

revise the Articles of Association partly as a result

 of the new Danish Companies Act which enters into

force on 01 MAR 2010 and partly as a result of a

general update of the Articles of Association: the

change of Article 2: the present provision regarding

registered office lapses

PROPOSAL #5.b: Approve to change Articles and to                ISSUER            YES             FOR                  FOR

revise the Articles of Association partly as a result

 of the new Danish Companies Act which enters into

force on 01 MAR 2010 and partly as a result of a

general update of the Articles of Association: the

new Article 2: Company's corporate language is English

PROPOSAL #5.c: Approve to change Articles and to                ISSUER            YES             FOR                  FOR

revise the Articles of Association partly as a result

 of the new Danish Companies Act which enters into

force on 01 MAR 2010 and partly as a result of a

general update of the Articles of Association: the

new Article 14: Electronic Communication  Article 8

has lapsed and Articles 9 to 14 are renumbered to

Articles 8 to 13  as specified

PROPOSAL #5.d: Approve to change Articles and to                ISSUER            YES             FOR                  FOR

revise the Articles of Association partly as a result

 of the new Danish Companies Act which enters into

force on 01 MAR 2010 and partly as a result of a

general update of the Articles of Association: change

 of Article 15 (1): notice convening general meeting

 as specified

PROPOSAL #5.e: Approve to change Articles and to                ISSUER            YES             FOR                  FOR

revise the Articles of Association partly as a result

 of the new Danish Companies Act which enters into

force on 01 MAR 2010 and partly as a result of a

general update of the Articles of Association: change

 of Article 17: EGM  as specified

PROPOSAL #5.f: Approve to change Articles and to                ISSUER            YES             FOR                  FOR

revise the Articles of Association partly as a result

 of the new Danish Companies Act which enters into

force on 01 MAR 2010 and partly as a result of a

general update of the Articles of Association: change

 of Article 18: Adjournment of a commenced general

meeting  as specified

PROPOSAL #5.g: Approve to change Articles and to                ISSUER            YES             FOR                  FOR

revise the Articles of Association partly as a result

 of the new Danish Companies Act which enters into

force on 01 MAR 2010 and partly as a result of a

general update of the Articles of Association: change

 of Article 19: Adjournment of a commenced general

meeting  as specified

PROPOSAL #5.h: Approve to change Articles and to                ISSUER            YES             FOR                  FOR

revise the Articles of Association partly as a result

 of the new Danish Companies Act which enters into

force on 01 MAR 2010 and partly as a result of a

general update of the Articles of Association: change

 of Article 20: right to attend the general meeting

as specified

PROPOSAL #5.i: Approve to change Articles and to                ISSUER            YES             FOR                  FOR

revise the Articles of Association partly as a result

 of the new Danish Companies Act which enters into

force on 01 MAR 2010 and partly as a result of a

general update of the Articles of Association: change

 of Article 21 (1): submission of subjects for the

agenda of the general meeting; time-limits  as

specified

PROPOSAL #5.j: Approve to change Articles and to                ISSUER            YES             FOR                  FOR

revise the Articles of Association partly as a result

 of the new Danish Companies Act which enters into

force on 01 MAR 2010 and partly as a result of a

general update of the Articles of Association: change

 of Article 22: rules regarding proxy  as specified

PROPOSAL #5.k: Approve to change Articles and to                ISSUER            YES             FOR                  FOR

revise the Articles of Association partly as a result

 of the new Danish Companies Act which enters into

force on 01 MAR 2010 and partly as a result of a

general update of the Articles of Association: change

 of Article 24 (2. f): agenda item for the AGM  as

specified

PROPOSAL #5.l: Approve to change Articles and to                ISSUER            YES             FOR                  FOR

revise the Articles of Association partly as a result

 of the new Danish Companies Act which enters into

force on 01 MAR 2010 and partly as a result of a

general update of the Articles of Association: change

 of Article 26 (2): availability of minutes from the

general meeting  as specified

PROPOSAL #5.m: Approve to change Articles and to                ISSUER            YES             FOR                  FOR

revise the Articles of Association partly as a result

 of the new Danish Companies Act which enters into

force on 01 MAR 2010 and partly as a result of a

general update of the Articles of Association:

authorize the Supervisory Board to make the

appropriate changes to the references and terms and

definitions in the Articles of Association as a

result of the entering into force of the new

Companies Act, including changing the Danish word

aktiebog  shareholders' register  to ejerbog

shareholders' register  and aktieselskabsloven

public Companies Act  to selskabsloven  Companies Act

  and to change Vardipapircentralen to VP Securities

A/S and finally to make such alterations and

additions to the resolutions passed and in other

conditions as may be required by the commerce and

Companies agency in order to register the resolutions

 adopted at the general meeting

PROPOSAL #6.a: Re-elect Jess Soderberg as a member to        ISSUER            YES             FOR                  FOR

 the Supervisory Board, who retires by rotation in

accordance with Article 27(3)

PROPOSAL #6.b: Re-elect Flemming Besenbacher as a              ISSUER            YES             FOR                  FOR

member to the Supervisory Board, who retires by

rotation in accordance with Article 27(3)

PROPOSAL #6.c: Re-elect Per Ohrgaard as a member to          ISSUER            YES             FOR                  FOR

the Supervisory Board, who retires by rotation in

accordance with Article 27(3)

PROPOSAL #6.d: Election of Lars Stemmerik as a member        ISSUER            YES             FOR                  FOR

 to the Supervisory Board

PROPOSAL #7: Re-elect KPMG Statsautoriseret                        ISSUER            YES             FOR                  FOR

Revisionspartnerselskab as the state-authorized

Public Accountant to audit the accounts for the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARLSBERG BREWERY MALAYSIA BERHAD

  TICKER:                  N/A                 CUSIP:   Y11220103

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, subject to                 ISSUER            YES             FOR                  FOR

requisite approvals being obtained from the relevant

authorities, if any, to acquire the entire equity

interest in CSPL from Carlsberg Asia Pte. Ltd.

[CAPL], comprising 1,000,000 ordinary shares, for a

cash consideration of MYR 370 million, subject to

adjustment upon the terms and conditions of the sale

and purchase agreement entered into on 08 SEP 2009

between the Company and CAPL, the salient terms of

which are more particularly set out in Section 2 of

the circular to the shareholders of the Company dated

 08 OCT 2009; and authorize the Directors to do all

such acts, deeds and things and to take all such

decisions as they may in their absolute discretion

deem fit, necessary, expedient or appropriate in the

best interest of the Company and to execute, sign and

 deliver on behalf of the Company all such

agreements, arrangements and documents as may be

necessary to give full effect to, complete and

implement the Proposed Acquisition; to do all acts

and things as they may consider necessary or

expedient in the best interest of the Company with

full powers to assent to any condition, modification,

 variation or amendment as may be required, or

imposed by the relevant authorities, and to take all

steps and to enter into all such agreements,

arrangements, undertakings, indemnities, transfers,

assignments and guarantees with any party or parties

and to carry out any other matters as may be required

 to implement, finalize and give full effect to the

Proposed Acquisition; approve to affixed the Common

Seal of the Company to any agreement, deed or

document to be entered into by the Company in

connection with the Proposed Acquisition, if so

required, in accordance with the Articles of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARLSBERG BREWERY MALAYSIA BERHAD

  TICKER:                  N/A                 CUSIP:   Y11220103

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Audited financial         ISSUER            YES             FOR                  FOR

statements of the Group and the Company for YE 31 DEC

 2009, together with the reports of the Directors and

 Auditors thereon

PROPOSAL #2: Approve the payment of a final dividend         ISSUER            YES             FOR                  FOR

of 7.5 sen per MYR 0.50 sen share less Malaysian

income tax and a special dividend of 10.5 sen per MYR

 0.50 share less malaysian income tax in respect of

the FYE 31 DEC 2009

PROPOSAL #3: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

MYR 286,000 for the FYE 31 DEC 2009

PROPOSAL #4: Re-appoint Messrs KPMG as the Auditors          ISSUER            YES             FOR                  FOR

of the Company and authorize the Directors to fix

their remuneration

PROPOSAL #5: Re-elect Graham James Fewkes who retires        ISSUER            YES             FOR                  FOR

 pursuant to Article 92 a  of the Articles of

Association of the Company

PROPOSAL #6: Re-elect Soren Ravn as a Director, who          ISSUER            YES             FOR                  FOR

retires pursuant to Article 92 e  of the Articles of

Association of the Company

PROPOSAL #7: Re-elect Roy Enzo Bagattini as a                     ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 92 e  of

the Articles of Association of the Company

PROPOSAL #8: Re-appoint, pursuant to Section 129(6)          ISSUER            YES             FOR                  FOR

of the Companies Act, 1965, Datuk M.R. Gopala

Krishnan C.R.K. Pillai, as a Director of the Company

and to hold office until the conclusion of the next

AGM of the Company

PROPOSAL #9: Approve that subject always to the                 ISSUER            YES             FOR                  FOR

Companies Act, 1965, the Articles of Association of

the Company and the approvals of the relevant

governmental/regulatory authorities, the Directors be

 authorize, pursuant to Section 132D of the Companies

 Act, 1965, to issue and allot shares in the Company

from time to time and upon such terms and conditions

and for such purposes as the Directors may deem fit

provided that the aggregate number of shares issued

pursuant to this Resolution in any one FY does not

exceed 10% of the issued and paid-up share capital of

 the Company for the time being; and authorize the

Directors be to obtain the approval for the listing

of and quotation for the additional shares so issued

on the Bursa Malaysia Securities Berhad and

Authority expires at the conclusion of the next AGM

of the Company

PROPOSAL #10: Approve that subject to compliance with        ISSUER            YES             FOR                  FOR

 Section 67A of the Companies Act 1965, the

requirements of Main Market Listing Requirements of

Bursa Malaysia Securities Berhad (Bursa Securities)

and any prevailing laws, rules, regulations, orders,

guidelines and requirements issued by any relevant

authority, approval be given to the Company to

utilize not more than MYR 288.6 million being the

combined total of the audited distributable retained

earnings and share premium reserves of the Company as

 at 31 DEC 2009 which stood at MYR 281.2 million and

MYR 7.4 million respectively, to purchase on Bursa

Securities up to 28,477,800 ordinary shares of MYR

0.50 each of the Company which together with the

2,330,000 ordinary shares of MYR 0.50 each already

purchased earlier and retained as treasury shares,

represents 10% of the enlarged issued and paid-up

share capital of 308,078,000 ordinary shares of MYR

0.50 each and that upon completion of the purcha

PROPOSAL #11: Authorize the Company and its                        ISSUER            YES             FOR                  FOR

subsidiaries to enter into and give effect to

specified recurrent related party transactions of a

revenue or trading nature and with specified classes

of the related parties as stated in Section 3.3 of

the Circular to Shareholders dated 5 April 2010 which

 are necessary for the Group'S day to day operations

subject to the following: (a) the transactions are in

 the ordinary course of business and are on terms not

 more favorable to the related parties than those

generally available to the public where applicable

and are not to the detriment of the minority

shareholders; (b) disclosure is made in the annual

report of the aggregate value of transactions

conducted pursuant to the shareholders  CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARREFOUR SA, PARIS

  TICKER:                  N/A                 CUSIP:   F13923119

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements

PROPOSAL #O.3: Approve pursuant to Article L.225-42-1        ISSUER            YES         AGAINST           AGAINST

 of the Commercial Code

PROPOSAL #O.4: Approve pursuant to Article L.225-42-1        ISSUER            YES             FOR                  FOR

 of the Commercial Code

PROPOSAL #O.5: Approve the allocation of income and          ISSUER            YES             FOR                  FOR

setting of the dividend

PROPOSAL #O.6: Approve to renew Mrs. Anne-Claire                ISSUER            YES             FOR                  FOR

Taittinger's term as a Board Member

PROPOSAL #O.7: Approve to renew Mr. Sebastien Bazin's        ISSUER            YES             FOR                  FOR

 term as a Board Member

PROPOSAL #O.8: Approve to renew Mr. Thierry Breton's         ISSUER            YES             FOR                  FOR

term as a Board Member

PROPOSAL #O.9: Approve to renew Mr. Charles                        ISSUER            YES             FOR                  FOR

Edelstenne's term as a Board Member

PROPOSAL #O.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

operate on the Company's shares

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the share capital

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

grant options to purchase shares of the Company in

favor of the Employees or Officers of the Company or

its Subsidiaries

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out free allocations of shares with or without

performance conditions, in favor of the Employees or

Corporate Officers of the Company or its Subsidiaries

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CASEY'S GENERAL STORES, INC.

  TICKER:                  CASY               CUSIP:   147528103

  MEETING DATE:      9/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: RONALD M. LAMB                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT J. MYERS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DIANE C. BRIDGEWATER                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHNNY DANOS                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: H. LYNN HORAK                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KENNETH H. HAYNIE                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM C. KIMBALL                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JEFFREY M. LAMBERTI                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD A. WILKEY                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF KPMG LLP          ISSUER            YES             FOR                  FOR

AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR FISCAL

 YEAR 2010.

PROPOSAL #03: TO APPROVE THE CASEY'S GENERAL STORES,         ISSUER            YES             FOR                  FOR

INC. 2009 STOCK INCENTIVE PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CATALYST PAPER CORPORATION

  TICKER:                  N/A                 CUSIP:   14888T104

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Thomas S. Chambers as the         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #1.2: Election of Gary Collins as the                   ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #1.3: Election of Michel Desbiens as the              ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #1.4: Election of William F. Dickson as the         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #1.5: Election of Benjamin C. Duster, IV as         ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #1.6: Election of Richard Garneau as the              ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #1.7: Election of Denis Jean as the Directors      ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Election of Jeffrey G. Marshall as the        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #1.9: Election of Amit B. Wadhwaney as the          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #2: Re-appointment of KPMG LLP, Chartered            ISSUER            YES             FOR                  FOR

Accountants, as auditors of the corporation

PROPOSAL #3: Amend to the Corporation's Restricted            ISSUER            YES             FOR                  FOR

Share Unit Plan to increase the maximum number of

common shares of the corporation that may be reserved

 for issuance under the plan from 7,000,000 to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAVCO INDUSTRIES, INC.

  TICKER:                  CVCO               CUSIP:   149568107

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DAVID A. GREENBLATT                             ISSUER            YES             FOR                  FOR

PROPOSAL #02: THE RE-APPROVAL OF THE MATERIAL TERMS          ISSUER            YES             FOR                  FOR

OF THE PERFORMANCE GOALS FOR SECTION 162(M) AWARDS

UNDER THE CAVCO INDUSTRIES, INC. 2005 STOCK INCENTIVE

PROPOSAL #03: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

INDEPENDENT AUDITOR FOR FISCAL 2011.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CB RICHARD ELLIS GROUP, INC.

  TICKER:                  CBG                 CUSIP:   12497T101

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: RICHARD C. BLUM                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CURTIS F. FEENY                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BRADFORD M. FREEMAN                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL KANTOR                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: FREDERIC V. MALEK                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JANE J. SU                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LAURA D. TYSON                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BRETT WHITE                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GARY L. WILSON                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAY WIRTA                                              ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF INDEPENDENT REGISTERED         ISSUER            YES             FOR                  FOR

PUBLIC ACCOUNTING FIRM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CBS CORPORATION

  TICKER:                  CBSA               CUSIP:   124857103

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DAVID R. ANDELMAN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOSEPH A. CALIFANO, JR.                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM S. COHEN                                  ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: GARY L. COUNTRYMAN                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES K. GIFFORD                              ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: LEONARD GOLDBERG                                  ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: BRUCE S. GORDON                                    ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: LINDA M. GRIEGO                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ARNOLD KOPELSON                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LESLIE MOONVES                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DOUG MORRIS                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SHARI REDSTONE                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SUMNER M. REDSTONE                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: FREDERIC V. SALERNO                             ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP TO SERVE AS THE COMPANY'S

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR

FISCAL YEAR 2010.

PROPOSAL #03: A PROPOSAL TO RE-APPROVE THE MATERIAL          ISSUER            YES             FOR                  FOR

TERMS OF THE PERFORMANCE GOALS IN THE COMPANY'S

SENIOR EXECUTIVE SHORT-TERM INCENTIVE PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CC MEDIA HOLDINGS INC

  TICKER:                  CCMO               CUSIP:   12502P102

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: DAVID C. ABRAMS           ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: STEVEN W. BARNES         ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: RICHARD J.                   ISSUER            YES             FOR                  FOR

BRESSLER

PROPOSAL #1D: ELECTION OF DIRECTOR: CHARLES A. BRIZIUS      ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: JOHN P.                        ISSUER            YES             FOR                  FOR

CONNAUGHTON

PROPOSAL #1F: ELECTION OF DIRECTOR: BLAIR E. HENDRIX         ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: JONATHON S.                 ISSUER            YES             FOR                  FOR

JACOBSON

PROPOSAL #1H: ELECTION OF DIRECTOR: IAN K. LORING               ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: MARK P. MAYS                ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: RANDALL T. MAYS           ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: SCOTT M. SPERLING        ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: KENT R. WELDON             ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE SELECTION OF ERNST         ISSUER            YES             FOR                  FOR

& YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CELESIO AG, STUTTGART

  TICKER:                  N/A                 CUSIP:   D1497R112

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 85,050,000 as follows:

payment of a dividend of EUR 0.50 per no-par share

ex-dividend and payable date: 07 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the              ISSUER            YES             FOR                  FOR

2010 FY: Ernst + Young Gmbh, Stuttgart

PROPOSAL #6.: Authorization to acquire own shares the        ISSUER            YES         AGAINST           AGAINST

 Company shall be authorized to acquire own shares of

 up to 10% of its share capital, at a price not

differing more than 20% from the market price of the

shares, on or before 04 NOV 2011, the board of

Managing Directors shall be authorized to sell the

shares on the stock exchange or to offer them to all

shareholders, to use the shares for acquisition

purposes, to retire the shares, to dispose of the

shares in a manner other than the stock exchange or

an offer to all shareholders if the shares are sold

at a price not materially below their market price,

and to use the shares for satisfying option or

conversion rights

PROPOSAL #7.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

authorized capital 2009, the creation of new

authorized capital, and the corresponding amendment

to the Articles of Association the authorized capital

 2009 of up to EUR 65,318,400 shall be revoked, the

Board of Managing Directors shall be authorized, with

 the consent of the Supervisory Board, to increase

the share capital by up to EUR 65,318,400 through the

 issue of new registered no-par shares against

payment in cash and/or kind, on or before 05 MAY 2015

 [authorized capital 2010], shareholders shall be

granted subscription rights for a capital increase

against payment in cash, however, shareholders'

subscription rights may be excluded for residual

amounts, for the granting of such rights to

bondholders, for a capital increase of up to 10% of

the share capital if the shares are issued at a price

 not materially below their market price, and for a

capital increase against payment in kind

PROPOSAL #8.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendment to the Articles of Association the existing

 authorization given by the share-holders' meeting of

 08 MAY 2009, to issue bonds shall be revoked, the

Board of Managing Directors shall be authorized, with

 the consent of the Supervisory Board, to issue

bearer bonds of up to EUR 500,000,000 conferring

conversion and/or option rights for shares of the

Company, on or before 05 MAY 2015, shareholders shall

 be granted subscription rights except for residual

amounts, for the issue of bonds to holders of option

and/or conversion rights for shares of the Company,

and for the issue of bonds conferring conversion

and/or option rights for shares of the Company of up

to 10% of the share capital at a price not materially

 below their theoretical market value, the Company's

share capital shall be increased accordingly by up to

 EUR 21,772,800 through the issue of up to 17,010,000

 new registered no-par shares, insofar as conversion

and/or option rights are exercised [contingent

PROPOSAL #9.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in accordance with the law on the

implementation of the shareholder rights directive

[ARUG]; Section 6(3), in respect of the convocation

of the shareholders' meeting being published pursuant

 to the statutory regulations; Section 7(2), in

respect of shareholders who wish to participate in

the shareholders' meeting being obliged to register

with the Company at least six days prior to the

meeting; Section 7(3)-deletion; Section 7(4), in

respect of proxy-voting instructions being issued  in

 written form and the Company being authorized to

reject one or more proxies if a shareholder appoints

more than one proxy

PROPOSAL #10.: Amendment to Section 3(6) of the                 ISSUER            YES             FOR                  FOR

Articles of Association in respect of the

shareholders' right to certification of their shares

being excluded

PROPOSAL #11.: Election of Juergen Kluge to the                 ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #12.: Approval of the remuneration system            ISSUER            YES         AGAINST           AGAINST

for the Board of Managing Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTRAIS ELETRICAS BRASILEIRAS S A

  TICKER:                  N/A                 CUSIP:   P22854106

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To examine, discuss and approve the                ISSUER             NO              N/A                  N/A

financial statements relating to the FY that ended on

 31 DEC 2009

PROPOSAL #2: To decide on the allocation of the net          ISSUER             NO              N/A                  N/A

profits from the FY and the distribution of dividends

PROPOSAL #3: Election of the Members of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors, and to elect the Chairman

PROPOSAL #4: Election of the Members of the Finance          ISSUER            YES         AGAINST           AGAINST

Committee, and their respective

PROPOSAL #5: To set the global remuneration of the            ISSUER             NO              N/A                  N/A

Board of Directors, Finance Committee and the

Executive Directors

PROPOSAL #6: To decide on the newspapers in which              ISSUER             NO              N/A                  N/A

Company financial statements will be published

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CGI GROUP INC

  TICKER:                  N/A                 CUSIP:   39945C109

  MEETING DATE:      1/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect Claude Boivin as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Elect Bernard Bourigeaud as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Elect Jean Brassard as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Elect Robert Chevrier as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Elect Dominic D'Alessandro as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Elect Thomas P. D'Aquino as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Elect Paule Dore as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Elect Richard B. Evans as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Elect Serge Godin as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Elect Andre Imbeau as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Elect David L. Johnston as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Elect Gilles Labbe as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Elect Eileen A. Mercier as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Elect Michael E. Roach as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint Ernst & Young LLP as the                   ISSUER            YES             FOR                  FOR

Auditors and authorize the Audit and Risk

PROPOSAL #3.: Approve the amendment proposed to be            ISSUER            YES             FOR                  FOR

made to the Company's Share Option Plan for

Employees, Officers, Directors and Consultants of CGI

 Group Inc., its Subsidiaries and its Associates

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHAROEN POKPHAND FOODS PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y1296K117

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to adopt the minutes of the                ISSUER            YES             FOR                  FOR

annual general shareholders' meeting of 2009 .

PROPOSAL #2: Acknowledge the report on the company's         ISSUER            YES             FOR                  FOR

operations for the year 2009

PROPOSAL #3: Approve the balance sheet and the                   ISSUER            YES             FOR                  FOR

statement of income for the YE 31 DEC 2009 .

PROPOSAL #4: Acknowledge the interim dividend payment        ISSUER            YES             FOR                  FOR

 of the year 2009 .

PROPOSAL #5: Approve the appropriation of profit and         ISSUER            YES             FOR                  FOR

annual dividend payment for the year 2009

PROPOSAL #6: Appointment of the Directors to replace         ISSUER            YES             FOR                  FOR

Directors who retire by rotation and

PROPOSAL #7: Approve the remuneration for the                     ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #8: Appointment of the Company's Auditors            ISSUER            YES             FOR                  FOR

and fix the remuneration for the year

PROPOSAL #9: Approve to accept the entire business            ISSUER            YES             FOR                  FOR

transfer from Pokphand Aquatech Company Limited

PROPOSAL #10: Approve to respond to the queries                  ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHEVRON CORPORATION

  TICKER:                  CVX                 CUSIP:   166764100

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: S.H. ARMACOST               ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: L.F. DEILY                    ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: R.E. DENHAM                  ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: R.J. EATON                    ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: C. HAGEL                       ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: E. HERNANDEZ                ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: F.G. JENIFER                ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: G.L. KIRKLAND               ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: S. NUNN                         ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: D.B. RICE                      ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: K.W. SHARER                  ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: C.R. SHOEMATE               ISSUER            YES             FOR                  FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: J.G. STUMPF                  ISSUER            YES             FOR                  FOR

PROPOSAL #1N: ELECTION OF DIRECTOR: R.D. SUGAR                    ISSUER            YES             FOR                  FOR

PROPOSAL #1O: ELECTION OF DIRECTOR: C. WARE                         ISSUER            YES             FOR                  FOR

PROPOSAL #1P: ELECTION OF DIRECTOR: J.S. WATSON                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF INDEPENDENT REGISTERED         ISSUER            YES             FOR                  FOR

PUBLIC ACCOUNTING FIRM

PROPOSAL #03: AMENDMENT TO CHEVRON'S BY-LAWS TO                 ISSUER            YES             FOR                  FOR

REDUCE THE PERCENTAGE OF STOCKHOLDINGS REQUIRED FOR

STOCKHOLDERS TO CALL FOR SPECIAL MEETINGS

PROPOSAL #04: APPOINTMENT OF AN INDEPENDENT DIRECTOR    SHAREHOLDER        YES         AGAINST               FOR

WITH ENVIRONMENTAL EXPERTISE

PROPOSAL #05: HOLDING EQUITY-BASED COMPENSATION             SHAREHOLDER        YES         AGAINST               FOR

THROUGH RETIREMENT

PROPOSAL #06: DISCLOSURE OF PAYMENTS TO HOST                  SHAREHOLDER        YES         AGAINST               FOR

GOVERNMENTS

PROPOSAL #07: GUIDELINES FOR COUNTRY SELECTION                SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #08: FINANCIAL RISKS FROM CLIMATE CHANGE          SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #09: HUMAN RIGHTS COMMITTEE                                 SHAREHOLDER        YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA CONSTRUCTION BANK CORPORATION

  TICKER:                  N/A                 CUSIP:   Y1397N101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A shares and H shares: type and nominal value of

Rights Shares

PROPOSAL #S.1.2: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A shares and H shares: proportion and number of

shares to be issued

PROPOSAL #S.1.3: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A shares and H shares: subscription price of the

Rights Issue

PROPOSAL #S.1.4: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A shares and H shares: target subscribers

PROPOSAL #S.1.5: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A shares and H shares: use of proceeds

PROPOSAL #S.1.6: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A shares and H shares: arrangement for the

accumulated undistributed profits of the Bank prior

to the Rights Issue

PROPOSAL #S.1.7: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A shares and H shares: effective period of the

resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA CONSTRUCTION BANK CORPORATION

  TICKER:                  N/A                 CUSIP:   Y1397N101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2009 report of Board of              ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #2.: Approve the 2009 report of Board of              ISSUER            YES             FOR                  FOR

Supervisors

PROPOSAL #3.: Approve the 2009 final financial                   ISSUER            YES             FOR                  FOR

accounts

PROPOSAL #4.: Approve the 2010 fixed assets                        ISSUER            YES             FOR                  FOR

investment budget

PROPOSAL #5.: Approve the profit distribution plan            ISSUER            YES             FOR                  FOR

for 2009

PROPOSAL #6.: Approve the 2009 final emoluments                 ISSUER            YES             FOR                  FOR

distribution plan for Directors and Supervisors

PROPOSAL #7.: Approve the appointment of Auditors for        ISSUER            YES             FOR                  FOR

 2010

PROPOSAL #S.8.1: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A Shares and H Shares: Type and nominal value of

Rights Shares

PROPOSAL #s.8.2: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A Shares and H Shares: Proportion and number of

Shares to be issued

PROPOSAL #s.8.3: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A Shares and H Shares: Subscription Price of the

Rights Issue

PROPOSAL #s.8.4: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A Shares and H Shares: Target subscribers

PROPOSAL #s.8.5: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A Shares and H Shares: Use of Proceeds

PROPOSAL #s.8.6: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A Shares and H Shares: Arrangement for the

accumulated undistributed profits of the Bank prior

to the Rights Issue

PROPOSAL #s.8.7: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A Shares and H Shares: Effective period of the

resolution

PROPOSAL #s.9: Approve the authorizations for the              ISSUER            YES             FOR                  FOR

Rights Issue of A shares and H shares

PROPOSAL #10.: Approve the feasibility report on the         ISSUER            YES             FOR                  FOR

proposed use of proceeds raised from the rights issue

 of A shares and H shares

PROPOSAL #11.: Approve the report on the use of                 ISSUER            YES             FOR                  FOR

proceeds from the previous A share issue

PROPOSAL #12.: Approve the mid-term plan of capital          ISSUER            YES             FOR                  FOR

management

PROPOSAL #13.1: Election of Mr. Guo Shuqing to                   ISSUER            YES             FOR                  FOR

continue serving as an Executive Director of the Bank

PROPOSAL #13.2: Election of Mr. Zhang Jianguo to                ISSUER            YES             FOR                  FOR

continue serving as an Executive Director of the Bank

PROPOSAL #13.3: Election of Lord Peter Levene to                ISSUER            YES             FOR                  FOR

continue serving as an Independent Non-Executive

Director of the Bank

PROPOSAL #13.4: Election of Dame Jenny Shipley to              ISSUER            YES             FOR                  FOR

continue serving as an Independent Non-Executive

Director of the Bank

PROPOSAL #13.5: Election of Ms. Elaine La Roche to            ISSUER            YES             FOR                  FOR

continue serving as an Independent Non-Executive

Director of the Bank

PROPOSAL #13.6: Election of Mr. Wong Kai-Man to                 ISSUER            YES             FOR                  FOR

continue serving as an Independent Non-Executive

Director of the Bank

PROPOSAL #13.7: Election of Ms. Sue Yang to serve as         ISSUER            YES             FOR                  FOR

Non-Executive Director of the Bank

PROPOSAL #13.8: Election of Mr. Yam Chi Kwong, Joseph        ISSUER            YES             FOR                  FOR

 to serve as an Independent Non-Executive Director of

 the Bank

PROPOSAL #13.9: Election of Mr. Zhao Xijun to serve          ISSUER            YES             FOR                  FOR

as an Independent Non-Executive Director of the Bank

PROPOSAL #14.1: Election of Mr. Xie Duyang to                     ISSUER            YES             FOR                  FOR

continue serving as shareholder representative

Supervisor of the Bank

PROPOSAL #14.2: Election of Ms. Liu Jin to continue          ISSUER            YES             FOR                  FOR

serving as shareholder representative Supervisor of

the Bank

PROPOSAL #14.3: Election of Mr. Guo Feng to continue         ISSUER            YES             FOR                  FOR

serving as External Supervisor of the Bank

PROPOSAL #14.4: Election of Mr. Dai Deming to                     ISSUER            YES             FOR                  FOR

continue serving as External Supervisor of the Bank

PROPOSAL #14.5: Election of Mr. Song Fengming to                ISSUER            YES             FOR                  FOR

serve as shareholder representative Supervisor of the

PROPOSAL #15.1: Election of Mr. Zhu xiaohuang as an          ISSUER            YES             FOR                  FOR

Executive Director of the bank

PROPOSAL #15.2: Election of Ms. Wang Shumin as an              ISSUER            YES             FOR                  FOR

Non-Executive Director of the bank

PROPOSAL #15.3: Election of Mr. Wang Yong as an Non-         ISSUER            YES             FOR                  FOR

Executive Director of the bank

PROPOSAL #15.4: Election of Ms. Li Xiaoling as an              ISSUER            YES             FOR                  FOR

Non-Executive Director of the bank

PROPOSAL #15.5: Election of Mr. Zhu Zhenmin as an              ISSUER            YES             FOR                  FOR

Non-Executive Director of the bank

PROPOSAL #15.6: Election of Mr. Lu Xiaoma as an Non-         ISSUER            YES             FOR                  FOR

Executive Director of the bank

PROPOSAL #15.7: Election of Ms. Chen Yuanling as an          ISSUER            YES             FOR                  FOR

Non-Executive Director of the bank

PROPOSAL #16.: Approve the adjustment of items of              ISSUER            YES             FOR                  FOR

delegation of authorities by the shareholders'

general  meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA MOBILE LTD

  TICKER:                  N/A                 CUSIP:   Y14965100

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the Audited                     ISSUER            YES             FOR                  FOR

financial statements and the Reports of the Directors

 and Auditors of the Company and its subsidiaries for

 the YE 31 DEC 2009

PROPOSAL #2: Approve to declare a final dividend for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #3.i: Re-election of Li Yue as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #3.ii: Re-election of Lu Xiangdong as a                ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.iii: Re-election of Xin Fanfei as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iv: Re-election of Frank Wong Kwong Shing        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #4: Re-appointment of Messrs. KPMG as the            ISSUER            YES             FOR                  FOR

Auditors and to authorise the Directors to fix their

remuneration

PROPOSAL #5: Authorize the Directors during the                 ISSUER            YES             FOR                  FOR

relevant period of all the powers of the Company to

purchase shares of HKD 0.10 each in the capital of

the Company including any form of depositary receipt

representing the right to receive such shares  Shares

 ; and the aggregate nominal amount of shares which

may be purchased on The Stock Exchange of Hong Kong

Limited or any other stock exchange on which

securities of the Company may be listed and which is

recognized for this purpose by the Securities and

Futures Commission of Hong Kong and The Stock

Exchange of Hong Kong Limited shall not exceed or

represent more than 10% of the aggregate nominal

amount of the share capital of the Company in issue

at the date of passing this resolution, and the said

approval shall be limited accordingly; CONTD..

PROPOSAL #6: Authorize the Directors to exercise full        ISSUER            YES             FOR                  FOR

 powers of the Company to allot, issue and deal with

additional shares in the Company  including the

making and granting of offers, agreements and options

 which might require shares to be allotted, whether

during the continuance of such mandate or thereafter

provided that, otherwise than pursuant to (i) a

rights issue where shares are offered to shareholders

 on a fixed record date in proportion to their then

holdings of shares; (ii) the exercise of options

granted under any share option scheme adopted by the

Company; (iii) any scrip dividend or similar

arrangement providing for the allotment of shares in

lieu of the whole or part of a dividend in accordance

 with the Articles of Association of the Company, the

 aggregate nominal amount of the shares allotted

shall not exceed the CONTD..

PROPOSAL #7: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to exercise the powers of the Company referred to in

the resolution as specified in item 6 in the notice

of this meeting in respect of the share capital of

the Company as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA NATIONAL BUILDING MATERIAL COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y15045100

  MEETING DATE:      8/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the 10 Share                     ISSUER            YES             FOR                  FOR

Acquisition Agreements entered into between the

Company, Sanshi Group, Parent and Shanghai Lixin

Zhongcheng Asset and Equity Management on 26 JUN 2009

 relating to the acquisition of a further 45% equity

interests in Sanshi Hede, further 38% equity

interests in Shaoxing Sanshi, further 40% equity

interests in Jiande Sanshi, further 49% equity

interests in Tonglu Sanshi, further 46% equity

interests in Sanshi Jiaxing, 38% equity interests in

Sanshi Changxing, 67.46% equity interests in Sanshi

Cement, 6.75% equity interests in Sanshi Wutong, 51%

equity interests in Sanshi Xiaopu, and 44.8% equity

interests in Fuyang Sanshi held by Sanshi Group

PROPOSAL #2.: Approve, subject to the approval of the        ISSUER            YES             FOR                  FOR

 special resolution below, the appointment of Mr. Cui

 Xingtai as an Executive Director of the Company to

hold office with effect from the date of the passing

of this resolution until 30 JUN 2011

PROPOSAL #S.3: Amend the existing Articles of                     ISSUER            YES             FOR                  FOR

Association of the Company as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA NATIONAL BUILDING MATERIAL COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y15045100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company  the Board  for the YE 31

DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the report of the Auditors and          ISSUER            YES             FOR                  FOR

audited financial statements of the Company for the

YE 31 DEC 2009

PROPOSAL #4: Approve the proposed profit distribution        ISSUER            YES             FOR                  FOR

 plan and the final dividend distribution plan of the

 Company for the YE 31 DEC 2009 and authorize the

Board to distribute such final dividend to the

shareholders of the Company

PROPOSAL #5: Authorize the Board to deal with all              ISSUER            YES             FOR                  FOR

matters in relation to the Company's distribution of

interim dividend for the year 2010 in its absolute

discretion  including, but not limited to,

determining whether to distribute interim dividend

for the year 2010

PROPOSAL #6: Approve the continuation of appointment         ISSUER            YES             FOR                  FOR

of Vocation International Certified Public

Accountants Co., Ltd. as the PRC Auditors of the

Company and UHY Vocation HK CPA Limited as the

International Auditors of the Company, to hold office

 until the conclusion of the next AGM of the Company

and authorize the Board to determine their

PROPOSAL #S.7: Authorizer the Board, for purpose of          ISSUER            YES             FOR                  FOR

increasing the flexibility and efficiency in

operation, to allot, issue and deal with additional

Domestic Shares not exceeding 20% of the Domestic

Shares in issue and additional H Shares not exceeding

 20% of the H Shares in issue and to make

corresponding amendments to the Articles of

Association of the Company as it thinks fit so as to

reflect the new share capital structure upon the

allotment or issuance of shares

PROPOSAL #S.8: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company to reflect the change of the name of

China National Building Material Group Corporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA PETE & CHEM CORP

  TICKER:                  N/A                 CUSIP:   Y15010104

  MEETING DATE:      10/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve: a) the Mutual Supply Agreement        ISSUER            YES             FOR                  FOR

 Amendments, the Major Continuing Connected

Transactions and its caps for the 3 years ending on

31 DEC 2012; b) the Non-Major Continuing Connected

Transactions; and authorize Mr. Wang Xinhua, the

Chief Financial Officer of Sinopec Corp., to sign or

execute such other documents or supplemental

agreements or deeds on behalf of Sinopec Corp. and to

 do such things and take all such actions pursuant to

 the relevant Board resolutions as necessary or

desirable for the purpose of giving effect to the

above resolution with such changes as he (or she) may

 consider necessary, desirable or expedient

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA TELECOM CORP LTD

  TICKER:                  N/A                 CUSIP:   Y1505D102

  MEETING DATE:      12/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the continuing connected                   ISSUER            YES             FOR                  FOR

transactions contemplated under the Engineering

Framework Agreement [as amended by its supplemental

agreements], together with the proposed annual cap;

and authorize any Director of the Company to do all

such further acts and things and execute such further

 documents and take all such steps which in their

opinion as may be necessary, desirable or expedient

to implement and/or give effect to the terms of such

continuing connected transactions

PROPOSAL #2.: Approve the continuing connected                   ISSUER            YES             FOR                  FOR

transactions contemplated under the Ancillary

Telecommunications Services Framework Agreement [as

amended by its supplemental agreements], together

with the proposed annual cap; and authorize any

Director of the Company to do all such further acts

and things and execute such further documents and

take all such steps which in their opinion as may be

necessary, desirable or expedient to implement and/or

 give effect to the terms of such continuing

PROPOSAL #3.: Approve the continuing connected                   ISSUER            YES             FOR                  FOR

transactions contemplated under the Strategic

Agreement and its Supplemental Agreement [as amended

by the 2009 Supplemental Agreement]; and authorize

any Director of the Company to do all such further

acts and things and execute such further documents

and take all such steps which in their opinion as may

 be necessary, desirable or expedient to implement

and/or give effect to the terms of such continuing

connected transactions

PROPOSAL #4.: Elect Mr. Miao Jianhua as a Supervisor         ISSUER            YES             FOR                  FOR

of the Company, effective from the date of this

resolution until the AGM of the Company for the year

2010 to be held in 2011; authorize any Director of

the Company to sign, on behalf of the Company, the

Supervisor's service contract with Mr. Miao Jianhua;

and authorize the Supervisory Committee of the

Company to determine Mr. Miao Jianhua's remuneration

PROPOSAL #S.5: Amend Article 13 of the Articles of            ISSUER            YES             FOR                  FOR

Association of the Company; and authorize any

Director of the Company to take all actions which in

his/her opinion is necessary or desirable to complete

 the procedures for the approval and/or registration

or filing of the aforementioned amendments to the

Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHIN-POON INDUSTRIAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y15427100

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and the          ISSUER             NO              N/A                  N/A

2010 business plans

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.5 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Approve the establishment for the                ISSUER            YES             FOR                  FOR

rules of Supervisors authority

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUBU ELECTRIC POWER COMPANY,INCORPORATED

  TICKER:                  N/A                 CUSIP:   J06510101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Shareholders' Proposals: Approve                   ISSUER            YES         AGAINST               FOR

Appropriation of Retained Earnings

PROPOSAL #5.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Remove Pluthermal Nuclear Power Generation from

Business Lines

PROPOSAL #6.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Close Safely the Hamaoka Nuclear Power Plants

(Unit 3 to 5) Located at the Epicenter of the

Expected Tokai Earthquake

PROPOSAL #7.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Develop Small Scale Distributed Power Plant

Utilizing Natural Energy

PROPOSAL #8.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Freeze Centralization of Large Scale Power Plant

for Enhancement of Stable Energy Supply

PROPOSAL #9.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Enhance Disclosure of Information

PROPOSAL #10.: Shareholders' Proposals: Amend                     ISSUER            YES         AGAINST               FOR

Articles to Withdraw from Development Corporation of

the Monju Fast Breeder Reactor

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUNGHWA TELECOM CO LTD

  TICKER:                  N/A                 CUSIP:   Y1613J108

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 4.06 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the adjustment of capital                ISSUER            YES             FOR                  FOR

construction

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6.1: Election of Shyue-Ching Lu [Name:            ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.2: Election of Shaio-Tung Chang [Name:         ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.3: Election of Mu-Shun Lin [Name:                 ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.4: Election of Guo-Shin Lee [Name:                ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.5: Election of Jennifer Yuh-Jen Wu                ISSUER            YES             FOR                  FOR

[Name: Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.6: Election Shih-Wei Pan [Name:                     ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.7: Election of Gordon S. Chen [Name:            ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.8: Election of Yi-Bing Lin [Name:                 ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.9: Election of Shen-Ching Chen [Name:          ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B6.10: Election of Shih-Peng Tsai [Name:            ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B6.11: Election of Zse-Hong Tsai as an                ISSUER            YES             FOR                  FOR

Independent Director, ID No. B120582658

PROPOSAL #B6.12: Election of C.Y. Wang as an                       ISSUER            YES             FOR                  FOR

Independent Director, ID No. A101021362

PROPOSAL #B6.13: Election of Rebecca Chung-Fern Wu as        ISSUER            YES             FOR                  FOR

 an Independent Director, ID No. Y220399911

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIA DE FERRO LIGAS DA BAHIA-FERBASA

  TICKER:                  N/A                 CUSIP:   P3054X117

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to take the knowledge of the              ISSUER             NO              N/A                  N/A

Directors accounts, to examine, discuss and approve

the Company's consolidated financial statements

relating to the fiscal year that ended on 31 DEC 2009

PROPOSAL #2: Approve to decide on the allocation of          ISSUER             NO              N/A                  N/A

the result of the fiscal year and on the distribution

 of dividends

PROPOSAL #3: Approve the capital budget                                ISSUER             NO              N/A                  N/A

PROPOSAL #4: Election of Messrs Pedro Barbosa de                ISSUER            YES             FOR                  FOR

Deus, Aluisio Marins, Jose Eduardo Cabral de

Carvalho, Adelmo Jose Melgaco, Mario Odiniz Nacif,

Geraldo de Oliveira Lopes, Getulio Lamartine de Paula

 Fonseca, Armando Bento Chagas, Dilma Evangelista da

Silva, Luiz Claudio Ramos Cardoso as the Members of

the Board of Directors

PROPOSAL #5: Approve to set the global remuneration          ISSUER             NO              N/A                  N/A

of the Company Directors

PROPOSAL #6: Election of members of the finance                 ISSUER            YES             FOR                  FOR

committee and set their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIMB GROUP HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y1636J101

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

and the Company, subject to the passing of this

Resolution 2 and subject to the approvals being

obtained from the relevant regulatory authorities,

for the proposed SET Listing and all matters relating

 thereto as set out in the circular dated 14 APR 2010

 issued by the Company to its shareholders; on such

terms as the Company and the Directors shall

determine, to allot issue: i) up to 50 million new

CIMB shares in the event that the proposed bonus

issue [as defined below] is completed after the

launch of the initial public offering [IPO] [Scenario

 A]; or ii) up to 100 million new CIMB shares in the

event that the proposed bonus issue [as defined

below] is completed before the launch of the IPO

[Scenario B], [collectively referred to as the IPO

Shares], pursuant to the proposed SET listing, at

such issue price[s] to be determined at the Directors

 discretion and announced later; to allot and issue

up to 250,000 IPO Shares under scenario A or up to

500,000 IPO Shares under scenario B, to eligible

employees of the CIMB Thai Bank Public Company

Limited [formerly known as Bank Thai Public Company

Limited] and it subsidiaries at an issue price to be

determined at the Directors discretion and announced

at a later date; such issue price shall be at a

discount [to be determined by the Directors at their

discretion] to the price of the IPO shares offered to

 institutional and/or retail investors during the

IPO, but shall in no event be lower than the par

value of CIMB shares of RM 1.00 each; such IPO shares

 to be issued pursuant to the proposed SET listing

shall, upon allotment and issue, rank equally in all

respects with the existing CIMB shares, except for

any dividends, rights, benefits, entitlements and/or

other distributions, the entitlement date of which

precedes the date of allotment and issue of such IPO

shares pursuant to the proposed SET listing; to sign

and execute all documents, do all things and acts as

may be required to give effect to the aforesaid

proposed SET listing, to sign and execute all

documents, do all things and acts as may be required

to give effect to the aforesaid proposed SET Listing

with full powers to assent to any conditions

variations, modifications and/or amendments in any

manner as may be required by any relevant regulatory

authorities and to deal with all matters relating

thereto and to take all such steps and do all acts

and things in any manner as they deem necessary or

expedient to implement, finalize and give full effect

PROPOSAL #2: Approve, subject to the passing of                 ISSUER            YES             FOR                  FOR

Ordinary Resolution 3 and Special Resolution 1, to

increase the issued and paid-up share capital of the

Company by way of bonus issue of up to 3,582,387,823

new CIMB shares by capitalizing a sum of up to MYR

3,582,387,823 from the share premium account of the

Company and that the same be applied in making

payment in full at par for up to 3,582,387,823 bonus

shares in the share capital of the Company; such

bonus shares be allotted, distributed and credited as

 fully paid-up to the registered holders of the

Company whose names appear in the record of

depositors of the Company on the entitlement date, on

 the basis of one bonus share for every one existing

CIMB share held by such shareholders; such bonus

shares to be issued pursuant to the proposed bonus

issue shall, upon allotment and issue, rank equally

in all respects with the existing CIMB shares, except

 for any dividends, rights, benefits, entitlements

and/or other distributions, the entitlement date of

which precedes the date of allotment and issue of

such bonus shares under the proposed bonus issue;

authorize the Directors of the Company to sign all

documents, do all things and acts as may be required

to give effect to the aforesaid proposed bonus issue

with full powers to assent to any conditions

variations, modifications and/or amendments in any

manner as may be requires by any relevant regulatory

authorities and to deal with all matters relating

thereto and to take all such steps and do all acts

and things in any manner as they deem necessary or

expedient to implement, finalize and give full effect

PROPOSAL #3: Approve, subject to the passing of                 ISSUER            YES             FOR                  FOR

Ordinary Resolution 2 and Special Resolution 1, to

increase the authorized share capital of the Company

from MYR 5,000,000,000 comprising 5,000,000,000 CIMB

shares to MYR 10,000,000,000 comprising

10,000,000,000 CIMB shares by the creation of an

additional 5,000,000,000 new CIMB shares; authorize

the Directors of the Company to sign execute all

documents, do all things and acts as may be required

to give effect to the aforesaid proposed increase in

Authorized Share Capital with full powers to assent

to any conditions variations, modifications and/or

amendments in any manner as may be required by any

relevant regulatory authorities and to deal with all

matters relating thereto and to take all such steps

and do all acts and things in any manner as they deem

 necessary or expedient  to implement, finalize and

give full effect to the proposed increase in

PROPOSAL #S.1: Amend, subject to passing of Ordinary         ISSUER            YES             FOR                  FOR

Resolution 2 and Ordinary Resolution 3, Article V of

the Memorandum of Association of the Company as

specified: the present authorized share capital of

the Company is MYR 10,000,000,000 divided into

10,000,000,000 shares of MYR 1 each with power to

increase or reduce the capital to consolidate or

subdivide the shares into shares of larger or smaller

 amounts, and to issue all or any part of the

authorized or any additional capital as fully paid or

 partly paid shares, and with any special

preferential rights or privileges or subject to any

special terms or conditions, and either with or

without special designation, and also from time to

time vary, alter, modify, abrogate or deal with any

such rights, privileges, terms, conditions or

designations as may be permitted by the Companies

Act, 1985 [or any statutory modification or re-

enactment thereof for the time being in force] or

provided by the Articles of Association of the

Company for the time being; authorize the Directors

of the Company and the Secretary to sign and execute

all documents, do all things and acts as may be

required to give effect to the aforesaid proposed

Amendments to the Memorandum with full powers to

assent to any conditions variations, modifications

and/or amendments in any manner as may be required by

 any relevant regulatory authorities and to deal with

 all matters relating thereto and to take all such

steps and do all acts and things in any manner as

they deem necessary or expedient  to implement,

finalize and give full effect to the proposed

PROPOSAL #S.2: Approve, subject to passing of                     ISSUER            YES             FOR                  FOR

Ordinary Resolution 1, for the proposed Amendments to

 the Articles in the manner as specified in Appendix

1 attached to the circular dated 14 APR 2010 issued

by the Company to its shareholders; authorize the

Directors of the Company and the Company Secretary to

 sign and execute all documents, do all things and

acts as may be required to give effect to the

aforesaid proposed Amendments to the Articles with

full powers to assent to any conditions variations,

modifications and/or amendments in any manner as may

be required by any relevant regulatory authorities

and to deal with all matters relating thereto and to

take all such steps and do all acts and things in any

 manner as they deem necessary or expedient to

implement, finalize and give full effect to the

proposed Amendments to the Articles

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIMB GROUP HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y1636J101

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2009 and reports of the Directors

 and the Auditors thereon

PROPOSAL #2: Re-election of Datuk Dr. Syed Muhamad            ISSUER            YES             FOR                  FOR

Syed Abdul Kadir as a Director, who retires pursuant

to Article 76 of the Company's Articles of Association

PROPOSAL #3: Re-election of Dato' Robert Cheim Dau            ISSUER            YES             FOR                  FOR

Meng as a Director, who retires pursuant to Article

76 of the Company's Articles of Association

PROPOSAL #4: Re-election of Mr. Cezar Peralta Consing        ISSUER            YES             FOR                  FOR

 as a Director, who retires pursuant to Article 76 of

 the Company's Articles of Association

PROPOSAL #5: Re-election of Mr. Glenn Muhammad Surya         ISSUER            YES             FOR                  FOR

Yusuf as a Director, who retires pursuant to Article

83 of the Company's Articles of Association

PROPOSAL #6: Re-election of Mrs. Watanan Petersik as         ISSUER            YES             FOR                  FOR

a Director, who retires pursuant to Article 83 of the

 Company's Articles of Association

PROPOSAL #7: Re-appointment of Tan Sri Dato' Seri              ISSUER            YES             FOR                  FOR

Haidar Mohammed Nor as a Director of the Company,

pursuant to Section 129(6) of the Companies Act, 1965

 to hold the office until the next AGM

PROPOSAL #8: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

amounting to MYR 90,000 per Director in respect of

the FYE 31 DEC 2009

PROPOSAL #9: Re-appointment of Messrs.                                 ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 for the FY ending 31 DEC 2010 and authorize the

Board of Directors to fix their remuneration

PROPOSAL #10: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965, to issue

shares in the Company, provided that the aggregate

number of shares to be issued does not exceed 10% of

the issued share capital of the Company and for such

purposes the Directors may in their absolute

discretion deem fit, subject always to the approval

of all the relevant governmental and/or regulatory

authorities;  Authority expires at the conclusion of

the next AGM

PROPOSAL #11: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

Companies Act, 1956, the Company's Memorandum and

Articles of Association and the requirements of the

Bursa Malaysia Securities Berhad  Bursa Securities

and approvals of all the relevant governmental and/or

 regulatory authorities, to purchase such number of

ordinary shares of MYR 1.00 each in the Company

Proposed Shares Buy-Back as may be determined by the

Board of Directors of the Company for time to time

through Bursa Securities upon such terms and

conditions as the Board of Directors may deem fit and

 expedient in the interest of the Company provided

that the aggregate number of ordinary shares

purchased and/or held pursuant to this resolution

does not exceed 10% CONTD

PROPOSAL #CONT: CONTD of the total issued and paid-up        ISSUER             NO              N/A                  N/A

 share capital of the Company at any point in time

and an amount not exceeding the total retained

profits of approximately MYR 1,996 million and/or

share premium account of approximately MYR 5,587

million of the Company based on the audited financial

 statements for the FYE 31 DEC 2009 be allocated by

the Company for the proposed shares Buy-Back and that

 the ordinary shares of the Company to be purchased

are proposed to be cancelled and/or retained as

treasury shares and either subsequently be cancelled

distributed as dividends or re-sold on Bursa

PROPOSAL #CONT: CONTD authorize the Board of                       ISSUER             NO              N/A                  N/A

Directors of the Company to do all acts and things to

 give effect to the Proposed Shares Buy-Back;

Authority expires the earlier of the conclusion of

the next AGM of CIMB in 2011 at which time such

authority shall lapse unless by ordinary resolution

passed at that meeting, the authority is renewed

either unconditionally or subject to conditions or

the period within which the next AGM after that date

is required by law to be held

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CINCINNATI BELL INC.

  TICKER:                  CBB                 CUSIP:   171871106

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: BRUCE L. BYRNES                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PHILLIP R. COX                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAKKI L. HAUSSLER                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARK LAZARUS                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CRAIG F. MAIER                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALEX SHUMATE                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LYNN A. WENTWORTH                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN M. ZRNO                                         ISSUER            YES             FOR                  FOR

PROPOSAL #02: THE RATIFICATION OF THE APPOINTMENT OF         ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM TO AUDIT THE FINANCIAL

STATEMENTS OF THE COMPANY FOR THE YEAR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CISCO SYSTEMS, INC.

  TICKER:                  CSCO               CUSIP:   17275R102

  MEETING DATE:      11/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: CAROL A. BARTZ             ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: M. MICHELE BURNS         ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: MICHAEL D.                   ISSUER            YES             FOR                  FOR

CAPELLAS

PROPOSAL #1D: ELECTION OF DIRECTOR: LARRY R. CARTER           ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: JOHN T. CHAMBERS         ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: BRIAN L. HALLA             ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: DR. JOHN L.                 ISSUER            YES             FOR                  FOR

HENNESSY

PROPOSAL #1H: ELECTION OF DIRECTOR: RICHARD M.                   ISSUER            YES             FOR                  FOR

KOVACEVICH

PROPOSAL #1I: ELECTION OF DIRECTOR: RODERICK C.                 ISSUER            YES             FOR                  FOR

MCGEARY

PROPOSAL #1J: ELECTION OF DIRECTOR: MICHAEL K. POWELL        ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: ARUN SARIN                    ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: STEVEN M. WEST             ISSUER            YES             FOR                  FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: JERRY YANG                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPROVE THE AMENDMENT AND                          ISSUER            YES             FOR                  FOR

RESTATEMENT OF THE 2005 STOCK INCENTIVE PLAN, AS SET

FORTH IN THE ACCOMPANYING PROXY STATEMENT.

PROPOSAL #03: TO APPROVE THE AMENDMENT AND                          ISSUER            YES             FOR                  FOR

RESTATEMENT OF THE EMPLOYEE STOCK PURCHASE PLAN, AS

SET FORTH IN THE ACCOMPANYING PROXY STATEMENT.

PROPOSAL #04: TO RATIFY THE APPOINTMENT OF                          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS CISCO'S INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR

 ENDING JULY 31, 2010.

PROPOSAL #05: PROPOSAL SUBMITTED BY A SHAREHOLDER TO    SHAREHOLDER        YES         ABSTAIN           AGAINST

AMEND CISCO'S BYLAWS TO ESTABLISH A BOARD COMMITTEE

ON HUMAN RIGHTS.

PROPOSAL #06: PROPOSAL SUBMITTED BY SHAREHOLDERS           SHAREHOLDER        YES         AGAINST               FOR

REQUESTING THE BOARD TO ADOPT A POLICY THAT

SHAREHOLDERS BE PROVIDED THE OPPORTUNITY, AT EACH

ANNUAL MEETING OF SHAREHOLDERS, TO VOTE ON AN

ADVISORY RESOLUTION TO RATIFY THE COMPENSATION OF THE

 NAMED EXECUTIVE OFFICERS DESCRIBED IN THE PROXY

STATEMENT FOR THE ANNUAL MEETING.

PROPOSAL #07: PROPOSAL SUBMITTED BY SHAREHOLDERS           SHAREHOLDER        YES         ABSTAIN           AGAINST

REQUESTING THE BOARD TO PUBLISH A REPORT TO

SHAREHOLDERS, WITHIN SIX MONTHS, PROVIDING A

SUMMARIZED LISTING AND ASSESSMENT OF CONCRETE STEPS

CISCO COULD REASONABLY TAKE TO REDUCE THE LIKELIHOOD

THAT ITS BUSINESS PRACTICES MIGHT ENABLE OR ENCOURAGE

 THE VIOLATION OF HUMAN RIGHTS, AS SET FORTH IN THE

ACCOMPANYING PROXY STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIT GROUP INC.

  TICKER:                  CIT                 CUSIP:   125581801

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: MICHAEL J. EMBLER        ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: WILLIAM M. FREEMAN      ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: ARTHUR B. NEWMAN         ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: DANIEL A.                     ISSUER            YES             FOR                  FOR

NINIVAGGI

PROPOSAL #1E: ELECTION OF DIRECTOR: R. BRAD OATES               ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: MARIANNE MILLER          ISSUER            YES             FOR                  FOR

PARRS

PROPOSAL #1G: ELECTION OF DIRECTOR: GERALD ROSENFELD         ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: JOHN R. RYAN                ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: SEYMOUR STERNBERG        ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: JOHN A. THAIN               ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: PETER J. TOBIN             ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: LAURA S. UNGER             ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF                          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS CIT'S INDEPENDENT

AUDITORS FOR 2010.

PROPOSAL #03: TO APPROVE THE COMPENSATION OF CIT'S            ISSUER            YES             FOR                  FOR

EXECUTIVES, AS DISCLOSED IN PROXY STATEMENT FOR THE

2010 ANNUAL MEETING OF STOCKHOLDERS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CITIGROUP INC.

  TICKER:                  C                     CUSIP:   172967101

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVE THE DIVIDEND BLOCKER AMENDMENT         ISSUER            YES             FOR                  FOR

SET FORTH IN ANNEX A TO THE PROXY STATEMENT.

PROPOSAL #02: APPROVE THE DIRECTOR AMENDMENT SET                ISSUER            YES             FOR                  FOR

FORTH IN ANNEX B TO THE PROXY STATEMENT.

PROPOSAL #03: APPROVE THE RETIREMENT AMENDMENT SET            ISSUER            YES         AGAINST           AGAINST

FORTH IN ANNEX C TO THE PROXY STATEMENT.

PROPOSAL #04: APPROVE THE AUTHORIZED PREFERRED STOCK         ISSUER            YES         AGAINST           AGAINST

INCREASE SET FORTH IN ANNEX D TO THE PROXY STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CITIGROUP INC.

  TICKER:                  C                     CUSIP:   172967101

  MEETING DATE:      9/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: PROPOSAL TO APPROVE THE AUTHORIZED                ISSUER            YES             FOR                  FOR

SHARE INCREASE AMENDMENT SET FORTH IN ANNEX A TO THE

PROXY STATEMENT.

PROPOSAL #02: PROPOSAL TO APPROVE THE REVERSE STOCK          ISSUER            YES             FOR                  FOR

SPLIT AMENDMENT SET FORTH IN ANNEX B TO THE PROXY

STATEMENT.

PROPOSAL #03: PROPOSAL TO APPROVE THE PREFERRED STOCK        ISSUER            YES         AGAINST           AGAINST

 CHANGE AMENDMENT SET FORTH IN ANNEX C TO THE PROXY

STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CITIGROUP INC.

  TICKER:                  C                     CUSIP:   172967101

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: ALAIN J.P. BELDA         ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: TIMOTHY C. COLLINS      ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JERRY A.                       ISSUER            YES             FOR                  FOR

GRUNDHOFER

PROPOSAL #1D: ELECTION OF DIRECTOR: ROBERT L. JOSS             ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: ANDREW N. LIVERIS        ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: MICHAEL E. O'NEILL      ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: VIKRAM S. PANDIT         ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: RICHARD D. PARSONS      ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: LAWRENCE R.                 ISSUER            YES             FOR                  FOR

RICCIARDI

PROPOSAL #1J: ELECTION OF DIRECTOR: JUDITH RODIN                ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: ROBERT L. RYAN             ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: ANTHONY M.                   ISSUER            YES             FOR                  FOR

SANTOMERO

PROPOSAL #1M: ELECTION OF DIRECTOR: DIANA L. TAYLOR           ISSUER            YES             FOR                  FOR

PROPOSAL #1N: ELECTION OF DIRECTOR: WILLIAM S.                   ISSUER            YES             FOR                  FOR

THOMPSON, JR.

PROPOSAL #1O: ELECTION OF DIRECTOR: ERNESTO ZEDILLO           ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO RATIFY THE SELECTION OF              ISSUER            YES             FOR                  FOR

KPMG LLP AS CITI'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR 2010.

PROPOSAL #03: PROPOSAL TO APPROVE AMENDMENTS TO THE          ISSUER            YES             FOR                  FOR

CITIGROUP 2009 STOCK INCENTIVE PLAN.

PROPOSAL #04: PROPOSAL TO APPROVE THE TARP REPAYMENT         ISSUER            YES             FOR                  FOR

SHARES.

PROPOSAL #05: PROPOSAL TO APPROVE CITI'S 2009                     ISSUER            YES             FOR                  FOR

EXECUTIVE COMPENSATION.

PROPOSAL #06: PROPOSAL TO RATIFY THE TAX BENEFITS              ISSUER            YES             FOR                  FOR

PRESERVATION PLAN.

PROPOSAL #07: PROPOSAL TO APPROVE THE REVERSE STOCK          ISSUER            YES             FOR                  FOR

SPLIT EXTENSION.

PROPOSAL #08: STOCKHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         ABSTAIN           AGAINST

POLITICAL NON-PARTISANSHIP.

PROPOSAL #09: STOCKHOLDER PROPOSAL REQUESTING A             SHAREHOLDER        YES         ABSTAIN           AGAINST

REPORT ON POLITICAL CONTRIBUTIONS.

PROPOSAL #10: STOCKHOLDER PROPOSAL REQUESTING A             SHAREHOLDER        YES         AGAINST               FOR

REPORT ON COLLATERAL FOR OVER-THE-COUNTER DERIVATIVES

PROPOSAL #11: STOCKHOLDER PROPOSAL REQUESTING THAT        SHAREHOLDER        YES         AGAINST               FOR

STOCKHOLDERS HOLDING 10% OR ABOVE HAVE THE RIGHT TO

CALL SPECIAL STOCKHOLDER MEETINGS.

PROPOSAL #12: STOCKHOLDER PROPOSAL REQUESTING THAT        SHAREHOLDER        YES         AGAINST               FOR

EXECUTIVE OFFICERS RETAIN 75% OF THE SHARES ACQUIRED

THROUGH COMPENSATION PLANS FOR TWO YEARS FOLLOWING

TERMINATION OF EMPLOYMENT.

PROPOSAL #13: STOCKHOLDER PROPOSAL REQUESTING                 SHAREHOLDER        YES         AGAINST               FOR

REIMBURSEMENT OF EXPENSES INCURRED BY A STOCKHOLDER

IN A CONTESTED ELECTION OF DIRECTORS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CITY LODGE HOTELS LTD

  TICKER:                  N/A                 CUSIP:   S1714M114

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Re-appoint KPMG Inc as the Auditors               ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Mr. F.W.J. Kilbourn as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Re-elect Mrs. N. Medupe as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Re-elect Mr.'S G Morris as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Approve the fees of the Chairman of            ISSUER            YES             FOR                  FOR

the Board at ZAR 501,500

PROPOSAL #4.2: Approve the fees for their services as        ISSUER            YES             FOR                  FOR

 Directors at ZAR 98,100 each

PROPOSAL #4.3: Approve the fees of the Chairman of            ISSUER            YES             FOR                  FOR

the Audit Committee at ZAR 86,500

PROPOSAL #4.4: Approve the fees of the other members         ISSUER            YES             FOR                  FOR

of the Audit Committee at ZAR 41,500 each

PROPOSAL #4.5: Approve the fees of the Chairman of            ISSUER            YES             FOR                  FOR

the Remuneration Committee at ZAR 75,000

PROPOSAL #4.6: Approve the fees of the other members         ISSUER            YES             FOR                  FOR

of the Remuneration Committee ZAR 36,000 each

PROPOSAL #4.7: Approve the fees of the Chairman of            ISSUER            YES             FOR                  FOR

the Risk Committee ZAR 59,100 each

PROPOSAL #4.8: Approve the fees of the other members         ISSUER            YES             FOR                  FOR

of the Risk Committee ZAR 28,350

PROPOSAL #S.5: Grant authority to repurchase shares           ISSUER            YES             FOR                  FOR

PROPOSAL #6.o.1: Approve the control over the                     ISSUER            YES             FOR                  FOR

unissued shares

PROPOSAL #7.O.2: Approve the signature of documents           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLARIANT AG, MUTTENZ

  TICKER:                  N/A                 CUSIP:   H14843165

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2009 annual report                       ISSUER            YES             FOR                  FOR

including the compensation report, Clariant Ltd's

financial statements, the Group's consolidated

financial report for FY 2009 and acknowledge the

reports by the Company's Auditors

PROPOSAL #2.: Grant discharge to the Corporate Bodies        ISSUER            YES         AGAINST           AGAINST

 of the Company for their actions in the business

year 2009

PROPOSAL #3.: Approve to allocate the loss of the              ISSUER            YES             FOR                  FOR

business year 2009 of the holding company Clariant

Ltd in the amount of CHF 95,256,732 to the free

reserves; [the Group result was a loss of CHF 194

million for the year, as already reported]

PROPOSAL #4.1: Amend the Articles 4(2), 4(3), Article        ISSUER            YES             FOR                  FOR

 4(4), Article 4(5) of the Articles of Association in

 the German version

PROPOSAL #4.2: Amend the Articles 12[5] and Article          ISSUER            YES             FOR                  FOR

13[3] of the Articles of Association in the German

version

PROPOSAL #5.: Re-elect Prof. Dr. Peter Chen to the            ISSUER            YES             FOR                  FOR

Board of Directors for a term of three years

PROPOSAL #6.: Re-elect PricewaterhouseCoopers AG as          ISSUER            YES             FOR                  FOR

the Auditors for 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLEARWATER PAPER CORPORATION

  TICKER:                  CLW                 CUSIP:   18538R103

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: WILLIAM D. LARSSON      ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: MICHAEL T. RIORDAN      ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVAL OF ANNUAL INCENTIVE PLAN                  ISSUER            YES             FOR                  FOR

PROPOSAL #03: APPROVAL OF 2008 STOCK INCENTIVE PLAN           ISSUER            YES             FOR                  FOR

PROPOSAL #04: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

KPMG, LLP AS THE COMPANY'S INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLICKS GROUP LIMITED

  TICKER:                  N/A                 CUSIP:   S17249111

  MEETING DATE:      1/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.O.1: Receive and adopt the annual                     ISSUER            YES             FOR                  FOR

financial statements of the Company and the group for

 the YE 31 AUG 2009

PROPOSAL #2.O.2: Re-appoint KPMG Inc. as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company for the ensuing year and approve to

note that the Individual Registered Auditor who will

undertake the audit is David Friedland

PROPOSAL #3.O.3: Re-elect D.M. Nurek as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires in accordance with the

Companys Articles of Association

PROPOSAL #4.O.4: Re-elect K.D.M. Warburton as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Companys Articles of Association

PROPOSAL #5.O.5: Re-elect F. Jakoet as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires in accordance with the

Company's Articles of Association

PROPOSAL #6.O.6: Approve the proposed fees, payable          ISSUER            YES             FOR                  FOR

to the Directors, for the year 01 SEP 2009 to 31 AUG

PROPOSAL #7.O.7: Approve to renew the Directors                 ISSUER            YES         AGAINST           AGAINST

authority over the unissued share capital of the

Company until the next AGM, subject to this authority

 being limited to issuing a maximum of 1,300,000

shares in terms of the Company's obligations under

the Staff Share Incentive Scheme

PROPOSAL #8.O.8: Authorize, the Directors of the                ISSUER            YES             FOR                  FOR

Company, by way of a general authority to distribute,

 on a pro rata basis, to all shareholders of the

Company, any share capital and reserves of the

Company in terms of Section 90 of the Companies Act,

No 61 of 1973 as amended [the Companies Act], and the

 Company's Article of Association and the JSE

Listings Requirements, [Authority expires the earlier

 of the conclusion of the next AGM of the Company or

15 months] [whichever period is shorter, and any

general distribution of share premium by the Company

shall not exceed 20% of the Company's issued share

capital and reserves, excluding minority interests

PROPOSAL #9.O.9: Authorize, the Directors of the                ISSUER            YES             FOR                  FOR

Company, as a specific approval contemplated in

Section 221 of the companies Act, by w ay of a

special authority to issue for cash 23,000,000

authorized, but unissued, shares in the capital of

the Company's wholly-owned subsidiary, New Clicks

South Africa [Proprietary] Limited, at a market

value, determined at the close of business on the day

 prior to the application for the listing of the

shares being submitted to the JSE Limited. Such

shares t o be issued and allotted by the directors in

 one or more tranches, prior to the next AGM of the

Company, subject to the companies Act, the Articles

of Association of the Company and the JSE Listings

Requirements as presently constituted and as may be

amended from time to time

PROPOSAL #10O10: Approve that, 23,000,000 ordinary            ISSUER            YES             FOR                  FOR

shares of ZAR 0.01 [1 cent] each in the authorized

but unissued share capital of the Company be allotted

 and issued for cash to the Company's wholly-owned,

New Clicks South Africa [Proprietary] Limited, by the

 Directors in one or more tranches, prior to the next

 AGM of the Company, at market value, determined at

the close of business on the day prior to the

application for the listing of shares being submitted

 to the JSE Limited

PROPOSAL #11S.1: Authorize the Company or any of its         ISSUER            YES             FOR                  FOR

subsidiaries from time to time, as a general approval

 contemplated in Section 85 and 89 of the Companies

Act, to acquire the issued shares of the Company,

upon such terms and conditions and in such amounts as

 the Directors of the Company may from time to time

determine, but subject to the Articles of Association

 of the Company, the provisions of the Companies Act

and the JSE Listings Requirements as presently

constituted and which may be amended from time to

time, [Authority expires the earlier of the

conclusion of the next AGM of the Company or 15

months] and that acquisitions by the Company and its

subsidiaries of the shares in the capital of the

Company may not, in the aggregate, exceed in any 1 FY

 10% of the Company's issued share capital of the

class of the repurchased shares from the date of the

grant of this general authority

PROPOSAL #12S.2: Amend the Article 89 of the                       ISSUER            YES             FOR                  FOR

Company's Articles of Association by deletion of the

current Article and replacement with the specified,

89, Subject to the provisions of the Act, a

resolution in writing, including through the medium

of electronic post, signed by all the Directors [or

their alternates, if applicable] for the time being,

and inserted in the minute book, shall be as valid

and effective as if it has been passed at a meeting

of Directors duly called and constituted, any such

resolution may consist of several documents, each of

which may be signed by one or more Directors or their

 alternates if applicable, including by electronic

post, the resolution shall be deemed to have been

passed on the date on which it was signed by the last

 Director who signed it unless a statement to the

contrary is made in that resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLICKS GROUP LIMITED

  TICKER:                  N/A                 CUSIP:   S17249111

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Grant authority to make and implement            ISSUER            YES             FOR                  FOR

interim distribution

PROPOSAL #2: Authorize the Directors to implement              ISSUER            YES             FOR                  FOR

resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLP HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y1660Q104

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and the

Auditors for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 0.92 per        ISSUER            YES             FOR                  FOR

 share

PROPOSAL #3.a: Elect Mr. Nicholas Charles Allen as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.b: Re-elect Mr. Vernon Francis Moore as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.c: Re-elect Mr. Loh Chung Hon Hansen as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.d: Re-elect Mr. Tse Pak Wing Peter as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.e: Re-elect Mr. Andrew Clifford Winawer          ISSUER            YES             FOR                  FOR

Brandler as a Director

PROPOSAL #3.f: Re-elect Mr. Paul Arthur Theys as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.g: Re-elect The Honorable Sir Michael              ISSUER            YES             FOR                  FOR

Kadoorie as a Director

PROPOSAL #4: Re-appoint Price water house Coopers as         ISSUER            YES             FOR                  FOR

the Auditors of the Company and authorize the

Directors to fix Auditors remuneration for the YE 31

DEC 2010

PROPOSAL #5: Approve the remuneration payable to the         ISSUER            YES             FOR                  FOR

Non-Executive Directors including Independent Non-

Executive Directors who serve on the Board and the

following Board committees of the Company be fixed at

 the levels as shown below for each financial year

until the Company in general meeting otherwise

determines; such remuneration to take effect from 28

APR 2010 and be payable to Directors on a pro rata

basis for the financial year ending 31 DEC 2010 as

specified

PROPOSAL #6: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot, issue and dispose of additional shares in

the Company and to make or grant offers, agreements,

options and warrants during and after the end of the

relevant period, not exceeding the aggregate of a)

the aggregate nominal value of share capital allotted

 or agreed conditionally or unconditionally to be

allotted by the Directors of the Company pursuant to

i) a rights issue; or ii) any option scheme or

similar arrangement for the time being adopted for

the grant or issue to the officers and/or employees

of the Company and/or any of its subsidiaries of

shares or right to acquire shares of the Company; or

iii) any scrip dividend or similar arrangement

pursuant to the Articles of Association of the

Company from time to time, CONTD.

PROPOSAL #7: Authorize the Directors to purchase or          ISSUER            YES             FOR                  FOR

otherwise acquire shares of HKD 5.00 each in the

capital of the Company during the relevant period,

subject to and in accordance with all applicable laws

 and the requirements of the Rules Governing the

Listing of Securities on The Stock Exchange of Hong

Kong Limited, provided that the aggregate nominal

amount of the shares so purchased or otherwise

acquired shall not exceed 10% of the aggregate

nominal amount of the share capital of the Company in

 issue at the date of this resolution;  Authority

expires the earlier of the conclusion of the next AGM

 or the expiration of the period within which the

next AGM is to be held by law

PROPOSAL #8: Approve, conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions 6 and 7 as set out in the notice

convening this meeting, the aggregate nominal amount

of the shares which are purchased or otherwise

acquired by the Company pursuant to Resolution 7

shall be added to the aggregate nominal amount of the

 shares which may be issued pursuant to Resolution 6

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COLOPLAST A/S, HUMLEBAEK

  TICKER:                  N/A                 CUSIP:   K16018184

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report on the            ISSUER            YES             FOR                  FOR

activities of the Company in the past FY

PROPOSAL #2.: Receive and approve the audited annual         ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Approve the distribution of profit                ISSUER            YES             FOR                  FOR

according to the approved annual report

PROPOSAL #4.a: Amend Article 7(1) to the Company's            ISSUER            YES             FOR                  FOR

Articles of Association as specified

PROPOSAL #4.b: Approve the general guidelines for the        ISSUER            YES             FOR                  FOR

 Company's remuneration of Members of the Board of

Directors and the Executive Management; and amend the

 Sections 4, 5, 6 on remuneration of the Members of

the Executive Management as specified

PROPOSAL #4.c: Authorize the Company's Board of                 ISSUER            YES             FOR                  FOR

Directors to allow the Company to acquire treasury

shares representing up to 10% of the Company's share

capital pursuant to the provisions of Section 48 of

the Danish Public Companies Act, the highest and

lowest amount to be paid for the shares is the price

applicable at the time of purchase +/-10%; [Authority

 shall be valid until the Company's AGM to be held in

 2010]

PROPOSAL #5.: Re-elect Messrs. Michael Pram Rasmussen        ISSUER            YES             FOR                  FOR

 [Chairman], Niels Peter Louis-Hansen, BCom [Deputy

Chairman], Sven Hakan Bjorklund, Per Magid, Attorney,

 Torsten E. Rasmussen, Jorgen Tang-Jensen and Ingrid

Wiik as the Directors

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers                 ISSUER            YES             FOR                  FOR

Statsautoriseret Revisionsaktieselskab as the

Company's Auditors

PROPOSAL #7.: Any other business                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPAGNIE DE SAINT-GOBAIN SA, COURBEVOIE

  TICKER:                  N/A                 CUSIP:   F80343100

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FY 2009

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FY 2009

PROPOSAL #O.3: Approve the allocation of income and          ISSUER            YES             FOR                  FOR

setting of the dividend

PROPOSAL #O.4: Approve the option for the payment of         ISSUER            YES             FOR                  FOR

the dividend in shares

PROPOSAL #O.5: Approve the renewal of Mr. Pierre-               ISSUER            YES             FOR                  FOR

Andre de Chalendar's term as Board member

PROPOSAL #O.6: Approve the undertakings benefiting            ISSUER            YES             FOR                  FOR

Mr. Pierre-Andre de Chalendar relating to the

compensation payable in some cases leading to

discontinuance of his duties as General Director

PROPOSAL #O.7: Approve the retirement undertakings            ISSUER            YES             FOR                  FOR

benefiting Mr. Pierre-Andre de Chalendar

PROPOSAL #O.8: Approve the endorsement to the welfare        ISSUER            YES             FOR                  FOR

 plan and healthcare costs applicable to employees of

 the Company Saint Gobain, allowing to maintain

benefits to Mr. Pierre-Andr  de Chalendar as non-

salaried corporate Officer

PROPOSAL #O.9: Approve the agreement between M. Jean-        ISSUER            YES             FOR                  FOR

Louis Beffa and the Societe Civile Immobiliere de

l'Ile de France, 100% subsidiary of the Company Saint

 Gobain, concerning a house lease

PROPOSAL #O.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

purchase the Company's shares

PROPOSAL #O.11: Approve the renewal of the Cabinet            ISSUER            YES             FOR                  FOR

Pricewaterhousecoopers Audit's term as permanent

Statutory Auditor

PROPOSAL #O.12: Approve the renewal of Mr. Yves                 ISSUER            YES             FOR                  FOR

Nicolas' term as a Substitute Statutory Auditor

PROPOSAL #E.13: Approve the renewal of the delegation        ISSUER            YES             FOR                  FOR

 of powers to the Board of Directors to issue equity

warrants during a period of public offer on the

securities of the Company, within the limit of a

capital increase of a maximum nominal amount of EUR

512,00,000

PROPOSAL #E.14: Amend the statutes relating to the            ISSUER            YES             FOR                  FOR

terms of participation and vote during General

Meetings due to harmonization with regulatory

provisions

PROPOSAL #E.15: Grant powers to implement all                     ISSUER            YES             FOR                  FOR

decisions of the General Meeting and to accomplish

the formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPAGNIE FINANCIERE RICHEMONT AG SWITZ

  TICKER:                  N/A                 CUSIP:   H25662158

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and            ISSUER             NO              N/A                  N/A

statutory reports

PROPOSAL #2.: Approve the allocation of income and            ISSUER             NO              N/A                  N/A

dividends of EUR 0.30 per A Bearer Share and EUR 0.03

 per B Registered Share

PROPOSAL #3.: Grant discharge to the Board and the            ISSUER             NO              N/A                  N/A

Senior Management

PROPOSAL #4.1: Re-elect Johann Rupert as a Director           ISSUER             NO              N/A                  N/A

PROPOSAL #4.2: Re-elect Jean-Paul Aeschimann as a              ISSUER             NO              N/A                  N/A

Director

PROPOSAL #4.3: Re-elect Franco Cologni as a Director         ISSUER             NO              N/A                  N/A

PROPOSAL #4.4: Re-elect Lord Douro as a Director                ISSUER             NO              N/A                  N/A

PROPOSAL #4.5: Re-elect  Yves-Andre Istel as a                   ISSUER             NO              N/A                  N/A

Director

PROPOSAL #4.6: Re-elect Richard Lepeu as a Director           ISSUER             NO              N/A                  N/A

PROPOSAL #4.7: Re-elect Ruggero Magnoni as a Director        ISSUER             NO              N/A                  N/A

PROPOSAL #4.8: Re-elect Simon Murray as a Director             ISSUER             NO              N/A                  N/A

PROPOSAL #4.9: Re-elect Alain Perrin as a Director             ISSUER             NO              N/A                  N/A

PROPOSAL #4.10: Re-elect Norbert Platt as a Director         ISSUER             NO              N/A                  N/A

PROPOSAL #4.11: Re-elect Alan Quasha as a Director             ISSUER             NO              N/A                  N/A

PROPOSAL #4.12: Re-elect Lord Renwick of Clifton as a        ISSUER             NO              N/A                  N/A

 Director

PROPOSAL #4.13: Re-elect Jan Rupert as a Director               ISSUER             NO              N/A                  N/A

PROPOSAL #4.14: Re-elect Juergen Schrempp as a                   ISSUER             NO              N/A                  N/A

Director

PROPOSAL #4.15: Re-elect Martha Wikstrom as a Director      ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Ratify PricewaterhouseCoopers as the            ISSUER             NO              N/A                  N/A

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPAL ELECTRONICS INC

  TICKER:                  N/A                 CUSIP:   Y16907100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.4 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from capital reserves; Proposed bonus issue: 20 for

1,000 shares held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPASS GROUP PLC, CHERTSEY SURREY

  TICKER:                  N/A                 CUSIP:   G23296182

  MEETING DATE:      2/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' annual         ISSUER            YES             FOR                  FOR

report and accounts and the Auditors' report thereon

PROPOSAL #2: Receive and adopt the Directors'                     ISSUER            YES             FOR                  FOR

remuneration report

PROPOSAL #3: Declare a final dividend on the ordinary        ISSUER            YES             FOR                  FOR

 shares

PROPOSAL #4: Elect Don Robert as a Director                         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Gary Green as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Sir Ian Robinson as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Steve Lucas as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

PROPOSAL #9: Authorize the Directors to agree on the         ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #10: Grant authority to allot shares                    ISSUER            YES             FOR                  FOR

Section 551

PROPOSAL #S.11: Grant authority to allot shares for          ISSUER            YES             FOR                  FOR

cash  Section 561

PROPOSAL #S.12: Grant authority to purchase shares             ISSUER            YES             FOR                  FOR

PROPOSAL #13: Adopt the Compass Group PLC Long Term          ISSUER            YES             FOR                  FOR

Incentive Plan 2010

PROPOSAL #14: Adopt the Compass Group Share Option            ISSUER            YES             FOR                  FOR

Plan 2010

PROPOSAL #15: Approve the donations to EU political          ISSUER            YES             FOR                  FOR

organizations

PROPOSAL #S.16: Approve to reduce the general meeting        ISSUER            YES             FOR                  FOR

 notice periods

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPUTER SCIENCES CORPORATION

  TICKER:                  CSC                 CUSIP:   205363104

  MEETING DATE:      8/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: IRVING W. BAILEY, II                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID J. BARRAM                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEPHEN L. BAUM                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RODNEY F. CHASE                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JUDITH R. HABERKORN                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL W. LAPHEN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: F. WARREN MCFARLAN                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHONG SUP PARK                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THOMAS H. PATRICK                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF                          ISSUER            YES             FOR                  FOR

INDEPENDENT AUDITORS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPUWARE CORPORATION

  TICKER:                  CPWR               CUSIP:   205638109

  MEETING DATE:      8/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DENNIS W. ARCHER                                  ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: GURMINDER S. BEDI                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM O. GRABE                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM R. HALLING                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PETER KARMANOS, JR.                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: FAYE ALEXANDER NELSON                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GLENDA D. PRICE                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: W. JAMES PROWSE                                    ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: G. SCOTT ROMNEY                                    ISSUER            YES        WITHHOLD           AGAINST

PROPOSAL #02: THE RATIFICATION OF THE APPOINTMENT OF         ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM, TO AUDIT OUR CONSOLIDATED

FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING MARCH

 31, 2010.

PROPOSAL #03: A NON-BINDING RESOLUTION TO RATIFY THE         ISSUER            YES             FOR                  FOR

RIGHTS AGREEMENT, DATED OCTOBER 25, 2000, AS AMENDED.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONOCOPHILLIPS

  TICKER:                  COP                 CUSIP:   20825C104

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: RICHARD L.                   ISSUER            YES             FOR                  FOR

ARMITAGE

PROPOSAL #1B: ELECTION OF DIRECTOR: RICHARD H.                   ISSUER            YES             FOR                  FOR

AUCHINLECK

PROPOSAL #1C: ELECTION OF DIRECTOR: JAMES E.                       ISSUER            YES             FOR                  FOR

COPELAND, JR.

PROPOSAL #1D: ELECTION OF DIRECTOR: KENNETH M.                   ISSUER            YES             FOR                  FOR

DUBERSTEIN

PROPOSAL #1E: ELECTION OF DIRECTOR: RUTH R. HARKIN             ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: HAROLD W. MCGRAW         ISSUER            YES             FOR                  FOR

III

PROPOSAL #1G: ELECTION OF DIRECTOR: JAMES J. MULVA             ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: ROBERT A. NIBLOCK        ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: HARALD J. NORVIK         ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: WILLIAM K. REILLY        ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: BOBBY S. SHACKOULS      ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: VICTORIA J.                 ISSUER            YES             FOR                  FOR

TSCHINKEL

PROPOSAL #1M: ELECTION OF DIRECTOR: KATHRYN C. TURNER        ISSUER            YES             FOR                  FOR

PROPOSAL #1N: ELECTION OF DIRECTOR: WILLIAM E. WADE,         ISSUER            YES             FOR                  FOR

JR.

PROPOSAL #02: PROPOSAL TO RATIFY APPOINTMENT OF ERNST        ISSUER            YES             FOR                  FOR

 & YOUNG LLP AS CONOCOPHILLIPS' INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.

PROPOSAL #03: BOARD RISK MANAGEMENT OVERSIGHT                 SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #04: GREENHOUSE GAS REDUCTION                              SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #05: OIL SANDS DRILLING                                        SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #06: LOUISIANA WETLANDS                                        SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #07: FINANCIAL RISKS OF CLIMATE CHANGE              SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #08: TOXIC POLLUTION REPORT                                 SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #09: GENDER EXPRESSION NON-DISCRIMINATION         SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #10: POLITICAL CONTRIBUTIONS                               SHAREHOLDER        YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONSTELLATION ENERGY GROUP, INC.

  TICKER:                  CEG                 CUSIP:   210371100

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: YVES C. DE BALMANN      ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: ANN C. BERZIN               ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JAMES T. BRADY             ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: DANIEL CAMUS                ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: JAMES R. CURTISS         ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: FREEMAN A.                   ISSUER            YES             FOR                  FOR

HRABOWSKI, III

PROPOSAL #1G: ELECTION OF DIRECTOR: NANCY LAMPTON               ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: ROBERT J. LAWLESS        ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: MAYO A. SHATTUCK         ISSUER            YES             FOR                  FOR

III

PROPOSAL #1J: ELECTION OF DIRECTOR: JOHN L. SKOLDS             ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: MICHAEL D.                   ISSUER            YES             FOR                  FOR

SULLIVAN

PROPOSAL #02: RATIFICATION OF PRICEWATERHOUSECOOPERS         ISSUER            YES             FOR                  FOR

LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FOR 2010.

PROPOSAL #03: APPROVAL OF AMENDMENT & RESTATEMENT OF         ISSUER            YES             FOR                  FOR

2007 LONG-TERM INCENTIVE PLAN, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #04: SHAREHOLDER PROPOSAL.                                   SHAREHOLDER        YES         AGAINST               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CORETRONIC CORPORATION

  TICKER:                  N/A                 CUSIP:   Y1756P119

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of capital injection by              ISSUER             NO              N/A                  N/A

issuing new shares or global depositary receipt

PROPOSAL #A.4: The status of buyback treasury stocks         ISSUER             NO              N/A                  N/A

and conditions of transferring to employees

PROPOSAL #A.5: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 Profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.8  per share

PROPOSAL #B.3: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing new shares or global depositary

receipt

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the rules of the              ISSUER            YES             FOR                  FOR

election of the Directors and Supervisors

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B71.1: Election of Mr. Wade Chang [ID No:          ISSUER            YES             FOR                  FOR

5] as a Director

PROPOSAL #B71.2: Election of Mr. Frank Juang [ID No:         ISSUER            YES             FOR                  FOR

168] as a Director

PROPOSAL #B71.3: Election of Hsun Chieh Investment            ISSUER            YES             FOR                  FOR

Ltd [ID No: 29798/70761592] as a Director

PROPOSAL #B71.4: Election of Mr. Robert Hung [ID No:         ISSUER            YES             FOR                  FOR

C100504640] as a Director

PROPOSAL #B72.1: Election of Mr. Ted T. C. Tu [ID No:        ISSUER            YES             FOR                  FOR

 A11039109] as an Independent Director

PROPOSAL #B72.2: Election of Mr. Yen-Chun Wang [ID            ISSUER            YES             FOR                  FOR

No: F100264199] as an Independent Director

PROPOSAL #B72.3: Election of Mr. Han-Ping D. Shieh            ISSUER            YES             FOR                  FOR

[ID No: B100613081] as an Independent Director

PROPOSAL #B.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CORNING INCORPORATED

  TICKER:                  GLW                 CUSIP:   219350105

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: ROBERT F.                     ISSUER            YES             FOR                  FOR

CUMMINGS, JR.

PROPOSAL #1B: ELECTION OF DIRECTOR: CARLOS M.                     ISSUER            YES             FOR                  FOR

GUTIERREZ

PROPOSAL #1C: ELECTION OF DIRECTOR: WILLIAM D.                   ISSUER            YES             FOR                  FOR

SMITHBURG

PROPOSAL #1D: ELECTION OF DIRECTOR: HANSEL E. TOOKES         ISSUER            YES             FOR                  FOR

II

PROPOSAL #1E: ELECTION OF DIRECTOR: WENDELL P. WEEKS         ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFY THE APPOINTMENT OF                               ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS CORNING'S INDEPENDENT

REGISTERED PUBLIC ACCOUNTANTS.

PROPOSAL #03: APPROVAL OF THE 2010 VARIABLE                        ISSUER            YES             FOR                  FOR

COMPENSATION PLAN.

PROPOSAL #04: APPROVAL OF THE 2010 EQUITY PLAN FOR            ISSUER            YES             FOR                  FOR

NON-EMPLOYEE DIRECTORS.

PROPOSAL #05: APPROVAL OF THE AMENDMENT AND                        ISSUER            YES             FOR                  FOR

RESTATEMENT OF THE RESTATED CERTIFICATE OF

INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS.

PROPOSAL #06: SHAREHOLDER PROPOSAL CONCERNING VOTING.   SHAREHOLDER        YES             FOR               AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COSTCO WHOLESALE CORPORATION

  TICKER:                  COST               CUSIP:   22160K105

  MEETING DATE:      1/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: B.S. CARSON, SR., M.D.                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM H. GATES                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HAMILTON E. JAMES                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JILL S. RUCKELSHAUS                             ISSUER            YES             FOR                  FOR

PROPOSAL #02: AMENDMENT OF COMPANY'S FOURTH RESTATED         ISSUER            YES             FOR                  FOR

STOCK INCENTIVE PLAN.

PROPOSAL #03: RATIFICATION OF SELECTION OF                          ISSUER            YES             FOR                  FOR

INDEPENDENT AUDITORS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CRH PLC

  TICKER:                  N/A                 CUSIP:   G25508105

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to consider the Company'S                   ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and the Auditors for the YE 31 DEC 2009

PROPOSAL #2: Approve to declare a dividend on the              ISSUER            YES             FOR                  FOR

ordinary shares

PROPOSAL #3: Approve the report on Directors                       ISSUER            YES             FOR                  FOR

remuneration for the YE 31 DEC 2009

PROPOSAL #4.1: Re-election of  Mr. U-H Felcht as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.2: Re-election of  Mr. DN O'Connor as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.3: Re-election of  Mr. WI O'Mahony as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.4: Re-election of  Mr. JW Kennedy as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #S.6: Authorize the Directors, accordance            ISSUER            YES             FOR                  FOR

with the powers, provisions and limitations of

Article 11  e  of the Articles of Association of the

Company, be and they are hereby empowered to allot

equity securities for cash and in respect of sub-

paragraph, thereof up to an aggregate nominal value

of EUR 11,868,000; this authority shall expire at the

 close of the business on the earlier of the date of

the AGM in 2011 or 04 AUG 2011

PROPOSAL #S.7: Authorize the Company to purchase                ISSUER            YES             FOR                  FOR

ordinary shares on the market  as defined in section

212 of the Companies Act, 1990 , in the manner

provided for in Article 8A of the Articles of

Association of the Company up to a maximum of 10% of

the ordinary shares in issue at the date of the

passing of this resolution; this authority shall

expire at the close of the business on the earlier of

 the date of the AGM in 2011 or 04 AUG 2011

PROPOSAL #S.8: Authorize the Company to re-issue                ISSUER            YES             FOR                  FOR

treasury shares  as defined in section 212 of the

Companies Act, 1990 , in the manner provided for in

Article 8A of the Articles of Association of the

Company; this authority shall expire at the close of

the business on the earlier of the date of the AGM in

 2011 or 4 AUG 2011

PROPOSAL #9: Approve to resolved that the provision          ISSUER            YES             FOR                  FOR

in Article 60 a  of the Articles of Association of

the Company allowing for the convening of EGM by at

least 14 clear days notice  where such meetings are

nit convened for the passing of a special resolution

 shall continue to be effective

PROPOSAL #10: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

of share option schemes  the 2010 Share Option

Schemes , the principal features of which are

summarized in the circular to shareholders on 31 MAR

2010 that accompanies the notice convening this

meeting; i) take all such action or steps  including

the making of amendments to the 2010 share option

schemes and the rules thereof  as may be necessary to

 obtain the approval of the relevant revenue

authorities for the said schemes; ii) establish

schemes in the other jurisdictions similar in

substance in the schemes but modified to take account

 of local tax, exchange control or securities laws in

 overseas territories, provided that any shares made

available under any scheme will be treated as

counting towards any limits on individual or overall

participation in the 2010 share option schemes

PROPOSAL #11: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

of savings-related share option schemes  the 2010

Savings-Related Share Option Schemes , the principal

features of which are summarized in the circular to

shareholders on 31 MAR 2010 that accompanies the

notice convening this meeting; i) take all such

action or steps  including the making of amendments

to the 2010 savings-related share option schemes and

the rules thereof  as may be necessary to obtain the

approval of the relevant revenue authorities for the

said schemes; ii) establish schemes in the other

jurisdictions similar in substance to the 2010

savings-related share option schemes but modified to

take account of local tax, exchange control or

securities laws in overseas territories, provided

that any shares made available under any such scheme

will be treated as counting towards any limits on

individual or overall participation in the 2010

savings-related share option schemes

PROPOSAL #S.12: Authorize the Articles of Association        ISSUER            YES             FOR                  FOR

 of the Company, deleting the definition of the Acts

and replacing it with the following definition as

specified; deleting Article 60 a  and replacing it

with the following new Article 60  a as specified;

deleting Article 61and replacing it with the

following new Article 61 as specified; deleting the

existing Article 70 as specified; inserting the

following new Articles 71 and 73 as specified;

deleting the existing Article 72 and replacing it

with the following new Article 74; the renumbering of

 the Articles of Association and all cross references

 therein to reflect the amendments provided as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  D.R. HORTON, INC.

  TICKER:                  DHI                 CUSIP:   23331A109

  MEETING DATE:      1/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DONALD R. HORTON                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BRADLEY S. ANDERSON                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL R. BUCHANAN                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL W. HEWATT                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BOB G. SCOTT                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DONALD J. TOMNITZ                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BILL W. WHEAT                                       ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPROVE OUR SECTION 382 RIGHTS                 ISSUER            YES             FOR                  FOR

AGREEMENT TO HELP PROTECT OUR TAX ATTRIBUTES.

PROPOSAL #03: TO RATIFY THE APPOINTMENT OF                          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAI NIPPON PRINTING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J10584100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.21: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.22: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.23: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.24: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Continuance of the Policy                 ISSUER            YES         AGAINST           AGAINST

Regarding Large-scale Purchases of the Company's

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIMLER AG, STUTTGART

  TICKER:                  N/A                 CUSIP:   D1668R123

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the adopted Company              ISSUER             NO              N/A                  N/A

financial statements, the approved consolidated

financial statements, the combined management report

for Daimler AG and the Group for the 2009 FY, the

report of the Supervisory Board and the explanatory

reports on the information required pursuant to

Section 289, Subsections 4 and 5 and Section 315,

Subsection 4 of the German Commercial Code

[Handelsgesetzbuch, HGB]

PROPOSAL #2.: Resolution on ratification of Board of         ISSUER            YES             FOR                  FOR

Management members actions in the 2009 FY

PROPOSAL #3: Resolution on ratification of                          ISSUER            YES             FOR                  FOR

Supervisory Board members actions in the 2009 FY

PROPOSAL #4.: Resolution on the approval of the                 ISSUER            YES             FOR                  FOR

system of remuneration for the members of the Board

of Management

PROPOSAL #5.: Resolution on the appointment of                   ISSUER            YES             FOR                  FOR

Auditors for the Company and for the Group for the

2010 FY

PROPOSAL #6.: Resolution on authorization for the              ISSUER            YES             FOR                  FOR

Company to acquire its own shares and on their

utilization, as well as on the exclusion of

shareholders subscription rights and rights to sell

shares to the Company

PROPOSAL #7.: Resolution on authorization to use                ISSUER            YES             FOR                  FOR

derivative financial instruments in the context of

acquiring own shares, as well as on the exclusion of

shareholders subscription rights and rights to sell

shares to the Company

PROPOSAL #8.: Resolution on the election of a new              ISSUER            YES             FOR                  FOR

member to the Supervisory Board

PROPOSAL #9.: Resolution on amendments to the                     ISSUER            YES             FOR                  FOR

Articles of Incorporation to adjust to the German Act

 on the Implementation of the Shareholders Rights

Directive [ARUG]

PROPOSAL #10.: Resolution on amendments to the                   ISSUER            YES             FOR                  FOR

Articles of Incorporation to adjust the provisions

relating to the Supervisory Board

PROPOSAL #11.: Resolution on authorization to issue          ISSUER            YES             FOR                  FOR

convertible bonds and/or bonds with warrants,

creation of Conditional Capital 2010 and amendment to

 the Articles of Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAINIPPON SUMITOMO PHARMA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J10542116

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                   ISSUER            YES             FOR                  FOR

Revisions

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAITO TRUST CONSTRUCTION CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J11151107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DANSKE BANK AS, COPENHAGEN

  TICKER:                  N/A                 CUSIP:   K22272114

  MEETING DATE:      3/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a.: Adopt the annual report and the                     ISSUER            YES             FOR                  FOR

proposal for allocation of profits or cover of losses

 according to the adopted annual report

PROPOSAL #b.1: Re-elect Alf Duch-Pederson as a Member        ISSUER            YES             FOR                  FOR

 of the Board of Directors

PROPOSAL #b.2: Re-elect Eivind Kolding as a Member of        ISSUER            YES             FOR                  FOR

 the Board of Directors

PROPOSAL #b.3: Re-elect Peter Hojland as a Member of         ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #b.4: Re-elect Mats Jannson as a Member of          ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #b.5: Re-elect Majken Schultz as a Member of        ISSUER            YES             FOR                  FOR

 the Board of Directors

PROPOSAL #b.6: Re-elect Sten Schibye as a Member of          ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #b.7: Re-elect Claus Vastrup as a Member of         ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #b.8: Re-elect Birgit Aagaard-Svendsen as a         ISSUER            YES             FOR                  FOR

Member of the Board of Directors

PROPOSAL #b.9: Elect Ole Gjesse Andersen as a Member         ISSUER            YES             FOR                  FOR

of the Board of Directors

PROPOSAL #b.10: Elect Michael Fairey as a Member of          ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #b.11: Approve, Henning Christophersen to            ISSUER            YES             FOR                  FOR

resign from the Board of Directors

PROPOSAL #b.12: Approve, Niels Chr. Nielsen to resign        ISSUER            YES             FOR                  FOR

 from the Board of Directors

PROPOSAL #c.: Re-appoint Grant Thornton,                              ISSUER            YES             FOR                  FOR

Statsautoriseret Revisionsaktieselskab and KPMG

Statsautoriseret Revisionspartnerskab as the External

 Auditors, as they retire according to Article 21 of

the Articles of Association

PROPOSAL #d.1: Amend the Articles of Association by          ISSUER            YES             FOR                  FOR

the incorporation of the new concepts of the Act and

that the existing concepts be mentioned in

parenthesis for a transitional period of time

PROPOSAL #d.2: Amend the Articles of Association by          ISSUER            YES             FOR                  FOR

moving Article section on the registered office of

Danske bank from Article 3.1 to Article 1.2 (new)

PROPOSAL #d.3: Amend the Articles of Association by          ISSUER            YES             FOR                  FOR

inserting new wordings as a new Article 3

PROPOSAL #d.4: Amend the Articles of Association by          ISSUER            YES         AGAINST           AGAINST

extending the authorizations under Articles 6.1 and

6.3 until 1 MAR 2015

PROPOSAL #d.5: Amend the Articles of Association by          ISSUER            YES             FOR                  FOR

adding the specified words to the last sentence of

Article 6.3

PROPOSAL #d.6: Amend Article 6.4 of the Articles of          ISSUER            YES             FOR                  FOR

Association as specified

PROPOSAL #d.7: Amend the Articles of Association by          ISSUER            YES             FOR                  FOR

replacing the address of VP investor services in

Article 7.2 to the CVR number of VP Investor Services

 A/S

PROPOSAL #d.8: Amend the Articles of Association by          ISSUER            YES             FOR                  FOR

the introduction of electronic communication, i.e.

electronic exchange of documents and electronic mail

correspondence between Danske Bank and its

shareholders, to replace printed documents and the

Article 7.3 is to be replaced by Article 7.3.-7.7

PROPOSAL #d.9: Amend Article 8.2 of the Articles of          ISSUER            YES             FOR                  FOR

Association to match the provisions of the new Act

PROPOSAL #d.10: Amend Article 9 of the Articles of            ISSUER            YES             FOR                  FOR

Association to match the provisions of the new act

PROPOSAL #d.11: Amend the Articles of Association by         ISSUER            YES             FOR                  FOR

the extension of Article 10

PROPOSAL #d.12: Amend Article 11 to match the                     ISSUER            YES             FOR                  FOR

provisions of the new act

PROPOSAL #d.13: Amend Article 12. to match the                   ISSUER            YES             FOR                  FOR

provisions of the new act

PROPOSAL #d.14: Amend the Articles of Association by         ISSUER            YES             FOR                  FOR

the insertion of a second sentence in Article 17.2 to

 read as follows: meetings of the Board of Directors

may be held in Danish and English

PROPOSAL #e.1: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the proposal for a

new Article 2.2

PROPOSAL #e.2: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the proposal for a

new Article 2.3

PROPOSAL #e.3: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the proposal for a

new Article 4.4 All shares must be registered by name

PROPOSAL #e.4: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the proposal for a

new Article 5.1

PROPOSAL #e.5: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the proposal for a

new Article 6.1

PROPOSAL #e.6: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the deletion of

Article 6.2

PROPOSAL #e.7: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER's PROPOSAL: approve the proposal for a

new Article 6.4

PROPOSAL #e.8: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the deletion of

Article 6.5

PROPOSAL #e.9: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the proposal for a

new Article 6.7

PROPOSAL #e.10: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the proposal for a

new Article 7.4

PROPOSAL #e.11: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the proposal for a

new Article 10.1

PROPOSAL #e.12: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the proposal for a

new Article 10.2

PROPOSAL #e.13: PLEASE NOTE THAT THIS IS A SHARE                ISSUER            YES         AGAINST               FOR

HOLDER PROPOSAL: approve the proposal for a new

Article 13.2

PROPOSAL #e.14: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the proposal for a

new Article 15.1

PROPOSAL #e.15: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the proposal for a

new Article 15.3

PROPOSAL #e.16: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the proposal for a

new Article 18.2

PROPOSAL #e.17: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve the proposal for a

new Article 23.1

PROPOSAL #f.1: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve that questions asked

to a Member of the Board of Directors or the

Executive Board present at the general meeting must

be answered by the Member directly with reference to

PROPOSAL #f.2: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve that no bonuses or

other incentive pay may be disbursed to staff or

Members of the Board of Directors of Danske Bank

until the share price exceeds the price quoted just

before the acquisition of banks outside Denmark

PROPOSAL #f.3: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve that 25% of the

salaries/fees payable to Members of the Executive

Board and Board of Directors must be paid out in

shares that vest after 3 years

PROPOSAL #f.4: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve that Members of the

Board of Directors and Executive Board must report on

 their trading in Danske Bank shares at every general

 meeting

PROPOSAL #f.5: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve that at least five

shareholders must watch the counting of votes as at

the most recent general meeting, shareholders were

not allowed to watch the counting of votes

PROPOSAL #f.6: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve that the general

meeting should be open to the press, and it should be

 permitted to take photos and film the event and the

Board of Directors is urged to let this proposal take

 effect at this general meeting

PROPOSAL #f.7: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve that the general

meeting must be videotaped, published on Danske

Bank's website and be available to all

PROPOSAL #f.8: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve, that when voting,

shareholders holding more than 5% of the shares must

state whether they vote in favour or against new

proposals

PROPOSAL #f.9: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve that at least three

Members of the Board of Directors must be

shareholders holding less than DKK 5m of Danske

PROPOSAL #f.10: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve that the entire Board

 of Directors should sit on the scene so that the

shareholders can see them

PROPOSAL #f.11: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve that the Board of

Directors and the Executive Board have not shown

great expertise in acquiring banks outside Denmark -

the most recent acquisition was a main contributor to

 the bankruptcy threatening Danske Bank at last

year's AGM: acquisitions of banks outside Denmark and

 other major investments that may affect the value of

 Danske Bank's share capital must be approved by the

PROPOSAL #f.12: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve that, if Danske Bank

loses more than 50% of its share capital, an

extraordinary general meeting must be convened at

which all Members of the Board of Directors offer

their resignation

PROPOSAL #f.13: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve, that IT development

in India is closed down, and activities are resumed

in Denmark and actual IT development is initiated

PROPOSAL #g.: Authorize the Board of Directors, until        ISSUER            YES         AGAINST           AGAINST

 01 MAR 2015, to allow Danske Bank and the Danske

Bank Group to acquire own shares by way of ownership

or pledge up to an aggregate nominal value of 10% of

the share capital in accordance with Section 198 of

the Danish Companies Act and, if shares are acquired

in ownership, the purchase price must not diverge

from the price quoted at the time of acquisition by

more than 10%; if the Act does not come into force,

the authorization shall be valid until the AGM in 2011

PROPOSAL #h.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: approve that the Board of

Directors be ordered to find a new Chief Executive

Officer not currently employed by the Bank

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DBS GROUP HOLDINGS LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y20246107

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and                 ISSUER            YES             FOR                  FOR

audited accounts for the YE 31 DEC 2009 and the

Auditors' report thereon

PROPOSAL #2.: Declare a 1-tier tax exempt final                 ISSUER            YES             FOR                  FOR

dividend of 14 cents per ordinary share, for the YE

31 DEC 2009; [2008: final dividend of 14 cents per

ordinary share, 1-tier tax exempt]

PROPOSAL #3.A: Approve to sanction the amount of SGD         ISSUER            YES             FOR                  FOR

1,594,877 proposed as Directors' fees for 2009;

[2008: SGD 1,475,281]

PROPOSAL #3.B: Approve to sanction the amount of SGD         ISSUER            YES             FOR                  FOR

4,500,000 proposed as special remuneration for Mr.

Koh Boon Hwee for 2009; [2008: SGD 2,000,000]

PROPOSAL #4.: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers LLP as the Auditors of the

Company and authorize the Directors to fix their

remuneration

PROPOSAL #5.A: Re-elect Mr. Ang Kong Hua as a                     ISSUER            YES             FOR                  FOR

Director, who retires under Article 95 of the

Company's Articles of Association

PROPOSAL #5.B: Re-elect Mr. John Alan Ross as a                 ISSUER            YES             FOR                  FOR

Director, who retires under Article 95 of the

Company's Articles of Association

PROPOSAL #5.C: Re-elect Mr. Kwa Chong Seng as a                 ISSUER            YES             FOR                  FOR

Director, who retires under Article 95 of the

Company's Articles of Association

PROPOSAL #6.A: Re-elect Mr. Ambat Ravi Shankar Menon         ISSUER            YES             FOR                  FOR

as a Director, who retires under Article 101 of the

Company's Articles of Association

PROPOSAL #6.B: Re-elect Mr. Piyush Gupta as a                     ISSUER            YES             FOR                  FOR

Director, who retires under Article 101 of the

Company's Articles of Association

PROPOSAL #6.C: Re-elect Mr. Peter Seah Lim Huat as a         ISSUER            YES             FOR                  FOR

Director, who retires under Article 101 of the

Company's Articles of Association

PROPOSAL #7.: Re-appoint Mr. Andrew Robert Fowell              ISSUER            YES             FOR                  FOR

Buxton as a Director, pursuant to Section 153(6) of

the Companies Act, Chapter 50, to hold office from

the date of this AGM until the next AGM of the Company

PROPOSAL #8.A: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to: (a) allot and issue from time to time

 such number of ordinary shares in the capital of the

 Company (DBSH Ordinary Shares) as may be required to

 be issued pursuant to the exercise of options under

the DBSH Share Option Plan; and (b) offer and grant

awards in accordance with the provisions of the DBSH

Share Plan and to allot and issue from time to time

such number of DBSH Ordinary Shares as may be

required to be issued pursuant to the vesting of

awards under the DBSH Share Plan, provided always

that: (1) the aggregate number of new DBSH Ordinary

Shares to be issued pursuant to the exercise of

options granted under the DBSH Share Option Plan and

the vesting of awards granted or to be granted under

the DBSH Share Plan shall not exceed 7.5% of the

total number of issued shares (excluding treasury

shares) in the capital of the Company from time to

time; and (2) the aggregate number of new DBSH

Ordinary Shares under awards to be granted pursuant

to the DBSH Share Plan during the period commencing

from the date of this AGM of the Company and ending

on the date of the next AGM of the Company or the

date by which the next AGM of the Company is required

 by law to be held, shall not exceed 2% of the total

number of issued shares (excluding treasury shares)

in the capital of the Company from time to time

PROPOSAL #8.B: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to: issue shares in the capital of the Company

(shares) whether by way of rights, bonus or

otherwise; and/or (ii) make or grant offers,

agreements or options (collectively, Instruments)

that might or would require shares to be issued,

including but not limited to the creation and issue

of (as well as adjustments to) warrants, debentures

or other instruments convertible into shares, at any

time and upon such terms and conditions and for such

purposes and to such persons as the Directors may in

their absolute discretion deem fit; and

(notwithstanding the authority conferred by this

Resolution may have ceased to be in force) issue

shares in pursuance of any Instrument made or granted

 by the Directors while this Resolution was in force,

 provided that: (1) the aggregate number of shares to

 be issued pursuant to this Resolution (including

shares to be issued in pursuance of Instruments made

or granted pursuant to this Resolution) does not

exceed 50 per cent of the total number of issued

shares (excluding treasury shares) in the capital of

the Company (as calculated in accordance with this

Resolution), of which the aggregate number of shares

to be issued other than on a pro rata basis to

shareholders of the Company (including shares to be

issued in pursuance of Instruments made or granted

pursuant to this Resolution) does not exceed 10% of

the total number of issued shares (excluding treasury

 shares) in the capital of the Company (as calculated

 in accordance with this Resolution); (2) (subject to

 such manner of calculation and adjustments as may be

 prescribed by the Singapore Exchange Securities

Trading Limited (SGX-ST)) for the purpose of

determining the aggregate number of shares that may

be issued under this Resolution, the percentage of

issued shares shall be based on the total number of

issued shares (excluding treasury shares) in the

capital of the Company at the time this Resolution is

 passed, after adjusting for: (i) new shares arising

from the conversion or exercise of any convertible

securities or share options or vesting of share

awards which are outstanding or subsisting at the

time this Resolution is passed; and (ii) any

subsequent bonus issue, consolidation or subdivision

of shares; (3) in exercising the authority conferred

by this Resolution, the Company shall comply with the

 provisions of the Listing Manual of the SGX-ST for

the time being in force (unless such compliance has

been waived by the SGX-ST) and the Articles of

Association for the time being of the Company; and

[Authority expires the earlier or until the

conclusion of the next AGM of the Company or the date

 by which the next AGM of the Company is required by

PROPOSAL #8.C: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to allot and issue from time to time such number of

new ordinary shares, new non-voting non-redeemable

preference shares and new non-voting redeemable

preference shares in the capital of the Company as

may be required to be allotted and issued pursuant to

 the DBSH Scrip Dividend Scheme

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DBS GROUP HOLDINGS LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y20246107

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Directors for the purposes        ISSUER            YES             FOR                  FOR

 of Sections 76C and 76E of the Companies Act,

Chapter 50 [the Companies Act], to purchase or

otherwise acquire issued ordinary shares in the

capital of DBSH [ordinary shares] not exceeding in

aggregate the maximum percentage [as specified], at

such price or prices as may be determined by the

Directors from time to time up to the maximum price

[as specified], whether by way of: [i] market

purchase[s] on the Singapore Exchange Securities

Trading Limited [SGX-ST] transacted through the

Central Limit Order Book trading system and/or any

other securities exchange on which the ordinary

shares may for the time being be listed and quoted

[Other Exchange]; and/or [ii] off-market purchase[s]

[if effected otherwise than on the SGX-ST or, as the

case may be, other exchange] in accordance with any

equal access scheme[s] as may be determined or

formulated by the Directors as they consider fit,

which scheme[s] shall satisfy all the conditions

prescribed by the Companies Act, and otherwise in

accordance with all other laws and regulations and

rules of the SGX-ST or, as the case may be, other

exchange as may for the time being be applicable,

[the share purchase mandate]; [Authority expires the

earlier of the date on which the next AGM of DBSH is

held and the date by which the next AGM of DBSH is

required by law to be held]; and to complete and do

all such acts and things [including executing such

documents as may be required] as they and/or he may

consider expedient or necessary to give effect to the

 transactions contemplated and/or authorized by this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DCC PLC

  TICKER:                  N/A                 CUSIP:   G2689P101

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Financial Statements for            ISSUER            YES             FOR                  FOR

the YE 31 MAR 2009, together with the reports for the

 Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend of 39.73 cent         ISSUER            YES             FOR                  FOR

per share for the YE 31 MAR 2009

PROPOSAL #3.: Approve the Report on Directors'                   ISSUER            YES             FOR                  FOR

Remuneration and Interests for the YE 31 MAR 2009

PROPOSAL #4.A: Re-elect Mr. Tommy Breen                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.B: Re-elect Mr. Roisin Brennan                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.C: Re-elect Mr. Michael Buckley                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.D: Re-elect Mr. David Byrne                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.E: Re-elect Mr. Maurice Keane                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.F: Re-elect Mr. Kevin Melia                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.G: Re-elect Mr. John Moloney                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.H: Re-elect Mr. Donal Murphy                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.I: Re-elect Mr. Fergal O'Dwyer                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.J: Re-elect Mr. Bernard Somers                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #6.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

 for cash otherwise than to existing shareholders in

certain circumstances

PROPOSAL #8.: Authorize the Directors to make market         ISSUER            YES             FOR                  FOR

purchases of the Company's own shares

PROPOSAL #9.: Approve to fix the Re-issue price of            ISSUER            YES             FOR                  FOR

the Company's shares held as treasury shares

PROPOSAL #10.: Approve the convening of certain EGMs         ISSUER            YES             FOR                  FOR

on 14 days' notice

PROPOSAL #11.: Approve the establishment of the DCC          ISSUER            YES             FOR                  FOR

plc Long Term Incentive Plan 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEAN FOODS COMPANY

  TICKER:                  DF                   CUSIP:   242370104

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: TOM C. DAVIS                ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: GREGG L. ENGLES           ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JIM L. TURNER               ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO RATIFY DELOITTE & TOUCHE            ISSUER            YES             FOR                  FOR

LLP AS INDEPENDENT AUDITOR.

PROPOSAL #03: STOCKHOLDER PROPOSAL REGARDING TAX           SHAREHOLDER        YES         AGAINST               FOR

GROSS-UPS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEERE & COMPANY

  TICKER:                  DE                   CUSIP:   244199105

  MEETING DATE:      2/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: SAMUEL R. ALLEN           ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: AULANA L. PETERS         ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: DAVID B. SPEER             ISSUER            YES             FOR                  FOR

PROPOSAL #02: COMPANY PROPOSAL #1 - AMEND RESTATED            ISSUER            YES             FOR                  FOR

CERTIFICATE OF INCORPORATION TO PROVIDE FOR ANNUAL

ELECTION OF ALL DIRECTORS

PROPOSAL #03: COMPANY PROPOSAL #2 - AMEND THE JOHN            ISSUER            YES             FOR                  FOR

DEERE OMNIBUS EQUITY AND INCENTIVE PLAN

PROPOSAL #04: COMPANY PROPOSAL #3 - RE-APPROVE THE            ISSUER            YES             FOR                  FOR

JOHN DEERE SHORT-TERM INCENTIVE BONUS PLAN

PROPOSAL #05: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR FISCAL 2010

PROPOSAL #06: STOCKHOLDER PROPOSAL #1 - CEO PAY             SHAREHOLDER        YES         AGAINST               FOR

DISPARITY

PROPOSAL #07: STOCKHOLDER PROPOSAL #2 - ADVISORY VOTE   SHAREHOLDER        YES         AGAINST               FOR

 ON EXECUTIVE COMPENSATION

PROPOSAL #08: STOCKHOLDER PROPOSAL #3 - SEPARATION OF   SHAREHOLDER        YES         AGAINST               FOR

 CEO AND CHAIRMAN RESPONSIBILITIES

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEL MONTE FOODS COMPANY

  TICKER:                  DLM                 CUSIP:   24522P103

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: SAMUEL H. ARMACOST      ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: TERENCE D. MARTIN        ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: RICHARD G. WOLFORD      ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPROVE THE AMENDMENT AND                          ISSUER            YES             FOR                  FOR

RESTATEMENT OF THE DEL MONTE FOODS COMPANY

CERTIFICATE OF INCORPORATION TO PROVIDE FOR THE

ANNUAL ELECTION OF DIRECTORS.

PROPOSAL #03: TO APPROVE THE DEL MONTE FOODS COMPANY         ISSUER            YES             FOR                  FOR

2002 STOCK INCENTIVE PLAN, AS AMENDED AND RESTATED.

PROPOSAL #04: TO APPROVE THE DEL MONTE FOODS COMPANY         ISSUER            YES             FOR                  FOR

ANNUAL INCENTIVE PLAN, AS AMENDED AND RESTATED.

PROPOSAL #05: TO RATIFY THE APPOINTMENT OF KPMG LLP          ISSUER            YES             FOR                  FOR

AS DEL MONTE FOODS COMPANY'S INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR ITS FISCAL YEAR ENDING MAY

 2, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELL INC.

  TICKER:                  DELL               CUSIP:   24702R101

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JAMES W. BREYER                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DONALD J. CARTY                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL S. DELL                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM H. GRAY, III                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SALLIE L. KRAWCHECK                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JUDY C. LEWENT                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THOMAS W. LUCE, III                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KLAUS S. LUFT                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALEX J. MANDL                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SAM NUNN                                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF INDEPENDENT AUDITOR               ISSUER            YES             FOR                  FOR

PROPOSAL #SH1: REIMBURSEMENT OF PROXY EXPENSES                SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #SH2: ADOPT SIMPLE MAJORITY VOTE                        SHAREHOLDER        YES             FOR               AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELTA AIR LINES, INC.

  TICKER:                  DAL                 CUSIP:   247361702

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: RICHARD H.                   ISSUER            YES             FOR                  FOR

ANDERSON

PROPOSAL #1B: ELECTION OF DIRECTOR: EDWARD H. BASTIAN        ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: ROY J. BOSTOCK             ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: JOHN S. BRINZO             ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: DANIEL A. CARP             ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: JOHN M. ENGLER             ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: MICKEY P. FORET           ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: DAVID R. GOODE             ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: PAULA ROSPUT                ISSUER            YES             FOR                  FOR

REYNOLDS

PROPOSAL #1J: ELECTION OF DIRECTOR: KENNETH C. ROGERS        ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: RODNEY E. SLATER         ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: DOUGLAS M.                   ISSUER            YES             FOR                  FOR

STEENLAND

PROPOSAL #1M: ELECTION OF DIRECTOR: KENNETH B. WOODROW      ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF ERNST &            ISSUER            YES             FOR                  FOR

YOUNG LLP AS DELTA'S INDEPENDENT AUDITORS FOR THE

YEAR ENDING DECEMBER 31, 2010.

PROPOSAL #03: STOCKHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

CUMULATIVE VOTING IN THE ELECTION OF DIRECTORS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELUXE CORPORATION

  TICKER:                  DLX                 CUSIP:   248019101

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: RONALD C BALDWIN                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES A HAGGERTY                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ISAIAH HARRIS, JR.                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DON J. MCGRATH                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: C.E. MAYBERRY MCKISSACK                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: NEIL J. METVINER                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEPHEN P. NACHTSHEIM                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARY ANN O'DWYER                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARTYN R. REDGRAVE                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LEE J. SCHRAM                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: RATIFICATION OF THE APPOINTMENT OF                 ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS DELUXE CORPORATION'S

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE

 YEAR ENDING DECEMBER 31, 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DENA BANK

  TICKER:                  N/A                 CUSIP:   Y2030B116

  MEETING DATE:      7/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the balance sheet as         ISSUER            YES             FOR                  FOR

at 31 MAR 2009 and the profit & loss account for the

YE on that date, the report of the Board of Directors

 on the working and activities of the Bank for the

period covered by the accounts and the Auditor's

report on the balance sheet and the accounts

PROPOSAL #2.: Declare a dividend on equity shares for        ISSUER            YES             FOR                  FOR

 the FY 2008-2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DENSO CORPORATION

  TICKER:                  N/A                 CUSIP:   J12075107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                   ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Corporate         ISSUER            YES             FOR                  FOR

Officers

PROPOSAL #4: Approve Payment of Accrued Benefits                ISSUER            YES         AGAINST           AGAINST

associated with Abolition of Retirement Benefit

System for Current Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEUTSCHE BANK AG, FRANKFURT AM MAIN

  TICKER:                  N/A                 CUSIP:   D18190898

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 financial

year with the report of the Supervisory Board, the

group financial statements and annual report, and the

 report pursuant to Sections 289(4) and 315(4) of the

 German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 793,413,523.95 as

follows: Payment of a dividend of EUR 0.75 per share

EUR 327,769,262.70 shall be carried forward Ex-

dividend and payable date: 28 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010 FY        ISSUER            YES             FOR                  FOR

 KPMG AG, Frankfurt

PROPOSAL #6.: Renewal of the authorization to acquire        ISSUER            YES             FOR                  FOR

 own shares for trading purposes the Company shall be

 authorized to acquire and sell own shares, at prices

 not deviating more than 10% from the market price of

 the shares, on or before 30 NOV 2014; the trading

portfolio shall not exceed 5% of the Company's share

capital at the end of any given day

PROPOSAL #7.: Authorization to acquire own shares for        ISSUER            YES             FOR                  FOR

 purposes other than trading The Company shall be

authorized to acquire own shares of up to 10% of its

share capital, at prices not deviating more than 10%

from the market price of the shares, on or before 30

NOV 2014 the Board of Managing Directors shall be

authorized to sell the shares on the stock exchange

or to offer them to all shareholders, to use the

shares for acquisition purposes, to use the shares as

 employee shares, to offer the shares to third

parties at a price not materially below their market

price, and to retire the shares

PROPOSAL #8.: Authorization to use derivatives within        ISSUER            YES             FOR                  FOR

 the scope of the acquisition of own shares the

Company shall be authorized to use put or call

options and forward contracts for the purpose of

acquiring own shares as per item 7

PROPOSAL #9.: Approval of the compensation system for        ISSUER            YES         AGAINST           AGAINST

 the Board of Managing Directors as described in the

compensation report to be presented under item 1

PROPOSAL #10.: Amendments to the articles of                       ISSUER            YES             FOR                  FOR

association in connection with the Shareholder Right

Directive Implementation Law [ARUG] a) Section 17(4)

shall be appended in respect of the Board of Managing

 Directors being authorized to allow shareholders to

participate in the shareholders' meeting by

electronic means [online] b) Section 17(5) shall be

appended in respect of the Board of Managing

Directors being authorized to allow shareholders to

exercise their voting rights in writing or

electronically [absentee voting] c) Section18(3)

shall be amended in respect of the Company being able

 to facilitate proxy voting at shareholders' meetings

PROPOSAL #11.: Authorization to issue warrant or                ISSUER            YES             FOR                  FOR

convertible bonds or profit-sharing certificates, the

 creation of contingent capital, and the

corresponding amendments to the Articles of

Association the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to issue bearer or registered bonds or profit-

sharing certificates of up to EUR 9 billion,

conferring a conversion or option right for new

shares of the Company, on or before 30 APR 2015;

shareholders shall be granted subscription rights,

except for the issue of bonds or profit-sharing

certificates at a price not materially below their

theoretical market value, for residual amounts, and

for the granting of such rights to holders of

conversion or option rights; the share capital shall

be increased accordingly by up to EUR 230,400,000

through the issue of up to 90,000,000 new registered

 shares, insofar as conversion and/or option rights

PROPOSAL #12.: Approval of amendments to the control         ISSUER            YES             FOR                  FOR

and profit transfer agreements, or simple profit

transfer agreements, with the following of the

Company's wholly owned subsidiaries, in accordance

with the accounting law modernisation act: a)

Deutsche Bank Private- Und Geschaeftskunden Ag; b)

Schiffsbetriebsgesellschaft Brunswik Mbh; c) Deutsche

 Immobilien Leasing Gmbh; d) Deutsche Stiftungstrust

Gmbh; e) Db Export-Leasing Gmbh; f) Db Capital

Markets [Deutschland) Gmbh; g) Rreef Management Gmbh;

 h) Nordwestdeutscher Wohnungsbautraeger Gmbh

PROPOSAL #13.: Approval of the newly concluded                   ISSUER            YES             FOR                  FOR

control and profit transfer agreem ents with the

following of the Company's wholly owned subsidiaries:

 a) Db Beteiligungs-Holding Gmbh; b) Db Finanz-

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEUTSCHE BOERSE

  TICKER:                  N/A                 CUSIP:   D1882G119

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and annual report, the re-port pursuant

to Sections 289[4] and 315[4] of the German

Commercial Code, and the proposal on the

appropriation of the distributable profit

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 400,000,000 as follows;

Payment of a dividend of EUR 2.10 per share EUR

9,519,655.90 shall be allocated to the other revenue

reserves ex-dividend and payable date 28 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Approval o f the new compensation                 ISSUER            YES         AGAINST           AGAINST

system for t he Board of MDs, to be found on the

Company's web site

PROPOSAL #6.: Resolution on the revision of the                 ISSUER            YES             FOR                  FOR

authorized capital II, and the corresponding

amendments to the articles of association The

existing authorized capita l II shall be revoked, the

 Board of Managing Directors shall be authorized,

with the consent of the Supervisory Board, to

increase the share capital by up to EUR 27,800,000

through the issue of new registered shares against

payment in cash and/or kind, on or be-fore 26 May

2015, shareholders shall be granted subscription

rights, except for the issue of shares at a price not

 materially below their market price, for the issue

of employee shares of up to EUR 3,000,000, for the

issue of shares for acquisition purposes, and for

PROPOSAL #7.: Resolution on the creation of                        ISSUER            YES             FOR                  FOR

authorized capital III, and the corresponding

amendments to the Articles of Association the Board

of Managing Directors shall be authorized, with the

consent of the Supervisory Board, to increase the

share capital by up to EUR 19,500,000 through the

issue of new registered shares against cash payment,

on or before 26 MAY 2015, shareholders shall be

granted subscription rights, except for residual

PROPOSAL #8.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Board of Managing Directors shall be authorized to

acquire shares of the Company of up to 10% of its

share capital, at prices neither more than 10% above,

 nor more than 20% below, the market price, on or

before 31 OCT 2011 ,the shares may be used for

acquisition purposes, issued to employees, pensioners

 and executives, sold in another manner at a price

not materially below their market price, or retired

PROPOSAL #9.: Approval of the control agreement with         ISSUER            YES             FOR                  FOR

the Company's wholly owned subsidiary Clear stream

Banking AG, effective for an indeterminate period of

time

PROPOSAL #10.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Right

Directive Implementation Law [ARUG] a] Section 16[4]

shall be appended in respect of the Board of Managing

 Directors being authorized to allow shareholders to

participate in the shareholders meeting by electronic

 means [online], b] Section 16[5] shall be appended

in respect of the Board of Managing Directors being

authorized to allow shareholders to exercise their

voting rights in writing or electronically [absentee

voting]

PROPOSAL #11.: Appointment of the Auditors for the            ISSUER            YES             FOR                  FOR

2010 FY; KPMG AG, Berlin entitled to vote are those

shareholders who are entered in the share register

and who register with the Company on or before 20 MAY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEUTSCHE LUFTHANSA AG, KOELN

  TICKER:                  N/A                 CUSIP:   D1908N106

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the adopted annual                ISSUER             NO              N/A                  N/A

financial statements, the approved consolidated

financial statements, the management reports for the

Company and the Group for the 2009 financial year,

the report of the Supervisory Board, incl. the

explanatory report of the Executive Board on the

statements pursuant to secs. 289(4) and (5), 315(4)

of Germany's Commercial Code (HGB)

PROPOSAL #2.: Approval of the remuneration system for        ISSUER            YES             FOR                  FOR

 the Executive Board members

PROPOSAL #3.: Approval of Executive Board's acts for         ISSUER            YES             FOR                  FOR

the 2009 financial year

PROPOSAL #4.: Approval of Supervisory Board's acts            ISSUER            YES             FOR                  FOR

for the 2009 financial year

PROPOSAL #5.: Supplementary election of three                     ISSUER            YES             FOR                  FOR

Supervisory Board members: Martin Koehler, Dr. h.c.

Robert M. Kimmitt, Herbert Hainer

PROPOSAL #6.: Authorisation to purchase own shares             ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Creation of new Authorised Capital A            ISSUER            YES             FOR                  FOR

and corresponding amendment to the Articles of

PROPOSAL #8.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association on the election of Supervisory Board

members, the adoption of resolutions in the

Supervisory Board, the remuneration of Supervisory

Board members, the Annual General Meeting venue, and

the alignment to Germany's Act Implementing the

Shareholders Rights Directive (ARUG)

PROPOSAL #9.: Appointment of auditors, Group auditors        ISSUER            YES             FOR                  FOR

 and examiners to review interim reports for the 2010

 financial year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEUTSCHE POST AG

  TICKER:                  N/A                 CUSIP:   D19225107

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and group annual report as well as the

report pursuant to Sections 289[4] and 315[ 4] of the

 German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 880,797,457.47 as

follows: payment of a dividend of EUR 0.60 per share

EUR 155,387,933.07 shall be carried for ward Ex-

dividend and payable date: 29 APR 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisor y Board

PROPOSAL #5.: Appointment of Auditors f or the 2010          ISSUER            YES             FOR                  FOR

FY: PricewaterhouseCoopers AG, Dusseldorf

PROPOSAL #6.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at a price not

deviating more than 10% from the market price of the

shares, on or before 27 APR 2015, the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the stock exchange

or by way of a public offer to all shareholders if

the shares are sold at a price not materially below

their market price, and to retire the shares

PROPOSAL #7.: Approval of the use of derivatives                ISSUER            YES             FOR                  FOR

[call and put options] for the purpose of acquiring

own shares as per item 6

PROPOSAL #8.: Approval of the remuneration system for        ISSUER            YES             FOR                  FOR

 members of the Board of Managing Directors

PROPOSAL #9.: Re-election of Roland Oetker to the              ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #10.: Amendments of the Articles of                       ISSUER            YES             FOR                  FOR

Association in respect of the Supervisory Board

remuneration as of the 2011 FY, the fixed

remuneration shall be increased to EUR 4 0,000 and

the attendance fee to EUR 1,000 per member

PROPOSAL #11.: Further amendments to the Articles of         ISSUER            YES             FOR                  FOR

Association as follows: 11.a] Section 14 [5], the

majority of the votes cast shall be necessary for

resolutions by the Supervisory Board if there is no

other majority mandatory, in case of two election

ties after another, the Chairman shall receive two

votes; 11.b] Section 18 [2]shall be a mended in

respect of the shareholders, meeting being announced

at least 30 days prior to the date of the meeting;

11.c] Section 19 [1], in respect of shareholders

being entitled to participate and vote at the

shareholders meeting if they register with the

Company by the sixth day prior to the meeting and

provide evidence of their shareholding as per the

statutory record date; 11.d] Section 19 [2] in

respect of the Board of Managing Directors being

authorized to permit shareholders to absentee vote in

 written form or by electronic means at a

shareholders meeting;11.e] Section 19 [3], in respect

 of proxy- voting instructions being issued as

stipulated by law, the issuance/withdrawal of proxy-

voting instructions must be effected in written form;

 11.f] Section 19 [4], in respect of the Chairman of

the shareholders meeting being authorized to permit

the audiovisual transmission of the meeting; 11.g]

Section 22 [1], in respect of the Board of Managing

Directors being obliged to list the financial

statements and the group financial statements as well

 as the annual report and the group annual report for

 the past FY within the first 3 months of the current

 year and to present them to the Supervisory Board,

together with the proposal for resolution on the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEUTSCHE TELEKOM AG

  TICKER:                  N/A                 CUSIP:   D2035M136

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the agreement to transfer          ISSUER            YES             FOR                  FOR

the Company's T-HOME division to its wholly owned

subsidiary T-Mobile Deutschland GmbH the Company

shall drop down all assets corresponding to the above

 mentioned division to T-Mobile Deutschland GmbH,

pursuant to Section 123(3)No.1 of the Law on the

Transformation of Companies, as per 01 JAN 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEUTSCHE TELEKOM AG, BONN

  TICKER:                  N/A                 CUSIP:   D2035M136

  MEETING DATE:      5/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and annual report, and the proposal on

the appropriation of the distributable profit

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 6,421,196,639.17 as

follows: Payment of a dividend of EUR 0.78 per share.

 EUR 3,035,281,633.45 shall be carried forward. Ex-

dividend and payable date: 04 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors during the 2009 FY

PROPOSAL #4.: Postponement of the ratification of the        ISSUER            YES             FOR                  FOR

 acts of Klaus Zumwinkel as a member of the

Supervisory Board during the 2008 FY

PROPOSAL #5.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board during the 2009 FY

PROPOSAL #6.: Approval of the compensation system for        ISSUER            YES             FOR                  FOR

 the Members of the Board of Managing Directors

PROPOSAL #7.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: PricewaterhouseCoopers AG, Frankfurt, and Ernst +

 Young GmbH, Stuttgart

PROPOSAL #8.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices not

deviating more than 10% from the market price of the

shares, on or before 02 NOV 2011, The Board of

Managing Directors shall be authorized to sell the

shares on the stock exchange, to offer the shares to

shareholders by way of a rights offering, to dispose

of the shares in another manner if they are sold at a

 price not materially below their market price, to

float the shares on foreign stock exchanges, to use

the shares for acquisition purposes, to use the

shares to satisfy conversion and option rights, to

use the shares as employee shares, and to retire the

PROPOSAL #9.: Election of Wulf H. Bernotat to the              ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #10.: Election of Ulrich Middelmann to the          ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #11.: Approval of the control and profit              ISSUER            YES             FOR                  FOR

transfer agreement with the Company's wholly owned

subsidiary Erste DFMG Deutsche Funkturm Ver-moegens-

GmbH

PROPOSAL #12.: Approval of the control and profit              ISSUER            YES             FOR                  FOR

transfer agreement with the Company's wholly owned

subsidiary T-Mobile Global Holding Nr. 2 GmbH

PROPOSAL #13.: Resolution on the authorization to              ISSUER            YES             FOR                  FOR

issue convertible, warrant or income bonds and/or

profit-sharing rights, the creation of contingent

capital, and the corresponding amendments to the

articles of association, the Board of Managing

Directors shall be authorized, with the consent of

the Supervisory Board, to issue bonds or profit-

sharing rights of up to EUR 6,500,000,000, conferring

 a conversion or option right for up to 429,687,500

new shares of the Company, on or before 02 MAY 2015,

shareholders shall be granted subscription rights,

except for the issue of bonds at a price not

materially below their theoretical market value, for

residual amounts, and in order to grant subscription

rights to holders of previously issued conversion and

 option rights, the existing contingent capital IV

shall be revoked, the Company's share capital shall

be increased accordingly by up to EUR 1,100,000,000

through the issue of up to 429,687,500 new shares,

insofar as conversion or option rights are exercised

[contingent :capital 2010]

PROPOSAL #14.: Approval of the revision of the                   ISSUER            YES             FOR                  FOR

Supervisory Board remuneration, and the corresponding

 amendments to the Articles of Association the fixed

remuneration per member shall be increased to EUR

30,000 for the 2010 FY and EUR 40,000 thereafter, and

 the variable remuneration amended to EUR 1,000 for

every EUR 0.02 by which the profit per share in the

second year after the FY in question exceeds that of

3 years previous, the Chairman shall receive twice,

and the Deputy Chairman one and a half times, the

PROPOSAL #15.: Amendment to section 2 of the Articles        ISSUER            YES             FOR                  FOR

 of Association to reflect the expansion of the

object of the Company

PROPOSAL #16.: Amendment to section 14 of the                     ISSUER            YES             FOR                  FOR

Articles of Association in respect of the deadline

for announcing the shareholders' meeting being 30

days prior to the meeting, extended by the length of

the registration period

PROPOSAL #17.: Amendment to section 15 of the                     ISSUER            YES             FOR                  FOR

Articles of Association in respect of the

authorization of the Company to transmit the

shareholders' meeting by audiovisual means

PROPOSAL #18.: Amendment to section 16 of the                     ISSUER            YES             FOR                  FOR

Articles of Association in respect of participation

in the shareholders' meeting by electronic means

PROPOSAL #19.: Amendment to section 16 of the                     ISSUER            YES             FOR                  FOR

Articles of Association in respect of absentee voting

 at the shareholders' meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEVON ENERGY CORPORATION

  TICKER:                  DVN                 CUSIP:   25179M103

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN RICHELS                                         ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFY THE APPOINTMENT OF THE COMPANY'S        ISSUER            YES             FOR                  FOR

 INDEPENDENT AUDITORS FOR 2010.

PROPOSAL #03: ADOPT SIMPLE MAJORITY VOTE.                        SHAREHOLDER        YES         AGAINST               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEVRO PLC

  TICKER:                  N/A                 CUSIP:   G2743R101

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's accounts for the          ISSUER            YES             FOR                  FOR

YE 31 DEC 2009, together with the Directors' report

and the Auditors' report on those accounts

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3: Elect Mr. Steve Hannam as a Director who        ISSUER            YES             FOR                  FOR

 retires in accordance with the

PROPOSAL #4: Re-elect Mr. Paul Neep as a Director,            ISSUER            YES             FOR                  FOR

who retires by rotation under the provisions of the

Articles of Association

PROPOSAL #5: Re-elect Mr. Peter Page as a Director,          ISSUER            YES             FOR                  FOR

who retires by rotation under the provisions of the

Articles of Association

PROPOSAL #6: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Company's Auditors to hold office until the

conclusion of the next AGM of the Company and

authorize the Directors to fix their remuneration

PROPOSAL #7: Approve the remuneration report                       ISSUER            YES             FOR                  FOR

contained within the Company's report and accounts

for the YE 31 DEC 2009

PROPOSAL #8: Authorize the Directors, in substitution        ISSUER            YES             FOR                  FOR

 for all existing authorities, in accordance with

Section 551 of the Companies Act 2006 (the Act) to

exercise all the powers of the Company to: (a) allot

shares (as defined in Section 540 of the Act) in the

Company or grant rights to subscribe for or to

convert any security into shares in the Company up to

 an aggregate nominal amount of GBP 5,400,000; and

(b) allot equity securities (as defined in section

560 of the Act) up to an aggregate nominal amount of

GBP 10,800,000 (such amount to be reduced by the

aggregate nominal amount of shares allotted or rights

 to subscribe for or to convert any security into

shares in the Company granted under paragraph (a) of

this resolution 8) in connection with an offer by way

 of a rights issue: (i) to ordinary shareholders in

proportion (as nearly as may be practicable) to their

 existing holdings; CONTD.

PROPOSAL #S.9: Authorize the Directors, in                          ISSUER            YES             FOR                  FOR

substitution for all existing powers and subject to

the passing of Resolution 8, pursuant to Section 570

of the Act to allot equity securities (as defined in

Section 560 of the Act) for cash pursuant to the

authority granted by Resolution 8 and/or where the

allotment constitutes an allotment of equity

securities by virtue of Section 560(3) of the Act, in

 each case free of the restriction in Section 561 of

the Act, such power to be limited: (a) to the

allotment of equity securities in connection with an

offer of equity securities (but in the case of an

allotment pursuant to the authority granted by

paragraph (b) of Resolution 8, such power shall be

limited to the allotment of equity securities in

connection with an offer by way of a rights issue

only): (i) to ordinary shareholders in proportion (as

 nearly as may be practicable) to their existing

holdings; CONTD.

PROPOSAL #S.10: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Act to make one or

more market purchases (within the meaning of Section

693(4) of the Act) on the London Stock Exchange of

ordinary shares of 10 pence each in the capital of

the Company (Ordinary Shares) provided that: (a) the

maximum aggregate number of Ordinary Shares hereby

authorised to be purchased is 16,000,000

(representing less than 10% of the issued ordinary

share capital of the Company as at 25 MAR 2010 which

is the latest practicable date before publication of

this notice); (b) the minimum price (exclusive of

expenses) which may be paid for an Ordinary Share is

10 pence, being the par value; (c) the maximum price

(exclusive of expenses) which may be paid for an

Ordinary Share is an amount equal to not more than 5%

 above the average of the middle market quotations

PROPOSAL #S.11: Approve the Articles of Association          ISSUER            YES             FOR                  FOR

of the Company be amended by deleting all the

provisions of the Company's Memorandum of Association

 which, by virtue of Section 28 of the Act, are to be

 treated as provisions of the Company's Articles of

Association; and adopt the Articles of Association

produced to the meeting and initialled by the

Chairman of the meeting for the purpose of

identification, the Articles of Association of the

Company in substitution for, and to the exclusion of,

PROPOSAL #S.12: Approve the general meeting of the            ISSUER            YES             FOR                  FOR

Company other than an AGM may be called on not less

than 14 clear days' notice, provided that this

authority expires at the conclusion of the next AGM

of the Company after the date of passing this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIAGEO PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G42089113

  MEETING DATE:      10/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts 2009             ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report 2009

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect L.M. Danon [Audit, Nomination,        ISSUER            YES             FOR                  FOR

 Remuneration] as a Director

PROPOSAL #5.: Re-elect Lord Hollick [Audit,                        ISSUER            YES             FOR                  FOR

Nomination, Remuneration, Chairman of Committee] as a

 Director

PROPOSAL #6.: Re-elect P.S. Walsh [Executive,                     ISSUER            YES             FOR                  FOR

Chairman of Committee] as a Director

PROPOSAL #7.: Elect P.B. Bruzelius [Audit,                          ISSUER            YES             FOR                  FOR

Nomination, Remuneration] as a Director

PROPOSAL #8.: Elect B.D. Holden [Audit, Nomination,          ISSUER            YES             FOR                  FOR

Remuneration] as a Director

PROPOSAL #9.: Re-appoint the Auditor                                     ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Approve the remuneration of the Auditor      ISSUER            YES             FOR                  FOR

PROPOSAL #11.: Grant authority to allot shares                    ISSUER            YES             FOR                  FOR

PROPOSAL #12.: Approve the disapplication of pre-               ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #13.: Grant authority to purchase own                   ISSUER            YES             FOR                  FOR

ordinary shares

PROPOSAL #14.: Grant authority to make political                ISSUER            YES         AGAINST           AGAINST

donations and/or to incur political expenditure in

the EU

PROPOSAL #15.: Adopt the Diageo Plc 2009                              ISSUER            YES             FOR                  FOR

Discretionary Incentive Plan

PROPOSAL #16.: Adopt the Diageo Plc 2009 Executive            ISSUER            YES             FOR                  FOR

Long Term Incentive Plan

PROPOSAL #17.: Adopt Diageo Plc International                     ISSUER            YES             FOR                  FOR

Sharematch Plan 2009

PROPOSAL #18.: Grant authority to establish                        ISSUER            YES             FOR                  FOR

International Share Plans

PROPOSAL #19.: Adopt Diageo Plc 2009 Irish Sharesave         ISSUER            YES             FOR                  FOR

Scheme

PROPOSAL #20.: Amend the Rules of Diageo Plc                       ISSUER            YES             FOR                  FOR

Executive Share Option Plan

PROPOSAL #21.: Amend the Rules of Diageo Plc 2008              ISSUER            YES             FOR                  FOR

Senior Executive Share Option Plan

PROPOSAL #22.: Amend the Rules of Diageo Plc Senior          ISSUER            YES             FOR                  FOR

Executive Share Option Plan

PROPOSAL #23.: Approve the reduced notice of a                   ISSUER            YES             FOR                  FOR

general meeting other than an AGM

PROPOSAL #24.: Adopt the Articles of Association                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DILLARD'S, INC.

  TICKER:                  DDS                 CUSIP:   254067101

  MEETING DATE:      5/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: R. BRAD MARTIN                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: FRANK R. MORI                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J.C. WATTS, JR.                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: NICK WHITE                                            ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO RATIFY THE APPOINTMENT OF          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR

FISCAL 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIRECTV

  TICKER:                  DTV                 CUSIP:   25490A101

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: NEIL R. AUSTRIAN                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RALPH F. BOYD, JR.                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PAUL A. GOULD                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES R. LEE                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PETER A. LUND                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GREGORY B. MAFFEI                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN C. MALONE                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: NANCY S. NEWCOMB                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HAIM SABAN                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL D. WHITE                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: RATIFICATION OF APPOINTMENT OF                        ISSUER            YES             FOR                  FOR

INDEPENDENT PUBLIC ACCOUNTANTS.

PROPOSAL #3: APPROVAL OF THE DIRECTV 2010 STOCK PLAN.        ISSUER            YES             FOR                  FOR

PROPOSAL #4: APPROVAL OF THE DIRECTV EXECUTIVE                   ISSUER            YES             FOR                  FOR

OFFICER CASH BONUS PLAN.

PROPOSAL #5: ADOPTION OF POLICY REQUIRING EXECUTIVES    SHAREHOLDER        YES         AGAINST               FOR

TO RETAIN 75% OF ALL EQUITY-BASED COMPENSATION FOR 2

YEARS FOLLOWING SEPARATION FROM DIRECTV.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DISCOVERY COMMUNICATIONS, INC.

  TICKER:                  DISCA             CUSIP:   25470F104

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: PAUL A. GOULD                                       ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: JOHN S. HENDRICKS                                ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: M. LAVOY ROBISON                                  ISSUER            YES        WITHHOLD           AGAINST

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS DISCOVERY

COMMUNICATIONS, INC.'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER

31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DISCOVERY HLDGS LTD

  TICKER:                  N/A                 CUSIP:   S2192Y109

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual                       ISSUER            YES             FOR                  FOR

financial statements for the YE 30 JUN 2009 and the

report of the Directors and the Auditors thereon

PROPOSAL #2.: Appoint Mr. R. Farber as an Executive          ISSUER            YES             FOR                  FOR

Director on 01 JUL 2009

PROPOSAL #3.: Re-elect Dr. B.A. Brink as a Director,         ISSUER            YES             FOR                  FOR

who retires in accordance with the Company's Articles

 of Association [Articles]

PROPOSAL #4.: Re-elect Mr. A.L. Owen as a Director,          ISSUER            YES             FOR                  FOR

who retires in accordance with the Company's Articles

PROPOSAL #5.: Re-elect Ms. T. Slabbert as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with the Company's Articles

PROPOSAL #6.: Approve the Directors' fees paid by the        ISSUER            YES             FOR                  FOR

 Company for the YE 30 JUN 2009 as per the notes to

the annual financial statements

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers Inc.         ISSUER            YES             FOR                  FOR

as Independent Auditors of the Company and Mr. A.G.

Taylor as the individual designated Auditor who will

undertake the audit for the Company for the ensuing

year

PROPOSAL #8.: Authorize the Directors to fix and pay         ISSUER            YES             FOR                  FOR

the Auditors' remuneration for the YE 30 JUN 2009

PROPOSAL #9.S.1: Approve to remunerate Ms. Sonja                ISSUER            YES             FOR                  FOR

Sebotsa [Identity No. 711215 0879 084] [Sebotsa] for

services rendered by her to Discovery Health from

time to time in her capacity as non-Executive

Director on the basis as specified; the remuneration

and benefits contemplated above is in addition to the

 usual remuneration and benefits conferred upon the

Non-Executive Directors of Discovery Health in line

with Discovery's policy prevailing from time to time;

 to the extent that the implementation of the

remuneration and benefits contemplated above results

in any form of direct or indirect financial

assistance to Sebotsa for the acquisition of

Discovery shares, subject to the Board of Directors

of Discovery being satisfied that the requirements of

 Section 38[2A] [a] of the Companies Act 1973 [as

amended] [the Companies Act] are satisfied, authorize

 the Discovery in terms of Section 38[2A][b] of the

Companies Act to give such direct or indirect

financial assistance to Sebotsa for the acquisition

of Discovery shares [the Financial Assistance]

PROPOSAL #10S.2: Approve that as a general approval          ISSUER            YES             FOR                  FOR

contemplated in Sections 85 to 89 of the Companies

Act No. 61 of 1973, as amended [the Act], the

acquisitions by the Company, and/or any subsidiaries

of the Company from time to time of the issued

ordinary shares of the Company, upon such terms and

conditions and in such amounts as the Directors of

the Company may from time to time determine, be

authorized but subject to the Articles of Association

 of the Company, the provisions of the Act, as

amended and the JSE Limited [JSE] Listing

requirements where applicable, and provided that, any

 such acquisition of ordinary shares shall be

effected through the order book operated by the JSE

trading system and done without any prior

understanding or arrangement between the Company and

the counter-party [reported trades are prohibited];

an announcement will be published as soon as the

Company has acquired ordinary shares constituting, on

 a cumulative basis, 3% of the initial number of

ordinary shares in issue and for each 3% in aggregate

 of the initial number acquired thereafter, in

compliance with paragraph 11.27 of the JSE Listings

Requirements; acquisitions of ordinary shares in

aggregate in any 1 FY may not exceed 20% of the

Company's issued ordinary share capital as at the

date of the grant of this general authority; ordinary

 shares may not be acquired at a price greater than

10% above, the weighted average of the market value

at which such ordinary shares are traded on the JSE

as determined over the 5 business days immediately

preceding the date of repurchase of such ordinary

shares; the JSE should be consulted for a ruling if

the Company's securities have not traded in such 5

business day period; at any point in time, the

Company may only appoint one agent to effect any

repurchase on the Company's behalf; the Company

undertaking that it will not enter the market to

repurchase the Company's securities until the

Company's sponsor has provided written confirmation

to the JSE regarding the adequacy of the Company's

working capital in accordance with Schedule 25 of the

 JSE Listings Requirements; the Company remaining in

compliance with the shareholder spread requirements

of the JSE Listings Requirements; and the Company not

 repurchasing any shares during a prohibited period

as defined in paragraph 3.67 of the JSE Listings

Requirements; unless they have in place a repurchase

programme where the dates and quantities of

securities to be traded during the relevant period

are fixed [not subject to any variation] and full

details of the programme have been disclosed in an

announcement over SENS prior to the commencement of

the prohibited period; and before entering the market

 to effect the general repurchase, the Directors,

having considered the effects of the repurchase of

the maximum number of ordinary shares in terms of the

 aforegoing general authority, will ensure that for a

 period of 12 months after the date of the general

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DMCI HOLDINGS INC

  TICKER:                  N/A                 CUSIP:   Y2088F100

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the report on attendance and            ISSUER            YES             FOR                  FOR

quorum

PROPOSAL #3.: Approve the minutes of previous                     ISSUER            YES             FOR                  FOR

stockholders' meeting

PROPOSAL #4.: Approve the Management report for the          ISSUER            YES             FOR                  FOR

YE 31 DEC 2008

PROPOSAL #5.: Ratify all acts of the Board of                     ISSUER            YES             FOR                  FOR

Directors and the Officers during the preceding year

PROPOSAL #6.: Appoint the Independent Auditor                      ISSUER            YES             FOR                  FOR

PROPOSAL #7.1: Elect David M. Consunji as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #7.2: Elect Cesar A. Buenaventura as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.3: Elect Isidro A. Consunji as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7.4: Elect Jorge A. Consunji as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #7.5: Elect Victor A. Consunji as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7.6: Elect Herbert M. Consunji as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #7.7: Elect M.A. Edwina C. Laperal as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.8: Elect Evaristo T. Francisco as an                ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #7.9: Elect Honorio Reyes-Lao as an                       ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #8.: Other matters                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #9.: Adjournment                                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DNB NOR ASA, OSLO

  TICKER:                  N/A                 CUSIP:   R1812S105

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the EGM by the Chairman of          ISSUER            YES             FOR                  FOR

the Supervisory Board

PROPOSAL #2.: Approve the notice and agenda                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect 1 person to co- sign the minutes         ISSUER            YES             FOR                  FOR

of the EGM together with the Chairman of the meeting

PROPOSAL #4.: Approve to increase the share capital          ISSUER            YES             FOR                  FOR

by minimum NOK 1 400,000,000 and maximum NOK

14,000,000,000, from NOK 13,326,536,150 to minimum

NOK 14,726,536,150 and maximum NOK 27,326,536,150, by

 the issuance of minimum 140,000,000 and maximum

1,400,000,000 new shares, each with a nominal value

of NOK 10; shareholders who are registered in the

Company's shareholder register as at 24 NOV 2009

shall have preferential rights to subscribe for the

new shares corresponding to their pro rata holdings

of shares in the Company, tradable subscription

rights will be issued, oversubscription and

subscription without subscription rights are

permitted; the Company shall prepare a prospectus

that shall be approved by the Oslo Stock Exchange in

connection with the rights offering, unless the Board

 of Directors decides otherwise, the prospectus shall

 not be registered with or approved by any foreign

prospectus authority, the new shares cannot be

subscribed for by investors in jurisdictions in which

 it is not permitted to offer new shares, with

respect to any shareholder that in the Company's view

 is not entitled to subscribe for new shares due to

limitations imposed by laws or regulations of the

jurisdiction where such shareholder is a resident or

citizen, the Company or someone appointed or

instructed by it may sell such shareholder's

subscription rights against transfer of the net

proceeds from such sale to the shareholder;

allocation of the new shares shall be made by the

Board of Directors, the following allocation criteria

 shall apply: allocation will be made to subscribers

on the basis of granted and acquired subscription

rights which have been validly exercised during the

subscription period; If not all subscription rights

are exercised, subscribers having exercised their

subscription rights and who have over-subscribed will

 be allocated additional new shares on a pro rata

basis based on the number of subscription rights

exercised by each such subscribe, to the extent that

pro rata allocation is not possible, the Company will

 determine the allocation by the drawing of lot; new

shares not allocated pursuant to this resolution

above will be allocated to subscribers not holding

subscription rights, allocation will be sought made

on a pro rata basis based on the relevant

subscription amounts, provided, however, that such

allocations may be rounded down to the nearest round

lot, which is 200 share; new shares not allocated

pursuant to this resolution above will be subscribed

by, and allocated to, the underwriters or investors

appointed by the underwriters based on and in

accordance with the underwriting obligations of the

respective underwriters; the subscription price in

the rights offering shall be between NOK 10 and NOK

100 per share, the subscription amount shall be paid

in cash; the subscription period shall commence on 26

 NOV 2009 and end at 17:30 (CET) on 10 DEC 2009,

however, if the prospectus is not approved in time to

 maintain this subscription period, the subscription

PROPOSAL #5.: Amend the Articles 3-4, 7-1, and 9-1 of        ISSUER            YES             FOR                  FOR

 the Company's Articles of Association with effect

from the time the amendments are approved by the

Financial Supervisory Authority of Norway

[Kredittilsynet], as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DNB NOR ASA, OSLO

  TICKER:                  N/A                 CUSIP:   R1812S105

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the general meeting by the            ISSUER            YES             FOR                  FOR

Chairman of the supervisory Board

PROPOSAL #2: Approve the notice of the general                   ISSUER            YES             FOR                  FOR

meeting and the agenda

PROPOSAL #3: Election of the person to sign the                 ISSUER            YES             FOR                  FOR

minutes of the general meeting along with

PROPOSAL #4: Approve the remuneration rates for                 ISSUER            YES             FOR                  FOR

members of the supervisory Board, control committee

and election committee

PROPOSAL #5: Approve the Auditor's remuneration                  ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the 2009 annual report and                 ISSUER            YES             FOR                  FOR

accounts, including the distribution of dividends and

 group contributions

PROPOSAL #7: Election of Members to the Supervisory          ISSUER            YES             FOR                  FOR

Board with a term of Office until the AGM in 2012:

Nils Halvard Bastiansen, Baerum [re-election], Toril

Eidesvik, Bergen [re-election], Carnilla Marianne

Grieg, Bergen [New Member], Eldbjorg Lower, Kongsberg

 [Re-election], Per Otterdahl Miller, Skien [New

Member], Dag J. Opedal, Oslo [Re-election], Ole

Robert Reitan, Nesoya [New Member], Gudrun B.

Rollefsen, Hammerfest [Re-election], Arthur

Sletteberg, Stabekk [Re-election], Hanne Rigmor

Egenaess Wiig, Halden [Re-election]; re-election of

Herbjorn Hansson, Sandefjord as a Member to the

Supervisory Board, with a term of office until the

AGM in 2011; election of Elsbeth Sande Tronstad, Oslo

 as a new deputy with a term of office of one year

PROPOSAL #8: Re-election of Eldbjorg Lower,                        ISSUER            YES             FOR                  FOR

Kongsberg, Per Otterdahl Moller, Skien, Arthur

Sletteberg, Stabekk, Rejer Ola Soberg as Members of

the Election Committee with a term of office until

PROPOSAL #9: Authorize the Board of Directors for the        ISSUER            YES             FOR                  FOR

 repurchase of shares

PROPOSAL #10: Approve the statement from the Board of        ISSUER            YES             FOR                  FOR

 Directors in connection with remuneration to senior

executives

PROPOSAL #11.a: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Approve the special

remuneration or Broad shared financial responsibility

 and common interests

PROPOSAL #11.b: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Approve the reforms to ensure

sound Corporate Governance by changing- strengthening

 the competence and independence of Governing Bodies

PROPOSAL #11.c: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Approve the reversal of

authority to the general meeting

PROPOSAL #11.d: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Approve the cultivation of

individual roles in the group to strengthen risk

Management and capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOGAN SIRKETLER GRUBU HOLDINGS AS, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M2810S100

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to forming the Presidency of            ISSUER             NO              N/A                  N/A

Board

PROPOSAL #2.: Authorize the Board Members to sign the        ISSUER             NO              N/A                  N/A

 minutes of the meeting

PROPOSAL #3.: Approve to determine on amendment of            ISSUER             NO              N/A                  N/A

paid in capital and item 8 number 5 of the Articles

of Association

PROPOSAL #4.: Approve the reports of the Board                   ISSUER             NO              N/A                  N/A

Members, the Auditors and the Independent Auditor

PROPOSAL #5.: Approve to release of Board Members               ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Approve to release of the Auditors                ISSUER             NO              N/A                  N/A

PROPOSAL #7.: Approve to determine the dividend                 ISSUER             NO              N/A                  N/A

distribution

PROPOSAL #8.: Approve to determine the number of                ISSUER             NO              N/A                  N/A

Board Members, wages and terms of office

PROPOSAL #9.: Approve to determine the number of the         ISSUER             NO              N/A                  N/A

Auditors, wages and terms of office

PROPOSAL #10.: Approve the Independent Audit Firm               ISSUER             NO              N/A                  N/A

PROPOSAL #11.: Approve to determine on issuing Bond          ISSUER             NO              N/A                  N/A

and/or commercial paper

PROPOSAL #12.: Approve to Permitting Board Members as        ISSUER             NO              N/A                  N/A

 per items 334 and 335 of TCC

PROPOSAL #13.: Approve to inform about Informination         ISSUER             NO              N/A                  N/A

Policy of the Company

PROPOSAL #14.: Approve the informing about code of            ISSUER             NO              N/A                  N/A

Ethics of the Company

PROPOSAL #15.: Approve the informing about donations         ISSUER             NO              N/A                  N/A

PROPOSAL #16.: Approve the informing about general            ISSUER             NO              N/A                  N/A

mutual investments of the Company

PROPOSAL #17.: Wishes                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOLLAR THRIFTY AUTOMOTIVE GROUP, INC.

  TICKER:                  DTG                 CUSIP:   256743105

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: THOMAS P. CAPO                                     ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: MARYANN N. KELLER                                ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: THE HON. E.C. LUMLEY                           ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: RICHARD W. NEU                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN C. POPE                                         ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: SCOTT L. THOMPSON                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF DELOITTE & TOUCHE LLP          ISSUER            YES             FOR                  FOR

AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FOR FISCAL YEAR 2010.

PROPOSAL #03: APPROVAL OF THE MANAGEMENT OBJECTIVES          ISSUER            YES             FOR                  FOR

FOR PERFORMANCE-BASED AWARDS UNDER THE DOLLAR THRIFTY

 AUTOMOTIVE GROUP, INC. SECOND AMENDED AND RESTATED

LONG-TERM INCENTIVE PLAN AND DIRECTOR EQUITY PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DONGFENG MTR GROUP CO LTD

  TICKER:                  N/A                 CUSIP:   Y21042109

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors  the Board'  of the Company for the YE 31

DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the report of the International         ISSUER            YES             FOR                  FOR

Auditors and audited financial statements of the

Company for the YE 31 DEC 2009

PROPOSAL #4: Approve the profit distribution plan of         ISSUER            YES             FOR                  FOR

the Company for the YE 31 DEC 2009 and authorize to

the Board to deal with all issues relating to the

distribution of the final dividend for the year 2009

PROPOSAL #5: Authorize the Board to deal with all              ISSUER            YES             FOR                  FOR

issues in relation to the Company's distribution of

interim dividend for the year 2010 in its absolute

discretion  including, but not limited to,

determining whether to distribute interim dividend

for the year 2010

PROPOSAL #6: Re-appointment of Ernst & Young as the          ISSUER            YES             FOR                  FOR

International Auditors of the Company, and Ernst &

Young Hua Ming as the PRC Auditors of the Company for

 the year 2010 to hold office until the conclusion of

 the next AGM, and authorize the Board to fix their

remuneration

PROPOSAL #7: Authorize the Board to fix the                        ISSUER            YES             FOR                  FOR

remuneration of the Directors and the Supervisors of

the Company for the year 2010

PROPOSAL #S.8: Authorize the Board to issue, allot            ISSUER            YES             FOR                  FOR

and deal with additional shares in the Company not

exceeding 20% of each of the existing Domestic Shares

 and H Shares in issue

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DR PEPPER SNAPPLE GROUP,INC.

  TICKER:                  DPS                 CUSIP:   26138E109

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: JOHN L. ADAMS               ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: TERENCE D. MARTIN        ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: RONALD G. ROGERS         ISSUER            YES             FOR                  FOR

PROPOSAL #2: TO RATIFY THE APPOINTMENT OF DELOITTE &         ISSUER            YES             FOR                  FOR

TOUCHE AS THE CORPORATION'S INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DRAGON OIL PLC

  TICKER:                  N/A                 CUSIP:   G2828W132

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the Directors'                 ISSUER            YES         AGAINST           AGAINST

report and financial statements for the YE 31 DEC 2009

PROPOSAL #2.a: Re-elect Mr. Ahmad Sharaf as a                     ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the Articles

 of Association

PROPOSAL #2.b: Re-elect Mr. Saeed Al Mazrooei as a            ISSUER            YES         AGAINST           AGAINST

Director, who retires in accordance with the Articles

 of Association

PROPOSAL #3: Receive and approve the Directors                   ISSUER            YES             FOR                  FOR

remuneration report for the YE 31 DEC 2009

PROPOSAL #4: Authorize the Directors to fix the                 ISSUER            YES         AGAINST           AGAINST

remuneration of the Auditors in respect of the period

 expiring at the next AGM of the Company

PROPOSAL #5: Approve, for the purposes of Section 140        ISSUER            YES             FOR                  FOR

 of the Companies Act 1963, that the AGM in 2011

and, if there shall be any EGM before such meeting,

such EGM or meetings  shall be held at such place as

may be determined by the Directors

PROPOSAL #S.6: Approve, a general meeting, other than        ISSUER            YES             FOR                  FOR

 an AGM and other than a meeting called for the

passing of a Special Resolution, may be called on not

 less than 14 days notice in accordance with the

Articles of Association of the Company

PROPOSAL #S.7: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

equity securities

PROPOSAL #S.8: Grant authority to repurchase the                ISSUER            YES             FOR                  FOR

Company's shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DST SYSTEMS, INC.

  TICKER:                  DST                 CUSIP:   233326107

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: A. EDWARD ALLINSON                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL G. FITT                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT T. JACKSON                                ISSUER            YES             FOR                  FOR

PROPOSAL #2: APPROVE 2005 EQUITY INCENTIVE PLAN                 ISSUER            YES             FOR                  FOR

PERFORMANCE GOAL PROVISIONS

PROPOSAL #3: RATIFICATION OF THE AUDIT COMMITTEE'S            ISSUER            YES             FOR                  FOR

SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING

 FIRM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  E.ON AG

  TICKER:                  N/A                 CUSIP:   D24914133

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the adopted Annual                ISSUER             NO              N/A                  N/A

Financial Statements and the Consolidated Financial

Statements for the 2009 financial year, along with

the Management Report Summary for E.ON AG and the

E.ON Group and the Report of the Supervisory Board as

 well as the Explanatory Report of the Board of

Management regarding the statements pursuant to

Sections 289 para. 4, 315 para. 4 and Section 289

para.5 German Commercial Code (Handelsgesetzbuch-HGB).

PROPOSAL #2.: Appropriation of balance sheet profits         ISSUER            YES             FOR                  FOR

from the 2009 financial year

PROPOSAL #3.: Discharge of the Board of Management            ISSUER            YES             FOR                  FOR

for the 2009 financial year

PROPOSAL #4.: Discharge of the Supervisory Board for         ISSUER            YES             FOR                  FOR

the 2009 financial year

PROPOSAL #5.: Approval of the compensation system              ISSUER            YES             FOR                  FOR

applying to the Members of the Board of Management

PROPOSAL #6.a: Election of PricewaterhouseCoopers              ISSUER            YES             FOR                  FOR

Aktiengesellschaft Wirtschaftspruefungsgesellschaft,

Duesseldorf, as the auditor for the annual as well as

 the consolidated financial statements for the 2010

financial year

PROPOSAL #6.b: Election of PricewaterhouseCoopers              ISSUER            YES             FOR                  FOR

Aktiengesellschaft Wirtschaftspruefungsgesellschaft,

Duesseldorf, as the auditor for the inspection of the

 abbreviated financial statements and the interim

management report for the first half of the 2010

financial year

PROPOSAL #7.: Authorization for the acquisition and          ISSUER            YES             FOR                  FOR

use of treasury shares

PROPOSAL #8.: Authorization for the issue of option          ISSUER            YES             FOR                  FOR

or convertible bonds, profit participation rights or

participating bonds and for the exclusion of

subscription rights as well as the creation of a

Conditional Capital

PROPOSAL #9: Amendment to Section 20 of the Articles         ISSUER            YES             FOR                  FOR

of Association in view of the Act for the

Implementation of the Shareholder Rights Directive

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EARTHLINK, INC.

  TICKER:                  ELNK               CUSIP:   270321102

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: SUSAN D. BOWICK                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: TERRELL B. JONES                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID A. KORETZ                                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

ERNST & YOUNG LLP BY THE AUDIT COMMITTEE OF THE BOARD

 OF DIRECTORS TO SERVE AS EARTHLINK'S INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR

 ENDING DECEMBER 31, 2010.

PROPOSAL #03: STOCKHOLDER PROPOSAL REGARDING A REPORT   SHAREHOLDER        YES         ABSTAIN           AGAINST

 ON EARTHLINK'S INTERNET PRINCIPLES.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EAST JAPAN RAILWAY COMPANY

  TICKER:                  N/A                 CUSIP:   J1257M109

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Proposal for appropriation of retained         ISSUER            YES             FOR                  FOR

earnings

PROPOSAL #2.: Partial amendment to the Articles of            ISSUER            YES             FOR                  FOR

Incorporation: Change Business Lines, Adopt Reduction

 of Liability System for Outside Directors, Adopt

Reduction of Liability System for Outside Auditors

PROPOSAL #3.1: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.16: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.17: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.18: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.19: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.20: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.21: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.22: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.23: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.24: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.25: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.26: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Payment of bonuses to Directors and              ISSUER            YES             FOR                  FOR

Corporate Auditors

PROPOSAL #5.: Shareholders' Proposals: Partial                   ISSUER            YES             FOR               AGAINST

amendment to the Articles of Incorporation (1)

Disclosure of each Director'S remuneration to

shareholders

PROPOSAL #6.: Shareholders' Proposals: Partial                   ISSUER            YES         AGAINST               FOR

amendment to the Articles of Incorporation (2)

Obligation to report the number and names of

Principal Executive Advisers and Advisers, etc.

retained and approve the total amount of remuneration

 or fees to be paid to such Advisers at the General

Meeting of Shareholders

PROPOSAL #7.1: Shareholders' Proposals: Dismissal of         ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #7.2: Shareholders' Proposals: Dismissal of         ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #7.3: Shareholders' Proposals: Dismissal of         ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #7.4: Shareholders' Proposals: Dismissal of         ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #7.5: Shareholders' Proposals: Dismissal of         ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #7.6: Shareholders' Proposals: Dismissal of         ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #7.7: Shareholders' Proposals: Dismissal of         ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #8.1: Shareholders' Proposals: Election of          ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #8.2: Shareholders' Proposals: Election of          ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #8.3: Shareholders' Proposals: Election of          ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #8.4: Shareholders' Proposals: Election of          ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #8.5: Shareholders' Proposals: Election of          ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #9.: Shareholders' Proposals: Reduction of          ISSUER            YES         AGAINST               FOR

remuneration to Directors and Corporate Auditors

PROPOSAL #10.: Shareholders' Proposals: Proposal for         ISSUER            YES         AGAINST               FOR

appropriation of retained earnings (1)

PROPOSAL #11.: Shareholders' Proposals: Proposal for         ISSUER            YES         AGAINST               FOR

appropriation of retained earnings (2)

PROPOSAL #12.: Shareholders' Proposals: Proposal for         ISSUER            YES         AGAINST               FOR

appropriation of retained earnings (3)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EASTMAN CHEMICAL COMPANY

  TICKER:                  EMN                 CUSIP:   277432100

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: GARY E. ANDERSON         ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: RENEE J. HORNBAKER      ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: THOMAS H. MCLAIN         ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF APPOINTMENT OF                       ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS.

PROPOSAL #03: APPROVAL TO AMEND THE CERTIFICATE OF            ISSUER            YES             FOR                  FOR

INCORPORATION TO PERMIT HOLDERS OF 25% OF SHARES TO

CALL SPECIAL MEETINGS OF STOCKHOLDERS.

PROPOSAL #04: STOCKHOLDER PROPOSAL REQUESTING THAT        SHAREHOLDER        YES             FOR               AGAINST

THE BOARD OF DIRECTORS TAKE STEPS NECESSARY TO ELECT

EACH DIRECTOR ANNUALLY.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EBAY INC.

  TICKER:                  EBAY               CUSIP:   278642103

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: DAVID M. MOFFETT         ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: RICHARD T.                   ISSUER            YES             FOR                  FOR

SCHLOSBERG, III

PROPOSAL #1C: ELECTION OF DIRECTOR: THOMAS J. TIERNEY        ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPROVE THE AMENDMENT AND                          ISSUER            YES             FOR                  FOR

RESTATEMENT OF OUR EBAY INCENTIVE PLAN, INCLUDING TO

SATISFY THE REQUIREMENTS OF SECTION 162(M) OF THE

INTERNAL REVENUE CODE.

PROPOSAL #03: TO APPROVE THE AMENDMENT AND                          ISSUER            YES             FOR                  FOR

RESTATEMENT OF OUR 2008 EQUITY INCENTIVE AWARD PLAN,

INCLUDING AN AMENDMENT TO INCREASE THE AGGREGATE

NUMBER OF SHARES AUTHORIZED FOR ISSUANCE UNDER THE

PLAN BY 20 MILLION SHARES.

PROPOSAL #04: TO RATIFY THE APPOINTMENT OF                          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT

AUDITORS FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EDF S A

  TICKER:                  N/A                 CUSIP:   F2940H113

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts for the year        ISSUER            YES             FOR                  FOR

 ending 31 DEC 2009

PROPOSAL #2: Approve the consolidated accounts for            ISSUER            YES             FOR                  FOR

the year ending 31 DEC 2009

PROPOSAL #3: Approve the allocation of the result for        ISSUER            YES             FOR                  FOR

 the year ending 31 DEC 2009, as stated in the annual

 accounts, and setting of the dividend

PROPOSAL #4: Approve the agreements specified in                ISSUER            YES             FOR                  FOR

Article L. 225-38 of the Code du Commerce  Commercial

 Code

PROPOSAL #5: Approve the additional Directors'                   ISSUER            YES             FOR                  FOR

attendance fees allocated to the Board of Directors

for the year 2009

PROPOSAL #6: Approve the Directors' attendance fees          ISSUER            YES             FOR                  FOR

allocated to the Board of Directors

PROPOSAL #7: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

operate on Company shares

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

issue shares or tangible assets maintaining

shareholders' preferential subscription rights

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

issue, through public offers, shares or tangible

assets with suppression of shareholders' preferential

 subscription rights

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue, through public offers as specified in Article

L. 411-2 II of the Code Monetaire et Financier

Monetary and Financial Code , shares or tangible

assets with suppression of shareholders' preferential

 subscription rights

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the number of securities to be issued in the

 event of an increase in capital stock with or

without a preferential subscription right

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock by incorporating reserves,

profits, premia or other sums whose capitalization is

 permitted

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock in payment for a public

exchange offer initiated by the Company

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock to remunerate contributions in

 kind given to the Company

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock to the benefit of members of

the savings plan

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce capital stock

PROPOSAL #E.17: Grant powers for formalities                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EFG-HERMES HLDG S A E

  TICKER:                  N/A                 CUSIP:   M3047P109

  MEETING DATE:      4/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to move the Head Office of the          ISSUER             NO              N/A                  N/A

Company to smart village and amend the decree 4 from

the basic regulations

PROPOSAL #2: Amend the decree 19 which will increase         ISSUER             NO              N/A                  N/A

the maximum number of Board of Directors Members from

 11 Member to 13 Member including to experienced

PROPOSAL #3: Approve the future assembly meetings are        ISSUER             NO              N/A                  N/A

 to be held within 6 OCT or Giza area and amend

decree Number 37

PROPOSAL #4: Approve the suggestion of amending                 ISSUER             NO              N/A                  N/A

decree number 55 regarding the right to distribute

profits during the FY after the approval of the

general meeting will be to experienced Members

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EFG-HERMES HLDG S A E

  TICKER:                  N/A                 CUSIP:   M3047P109

  MEETING DATE:      4/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Ratify the Board of Directors' report            ISSUER             NO              N/A                  N/A

for the FYE 31 DEC 2009

PROPOSAL #2: Ratify the Auditor's [KPMG - Hazem                 ISSUER             NO              N/A                  N/A

Hassan] report on the financial statements for the

FYE 31 DEC 2009

PROPOSAL #3: Ratify the financial statements for the         ISSUER             NO              N/A                  N/A

FYE 31 DEC 2009

PROPOSAL #4: Approve the appropriations account for          ISSUER             NO              N/A                  N/A

the FYE 31 DEC 2009

PROPOSAL #5: Approve the release of the Board of                ISSUER             NO              N/A                  N/A

Directors' from liability for Management for the FYE

31 DEC 2009

PROPOSAL #6: Approve the Board of Directors'                       ISSUER             NO              N/A                  N/A

remuneration and allowances for the FY 2010

PROPOSAL #7: Approve the re-appointment of the                   ISSUER             NO              N/A                  N/A

Auditors [KPMG - Hazem Hassan] for the FY 2010 and

determining their fees

PROPOSAL #8: Approve the donations made in 2009 and          ISSUER             NO              N/A                  N/A

authorization to the Board of Directors to make

donations in excess of EGP 1,000 during the FY 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EGYPTIAN FINANCIAL GROUP-HERMES HOLDING COMPANY

  TICKER:                  N/A                 CUSIP:   M3047P109

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Board of Director's report          ISSUER             NO              N/A                  N/A

in regards to the Company's activity during the first

 quarter of the current fiscal YE 31 MAR 2010

PROPOSAL #2: Approve the financial Auditors report            ISSUER             NO              N/A                  N/A

for the first quarter of the fiscal YE 31 MAR 2010

PROPOSAL #3: Approve the Company's financial                       ISSUER             NO              N/A                  N/A

statements for the first quarter of the fiscal YE 31

MAR 2010

PROPOSAL #4: Approve the suggested profit                            ISSUER             NO              N/A                  N/A

distribution for the first quarter of the fiscal YE

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELECTRICITE DE FRANCE EDF

  TICKER:                  N/A                 CUSIP:   F2940H113

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve to modify the Article 25 of            ISSUER            YES             FOR                  FOR

the Statutes

PROPOSAL #O.2: Approve the renewal of Mr. Bruno                 ISSUER            YES         AGAINST           AGAINST

Lafont's mandate as a Board Member

PROPOSAL #O.3: Approve the renewal of Mr. Henri                 ISSUER            YES         AGAINST           AGAINST

Proglio's mandate as a Board Member

PROPOSAL #O.4: Appoint Mrs. Mireille Faugere as a              ISSUER            YES         AGAINST           AGAINST

Board Member

PROPOSAL #O.5: Appoint Mr. Philippe Crouzet as a                ISSUER            YES         AGAINST           AGAINST

Board Member

PROPOSAL #O.6: Appoint Lord Michael Jay of Ewelme as         ISSUER            YES         AGAINST           AGAINST

a Board Member

PROPOSAL #O.7: Appoint Mr. Pierre Mariani as a Board         ISSUER            YES         AGAINST           AGAINST

Member

PROPOSAL #O.8: Approve to deposit the dividend in              ISSUER            YES             FOR                  FOR

shares; authorize the Board of Directors

PROPOSAL #O.9: Grant powers for formalities                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELECTROLUX AB, STOCKHOLM

  TICKER:                  N/A                 CUSIP:   W24713120

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Marcus Wallenberg as                     ISSUER            YES             FOR                  FOR

Chairman of the AGM

PROPOSAL #2: Preparation and approval of the voting          ISSUER            YES             FOR                  FOR

list

PROPOSAL #3: Approval of the agenda                                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of two minutes-checkers                      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Determination as to whether the meeting         ISSUER            YES             FOR                  FOR

has been properly convened

PROPOSAL #6: Presentation of the Annual Report and            ISSUER            YES             FOR                  FOR

the Audit Report as well as the Consolidated Accounts

 and the Audit Report for the Group

PROPOSAL #7: Approve the speech by the President,              ISSUER            YES             FOR                  FOR

Hans Straberg

PROPOSAL #8: Adopt the Income Statement and the                 ISSUER            YES             FOR                  FOR

Balance Sheet as well as the Consolidated Income

Statement and the Consolidated Balance Sheet

PROPOSAL #9: Grant discharge from liability of the            ISSUER            YES             FOR                  FOR

Directors and the President

PROPOSAL #10: Approve the dividend for 2009 of SEK 4         ISSUER            YES             FOR                  FOR

per share and Tuesday, 06 APR 2010, as Record Date

for the dividend, Subject to resolution by the

General Meeting in accordance with this proposal,

dividend is expected to be distributed by Euroclear

Sweden on Friday, 09 APR 2010

PROPOSAL #11: Approve to determine the number of                ISSUER            YES             FOR                  FOR

Directors at 9 and no Deputy Directors, the

Nomination Committee has informed the Company that

the proposal for Board of Directors may be increased

by 1 more Director, if so, the proposal will be

announced before the General Meeting

PROPOSAL #12: Approve the Directors fees shall be              ISSUER            YES             FOR                  FOR

unchanged for each Director compared with previous

year's fees and be as follows: SEK 1,600,000 to the

Chairman of the Board of Directors, SEK 550,000 to

the Deputy Chairman of the Board of Directors and SEK

 475,000 to each of the other Directors appointed by

the AGM but not employed by Electrolux and, for

committee work, to the Members who are appointed by

the Board of Directors: SEK 200,000 to the Chairman

of the Audit Committee and SEK 85,000 to each of the

other members of the Committee and SEK 120,000 to the

 Chairman of the Remuneration Committee and SEK

55,000 to each of the other members of the Committee;

PROPOSAL #13: Re-election of Messrs. Marcus                        ISSUER            YES             FOR                  FOR

Wallenberg, Peggy Bruzelius, Torben Ballegaard

Sorensen, Hasse Johansson, John S. Lupo, Barbara

Milian Thoralfsson, Johan Molin, Hans Straberg and

Caroline Sundewall to the Board of Directors and

Marcus Wallenberg as Chairman of the Board of

PROPOSAL #14: Re-election of PricewaterhouseCoopers          ISSUER            YES             FOR                  FOR

AB as Auditor for the period until the AGM 2014

PROPOSAL #15: Approve the nomination committee                   ISSUER            YES             FOR                  FOR

process on the specified terms

PROPOSAL #16: Approve the guidelines for remuneration        ISSUER            YES             FOR                  FOR

 and other terms of employment for the Electrolux

Group Management  Group Management  on the specified

PROPOSAL #17: Approve to implement a performance                ISSUER            YES             FOR                  FOR

based, long-term share program for 2010 the Share

Program 2010 , with the specified terms and conditions

PROPOSAL #18.A: Authorize the Board of Directors, for        ISSUER            YES             FOR                  FOR

 the period until the next AGM, to resolve on

acquisitions of shares in the Company as: the Company

 may acquire as a maximum so many B-shares that,

following each acquisition, the Company holds at a

maximum 10% of all shares issued by the company, the

shares may be acquired on NASDAQ OMX Stockholm,

acquisition of shares may only be made at a price per

 share at each time within the prevailing price

interval for the share, payment for the shares shall

be made in cash; the purpose of the proposal is to be

 able to adapt the Company's capital structure,

thereby contributing to increased shareholder value

PROPOSAL #18.B: Authorize the Board of Directors, for        ISSUER            YES             FOR                  FOR

 the period until the next AGM, to resolve on

transfers of Electrolux own shares in connection with

 or as a consequence of Company acquisitions as: Own

B-shares held by the Company at the time of the Board

 of Directors decision may be transferred, the shares

 may be transferred with deviation from the

shareholders preferential rights, transfer of shares

may be made at a minimum price per share

corresponding to an amount in close connection with

the price of the Company's shares on NASDAQ OMX

Stockholm at the time of the decision on the

transfer, payment for the transferred shares may be

made in cash, by contributions in kind or by a set-

PROPOSAL #18.C: Approve, on account of the employee          ISSUER            YES             FOR                  FOR

stock option program for 2003 and the performance

share program for 2008, that the AGM resolves that

the Company shall be entitled, for the period until

the next AGM, to transfer a maximum of 3,000,000 B-

shares in the Company for the purpose of covering

costs, including social security charges, that may

arise as a result of the aforementioned programs,

transfer may take place on NASDAQ OMX Stockholm at a

price within the prevailing price interval from time

PROPOSAL #18.D: Approve the implementation of the              ISSUER            YES             FOR                  FOR

performance based, long-term share program for 2010

the Share Program 2010  proposed under item 17, that

the AGM resolves to transfer Electrolux own shares,

as: a maximum of 1,500,000 B-shares may be

transferred, participants entitled to acquire shares

pursuant to the terms and conditions of the Share

Program 2010 should be entitled to acquire the

shares, with a right for each participant to acquire

a maximum number of shares which follows from the

terms and conditions of the program, the right of

participants to acquire shares may be exercised when

delivery under the Share Program 2010 should take

place, i.e. during 2013, participants shall receive

the shares free of charge during the period stated in

 the terms and conditions of the program, the number

of shares which may be transferred may be

recalculated due to changes in the capital structure

PROPOSAL #19: Closing of the meeting                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENCANA CORP

  TICKER:                  N/A                 CUSIP:   292505104

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve an arrangement pursuant to              ISSUER            YES             FOR                  FOR

Section 192 of the Canada Business Corporations Act

pursuant to which, among other things, common

shareholders of EnCana will receive 1 new common

share in EnCana and 1 common share in a new public

Company called Cenovus Energy Inc. in exchange for

each common share of EnCana held

PROPOSAL #2.: Ratify and approve the Employee Stock          ISSUER            YES             FOR                  FOR

Option Plan for Cenovus Energy Inc.

PROPOSAL #3.: Ratify and approve the Shareholder                ISSUER            YES             FOR                  FOR

Rights Plan for Cenovus Energy Inc.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENDURANCE SPECIALTY HOLDINGS LTD.

  TICKER:                  ENH                 CUSIP:   G30397106

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN T. BAILY*                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: NORMAN BARHAM*                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GALEN R. BARNES*                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID S. CASH*                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM M. JEWETT*                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEVEN W. CARLSEN**                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID S. CASH**                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM M. JEWETT**                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALAN BARLOW***                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM H. BOLINDER***                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEVEN W. CARLSEN***                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID S. CASH***                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SIMON MINSHALL***                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BRENDAN R. O'NEILL***                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALAN BARLOW****                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM H. BOLINDER****                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEVEN W. CARLSEN****                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID S. CASH****                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SIMON MINSHALL****                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BRENDAN R. O'NEILL****                       ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPOINT ERNST & YOUNG LTD. AS THE            ISSUER            YES             FOR                  FOR

COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING

FIRM FOR THE YEAR ENDING DECEMBER 31, 2010 AND TO

AUTHORIZE THE BOARD OF DIRECTORS, ACTING THROUGH THE

AUDIT COMMITTEE, TO SET THE FEES FOR ERNST & YOUNG

PROPOSAL #03: TO AMEND THE COMPANY'S 2007 EQUITY                ISSUER            YES             FOR                  FOR

INCENTIVE PLAN

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENEL ENTE NAZIONALE PER L'ENERGIA ELETTRICA SPA, R

  TICKER:                  N/A                 CUSIP:   T3679P115

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements of            ISSUER             NO              N/A                  N/A

ENEL for the YE 31 DEC 2009; reports of the Board of

Directors, the Board of Statutory Auditors and the

External Auditors; related resolutions; presentation

of the consolidated financial statements for the YE

31 DEC 2009

PROPOSAL #O.2: Approve the allocation of net income          ISSUER             NO              N/A                  N/A

for the year

PROPOSAL #O.3: Election of the Board of Statutory              ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #O.4: Approve the determination of the                 ISSUER             NO              N/A                  N/A

compensation of the regular Members of the Board of

Statutory Auditors

PROPOSAL #O.5: Approve the hormonization of                        ISSUER             NO              N/A                  N/A

shareholder's meeting regulations with the provisions

 of legislative decree N. 27 of 27 JAN 2010; amend

the Articles 1.2, 2.1, 2.2, 2.3, 3.2, 3.4, 3.5, 4.2,

4.8, 6.4, and 6.6 and abrogation of the Article 4.9

of the shareholders' meeting regulations

PROPOSAL #E.1: Approve the harmonization of the                 ISSUER             NO              N/A                  N/A

Bylaws with the provisions legislative decree N. 27

of 27 JAN 2010; amend the Articles 9.2, 13.2 and 14.3

 and introduction of the Article 31.1 of the Bylaws

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENERSIS S.A.

  TICKER:                  ENI                 CUSIP:   29274F104

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1: APPROVAL OF ANNUAL REPORT, BALANCE                ISSUER            YES             FOR                  FOR

SHEET, FINANCIAL STATEMENTS AND REPORT OF THE

EXTERNAL AUDITORS AND ACCOUNT INSPECTORS FOR THE YEAR

 ENDED ON DECEMBER 31, 2009.

PROPOSAL #O3: PROFIT DISTRIBUTION FOR THE PERIOD AND         ISSUER            YES             FOR                  FOR

DIVIDEND PAYMENTS.

PROPOSAL #O4: BOARD OF DIRECTORS' ELECTION.                         ISSUER            YES             FOR                  FOR

PROPOSAL #O5: SETTING THE COMPENSATION OF THE BOARD          ISSUER            YES             FOR                  FOR

OF DIRECTORS.

PROPOSAL #O6: SETTING THE COMPENSATION OF THE                     ISSUER            YES             FOR                  FOR

DIRECTORS' COMMITTEE AND BUDGET DETERMINATION FOR

PROPOSAL #O8: APPOINTMENT OF AN EXTERNAL AUDITING              ISSUER            YES             FOR                  FOR

FIRM GOVERNED BY CHAPTER XXVIII OF SECURITIES MARKET

LAW 18,045.

PROPOSAL #O9: APPOINTMENT OF TWO ACCOUNT INSPECTORS,         ISSUER            YES             FOR                  FOR

INCLUDING TWO DEPUTIES, AND SETTING OF THEIR

COMPENSATION.

PROPOSAL #O10: APPOINTMENT OF RISK RATING AGENCIES.           ISSUER            YES             FOR                  FOR

PROPOSAL #O11: APPROVAL OF THE INVESTMENT AND                     ISSUER            YES             FOR                  FOR

FINANCING POLICY.

PROPOSAL #O15: OTHER MATTERS OF INTEREST AND                       ISSUER            YES         AGAINST           AGAINST

COMPETENCE OF THE ORDINARY SHAREHOLDERS' MEETING.

PROPOSAL #O16: OTHER NECESSARY RESOLUTIONS FOR THE            ISSUER            YES             FOR                  FOR

PROPER IMPLEMENTATION OF THE ABOVE MENTIONED

AGREEMENTS.

PROPOSAL #E1: AMENDMENT OF THE COMPANY'S BYLAWS,                ISSUER            YES             FOR                  FOR

ELIMINATING AND MODIFYING THE EFFECT OF THE FOLLOWING

 ARTICLES IN ORDER TO ADAPT THEM TO THE NEW

PROVISIONS OF THE CHILEAN COMPANIES ACT (CCA) AND THE

 SECURITIES MARKET LAW (SML), ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #E2: ADOPTION OF OTHER RESOLUTIONS NECESSARY        ISSUER            YES             FOR                  FOR

 FOR THE DUE PERFORMANCE OF THE RESOLUTIONS AND BYLAW

 AMENDMENTS INDICATED ABOVE.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENI SPA, ROMA

  TICKER:                  N/A                 CUSIP:   T3643A145

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the balance sheet as of 31 DEC        ISSUER             NO              N/A                  N/A

 2009 of Eni Spa, consolidated balance sheet as of 31

 DEC 2009; Directors, Board of Auditors and External

Auditing Company's reporting

PROPOSAL #O.2: Approve the profits allocation                      ISSUER             NO              N/A                  N/A

PROPOSAL #O.3: Appoint the Independent Auditors for          ISSUER             NO              N/A                  N/A

the period 2010-2018

PROPOSAL #E.1: Amend the Articles 1, 4, 12, 15 and 16        ISSUER             NO              N/A                  N/A

 of the Corporate Bylaws; related resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENSCO INTERNATIONAL INCORPORATED

  TICKER:                  ESV                 CUSIP:   26874Q100

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE PROPOSAL TO ADOPT THE          ISSUER            YES             FOR                  FOR

AGREEMENT AND PLAN OF MERGER AND REORGANIZATION,

ENTERED INTO AS OF NOVEMBER 9, 2009, BY AND BETWEEN

ENSCO INTERNATIONAL INCORPORATED, A DELAWARE

CORPORATION, AND ENSCO NEWCASTLE LLC, A DELAWARE

LIMITED LIABILITY COMPANY.

PROPOSAL #02: APPROVAL OF THE ADJOURNMENT OF THE                ISSUER            YES             FOR                  FOR

SPECIAL MEETING TO A LATER DATE TO SOLICIT ADDITIONAL

 PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME

OF THE SPECIAL MEETING TO APPROVE THE ADOPTION OF THE

 AGREEMENT AND PLAN OF MERGER AND REORGANIZATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENSCO PLC

  TICKER:                  ESV                 CUSIP:   29358Q109

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO ELECT THOMAS L. KELLY II AS A CLASS         ISSUER            YES             FOR                  FOR

II DIRECTOR OF ENSCO PLC FOR A TERM TO EXPIRE AT THE

ANNUAL GENERAL MEETING OF SHAREHOLDERS TO BE HELD IN

2013.

PROPOSAL #02: TO ELECT RITA M. RODRIGUEZ AS A CLASS          ISSUER            YES             FOR                  FOR

II DIRECTOR OF ENSCO PLC FOR A TERM TO EXPIRE AT THE

ANNUAL GENERAL MEETING OF SHAREHOLDERS TO BE HELD IN

2013.

PROPOSAL #03: TO RATIFY THE AUDIT COMMITTEE'S                     ISSUER            YES             FOR                  FOR

APPOINTMENT OF KPMG LLP AS OUR U.S. INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.

PROPOSAL #04: TO RATIFY THE APPOINTMENT OF KPMG AUDIT        ISSUER            YES             FOR                  FOR

 PLC AS OUR STATUTORY AUDITORS UNDER COMPANIES ACT

2006 (TO HOLD OFFICE UNTIL THE CONCLUSION OF NEXT

ANNUAL GENERAL MEETING AT WHICH ACCOUNTS ARE LAID

BEFORE THE COMPANY) AND TO RATIFY THAT THE AUDIT

COMMITTEE IS AUTHORIZED TO DETERMINE OUR STATUTORY

AUDITORS' REMUNERATION.

PROPOSAL #05: TO RE-APPROVE THE ENSCO 2005 CASH                 ISSUER            YES             FOR                  FOR

INCENTIVE PLAN, INCLUDING THE MATERIAL TERMS OF THE

PERFORMANCE GOALS THEREIN FOR PURPOSES OF SECTION

162(M) OF THE INTERNAL REVENUE CODE.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENTERPRISE INNS

  TICKER:                  N/A                 CUSIP:   G3070Z153

  MEETING DATE:      1/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and the          ISSUER            YES         AGAINST           AGAINST

audited accounts for the YE 30 SEP 2009 and the

Auditor's report on the accounts

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 30 SEP 2009

PROPOSAL #3.: Re-appoint Mr. D. A. Harding as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #4.: Re-appoint Mr. W. S. Townsend as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Re-appoint Ernst & Young LLP as the              ISSUER            YES         AGAINST           AGAINST

Auditor of the Company, to hold office until the

conclusion of the next AGM of the Company

PROPOSAL #6.: Authorize the Directors to determine            ISSUER            YES         AGAINST           AGAINST

Ernst & Young LLP's remuneration as Auditors of the

Company

PROPOSAL #7.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006, to allot

shares in the Company or grant rights to subscribe

for or to convert any security into shares in the

Company  together 'relevant securities'  up to an

aggregate nominal amount of GBP 8,432,13.96

comprising: a  aggregate nominal amount of GBP

4,216,056.98  whether in connection with the same

offer or issue as under  b  below or otherwise ; and

b  an aggregate nominal amount of GBP 4,216,056.98,

in the form of equity securities  within the meaning

of Section 560 1  of the Companies Act 2006  in

connection with an offer or issue by way of rights,

open for acceptance for a period fixed by the

Directors, to holders of ordinary shares  other than

the Company  on the register on any record date fixed

PROPOSAL #S.8: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 570 of the Companies Act 2006, to allot

equity securities  as specified in Section 560 1  of

that Act  for cash pursuant to the general authority

conferred on them by resolution 7 above and/or to

sell equity securities held as treasury shares for

cash pursuant to Section 727 of that Act, in each

case as if Section 561 1  of that Act did not apply

to any such allotment or sale, provided that this

power shall be limited to: a  any such allotment

and/or sale of equity securities, in connection with

an offer or issue by way of rights or other pre-

emptive offer or issue, open for acceptance for a

period fixed by the Directors, to holders of ordinary

 shares  other than the Company  on the register on

any record date fixed by the Directors, in proportion

  as nearly as may be  to the respective number of

ordinary shares deemed to be held by them, CONTD.

PROPOSAL #S.9: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases  as defined in Section 693 4 of the

Companies Act 2006  of 75,846,017 ordinary shares of

2  pence each provided that the minimum price per

ordinary share that may be paid for any such share

excluding expenses  is 2  pence and the maximum price

  exclusive of expenses  which may be paid for each

ordinary share shall not be more than the higher of

105% of the average of the market values of such

ordinary shares as derived from the Daily Official

List of the London Stock Exchange for the 5 business

days immediately preceding the date on which the

purchase is made; and the price stipulated by Article

 5(1) of the Buy-Back and stabilization regulation

EC 2273/2003 ; CONTD.

PROPOSAL #S.10: Amend the Articles of Association by:        ISSUER            YES             FOR                  FOR

  a  deleting all the provisions of the Company's

Memorandum of Association which, by virtue of the

Companies Act 2006 are to be treated as provisions of

 the Articles of Association; and  b deleting

Articles 5 and 46.1.1 of the Articles of Association

PROPOSAL #S.11: Authorize the Directors to call a              ISSUER            YES             FOR                  FOR

general meeting of the Company, other than an AGM, on

 not less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EOG RESOURCES, INC.

  TICKER:                  EOG                 CUSIP:   26875P101

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: GEORGE A. ALCORN         ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: CHARLES R. CRISP         ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JAMES C. DAY                ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: MARK G. PAPA                ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: H. LEIGHTON                 ISSUER            YES             FOR                  FOR

STEWARD

PROPOSAL #1F: ELECTION OF DIRECTOR: DONALD F. TEXTOR         ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: FRANK G. WISNER           ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT BY THE BOARD         ISSUER            YES             FOR                  FOR

OF DIRECTORS OF DELOITTE & TOUCHE LLP, INDEPENDENT

PUBLIC ACCOUNTANTS.

PROPOSAL #03: TO APPROVE AN AMENDMENT 2008 OMNIBUS            ISSUER            YES             FOR                  FOR

EQUITY COMPENSATION PLAN TO INCREASE THE NUMBER OF

SHARES FOR ISSUANCE UNDER THE PLAN.

PROPOSAL #04: TO APPROVE AN AMENDMENT EMPLOYEE STOCK         ISSUER            YES             FOR                  FOR

PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES

AVAILABLE FOR PURCHASE UNDER THE PLAN.

PROPOSAL #05: TO APPROVE AN AMENDMENT AND RESTATEMENT        ISSUER            YES             FOR                  FOR

 EXECUTIVE OFFICER ANNUAL BONUS PLAN TO EXTEND THE

TERM OF THE PLAN.

PROPOSAL #06: STOCKHOLDER PROPOSAL CONCERNING                 SHAREHOLDER        YES         ABSTAIN           AGAINST

HYDRAULIC FRACTURING, IF PROPERLY PRESENTED.

PROPOSAL #07: STOCKHOLDER PROPOSAL CONCERNING POST-       SHAREHOLDER        YES         AGAINST               FOR

EMPLOYMENT STOCK OWNERSHIP REQUIREMENTS FOR EXECUTIVE

 OFFICERS, IF PROPERLY PRESENTED.

PROPOSAL #08: STOCKHOLDER PROPOSAL CONCERNING                 SHAREHOLDER        YES         AGAINST               FOR

ACCELERATED VESTING OF EXECUTIVE OFFICER STOCK

AWARDS, IF PROPERLY PRESENTED

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ESPRIT HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G3122U145

  MEETING DATE:      12/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited consolidated                   ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and Auditors of the Group for the YE 30 JUN 2009

PROPOSAL #2.: Approve a final dividend of 0.72 Hong          ISSUER            YES             FOR                  FOR

Kong dollar per Share for the YE 30 JUN 2009

PROPOSAL #3.: Approve a special dividend of 1.33 Hong        ISSUER            YES             FOR                  FOR

 Kong dollar per Share for the YE 30 JUN 2009 to be

satisfied by way of mandatory scrip dividend and

capitalization from share premium

PROPOSAL #4.I: Re-elect Mr. Heinz Jurgen Krogner-               ISSUER            YES             FOR                  FOR

Kornalik as a Director of the Company

PROPOSAL #4.II: Re-elect Mr. Jurgen Alfred Rudolf              ISSUER            YES             FOR                  FOR

Friedrich as a Director of the Company

PROPOSAL #4.III: Re-elect Mr. Ronald Van Der Vis as a        ISSUER            YES             FOR                  FOR

 Director of the Company

PROPOSAL #4.IV: Re-elect Mr. Chew Fook Aun as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.V: Re-elect Mr. Francesco Trapani as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.VI: Authorize the Board to fix the                   ISSUER            YES             FOR                  FOR

Directors' fees

PROPOSAL #5.: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors and authorize

the Directors to fix their remuneration

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 [a] subject to Paragraph [b] below, during the

Relevant Period [as specified] of all the powers of

the Company to purchase shares of the Company

[Shares] and any securities which carry a right to

subscribe for or purchase Shares, subject to and in

accordance with the applicable laws; [b] the total

nominal amount of Shares which may be purchased

pursuant to the approval in Paragraph [a] above shall

 not exceed 10% of the total nominal amount of the

share capital of the Company, and the total number of

 any securities which carry a right to subscribe for

or purchase Shares which may be purchased pursuant to

 the approval in Paragraph [a] above shall not exceed

 10% of such securities of the Company [or any

relevant class thereof], in each case in issue as at

the date of passing of this resolution, and the said

approval shall be limited accordingly; and [Authority

 expires the earlier of the conclusion of the next

AGM of the Company or the expiration of the period

within which the next AGM is to be held by law]

PROPOSAL #7.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 [a] subject to the restriction on discounts and

restriction on refreshment of this mandate as stated

in the Circular to the shareholders of the Company

dated 10 NOV 2009 and subject to Paragraph [b] below,

 during the Relevant Period [as specified] of all the

 powers of the Company to issue, allot and deal with

additional shares of the Company [Shares] and to make

 or grant offers, agreements and options during the

Relevant Period which would or might require Shares

to be issued, allotted or dealt with during or after

the end of the Relevant Period; [b] the total nominal

 amount of additional Shares issued, allotted, dealt

with or agreed conditionally or unconditionally to be

 issued, allotted or dealt with, pursuant to the

approval in Paragraph [a] above, otherwise than

pursuant to [i] a rights issue [as specified below],

or [ii] any option scheme or similar arrangement of

the Company for the granting or issuance of Shares or

 rights to acquire Shares, or [iii] the exercise of

rights of subscription or conversion under the terms

of any warrants issued or to be issued by the Company

 or any securities which are convertible into shares

of the Company, or [iv] any Scrip Dividend Scheme or

similar arrangement providing for the allotment of

Shares in lieu of the whole or part of a dividend on

Shares of the Company in accordance with the Bye-laws

 of the Company, shall not exceed 5% of the total

nominal amount of the share capital of the Company in

 issue as at the date of passing of this resolution;

and [Authority expires the earlier of the conclusion

of the next AGM of the Company or the expiration of

the period within which the next AGM of the Company

is required by the Bye-Laws of the Company or any

applicable laws to be held]

PROPOSAL #8.: Approve and adopt, conditional upon The        ISSUER            YES             FOR                  FOR

 Stock Exchange of Hong Kong Limited granting the

approval for the listing of, and permission to deal

in, the shares of the Company [Shares] or any part

thereof to be issued pursuant to the exercise of any

options that may be granted under the share option

scheme [the New Share Option Scheme], the terms and

conditions as specified, the New Share Option Scheme

and all the terms and conditions contained therein;

and authorize the Directors of the Company to grant

options to subscribe for Shares there under and to

allot, issue and deal with any Shares pursuant to the

 exercise of the subscription rights under any

options which may be granted from time to time in

accordance with the terms of the New Share Option

Scheme and to do all such acts as they may in their

absolute discretion consider necessary or expedient

in order to give full effect to the New Share Option

Scheme; and approve, subject to Paragraph [a]

hereinabove, the Share Option Scheme adopted by the

Company on 26 NOV 2001 [the 2001 Share Option

Scheme], to terminate with immediate effect provided

that the options which have been granted and remained

 outstanding and/or committed shall continue to

follow the provisions of the 2001 Share Option Scheme

 and the Rules Governing the Listing of Securities on

 The Stock Exchange of Hong Kong Limited

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROCASTLE INVESTMENTS LTD, GUERNSEY

  TICKER:                  N/A                 CUSIP:   G3222A106

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Re-election of Mr. Wesley Edens as a              ISSUER            YES         AGAINST           AGAINST

Director, upon his retirement pursuant to the

Articles of Incorporation

PROPOSAL #2: Re-election of Mr. Paolo Bassi as a                ISSUER            YES             FOR                  FOR

Director, upon his retirement pursuant to the

Articles of Incorporation

PROPOSAL #3: Re-appointment of Ernst & Young LLP as          ISSUER            YES             FOR                  FOR

the Auditors of the Company to hold office from the

conclusion of this meeting until the conclusion of

the next general meeting at which accounts are laid

before the Company and authorize the  Directors to

determine their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROFINS SCIENTIFIC SA, NANTES

  TICKER:                  N/A                 CUSIP:   F3322K104

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the balance sheet and the                ISSUER            YES             FOR                  FOR

financial statements for the FYE on 31 DEC 2009

PROPOSAL #O.2: Approve the allocation of income for          ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements according to the international accounting

standards  IFRS  for the FYE on 31 DEC 2009

PROPOSAL #O.4: Approve the agreements concluded                 ISSUER            YES             FOR                  FOR

during the FYE on 31 DEC 2009 and pursuant to

Articles L. 225-38 et sequence of the Commercial Code

PROPOSAL #O.5: Approve the agreements during previous        ISSUER            YES             FOR                  FOR

 FYs whose implementation has been maintained during

the past FY

PROPOSAL #O.6: Approve the decision to be taken                 ISSUER            YES             FOR                  FOR

concerning the vote of the regulated agreements,

which cannot be approved due to lack of quorum,

during each annual OGM

PROPOSAL #O.7: Appointment of Mr. Stuart Anderson as         ISSUER            YES         AGAINST           AGAINST

a new Board Member

PROPOSAL #O.8: Approve the setting of attendance                ISSUER            YES             FOR                  FOR

allowances allocated to the Board Members

PROPOSAL #O.9: Authorize the Board of Directors                 ISSUER            YES             FOR                  FOR

allowing the Company to repurchase a part of its own

shares

PROPOSAL #O.10: Powers                                                              ISSUER            YES             FOR                  FOR

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the share capital by way of cancellation of

shares acquired as part of a program for the Company

to repurchase its own shares

PROPOSAL #E.12: Approve the delegation of powers to          ISSUER            YES         AGAINST           AGAINST

be granted the Board of Directors to increase the

share capital, with preferential subscription rights

PROPOSAL #E.13: Approve delegation of powers to be            ISSUER            YES         AGAINST           AGAINST

granted the Board of Directors to increase the share

capital, with cancellation of preferential

subscription rights by way of public offer

PROPOSAL #E.14: Approve the delegation of powers to          ISSUER            YES         AGAINST           AGAINST

be granted the Board of Directors to increase the

share capital, with cancellation of preferential

subscription rights through private investment

PROPOSAL #E.15: Approve overall limit of the amount          ISSUER            YES             FOR                  FOR

of issuances realized under the delegations of the

three previous delegations

PROPOSAL #E.16: Approve delegation of powers to be            ISSUER            YES             FOR                  FOR

granted the Board of Directors to increase the share

capital of the Company by incorporation of reserves,

profits or premiums or other amounts which

capitalization is permitted

PROPOSAL #E.17: Approve the delegation of powers to          ISSUER            YES         AGAINST           AGAINST

the Board of Directors to issue common shares and/or

securities giving access to the capital of the

Company in remuneration for contributions in kind

granted to the Company and comprised of equity

securities or securities giving access to the capital

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out one or more capital increases reserved for

employees of the Company and associated companies

according to Article L.233-16 of the Commercial Code

under the conditions planed in Articles L.443-1 et

sequence of the Code of Labor pursuant to Article

L.225-129-6 of the Commercial Code

PROPOSAL #E.19: Approve to increase of share capital         ISSUER            YES             FOR                  FOR

of an amount of EUR 70 per new cash shares created;

terms and conditions of the issuance

PROPOSAL #E.20: Approve the cancellation of                        ISSUER            YES             FOR                  FOR

preferential subscription rights of the senior

shareholders and subscription right awarded to a

person specifically designated

PROPOSAL #E.21: Approve the delegation of powers to          ISSUER            YES             FOR                  FOR

be granted to the Board of Directors to carry out the

 capital increase and consequential amendment of the

statutes

PROPOSAL #E.22: Approve the capital increase of an            ISSUER            YES             FOR                  FOR

amount of EUR 1,332 per new cash shares created;

terms and conditions of the issuance

PROPOSAL #E.23: Approve the cancellation of                        ISSUER            YES             FOR                  FOR

preferential subscription rights of the senior

shareholders and subscription right awarded to a

person specifically designated

PROPOSAL #E.24: Approve the delegation of powers to          ISSUER            YES             FOR                  FOR

be granted to the Board of Directors to carry out the

 capital increase and consequential amendment of the

statutes

PROPOSAL #E.25: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

grant new stock options

PROPOSAL #E.26: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

allocate free shares

PROPOSAL #E.27: Powers                                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROPEAN AERONAUTIC DEFENCE &  SPACE CO EADS NV

  TICKER:                  N/A                 CUSIP:   F17114103

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and approve the general                       ISSUER             NO              N/A                  N/A

introductory statements

PROPOSAL #2.a: Approve the presentation by the                   ISSUER             NO              N/A                  N/A

Chairman and the Chief Executive Officer, including

report by the Board of Directors in respect of the

Corporate governance statement

PROPOSAL #2.b: Approve the presentation by the                   ISSUER             NO              N/A                  N/A

Chairman and the Chief Executive Officer, including

report by the Board of Directors in respect of the

policy on dividend

PROPOSAL #2.c: Approve the presentation by the                   ISSUER             NO              N/A                  N/A

Chairman and the Chief Executive Officer, including

report by the Board of Directors in respect of the

report on the business and the financial results of

2009

PROPOSAL #3: Approve to discuss the all agenda items         ISSUER             NO              N/A                  N/A

PROPOSAL #4.a: Adopt the audited accounts for the FY         ISSUER             NO              N/A                  N/A

2009

PROPOSAL #4.b: Approve the result allocation                       ISSUER             NO              N/A                  N/A

PROPOSAL #4.c: Approve to release from liability of          ISSUER             NO              N/A                  N/A

the Members of the Board of Directors

PROPOSAL #4.d: Appointment of Ernst and Young                     ISSUER             NO              N/A                  N/A

Accountants L.L.P as the Co-Auditor for the FY 2010

PROPOSAL #4.e: Appointment of KPMG Accountants N.V.          ISSUER             NO              N/A                  N/A

as the Co-Auditor for the FY 2010

PROPOSAL #4.f: Approve the compensation policy and            ISSUER             NO              N/A                  N/A

the remuneration of the Members of the Board of

PROPOSAL #4.g: Authorize the Board of Directors to            ISSUER             NO              N/A                  N/A

repurchase shares of the Company

PROPOSAL #5: Closing of the meeting                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EXPEDITORS INT'L OF WASHINGTON, INC.

  TICKER:                  EXPD               CUSIP:   302130109

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: MARK A. EMMERT             ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: R. JORDAN GATES           ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: DAN P.                          ISSUER            YES             FOR                  FOR

KOURKOUMELIS

PROPOSAL #1D: ELECTION OF DIRECTOR: MICHAEL J. MALONE        ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: JOHN W. MEISENBACH      ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: PETER J. ROSE               ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: JAMES L.K. WANG           ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: ROBERT R. WRIGHT         ISSUER            YES             FOR                  FOR

PROPOSAL #2: APPROVE AND RATIFY ADOPTION OF THE 2010         ISSUER            YES             FOR                  FOR

STOCK OPTION PLAN

PROPOSAL #3: RATIFY THE APPOINTMENT OF KPMG, LLP AS          ISSUER            YES             FOR                  FOR

THE COMPANY'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EXXON MOBIL CORPORATION

  TICKER:                  XOM                 CUSIP:   30231G102

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: M.J. BOSKIN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: P. BRABECK-LETMATHE                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: L.R. FAULKNER                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J.S. FISHMAN                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: K.C. FRAZIER                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: W.W. GEORGE                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: M.C. NELSON                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: S.J. PALMISANO                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: S.S REINEMUND                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R.W. TILLERSON                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: E.E. WHITACRE, JR.                              ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF INDEPENDENT AUDITORS            ISSUER            YES             FOR                  FOR

(PAGE 52)

PROPOSAL #03: SPECIAL SHAREHOLDER MEETINGS (PAGE 54)     SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #04: INCORPORATE IN NORTH DAKOTA (PAGE 55)       SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #05: SHAREHOLDER ADVISORY VOTE ON EXECUTIVE    SHAREHOLDER        YES         AGAINST               FOR

COMPENSATION (PAGE 56)

PROPOSAL #06: AMENDMENT OF EEO POLICY (PAGE 57)              SHAREHOLDER        YES             FOR               AGAINST

PROPOSAL #07: POLICY ON WATER (PAGE 59)                            SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #08: WETLANDS RESTORATION POLICY (PAGE 60)       SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #09: REPORT ON CANADIAN OIL SANDS (PAGE 62)     SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #10: REPORT ON NATURAL GAS PRODUCTION (PAGE    SHAREHOLDER        YES         ABSTAIN           AGAINST

64)

PROPOSAL #11: REPORT ON ENERGY TECHNOLOGY (PAGE 65)       SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #12: GREENHOUSE GAS EMISSIONS GOALS (PAGE 67)  SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #13: PLANNING ASSUMPTIONS (PAGE 69)                   SHAREHOLDER        YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAIRFAX FINANCIAL HOLDINGS LIMITED

  TICKER:                  FRFHF             CUSIP:   303901102

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: ANTHONY F. GRIFFITHS                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT J. GUNN                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALAN D. HORN                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID L. JOHNSTON                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: TIMOTHY R. PRICE                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BRANDON W. SWEITZER                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: V. PREM WATSA                                       ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPOINTMENT OF AUDITORS.                                  ISSUER            YES             FOR                  FOR

PROPOSAL #03: SHAREHOLDER PROPOSAL SET OUT IN                 SHAREHOLDER        YES         AGAINST               FOR

SCHEDULE A TO THE ACCOMPANYING MANAGEMENT PROXY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIAT S P A

  TICKER:                  N/A                 CUSIP:   T4210N122

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the statutory financial                     ISSUER             NO              N/A                  N/A

statements at 31 DEC 2009 and the allocation of net

profit for the year

PROPOSAL #2.: Grant authority to purchase and                     ISSUER             NO              N/A                  N/A

disposal of own shares

PROPOSAL #3.: Approve the resolutions pursuant to              ISSUER             NO              N/A                  N/A

Article 114-BIS of Legislative Decree 58/98

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FINMECCANICA SPA

  TICKER:                  N/A                 CUSIP:   T4502J151

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles 1, 12 and 14 of the         ISSUER             NO              N/A                  N/A

Articles of Association, also in relation to

Legislative Decree N. 27 of 27 JAN 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FINMECCANICA SPA

  TICKER:                  N/A                 CUSIP:   T4502J151

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements for            ISSUER             NO              N/A                  N/A

the period ended on 31 DEC 2009; the reports of the

Board of Directors, the Board of Statutory Auditors

and the Independent Auditors; consequent resolutions

PROPOSAL #2.: Approve the proposal to adjust                       ISSUER             NO              N/A                  N/A

PricewaterhouseCoopers S.p.A.'s fee for the Audit

procedures related to the provisions of Legislative

Decree N. 32/07

PROPOSAL #3.: Amend the Articles 2, 4, 5, 8, 9, 10,          ISSUER             NO              N/A                  N/A

13 and 16 of the Shareholders' Meeting Regulations,

also in relation to Legislative Decree N. 27 of 27

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRST PACIFIC CO LTD

  TICKER:                  N/A                 CUSIP:   G34804107

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve that, (a) the purchase, by                 ISSUER            YES             FOR                  FOR

Beacon Electric Asset Holdings, Inc. from Pilipino

Telephone Corporation  Piltel  of 154,200,000 common

shares of Manila Electric Company  Meralco  for a

total consideration of PhP23,130,000,000  equivalent

to approximately USD 500.6 million and approximately

HKD 3,905.1 million , which is equal to PhP150

equivalent to approximately USD 3.25 and

approximately HKD 25.3  per common share of Meralco,

pursuant to an agreement entered into on 1 MAR 2010

between (1) Metro Pacific Investments Corporation

MPIC ; Beacon Electric and Piltel in relation to the

reorganisation of the current shareholdings of MPIC

and Piltel in Meralco with a view to consolidating

their Meralco shareholdings in Beacon Electric  the

Omnibus Agreement  CONTD

PROPOSAL #2: Approve that, (a) the exercise of a call        ISSUER            YES         AGAINST           AGAINST

 option granted by First Philippine Holdings

Corporation  FPHC  to Beacon Electric Asset Holdings

Inc.  Beacon Electric  as grantee, to acquire

74,700,000 common shares of Meralco owned by FPHC

the Option Shares and each an Option Share  at an

exercise price of PhP300  equivalent to approximately

 USD 6.49 or approximately HKD 50.65  per Option

Share, which equates to an aggregate price of

PhP22,410,000,000 equivalent to approximately USD

485.1 million and approximately HKD 3,783.5 million

for all the Option Shares pursuant to the terms of

the option agreement entered into on 1 MAR 2010

between FPHC and Beacon Electric  the Call Option ;

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRST PACIFIC CO LTD

  TICKER:                  N/A                 CUSIP:   G34804107

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited accounts          ISSUER            YES             FOR                  FOR

and the reports of the Directors and Auditors for the

 YE 31 DEC 2009

PROPOSAL #2: Declare a final cash dividend of HK 8.00        ISSUER            YES             FOR                  FOR

 cents [US 1.03 cents) per ordinary share for the YE

31 DEC 2009

PROPOSAL #3: Re-appoint Ernst & Young as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company and authorize the Board of Directors

of the Company to fix their remuneration

PROPOSAL #4.1: Re-elect Mr. Manuel V. Pangilinan as          ISSUER            YES             FOR                  FOR

the Managing Director and Chief Executive Officer of

the Company for a fixed term of approximately three

years, commencing on the date of the 2010 AGM and

expiring at the conclusion of the AGM of the Company

to be held in the third year following the year of

his re-election [being 2013] [a fixed 3-year term]

PROPOSAL #4.2: Re-elect Mr. Edward A. Tortorici as an        ISSUER            YES             FOR                  FOR

 Executive Director of the Company for a fixed 3-year

 term

PROPOSAL #4.3: Re-elect Professor Edward K.Y. Chen as        ISSUER            YES             FOR                  FOR

 an an Independent Non-Executive Director of the

Company for a fixed 3-year term

PROPOSAL #4.4: Re-elect Mr. Jun Tang as an                          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company for

 a fixed 3-year term

PROPOSAL #4.5: Re-elect Sir David W.C. Tang as an              ISSUER            YES         AGAINST           AGAINST

Independent Non-Executive Director of the Company for

 a fixed term of approximately one year, commencing

on the date of the 2010 AGM and expiring at the

conclusion of the AGM of the Company to be held one

year following the year of his re-election [being

2011] [a fixed 1-year term]

PROPOSAL #4.6: Re-elect Mr. Tedy Djuhar as a Non-               ISSUER            YES         AGAINST           AGAINST

Executive Director of the Company for a fixed 1-year

term

PROPOSAL #4.7: Re-elect Mr. Ibrahim Risjad as a Non-         ISSUER            YES         AGAINST           AGAINST

Executive Director of the Company for a fixed 1-year

term

PROPOSAL #5.1: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Executive Directors

pursuant to the Company's Bye-laws

PROPOSAL #5.2: Approve to fix the remuneration of the        ISSUER            YES             FOR                  FOR

 Non-Executive Directors [including the Independent

Non-Executive Directors] at the sum of USD 5,000 for

each meeting attended

PROPOSAL #6: Authorize the Board of Directors of the         ISSUER            YES         AGAINST           AGAINST

Company to appoint Additional Directors as an

addition to the Board

PROPOSAL #7: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to allot, issue and deal with

additional shares in the Company not exceeding 20% of

 the Company's issued share capital

PROPOSAL #8: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to exercise all the powers of the

Company to repurchase shares in the Company not

exceeding 10% of the Company's issued share capital

PROPOSAL #9: Approve to approve the addition of the          ISSUER            YES             FOR                  FOR

aggregate nominal amount of shares repurchased

pursuant to Resolution 8 above to the aggregate

nominal amount of share capital which may be allotted

 pursuant to Resolution 7 above

PROPOSAL #10: Transact any other ordinary business of        ISSUER             NO              N/A                  N/A

 the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRSTRAND LTD

  TICKER:                  N/A                 CUSIP:   S5202Z131

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited annual financial                ISSUER            YES             FOR                  FOR

statements

PROPOSAL #2.1.A: Re-elect Lauritz Lanser Dippenaar as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #2.1.B: Re-elect Vivian Wade Bartlett as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.1.C: Re-elect David Johan Alister Craig          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #2.1.D: Re-elect Ronald Keith Store as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.1.e: Re-elect Benedict James Van Der Ross        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #2.2.1: Elect Johan Petrus Burger as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2.2: Elect Deepak Premnarayen as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2.3: Elect Jan Hendrik Van Greuning as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2.4: Elect Matthys Hendrik Visser as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #o.1: Approve the Non-Executive Directors            ISSUER            YES             FOR                  FOR

fees for the year 30 JUN 2010

PROPOSAL #o.2: Re-appoint PricewaterhouseCoopers as          ISSUER            YES             FOR                  FOR

the Auditors of the Company until the next AGM and

appoint Mr. Fulvio Tonelli as the individual

registered auditor who undertake the audit for the

Company for the year to 30 JUN 2010

PROPOSAL #o.3: Approve the Auditors remuneration                ISSUER            YES             FOR                  FOR

PROPOSAL #o.4: Approve to place the unissued ordinary        ISSUER            YES             FOR                  FOR

 shares under the control of the Directors

PROPOSAL #o.5: Approve the general issue of ordinary         ISSUER            YES             FOR                  FOR

shares for cash

PROPOSAL #o.6: Approve the general issue of                        ISSUER            YES             FOR                  FOR

preference shares for cash

PROPOSAL #o.7: Adopt the Firstrand Limited                          ISSUER            YES         AGAINST           AGAINST

Conditional Share Plan 2009

PROPOSAL #s.1: Approve the general repurchase of the         ISSUER            YES             FOR                  FOR

Company shares

PROPOSAL #s.2: Amend the Memorandum of Association             ISSUER            YES             FOR                  FOR

PROPOSAL #s.3: Amend the Articles of Association, the        ISSUER            YES             FOR                  FOR

 Bank Act

PROPOSAL #s.4: Amend the Articles of Association, B          ISSUER            YES             FOR                  FOR

preference shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORD MOTOR COMPANY

  TICKER:                  F                     CUSIP:   345370860

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: STEPHEN G. BUTLER                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KIMBERLY A. CASIANO                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANTHONY F. EARLEY, JR.                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EDSEL B. FORD II                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM CLAY FORD, JR.                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD A. GEPHARDT                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: IRVINE O. HOCKADAY, JR.                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD A. MANOOGIAN                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ELLEN R. MARRAM                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALAN MULALLY                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HOMER A. NEAL                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GERALD L. SHAHEEN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN L. THORNTON                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF SELECTION OF                          ISSUER            YES             FOR                  FOR

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

PROPOSAL #03: APPROVAL OF TAX BENEFIT PRESERVATION            ISSUER            YES             FOR                  FOR

PLAN.

PROPOSAL #04: RELATING TO DISCLOSING ANY PRIOR               SHAREHOLDER        YES         AGAINST               FOR

GOVERNMENT AFFILIATION OF DIRECTORS, OFFICERS, AND

CONSULTANTS.

PROPOSAL #05: RELATING TO CONSIDERATION OF A                  SHAREHOLDER        YES             FOR               AGAINST

RECAPITALIZATION PLAN TO PROVIDE THAT ALL OF

COMPANY'S OUTSTANDING STOCK HAVE ONE VOTE PER SHARE.

PROPOSAL #06: RELATING TO THE COMPANY ISSUING A             SHAREHOLDER        YES         ABSTAIN           AGAINST

REPORT DISCLOSING POLICIES AND PROCEDURES RELATED TO

POLITICAL CONTRIBUTIONS.

PROPOSAL #07: RELATING TO PROVIDING SHAREHOLDERS THE    SHAREHOLDER        YES         AGAINST               FOR

OPPORTUNITY TO CAST AN ADVISORY VOTE TO RATIFY THE

COMPENSATION OF THE NAMED EXECUTIVES.

PROPOSAL #08: RELATING TO THE COMPANY NOT FUNDING ANY   SHAREHOLDER        YES         ABSTAIN           AGAINST

 ENERGY SAVINGS PROJECTS THAT ARE SOLELY CONCERNED

WITH CO2 REDUCTION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORRESTER RESEARCH, INC.

  TICKER:                  FORR               CUSIP:   346563109

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: HENK W. BROEDERS                                  ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: GEORGE R. HORNIG                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE SELECTION OF BDO SEIDMAN,        ISSUER            YES             FOR                  FOR

 LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORTUNE BRANDS, INC.

  TICKER:                  FO                   CUSIP:   349631101

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: ANNE M. TATLOCK           ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: NORMAN H. WESLEY         ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: PETER M. WILSON           ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR 2010.

PROPOSAL #03: APPROVAL OF AMENDMENTS TO THE COMPANY'S        ISSUER            YES             FOR                  FOR

 RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE

SUPERMAJORITY VOTING REQUIREMENTS.

PROPOSAL #04: APPROVAL OF THE FORTUNE BRANDS, INC.            ISSUER            YES             FOR                  FOR

2010 NON-EMPLOYEE DIRECTOR STOCK PLAN.

PROPOSAL #05: IF PRESENTED, A SHAREHOLDER PROPOSAL        SHAREHOLDER        YES         AGAINST               FOR

ENTITLED SPECIAL SHAREOWNER MEETINGS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRANCE TELECOM SA, PARIS

  TICKER:                  N/A                 CUSIP:   F4113C103

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual financial statements         ISSUER            YES             FOR                  FOR

for the FYE on 31 DEC 2009

PROPOSAL #2: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #3: Approve the allocation of income for the        ISSUER            YES             FOR                  FOR

 FYE on 31 DEC 2009 as reflected in the annual

financial statements

PROPOSAL #4: Approve the agreement pursuant to                   ISSUER            YES             FOR                  FOR

Article L.225-38 of the Commercial Code

PROPOSAL #5: Approve the agreements pursuant to                 ISSUER            YES             FOR                  FOR

Article L.225-38 of the Commercial Code

PROPOSAL #6: Approve the endorsements to the                       ISSUER            YES             FOR                  FOR

contracts concluded with the Company Novalis in

accordance with Article L.225-42-1 last Paragraph of

the Commercial Code

PROPOSAL #7: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

purchase or transfer France telecom shares

PROPOSAL #8: Appointment of Mr. Stephane Richard as a        ISSUER            YES             FOR                  FOR

 Board Member

PROPOSAL #9: Election of Mr. Marc Maouche as a Board         ISSUER            YES         AGAINST           AGAINST

Member, representing the members of the staff

shareholders

PROPOSAL #10: Election of Mr. Jean-Pierre Borderieux         ISSUER            YES         AGAINST           AGAINST

as a Board Member, representing the Members of the

staff shareholders

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares reserved to persons having signed a

liquidity contract with the Company in their capacity

 as holders of shares or stock options of Orange S.A

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

proceed with the free issuance of option-based

liquidity instruments reserved to holders of stock

options of Orange S.A. that have signed a liquidity

contract with the Company

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

allocate stock options and/or options to purchase

shares of the Company

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

proceed with capital increases reserved to members of

 Saving Plans

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the capital by cancellation of shares

PROPOSAL #E.16: Approve the powers for the formalities      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRASER PAPERS INC

  TICKER:                  N/A                 CUSIP:   355521105

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Paul E. Gagne as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.2: Election of Dominic Gammiero as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.3: Election of J. Peter Gordon as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.4: Election of Aldea Landry as a Director        ISSUER            YES             FOR                  FOR

 for the ensuing year

PROPOSAL #1.5: Election of Samuel J.B. Pollock as a          ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.: Appointment of Ernst & Young LLP as the        ISSUER            YES             FOR                  FOR

 Auditors and to authorize the Directors to fix their

 remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FREEPORT-MCMORAN COPPER & GOLD INC.

  TICKER:                  FCX                 CUSIP:   35671D857

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: RICHARD C. ADKERSON                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT J. ALLISON, JR.                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT A. DAY                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GERALD J. FORD                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: H. DEVON GRAHAM, JR.                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES C. KRULAK                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BOBBY LEE LACKEY                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JON C. MADONNA                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DUSTAN E. MCCOY                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES R. MOFFETT                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: B. M. RANKIN, JR.                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEPHEN H. SIEGELE                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: RATIFICATION OF THE APPOINTMENT OF ERNST        ISSUER            YES             FOR                  FOR

 & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM.

PROPOSAL #3: ADOPTION OF THE AMENDED AND RESTATED              ISSUER            YES             FOR                  FOR

2006 STOCK INCENTIVE PLAN.

PROPOSAL #4: STOCKHOLDER PROPOSAL REGARDING THE             SHAREHOLDER        YES         AGAINST               FOR

SELECTION OF A CANDIDATE WITH ENVIRONMENTAL EXPERTISE

 TO BE RECOMMENDED FOR ELECTION TO THE COMPANY'S

BOARD OF DIRECTORS.

PROPOSAL #5: STOCKHOLDER PROPOSAL REGARDING THE             SHAREHOLDER        YES         AGAINST               FOR

ADOPTION OF A POLICY REQUIRING SENIOR EXECUTIVES TO

RETAIN SHARES ACQUIRED THROUGH EQUITY COMPENSATION

PROGRAMS UNTIL TWO YEARS FOLLOWING TERMINATION OF

THEIR EMPLOYMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRESENIUS MEDICAL CARE AG & CO. KGAA

  TICKER:                  FMS                 CUSIP:   358029106

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: RESOLUTION ON THE APPROVAL OF THE                 ISSUER            YES             FOR                  FOR

ANNUAL FINANCIAL STATEMENTS OF FRESENIUS MEDICAL CARE

 AG & CO. KGAA FOR THE FINANCIAL YEAR 2009

PROPOSAL #02: RESOLUTION ON THE ALLOCATION OF                     ISSUER            YES             FOR                  FOR

DISTRIBUTABLE PROFIT

PROPOSAL #03: RESOLUTION ON THE APPROVAL OF THE                 ISSUER            YES             FOR                  FOR

ACTIONS OF THE GENERAL PARTNER

PROPOSAL #04: RESOLUTION ON THE APPROVAL OF THE                 ISSUER            YES             FOR                  FOR

ACTIONS OF THE MEMBERS OF THE SUPERVISORY BOARD

PROPOSAL #05: RESOLUTION ON THE APPROVAL OF THE                 ISSUER            YES             FOR                  FOR

SYSTEM OF REMUNERATION OF THE MANAGEMENT BOARD

MEMBERS OF THE GENERAL PARTNER

PROPOSAL #06: ELECTION OF THE AUDITORS AND                          ISSUER            YES             FOR                  FOR

CONSOLIDATED GROUP AUDITORS FOR THE FISCAL YEAR 2010

PROPOSAL #07: RESOLUTION ON THE CANCELLATION OF THE          ISSUER            YES             FOR                  FOR

EXISTING AND THE CREATION OF NEW AUTHORISED CAPITALS,

 ON THE EXCLUSION OF PRE-EMPTION RIGHTS AND THE

AMENDMENT OF ARTICLE 4 (3) AND OF ARTICLE 4 (4) OF

THE ARTICLES OF ASSOCIATION OF THE COMPANY

PROPOSAL #08: RESOLUTION ON THE AMENDMENTS TO THE              ISSUER            YES             FOR                  FOR

ARTICLES OF ASSOCIATION FOR THE ADAPTATION OF

AMENDMENTS TO THE GERMAN STOCK CORPORATION ACT

PROPOSAL #09: RESOLUTION(S) ADDED UPON SHAREHOLDER            ISSUER            YES             FOR               AGAINST

REQUEST PURSUANT TO SECTION 122 II GERMAN STOCK

CORPORATION ACT (AKTIENGESETZ), IF ANY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRESENIUS MEDICAL CARE AG & CO. KGAA, BAYERN

  TICKER:                  N/A                 CUSIP:   D2734Z107

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER            YES             FOR                  FOR

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the Group financial

 statements, the Group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 748,591,242.19 as

follows: Payment of a dividend of EUR 0.61 per

ordinary share and EUR 0.63 per preferred share are

EUR 565,738,668.20 shall be carried forward Ex-

dividend and payable date: 12 MAY 2010

PROPOSAL #3.: Ratification of the acts of the General        ISSUER            YES             FOR                  FOR

 Partner

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Resolution on the approval of the                 ISSUER            YES             FOR                  FOR

Remuneration System of the Management Board members

of the General Partner

PROPOSAL #6.: Appointment of the Auditors for the              ISSUER            YES             FOR                  FOR

2010 FY: KPMG AG, Berlin

PROPOSAL #7.: Resolution on the creation of                        ISSUER            YES             FOR                  FOR

authorized capital and the corresponding amendment to

 the Articles of Association, a) the existing

authorized capital I of up to 35,000,000 shall be

revoked, the General Partner shall be authorized,

with the consent of the Supervisory Board, to

increase the share capital by up to EUR 35,000,000

through the issue of new ordinary shares against

payment in cash, on or before 10 MAY 2015 (authorized

 capital 2010/I), Shareholders shall be granted

subscription rights except for residual amounts, b)

the existing authorized capital II of up to

25,000,000 shall be revoked, the General Partner

shall be authorized, with the consent of the

Supervisory Board, to increase the share capital by

up to EUR 25,000,000 through the issue of new

ordinary shares against payment in cash and/or kind,

on or before 10 MAY 2015 (authorized capital

2010/II), Shareholders shall be granted subscription

rights except for the issue of shares against payment

 in kind, and for a capital increase of up to 10% of

the share capital against contributions in cash if

the shares are issued at a price not materially below

PROPOSAL #8.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

(ARUG) Section 14, in respect of the shareholders'

meeting being convened at least 30 days prior to the

meeting, the day of the convocation and the day of

the shareholders' meeting not being included in the

calculation of the 30 day period Section 15(1), in

respect of shareholders being entitled to participate

 in and vote at the shareholders' meeting if they

register with the Company by the sixth day prior to

the meeting and provide evidence of their

shareholding as per the statutory record date Section

 15(2), in respect of members of the Supervisory

Board also being able to attend the shareholders'

meeting by electronic means of communication, Section

 15(3), in respect of proxy-voting instructions being

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUBON FINL HLDG CO LTD

  TICKER:                  N/A                 CUSIP:   Y26528102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 issuance status of unsecured         ISSUER             NO              N/A                  N/A

and subordinated corporate bonds

PROPOSAL #A.4: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The revision to the rules of board              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #A.6: The promotion of relative laws and              ISSUER             NO              N/A                  N/A

regulations governing the same one person or the

connected proposes to hold more than ratio of voting

of shares of the same one financial holding Company

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend: 50

for 1,000 shares held

PROPOSAL #B.4: Approve the long-term capital injection      ISSUER            YES             FOR                  FOR

PROPOSAL #B.5: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal and trading derivatives

PROPOSAL #B.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJI SOFT INCORPORATED

  TICKER:                  N/A                 CUSIP:   J1528D102

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJIFILM HOLDINGS CORPORATION

  TICKER:                  N/A                 CUSIP:   J14208102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Renewal of Countermeasures to          ISSUER            YES         AGAINST           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJITSU FRONTECH LIMITED

  TICKER:                  N/A                 CUSIP:   J15666100

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJITSU LIMITED

  TICKER:                  N/A                 CUSIP:   J15708159

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Payment of Bonuses to Corporate        ISSUER            YES         AGAINST           AGAINST

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUKUOKA FINANCIAL GROUP,INC.

  TICKER:                  N/A                 CUSIP:   J17129107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Substitute Corporate Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Substitute Corporate Auditor        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Substitute Corporate Auditor        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FYFFES PLC

  TICKER:                  N/A                 CUSIP:   G34244106

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and consider the reports of the         ISSUER            YES             FOR                  FOR

Director's and Auditor's and the Accounts

PROPOSAL #2: Approve the interim dividend and declare        ISSUER            YES             FOR                  FOR

 a final dividend

PROPOSAL #3.A: Re-elect T.G. Murphy                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.B: Re-elect J.M. O'Dwyer                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.C: Re-elect Dr. P.F. Cluver                                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Authorize the Director's to fix the                ISSUER            YES         AGAINST           AGAINST

Auditor's remuneration

PROPOSAL #5: Authorize the Directors to allot                     ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.6: Approve to disapply the statutory pre-        ISSUER            YES             FOR                  FOR

emption rights in certain circumstances

PROPOSAL #S.7: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchase of its own shares

PROPOSAL #S.8: Grant authority to re-issue price                ISSUER            YES             FOR                  FOR

range of treasury shares

PROPOSAL #S.9: Adopt new Articles of Association                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  G4S PLC, CRAWLEY

  TICKER:                  N/A                 CUSIP:   G39283109

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements of the         ISSUER            YES             FOR                  FOR

Company for the YE 31 DEC 2009 and the reports of the

 Directors and Auditor thereon

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report contained in the annual report for the YE 31

DEC 2009

PROPOSAL #3: Approve to confirm and declare dividends        ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-election of Alf Duch-Pedersen, a                ISSUER            YES             FOR                  FOR

Director, who is retiring by rotation

PROPOSAL #5: Re-election Lord Condon, a Director, who        ISSUER            YES             FOR                  FOR

 is retiring by rotation

PROPOSAL #6: Re-election Nick Buckles, a Director,            ISSUER            YES             FOR                  FOR

who is retiring by rotation

PROPOSAL #7: Re-election Mark Elliott, a Director,            ISSUER            YES             FOR                  FOR

who is retiring by rotation

PROPOSAL #8: Appoint KPMG Audit Plc as Auditor of the        ISSUER            YES             FOR                  FOR

 Company from the conclusion of this meeting until

the conclusion of the next general meeting at which

accounts are laid before the shareholders, and to

authorize the Directors to fix their remuneration

PROPOSAL #9: Authorize the Directors, pursuant to and        ISSUER            YES             FOR                  FOR

 in accordance with Section 551 of the Companies Act

2006 (the 2006 Act) to allot shares in the Company or

 grant rights to subscribe for, or convert any

security into, shares in the Company: (i) up to an

aggregate nominal amount of GBD 117,540,000; and (ii)

 comprising equity securities  as specified Section

560 of the 2006 Act  up to a further aggregate

nominal amount of GBD 117,540,000 provided that they

are offered by way of a rights issue to holders of

ordinary shares on the register of members at such

record date(s) as the Directors may determine where

the equity securities respectively attributable to

the interests of the ordinary shareholders are

proportionate to the respective numbers of ordinary

shares held or deemed to be held by them on any such

PROPOSAL #CONT: CNTD..subject to such exclusions or          ISSUER             NO              N/A                  N/A

other arrangements as the Directors may deem

necessary or expedient to deal with treasury shares,

fractional entitlements, record dates, shares

represented by depositary receipts, legal or

practical problems arising under the laws of any

territory or the requirements of any relevant

regulatory body or stock exchange or any other

matter; provided that this   Authority shall expire

on the date of the next AGM of the Company, save that

 the Company shall be entitled to make offers or

agreements before the expiry of such authority which

would or might require relevant securities to be

allotted after such expiry and the Directors CNTD..

PROPOSAL #CONT: CNTD.. shall be entitled to allot              ISSUER             NO              N/A                  N/A

relevant securities pursuant to any such offer or

agreement as if this authority had not expired; and

all unexpired authorities granted previously to the

Directors to allot relevant securities under Section

80 of the Companies Act 1985 (the 1985 Act) shall

cease to have effect at the conclusion of this AGM

PROPOSAL #S.10: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

Section 570 of the 2006 Act, subject to the passing

of resolution 9 above, to allot equity securities (as

 specified in section 560 of the 2006 Act) for cash

pursuant to the authority conferred by resolution 9

above as if section 561 of the 2006 Act did not apply

 to any such allotment, provided that this power

shall be limited to: (i) the allotment of equity

securities in connection with an offer or issue of

equity securities  but in the case of the authority

granted under paragraph (ii) of resolution 9 above,

by way of rights issue only  CNTD..

PROPOSAL #CONT: CNTD. to or in favour of the holders         ISSUER             NO              N/A                  N/A

of shares on the register of members at such record

date(s) as the Directors may determine where the

equity securities respectively attributable to the

interests of the shareholders are proportionate  as

nearly as may be practicable) to the respective

numbers of shares held by them on any such record

date(s), but subject to such exclusions or other

arrangements as the directors may deem necessary or

expedient in relation to fractional entitlements,

treasury shares, record dates, shares represented by

depositary receipts, legal or practical problems

arising under the laws of any territory or the

requirements of any relevant regulatory body or stock

 exchange or any other matter; CNTD..

PROPOSAL #CONT: CNTD. and (ii) the allotment                       ISSUER             NO              N/A                  N/A

(otherwise than pursuant to sub-paragraph (i) above)

of equity securities pursuant to the authority

granted under resolution 9(i) above, up to a maximum

nominal amount of GBD 17,630,000; authority shall

expire on the expiry of the general authority

conferred by resolution 9 above unless previously

renewed, varied or revoked by the Company in general

meeting, save that the Company shall be entitled to

make offers or agreements before the expiry of such

power which would or might require equity securities

to be allotted, or treasury shares to be sold, after

such expiry and the directors shall be entitled to

allot equity securities or sell treasury shares

pursuant to any such offer or agreement as if the

power conferred hereby had not expired

PROPOSAL #S.11: Authorize the Company, Section 701 of        ISSUER            YES             FOR                  FOR

 the 2006 Act, to make market purchases (within the

meaning of section 693(4) of the 2006 Act) of

ordinary shares of 25p each in the capital of the

Company on such terms and in such manner as the

directors may from time to time determine, provided

that: (i) the maximum number of such shares which may

 be purchased is 141,000,000; (ii) the minimum price

which may be paid for each such share is 25p

(exclusive of all expenses); CNTD..

PROPOSAL #CONT: CNTD.. (iii) the maximum price which         ISSUER             NO              N/A                  N/A

may be paid for each such share is an amount equal to

 105% of the average of the middle market quotations

for an ordinary share in the Company as derived from

the London Stock Exchange Daily Official List for the

 five business days immediately preceding the day on

which such share is contracted to be purchased

(exclusive of expenses); and authority shall expire,

at the conclusion of the AGM of the Company to be

held in 2011 (except in relation to the purchase of

such shares the contract for which was entered into

before the expiry of this authority and which might

be executed wholly or partly after such expiry)

PROPOSAL #12: Approve in accordance with Sections 366        ISSUER            YES             FOR                  FOR

 and 367 of the 2006 Act, the Company and all

Companies which are subsidiaries of the Company

during the period when this resolution 12 has effect

be and are hereby unconditionally authorized to: (i)

make political donations to political parties or

independent election candidates not exceeding GBD

50,000 in total; (ii) make political donations to

political organizations other than political parties

not exceeding GBD 50,000 in total; and (iii) incur

political expenditure not exceeding GBD 50,000 in

total; CNTD..

PROPOSAL #CONT: CNTD.. (as such terms are specified          ISSUER             NO              N/A                  N/A

in the 2006 Act) during the period beginning with the

 date of the passing of this resolution and ending on

 27 NOV 2011 or, if sooner, at the conclusion of the

AGM of the Company to be held in 2011 provided that

the authorized sum referred to in paragraphs (i),

(ii) and (iii) above may be comprised of one or more

amounts in different currencies which, for the

purposes of calculating the said sum, shall be

converted into pounds sterling at the exchange rate

published in the London edition of the financial

times on the date on which the relevant donation is

made or expenditure incurred (or the first business

day thereafter) or, if earlier, on the day in which

the Company enters into any contract or undertaking

in relation to the same

PROPOSAL #S.13: Approve that, with immediate effect:         ISSUER            YES             FOR                  FOR

(i) the Company's Articles of Association be amended

by deleting all the provisions of the Company's

Memorandum of Association which, by virtue of Section

 28 of the 2006 Act, are to be treated as provisions

of the Company's Articles of Association; and (ii)

the Articles of Association produced to the meeting

and initialled by the Chairman of the meeting for the

 purposes of identification be adopted as the

Articles of Association of the Company in

substitution for, and to the exclusion of, the

Company's existing Articles of Association

PROPOSAL #S.14: Approve the general meeting of the            ISSUER            YES             FOR                  FOR

Company, other than an AGM may be called on not less

than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GALIFORM PLC

  TICKER:                  N/A                 CUSIP:   G37704106

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's accounts, and the         ISSUER            YES             FOR                  FOR

reports of the Directors of the Company  the

Directors or the Board  and the Independent Auditors

 the Independent Auditors'  thereon for the 52 weeks

ended 26 DEC 2009

PROPOSAL #2: Re-appoint Mr. W. Samuel as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation in accordance with the

Company's existing Articles of Association

PROPOSAL #3: Re-appoint Mr. A. Cockburn as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's existing Articles of Association

PROPOSAL #4: Re-appoint Mr. J. M. Wemms as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's existing Articles of Association

PROPOSAL #5: Re-appoint Mr. I. Smith as a Director,          ISSUER            YES         AGAINST           AGAINST

who retires by rotation in accordance with the

Company's existing Articles of Association

PROPOSAL #6: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Company to hold office from the conclusion of

this meeting until the conclusion of the next AGM at

which accounts are laid

PROPOSAL #7: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors' remuneration

PROPOSAL #8: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report and policy

PROPOSAL #9: Authorize the Company and any Companies         ISSUER            YES             FOR                  FOR

which are subsidiaries of the Company at any time

during the period for which this resolution relates,

for the purposes of part 14 of the Companies Act

2006, during the period commencing on the date of

this AGM and ending on the date of the Company's next

 AGM, to make political donations to political

parties and/or independent election candidates; make

political donations to political organizations other

than political parties; and incur political

expenditure, up to an aggregate amount of GBP 100,000

PROPOSAL #10: Authorize the Board, pursuant to                   ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006 to allot shares

 in the Company and to grant rights to subscribe for

or to convert any securities into shares in the

Company; up to an aggregate nominal amount of GBP

21,130,511; and comprising equity securities  as

specified in the Companies Act 2006  up to an

aggregate nominal amount of GBP 42,261,022 including

within such limit any shares issued or rights granted

 under above in connection with an offer by way of a

rights issue, to ordinary shareholders in proportion

 as nearly as may be practicable  to their existing

holdings and so that the Board may impose any limits

or restrictions and make any arrangements which it

considers necessary CONTD.

PROPOSAL #CONT: CONTD. or appropriate to deal with            ISSUER             NO              N/A                  N/A

fractional entitlements, record dates, legal,

regulatory or practical problems in, or under the

laws of, any territory or any other matter, such

authorities to apply until the end of next year's AGM

 or, if earlier, until the close of business on 19

AUG 2011 but, in each case, so that the Company may

make offers and enter into arrangements during the

relevant period which would, or might, require shares

 to be allotted or rights to subscribe for or convert

 any security into shares to be granted after the

authority ends and the Board may allot shares and

grant rights under any such offer or agreement as if

the authority had not ended; CONTD.

PROPOSAL #CONT: CONTD. subject to this resolution,            ISSUER             NO              N/A                  N/A

all existing authorities given Directors pursuant to

Section 80 of the Companies Act 1985, this resolution

 shall be with out prejudice to the continuing

authority of the Directors to allot shares  or

relevant securities, as that term is defined in the

Companies Act 1985  or grant rights to subscribe for

or convert any security into shares or relevant

authorities  pursuant to an offer or arrangement made

 by the Company before the expiry of the authority

pursuant to which such offer or agreement was made

PROPOSAL #S.11: Authorize the Board, if resolution 10        ISSUER            YES             FOR                  FOR

 is passed pursuant to Section 570 and Section 573 of

 the Companies Act 2006 to allot equity securities

as specified in the Companies Act 2006  for cash,

under the authority given by Resolution 10, as if

Section 561 of the Companies Act 2006 did not apply

to the allotment; this power shall be limited to the

allotment of equity securities in connection with an

offer of equity securities  but in the case of the

authority granted under Resolution 10 by way of a

rights issue only to ordinary shareholders in

proportion  as nearly as may be practicable  to their

 existing holdings and so that the Board may impose

any limits or restrictions and make any arrangements

which it considers necessary or appropriate to deal

with fractional entitlements, CONTD.

PROPOSAL #CONT: CONTD. record dates, legal,                        ISSUER             NO              N/A                  N/A

regulatory or practical problems in, or under the

laws of, any territory or any other matter; in the

case of authority granted under Resolution 10, shall

be limited to the allotment  other wise than under

this resolution  of equity securities up to an

aggregate nominal amount of GBP 3,169,577; shall

apply until the end of next years AGM or if earlier,

until the close of business on 19 AUG 2011 but during

 this period the Company make offers and enter into

arrangements, which would, or might, require equity

securities to be allotted after the power ends and

the Board may allot CONTD.

PROPOSAL #CONT: CONTD. equity securities under any            ISSUER             NO              N/A                  N/A

such offer or agreement as if the power had not

ended; and applies in relation to a sale of shares

which is an allotment of equity securities by virtue

of Section 560 3  of the Companies Act 2006 as if in

the first paragraph of this resolution the words

under the authority given by resolution 10 were

PROPOSAL #S.12: Authorize the Company to make one or         ISSUER            YES             FOR                  FOR

more market purchases  within the meaning of Section

693 4  of the Companies Act 2006  of ordinary shares

of 10p each in the capital of the Company  ordinary

shares  provided that: the maximum aggregate number

of ordinary shares authorized to be purchased is

63,391,533; the minimum price  exclusive of expenses

 which may be paid for an ordinary share is 10p; the

maximum price  exclusive of expenses  which may be

paid for an ordinary share is the higher of an amount

 equal to 105% of the average middle market

quotations for an ordinary share as derived from the

London Stock Exchange Daily Official List for the

five business days immediately preceding the day on

which the ordinary share is contracted to be

purchased; and an CONTD.

PROPOSAL #CONT: CONTD. amount equal to the higher of         ISSUER             NO              N/A                  N/A

the price of the last independent trade of an

ordinary share and the highest current independent

bid for an ordinary share as derived from the London

Stock Exchange Trading System;  Authority expires the

 earlier of the conclusion of the next AGM of the

Company or, at the close of business on 19 NOV 2011 ;

 and the Company may make a purchase of ordinary

shares after the expiry of this authority if the

contract for such purchase was entered into before

PROPOSAL #S.13: Approve, that with effect from the            ISSUER            YES             FOR                  FOR

end of the meeting, the Articles of Association

produced to the meeting, and initialed by the

Chairman for the purposes of identification, adopted

as the Articles of Association of the Company in

substitution for, and to the exclusion of, the

existing Articles of Association of the Company

PROPOSAL #S.14: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than AGM may be called on not less than 14 clear

day's notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAM HOLDING AG, ZUERICH

  TICKER:                  N/A                 CUSIP:   H2878E106

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the appropriation of annual              ISSUER            YES             FOR                  FOR

report, financial statements and group accounts   for

 the year 2009, notice of report of the statutory

Auditors

PROPOSAL #2.: Approve the appropriation of retained          ISSUER            YES             FOR                  FOR

earnings 2009

PROPOSAL #3.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors and Executive Board Members

PROPOSAL #4.: Amend the Articles of incorporation              ISSUER            YES             FOR                  FOR

concerning the implementation of the swiss

intermediated securities act

PROPOSAL #5.1: Election of Mr. Diego Du Monceau to            ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #5.2: Election of Dr. Daniel Daeniker to the        ISSUER            YES             FOR                  FOR

 Board of Directors

PROPOSAL #6.: Appointment of KPMG AG, Zurich as the          ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GANNETT CO., INC.

  TICKER:                  GCI                 CUSIP:   364730101

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: CRAIG A. DUBOW                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HOWARD D. ELIAS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ARTHUR H. HARPER                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN JEFFRY LOUIS                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARJORIE MAGNER                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SCOTT K. MCCUNE                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DUNCAN M. MCFARLAND                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DONNA E. SHALALA                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: NEAL SHAPIRO                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KAREN HASTIE WILLIAMS                         ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY ERNST & YOUNG LLP AS THE                ISSUER            YES             FOR                  FOR

COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING

FIRM FOR THE 2010 FISCAL YEAR.

PROPOSAL #03: TO APPROVE THE COMPANY'S AMENDED AND            ISSUER            YES             FOR                  FOR

RESTATED 2001 OMNIBUS INCENTIVE COMPENSATION PLAN.

PROPOSAL #04: SHAREHOLDER PROPOSAL RELATING TO THE        SHAREHOLDER        YES         AGAINST               FOR

USE OF TAX GROSS-UPS AS AN ELEMENT OF COMPENSATION

FOR SENIOR EXECUTIVES.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAP INC.

  TICKER:                  GPS                 CUSIP:   364760108

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: ADRIAN D.P. BELLAMY                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DOMENICO DE SOLE                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT J. FISHER                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM S. FISHER                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BOB L. MARTIN                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JORGE P. MONTOYA                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GLENN K. MURPHY                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES M. SCHNEIDER                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MAYO A. SHATTUCK III                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KNEELAND C. YOUNGBLOOD                       ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE SELECTION OF                   ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS THE REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY

29, 2011.

PROPOSAL #03: APPROVAL OF THE AMENDMENT AND                        ISSUER            YES             FOR                  FOR

RESTATEMENT OF THE GAP, INC. EXECUTIVE MANAGEMENT

INCENTIVE COMPENSATION AWARD PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GARMIN LTD.

  TICKER:                  GRMN               CUSIP:   G37260109

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: GENE M. BETTS                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THOMAS P. POBEREZNY                             ISSUER            YES             FOR                  FOR

PROPOSAL #A2: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

ERNST & YOUNG LLP AS GARMIN'S INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR THE 2010 FISCAL YEAR.

PROPOSAL #A3: APPROVAL OF AMENDMENT TO THE GARMIN,            ISSUER            YES             FOR                  FOR

LTD. EMPLOYEE STOCK PURCHASE PLAN, AMENDED AND

RESTATED EFFECTIVE JANUARY 1, 2010.

PROPOSAL #S1: APPROVAL OF THE REDOMESTICATION                     ISSUER            YES             FOR                  FOR

PROPOSAL AS DESCRIBED IN THE ACCOMPANYING PROXY

PROPOSAL #S2: APPROVAL OF A MOTION TO ADJOURN THE              ISSUER            YES             FOR                  FOR

SPECIAL MEETING IF THERE ARE INSUFFICIENT PROXIES TO

APPROVE THE REDOMESTICATION PROPOSAL AT THE TIME OF

SPECIAL MEETING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GARTNER, INC.

  TICKER:                  IT                   CUSIP:   366651107

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MICHAEL J. BINGLE                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD J. BRESSLER                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KAREN E. DYKSTRA                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RUSSELL P. FRADIN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANNE SUTHERLAND FUCHS                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM O. GRABE                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EUGENE A. HALL                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEPHEN G. PAGLIUCA                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES C. SMITH                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JEFFREY W. UBBEN                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF SELECTION OF KPMG LLP          ISSUER            YES             FOR                  FOR

AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR

ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAZPROM O A O

  TICKER:                  N/A                 CUSIP:   368287207

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #10.71: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Invest

 Yug, pursuant to which ZAO Gazprom Invest Yug

undertakes, within the period between July 1, 2010

and December 31, 2011, acting on OAO Gazprom's

instructions, to provide services related to

implementation of OAO Gazprom's investment projects

involving construction and commissioning of

facilities and OAO Gazprom undertakes to pay for such

 services the maximum amount of 9 billion Rubles

PROPOSAL #10.72: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazpromtrans,

pursuant to which OOO Gazpromtrans undertakes, within

 the period between July 1, 2010 and December 31,

2011, acting on OAO Gazprom's instructions, to

provide services related to implementation of OAO

Gazprom's investment projects involving construction

and commissioning of facilities and OAO Gazprom

undertakes to pay for such services the maximum

amount of 600 million Rubles

PROPOSAL #10.73: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gaztelecom,

pursuant to which ZAO Gaztelecom undertakes, within

the period between July 1, 2010 and December 31,

2011, acting on OAO Gazprom's instructions, to

provide services related to implementation of OAO

Gazprom's investment projects involving construction

and commissioning of facilities and OAO Gazprom

undertakes to pay for such services the maximum

amount of 80 million Rubles

PROPOSAL #10.74: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom

Tsentrremont, pursuant to which OOO Gazprom

Tsentrremont undertakes, within the period between

July 1, 2010 and December 31, 2011, acting on OAO

Gazprom's instructions, to provide services related

to implementation of OAO Gazprom's investment

projects involving construction and commissioning of

facilities, and OAO Gazprom undertakes to pay for

such services the maximum amount of 1.6 billion Rubles

PROPOSAL #10.75: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, in the event of loss

or destruction of, or damage to, including

deformation of the original geometrical dimensions of

 the structures or individual elements of, machinery

or equipment; linear portions, technological

equipment and fixtures of trunk gas pipelines,

petroleum pipelines or refined product pipelines;

property forming part of wells; natural gas held at

the facilities of the Unified Gas Supply System in

the course of transportation or storage in

underground gas storage reservoirs [insured

property], as well as in the event of losses incurred

 by OAO Gazprom as a result of an interruption in

production operations due to destruction or loss of

or damage to insured property [insured events], to

make payment of insurance compensation to OAO Gazprom

 or OAO Gazprom's subsidiary companies to which the

insured property has been leased [beneficiaries] up

to the aggregate insurance amount not exceeding 10

trillion Rubles in respect of all insured events, and

 OAO Gazprom undertakes to pay OAO SOGAZ an insurance

 premium in an aggregate maximum amount of 5 billion

Rubles, with each agreement having an effective term

PROPOSAL #10.76: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, in the event that

harm is caused to life, health or property of other

persons or the natural environment as a result of an

emergency or incident occurring, among other things,

as a result of a terrorist act at a hazardous

industrial facility operated by OAO Gazprom [insured

events], to make an insurance payment to physical

persons whose life, health or property has been

harmed, to legal entities whose property has been

harmed or to the state, acting through those

authorized agencies of executive power whose

competence includes environmental protection

management, in the event that harm is caused to the

natural environment [beneficiaries] up to an

aggregate insurance amount not exceeding 30 million

Rubles, and OAO Gazprom undertakes to pay an

insurance premium in an aggregate maximum amount of

PROPOSAL #10.77: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, in the event that

harm is caused to the life or health of OAO Gazprom's

 employees [insured persons] as a result of an

accident that occurs during the period of the

insurance coverage on a 24-hour-a-day basis or

diseases that are diagnosed during the effective

period of the agreements [insured events], to make an

 insurance payment to the insured person or the

person designated by him as his beneficiary or to the

 heir of the insured person [beneficiaries], up to

the aggregate insurance amount not exceeding 150

billion Rubles, and OAO Gazprom undertakes to pay OAO

 SOGAZ an insurance premium in an aggregate maximum

amount of 40 million Rubles, each agreement having an

 effective term of 1 year

PROPOSAL #10.78: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ,

pursuant to which OAO SOGAZ undertakes, in the event

that harm is caused to the life or health of

employees of OAO Gazprom's branch responsible for the

 administration of OAO Gazprom premises [insured

persons] as a result of an accident occurring during

the performance by an insured person of his official

duties, including the time of travel from the place

of residence of such person to the place of the

performance of his official duties, and back, within

2.5 hours before the beginning and after the end of

the working day [insured events], to make an

insurance payment to the insured person or the person

 designated by him as his beneficiary or to a heir of

 the insured person [beneficiaries], up to the

aggregate insurance amount not exceeding 279.66

million Rubles, and OAO Gazprom undertakes to pay OAO

 SOGAZ an insurance premium in an aggregate maximum

amount of 589,000 Rubles, each agreement having an

PROPOSAL #10.79: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, whenever employees of

 OAO Gazprom or members of their families or non-

working retired former employees of OAO Gazprom or

members of their families [insured persons who are

beneficiaries] apply to a health care institution for

 the provision of medical services [insured events],

to arrange and pay for the provision of medical

services to the insured persons up to the aggregate

insurance amount not exceeding 90 billion Rubles and

OAO Gazprom undertakes to pay OAO SOGAZ an insurance

premium in an aggregate maximum amount of 200 million

 Rubles, each agreement having an effective term of 1

PROPOSAL #10.80: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, whenever employees of

 OAO Gazprom's branch responsible for the

administration of OAO Gazprom premises, members of

their families or nonworking retired former employees

 of OAO Gazprom's branch responsible for the

administration of OAO Gazprom premises [insured

persons who are beneficiaries] apply to a health care

 institution for the provision of medical services

[insured events], to arrange and pay for the

provision of medical services to the insured persons

up to the aggregate insurance amount not exceeding

154.3 million Rubles and OAO Gazprom undertakes to

pay OAO SOGAZ an insurance premium in an aggregate

maximum amount of 151.2 million Rubles, each

agreement having an effective term of 1 year

PROPOSAL #10.81: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, whenever employees of

 OAO Gazprom's branch OAO Gazprom Avtopredpriyatie,

members of their families or non-working retired

former employees of OAO Gazprom's branch OAO Gazprom

Avtopredpriyatie or members of their families

[insured persons who are beneficiaries] apply to a

health care institution for the provision of medical

services [insured events], to arrange and pay for the

 provision of medical services to the insured persons

 up to the aggregate insurance amount not exceeding

62.8 million Rubles and OAO Gazprom undertakes to pay

 OAO SOGAZ an insurance premium in an aggregate

maximum amount of 59.03 million Rubles, each

agreement having an effective term of 1 year

PROPOSAL #10.82: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, whenever harm [damage

 or destruction] is caused to a transportation

vehicle owned by OAO Gazprom, or such vehicle is

stolen or hijacked, or an individual component, part,

 unit, device or supplementary equipment installed on

 such transportation vehicle is stolen [insured

events], to make an insurance payment to OAO Gazprom

[beneficiary] up to the aggregate insurance amount

not exceeding 1,183.6 million Rubles and OAO Gazprom

undertakes to pay OAO SOGAZ an insurance premium in

an aggregate maximum amount of 22.49 million Rubles,

each agreement having an effective term of 1 year

PROPOSAL #10.83: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreement between OAO Gazprom and OAO SOGAZ pursuant

to which OAO SOGAZ undertakes, in the event of:

assertion of claims against members of the Board of

Directors or the Management Committee of OAO Gazprom

who are not persons holding state positions in the

Russian Federation or positions in the state civil

service [insured persons] by physical persons or

legal entities for whose benefit the agreement will

be entered into and who could suffer harm, including

shareholders of OAO Gazprom, debtors and creditors of

 OAO Gazprom, employees of OAO Gazprom, as well as

the Russian Federation represented by its authorized

agencies and representatives [third parties

[beneficiaries]] for compensation of losses resulting

 from unintentional erroneous acts [omissions] of

insured persons in the conduct by them of their

management activities; the insured persons incurring

judicial or other costs in settling such claims;

assertion of claims against OAO Gazprom by third

persons [beneficiaries] for compensation of losses

resulting from unintentional erroneous acts

[omissions] of insured persons in the conduct by them

 of their management activities on the basis of

claims asserted with respect to OAO Gazprom's

securities, as well as claims originally asserted

against insured persons; OAO Gazprom incurring

judicial or other costs in settling such claims

[insured events], to make an insurance payment to

third parties [beneficiaries] whose interests were

prejudiced, as well as insured persons and/or OAO

Gazprom in the event of incurrence of judicial or

other costs involved in settling claims for

compensation of losses, up to the aggregate insurance

 amount not exceeding the Ruble equivalent of 100

million U.S. Dollars, and OAO Gazprom undertakes to

pay OAO SOGAZ an insurance premium in an aggregate

maximum amount equal to the Ruble equivalent of 2

million U.S. Dollars, such agreement having an

PROPOSAL #10.84: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Vostokgazprom,

 ZAO Gaztelecom, OAO Gazprom Promgaz, OAO

Gazpromregiongaz, OOO Gazprom Export, OOO

Gazpromtrans, ZAO Gazprom Invest Yug, OAO Gazprom

Space Systems, OOO Gazprom Komplektatsiya, ZAO

Gazprom Neft Orenburg, OAO Gazprom Neft , OAO

Druzhba, OAO Lazurnaya, OOO Mezhregiongaz, OAO

Salavatnefteorgsintez, OAO SOGAZ, DOAO

Tsentrenergogaz of OAO Gazprom, OAO Tsentrgaz,

Gazprombank [Open Joint Stock Company] and ZAO

Yamalgazinvest [the Contractors] pursuant to which

the Contractors undertake to provide, from August 30,

 2010 to December 31, 2010, in accordance with

instructions from OAO Gazprom, services of arranging

for and carrying out stocktaking of fixed assets of

OAO Gazprom that are to be leased to the Contractors,

 and OAO Gazprom undertakes to pay for such services

an aggregate maximum amount of 3 million Rubles

PROPOSAL #10.85: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes, within the period between July 1, 2010

and November 30, 2011, to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Development of

regulatory and methodological documentation ensuring

reliability and development of gas distribution

systems; Development of recommendations concerning

the selection of gas supply options in respect of

remote and newly commissioned gas consuming

facilities; Predictive estimate of efficient areas

and volumes of the use of natural gas and other types

 of fuel and energy resources in regions of Eastern

Siberia and the Far East through the year of 2030

under different economic development scenarios; Flow

diagram of development of Severokolpakovskoye gas

condensate field with identification of a pilot

production period; Development of OAO Gazprom's

technical policy covering the energy parameters of

the unified gas supply system through the year of

2020 and deliver the research results to OAO Gazprom,

 and OAO Gazprom undertakes to accept of the research

 results and pay for such work an aggregate maximum

PROPOSAL #10.86: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 November 30, 2011 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Preparation of

regulatory and methodological documents on ensuring

control of development of natural gas fields at OAO

Gazprom; Technical and economic considerations

concerning the utilization residual gas at Astrakhan

Gas Processing Facility; Development of permanent

geological and technological [geological and

filtration] models of Kshuk and Lower Kvakchik gas

condensate fields; Development of a methodology for

cost-effective management of low pressure trunk

transportation of gas in a gas transportation system

with compressor plants equipped with full-pressure

gas pumping units [based on the example of GTS OOO

Gazprom Transgaz Yugorsk]; Development of regulatory

and technical documentation for arrangement for and

conduct of repairs of OAO Gazprom's facilities,

delivering the research results to OAO Gazprom and

OAO Gazprom undertakes to accept the research results

 and pay for such work an aggregate maximum amount of

PROPOSAL #10.87: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 November 30, 2011 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Development of

regulatory documentation for the information support

of prospecting and development of gas condensate and

oil and gas condensate fields in the area of the

study of gas condensate parameters of wells and

deposits, planning and monitoring of the mining

process; Information and analytical support of the

management of gas distribution to consumers in

Russian Federation regions, including monitoring of

the load of gas pipeline branches and analysis of the

 compliance with the terms of permits for the use of

gas; Development of a set of regulatory documents

relating to standardization of the dispatch control

of gas supply systems; Development of regulatory and

methodological basis facilitating the preparation of

development and exploitation of methane-coal

deposits, delivering the research results to OAO

Gazprom and OAO Gazprom undertakes to accept the

research results and pay for such work an aggregate

maximum amount of 321.7 million Rubles

PROPOSAL #10.88: Approve, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, Agreements

between OAO Gazprom and OAO Gazprom Promgaz, pursuant

 to which OAO Gazprom Promgaz undertakes within the

period between July 1, 2010 and December 31, 2012 to

perform, acting on OAO Gazprom's instructions,

research work for OAO Gazprom covering the following

subject: A program of commissioning gas pipeline

branches through the year of 2030, delivering the

research results to OAO Gazprom and OAO Gazprom

undertakes to accept the research results and pay for

 such work an aggregate maximum amount of 100 million

 Rubles

PROPOSAL #10.89: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 December 31, 2011 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subject: Development of a

system of costing design and exploration operations

at OAO Gazprom's facilities on the basis of labor

costs, delivering the research results to OAO Gazprom

 and OAO Gazprom undertakes to accept the research

results and pay for such work an aggregate maximum

amount of 58 million Rubles

PROPOSAL #10.90: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 December 31, 2010 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subject: Development of

corporate unit rates for construction and assembly,

drilling, start-up and commissioning work by clusters

 of concentrated construction in prices current as of

 01 JAN 2010 [by types of directories of state and

industry cost estimation standards used in the design

 of production facilities], delivering the research

results to OAO Gazprom and OAO Gazprom undertakes to

accept the research results and pay for such work an

aggregate maximum amount of 35 million Rubles

PROPOSAL #10.91: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 December 31, 2011 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subject: Improvement of the

technology of natural gas conversion on a

bifunctional catalytic agent with the production of

synthetic liquid fuel and development of proposals

for the introduction of the developed technological

solutions for pilot production purposes, delivering

the research results to OAO Gazprom and OAO Gazprom

undertakes to accept the research results and pay for

 such work an aggregate maximum amount of 360 million

PROPOSAL #10.92: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 December 31, 2012 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subject: Development of plans

 of activities for supply of natural gas and

gasification of regions of Eastern Siberia and the

Far East, delivering the research results to OAO

Gazprom and OAO Gazprom undertakes to accept the

research results and pay for such work an aggregate

maximum amount of 14.5 million Rubles

PROPOSAL #10.93: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz pursuant to which OAO Gazprom Promgaz

undertakes to perform, within the period between July

 1, 2010 and December 31, 2011, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Development of a

Comprehensive Program for Early Diagnostics and

Prevention of Cardiovascular Diseases of OAO

Gazprom's Personnel; Development of an Occupational

Risk Management System and a Program for Prevention

of Injuries to Personnel at OAO Gazprom's

Enterprises; Development of a regulatory and

methodological framework for the vocational selection

 of personnel at OAO Gazprom's organizations for work

 on a rotational team basis; and Development of a

Comprehensive Program for Early Identification and

Prevention of Oncological Diseases of OAO Gazprom's

Personnel, delivering the research results to OAO

Gazprom and OAO Gazprom undertakes to accept the

research results and pay for such work an aggregate

PROPOSAL #10.94: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz pursuant to which OAO Gazprom Promgaz

undertakes to perform, within the period between July

 1, 2010 and December 31, 2012, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Development of a

system of medical, sanitary and psychological support

 for work at the Shtokman field with the use of

rotational team labor system and Development of

unified standards for evaluating [monitoring] and

forecasting the impact of natural, environmental and

production factors on the state of human health in

the area of construction of the Pre-Caspian gas

pipeline, development of the Caspian Sea shelf and

Central Asian oil and gas fields, delivering the

research results to OAO Gazprom and OAO Gazprom

undertakes to accept the research results and pay for

 such work an aggregate maximum amount of 116 million

PROPOSAL #10.95: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes, within the period between July 1, 2010

and December 31, 2010, acting on OAO Gazprom's

instructions, to provide services related to express

assessment of estimated cost of OAO Gazprom's

commissioned facilities, determination of the

operational cost and expenses included in Chapters 1

and 9 of the consolidated estimates of the

construction cost of OAO Gazprom's facilities in

accordance with statutory, methodological and

regulatory documentation effective as of January 1,

2010, with the purpose of establishing effective

control over the use of the mentioned limits,

analysis of the labor costs involved in the design of

 mining facilities, trunk gas pipelines and

compressor plants on the basis of actual data

provided by OAO Gazprom's design institutions,

support of the Comprehensive Plan of Activities for

Optimizing the Company's Costs Structure in terms of

cost estimation-related regulatory framework and

assessment of cost estimation-related regulatory

documents facilitating the introduction of new

construction technologies, and OAO Gazprom undertakes

 to pay for such services an aggregate maximum amount

PROPOSAL #10.96: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes, within the period between July 1, 2010

and July 1, 2012 to perform, acting on OAO Gazprom's

instructions, research work for OAO Gazprom covering

the following subject: Assessment of opportunities

for the sale of methane extracted at the primary

production sites of Kuznetsk Coal Basin, delivering

the research results to OAO Gazprom, and OAO Gazprom

undertakes to accept of the research results and pay

for such work an aggregate maximum amount of 35

million Rubles

PROPOSAL #10.97: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz and OAO Gazprom Space Systems [the

Contractors], pursuant to which the Contractors

undertake, within the period between July 1, 2010 and

 December 31, 2010, acting on OAO Gazprom's

instructions, to provide services related to

implementation of programs of scientific and

technical cooperation of OAO Gazprom with foreign

partner companies and OAO Gazprom undertakes to pay

for such services an aggregate maximum amount of 2

PROPOSAL #10.98: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gaztelecom,

pursuant to which ZAO Gaztelecom undertakes, within

the period between July 1, 2010 and December 31,

2011, to perform, acting on OAO Gazprom's

instructions, a set of work relating to technical

maintenance of OAO Gazprom's technological assets

constituting elements of communication lines and

equipment of the fiber optic communication system of

Yamal–Europe pipeline in the territories of the

Russian Federation and the Republic of Belarus,

delivering the results to OAO Gazprom, and OAO

Gazprom undertakes to accept of the results of the

operations and pay for such work an aggregate maximum

PROPOSAL #10.99: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of an

agreement between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz will

deliver to OAO Gazprom complete exclusive rights to

utility model Corporate system for collecting space

data required for the design and operation of long-

distance technical structures, prospecting of oil and

 gas fields and their development and operation owned

 by it, and OAO Gazprom undertakes to pay OAO Gazprom

 Promgaz a fee for the acquisition of exclusive

rights to the utility model in an aggregate maximum

amount of 20,000 Rubles

PROPOSAL #10100: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, ZAO Gazprom Invest Yug and OAO Tomskgazprom

[the Licensees], pursuant to which OAO Gazprom will

grant the Licensees ordinary [non-exclusive] license

to use computer software package Software for

computation of cost estimates based on the resource

method under the current level of well construction

prices by recording it in the memory of the

Licensees' computers, and the Licensees will pay OAO

Gazprom a license fee in an aggregate maximum amount

of 975,000 Rubles

PROPOSAL #10101: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazpromtrans,

ZAO Yamalgazinvest, OOO Mezhregiongaz, OAO

Gazpromregiongaz, OAO Salavatnefteorgsintez, OOO REP

and Gazpromipoteka Fund [the Licensees], pursuant to

which OAO Gazprom will grant the Licensees an

ordinary [non-exclusive] license to use OAO Gazprom's

 trade marks, registered in the State Register of

Trade Marks and Service Marks of the Russian

Federation, as follows: on goods, labels or packaging

 of goods which are produced, offered for sale, sold

or displayed at exhibitions or fairs or otherwise

introduced into civil transactions in the territory

of the Russian Federation, are stored or transported

for such purpose or brought into the territory of the

 Russian Federation; in connection with performance

of work or provision of services, including the

development of oil and gas fields or construction of

oil or gas pipelines; on covering, business and other

 documentation, including documentation related to

introduction of goods into civil transactions; in

offers for the sale of goods, performance of work or

provision of services, as well as in announcements,

advertisements, in connection with the conduct of

charitable or sponsored events, in printed

publications, on official letterheads, on signs,

including signs on administrative buildings,

industrial facilities, multi-functional refueling

complexes providing accompanying types of roadside

service, shops, car washing units, cafes, car

service/tire fitting businesses, recreational

services centers, on transportation vehicles, as well

 as on clothes and individual protection gear; on the

 Licensees' corporate seals; in the Internet; in the

Licensees' corporate names, and the Licensees will

pay OAO Gazprom license fees in the form of quarterly

 payments for the right of use of each of OAO

Gazprom's trade mark with respect to each transaction

 in the amount not exceeding 300 times the minimum

statutory wage established by the effective

legislation of the Russian Federation as of the date

of signing the delivery and acceptance acts, plus

value added tax at the rate required by the effective

 legislation of the Russian Federation, in an

aggregate maximum amount of 38.232 million Rubles

PROPOSAL #10102: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom Neft

[the Licensee], pursuant to which OAO Gazprom will

grant the Licensee an exclusive license to use the

following OAO Gazprom's trade marks, registered in

blue, azure and white color/color combination in the

State Register of Trade Marks and Service Marks of

the Russian Federation, as follows: on goods, labels

or packaging of goods which are produced, offered for

 sale, sold or displayed at exhibitions or fairs or

otherwise introduced into civil transactions in the

territory of the Russian Federation, are stored or

transported for such purpose or brought into the

territory of the Russian Federation; in connection

with performance of work or provision of services,

including the development of oil and gas fields or

construction of oil or gas pipelines; on covering,

business and other documentation, including

documentation related to introduction of goods into

civil transactions; in offers for the sale of goods,

performance of work or provision of services, as well

 as in announcements, advertisements, in connection

with the conduct of charitable or sponsored events,

in printed publications, on official letterheads, on

signs, including signs on administrative buildings,

industrial facilities, multi-functional refueling

complexes providing accompanying types of roadside

service, shops, car washing units, cafes, car

service/tire fitting businesses, recreational

services centers, on transportation vehicles, as well

 as on clothes and individual protection gear; on the

 Licensee's corporate seals; in the Internet; in the

Licensee's corporate name, and the Licensee will pay

OAO Gazprom a license fee in the form of one-time

[lump-sum] payment in an aggregate maximum amount of

7.304 million Rubles

PROPOSAL #11.1: Election of Akimov Andrei Igorevich          ISSUER            YES         AGAINST           AGAINST

to the Board of Directors of OAO Gazprom

PROPOSAL #11.2: Election of Ananenkov Aleksandr                 ISSUER            YES         AGAINST           AGAINST

Georgievich to the Board of Directors of OAO Gazprom

PROPOSAL #11.3: Election of Bergmann Burckhard to the        ISSUER            YES         AGAINST           AGAINST

 Board of Directors of OAO Gazprom

PROPOSAL #11.4: Election of Gazizullin Farit                       ISSUER            YES         AGAINST           AGAINST

Rafikovich to the Board of Directors of OAO Gazprom

PROPOSAL #11.5: Election of Gusakov Vladimir                       ISSUER            YES         AGAINST           AGAINST

Anatolievich to the Board of Directors of OAO Gazprom

PROPOSAL #11.6: Election of Zubkov Viktor Alekseevich        ISSUER            YES         AGAINST           AGAINST

 to the Board of Directors of OAO Gazprom

PROPOSAL #11.7: Election of Karpel Elena Evgenievna          ISSUER            YES         AGAINST           AGAINST

to the Board of Directors of OAO Gazprom

PROPOSAL #11.8: Election of Makarov Aleksei                        ISSUER            YES         AGAINST           AGAINST

Aleksandrovich to the Board of Directors of OAO

PROPOSAL #11.9: Election of Miller Aleksei Borisovich        ISSUER            YES         AGAINST           AGAINST

 to the Board of Directors of OAO Gazprom

PROPOSAL #11.10: Election of Musin Valery Abramovich         ISSUER            YES             FOR                  FOR

to the Board of Directors of OAO Gazprom

PROPOSAL #11.11: Election of Nabiullina Elvira                   ISSUER            YES         AGAINST           AGAINST

Sakhipzadovna to the Board of Directors of OAO Gazprom

PROPOSAL #11.12: Election of Nikolaev Viktor                       ISSUER            YES         AGAINST           AGAINST

Vasilievich to the Board of Directors of OAO Gazprom

PROPOSAL #11.13: Election of Rusakova Vlada                        ISSUER            YES         AGAINST           AGAINST

Vilorikovna to the Board of Directors of OAO Gazprom

PROPOSAL #11.14: Election of Sereda Mikhail                        ISSUER            YES         AGAINST           AGAINST

Leonidovich to the Board of Directors of OAO Gazprom

PROPOSAL #11.15: Election of Fortov Vladimir                       ISSUER            YES         AGAINST           AGAINST

Evgenievich to the Board of Directors of OAO Gazprom

PROPOSAL #11.16: Election of Shmatko Sergei Ivanovich        ISSUER            YES         AGAINST           AGAINST

 to the Board of Directors of OAO Gazprom

PROPOSAL #11.17: Election of Yusufov Igor Khanukovich        ISSUER            YES         AGAINST           AGAINST

 to the Board of Directors of OAO Gazprom

PROPOSAL #12.1: Election of Arkhipov Dmitry                        ISSUER            YES             FOR                  FOR

Aleksandrovich as a Member of the Audit Commission of

 OAO Gazprom

PROPOSAL #12.2: Election of Belobrov Andrei                        ISSUER            YES         AGAINST           AGAINST

Viktorovich as a Member of the Audit Commission of

OAO Gazprom

PROPOSAL #12.3: Election of Bikulov Vadim Kasymovich         ISSUER            YES             FOR                  FOR

as a Member of the Audit Commission of OAO Gazprom

PROPOSAL #12.4: Election of Kobzev Andrei Nikolaevich        ISSUER            YES             FOR                  FOR

 as a Member of the Audit Commission of OAO Gazprom

PROPOSAL #12.5: Election of Lobanova Nina                            ISSUER            YES             FOR                  FOR

Vladislavovna as a Member of the Audit Commission of

OAO Gazprom

PROPOSAL #12.6: Election of Logunov Dmitry                          ISSUER            YES         AGAINST           AGAINST

Sergeyevich as a Member of the Audit Commission of

PROPOSAL #12.7: Election of Nosov Yury Stanislavovich        ISSUER            YES         AGAINST           AGAINST

 as a Member of the Audit Commission of OAO Gazprom

PROPOSAL #12.8: Election of Pesotsky Konstantin                 ISSUER            YES         AGAINST           AGAINST

Valerievich as a Member of the Audit Commission of

OAO Gazprom

PROPOSAL #12.9: Election of Salekhov Marat                          ISSUER            YES                                 AGAINST

Khasanovich as a Member of the Audit Commission of

PROPOSAL #12.10: Election of Tikhonova Maria                       ISSUER            YES             FOR                  FOR

Gennadievna as a Member of the Audit Commission of

OAO Gazprom

PROPOSAL #12.11: Election of Yugov Aleksandr                       ISSUER            YES                                 AGAINST

Sergeyevich as a Member of the Audit Commission of

OAO Gazprom

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAZPROM O A O

  TICKER:                  N/A                 CUSIP:   368287207

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the annual report of OAO            ISSUER            YES             FOR                  FOR

Gazprom for 2009

PROPOSAL #2.: Approval of the annual accounting                 ISSUER            YES             FOR                  FOR

statements, including the profit and loss reports

(profit and loss accounts) of the Company based on

the results of 2009

PROPOSAL #3.: Approval of the distribution of profit         ISSUER            YES             FOR                  FOR

of the Company based on the results of 2009

PROPOSAL #4.: Approval of the amount of, time for and        ISSUER            YES             FOR                  FOR

 form of payment of annual dividends on the Company's

 shares that have been proposed by the Board of

Directors of the Company based on the results of 2009

PROPOSAL #5.: Approval of the Closed Joint Stock                ISSUER            YES             FOR                  FOR

Company PricewaterhouseCoopers Audit as the Company's

 External Auditor

PROPOSAL #6.: Amendments to the Clauses 19.1, 21.3,          ISSUER            YES             FOR                  FOR

31.1, 32.1 and 53.1 and Article 55 of the Charter of

OAO Gazprom

PROPOSAL #7.: Amendments to Article 23 and Clauses            ISSUER            YES             FOR                  FOR

24.2 and 25.1 of the Regulation on the General

Shareholders' Meeting of OAO Gazprom

PROPOSAL #8.: Payment of remuneration to Members of          ISSUER            YES         AGAINST           AGAINST

the Board of Directors in the amounts recommended by

the Board of Directors of the Company

PROPOSAL #9.: Payment of remuneration to Members of          ISSUER            YES             FOR                  FOR

the Audit Commission in the amounts recommended by

the Board of Directors of the Company

PROPOSAL #10.1: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] regarding receipt by OAO Gazprom

 of funds in a maximum sum of 500 million U.S.

dollars or its equivalent in Rubles or Euros, for a

term of up to and including 5 years, with interest

for using the loans to be paid at a rate not

exceeding 12% per annum in the case of loans in U.S.

Dollars/Euros and at a rate not exceeding the Bank of

 Russia's refinancing rate in effect on the date of

entry into the applicable loan agreement, plus 3% per

 annum, in the case of loans in Rubles

PROPOSAL #10.2: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Sberbank of Russia

 OAO regarding receipt by OAO Gazprom of funds in a

maximum sum of 1.5 billion U.S. Dollars or its

equivalent in Rubles or Euros, for a term of up to

and including 5 years, with interest for using the

loans to be paid at a rate not exceeding 12% per

annum in the case of loans in U.S. Dollars/Euros and

at a rate not exceeding the Bank of Russia's

refinancing rate in effect on the date of entry into

the applicable loan agreement, plus 3% per annum, in

the case of loans in Rubles

PROPOSAL #10.3: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO VTB Bank

regarding receipt by OAO Gazprom of funds in a

maximum sum of 1 billion U.S. Dollars or its

equivalent in Rubles or Euros, for a term of up to

and including 5 years, with interest for using the

loans to be paid at a rate not exceeding 12% per

annum in the case of loans in U.S. Dollars/Euros and

at a rate not exceeding the Bank of Russia's

refinancing rate in effect on the date of entry into

the applicable loan agreement, plus 3% per annum, in

the case of loans in Rubles

PROPOSAL #10.4: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and State Corporation

Bank for Development and Foreign Economic Affairs

[Vnesheconombank] regarding receipt by OAO Gazprom of

 cash in a maximum amount of 6 billion U.S. Dollars

or its equivalent in Rubles or Euros, for a term of

up to and including 5 years, with interest for using

the loans to be paid at a rate not exceeding 12% per

annum in the case of loans in U.S. dollars / euros

and at a rate not exceeding the Bank of Russia's

refinancing rate in effect on the date of entry into

the applicable loan agreement, plus 3% per annum, in

the case of loans in Rubles

PROPOSAL #10.5: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of

transactions between OAO Gazprom and Gazprombank

[Open Joint Stock Company] entered into under the

loan facility agreement between OAO Gazprom and the

Bank, involving receipt by OAO Gazprom of cash in the

 maximum amount of 25 billion Rubles, for a term not

exceeding 30 calendar days, with interest for using

the loans to be paid at a rate not exceeding the

reference offered rate for Ruble loans [deposits] in

the Moscow money market [MosPrime Rate] established

for loans with a maturity equal to the period of

using the applicable loan, quoted as of the date of

entry into the applicable transaction, plus 2%

PROPOSAL #10.6: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of

transactions between OAO Gazprom and Sberbank of

Russia OAO entered into under the loan facility

agreement between OAO Gazprom and the Bank, involving

 receipt by OAO Gazprom of cash in the maximum amount

 of 17 billion Rubles, for a term not exceeding 30

calendar days, with interest for using the loans to

be paid at a rate not exceeding the reference offered

 rate for Ruble loans [deposits] in the Moscow money

market [MosPrime Rate] established for loans with a

maturity equal to the period of using the applicable

loan, quoted as of the date of entry into the

applicable transaction, plus 4%

PROPOSAL #10.7: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of

transactions between OAO Gazprom and ZAO

Gazenergoprombank entered into under the loan

facility agreement between OAO Gazprom and the Bank,

involving receipt by OAO Gazprom of cash in the

maximum amount of 100 million U.S. Dollars, for a

term not exceeding 30 calendar days, with interest

for using the loans to be paid at a rate not

exceeding the London Interbank Offered Rate [LIBOR]

established for loans with a maturity equal to the

period of using the applicable loan, quoted as of the

 date of entry into the applicable transaction, plus

PROPOSAL #10.8: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of

transactions between OAO Gazprom and OAO Bank VTB,

entered into under the loan facility agreement

between OAO Gazprom and the bank, involving receipt

by OAO Gazprom of cash in the maximum amount of 5

billion Rubles, for a term not exceeding 30 calendar

days, with interest for using the loans to be paid at

 a rate not exceeding the reference offered rate for

Ruble loans [deposits] in the Moscow money market

[MosPrime Rate] established for loans with a maturity

 equal to the period of using the applicable loan,

quoted as of the date of entry into the applicable

transaction, plus 4%

PROPOSAL #10.9: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which Gazprombank

[Open Joint Stock Company] will accept and credit,

upon the terms and conditions announced by the Bank,

cash transferred to accounts opened in OAO Gazprom's

name and conduct operations through the accounts in

accordance with OAO Gazprom's instructions, as well

as agreements between OAO Gazprom and Gazprombank

[Open Joint Stock Company] regarding in the account

of a non-reducible balance in a maximum amount not

exceeding 20 billion Rubles or its equivalent in a

foreign currency per transaction, with interest to be

 paid by the bank at a rate not lower than 0.1% per

annum in the relevant currency

PROPOSAL #10.10: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Sberbank of Russia

 OAO, ZAO Gazenergoprombank and OAO Bank VTB pursuant

 to which the Banks will accept and credit, upon the

terms and conditions announced by the Banks, cash

transferred to accounts opened in OAO Gazprom's name

and conduct operations through the accounts in

accordance with OAO Gazprom's instructions

PROPOSAL #10.11: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company], Sberbank of Russia OAO, ZAO

Gazenergoprombank and OAO Bank VTB, pursuant to which

 the Banks will provide services to OAO Gazprom

making use of electronic payments system of the

respective Bank, including receipt from OAO Gazprom

of electronic payment documents for executing payment

 operations through the accounts, provision of

electronic statements of accounts and conduct of

other electronic document processing, and OAO Gazprom

 will pay for the services provided at the tariffs of

 the respective Bank effective at the time of the

provision of the services

PROPOSAL #10.12: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, the foreign

 currency purchase/sale transactions between OAO

Gazprom and Gazprombank [Open Joint Stock Company] to

 be entered into under the General Agreement on the

Conduct of Conversion Operations No. 3446 between OAO

 Gazprom and the Bank dated September 12, 2006, in

the maximum amount of 500 million U.S. Dollars or its

 equivalent in Rubles, Euros or other currency for

each transaction

PROPOSAL #10.13: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which OAO Gazprom

will issue suretyships to secure performance by OAO

Gazprom's subsidiary companies of their obligations

to Gazprombank [Open Joint Stock Company] with

respect to the Bank's guarantees issued to the

Russian Federation's tax authorities in connection

with the subsidiary companies challenging such tax

authorities' claims in court, in an aggregate maximum

 amount equivalent to 500 million U.S. Dollars and

for a period not exceeding 14 months

PROPOSAL #10.14: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Sberbank of Russia

 OAO pursuant to which OAO Gazprom will issue

suretyships to secure performance by OAO Gazprom's

subsidiary companies of their obligations to Sberbank

 of Russia OAO with respect to the Bank's guarantees

issued to the Russian Federation's tax authorities in

 connection with the subsidiary companies challenging

 such tax authorities' claims in court, in an

aggregate maximum amount equivalent to 500 million

U.S. Dollars and for a period not exceeding 14 months

PROPOSAL #10.15: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which OAO Gazprom

will issue suretyships to secure performance by OAO

Gazprom's subsidiary companies of their obligations

to Gazprombank [Open Joint Stock Company] with

respect to the Bank's guarantees issued to the

Russian Federation's tax authorities related to such

companies' obligations to pay excise taxes in

connection with exports of petroleum products that

are subject to excise taxes, and eventual penalties,

in the aggregate maximum amount of 1.8 billion Rubles

 and for a period not exceeding 14 months

PROPOSAL #10.16: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreement between OAO Gazprom and Bank Societe

Generale pursuant to which OAO Gazprom undertakes to

Bank Societe Generale to secure performance by OOO

Gazprom Export of its obligations under a direct

contract in connection with the gas transportation

agreement between Nord Stream AG and OOO Gazprom

Export, concluded between OOO Gazprom Export and Bank

 Societe Generale [hereinafter referred to as Direct

Contract in connection with the GTA] including the

obligations to pay a termination fee pursuant to the

terms and conditions of the Direct Contract in

connection with the GTA, in an aggregate maximum

amount of 12.094 billion Euros

PROPOSAL #10.17: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Beltransgaz

pursuant to which OAO Gazprom will grant OAO

Beltransgaz temporary possession and use of the

facilities of the Yamal-Europe trunk gas pipeline

system and the related service equipment that are

situated in the territory of the Republic of Belarus

for a period not exceeding 12 months and OAO

Beltransgaz will make payment for using such property

 in the maximum amount of 6.4 billion Rubles

PROPOSAL #10.18: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazpromtrans

pursuant to which OAO Gazprom will grant OOO

Gazpromtrans temporary possession and use of the

infrastructure facilities of the railway stations of

the Surgutskiy Condensate Stabilization Plant,

Sernaya railway station and Tvyordaya Sera railway

station, the facilities of the railway station

situated in the town of Slavyansk-na-Kubani, the

facilities of the railway line between Obskaya and

Bovanenkovo stations, as well as the software and

hardware solutions System for Managing OAO Gazprom's

Property and Other Assets at OOO Gazpromtrans Level

[ERP] and Electronic Archive Module at OOO

Gazpromtrans Level for a period not exceeding 12

months and OOO Gazpromtrans will make payment for

using such property in the maximum amount of 3.6

PROPOSAL #10.19: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Neft

Orenburg pursuant to which OAO Gazprom will grant ZAO

 Gazprom Neft Orenburg temporary possession and use

of the wells, downhole and above-ground well

equipment within the Eastern Segment of the

Orenburgskoye oil and gas-condensate field for a

period not exceeding 12 months and ZAO Gazprom Neft

Orenburg will make payment for using such property in

 the maximum amount of 1.49 billion Rubles

PROPOSAL #10.20: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Lazurnaya

pursuant to which OAO Gazprom will grant OAO

Lazurnaya temporary possession and use of the

property of the first and second units of the

Lazurnaya Peak Hotel complex situated in the city of

Sochi, for a period not exceeding 12 months and OAO

Lazurnaya will make payment for using such property

in the maximum amount of 83.4 million Rubles

PROPOSAL #10.21: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

Agreements between OAO Gazprom and DOAO

Tsentrenergogaz of OAO Gazprom pursuant to which OAO

Gazprom will grant DOAO Tsentrenergogaz of OAO

Gazprom temporary possession and use of the building

and equipment of the repair and machining shop at the

 home base of the oil and gas production department

for the Zapolyarnoye gas-oil-condensate field,

situated in the Yamalo-Nenetskiy Autonomous Area,

Tazovskiy District, township of Novozapolyarnyi, the

building and equipment of the repair and machining

shop at the Southern Regional Repair Base situated in

 the Stavropolskiy Province, town of Izobilnyi, as

well as the software and hardware solutions System

for Managing OAO Gazprom's Property and Other Assets

at DOAO Tsentrenergogaz of OAO Gazprom Level [ERP],

OAO Gazprom Long Term Investments Reporting and

Analysis System [LTIAA] at DOAO Tsentrenergogaz Level

 and Electronic Archive Module at DOAO

Tsentrenergogaz of OAO Gazprom Level for a period not

 exceeding 12 months and DOAO Tsentrenergogaz of OAO

Gazprom will make payment for using such property in

the maximum amount of 123.2 million Rubles

PROPOSAL #10.22: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Tsentrgaz

pursuant to which OAO Gazprom will grant OAO

Tsentrgaz temporary possession and use of the

facilities of a preventative clinic situated in the

Tula Region, Shchekinsky District, township of

Grumant, as well as the software and hardware

solutions System for Managing OAO Gazprom's Property

and Other Assets at OAO Tsentrgaz Level [ERP], OAO

Gazprom Long-Term Investments Reporting and Analysis

System [LTIAA] at OAO Tsentrgaz Level, System of

Reporting and Analysis of Information on Non-Core

Assets within OAO Gazprom System [RAINCA] at OAO

Tsentrgaz Level and Electronic Archive Module at OAO

Tsentrgaz Level for a period not exceeding 12 months

and OAO Tsentrgaz will make payment for using such

property in the maximum amount of 35.5 million Rubles

PROPOSAL #10.23: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, Agreements

between OAO Gazprom and OAO Gazprom Promgaz pursuant

to which OAO Gazprom will grant OAO Gazprom Promgaz

temporary possession and use of experimental

prototypes of gas-using equipment [self-contained

modular boiler installation, recuperative air heater,

 mini-boiler unit, radiant panel heating system, U-

shaped radiant tube, modularized complete full-

function small-sized gas and water treatment

installations for coal bed methane extraction wells,

well-head equipment, borehole enlargement device, and

 pressure core sampler] located in the Rostov Region,

 town of Kamensk-Shakhtinsky, and the Kemerovi

Region, city of Novokuznetsk, an aerospace data

processing software and equipment complex, as well as

 the software and hardware solutions System for

Managing OAO Gazprom's Property and Other Assets at

OAO Gazprom Promgaz Level [ERP] and Electronic

Archive Module at OAO Gazprom Promgaz Level for a

period not exceeding 12 months and OAO Gazprom

Promgaz will make payment for using such property in

the maximum amount of 21.6 million Rubles

PROPOSAL #10.24: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which OAO Gazprom

will grant Gazprombank [Open Joint Stock Company]

temporary possession and use of the non-residential

premises in a building that are situated at 31 Lenina

 Street, Yugorsk, Tyumen Region and are used to house

 a branch of Gazprombank [Open Joint Stock Company],

with a total floor space of 810.6 square meters, and

the plot of land occupied by the building and

required for the use of that building, with an area

of 3,371 square meters, for a period not exceeding 12

 months and Gazprombank [Open Joint Stock Company]

will make payment for using such property in the

maximum amount of 2.4 million Rubles

PROPOSAL #10.25: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO

Salavatnefteorgsintez pursuant to which OAO Gazprom

will grant OAO Salavatnefteorgsintez temporary

possession and use of the gas condensate pipeline

running from the Karachaganakskoye gas condensate

field to the Orenburg Gas Refinery for a period not

exceeding 12 months and OAO Salavatnefteorgsintez

will make payment for using such property in the

maximum amount of 283,000 Rubles

PROPOSAL #10.26: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Vostokgazprom

pursuant to which OAO Gazprom will grant OAO

Vostokgazprom temporary possession and use of M-468R

special-purpose communications installation, as well

as the software and hardware solutions System for

Managing OAO Gazprom's Property and Other Assets at

OAO Vostokgazprom Level [ERP], OAO Gazprom Long-Term

Investments Reporting and Analysis System [LTIAA] at

OAO Vostokgazprom Level, System of Reporting and

Analysis of Information on Non-Core Assets within OAO

 Gazprom System [RAINCA] at OAO Vostokgazprom Level

and Electronic Archive Module at OAO Vostokgazprom

Level for a period not exceeding 12 months and OAO

Vostokgazprom will make payment for using such

property in the maximum amount of 17.7 million Rubles

PROPOSAL #10.27: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom Export

 pursuant to which OAO Gazprom will grant OOO Gazprom

 Export temporary possession and use of an M-468R

special-purpose communications installation, as well

as the software and hardware solutions OAO Gazprom

Long-Term Investments Reporting and Analysis System

[LTIAA] at OOO Gazprom Export Level and System of

Reporting and Analysis of Information on Non-Core

Assets within OAO Gazprom System [RAINCA] at OOO

Gazprom Export Level for a period not exceeding 12

months and OOO Gazprom Export will make payment for

using such property in the maximum amount of 3.4

million Rubles

PROPOSAL #10.28: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, Agreements

between OAO Gazprom and OAO Gazprom Neft pursuant to

which OAO Gazprom will grant OAO Gazprom Neft

temporary possession and use of an M-468R special-

purpose communications installation, as well as the

software and hardware solutions System for Managing

OAO Gazprom's Property and Other Assets at OAO

Gazprom Neft Level [ERP], OAO Gazprom Long-Term

Investments Reporting and Analysis System [LTIAA] at

OAO Gazprom Neft Level, System of Reporting and

Analysis of Information on Non-Core Assets within OAO

 Gazprom System [RAINCA] at OAO Gazprom Neft Level

and Electronic Archive Module at OAO Gazprom Neft

Level for a period not exceeding 12 months and OAO

Gazprom Neft will make payment for using such

property in the maximum amount of 15.4 million Rubles

PROPOSAL #10.29: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom Space

Systems pursuant to which OAO Gazprom will grant OAO

Gazprom Space Systems temporary possession and use of

 software and hardware solutions System for Managing

OAO Gazprom's Property and Other Assets at OAO Gazkom

 Level [ERP], OAO Gazprom Long-Term Investments

Reporting and Analysis System [LTIAA] at OAO Gazprom

Space Systems Level and Electronic Archive Module at

OAO Gazprom Space Systems Level for a period not

exceeding 12 months and OAO Gazprom Space Systems

will make payment for using such property in the

maximum amount of 19.7 million Rubles

PROPOSAL #10.30: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Yamalgazinvest

 pursuant to which OAO Gazprom will grant ZAO

Yamalgazinvest temporary possession and use of the

software and hardware solutions System for Managing

OAO Gazprom's Property and Other Assets at ZAO

Yamalgazinvest Level [ERP] and Electronic Archive

Module at ZAO Yamalgazinvest Level for a period not

exceeding 12 months and ZAO Yamalgazinvest will make

payment for using such property in the maximum amount

 of 12.9 million Rubles

PROPOSAL #10.31: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Invest

 Yug, pursuant to which OAO Gazprom will grant ZAO

Gazprom Invest Yug temporary possession and use of

the ERP software and equipment complex System for

Managing OAO Gazprom's Property and Other Assets at

ZAO Gazprom Invest Yug Level [ERP] for a period not

exceeding 12 months and ZAO Gazprom Invest Yug will

make payment for using such property in the maximum

amount of 2.4 million Rubles

PROPOSAL #10.32: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz,

 pursuant to which OAO Gazprom will grant OOO

Mezhregiongaz temporary possession and use of the

software and hardware solutions System for Managing

OAO Gazprom's Property and Other Assets at OOO

Mezhregiongaz Level [ERP], OAO Gazprom Long-Term

Investments Reporting and Analysis System [LTIAA] at

OOO Mezhregiongaz Level and System of Reporting and

Analysis of Information on Non-Core Assets within OAO

 Gazprom System [RAINCA] at OOO Mezhregiongaz Level

for a period not exceeding 12 months and OOO

Mezhregiongaz will make payment for using such

property in the maximum amount of 14 million Rubles

PROPOSAL #10.33: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ,

pursuant to which OAO Gazprom will grant OAO SOGAZ

temporary possession and use of the software and

hardware solutions System for Managing OAO Gazprom's

Property and Other Assets at OAO SOGAZ Level (ERP)

and Electronic Archive Module at OAO Insurance

Company of Gas Industry (SOGAZ) Level for a period

not exceeding 12 months and OAO SOGAZ will make

payment for using such property in the maximum amount

 of 13.4 million Rubles

PROPOSAL #10.34: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom

Komplektatsiya pursuant to which OAO Gazprom will

grant OOO Gazprom Komplektatsiya temporary possession

 and use of the software and hardware solutions

System for Managing OAO Gazprom's Property and Other

Assets at OOO Gazprom Komplektatsiya Level [ERP], OAO

 Gazprom Long-Term Investments Reporting and Analysis

 System [LTIAA] at OOO Gazprom Komplektatsiya Level,

System of Reporting and Analysis of Information on

Non-Core Assets within OAO Gazprom System [RAINCA] at

 OOO Gazprom Komplektatsiya Level and Electronic

Archive Module at OOO Gazprom Komplektatsiya Level

for a period not exceeding 12 months and OAO Gazprom

Komplektatsiya will make payment for using such

property in the maximum amount of 15.2 million Rubles

PROPOSAL #10.35: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gaztelecom

pursuant to which OAO Gazprom will grant ZAO

Gaztelecom temporary possession and use of

communications facilities comprised of buildings,

communications lines, communications networks, cable

duct systems and equipment, which are located in the

city of Moscow, the city of Maloyaroslavets, the city

 of Rostov-on-Don, the city of Kaliningrad, the

Moscow Region and the Smolensk Region of the Russian

Federation and in the territory of the Republic of

Belarus, as well as the software and hardware

solutions System for Managing OAO Gazprom's Property

and Other Assets at ZAO Gaztelecom Level [ERP] and

Electronic Archive Module at ZAO Gaztelecom Level for

 a period not exceeding 12 months and ZAO Gaztelecom

will make payment for using such property in the

maximum amount of 233.4 million Rubles

PROPOSAL #10.36: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO

Gazpromregiongaz pursuant to which OAO Gazprom will

grant OAO Gazpromregiongaz temporary possession and

use of the property complex of the gas distribution

system, comprised of facilities designed to transport

 and supply directly to consumers [gas offtaking

pipelines, gas distribution pipelines, inter-township

 and street gas pipelines, high, medium and low

pressure gas pipelines, gas flow control stations and

 buildings], as well as the software and hardware

solutions System for Managing OAO Gazprom's Property

and Other Assets at OAO Gazpromregiongaz Level [ERP],

 OAO Gazprom Long-Term Investments Reporting and

Analysis System [LTIAA] at OAO Gazpromregiongaz

Level, and Electronic Archive Module at OAO

Gazpromregiongaz Level for a period not exceeding 12

months and OAO Gazpromregiongaz will make payment for

 using such property in the maximum amount of 726.6

PROPOSAL #10.37: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Druzhba

pursuant to which OAO Gazprom will grant OAO Druzhba

temporary possession and use of the facilities of

Druzhba vacation center [hotels, effluent treatment

facilities, transformer substations entrance

checkpoints, cottages, utility networks, metal

fences, parking areas, ponds, roads, pedestrian

crossings, sites, sewage pumping station, sports

center, roofed ground-level arcade, servicing

station, diesel-generator station, boiler house

extension, storage facility, Fisherman's Lodge,

garage, garage with administrative and amenity

building, a stela, as well as service machinery,

equipment, furniture and accessories] situated in the

 Moscow Region, Naro-Fominsk District, village of

Rogozinino, for a period not exceeding 12 months and

OAO Druzhba will make payment for using such property

 in the maximum amount of 265.5 million Rubles

PROPOSAL #10.38: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which the Bank,

acting as a Customs Broker, will issue guarantees to

the Russian Federation's customs authorities in

respect of OAO Gazprom's obligations to pay customs

payments and eventual interest and penalties, in the

maximum amount of 50 million Rubles, with a fee due

to the bank at a rate not exceeding 1% per annum of

the amount of the guarantee

PROPOSAL #10.39: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which the Bank,

acting as a Customs Broker, will issue guarantees to

the Russian Federation's customs authorities in

respect of OAO Gazprom's obligations to pay customs

payments and eventual interest and penalties, in a

maximum amount equivalent to 1 million Euros, with a

fee due to the bank at a rate not exceeding 1% per

annum of the amount of the guarantee

PROPOSAL #10.40: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz,

 pursuant to which OAO Gazprom undertakes, acting on

behalf of OOO Mezhregiongaz and at its instructions,

to declare for customs purposes the natural gas

transported by pipeline across the customs border of

the Russian Federation, and OOO Mezhregiongaz

undertakes to pay for such services in the amount not

 exceeding 3,000 Rubles per cargo customs

declaration, as well as the value added tax at the

rate required by the effective legislation of the

Russian Federation, for an aggregate maximum amount

PROPOSAL #10.41: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO NOVATEK,

pursuant to which OAO Gazprom undertakes, acting on

behalf of OAO NOVATEK and at its instructions, to

declare for customs purposes the natural gas

transported by pipeline across the customs border of

the Russian Federation, and OAO NOVATEK undertakes to

 pay for such services in the amount not exceeding

1.58 Rubles per 1 thousand cubic meters of natural

gas, as well as the value added tax at the rate

required by the effective legislation of the Russian

Federation, on the basis of the monthly volume of the

 transported natural gas, for an aggregate maximum

amount of 42.7 million Rubles

PROPOSAL #10.42: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz

pursuant to which OAO Gazprom will deliver and OOO

Mezhregiongaz will accept [take off] gas in the

amount not exceeding 300 billion cubic meters,

deliverable on a monthly basis, and will pay for the

gas an aggregate maximum amount of 992 billion Rubles

PROPOSAL #10.43: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz

pursuant to which OOO Mezhregiongaz undertakes,

acting on OAO Gazprom's instructions and for a total

fee not exceeding 252.23 million Rubles, in its own

name, but for OAO Gazprom's account, to accept gas

produced by OAO Gazprom and its affiliates and sell

it through OOO Mezhregiongaz's electronic trading

site in the amount not exceeding 11.25 billion cubic

meters for a maximum amount of 25.22 billion Rubles

PROPOSAL #10.44: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz

pursuant to which OOO Mezhregiongaz will deliver and

OAO Gazprom will accept [take off] gas bought by OOO

Mezhregiongaz from independent entities in the amount

 not exceeding 11.25 billion cubic meters and will

pay for the gas an aggregate maximum amount of 39.98

billion Rubles

PROPOSAL #10.45: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom Export

 pursuant to which OOO Gazprom Export undertakes,

acting on OAO Gazprom's instructions and for a total

fee not exceeding 70 million Rubles, in its own name,

 but for OAO Gazprom's account, to accept liquid

hydrocarbons owned by OAO Gazprom, including crude

oil, gas condensate and refined products [gasoline,

liquefied gases, etc.] and sell them in the market

outside the customs territory of the Russian

Federation, in the amount not exceeding 1.6 million

tons for a maximum amount of 15 billion Rubles

PROPOSAL #10.46: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Northgas,

pursuant to which ZAO Northgas will deliver and OAO

Gazprom will accept [take off] gas in the amount not

exceeding 70 million cubic meters, deliverable on a

monthly basis, and will pay for the gas an aggregate

maximum amount of 61 million Rubles

PROPOSAL #10.47: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO

Severneftegazprom, pursuant to which OAO

Severneftegazprom will deliver and OAO Gazprom will

accept [take off] gas in the amount not exceeding

16.45 billion cubic meters and will pay for the gas

an aggregate maximum amount of 33.25 billion Rubles

PROPOSAL #10.48: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Neft

Orenburg, pursuant to which ZAO Gazprom Neft Orenburg

 will deliver and OAO Gazprom will accept [take off]

unstable crude oil in the amount not exceeding 800

thousand tons and will pay for the crude oil an

aggregate maximum amount of 7 billion Rubles

PROPOSAL #10.49: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SIBUR Holding,

 pursuant to which OAO SIBUR Holding will deliver and

 OAO Gazprom will accept [take off] dry stripped gas

processed at OAO SIBUR Holding's gas refining

complexes in the amount not exceeding 2.3 billion

cubic meters and will pay for the gas an aggregate

maximum amount of 2.89 billion Rubles

PROPOSAL #10.50: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO NOVATEK

pursuant to which OAO Gazprom will deliver and OAO

NOVATEK will accept [take off] gas in the amount not

exceeding 16.5 billion cubic meters and will pay for

the gas an aggregate maximum amount of 27.67 billion

Rubles

PROPOSAL #10.51: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Tomskgazprom

pursuant to which OAO Gazprom will provide services

related to arranging for the transportation of gas in

 a total amount not exceeding 3 billion cubic meters

and OAO Tomskgazprom will pay for the services

related to arranging for the transportation of gas

via trunk gas pipelines an aggregate maximum amount

of 1.4 billion Rubles

PROPOSAL #10.52: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz

pursuant to which OAO Gazprom will provide services

related to arranging for the transportation of gas in

 a total amount not exceeding 50 billion cubic meters

 across the territory of the Russian Federation and

the Republic of Kazakhstan and OOO Mezhregiongaz will

 pay for the services related to arranging for the

transportation of gas via trunk gas pipelines an

aggregate maximum amount of 92 billion Rubles

PROPOSAL #10.53: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom Neft

pursuant to which OAO Gazprom will provide services

related to arranging for the transportation of gas in

 a total amount not exceeding 5 billion cubic meters

and OAO Gazprom Neft will pay for the services

related to arranging for the transportation of gas

via trunk gas pipelines an aggregate maximum amount

of 3.2 billion Rubles

PROPOSAL #10.54: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO NOVATEK

pursuant to which OAO Gazprom will provide services

related to arranging for the transportation of gas in

 a total amount not exceeding 47 billion cubic meters

 and OAO NOVATEK will pay for the services related to

 arranging for the transportation of gas via trunk

gas pipelines an aggregate maximum amount of 66.5

billion Rubles

PROPOSAL #10.55: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO NOVATEK

pursuant to which OAO Gazprom will provide services

related to arranging for the injection of gas owned

by OAO NOVATEK into underground gas storage

facilities and its storage in such facilities in the

amount not exceeding 3.45 billion cubic meters and

OAO NOVATEK will pay for the services related to

arranging for gas injection and storage an aggregate

maximum amount of 1.8 million Rubles, as well as

services related to arranging for the off-taking the

gas owned by OAO NOVATEK from underground gas storage

 facilities in the amount not exceeding 1.15 billion

cubic meters and OAO NOVATEK will pay for the

services related to arranging for the off-taking of

gas an aggregate maximum amount of 29.2 million Rubles

PROPOSAL #10.56: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and a/s Latvijas Gaze

pursuant to which OAO Gazprom will sell and a/s

Latvijas Gaze will purchase gas as follows: in the

amount not exceeding 800 million cubic meters for an

aggregate maximum amount of 200 million Euros in the

second half of 2010 and in the amount not exceeding

1.5 billion cubic meters for an aggregate maximum

amount of 450 million Euros in 2011; as well as

pursuant to which, a/s Latvijas Gaze will provide

services of injection of gas owned by OAO Gazprom

into Incukalna underground gas storage facility, of

its storage in the storage facility, its off-taking

and transportation across the territory of Latvian

Republic as follows: in the second half of 2010,

services related to the injection of gas into storage

 facilities in the amount not exceeding 600 million

cubic meters, services related to storage of gas and

its off-taking in the amount not exceeding 400

million cubic meters, services related to the

transportation of gas in the amount not exceeding 1

billion cubic meters, and OAO Gazprom will pay for

such services an aggregate maximum amount of 10

million Euros; in 2011, services related to the

injection of gas into storage facilities in the

amount not exceeding 900 million cubic meters,

services related to storage of gas and its off-taking

 in the amount not exceeding 900 million cubic

meters, services related to the transportation of gas

 in the amount not exceeding 1.8 billion cubic

meters, and OAO Gazprom will pay for such services an

PROPOSAL #10.57: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and AB Lietuvos Dujos

pursuant to which OAO Gazprom will sell and AB

Lietuvos Dujos will purchase gas as follows: in the

amount not exceeding 675 million cubic meters for an

aggregate maximum amount of 170 million Euros in the

second half of 2010 and in the amount not exceeding

1.6 billion cubic meters for an aggregate maximum

amount of 480 million Euros in 2011, and pursuant to

which AB Lietuvos Dujos will provide services related

 to the transportation of gas in transport mode

across the territory of the Republic of Lithuania as

follows: in the amount not exceeding 1 billion cubic

meters in the second half of 2010, OAO Gazprom will

pay an aggregate maximum amount of 4.2 million Euros

for the gas transportation services and in the amount

 not exceeding 2.5 billion cubic meters in 2011, OAO

Gazprom will pay an aggregate maximum amount of 14.7

million Euros for the gas transportation services

PROPOSAL #10.58: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and UAB Kauno

termofikacijos elektrine pursuant to which OAO

Gazprom will sell and UAB Kauno termofikacijos

elektrine will purchase gas as follows: in the amount

 not exceeding 180 million cubic meters for an

aggregate maximum amount of 45 million Euros in the

second half of 2010 and in the amount not exceeding

470 million cubic meters for an aggregate maximum

amount of 141 million Euros in 2011

PROPOSAL #10.59: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and MoldovaGaz S.A.

pursuant to which OAO Gazprom will deliver and

MoldovaGaz S.A. will accept [take off] gas in the

amount not exceeding 3.5 billion cubic meters for an

aggregate maximum amount of 900 million U.S. Dollars

in 2011, and pursuant to which MoldovaGaz S.A. will

provide in 2011 services related to the

transportation of gas in transport mode across the

territory of the Republic of Moldova in the amount

not exceeding 19.14 billion cubic meters, and OAO

Gazprom will pay for services related to the

transportation of gas via trunk gas pipelines an

aggregate maximum amount of 47.85 million U.S. Dollars

PROPOSAL #10.60: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and KazRosGaz LLP

pursuant to which in 2010 OAO Gazprom will deliver

and KazRosGaz LLP will accept [take off] gas in the

amount not exceeding 1.2 billion cubic meters for an

aggregate maximum amount of 170 million U.S. Dollars

and pursuant to which OAO Gazprom will provide in

2010 services related to arranging for the

transportation of gas owned by KazRosGaz LLP across

the territory of the Russian Federation in the amount

 not exceeding 10.5 billion cubic meters and

KazRosGaz LLP will pay for the services related to

arranging for the transportation of gas via trunk gas

 pipelines an aggregate maximum amount of 43.5

PROPOSAL #10.61: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Beltransgaz,

pursuant to which OAO Gazprom will sell, and OAO

Beltransgaz will purchase gas in 2011 in the amount

not exceeding 22.5 billion cubic meters for an

aggregate maximum amount of 5.625 billion U.S.

Dollars and pursuant to which OAO Beltransgaz in 2011

 will provide services related to the transportation

of gas in transport mode across the territory of the

Republic of Belarus via gas transportation system of

OAO Beltransgaz and via the Byelorussian segment of

Russian Yamal Europe gas pipeline in the amount not

exceeding 48.2 billion cubic meters and OAO Gazprom

will pay for the services related to the

transportation of gas via trunk gas pipelines an

aggregate maximum amount of 600 million U.S. Dollars

PROPOSAL #10.62: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and GAZPROM Germania

GmbH, pursuant to which OAO Gazprom will provide

services in 2011 related to arranging for the

transportation of natural gas owned by GAZPROM

Germania GmbH across the territory of the Republic of

 Kazakhstan, the Republic of Uzbekistan, the Russian

Federation and the Republic of Belarus in the amount

not exceeding 63.3 billion cubic meters, and GAZPROM

Germania GmbH will pay for the services related to

arranging for the transportation of gas via trunk gas

 pipelines an aggregate maximum amount of 1.8 billion

 U.S. Dollars

PROPOSAL #10.63: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and GAZPROM Germania

GmbH, pursuant to which OAO Gazprom undertakes,

acting on the instructions of GAZPROM Germania GmbH

for a fee in the total maximum amount of 96,000 U.S.

Dollars, in its own name, but for the account of

GAZPROM Germania GmbH, to arrange in 2011 for the

transportation of natural gas owned by GAZPROM

Germania GmbH across the territory of the Republic of

 Belarus for the amount not exceeding 37.293 million

PROPOSAL #10.64: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazpromtrans,

pursuant to which OOO Gazpromtrans undertakes, acting

 on the instructions of OAO Gazprom, for a fee in the

 total maximum amount of 350,000 Rubles, in its own

name, but for the account of OAO Gazprom, to ensure

in 2010 2011 arrangement of operations related to the

 development and assessment of cost estimate

documentation, start-up and commissioning work at OAO

 Gazprom's facilities commissioned under investment

projects implementation contracts, as well as other

work, including work of preparatory and support

nature, required for the performance of start-up and

commissioning work and the commissioning of OAO

Gazprom's facilities

PROPOSAL #10.65: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Invest

 Yug, pursuant to which ZAO Gazprom Invest Yug

undertakes, acting on the instructions of OAO

Gazprom, for a fee in an aggregate maximum amount of

200,000 Rubles, in its own name, but for the account

of OAO Gazprom, to ensure in 2010-2011 arrangement of

 operations related to the development and assessment

 of cost estimate documentation, start-up and

commissioning work at OAO Gazprom's facilities

commissioned under investment projects implementation

 contracts, as well as other operations, including

those of preparatory and support nature, required for

 the performance of start-up and commissioning work

and the commissioning of OAO Gazprom's facilities

PROPOSAL #10.66: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom

Tsentrremont, pursuant to which OOO Gazprom

Tsentrremont undertakes, acting on the instructions

of OAO Gazprom, for a fee in an aggregate maximum

amount of 112,500 Rubles, in its own name, but for

the account of OAO Gazprom, to ensure in 2010-2011

arrangement of operations related to the development

and assessment of cost estimate documentation, start-

up and commissioning work at OAO Gazprom's

facilities, commissioned under investment projects

implementation contracts, as well as other

operations, including those of preparatory and

support nature, required for the performance of

start-up and commissioning work and the commissioning

PROPOSAL #10.67: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO

Yamalgazinvest, pursuant to which ZAO Yamalgazinvest

undertakes, acting on the instructions of OAO

Gazprom, for a fee in an aggregate maximum amount of

525,000 Rubles, in its own name, but for the account

of OAO Gazprom, to ensure in 2010 2011 arrangement of

 operations related to the development and assessment

 of cost estimate documentation, start-up and

commissioning work at OAO Gazprom's facilities,

commissioned under investment projects implementation

 contracts, as well as other operations, including

those of preparatory and support nature, required for

 the performance of start-up and commissioning work

and the commissioning of OAO Gazprom's facilities

PROPOSAL #10.68: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom Space

Systems, pursuant to which OAO Gazprom Space Systems

undertakes, within the period between July 1, 2010

and December 31, 2011, acting on OAO Gazprom's

instructions, to provide services related to the

implementation of OAO Gazprom's investment projects

involving construction and commissioning of

facilities, and OAO Gazprom undertakes to pay for

such services the maximum amount of 2 million Rubles

PROPOSAL #10.69: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreement between OAO Gazprom and ZAO Yamalgazinvest,

 pursuant to which ZAO Yamalgazinvest undertakes,

within the period between July 1, 2010 and December

31, 2011, acting on OAO Gazprom's instructions, to

provide services related to implementation of OAO

Gazprom's investment projects involving construction

and commissioning of facilities, and OAO Gazprom

undertakes to pay for such services the maximum

amount of 9 billion Rubles

PROPOSAL #10.70: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Neft

Orenburg, pursuant to which ZAO Gazprom Neft Orenburg

 undertakes, within the period between July 1, 2010

and December 31, 2011, acting on OAO Gazprom's

instructions, to provide services related to

implementation of OAO Gazprom's investment projects

involving construction and commissioning of

facilities and OAO Gazprom undertakes to pay for such

 services the maximum amount of 85 million Rubles

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEBERIT AG

  TICKER:                  N/A                 CUSIP:   H2942E124

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR          ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEBERIT AG

  TICKER:                  N/A                 CUSIP:   H2942E124

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, the financial        ISSUER            YES             FOR                  FOR

 statements, and the consolidated financial

statements for 2009

PROPOSAL #2: Approve the specified appropriation of          ISSUER            YES             FOR                  FOR

available earnings

PROPOSAL #3: Approve the actions of the Members of            ISSUER            YES             FOR                  FOR

the Board of Directors for the year 2009

PROPOSAL #4.1: Re-elect Susanne Ruoff to the Board of        ISSUER            YES             FOR                  FOR

 Directors for a term of office of two years

PROPOSAL #4.2: Re-elect Robert F. Spoerry to the                ISSUER            YES             FOR                  FOR

Board of Directors for a term of office of three years

PROPOSAL #4.3: Re-elect Gunter F. Kelm to the Board          ISSUER            YES         AGAINST           AGAINST

of Directors for a term of office of one year

PROPOSAL #5: Re-appoint PricewaterhouseCoopers AG as         ISSUER            YES             FOR                  FOR

the Auditors for the year 2010

PROPOSAL #6.1: Amend the Article 4 of the Articles of        ISSUER            YES             FOR                  FOR

 Incorporation as specified, to adapt the Articles of

 Incorporation to the new Intermediated Securities

Act, which came into effect on 01 JAN 2010

PROPOSAL #6.2: Amend the Article 24 of the Articles          ISSUER            YES             FOR                  FOR

of Incorporation, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GENTING MALAYSIA BERHAD

  TICKER:                  N/A                 CUSIP:   Y7368M113

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements for the FYE 31 DEC, 2009 and the

Directors' and Auditors reports thereon

PROPOSAL #2: Approve the declaration of a final                 ISSUER            YES             FOR                  FOR

dividend of 4.3 sen less 25% tax per ordinary share

of 10 sen each for the FYE 31 DEC, 2009 to be paid on

 21 JUL 2010 to members registered in the record of

depository on 30 JUN 2010

PROPOSAL #3: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of MYR 778,405 for the FYE 31 DEC, 2009

PROPOSAL #4: Re-elect Tan Sri Lim Kok Thay as a                 ISSUER            YES             FOR                  FOR

Director of the Company pursuant to Article 99 of the

 Articles of Association of the Company

PROPOSAL #5: Re-elect Mr. Teo Eng Siong as a Director        ISSUER            YES             FOR                  FOR

 of the Company, pursuant to Article 104 of the

Articles of Association of the Company

PROPOSAL #6: Re-appoint Tun Mohammed Hanif Bin Omer,         ISSUER            YES             FOR                  FOR

as a Director of the Company to hold office until the

 conclusion of the next AGM, retiring in accordance

with Section 129 of the Companies Act, 1965

PROPOSAL #7: Re-appoint Tan Sri Alwi Jantan, as a              ISSUER            YES             FOR                  FOR

Director of the Company to hold office until the

conclusion of the next AGM, retiring in accordance

with Section 129 of the Companies Act, 1965

PROPOSAL #8: Re-appoint Tan Sri Dr. Lin See Yan, as a        ISSUER            YES             FOR                  FOR

 Director of the Company to hold office until the

conclusion of the next AGM, retiring in accordance

with Section 129 of the Companies Act, 1965

PROPOSAL #9: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #10: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

passing of ordinary Resolution 11, and subject to

compliance with all applicable laws, the Company's

Articles of Association, and the regulations and

guidelines applied from time to time by Bursa

Malaysia Securities Berhad and/or any other relevant

regulatory authorities: a  to utilize up to the

aggregate of the total retained earnings and share

premium accounts of the Company based on its latest

Audited financial statements available up 10 the date

 of the transaction, to purchase, from time to time

during the validity of the approval and authority

under this resolution, such number of ordinary shares

 of 10 sen each in the Company  as may be determined

by the Directors of1he Company  on Bursa Securities

upon such terms and conditions as the Directors may

deem fit and expedient CONTD

PROPOSAL #CONT: CONTD in the interests of the                     ISSUER             NO              N/A                  N/A

Company, provided that the aggregate number of shares

 to be purchased and/or held by the Company pursuant

to this resolution does not exceed 10% of the total

issued and paid-up ordinary share capital of the

Company at the lime of purchase and provided further

that in the event that the Company ceases to hold all

 or any part of such shares as a result of  among

others  cancellations, resales and/or distributions

of any of these shares so purchased, the Company

shall be entitled to further purchase and/or hold

such additional number of shares as shall  in

aggregate with the shares then still held by the

Company  not exceed 10% of the total issued and paid-

up ordinary share capital of the Company at the time

of purchase, based on the audited financial

statements of the Company for the FYE 31 CONTD

PROPOSAL #CONT: CONTD DEC 2009, the Company's                     ISSUER             NO              N/A                  N/A

retained earnings and share premium accounts were

approximately MYR 8,088.2 million and MYR 1,106.0

million respectively; Authority expires the earlier

of the conclusion of the next AGM of the Company or

the expiration of the period within which the next

AGM is required by law to be held ; authorize the

Directors of the Company in their absolute

discretion, to deal with any shares purchased and any

 existing treasury shares  the said shares  in the

following manner: i  cancel the said shares; and/ or

ii  retain the said shares as treasury shares; and/or

 iii  distribute all or part of the said shares as

dividends to shareholders, and/or resell all or part

of the said shares on Bursa securities in accordance

with the relevant rules of Bursa securities and/or

cancel all or part of the said shares, CONTD

PROPOSAL #CONT: CONTD or in any other manner as may          ISSUER             NO              N/A                  N/A

be prescribed by all applicable laws and/or

regulations and guidelines applied from time to time

by Bursa Securities and/or any other relevant

authority for the time being in force and that the

authority to deal with the said Shares shall continue

 to be valid until all the said Shares have been

dealt with by the Directors of the Company; and

authorize the Directors of the Company to take all

such actions that may be necessary and/or desirable

to give effect to this resolution and in connection

therewith to enter into and execute on behalf of the

Company any instrument, agreement and/or arrangement

with any person, and in all cases with full power to

assent to any condition, modification, variation

and/or amendment  if any  as may be imposed by any

relevant regulatory authority or Bursa Securities

PROPOSAL #CONT: CONTD and/or to do all such acts and         ISSUER             NO              N/A                  N/A

things as the Directors may deem fit and expedient in

 the best interest of the Company

PROPOSAL #11: Authorize Genting Berhad and the                   ISSUER            YES             FOR                  FOR

persons acting in concert with GENT  PAC , subject to

 the passing of Ordinary Resolution 10 and the

approval of the Securities Commission, to be exempted

 from the obligation to undertake a mandatory take-

over offer on the remaining voting shares in the

Company not already owned by them under Part II of

the Malaysian Code on Take-Overs and Mergers, 1998

Code , which may arise upon the future purchase by

the Company of its own shares pursuant to Ordinary

Resolution 10, in conjunction with the application

submitted by GENT and the PACs to the SC under

Practice Note 2.9.10 of the Code, and authorize the

Directors of the Company to take all such actions

that may be necessary and/or desirable to give effect

 to this resolution and in connection therewith to

enter into and execute on behalf of the Company any

PROPOSAL #CONT: CONTD agreement and/or arrangement            ISSUER             NO              N/A                  N/A

with any person, and in all cases with full power to

assent to any condition, modification, variation

and/or amendment  if any  as may be imposed by any

relevant regulatory authority and/or to do all such

acts and things as the Directors may deem fit and

expedient in the best interest of the Company

PROPOSAL #12: Authorize the Directors, subject always        ISSUER            YES             FOR                  FOR

 to the Companies Act, 1965, the Articles of

Association of the Company, the Main Market Listing

Requirements of Bursa Malaysia Securities Berhad

MMLR  and the approval of any relevant governmental

and/or regulatory authorities, where such approval is

 required, pursuant to Section 132D the Companies

Act, 1965 to: 1  issue and allot shares in the

Company: and/or 2  issue, make or grant offers,

agreements, options or other instruments that might

or would require shares to be issued collectively

Instruments  during and/or after the period the

approval granted by this resolution is in force, at

any time and from time to time and upon such terms

and conditions and for such purposes as the Directors

 may, in their absolute discretion deem fit, provided

 that: 1  the number of shares CONTD

PROPOSAL #CONT: CONTD to be issued pursuant to the            ISSUER             NO              N/A                  N/A

authority granted under this resolution, when

aggregated with all shares issued and/or shares that

are capable of being issued from the Instruments

issued pursuant to Section 132D of the Companies Act,

 1965 in the preceding 12 months  calculated in

accordance with the MMLR , does not exceed 10% of the

 issued and paid-up share capital of the Company at

the time of issuance of shares or issuance, making or

 granting the Instruments, and ii  for the purpose of

 determining the number of shares which are capable

of being issued from the Instruments, each Instrument

 is treated as giving rise to the maximum number of

shares into which it can be converted or exercised,

Authority expires the earlier of the conclusion of

the next AGM of the Company or when it is required by

 the law to be held CONTD

PROPOSAL #CONT: CONTD and a  authorize the Directors         ISSUER             NO              N/A                  N/A

of the Company to take all such actions that may be

necessary and/or desirable to give effect to this

resolution and in connection therewith to enter into

and execute on behalf of the Company any instrument,

agreement and/or arrangement with any person, and in

all cases with full power to assent to any condition,

 modification, variation and/or amendment  if any  in

 connection therewith; and b  to obtain the approval

for the listing of and quotation for the additional

shares so issued on Bursa Malaysia Securities Berhad

PROPOSAL #13: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

subsidiaries to enter into any of the transactions

falling within the types of recurrent related party

transactions of a revenue or trading nature with the

related parties as set out in Section 2.3 under Part

C of the Document to Shareholders dated 18 MAY 2010,

provided that such transactions are undertaken in the

 ordinary course of business, at arm's length and

based on commercial terms and on terms not more

favourable to the related party than those generally

available to/from the public and are not, in the

Company's opinion, detrimental to the minority

shareholders and that the breakdown of the aggregate

value of the recurrent related party transactions

conducted/to be conducted during the financial year,

including the types of recurrent related party

transactions made and the names CONTD

PROPOSAL #CONT: CONTD of the related parties, will be        ISSUER             NO              N/A                  N/A

 disclosed in the annual report of the Company

pursuant to the requirements of the Main Market

Listing Requirements of Bursa Malaysia Securities

Berhad;  Authority expires the earlier of the

conclusion of the next AGM of the Company following

this AGM at which such proposed shareholders' mandate

 is passed, at which it will lapse, unless by a

resolution passed at the meeting, the authority is

renewed; or the expiration of the period within which

 the next AGM of the Company after that date is

required to be held pursuant to Section 143(1) of the

 Companies Act, 1965 but shall not extend to such

extension as may be allowed pursuant to Section

143(2) of the Companies Act, 1965

PROPOSAL #14: Authorize the Company to make a                     ISSUER            YES         AGAINST           AGAINST

retirement gratuity payment of MYR 457,475 to Tan Sri

 Wan Sidek bin Hj Wan Abdul Rahman, the former

Independent Non-executive Director of the Company in

recognition and appreciation of his long service and

contribution to the Company and authorize the

Directors of the Company to take all such actions as

they may consider necessary and/or desirable to give

full effect to this resolution

PROPOSAL #S.1: Approve and adopt the amendments to            ISSUER            YES             FOR                  FOR

the existing Articles of Association of the Company

as proposed and set forth under Part D of the

Document to Shareholders dated 18 MAY 2010, and

authorize the Directors of the Company to do all acts

 and things and take all such steps as they may

consider necessary and/or desirable to give full

effect to these amendments to the Articles of

Association of the Company

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GENTING SINGAPORE PLC

  TICKER:                  N/A                 CUSIP:   G3825Q102

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements for the FYE 31 DEC 2009 and the Directors

and auditors reports thereon

PROPOSAL #2: Approve the payment of Directors fees of        ISSUER            YES             FOR                  FOR

 SGD 492,308 for the FYE 31 DEC 2009

PROPOSAL #3: Re-elect Tan Sri Lim Kok Thay as a                 ISSUER            YES             FOR                  FOR

Director of the Company pursuant to Article 16.4 of

the Articles of Association of the Company

PROPOSAL #4: Re-elect Mr. Tjong Yik Min as a Director        ISSUER            YES             FOR                  FOR

 of the Company pursuant to Article 16.4 of the

Articles of Association of the Company

PROPOSAL #5: Re-appoint Mr. Tan Hee Teck as a                     ISSUER            YES             FOR                  FOR

Director of the Company pursuant to Article 16.3 of

the Articles of Association of the Company

PROPOSAL #6: Re-appoint PricewaterhouseCoopers LLP,          ISSUER            YES             FOR                  FOR

Singapore as the Auditor of the Company and to

authorize the Directors to fix their remuneration

PROPOSAL #7: Authorize the Directors pursuant to rule        ISSUER            YES             FOR                  FOR

 806 of the Listing Manual of the SGX ST to, 1) allot

 and issue shares in the capital of the Company

whether by way of rights, bonus or otherwise, and or,

 ii) make or grant offers, agreements or options that

 might or would require shares to be issued,

including but not limited to the creation and issue

of warrants, debentures or other instruments

convertible into shares, at any time and upon such

terms and conditions and for such purposes and to

such persons as the directors may , in their absolute

 discretion, deem fit and 2) issue shares in

pursuance of any instrument made or granted by the

directors whilst this resolution was in force

provided that a) the aggregate number of shares to be

 issue d pursuant to this resolution does not exceed

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

issuance of shares at a discount of up to 20% that, a

 subject to and conditional upon the passing of

Ordinary Resolution 7, at any time to issue shares in

 the capital of the Company at an issue price for

each share which shall be determined by the Directors

 in their absolute discretion provided that such

price shall not represent a discount of more than 20%

 to the weighted average price of a share in the

capital of the Company for trades done on the SGX ST;

 and  Authority expires the earlier of conclusion of

the next AGM of the Company or the date by which the

next AGM of the Company is required by law to be held

 or such date as may be determined by the SGX ST

PROPOSAL #9: Approve the renewal of the shareholders         ISSUER            YES             FOR                  FOR

mandate that, for the purposes of Chapter 9 of the

Listing Manual of the SGX ST, for the Company, its

subsidiaries and associated Companies that are

entities at risk, or any of them, to enter into any

of the transactions falling within the types of

interested person transactions with any party who is

of the class of interested persons, provided t hat

such transactions are made on normal commercial terms

 and in accordance with the review procedures for

such interested person transactions, approve this

resolution, unless revoked or varied by the Company

in general meeting, continue in force until the

conclusion of the next AGM of the company, and, CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GESTEVISION TELECINCO S.A.

  TICKER:                  N/A                 CUSIP:   E56793107

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts  balance              ISSUER            YES             FOR                  FOR

sheet, profit and loss account and annual report  and

 management report, both Gestevision Telecinco, Sa,

and its consolidated Group of Companies, for the YE

31 DEC 2009

PROPOSAL #2: Approve the application of income for            ISSUER            YES             FOR                  FOR

the year 2009

PROPOSAL #3: Approve the Management of the Board of          ISSUER            YES             FOR                  FOR

Directors during fiscal 2009

PROPOSAL #4: Approve to set the limit of the                       ISSUER            YES             FOR                  FOR

aggregate annual remuneration to be received by the

Directors of the Company

PROPOSAL #5: Approve the allocation of shares of the         ISSUER            YES             FOR                  FOR

Company with executive Directors and Senior

Executives of the Company, as part of their

PROPOSAL #6: Approve to establish a compensation                ISSUER            YES         AGAINST           AGAINST

system designed to Executive Officers and Directors

of the Company and Group Companies

PROPOSAL #7: Grant authority, in accordance with the         ISSUER            YES         AGAINST           AGAINST

provisions of Articles 75 and corresponding

provisions of the Corporations Act, the Company may

proceed with the acquisition of own shares directly

or through Group Companies, nullifying previous

authorizations agreed by the general Board, and

authorized, where appropriate, implement the

portfolio of own shares to the implementation of

PROPOSAL #8.1: Re-elect Don Angel Durandez Adeva as a        ISSUER            YES             FOR                  FOR

 Director, to the Board of Directors of the Company,

for a term of 5 years

PROPOSAL #8.2: Re-elect Don Jose Ramon Alvarez-                  ISSUER            YES             FOR                  FOR

Rendueles as a Director, to the Board of Directors of

 the Company, for a term of 5 years

PROPOSAL #8.3: Re-elect Don Francisco De Borja Prado         ISSUER            YES             FOR                  FOR

Eulate as a Director, to the Board of Directors of

the Company, for a term of 5 years

PROPOSAL #9: Approve to set the number of Members              ISSUER            YES             FOR                  FOR

composing the Board of Directors

PROPOSAL #10: Authorize the Board of Directors the            ISSUER            YES             FOR                  FOR

power to increase capital in one or more times, the

form of cash, for a period of 5 years and a maximum

nominal amount of  EUR 61.660.464 , all the terms and

 conditions it deems fit, delegation to the exclusion

 of preferential subscription rights, as provided in

Article 159.2 of the corporations act

PROPOSAL #11: Approve the share capital increase with        ISSUER            YES             FOR                  FOR

 preferential subscription rights for a nominal

amount of  EUR 61,660,464 , by issuing and

circulation of 123,320,928  ordinary shares of

nominal value EUR 0.50 each, consisting of the

consideration in cash contributions, authorize the

Board of Directors the power to enforce the agreement

 to be adopted by the general meeting itself increase

 the share capital in accordance with the provisions

of Article 153.1.a  of the Companies act, determining

 the specific date in which must be carried out and

its terms as not agreed by the general meeting,

including the modification of Article 5 of the Bylaws

PROPOSAL #12: Amend the Article 55 of the Bylaws                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #13: Approve the annual report of                          ISSUER            YES             FOR                  FOR

remuneration policy of Directors and Senior Managers

of the year 2009

PROPOSAL #14: Grant powers to formalize, interpret,          ISSUER            YES             FOR                  FOR

rectify and execute the previous agreements as well

as to replace the powers that the Board receives from

 the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GIGA-BYTE TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y2711J107

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: The revision for the rules of the                ISSUER             NO              N/A                  N/A

Board meeting

PROPOSAL #1.4: The status of buyback treasury stock          ISSUER             NO              N/A                  N/A

resolution

PROPOSAL #1.5: Other reports resolution                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.5 per share

PROPOSAL #2.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #2.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #2.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #2.6: Other discussion                                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Other issues and extraordinary                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLOBE TELECOM INC

  TICKER:                  N/A                 CUSIP:   Y27257149

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to determine the quorum                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the minutes of previous meeting        ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Receive the annual report of the                   ISSUER            YES             FOR                  FOR

Officers

PROPOSAL #4.1: Ratify all acts and resolutions of the        ISSUER            YES             FOR                  FOR

 Board of Directors and Management adopted in the

ordinary course of business during the preceding year

PROPOSAL #4.2: Ratify the establishment of long term         ISSUER            YES         AGAINST           AGAINST

incentive plan

PROPOSAL #5.1: Election of Jaime Augusto Zobel De              ISSUER            YES             FOR                  FOR

Ayala as a Director

PROPOSAL #5.2: Election of Gerardo C. Ablaza, Jr. as         ISSUER            YES         AGAINST           AGAINST

a Director

PROPOSAL #5.3: Election of Mark Chong Chin Kok as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.4: Election of Romeo L. Bernardo as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.5: Election of Ernest Lawrence L. Cu as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #5.6: Election of Roberto F. De Ocampo as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.7: Election of Koh Kah Sek as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5.8: Election of Delfin L. Lazaro as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.9: Election of Xavier P. Loinaz as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.10: Election of Guillermo D. Luchangco as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #5.11: Election of Fernando Zobel De Ayala          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #6.: Election of the Auditors and approve to        ISSUER            YES             FOR                  FOR

 fix their remuneration

PROPOSAL #7.: Other business                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #8.: Adjournment                                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GMM GRAMMY PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y22931110

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to certify the minutes of the            ISSUER            YES             FOR                  FOR

2009 AGM held on 27 APR 2009

PROPOSAL #2: Acknowledge the declaration of the year         ISSUER            YES             FOR                  FOR

2009 operational results and certify the Company's

annual report

PROPOSAL #3: Approve the Company's balance sheet and         ISSUER            YES             FOR                  FOR

the profit and loss statement for the YE 31 DEC 2009

PROPOSAL #4: Approve the allocation of net profit for        ISSUER            YES             FOR                  FOR

 legal reserves

PROPOSAL #5: Acknowledge the interim dividend and              ISSUER            YES             FOR                  FOR

approve the appropriation of the net profit on

dividend payments for 2009 operational results

PROPOSAL #6: Approve the appointment of the Company's        ISSUER            YES             FOR                  FOR

 new Directors in replacement to those who are due to

 retire on rotation

PROPOSAL #7: Approve the Board of Director                          ISSUER            YES             FOR                  FOR

remuneration for the year 2010 and acknowledge the

Audit Committee's remuneration for the year 2010

PROPOSAL #8: Approve the appointment of the Company's        ISSUER            YES             FOR                  FOR

 Auditor and audit fee for the year 2010

PROPOSAL #9: Other issues (if any)                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GN STORE NORD A/S

  TICKER:                  N/A                 CUSIP:   K4001S214

  MEETING DATE:      3/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Adopt the oral report by the Chairman of        ISSUER            YES             FOR                  FOR

 the Supervisory Board to the AGM

PROPOSAL #B: Approve the audited annual report for            ISSUER            YES             FOR                  FOR

2009, and grant discharge to the Supervisory Board

and the Executive Management

PROPOSAL #C: Approve the distribution of the profit          ISSUER            YES             FOR                  FOR

for the year, including the declaration of any

dividend, or as to the covering of any loss

PROPOSAL #D.1.1: Amend the Articles of Association,          ISSUER            YES             FOR                  FOR

the proposal is submitted as a consequence of the

adoption of the new Danish Companies Act  Act no 470

of 12 JUN 2009 , as: 1  Consequential amendments

i.e. amendments which in respect of the present

Articles of Association are required by law  and

linguistic amendments are considered collectively as

1 proposal, present Articles: 1  2 , 2 2 - 3 , 4  4 -

 6 , 5  1 - 3 , 6  1 - 2 , 8  1 - 2 , 9  1 - 2 , 10 1

 , 11 2 - 4 , 12.CONTD

PROPOSAL #D1.21: Approve to remove, under the new              ISSUER            YES             FOR                  FOR

Danish Companies Act it is no longer a requirement

that the Company's registered office is stated in the

 Articles of Association, from Article 2 1  of the

Articles of Association

PROPOSAL #D1.22: Authorize the Supervisory Board in          ISSUER            YES         AGAINST           AGAINST

Article 4 3  to increase the share capital is renewed

 until 30 APR 2011, according to the proposal the

amount by which the Supervisory Board can increase

the share capital is nominally DKK 205,000,000,

furthermore, the Supervisory Board proposes that it

is specified which methods of capital increase the

authorization comprises, in order to.CONTD

PROPOSAL #D1.23: Approve the remuneration of the                ISSUER            YES             FOR                  FOR

Supervisory Board for the present FY at the AGM in

which the annual report for the previous FY is

submitted for approval, see Article 12.2  d  in the

proposal for amendments to the Articles of

Association, Article 15 2  of the Articles of

Association is proposed replaced by Article 12.2, as

specified

PROPOSAL #D1.24: Approve to introduce an age limit of        ISSUER            YES         AGAINST           AGAINST

 70 years with respect to the Members of the

Supervisory Board, see Article 18 1 - 2  of the

Articles of Association proposal for amendments to

the Articles of Association, Article 15.1

PROPOSAL #D1.25: Approve to state English as the                ISSUER            YES             FOR                  FOR

Corporate language, Section 126 of the Danish

Companies Act provides that meetings of the

Supervisory Board may be conducted in English without

 simultaneous interpretation, if English is stated as

 the Corporate language in the Articles of

Association of GN Store Nord A/S, similarly,

documents prepared for the Supervisory Board may be

prepared in English, without a Member of the

PROPOSAL #D1.26: Approve to extend the provision on          ISSUER            YES         AGAINST           AGAINST

choice of law and venue, see Article 6 3 of the

Articles of Association  proposal for amendments to

the Articles of Association, Article 21.1

PROPOSAL #D1.27: Approve to introduce a provision on         ISSUER            YES             FOR                  FOR

precedence in the Articles of Association, see the

proposal for amendments to the Articles of

Association, Article 22.1

PROPOSAL #D.2: Adopt, the new Articles of                            ISSUER            YES             FOR                  FOR

Association, Resolution D.1.1, D.1.2.1 and D.1.2.3 to

 D.1.2.7, subject to the implementation of the new

Danish Companies Act, in this case the Supervisory

Board proposes the: to be inserted as Article 27 in

the Company's present Articles of Association: when

the new Danish Companies Act has been enacted, the

Company's Articles of Association will be as stated

in Appendix 2 to the Articles of Association; when

the new.CONTD

PROPOSAL #D.3: Authorize attorney-at-law Niels Bang          ISSUER            YES             FOR                  FOR

Sorensen from the law firm Gorrissen Federspiel, H.C.

 Andersens Boulevard 12, 1553 Kobenhavn V, to file

the amendments to the Articles of Association adopted

 by the general meeting for registration with the

Danish Commerce and Companies Agency and to make

amendments to the filed documents to the extent the

Danish Commerce and Companies Agency may request this

 in order to register the amendments to the Articles

of Association

PROPOSAL #D.4: Authorize the Supervisory Board for            ISSUER            YES         AGAINST           AGAINST

the period until 30 APR 2011, within the limits of

the Danish Companies Act, if desirable, to allow the

Company and its subsidiaries to acquire treasury

shares in the Company for a nominal value of up to 15

 % of the share capital of the Company at the market

price at the time of.CONTD

PROPOSAL #D.5: Approve the new general guidelines for        ISSUER            YES             FOR                  FOR

 incentive pay to the management

PROPOSAL #E.1: Re-election of Per Wold-Olsen as a              ISSUER            YES             FOR                  FOR

Member to the Supervisory Board, according to Article

 18  2  of the Articles of Association/the proposal

for amendments to the Articles of Association,

Article 15.1, who are elected by the general meeting

must be elected every year

PROPOSAL #E.2: Re-election William E. Hoover of as a         ISSUER            YES             FOR                  FOR

Member to the Supervisory Board, according to Article

 18  2  of the Articles of Association/the proposal

for amendments to the Articles of Association,

Article 15.1, who are elected by the general meeting

must be elected every year

PROPOSAL #E.3: Re-election of Jr., Jorgen Bardenfleth        ISSUER            YES             FOR                  FOR

 as a Member to the Supervisory Board, according to

Article 18  2  of the Articles of Association/the

proposal for amendments to the Articles of

Association, Article 15.1, who are elected by the

general meeting must be elected every year

PROPOSAL #E.4: Re-election of Rene Svendsen-Tune as a        ISSUER            YES             FOR                  FOR

 Member to the Supervisory Board, according to

Article 18  2  of the Articles of Association/the

proposal for amendments to the Articles of

Association, Article 15.1, who are elected by the

general meeting must be elected every year

PROPOSAL #E.5: Re-election of Carsten Krogsgaard                ISSUER            YES             FOR                  FOR

Thomsen as a Member to the Supervisory Board,

according to Article 18  2  of the Articles of

Association/the proposal for amendments to the

Articles of Association, Article 15.1, who are

elected by the general meeting must be elected every

PROPOSAL #E.6: Re-election of Wolfgang Reim as a                ISSUER            YES             FOR                  FOR

Member to the Supervisory Board, according to Article

 18  2  of the Articles of Association/the proposal

for amendments to the Articles of Association,

Article 15.1, who are elected by the general meeting

must be elected every year

PROPOSAL #F: Approve the fees to the Members of the          ISSUER            YES             FOR                  FOR

Supervisory Board are proposed to remain unchanged in

 relation to 2009, so that the total fees to the

Members of the Supervisory Board of GN Store Nord A/S

 continue to be DKK 4,500,000, the total fees are

proposed divided as: the basic fee for serving on the

 Supervisory Board of GN Store Nord A/S is proposed

to be maintained at DKK 200,000 with twice the basic

fee to the Vice-Chairman and.CONTD

PROPOSAL #G: Re-election of KPMG Statsautoriseret              ISSUER            YES             FOR                  FOR

Revisionsaktieselskab a State-Authorized Public

Accountant, according to Article 25 of the Articles

of Association/Article 19.2 of the proposal for

amendments to the Articles of Association, for the

term until the next AGM

PROPOSAL #H: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOLD FIELDS LTD

  TICKER:                  N/A                 CUSIP:   S31755101

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Receive and adopt the consolidated              ISSUER            YES             FOR                  FOR

audited annual financial statements of the Company

and its subsidiaries, incorporating the Auditors' and

 the Directors' reports for the YE 30 JUN 2009

PROPOSAL #O.2: Re-elect Ms. C.A. Carolus as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of the

Articles of Association

PROPOSAL #O.3: Re-elect Mr. R. Danino as a Director          ISSUER            YES             FOR                  FOR

of the Company, who retires in terms of the Articles

of Association

PROPOSAL #O.4: Re-elect Mr. A.R. Hill as a Director          ISSUER            YES             FOR                  FOR

of the Company, who retires in terms of the Articles

of Association

PROPOSAL #O.5: Re-elect Mr. N.J. Holland as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of the

Articles of Association

PROPOSAL #O.6: Re-elect Mr. R.P. Menell as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in terms of the Articles

 of Association

PROPOSAL #O.7: Approve to place the entire authorized        ISSUER            YES         AGAINST           AGAINST

 but unissued ordinary share capital of the Company

from time to time, after setting aside so many shares

 as may be required to be allotted and issued by the

Company in terms of any share plan or scheme for the

benefit of employees and/or Directors [whether

Executive or Non-Executive] under the control of the

Directors of the Company until the next AGM; and

authorize such Directors, in terms of Section 221(2)

of the Companies Act 61 of 1973, as amended

[Companies Act], to allot and issue all or part

thereof in their discretion, subject to the

provisions of the Companies Act and the Listings

PROPOSAL #O.8: Approve to place the non-convertible          ISSUER            YES             FOR                  FOR

redeemable preference shares in the authorized but

unissued share capital of the Company under the

control of the Directors for allotment and issue at

the discretion of the Directors of the Company,

subject to all applicable legislation, the

requirements of any recognized stock exchange on

which the shares in the capital of the Company may

from time to time be listed and with such rights and

privileges attached thereto as the Directors may

PROPOSAL #O.9: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to the Articles of Association of

the Company, and subject to the passing of Resolution

 7, to allot and issue equity securities for cash,

subject to the Listings Requirements of JSE Limited

and subject to the Companies Act, 61 of 1973, as

amended on the following basis: (a) the allotment and

 issue of equity securities for cash shall be made

only to persons qualifying as public shareholders as

defined in the Listings Requirements of JSE and not

to related parties; (b) equity securities which are

the subject of issues for cash: i) in the aggregate

in any one FY may not exceed 10% of the Company's

relevant number of equity securities in issue of that

 class; ii) of a particular class, will be aggregated

 with any securities that are compulsorily

convertible into securities of that class, and, in

the case of the issue of compulsorily convertible

securities, aggregated with the securities of that

class into which they are compulsorily convertible;

iii) as regards the number of securities which may be

 issued [the 10% number], shall be based on the

number of securities of that class in issue added to

those that may be issued in future [arising from the

conversion of options/convertible securities], at the

 date of such application, less any securities of the

 class issued, or to be issued in future arising from

 options/convertible securities issued, during the

current FY, plus any securities of that class to be

issued pursuant to a rights issue which has been

announced, is irrevocable and is fully underwritten

or acquisition [which had final terms announced] may

be included as though they were securities in issue

at the date of application; (c) the maximum discount

at which equity securities may be issued is 10% of

the weighted average traded price on the JSE of such

equity securities measured over the 30 business days

prior to the date that the price of the issue is

determined or agreed by the directors of the Company;

 (d) after the Company has issued equity securities

for cash which represent, on a cumulative basis

within a financial year, 5% or more of the number of

equity securities of that class in issue prior to

that issue, the Company shall publish an announcement

 containing full details of the issue, including the

effect of the issue on the net asset value and

earnings per share of the Company; and (e) the equity

 securities which are the subject of the issue for

cash are of a class already in issue or where this is

 not the case, must be limited to such securities or

rights that are convertible into a class already in

issue; [Authority shall be in force until the

forthcoming AGM of the Company, provided that it

shall not extend beyond 15 months of the date of this

PROPOSAL #O.10: Amend the Gold Fields Limited 2005            ISSUER            YES             FOR                  FOR

Share Plan adopted by the Company at its AGM on 17

NOV 2005 [the Share Plan], in accordance with the

Deed of Amendment, as specified

PROPOSAL #O.11: Approve to award rights to the                   ISSUER            YES             FOR                  FOR

specified Non-Executive Directors in terms of The

Gold Fields Limited 2005 Non-executive Share Plan and

 to place so many unissued ordinary shares in the

capital of the Company as are necessary to allot and

issue the shares in respect of which rights have been

 awarded to Non-Executive Directors under this

resolution under the control of the Directors of the

Company; and authorize the Directors, in terms of

Section 221(2) of the Companies Act 61 of 1973, as

amended, to allot and issue all and any of such

shares, in accordance with the terms and conditions

of The Gold Fields Limited 2005 Non-executive Share

Plan, as same may be amended from time to time

PROPOSAL #O.12: Approve to pay the specified                       ISSUER            YES             FOR                  FOR

remunerations to the Directors of the Company with

effect from 01 JAN 2010

PROPOSAL #S.1: Authorize the Company or any                        ISSUER            YES             FOR                  FOR

subsidiary of the Company, pursuant to the Articles

of Association of the Company, from time to time, to

acquire ordinary shares in the share capital of the

Company in accordance with the Companies Act, 61 of

1973 and the JSE Listings Requirements, provided that

 the number of ordinary shares acquired in any one FY

 shall not exceed 20% of the ordinary shares in issue

 at the date on which this resolution is passed;

[Authority expires the earlier of the date of the

next AGM of the Company or the date 15 months after

the date on which this resolution is passed]; the

repurchase must be effected through the order book

operated by the JSE trading system and done without

any prior understanding or arrangement between the

Company and the counter party; the Company only

appoints one agent to effect any repurchase(s) on its

 behalf; the price paid per ordinary share may not be

 greater than 10% above the weighted average of the

market value of the ordinary shares for the five

business days immediately preceding the date on which

 a purchase is made; the number of shares purchased

by subsidiaries of the Company shall not exceed 10%

in the aggregate of the number of issued shares in

the Company at the relevant times; the repurchase of

shares by the Company or its subsidiaries may not be

effected during a prohibited period, as defined in

the JSE Listings Requirements; after a repurchase,

the Company will continue to comply with all the JSE

Listings Requirements concerning shareholder spread

requirements; and an announcement containing full

details of such acquisitions of shares will be

published as soon as the Company and/or its

subsidiaries have acquired shares constituting, on a

cumulative basis 3% of the number of shares in issue

at the date of the general meeting at which this

special resolution is considered and if passed, and

for each 3% in aggregate of the initial number

acquired thereafter

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOOGLE INC.

  TICKER:                  GOOG               CUSIP:   38259P508

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: ERIC SCHMIDT                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SERGEY BRIN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LARRY PAGE                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: L. JOHN DOERR                                       ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: JOHN L. HENNESSY                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANN MATHER                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PAUL S. OTELLINI                                  ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: K. RAM SHRIRAM                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SHIRLEY M. TILGHMAN                             ISSUER            YES             FOR                  FOR

PROPOSAL #02: THE RATIFICATION OF ERNST & YOUNG LLP          ISSUER            YES             FOR                  FOR

AS GOOGLE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING

FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.

PROPOSAL #03: THE APPROVAL OF AN AMENDMENT TO                     ISSUER            YES         AGAINST           AGAINST

GOOGLE'S 2004 STOCK PLAN TO INCREASE THE NUMBER OF

AUTHORIZED SHARES OF CLASS A COMMON STOCK ISSUABLE

UNDER THE PLAN BY 6,500,000.

PROPOSAL #04: A STOCKHOLDER PROPOSAL REGARDING A           SHAREHOLDER        YES         ABSTAIN           AGAINST

SUSTAINABILITY REPORT, IF PROPERLY PRESENTED AT THE

MEETING.

PROPOSAL #05: A STOCKHOLDER PROPOSAL REGARDING ONLINE   SHAREHOLDER        YES         ABSTAIN           AGAINST

 ADVERTISING, PRIVACY, AND SENSITIVE INFORMATION, IF

PROPERLY PRESENTED AT THE MEETING.

PROPOSAL #06: A STOCKHOLDER PROPOSAL REGARDING THE        SHAREHOLDER        YES         ABSTAIN           AGAINST

ADOPTION OF HUMAN RIGHTS PRINCIPLES WITH RESPECT TO

BUSINESS IN CHINA, IF PROPERLY PRESENTED AT THE

MEETING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREAT EASTN HLDG LTD

  TICKER:                  N/A                 CUSIP:   Y2854Q108

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company, as specified

PROPOSAL #2: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Section 161 of the Companies Act, Chapter

 50 of Singapore and contingent upon the passing of

Resolution 1 above, to allot and issue from time to

time such number of new ordinary shares in the

capital of the Company as may be required to be

allotted and issued pursuant to the Great Eastern

Holdings Limited Scrip Dividend Scheme

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREAT EASTN HLDG LTD

  TICKER:                  N/A                 CUSIP:   Y2854Q108

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and the Audited financial statements for the FYE 31

DEC 2009

PROPOSAL #2: Approve a final tax exempt (one-tier)            ISSUER            YES             FOR                  FOR

dividend of 27 cents and a special final tax exempt

(one-tier) dividend of 8 cents per ordinary share in

respect of the FYE 31 DEC 2009 as recommended by the

Directors

PROPOSAL #3.AI: Re-appointment of Mr. Lee Seng Wee as        ISSUER            YES             FOR                  FOR

 a Director pursuant to Section 153(6) of the

Companies Act, Chapter 50, who will be retiring under

 Section 153 of the said Act, to hold office from the

 date of this AGM until the next AGM

PROPOSAL #3.AII: Re-appointment of Tan Sri Dato' Dr          ISSUER            YES             FOR                  FOR

Lin See-Yan as a Director pursuant to Section 153(6)

of the Companies Act, Chapter 50, who will be

retiring under Section 153 of the said Act, to hold

office from the date of this AGM until the next AGM

PROPOSAL #3.BI: Re-election of Mr. Koh Beng Seng as a        ISSUER            YES             FOR                  FOR

 Director, retiring by rotation under Article 91 of

the Company's Articles of Association

PROPOSAL #3.BII: Re-election of Mr. Tan Yam Pin as a         ISSUER            YES             FOR                  FOR

Director, retiring by rotation under Article 91 of

the Company's Articles of Association

PROPOSAL #3.C: Re-election of Mr. Norman Ip Ka Cheung        ISSUER            YES             FOR                  FOR

 as a Director, retiring under Article 97 of the

Company's Articles of Association

PROPOSAL #4: Approve the Directors' fees of SGD                 ISSUER            YES             FOR                  FOR

1,453,000 for the financial FYE 31 DEC 2009

PROPOSAL #5: Re-appointment of Messrs Ernst & Young          ISSUER            YES             FOR                  FOR

LLP as the Auditors and authorize the Directors to

fix their remuneration

PROPOSAL #6: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to pass the following Resolution as an Ordinary

Resolution to empower the Directors to issue shares

in the Company and to make or grant instruments [such

 as warrants or debentures] convertible into shares,

and to issue shares in pursuance of such instruments,

 up to the limits specified therein from the date of

this Annual General Meeting up to the next Annual

General Meeting Mandate to issue shares that pursuant

 to Section 161 of the Companies Act, Chapter 50 and

the Listing Manual of the Singapore Exchange

Securities Trading Limited ['SGX-ST'] a) (i) issue

shares in the capital of the Company ['shares']

whether by way of rights, bonus or otherwise; and/or

(ii) make or grant offers, agreements or options

[collectively, 'Instruments'] that might or would

require shares to be issued, including but not

limited to the creation and issue of [as well as

adjustments to] warrants, debentures or other

instruments convertible into shares, on a pro rata

basis to shareholders of the Company, at any time and

 upon such terms and conditions and for such purposes

 as the Directors may in their absolute discretion

deem fit; and b) [notwithstanding the authority

conferred by this Resolution may have ceased to be in

 force] issue shares in pursuance of any Instrument

made or granted by the Directors while this

Resolution was in force, provided that: 1) the

aggregate number of shares to be issued pursuant to

this Resolution [including shares to be issued in

pursuance of Instruments made or granted pursuant to

this Resolution] shall not exceed 50% of the total

number of issued shares in the capital of the Company

 excluding treasury shares [as calculated in

accordance with sub-paragraph (2) below]; 2) [subject

 to such manner of calculation and adjustments as may

 be prescribed by the SGX-ST] for the purpose of

determining the aggregate number of shares that may

be issued under sub-paragraph (1) above, the total

number of issued shares in the capital of the Company

 excluding treasury shares shall be based on the

total number of issued shares in the capital of the

Company excluding treasury shares at the time this

Resolution is passed, after adjusting for: i) new

shares arising from the conversion or exercise of any

 convertible securities or share options or vesting

of share awards which are outstanding or subsisting

at the time this Resolution is passed; and ii) any

subsequent bonus issue, consolidation or subdivision

of shares; 3) in exercising the authority conferred

by this Resolution, the Company shall comply with the

 provisions of the Listing Manual of the SGX-ST for

the time being in force [unless such compliance has

been waived by the SGX-ST] and the Articles of

Association for the time being of the Company; and 4)

 [Authority expires the earlier of the conclusion of

the next AGM of the Company or the date of the next

AGM of the Company as required by law]

PROPOSAL #7: Transact any other ordinary business               ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GROUPE AEROPLAN INC

  TICKER:                  N/A                 CUSIP:   399453109

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Robert E. Brown as a                 ISSUER            YES             FOR                  FOR

Director who will serve until the end of the

PROPOSAL #1.2: Election of Roman Doroniuk as a                   ISSUER            YES         AGAINST           AGAINST

Director who will serve until the end of the

PROPOSAL #1.3: Election of Rupert Duchesne as a                 ISSUER            YES             FOR                  FOR

Director who will serve until the end of the

PROPOSAL #1.4: Election of Joanne Ferstman as a                 ISSUER            YES         AGAINST           AGAINST

Director who will serve until the end of the

PROPOSAL #1.5: Election of Michael M. Fortier as a            ISSUER            YES             FOR                  FOR

Director who will serve until the end of

PROPOSAL #1.6: Election of John M. Forzani as a                 ISSUER            YES             FOR                  FOR

Director who will serve until the end of the

PROPOSAL #1.7: Election of David H. Laidley as a                ISSUER            YES         AGAINST           AGAINST

Director who will serve until the end of

PROPOSAL #1.8: Election of Douglas D. Port as a                 ISSUER            YES             FOR                  FOR

Director who will serve until the end of the

PROPOSAL #1.9: Election of Alan P. Rossy as a                     ISSUER            YES             FOR                  FOR

Director who will serve until the end of the

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES         AGAINST           AGAINST

LLP as the Auditors of the Corporation

PROPOSAL #S.3: Amend the Articles of Incorporation of        ISSUER            YES             FOR                  FOR

 Groupe Aeroplan to introduce a voting right, in

certain limited circumstances, for holders of

preferred shares of Groupe Aeroplan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GROUPE BRUXELLES LAMBERT

  TICKER:                  N/A                 CUSIP:   B4746J115

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Management report of the Board of                   ISSUER             NO              N/A                  N/A

Directors and reports of the Statutory Auditor on the

 FY 2009

PROPOSAL #2: Approve the presentation of the                       ISSUER             NO              N/A                  N/A

consolidated financial statements for the YE 31 DEC

2009; the non-consolidated annual accounts for the YE

 31 DEC 2009, including appropriation of profit

PROPOSAL #3: Grant discharge to the Directors for              ISSUER             NO              N/A                  N/A

duties performed during the YE 31 DEC 2009

PROPOSAL #4: Grant discharge to the Statutory Auditor        ISSUER             NO              N/A                  N/A

 for duties performed during the YE 31 DEC 2009

PROPOSAL #5.1.1: Re-elect Jean-Louis Beffa for a term        ISSUER             NO              N/A                  N/A

 of 3 years, whose current term of office expire at

the end of this general meeting

PROPOSAL #5.1.2: Re-elect Victor Delloye for a term          ISSUER             NO              N/A                  N/A

of 3 years, whose current term of office expire at

the end of this general meeting

PROPOSAL #5.1.3: Re-elect Maurice Lippens for a term         ISSUER             NO              N/A                  N/A

of 3 years, whose current term of office expire at

the end of this general meeting

PROPOSAL #5.1.4: Re-elect Michel Plessis-Belair for a        ISSUER             NO              N/A                  N/A

 term of 3 years, whose current term of office expire

 at the end of this general meeting

PROPOSAL #5.1.5: Re-elect Amaury de Seze for a term          ISSUER             NO              N/A                  N/A

of 3 years, whose current term of office expire at

the end of this general meeting

PROPOSAL #5.1.6: Re-elect Jean Stephenne for a term          ISSUER             NO              N/A                  N/A

of 3 years, whose current term of office expire at

the end of this general meeting

PROPOSAL #5.1.7: Re-elect Gunter Thielen for a term          ISSUER             NO              N/A                  N/A

of 3 years, whose current term of office expire at

the end of this general meeting

PROPOSAL #5.1.8: Re-elect Arnaud Vial for a term of 3        ISSUER             NO              N/A                  N/A

 years, whose current term of office expire at the

end of this general meeting

PROPOSAL #5.2.1: Approve to establish in accordance          ISSUER             NO              N/A                  N/A

with Article 526(b) of the Company Code, the

independence of Jean-Louis Beffa

PROPOSAL #5.2.2: Approve to establish in accordance          ISSUER             NO              N/A                  N/A

with Article 526(b) of the Company Code, the

independence of Maurice Lippens

PROPOSAL #5.2.3: Approve to establish in accordance          ISSUER             NO              N/A                  N/A

with Article 526(b) of the Company Code, the

independence of Jean Stephenne

PROPOSAL #5.2.4: Approve to establish in accordance          ISSUER             NO              N/A                  N/A

with Article 526(b) of the Company Code, the

independence of Gunter Thielen

PROPOSAL #5.3: Approve to renew the mandate of the            ISSUER             NO              N/A                  N/A

Statutory Auditor, Deloitte Reviseurs d'Entreprises

SC S.F.D. SCRL, represented by Michel Denayer, for a

term of 3 years and to set this Company's fees at EUR

 70,000 a year, which amount is non indexable and

exclusive of VAT

PROPOSAL #6: Approve to set, in accordance with the          ISSUER             NO              N/A                  N/A

decisions on the establishment of a stock option plan

 by the general meeting of 24 APR 2007, at EUR 12.5

million the maximum value of the shares in relation

to the options to be granted in 2010

PROPOSAL #7: Miscellaneous                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GROUPE EUROTUNNEL

  TICKER:                  N/A                 CUSIP:   F477AL114

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #o.1: Approve the annual accounts for the YE        ISSUER            YES             FOR                  FOR

 31 DEC 2009

PROPOSAL #o.2: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #o.3: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #o.4: Approve the regulated agreements and          ISSUER            YES             FOR                  FOR

commitments stipulated in the Special Auditors'

Report pursuant to Article L. 225-38 of the Code du

Commerce [Commercial Code]

PROPOSAL #o.5: Approve the conclusion by the Company         ISSUER            YES             FOR                  FOR

of the regulated agreements and commitments

stipulated in the Special Auditors' Report

PROPOSAL #o.6: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

implement a Company share purchase programme

PROPOSAL #o.7: Approve the mandate of Madame Colette         ISSUER            YES             FOR                  FOR

Neuville

PROPOSAL #o.8: Approve the mandate of Monsieur Henri         ISSUER            YES             FOR                  FOR

Rouanet

PROPOSAL #o.9: Approve the mandate of Monsieur Pierre        ISSUER            YES             FOR                  FOR

 Bilger

PROPOSAL #o.10: Approve the renewal Mandate of                   ISSUER            YES             FOR                  FOR

Monsieur Hugues Lepic

PROPOSAL #o.11: Approve the mandate of Monsieur Jean-        ISSUER            YES             FOR                  FOR

Pierre Trotignon

PROPOSAL #o.12: Approve the mandate of Monsieur                 ISSUER            YES             FOR                  FOR

Jacques Goumon

PROPOSAL #o.13: Approve the mandate of Monsieur                 ISSUER            YES             FOR                  FOR

Robert Rochefort

PROPOSAL #o.14: Approve the mandate of Madame                     ISSUER            YES             FOR                  FOR

Patricia Hewitt

PROPOSAL #o.15: Approve the mandate of Monsieur                 ISSUER            YES             FOR                  FOR

Philippe Canu

PROPOSAL #o.16: Approve the mandate of Monsieur                 ISSUER            YES             FOR                  FOR

Philippe Vasseur

PROPOSAL #o.17: Approve the mandate of Monsieur Tim          ISSUER            YES             FOR                  FOR

Yeo

PROPOSAL #E.18: Approve the merger absorbing                       ISSUER            YES             FOR                  FOR

Eurotunnel Group (UK) plc (EGP) into the Company,

under the suspensive condition of the approval of the

 merger by EGP

PROPOSAL #E.19: Approve the merger absorbing TNU plc         ISSUER            YES             FOR                  FOR

into the Company under the suspensive condition of

approval of the merger by TNU plc shareholders

PROPOSAL #E.20: Approve the correlative increase in          ISSUER            YES             FOR                  FOR

the Company's capital stock in return for

contributions under the suspensive condition of

approval of the merger by TNU plc shareholders

PROPOSAL #E.21: Approve the allocation of the merger         ISSUER            YES             FOR                  FOR

premium

PROPOSAL #E.22: Approve the powers for signing the            ISSUER            YES             FOR                  FOR

compliance declaration and for other formalities

PROPOSAL #E.23: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock reserved for employees

PROPOSAL #E.24: Approve the free allocation of shares        ISSUER            YES             FOR                  FOR

 to paid staff and Company agents

PROPOSAL #E.25: Approve the allocation of options              ISSUER            YES             FOR                  FOR

granting access to share subscription and/or existing

 share purchase options

PROPOSAL #E.26: Amend the Article 16 of the Company's        ISSUER            YES             FOR                  FOR

 Articles of Association relating to the number of

shares Directors must hold during the term of their

mandate

PROPOSAL #E.27: Amend the Article 17 of the Company's        ISSUER            YES         AGAINST           AGAINST

 Articles of Association relating to the term of

Directors' roles

PROPOSAL #E.28: Amend the Articles 6, 9-3, 11-2, 20-         ISSUER            YES             FOR                  FOR

7, 37 and 38 as a consequence of the conversion of

the GET SA Preference Share into an ordinary share

PROPOSAL #E.29: Amend the Article 27.4 of the                     ISSUER            YES             FOR                  FOR

Articles of Association to allow simplified

PROPOSAL #E.30: Authorize the Board to reduce capital        ISSUER            YES             FOR                  FOR

 by cancellation of shares

PROPOSAL #E.31: Approve the powers                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUOCOLEISURE LTD

  TICKER:                  N/A                 CUSIP:   G4210D102

  MEETING DATE:      10/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve a first and final dividend of          ISSUER            YES             FOR                  FOR

SGD 0.015 per share of the FYE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Reggie Thein as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Bye-Law

 104 of the Company's Bye-Laws

PROPOSAL #3.: Re-elect Mr. Tim Scoble as a Director,         ISSUER            YES             FOR                  FOR

who will cease to hold office pursuant to Bye-Law

106[B] of the Company's Bye-Laws

PROPOSAL #4.: Re-elect Mr. Sat Pal Khattar as a                 ISSUER            YES             FOR                  FOR

Director, who will cease to hold office pursuant to

Bye-Law 106[B] of the Company's Bye-Laws

PROPOSAL #5.: Approve the payment of USD 260,717 as          ISSUER            YES             FOR                  FOR

Directors' fees for the FYE 30 JUN 2009

PROPOSAL #6.: Re-appoint KPMG LLP as the Auditors and        ISSUER            YES             FOR                  FOR

 authorize the Directors to fix their remuneration

PROPOSAL #7.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to issue shares in the capital of the Company whether

 by way of rights, bonus or otherwise; and/or make or

 grant offers, agreements or options [collectively,

Instruments] that might of would require shares to be

 issued, including but not limited to the creation

and issue of [as well as adjustments to] warrants,

debentures or other instruments convertible into

shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and [notwithstanding the authority

conferred by this resolution may have ceased to be in

 force] issue shares in pursuance of any Instrument

made or granted by the Directors while this

resolution in force, provided that: the aggregate

number of shares to be issued pursuant to this

resolution [including shares to be issued in

pursuance of Instruments made or granted pursuant to

this resolution] does not exceed 50% of the issued

share capital of the Company [as calculated in

accordance with this resolution below], of which the

aggregate number of shares to be issued other than on

 a pro rata basis to shareholders of the Company

[including Shares to be issued in pursuance of

Instruments made or granted pursuant to this

resolution] does not exceed 20% of the issued share

capital of the Company [as calculated in accordance

with this resolution below]; [subject to such manner

of calculation as may be prescribed by the Singapore

Exchange Securities Trading Limited [SGX-ST]] for the

 purpose of determining the aggregate number of

Shares that may be issued under this resolution

above, the percentage of issued share capital shall

be based on the issued share capital of the Company

at the time this resolution is passed, after

adjusting for: [i] new Shares arising from the

conversion or exercise of any convertible securities

or Share options or vesting of Share awards which are

 outstanding or subsisting at the time this

resolution passed; and [ii] any subsequent

consolidation or sub-division of Shares; [3] in

exercising the authority conferred by this

resolution, the Company shall comply with the

provisions of the Listing Manual of the SGX-ST

[unless such compliance has been waived by the SGX-

ST] and the Bye-Laws for the time being of the

Company; [Authority expires the earlier of the

PROPOSAL #8.: Authorize the Directors to offer and            ISSUER            YES         AGAINST           AGAINST

grant options [Options] in accordance with the

provisions of 'The GuocoLeisure Limited Executives'

Share Option Scheme 2008' [Scheme] and to allot and

issue from time to time such number of Shares in the

capital of the Company as may be required to be

issued pursuant to the exercise of the Options

[notwithstanding that the exercise thereof or such

allotment and issue may occur after the conclusion of

 the next or any ensuing AGM of the Company],

provided that: [a] the aggregate number of Shares

over which the Committee administering the Scheme

[Committee] may grant Options on any date, when added

 to the number of Shares issued and transferred and

issuable and transferable in respect of all Options

under the Scheme shall not exceed 15% of the total

number of issued Shares of the Company [excluding

treasury shares] on the day preceding that date

[Scheme Limit], provided that for so long as the

Company is a subsidiary of Guoco Group Limited [GGL]

and GGL is listed on the Hong Kong Stock Exchange

['HKSE'], but subject always to the Scheme Limit: [i]

 the aggregate number of new Shares over which the

Committee may grant Options on any date, when added

to the number of new Shares issued and issuable in

respect of all Options granted under the Scheme,

shall not exceed 10% of the total number of issued

Shares as at 21 NOV 2008 [being the date of approval

of the Scheme by shareholders of GGL] or such other

limit as may be prescribed or permitted by the HKSE

from time to time [HKSE Listing Rules Limit]; and

[ii] the HKSE Listing Rules Limit may be increased

under the HKSE Listing Rules as provided under the

Scheme; and [b] the aggregate number of Shares to be

offered to selected confirmed employees of the

Company and its subsidiaries including Executive

Directors of the Company [collectively, Employees]

collectively and individually during the duration of

the Scheme [subject to adjustments, if any, made

under the Scheme] shall not exceed such limits or [as

 the case may be] sub-limits as may be prescribed in

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  H&R BLOCK, INC.

  TICKER:                  HRB                 CUSIP:   093671105

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: ALAN M. BENNETT           ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: THOMAS M. BLOCH           ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: RICHARD C. BREEDEN      ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: ROBERT A. GERARD         ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: LEN J. LAUER                ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: DAVID B. LEWIS             ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: TOM D. SEIP                  ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: L. EDWARD SHAW,          ISSUER            YES             FOR                  FOR

JR.

PROPOSAL #1I: ELECTION OF DIRECTOR: RUSSELL P. SMYTH         ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: CHRISTIANNA WOOD         ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVAL OF AN ADVISORY PROPOSAL ON THE        ISSUER            YES             FOR                  FOR

 COMPANY'S EXECUTIVE PAY-FOR-PERFORMANCE COMPENSATION

 POLICIES AND PROCEDURES.

PROPOSAL #03: AMENDMENT TO THE 2003 LONG-TERM                     ISSUER            YES             FOR                  FOR

EXECUTIVE COMPENSATION PLAN TO INCREASE THE AGGREGATE

 NUMBER OF SHARES OF COMMON STOCK.

PROPOSAL #04: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT

ACCOUNTANTS FOR THE FISCAL YEAR ENDING APRIL 30, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  H.B. FULLER COMPANY

  TICKER:                  FUL                 CUSIP:   359694106

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN C. VAN RODEN, JR.                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHELE VOLPI                                       ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF KPMG LLP          ISSUER            YES             FOR                  FOR

AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING NOVEMBER

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HACI OMER SABANCI HLDG S A

  TICKER:                  N/A                 CUSIP:   M8223R100

  MEETING DATE:      1/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and forming the Presidency of            ISSUER             NO              N/A                  N/A

the Board

PROPOSAL #2: Authorize the Board Members to sign the         ISSUER             NO              N/A                  N/A

minutes of the meeting

PROPOSAL #3: Approve to discuss the balance report            ISSUER             NO              N/A                  N/A

dated 30 JUN 2009

PROPOSAL #4: Approve to inform the shareholders about        ISSUER             NO              N/A                  N/A

 the report of the Expert Group

PROPOSAL #5: Approve the Repartition Agreement                   ISSUER             NO              N/A                  N/A

between Aksigorta A.S. and Akbank T A.S. and Avivasa

Emeklilik Ve Hayat A.S.

PROPOSAL #6: Approve the Repartition Agreement                   ISSUER             NO              N/A                  N/A

between Akbank T.A.S. and Eksa Export San. Mamulleri

Satis Ve Arastirma A.S.

PROPOSAL #7: Approve to determine the transfer of              ISSUER             NO              N/A                  N/A

shares of Akbank T.A.S. and Avivasa Emeklilik Ve

Hayat A.S. of Aksigorta A.S

PROPOSAL #8: Approve to determine the transfer of              ISSUER             NO              N/A                  N/A

shares of Akbank T.A.S. of Eksa export Sanayi

Mamulleri Satis Ve Arastirma A.S.

PROPOSAL #9: Approve to determine the dividend                   ISSUER             NO              N/A                  N/A

payment rights of shareholders other than Haci Omer

Sabanci Holding A.S.

PROPOSAL #10: Amend Item 10 of Articles of Association      ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HACI OMER SABANCI HLDG S A

  TICKER:                  N/A                 CUSIP:   M8223R100

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Chairmanship        ISSUER             NO              N/A                  N/A

PROPOSAL #2: Grant authority to the chairmanship to          ISSUER             NO              N/A                  N/A

sign the minutes of the assembly

PROPOSAL #3: Reading and discussion of the Board of          ISSUER             NO              N/A                  N/A

Directors' activity report and Auditors' report with

respect to the operations and accounts of year 2009

PROPOSAL #4: Giving information to the shareholders          ISSUER             NO              N/A                  N/A

about the donations given across the year 2009

PROPOSAL #5: Ratify the balance sheet and profit and         ISSUER             NO              N/A                  N/A

loss statement of year 2009; consideration and taking

 decision on the proposal concerning the distribution

 of profit

PROPOSAL #6: Grant discharge of the Board Members and        ISSUER             NO              N/A                  N/A

 Auditors separately with respect to the Company's

activities in year 2009

PROPOSAL #7: Election of the Members of the Board of         ISSUER             NO              N/A                  N/A

Directors and determination of their term in office

and of their remuneration

PROPOSAL #8: Ratify the independent external auditing        ISSUER             NO              N/A                  N/A

 Company elected by Board of Directors

PROPOSAL #9: Authorize the Members of the Board of            ISSUER             NO              N/A                  N/A

Directors to participate in activities indicated in

the Articles 334 and 335 of the Turkish Trade Code

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANA FINANCIAL GROUP INC, SEOUL

  TICKER:                  N/A                 CUSIP:   Y29975102

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet and income              ISSUER            YES             FOR                  FOR

statement

PROPOSAL #2: Approve the proposed disposition of                ISSUER            YES             FOR                  FOR

retained earnings

PROPOSAL #3: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Election of Jeong Haewang, Jeong                 ISSUER            YES             FOR                  FOR

Kwangsun and Choi Kyungkyu as the External

PROPOSAL #4.2: Election of the Members of Audit                 ISSUER            YES             FOR                  FOR

Committee who are External Directors

PROPOSAL #5: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANESBRANDS INC.

  TICKER:                  HBI                 CUSIP:   410345102

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: LEE A. CHADEN                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BOBBY J. GRIFFIN                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES C. JOHNSON                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JESSICA T. MATHEWS                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J. PATRICK MULCAHY                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RONALD L. NELSON                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD A. NOLL                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANDREW J. SCHINDLER                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANN E. ZIEGLER                                     ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF                          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS HANESBRANDS'

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR

HANESBRANDS' 2010 FISCAL YEAR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HAWAIIAN HOLDINGS, INC.

  TICKER:                  HA                   CUSIP:   419879101

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: GREGORY S. ANDERSON                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: L. TODD BUDGE                                       ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: DONALD J. CARTY                                    ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: MARK B. DUNKERLEY                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LAWRENCE S. HERSHFIELD                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RANDALL L. JENSON                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BERT T. KOBAYASHI, JR.                       ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: CRYSTAL K. ROSE                                    ISSUER            YES        WITHHOLD           AGAINST

PROPOSAL #02: RATIFICATION OF AUDITORS. TO RATIFY              ISSUER            YES             FOR                  FOR

ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR

 ENDING DECEMBER 31, 2010.

PROPOSAL #03: TO APPROVE THE (I) ADDITION OF                       ISSUER            YES         AGAINST           AGAINST

7,300,000 SHARES OF COMMON STOCK TO 2005 STOCK

INCENTIVE PLAN, (II) ADDITION OF A FUNGIBLE SHARE

PROVISION, (III) EXTENSION OF THE 2005 STOCK

INCENTIVE PLAN TERM FROM APRIL 27, 2015 TO FEBRUARY

11, 2020, AND (IV) MATERIAL TERMS OF THE 2005 STOCK

INCENTIVE PLAN FOR PURPOSES OF COMPLYING WITH

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HAYS PLC

  TICKER:                  N/A                 CUSIP:   G4361D109

  MEETING DATE:      11/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the Directors and Auditors                   ISSUER            YES             FOR                  FOR

Reports and the financial statements

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #4.: Re-elect Alistair Cox as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5.: Re-elect Lesley Knox as a Director of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #6.: Re-elect Paul Harrison as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #7.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #8.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors remuneration

PROPOSAL #9.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

ordinary shares in the Company

PROPOSAL #S.10: Authorize the Directors to disapply          ISSUER            YES             FOR                  FOR

pre emption rights

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.12: Authorize the calling of a general            ISSUER            YES             FOR                  FOR

meeting with 14 days clear notice

PROPOSAL #S.13: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #14.: Approve to renew the UK Sharesave                ISSUER            YES             FOR                  FOR

Scheme

PROPOSAL #15.: Approve to renew the International              ISSUER            YES             FOR                  FOR

Sharesave Scheme

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HEALTH MANAGEMENT ASSOCIATES, INC.

  TICKER:                  HMA                 CUSIP:   421933102

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: WILLIAM J. SCHOEN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GARY D. NEWSOME                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KENT P. DAUTEN                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DONALD E. KIERNAN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT A. KNOX                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM E. MAYBERRY, MD                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: VICKI A. O'MEARA                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM C. STEERE, JR.                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R.W. WESTERFIELD, PH.D.                      ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPROVE A PROPOSAL TO AMEND THE                ISSUER            YES             FOR                  FOR

HEALTH MANAGEMENT ASSOCIATES, INC. 1996 EXECUTIVE

INCENTIVE COMPENSATION PLAN, THE SOLE PURPOSE OF

WHICH IS TO EXPAND THE CLASS OF ELIGIBLE PARTICIPANTS

 UNDER THE PLAN TO INCLUDE NON-EMPLOYEE MEMBERS OF

OUR BOARD OF DIRECTORS.

PROPOSAL #03: TO RATIFY THE SELECTION OF ERNST &                ISSUER            YES             FOR                  FOR

YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HEALTHSPRING, INC.

  TICKER:                  HS                   CUSIP:   42224N101

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: BENJAMIN LEON, JR.                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DR. SHARAD MANSUKANI                           ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVAL OF THE HEALTHSPRING, INC.                ISSUER            YES             FOR                  FOR

AMENDED AND RESTATED 2006 EQUITY INCENTIVE PLAN

PROPOSAL #03: RATIFICATION OF THE APPOINTMENT OF KPMG        ISSUER            YES             FOR                  FOR

 LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HEIDRICK & STRUGGLES INTERNATIONAL, INC.

  TICKER:                  HSII               CUSIP:   422819102

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #IA: ELECTION OF DIRECTOR: RICHARD I. BEATTIE      ISSUER            YES             FOR                  FOR

PROPOSAL #IB: ELECTION OF DIRECTOR: ANTONIO BORGES             ISSUER            YES             FOR                  FOR

PROPOSAL #IC: ELECTION OF DIRECTOR: JOHN A. FAZIO               ISSUER            YES             FOR                  FOR

PROPOSAL #II: TO RATIFY THE APPOINTMENT BY THE BOARD         ISSUER            YES             FOR                  FOR

OF DIRECTORS OF KPMG LLP AS THE COMPANY'S INDEPENDENT

 REGISTERED PUBLIC ACCOUNTING FIRM.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HEINEKEN NV

  TICKER:                  N/A                 CUSIP:   N39427211

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.a: Receive the report for the FY 2009               ISSUER             NO              N/A                  N/A

PROPOSAL #1.b: Adopt the financial statements for the        ISSUER            YES             FOR                  FOR

 FY 2009

PROPOSAL #1.c: Approve the appropriation of the                 ISSUER            YES             FOR                  FOR

balance of the income statement in accordance with

Article 12 paragraph 7 of the Company's Articles of

Association

PROPOSAL #1.d: Grand discharge to the Members of the         ISSUER            YES             FOR                  FOR

Executive Board

PROPOSAL #1.e: Grand discharge to the Members of the         ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #2: Approve the acquisition of 100% of the          ISSUER            YES             FOR                  FOR

beer operations of Fomento Economico Mexicano, S.A.B.

 de C.V (FEMSA) via an all share transaction

PROPOSAL #3.a: Authorize the Managing Board, subject         ISSUER            YES             FOR                  FOR

to the approval of the Supervisory Board, to cause

the Company to acquire its own shares for valuable

consideration, up to a maximum number which, at the

time of acquisition, the Company is permitted to

acquire pursuant to the provisions of Section 98,

Subsection 2, of Book 2 of the Netherlands Civil

Code; such acquisition may be effected by means of

any type of contract, including stock exchange

transactions and private transactions; the price must

 lie between the nominal value of the shares and an

amount equal to 110% of the market price; by 'market

price ' is understood the opening price reached by

the shares on the date of acquisition, as evidenced

by the official price list of Euronext Amsterdam NV;

[Authority expires after 18 months commencing on 22

PROPOSAL #3.b: Approve to designate the Managing                ISSUER            YES             FOR                  FOR

Board, subject to the approval of the Supervisory

Board, for a period of 18 months as the body which is

 authorised, to resolve to issue shares to FEMSA [and

 its affiliates] up to a number of shares not

exceeding 86,029,019 shares in exchange for the

transfer by FEMSA of its beer operations [consisting

of all shares of common stock in FEMSA Cerveza held

by FEMSA and its affiliates'] to the Company and

subject to FEMSA [and its affiliates] transferring

43,018,320 of these new shares to Heineken Holding

N.V. in exchange for 43,018,320 new Heineken Holding

N.V. shares to be issued to FEMSA [and its affiliates]

PROPOSAL #3.c: Approve to designate the Managing                ISSUER            YES             FOR                  FOR

Board, subject to the approval of the Supervisory

Board, for a period of 18 months as the body which is

 authorised to resolve to issue shares up to a number

 of shares not exceeding 10% of the number of issued

shares in the capital of the Company; the

authorisation may be used in connection with the

Long-Term Incentive Plan for the Members of the

Executive Board and the Long-Term Incentive Plan for

the Senior Management, but may also serve other

purposes,such as the issue of those of the allotted

shares that will not be repurchased under Resolution

3.a and other acquisitions

PROPOSAL #3.d: Authorize the Executive Board to                 ISSUER            YES             FOR                  FOR

restrict or exclude shareholders pre-emptive rights

PROPOSAL #4: Corporate governance, comply or explain         ISSUER             NO              N/A                  N/A

report

PROPOSAL #5.a: Approve the adjustments to the                     ISSUER            YES         AGAINST           AGAINST

Remuneration Policy for the Executive Board

PROPOSAL #5.b: Approve the related amendment to the          ISSUER            YES         AGAINST           AGAINST

Long Term Incentive Plan for the Executive Board

PROPOSAL #6.a: Appointment of Mr. J.A. Fernandez                ISSUER            YES             FOR                  FOR

Carbajal as a Member of the Supervisory

PROPOSAL #6.b: Appointment of Mr. J.G. Astaburuaga            ISSUER            YES             FOR                  FOR

Sanjines as a Member of the Supervisory

PROPOSAL #6.c: Re-appoint Mr. C.J.A. van Lede as a            ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #6.d: Re-appoint Mr. J.M. de Jong as a                 ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #6.e: Re-appoint Mrs. A.M. Fentener van                ISSUER            YES             FOR                  FOR

Vlissingen as a Member of the Supervisory Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HENDERSON LAND DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y31476107

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Re-elect Dr. Lee Shau Kee as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Re-elect Mr. Colin Lam Ko Yin as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Re-elect Mr. John Yip Ying Chee as a          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.4: Re-elect Mr. Alexander Au Siu Kee as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.5: Re-elect Madam Fung Lee Woon King as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.6: Re-elect Mr. Eddie Lau Yum Chuen as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Re-elect Mr. Leung Hay Man as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Approve the Director's fee at the rate        ISSUER            YES             FOR                  FOR

 of HKD 50,000 per annum for each Director and in the

 case of each Member of the Audit Committee an

additional remuneration at the rate of HKD 250,000

per annum

PROPOSAL #2.: Re-appoint the Auditors and authorize          ISSUER            YES             FOR                  FOR

the Directors to fix their remuneration

PROPOSAL #3.A: Authorize the Directors, during the            ISSUER            YES             FOR                  FOR

Relevant Period [as specified], to repurchase

ordinary shares of HKD 2.00 each in the capital of

the Company on The Stock Exchange of Hong Kong

Limited [Stock Exchange] or on any other Stock

Exchange on which the shares of the Company may be

listed and recognized by the Stock Exchange and the

Securities and Futures Commission for this purpose,

subject to and in accordance with all applicable laws

 and the requirements of the Rules Governing the

Listing of Securities on the Stock Exchange or of any

 other Stock Exchange as amended from time to time;

the aggregate nominal amount of the shares of the

Company to be repurchased pursuant to the approval in

 this resolution, shall not exceed 10% of the

aggregate nominal amount of the share capital of the

Company in issue as at the date of this resolution

and the said approval shall be limited accordingly;

and [Authority expires the earlier of the conclusion

of the next AGM of the Company is required by the

Articles of Association of the Companies or the

Companies Ordinance [Chapter 32 of the laws of Hong

Kong] to be held]

PROPOSAL #3.B: Authorize the Directors, during the            ISSUER            YES         AGAINST           AGAINST

Relevant Period [as specified], to allot, issue and

deal with additional shares of the Company and to

make or grant offers, agreements or options

[including warrants, bonds, debentures, notes and

other securities convertible into shares in the

Company] which would or might require the exercise of

 such powers either during or after the Relevant

Period, provided that the aggregate nominal amount of

 the share capital of the Company to be allotted,

issued and dealt with pursuant to the general mandate

 herein, otherwise than pursuant to: i) a rights

issue [as specified]; or ii) any option scheme or

similar arrangement for the time being adopted for

the grant or issue to the employees of the Company

and/or any of its subsidiaries of shares or rights to

 acquire shares of the Company; or iii) an issue of

shares in the Company upon the exercise of the

subscription rights or conversion rights attaching to

 any warrants or convertible notes which may be

issued by the Company or any of its subsidiaries; or

iv) any scrip dividend pursuant to the Articles of

Association of the Company from time to time, shall

not exceed 20% of the aggregate nominal amount of the

 share capital of the Company in issue as at the date

 of this resolution and the said approval shall be

limited accordingly; and [Authority expires the

earlier of the conclusion of the next AGM of the

Company is required by the Articles of Association of

 the Companies or the Companies Ordinance [Chapter 32

 of the laws of Hong Kong] to be held]

PROPOSAL #3.C: Approve to extend the general mandate         ISSUER            YES         AGAINST           AGAINST

granted to the Directors and for the time being in

force to exercise the powers of the Company to allot,

 issue and deal with any additional shares of the

Company pursuant to Ordinary Resolution 3.B, by the

addition to the aggregate nominal amount of share

capital which may be allotted, issued and dealt with

or agreed conditionally or unconditionally to be

allotted, issued and dealt with by the Directors

pursuant to such general mandate an amount

representing the aggregate nominal amount of the

share capital of the Company repurchased by the

Company pursuant to Ordinary Resolution 3.A, provided

 that such amount does not exceed 10% of the

aggregate nominal amount of the share capital of the

Company at the date of passing this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HENDERSON LAND DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y31476107

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited accounts and the              ISSUER            YES             FOR                  FOR

reports of the Directors and the Auditors for the 18

months ended 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Mr. Lee King Yue as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Re-elect Mr. Li Ning as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Re-elect Mr. Lee Tat Man as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.4: Re-elect Sir Po-shing Woo as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Re-elect Mr. Gordon Kwong Che Keung as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.6: Re-elect Professor Ko Ping Keung as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares

PROPOSAL #5.B: Authorize the Directors to allot new          ISSUER            YES             FOR                  FOR

shares

PROPOSAL #5.C: Authorize the Directors to allot new          ISSUER            YES             FOR                  FOR

shares equal to the aggregate nominal amount of share

 capital purchased by the Company

PROPOSAL #5.D: Approve to increase the authorized              ISSUER            YES         AGAINST           AGAINST

share capital of HKD 10,000,000,000 and authorize a

Director to execute any documents or to do all acts

in relation thereto

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HENDERSON LAND DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y31476107

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Bonus Warrants Issue and            ISSUER            YES             FOR                  FOR

the transactions as contemplated thereunder [as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HENKEL AG & CO. KGAA, DUESSELDORF

  TICKER:                  N/A                 CUSIP:   D32051126

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the annual financial            ISSUER             NO              N/A                  N/A

the consolidated financial statements as endorsed by

the Supervisory Board, and of the Management reports

of Henkel AG & Co. KGaA and of the Group, including

the corporate governance/corporate management and

remuneration reports, the report of the Supervisory

Board for fiscal 2009, and the resolution adopting

the annual financial statements of Henkel AG & CO.

KGaA for fiscal 2009

PROPOSAL #2.: Resolution on the appropriation of                ISSUER             NO              N/A                  N/A

profit

PROPOSAL #3.: Resolution to approve and ratify the            ISSUER             NO              N/A                  N/A

actions of the personally liable partner

PROPOSAL #4.: Resolution to approve and ratify the            ISSUER             NO              N/A                  N/A

actions of the Supervisory Board

PROPOSAL #5.: Resolution to approve and ratify the            ISSUER             NO              N/A                  N/A

actions of the shareholders' Committee

PROPOSAL #6.: Resolution on the appointment of the            ISSUER             NO              N/A                  N/A

Auditors of the annual financial statements and the

consolidated financial statements for fiscal 2010 and

 the examiners for the financial review of interim

reports

PROPOSAL #7.1: Election of Kfm. Johann-Christoph Frey        ISSUER             NO              N/A                  N/A

 as a Member of Supervisory Board

PROPOSAL #7.2: Election of HErrn Dr. Rer. Nat. Kaspar        ISSUER             NO              N/A                  N/A

 Freiher Von Rraun as a Member of Supervisory Board

PROPOSAL #8.: Resolution to approve the remuneration         ISSUER             NO              N/A                  N/A

system for Members of the Management Board

PROPOSAL #9.: Resolution to adopt the amendment of            ISSUER             NO              N/A                  N/A

Article 19(3) Article 20(1) and (4), Article 21(2)

and (3) and Article 23(3) of the Articles of

Association in line with the requirements of the Act

implementing the shareholders' rights directive [ARUG]

PROPOSAL #10.: Resolution to renew authorization to          ISSUER             NO              N/A                  N/A

purchase and appropriate the Corporation's own shares

 [treasurystock] in accordance with Clause 71(1) No.

8 AktG and to exclude the pre-emptive rights of

existing shareholders

PROPOSAL #11.: Resolution to cancel the existing                ISSUER             NO              N/A                  N/A

authorized capital amount and to create a new

authorized capital amount [authorized capital 2010]

for cash contributions with the option of excluding

pre-emptive rights, with corresponding amendments of

the Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HENKEL AG & CO. KGAA, DUESSELDORF

  TICKER:                  N/A                 CUSIP:   D32051126

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Announcement of the resolution of the          ISSUER             NO              N/A                  N/A

AGM of 19 APR 2010 to cancel the existing authorized

capital amount and to create authorized capital

amount [authorized capital 2010] for cash

contributions with the options of excluding pre-

emptive rights, with corresponding amendment of the

Articles of Association as specified

PROPOSAL #2.: Special resolution of the preferred              ISSUER             NO              N/A                  N/A

shareholders pertaining to the resolution of the AGM

of 19 ARP 2010 to cancel the existing authorized

capital amount and to create a new authorized capital

 amount [authorized capital 2010] to be issued for

cash with the option of excluding pre-emptive rights,

 with corresponding amendments of the Articles of

Association, as per the proposed resolution announced

 under Item 1 of this agenda

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HEWITT ASSOCIATES, INC.

  TICKER:                  HEW                 CUSIP:   42822Q100

  MEETING DATE:      1/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JUDSON C. GREEN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL E. GREENLEES                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEVEN P. STANBROOK                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STACEY J. MOBLEY                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF ERNST & YOUNG LLP AS            ISSUER            YES             FOR                  FOR

INDEPENDENT PUBLIC ACCOUNTANTS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HEWLETT-PACKARD COMPANY

  TICKER:                  HPQ                 CUSIP:   428236103

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR : M.L. ANDREESSEN         ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR : L.T. BABBIO, JR.        ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR : S.M. BALDAUF               ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR : R.L. GUPTA                  ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR : J.H. HAMMERGREN         ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR : M.V. HURD                    ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR : J.Z. HYATT                  ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR : J.R. JOYCE                  ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR : R.L. RYAN                    ISSUER            YES             FOR                  FOR

PROPOSAL #IJ: ELECTION OF DIRECTOR : L.S. SALHANY               ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR : G.K. THOMPSON             ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO RATIFY THE APPOINTMENT OF          ISSUER            YES             FOR                  FOR

THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR

 FISCAL YEAR ENDING OCTOBER 31, 2010.

PROPOSAL #03: PROPOSAL TO APPROVE THE AMENDED AND              ISSUER            YES             FOR                  FOR

RESTATED HEWLETT-PACKARD COMPANY 2004 STOCK INCENTIVE

 PLAN.

PROPOSAL #04: PROPOSAL TO CONDUCT AN ANNUAL ADVISORY         ISSUER            YES             FOR                  FOR

VOTE ON EXECUTIVE COMPENSATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITACHI CHEMICAL COMPANY,LTD.

  TICKER:                  N/A                 CUSIP:   J20160107

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITACHI METALS,LTD.

  TICKER:                  N/A                 CUSIP:   J20538112

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITACHI,LTD.

  TICKER:                  N/A                 CUSIP:   J20454112

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HMV GROUP PLC

  TICKER:                  N/A                 CUSIP:   G45278101

  MEETING DATE:      9/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the Directors' and        ISSUER            YES             FOR                  FOR

 Auditors' reports and the statement of accounts for

the 52 weeks ended 25 APR 2009

PROPOSAL #2.: Approve the Directors' Remuneration              ISSUER            YES             FOR                  FOR

Report for the YE 25 APR 2009

PROPOSAL #3.: Declare a final dividend of 5.6p per            ISSUER            YES             FOR                  FOR

Ordinary Share

PROPOSAL #4.: Re-elect Robert Swannell as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Andy Duncan as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Lesley Knox as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Neil Bright as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Auditors until the conclusion of the next AGM at

which accounts are laid before the Company

PROPOSAL #9.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors remuneration

PROPOSAL #10.: Approve to renew the authority to                ISSUER            YES             FOR                  FOR

allot relevant securities conferred on the Directors

by the Company's Articles of Association; [the

'Section 80 prescribed period'] and for such period

the 'Section 80 amount' shall be GBP 950,030.54; and

[Authority expires the earlier of the conclusion of

the next AGM of the Company to be held after the date

 of passing of this resolution or the period ending

PROPOSAL #11.: Authorize the Company, in accordance          ISSUER            YES             FOR                  FOR

with Sections 366 and 367 of the Companies Act 2006

the Company and all Companies that are subsidiaries

at any time during the period for which this

resolution is effective: a] make political donations

to political parties and/or independent candidates

not exceeding GBP 50,000 in total; b] make political

donations to political organizations other than

political parties, not exceeding GBP 50,000 in total;

 and c] incur political expenditure not exceeding GBP

 50,000 in total, [Authority expires the earlier of

the conclusion of the next AGM of the Company to held

 after the date of passing of this resolution or

ending on 03 DEC 2010]

PROPOSAL #S.12: Approve, subject to the passing of            ISSUER            YES             FOR                  FOR

Resolution 10 above, the power to allot equity

securities for cash, which is conferred on the

Directors by Articles 3.6 of the Company's Articles

of Association, as if Section 89[1] of the Companies

Act 1985 did not apply to any such allotment be and

is hereby renewed for the Section 80 prescribed

period [as specified in Resolution 10 above] and for

such period the 'Section 89 amount' shall be GBP

PROPOSAL #S.13: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

the authorities contained in its Articles of

Association, to market purchases [within the meaning

of Section 163[3] of the Companies Act 1985] of up to

 a maximum of 42,358,705 Ordinary Shares of 1p each

provided that: a] the maximum price per Ordinary

Share is not more than 5% above the average middle

market value for an Ordinary Share as derived from

the London Stock Exchange Daily Official List for the

 last 5 business days in respect of which such Daily

Official List is published before the purchase is

made, and the minimum price per Ordinary Share is not

 less than 1p, the maximum and minimum prices being

exclusive of any expenses; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or on 03 DEC 2010]; except in relation to the

 purchase of any Ordinary Shares the contract for

which was concluded before the date of expiry of the

authority and which would or might be completed

wholly or partly after such date

PROPOSAL #S.14: Amend the Articles of Association,            ISSUER            YES             FOR                  FOR

that, with effect from 00.01 a.m. on 01 OCT 2009, by

deleting all the provisions of the Company's

Memorandum of Association which, by virtue of Section

 28 of the Companies Act 2006, are to be treated as

provisions of the Company's Articles of Association,

save for the sentence in Clause 5 of the Company's

Memorandum of Association which states that the

liability of the Members is limited, which shall be

deemed to be incorporated in the Company's Articles

of Association by virtue and Section 28 of the

Companies Act 2006; and approve that, a general

meeting other than an AGM may be called on not less

than 14 clear days' notice, and that the Articles of

Association of the Company be amended accordingly by

the deletion of Article 18.1 of the existing Articles

 of Association and its replacement as specified; an

AGM shall be called by at least 21 clear days' notice

 in writing and any other GM shall be called at least

 14 clear days' notice in writing, such notice to be

given in accordance with Article 41

PROPOSAL #15.: Amend the Incentive Arrangements, the         ISSUER            YES             FOR                  FOR

rules relating to the Performance Conditions [as

specified in the rules of the HMV Group Annual Bonus

Plan [the Annual Bonus Plan] applicable to future

Annual Bonuses awarded under the Annual Bonus Plan as

 specified, and the rules relating to the Performance

 Conditions [as specified in the rules of the HMV

Group Performance Share Plan [the Performance Share

Plan] applicable to future Awards under the

Performance Share Plan as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOGANAS AB

  TICKER:                  N/A                 CUSIP:   W4175J146

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening the AGM and Election of Anders          ISSUER             NO              N/A                  N/A

G. Carlberg as the Chairman of the Board

PROPOSAL #2: Preparing and approving the Voting List         ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approving the agenda                                           ISSUER             NO              N/A                  N/A

PROPOSAL #4: Appointing two people to verify the                ISSUER             NO              N/A                  N/A

minutes

PROPOSAL #5: Consideration of whether the AGM has              ISSUER             NO              N/A                  N/A

been duly convened

PROPOSAL #6: Submission of the Annual Report and                ISSUER             NO              N/A                  N/A

Audit Report, and the Consolidated Financial

Statements and Consolidated Audit Report, including

statements from the Chief Executive Officer and a

statement on the activities of the Board and the

PROPOSAL #7.a: Adopt the income statement and balance        ISSUER            YES             FOR                  FOR

 sheet and the consolidated income statement and

consolidated balance sheet

PROPOSAL #7.b: Approve the appropriation of the                 ISSUER            YES             FOR                  FOR

Company's profits pursuant to the adopted balance

sheet and dividend of SEK 3 per share for the FY

2009, with Thursday 29 APR 2010 as the record date:

if the AGM resolves pursuant to the proposal,

dividends will be scheduled for disbursement from

Euroclear Sweden AB on Tuesday 04 MAY 2010

PROPOSAL #7.c: Grant discharge to the Board Members          ISSUER            YES             FOR                  FOR

and Chief Executive Officer from liability

PROPOSAL #8: Approve the number of Board Members will        ISSUER            YES             FOR                  FOR

 be eight, with no Deputies

PROPOSAL #9: Approve, the Directors' fees will be,            ISSUER            YES             FOR                  FOR

unchanged, SEK 2,100,000, with the Chairman of the

Board receiving SEK 450,000 and other Members elected

 by the AGM but not employed by the group each

receiving SEK 225,000, and the remaining SEK 300,000

payable as remuneration for Committee activities, at

SEK 50,000 each to the two external Board Members in

the Company's Finance Committee and SEK 100,000 to

the Chairman of the Company's Audit Committee and SEK

 50,000 each to the two External Board Members of the

 Audit Committee, with no remuneration payable for

work in the Remuneration Committee

PROPOSAL #10: Re-elect of Anders G. Carlberg, Alrik          ISSUER            YES             FOR                  FOR

Danielson, Peter Gossas, Urban Jansson, Bengt Kjell,

Jenny Linden Urnes, Bernt Magnusson and Erik Urnes as

 the Board of Directors and re-election of Anders G.

Carlberg as the Chairman of the Board

PROPOSAL #11: Approve the Auditors' fees                              ISSUER            YES             FOR                  FOR

PROPOSAL #12: Approve the proposal regarding the                ISSUER            YES             FOR                  FOR

Election Committee, as specified

PROPOSAL #13: Approve the proposal regarding the                ISSUER            YES             FOR                  FOR

guidelines for remunerating the Corporate Management,

 as specified

PROPOSAL #14.a: Authorize the Board of Directors, for        ISSUER            YES             FOR                  FOR

 the period until the next AGM, to decide on the

acquisition of class B treasury shares on NASDAQ OMX

Stockholm, the re-purchase may be conducted so that

the holding of treasury shares amounts to a maximum

of 1/10 of all shares of the Company, the purpose of

the proposed re-purchase option is to give the

company the opportunity to transfer shares to

employees and hedge against costs associated with the

 employee stock option plans 2007 and 2009

PROPOSAL #14.b: Approve the proposal regarding                   ISSUER            YES             FOR                  FOR

transfer of Class B treasury shares due to the

employee stock option plans of 2007 and 2009

PROPOSAL #15: Closing of the AGM                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOMESERVE PLC, WALSALL WEST MIDLANDS

  TICKER:                  N/A                 CUSIP:   G8291Z148

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts         ISSUER            YES             FOR                  FOR

for the YE 31 MAR 2009 and the reports of the

Directors and the Auditors therein

PROPOSAL #2.: Approve the remuneration report for the        ISSUER            YES             FOR                  FOR

 YE 31 MAR 2009

PROPOSAL #3.: Declare the final dividend of 25p per          ISSUER            YES             FOR                  FOR

ordinary share

PROPOSAL #4.: Elect Mr. Morris as a Director [having         ISSUER            YES         AGAINST           AGAINST

been appointed since the last AGM]

PROPOSAL #5.: Re-elect Mr. Florsheim as a Director            ISSUER            YES         AGAINST           AGAINST

who retires by rotation

PROPOSAL #6.: Re-elect Mr. Gibson as a Director who          ISSUER            YES         AGAINST           AGAINST

retires by rotation

PROPOSAL #7.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company and authorize the Directors to fix

their remuneration

PROPOSAL #8.: Authorize the Directors' to allot                 ISSUER            YES             FOR                  FOR

relevant securities be renewed [Section 80]

PROPOSAL #S.9: Authorize the Directors' to allot                ISSUER            YES             FOR                  FOR

equity securities be renewed [Section 89]

PROPOSAL #S.10: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases [within the meaning of Section 163(3) of

the Companies Act 1985] of Ordinary Shares of 12 1/2p

 each of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HONG KONG AIRCRAFT ENGINEERING CO HAECO LTD

  TICKER:                  N/A                 CUSIP:   Y29790105

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.a: Re-elect Christopher Dale Pratt as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.b: Re-elect Michelle Low Mei Shuen as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.c: Re-elect Christopher Patrick Gibbs as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #2.d: Re-elect Peter Andre Johansen as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.e: Re-elect Albert Lam Kwong Yu as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.f: Re-elect David Tong Chi Leung as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #4: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to make on-market share repurchases within the

meaning of the Code on Share Repurchases , during the

 relevant period, not exceeding 10% of the aggregate

nominal amount of the shares in issue at the date of

passing this resolution;  Authority expires the

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM is to be held by law

PROPOSAL #5: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot, issue and deal with additional shares and

to make or grant offers, agreements and options which

 will or might require the exercise of such powers

during or after the end of the relevant period, not

exceeding 20% of the aggregate nominal amount of the

shares in issue at the date of passing this

resolution provided that the aggregate nominal amount

 of the shares so allotted  or so agreed

conditionally or unconditionally to be allotted

pursuant to this resolution wholly for cash shall not

 exceed 5% of the aggregate nominal amount of the

shares in issue at the date of passing this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HONG KONG EXCHANGES AND CLEARING LTD

  TICKER:                  N/A                 CUSIP:   Y3506N139

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Audited Accounts for the YE         ISSUER            YES             FOR                  FOR

31 December 2009 together with the Reports of the

Directors and the Auditor thereon

PROPOSAL #2: Declare a final dividend of HKD 2.09 per        ISSUER            YES             FOR                  FOR

 share

PROPOSAL #3.a: Election of Mr. John Estmond                        ISSUER            YES             FOR                  FOR

Strickland as a Director

PROPOSAL #3.b: Election of Mr. WONG Sai Hung, Oscar          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditor of HKEx and authorize the Directors to fix

their remuneration

PROPOSAL #5: Authorize the Directors of HKEx to                 ISSUER            YES             FOR                  FOR

exercise during the Relevant Period  as hereinafter

defined  to repurchase shares of HKEx on the Stock

Exchange or on any other stock exchange on which the

shares of HKEx may be listed and which is recognised

by the Securities and Futures Commission and the

Stock Exchange for this purpose, subject to and in

accordance with all applicable laws and/or the

requirements of the Rules Governing the Listing of

Securities on The Stock Exchange of Hong Kong Limited

 or of any other stock exchange as amended from time

to time, provided that the aggregate nominal amount

of shares so purchased shall not exceed 10% of the

PROPOSAL #6.A: Approve to determine, the remuneration        ISSUER            YES             FOR                  FOR

 of HKD 500,000 and HKD 350,000 respectively be

payable to the Chairman and each of the other Non-

Executive Directors of HKEx for the period from the

conclusion of each AGM of HKEx to the conclusion of

the AGM of HKEx to be held in the immediately

following year, provided that such remuneration be

payable in proportion to the period of service in the

 case of a Director who has not served the entire

PROPOSAL #6.B: Approve to determine, in addition to          ISSUER            YES             FOR                  FOR

the remuneration of HKD 50,000, an attendance fee of

HKD 2,500 per meeting be payable to the Chairman and

every member  excluding executive Director  of the

Executive Committee, Audit Committee, Remuneration

Committee and Investment Advisory Committee of HKEx

for the period from the conclusion of each AGM of

HKEx to the conclusion of the AGM of HKEx to be held

in the immediately following year, provided that such

 remuneration be payable in proportion to the period

of service in the case of a committee member who has

not served the entire period

PROPOSAL #S.7: Amend the Articles 90(1), 90(1A),                ISSUER            YES         AGAINST           AGAINST

90(2)Article 93, 102, 108(1), 139(3), 142(1), 146,

157 of the Articles of Association of HKEx be deleted

 in their entirety and replaced by the following: as

specified, subject to the written approval of the

Securities and Futures Commission pursuant to Section

 67 of the Securities and Futures Ordinance, the

Articles of Association of HKEx

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HONGKONG & SHANGHAI HOTELS LTD

  TICKER:                  N/A                 CUSIP:   Y35518110

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements and the        ISSUER            YES             FOR                  FOR

 reports of the Directors and Independent Auditor for

 the YE 31 DEC 2009

PROPOSAL #2: Approve to declare a final dividend                ISSUER            YES             FOR                  FOR

PROPOSAL #3.a: Re-election of The Hon. Sir Michael            ISSUER            YES             FOR                  FOR

Kadoorie as a Director

PROPOSAL #3.b: Re-election of Mr. Ian Duncan Boyce as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.c: Re-election of Mr. Robert Chee Siong          ISSUER            YES         AGAINST           AGAINST

Ng as a Director

PROPOSAL #3.d: Re-election of Mr. Patrick Blackwell          ISSUER            YES             FOR                  FOR

Paul as a Director

PROPOSAL #3.e: Re-election of Mr. Peter Camille Borer        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #4: Re-appointment of KPMG as a Auditor of          ISSUER            YES             FOR                  FOR

the Company and to authorize the Directors to fix

their remuneration

PROPOSAL #5: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject to Paragraph of this resolution ate be

unconditionally granted to the Directors of the

Company to exercise during the Relevant Period to

allot, issue and deal with additional shares in the

capital of the Company and to make or grant offers,

agreements, options or warrants which would or might

require to make or grant offers, agreements and

options which would or might require the exercise of

such powers after the end of the Relevant Period; the

 aggregate number of shares in the capital of the

Company allotted or agreed conditionally or CONTD.

PROPOSAL #6: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to repurchase shares or otherwise acquire shares of

HKD 0.50 each in the capital of the Company in

accordance with all applicable laws and the

requirements of the Rules Governing the Listing of

Securities on The Stock Exchange of Hong Kong

Limited, during the relevant period, provided that

the aggregate number of shares in the capital of the

Company so repurchased or otherwise acquired shall

not exceeding 10% of the aggregate nominal amount of

the issued share capital of the Company; and

Authority expires the earlier of the conclusion of

the AGM of the Company or the expiration of the

period within which the next AGM of the Company is to

PROPOSAL #7: Approve the aggregate number of the                ISSUER            YES             FOR                  FOR

shares in the capital of the Company which are

repurchased or otherwise acquired by the Company

pursuant to Resolution 6 shall be added to the

aggregate number of the shares in the capital of the

Company which may be issued pursuant to Resolution 5

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOSKEN CONSOLIDATED INVESTMENTS LTD

  TICKER:                  N/A                 CUSIP:   S36080109

  MEETING DATE:      10/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect M.J.A. Golding as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Re-elect T.G. Govender as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Re-elect M.F. Magugu as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Re-elect J.G. Ngcobo as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Authorize the Directors to re-appoint          ISSUER            YES             FOR                  FOR

PKF Jhb Inc as the Auditors

PROPOSAL #5.: Approve to place the authorize but                ISSUER            YES         AGAINST           AGAINST

unissued shares under the control of the Directors

PROPOSAL #6.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to issue options for cash

PROPOSAL #S.7: Approve to repurchase shares                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOSKEN CONSOLIDATED INVESTMENTS LTD

  TICKER:                  N/A                 CUSIP:   S36080109

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve and ratify, in accordance with        ISSUER            YES             FOR                  FOR

 Section 228 of the Companies Act and the JSE

Listings Requirements, the sale by HCI’s

subsidiary, TIH, of its shares in TSH to Gold Reef in

 exchange for shares in Gold Reef and on the further

terms and conditions as set out in the Exchange

PROPOSAL #O.1: Approve and ratify, in accordance with        ISSUER            YES             FOR                  FOR

 the JSE Listings Requirements, the Category 1

transaction, being the sale by HCI's subsidiary TIH

of its shares in TSH to Gold Reef in exchange for

shares in Gold Reef and on the further terms and

conditions set out in the Exchange Agreement

PROPOSAL #O.2: Authorize each of the Directors of the        ISSUER            YES             FOR                  FOR

 Company to do all things, perform all acts and sign

all documentation necessary to effect the

implementation of the resolutions adopted at this

general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HSBC HOLDINGS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G4634U169

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual accounts and reports         ISSUER            YES             FOR                  FOR

of the Director's and of the Auditor for the YE 31

DEC 2009

PROPOSAL #2.: Approve the Director's remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3.a: Re-elect R. A. Fairhead as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.b: Re-elect M. F. Geoghegan as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.c: Re-elect S. K. Green as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.d: Re-elect G. Morgan as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.e: Re-elect N. R. N. Murthy as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.f: Re-elect S. M. Robertson as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.g: Re-elect J. L. Thornton as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.h: Re-elect Sir Brian Williamson as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.: Re-appoint KPMG Audit PLC as the                   ISSUER            YES             FOR                  FOR

Auditor at remuneration to be determined by the Group

 Audit Committee

PROPOSAL #5.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

and for the purposes of Section 551 of the Companies

Act 2006 [the Act] Company to allot shares in the

Company and to grant rights to subscribe for, or to

convert any security into, shares in the Company up

to an aggregate nominal amount of GBP 100,000 [in the

 form of 10,000,000 Non-cumulative Preference Shares

of GBP 0.01 each], EUR 100,000 [in the form of

10,000,000 non-cumulative preference shares of EUR

0.01 each], USD 85,500 [in the form of 8,550,000 Non-

Cumulative Preference Shares of USD 0.01 each] and

USD 1,742,319,000 [in the form of 3,484,638,000

ordinary shares of USD 0.50 each in the capital of

the Company [Ordinary Shares] [the latter being equal

 to approximately 20 per cent of the nominal amount

of Ordinary Shares of the Company in issue at the

latest practicable date prior to the printing of the

Notice of this Meeting]; provided that this authority

 shall be limited so that, otherwise than pursuant

to: (a) a right issue or other issue the subject of

an offer or invitation, open for acceptance for a

period fixed by the Directors, to: i) holders of

Ordinary Shares where the shares respectively

attributable to the interests of all holders of

Ordinary Shares are proportionate [or as nearly as

may be] to the respective number of Ordinary Shares

held by them; and ii) holders of Securities, Bonds,

Debentures or Warrants which, in accordance with the

rights attaching thereto, are entitled to participate

 in such a rights issue or other issue or as the

Directors consider necessary, but subject to such

exclusions or other arrangements as the Directors may

 deem necessary or expedient in relation to record

dates, fractional entitlements or securities

represented by depositary receipts or having regard

to any restrictions, obligations, practical or legal

problems under the laws of or the requirements of any

 regulatory body or Stock Exchange in any territory

or otherwise howsoever, or (b) the terms of any Share

 Plan for employees of the Company or any of its

subsidiary undertakings; or (c) any scrip dividend

scheme or similar arrangements implemented in

accordance with the Articles of Association of the

Company; or (d) the allotment of up to 10,000,000

Non-cumulative Preference Shares of GBP 0.01 each,

10,000,000 Non-cumulative Preference Shares of EUR

0.01 each and 8,550,000 Non-cumulative Preference

Shares of USD 0.01 each in the capital of the

Company, the nominal amount of shares to be allotted

or rights to subscribe for, or to convert any

security into, shares to be granted by the Directors

pursuant to this authority wholly for cash shall not

in aggregate exceed USD 435,579,750 [being equal to

approximately 5% of the Ordinary Shares of the

Company in issue at the latest practical date prior

to the printing of the Notice of this Meeting]

[Authority expires at the conclusion of the AGM of

the Company to be held in 2011]  and the Directors

may allot shares or grant rights to subscribe for, or

 to convert any security into, shares [as the case

PROPOSAL #S.6: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 5 as specified, pursuant to

 Section 570 of the Companies Act 2006 [the Act] to

allot equity securities [within the meaning of

Section 560 of the Act] [disapplying the statutory

pre-exemption rights 561(1) of the Act]; [Authority

expires at the conclusion of the AGM of the Company

to be held in 2011] save that this authority shall

allow the Company before the expiry of this power to

make offers or agreements which would or might

require equity securities to be allotted after such

expiry and the Directors may allot equity securities

in pursuance of such offers or agreements as if the

power conferred hereby had not expired

PROPOSAL #S.7: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company as specified: (a) by deleting Article

55.2 in its entirely and renumbering the remainder of

 Article 55 accordingly; (b) by inserting into

Article 55.2 [as renumbered pursuant to this

Resolution] the words include such statements as are

required by the Act and shall in any event so that

Article 55.2 shall begin as specified (c) by deleting

 from Article 60.1 the words the same day in the next

 week at the same time and place, or to such other

day and substituting therefore the words such day

[being not less than ten clear days after the

original meeting] so that Article 60.1 reads as

specified; (d) by inserting into Article 73.3 the

words, subject to the Act, and deleting the words ,

on a poll, so that Article 73.3 as specified; (e) by

deleting Article 74 in its entirely and renumbering

Articles 75, 76 and 77 accordingly; (f) by inserting

into Article 76 [as renumbered pursuant to paragraph

(e) of this Resolution] the following new Article

76.2 to 76.4; and (g) by inserting a new Article 77

PROPOSAL #8: Approve the amendment to the trust deed         ISSUER            YES             FOR                  FOR

and rules of the HSBC Holding UK Share Incentive Plan

 [UK SIP] [as specified] to extend the termination

date of the UK SIP from 29 MAY 2010 to 28 MAY 2020

and authorize the Directors to do whatever may be

necessary or expedient to carry the amended UK SIP

into effect including making such changes as may be

necessary or expedient to secure the approval of HM

Revenue & Customs under Schedule 2 to the Income Tax

[Earning and pension] Act 2003; and to establish for

the benefit of non-United Kingdom resident employees

of the Company or of any of its direct or indirect

subsidiaries such further all-employee share

incentive plans as the Directors shall from time to

time consider appropriate, provided that; i) any such

 further plans are based on or similar to the UK SIP

or any part or parts thereof but with such variations

 as the Directors may consider necessary or

desirable, taking into account local tax, exchange

control and securities laws in relevant overseas

countries or territories; and  ii) where Ordinary

Shares of USD 0.50 each in the capital of the Company

 [Ordinary Shares] made available under such further

plans are newly issued such Ordinary Shares shall be

counted against to overall limit applicable to the

Company's Employee Share Plans, and so that for this

purpose establishing a plan also includes

participating in any plan established or operated by

any direct or indirect subsidiary or establishing or

participating in a sub-plan or adopting such other

method or approach as the Directors consider

appropriate to achieve the relevant objectives

PROPOSAL #S.9: Approve, that the Company General                ISSUER            YES             FOR                  FOR

Meetings [other than AGMs] being called on a minimum

of 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HSN, INC

  TICKER:                  HSNI               CUSIP:   404303109

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: GREGORY R. BLATT                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL C. BOYD                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: P. BOUSQUET-CHAVANNE                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM COSTELLO                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES M. FOLLO                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MINDY GROSSMAN                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEPHANIE KUGELMAN                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ARTHUR C. MARTINEZ                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THOMAS J. MCINERNEY                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN B. (JAY) MORSE                             ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF ERNST &            ISSUER            YES             FOR                  FOR

YOUNG LLP AS OUR INDEPENDENT REGISTERED CERTIFIED

PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING

DECEMBER 31, 2010.

PROPOSAL #03: TO APPROVE THE HSN, INC. EMPLOYEE STOCK        ISSUER            YES             FOR                  FOR

 PURCHASE PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUMANA INC.

  TICKER:                  HUM                 CUSIP:   444859102

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: DAVID A. JONES,          ISSUER            YES             FOR                  FOR

JR.

PROPOSAL #1B: ELECTION OF DIRECTOR: FRANK A. D'AMELIO        ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: W. ROY DUNBAR               ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: KURT J. HILZINGER        ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: MICHAEL B.                   ISSUER            YES             FOR                  FOR

MCCALLISTER

PROPOSAL #1F: ELECTION OF DIRECTOR: WILLIAM J.                   ISSUER            YES             FOR                  FOR

MCDONALD

PROPOSAL #1G: ELECTION OF DIRECTOR: WILLIAM E.                   ISSUER            YES             FOR                  FOR

MITCHELL

PROPOSAL #1H: ELECTION OF DIRECTOR: DAVID B. NASH,            ISSUER            YES             FOR                  FOR

M.D.

PROPOSAL #1I: ELECTION OF DIRECTOR: JAMES J. O'BRIEN         ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: MARISSA T.                   ISSUER            YES             FOR                  FOR

PETERSON

PROPOSAL #1K: ELECTION OF DIRECTOR: W. ANN REYNOLDS,         ISSUER            YES             FOR                  FOR

PH.D.

PROPOSAL #02: THE RATIFICATION OF THE APPOINTMENT OF         ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUNTSMAN CORPORATION

  TICKER:                  HUN                 CUSIP:   447011107

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: PETER R. HUNTSMAN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WAYNE A. REAUD                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALVIN V. SHOEMAKER                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: RATIFY THE APPOINTMENT OF DELOITTE &              ISSUER            YES             FOR                  FOR

TOUCHE LLP AS HUNTSMAN CORPORATION'S INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING

 DECEMBER 31, 2009.

PROPOSAL #3: APPROVE THE AMENDMENT AND RESTATEMENT OF        ISSUER            YES             FOR                  FOR

 THE HUNTSMAN STOCK INCENTIVE PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUNTSMAN CORPORATION

  TICKER:                  HUN                 CUSIP:   447011107

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: NOLAN D ARCHIBALD                                ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: H WILLIAM LICHTENBERGER                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: M ANTHONY BURNS                                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS HUNTSMAN CORPORATION'S

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE

 YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUTCHISON WHAMPOA LTD, HONG KONG

  TICKER:                  N/A                 CUSIP:   Y38024108

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the statement of                 ISSUER            YES             FOR                  FOR

audited accounts and reports of the Directors and

Auditor for the YE 31 DEC 2009

PROPOSAL #2: Declare the final dividend                                ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-election of Li Tzar Kuoi, Victor as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.2: Re-election of Frank John Sixt as a            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.3: Re-election of Michael David Kadoorie         ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.4: Re-election of George Colin Magnus as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.5: Re-election of Margaret Leung Ko May          ISSUER            YES         AGAINST           AGAINST

Yee as a Director

PROPOSAL #4: Appointment of the Auditor and authorize        ISSUER            YES             FOR                  FOR

 the Directors to fix the Auditor's remuneration

PROPOSAL #5.1: Approve to give a general mandate to          ISSUER            YES             FOR                  FOR

the Directors to issue additional shares

PROPOSAL #5.2: Approve the purchase by the Company of        ISSUER            YES             FOR                  FOR

 its own shares

PROPOSAL #5.3: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

in Ordinary Resolution 5.1

PROPOSAL #6: Approve the entering into of the CKH              ISSUER            YES             FOR                  FOR

Master Agreement and to empower the Directors to

approve acquisition of CKH Connected Debt Securities

subject to and in accordance with the prescribed

terms and conditions

PROPOSAL #7: Approve the entering into of the HSE              ISSUER            YES             FOR                  FOR

Master Agreement and to empower the Directors to

approve acquisition of HSE Connected Debt Securities

subject to and in accordance with the prescribed

terms and conditions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYNIX SEMICONDUCTOR INC

  TICKER:                  N/A                 CUSIP:   Y3817W109

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Financial Statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Election of J.K.Kim, O.C. Oh, M.C.Kim           ISSUER            YES             FOR                  FOR

(EXTERNAL) J.S.Park, K.J.Baek, I.P.Jeon, B.H.Han,

J.B.Choi, B.T.Jung, J.Y.Song, H.J.Ki  as the Directors

PROPOSAL #4: Election of (External) Gapjong Baek,              ISSUER            YES             FOR                  FOR

Jaeyong Song, Changho Kim as the Outside Directors

who is an Audit Committee Members

PROPOSAL #5: Approve the remuneration of a Director           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  I-CABLE COMMUNICATIONS LTD

  TICKER:                  N/A                 CUSIP:   Y38563105

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the financial statements and the          ISSUER            YES             FOR                  FOR

reports of the Directors and the Auditors for the FYE

 31 DEC 2009

PROPOSAL #2.a: Re-election of Mr. William J. H. Kwan         ISSUER            YES             FOR                  FOR

as a Director, who retires

PROPOSAL #2.b: Re-election of Mr. Paul Y. C. Tsui as         ISSUER            YES             FOR                  FOR

a Director, who retires

PROPOSAL #3: Re-appointment of KPMG as the Auditors          ISSUER            YES             FOR                  FOR

of the Company and authorize the Directors to fix

their remuneration

PROPOSAL #4: Authorize the Directors for share                   ISSUER            YES             FOR                  FOR

repurchases by the Company

PROPOSAL #5: Authorize the Directors for issue of              ISSUER            YES             FOR                  FOR

shares

PROPOSAL #6: Approve the addition of repurchased                ISSUER            YES             FOR                  FOR

securities to the share issue general mandate as

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ICAP PLC

  TICKER:                  N/A                 CUSIP:   G46981117

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for            ISSUER            YES             FOR                  FOR

the FYE 31 MAR 2009, together with the reports of the

 Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend of 12.35p per         ISSUER            YES             FOR                  FOR

ordinary share for the FYE 31 MAR 2009 be paid to all

 holders of ordinary shares on the register of

members of the Company at the close of business on 17

 JUL 2009 in respect of all ordinary shares then

registered in their names, save that in the event

that the scrip dividend offer made by the Company on

12 JUN 2009 subsequently becomes unconditional in all

 respects no such cash dividend shall [save as

provided in such scrip dividend offer] be paid on

ordinary shares in respect of which a valid

acceptance of such scrip dividend offer shall have

been received by the Company prior to 5.00 pm on 31

PROPOSAL #3.: Re-elect Mr. Michael Spencer as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #4.: Re-elect Mr. Mark Yallop as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company for the FYE 31 MAR 2010

PROPOSAL #6.: Authorize the Directors to set the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors of the Company

PROPOSAL #7.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FYE 31 MAR 2009

PROPOSAL #8.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company from GBP 90 million to

GBP 110 million by the creation of 200 million

ordinary shares of 10p each identical to and ranking

pari passu with the existing authorized but unissued

shares of 10p each in the capital of the Company

PROPOSAL #9.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 80 of the Companies Act 1985 the

Company to allot relevant securities [Section 80(2)

of the said Act] up to an aggregate nominal amount of

 GBP 21,591,197; comprising equity securities

[section 94 of the Act] up to an aggregate nominal

amount [when added to any allotments made under this

resolution] of GBP 43,182,394 in connection with or

pursuant to an offer or invitation by way of a rights

 issue in favour of holders of ordinary shares in

proportion [as nearly as practicable] to the

respective number of ordinary shares held by them on

the record date for such allotment and holders of any

 other class of equity securities entitled to

participate therein or if the directors consider it

necessary, as permitted by the rights of those

securities, but subject to such exclusions or other

arrangements as the Directors may consider necessary

or appropriate to deal with fractional entitlements,

Treasury Shares, record dates or legal, regulatory or

 practical difficulties which may arise under the

laws of, or the requirements of any regulatory body

or stock exchange in, any territory or any other

matter whatsoever; [Authority expires at the

conclusion of the AGM for 2010 [or, if earlier, on 15

 OCT 2010]; and the Directors may allot relevant

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

 such expiry; authority shall be in substitution for

and shall replace any existing authority pursuant to

the said Section 80, to the extent not utilized at

PROPOSAL #S.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 9, pursuant to Section

95(1) of the Act to: allot equity securities [Section

 94 of the said Act] for cash pursuant to the

authority conferred by Resolution 9, to sell relevant

 shares [Section 94(5) of the Act] held by the

Company as treasury shares [as provided for in

Section 94(3A) of the Act] [Treasury Shares] for cash

 [Section 162D(2) of the Act], disapplying the

statutory pre-emption rights [Section 89(1)];

provided that this power is limited to the allotment

of equity securities and the sale of Treasury Shares:

 i) in connection with or pursuant to an offer or

invitation [but in the case of the authority granted

under Resolution 9, by way of rights issue only] in

favour of ordinary shareholders and ii) up to an

aggregate nominal amount of GBP 3,238,679; [Authority

 expires at the conclusion of the AGM of the Company

for 2010 [or, if earlier, on 15 OCT 2010]; and the

Company may allot equity securities after the expiry

of this authority in pursuance of such an offer or

PROPOSAL #S.11: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

and in accordance with Section 166 of the Companies

Act, to make market purchases [Section 163(3) of such

 act] of up to 64,773,593 ordinary shares in the

capital of the Company, at a minimum price, exclusive

 of expenses, which may be paid for any amount equal

to the nominal value of each share and up to 105% of

the average market value for such shares derived from

 the London Stock Exchange Daily Official List, for

the 5 business days preceding the date of purchase;

[Authority expires at the conclusion of the next AGM

of the Company for 2010 [or, if, sooner, on 15 OCT

2010]; and the Company, before the expiry, may make a

 contract to purchase ordinary shares which will or

may be executed wholly or partly after such expiry

PROPOSAL #12.: Authorize the Company's and those                ISSUER            YES             FOR                  FOR

companies which are subsidiaries of the Company at

any time during the period for which this resolution

has effect be authorized for the purposes of Part 14

of the Companies Act 2006 to: a) make political

donations to political parties or independent

election candidates; b) make political donations to

political organizations other than political parties;

 and c) incur political expenditure provided that the

 aggregate amount of any such donations and

expenditure shall not exceed GBP 100,000 during the

period beginning with the date of the passing of this

 resolution; [Authority expires at the conclusion of

the Company's AGM in 2010 for the purposes of this

resolution], the terms political donations,

independent election candidates, political

organizations and political expenditure have the

meanings set out in Part 14 of the Companies Act 2006

PROPOSAL #13.: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to exercise the powers conferred on them by the

Company's Articles of Association as they may from

time to time be varied so that, to the extent and in

the manner determined by the Directors, the holders

of ordinary shares in the Company be permitted to

elect to receive new ordinary shares in the Company

credited as fully paid, in lieu of the whole or any

part of any cash dividend [including interim

dividends] declared by the Company in general meeting

 or paid by the Directors on or before 14 JUL 2014;

and to capitalize an amount equal to the aggregate

nominal value of the new ordinary shares of the

Company to be allotted pursuant to any elections made

 as aforesaid out of the amounts standing to the

credit of the Company's reserve accounts [including

any share premium account and capital redemption

reserve] or to the credit of the Company's profit and

 loss account [in each case, whether or not such

amounts are available for distribution], as the

Directors may determine, and to apply such sum in

paying up ordinary shares in the Company in full and

to allot such ordinary shares to the shareholders in

the Company validly making such elections in

accordance with their respective entitlements

PROPOSAL #S.14: Authorize the Company to hold general        ISSUER            YES             FOR                  FOR

 meetings on not less than 14 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IDBI BANK LTD

  TICKER:                  N/A                 CUSIP:   Y40172119

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009, the profit and loss account

for the YE on that date together with the Director's

report and the Auditor's report thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri. Subhash Tuli as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #S.4: Authorize the Board of Directors,                ISSUER            YES             FOR                  FOR

pursuant to Section 224A and other applicable

provisions, if any, of the Companies Act, 1956, the

Banking Regulation Act, 1949 and Memorandum and

Articles of Association of Company, to appoint the

Statutory Auditor[s] of the Bank for the FY 2009-2010

 as approved by Government Of India/ Reserve Bank of

India for such remuneration as the Board of Directors

 may fix

PROPOSAL #5.: Appoint Dr. Y. S. P. Thorat as a                   ISSUER            YES             FOR                  FOR

Director of the IDBI Bank Limited, liable to retire

by rotation

PROPOSAL #6.: Re-appoint Shri. K. Narasimha Murthy as        ISSUER            YES             FOR                  FOR

 a Director of the IDBI Bank Limited, liable to

retire by rotation

PROPOSAL #7.: Re-appoint Shri. Hira Lal Zutshi as a          ISSUER            YES             FOR                  FOR

Director of the IDBI Bank Limited, liable to retire

by rotation

PROPOSAL #8.: Appoint Dr. Sailendra Narain as a                 ISSUER            YES             FOR                  FOR

Director of the IDBI Bank Limited, liable to retire

by rotation

PROPOSAL #9.: Acknowledge the renomination of Smt.            ISSUER            YES             FOR                  FOR

Lila Firoz Poonawalla as a Director of IDBI Bank Ltd

till 01 AUG 2011 or until further orders, whichever

is earlier, by Govt. of India vide notification F.No

7/2/2008-BO.I dated 04 FEB 2009, in terms of Article

116[1][d] of the Articles of Association of the Bank

PROPOSAL #10.: Acknowledge the renomination of Shri.         ISSUER            YES             FOR                  FOR

Girish Chandra Chaturvedi. Additional Secretary

[Financial Services], Govt. of India as the

Government Nominee Director of IDBI Bank Limited with

 effect from 14 MAY 2009 till further orders by Govt.

 of India vide notification F.No 24/4/2002/IF-1 dated

 14 MAY 2009, in terms of Article 116[1][c] of the

Articles of Association of the Bank

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IDEMITSU KOSAN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J2388K103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint Accounting Auditors                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ILUKA RES LTD

  TICKER:                  N/A                 CUSIP:   Q4875J104

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Mr Wayne Osborn as a                     ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 16.4

 of the Company's Constitution

PROPOSAL #2: Election of Mr Stephen Turner as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 16.4

 of the Company's Constitution

PROPOSAL #3: Re-election of Mr Gavin Rezos as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 17.2

 of the Company's Constitution

PROPOSAL #4: Adopt the remuneration report of the              ISSUER            YES             FOR                  FOR

Company for YE 31 DEC 2009 as set out on Pages 6 to

17 of the Company's 2009 annual report

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMPERIAL OIL LTD

  TICKER:                  N/A                 CUSIP:   453038408

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors for ensuing year

PROPOSAL #2.1: Election of K.T. [Krystyna] Hoeg as a         ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.2: Election of B.H. [Bruce] March as a            ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.3: Election of J.M. [Jack] Mintz as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.4: Election of R.C. [Robert] Olsen as a          ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.5: Election of D.S. [David] Sutherland as        ISSUER            YES             FOR                  FOR

 a Director for the ensuing year

PROPOSAL #2.6: Election of S.D. [Sheelagh] Whittaker         ISSUER            YES             FOR                  FOR

as a Director for the ensuing year

PROPOSAL #2.7: Election of  V.L. (Victor) Young as a         ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #3.: Other business                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INABATA & CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J23704109

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Amendments to Large-scale Purchase                ISSUER            YES         AGAINST           AGAINST

Countermeasures and Continuation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INCHCAPE PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G47320174

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements of                ISSUER            YES             FOR                  FOR

Company for the FYE 31 DEC 2009 together with the

reports of the Directors and Auditors thereon

PROPOSAL #2: Approve the Board report on remuneration        ISSUER            YES             FOR                  FOR

 set out on Pages 68 to 74 of the Company's annual

report and accounts for the FYE 31 DEC 2009

PROPOSAL #3: Election of Alison Cooper as a Director         ISSUER            YES             FOR                  FOR

of the Company, who has been appointed as a Director

of the Company since the last AGM of the Company

PROPOSAL #4: Election of John McConnell as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who has been appointed as a Director

 of the Company since the last AGM of the Company

PROPOSAL #5: Election of Nigel Northridge as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who has been appointed as a

Director of the Company since the last AGM of the

Company

PROPOSAL #6: Re-appoint PricewaterhouseCoopers LLP,          ISSUER            YES             FOR                  FOR

as the Auditors of the Company to hold office until

the conclusion of the next general meeting at which

accounts are laid before the Company

PROPOSAL #7: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to determine the Auditors' remuneration

PROPOSAL #8: Approve, subject to and conditional upon        ISSUER            YES             FOR                  FOR

 the admission of the New Ordinary Shares (as defined

 below) to the Official List of the United Kingdom

Listing Authority and to trading on the London Stock

Exchange's main market for listed securities becoming

 effective, each of the ordinary shares of one penny

each in the capital of the Company (the Existing

Ordinary Shares) which at 5.00 p.m. on 14 MAY 2010

are shown in the books of the Company to be in issue

or held in treasury shall be consolidated into

ordinary shares of 10 pence each in the capital of

the Company (the New Ordinary Shares) on the basis of

 10 Existing Ordinary Shares being consolidated into

one New Ordinary Share, each New Ordinary Share

having the same rights as the Existing Ordinary

Shares, provided that: (A) where such consolidation

PROPOSAL #CONTD: CONTD results in any member being            ISSUER             NO              N/A                  N/A

entitled to a fraction of a New Ordinary Share, such

fraction shall, so for as possible, be aggregated

with the fractions of a New Ordinary Shares to which

other members of the Company may be entitled; and (b)

 authorize the Directors of the Company to sell (or

appoint any other person to sell to any person), on

behalf of the relevant members, all the New Ordinary

Shares representing such fractions at the best price

reasonably obtainable to any person, and to

distribute the proceeds of sale (net of expenses) in

due proportion among the relevant members entitled

thereto (save that any fraction of a penny which

would otherwise be payable shall be rounded up or

down in accordance with the usual practice of the

registrar of the Company, and save the Company may

PROPOSAL #CONTD: CONTD the net proceeds of sale of            ISSUER             NO              N/A                  N/A

such New Ordinary Shares representing such fractions

where the individual amount of net proceeds to which

any member is entitled is less than GBP 5.00); and

authorize any Director of the Company (or any person

appointed by the Directors of the Company) to execute

 an instrument of transfer in respect of such New

Ordinary Shares on behalf of the relevant members and

 to do all acts and things the Directors consider

necessary or expedient to effect the transfer of such

 shares to, or in accordance with the Directions of,

any buyer of any such shares

PROPOSAL #9: Authorize the Board, generally and                 ISSUER            YES             FOR                  FOR

unconditionally, in substitution for all subsisting

authorities to allot shares in the Company and to

grant rights to subscribe for or to convert any

security into shares in the Company: Up to a nominal

amount of GBP 15,346,731 (such amount to be reduced

by the nominal amount allotted or granted under

paragraph (B) below in excess of such sum); and b)

comprising equity securities (Section 560(1) of the

Companies Act 2006) up to a nominal amount of GBP

30,693,462 (such amount to be reduced by any

allotments or grants made under paragraph (A) above)

in connection with an offer by way of a rights issue;

 i) to ordinary shareholders in proportion (as nearly

 as may be practicable) to their existing holdings;

and ii) to holder of other equity securities as

required by the rights of those securities or as the

Board otherwise consider necessary; CONTD

PROPOSAL #CONTD: CONTD and so that the Board may                ISSUER             NO              N/A                  N/A

impose any limits or restrictions  and make any

arrangements which it considers necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in or under the laws of, any

territory or any other matter;  Authority expires at

the earlier of the next AGM or on 13 AUG 2011 ; and

that the Company may make offers and enter into

agreements which would, or might, require shares to

be allotted or rights to subscribe for or concert

securities into shares to be granted after the

authority ends and the Board may allot shares or

grant rights to subscribe for or  convert securities

into shares, under any such offer or agreement as if

the authority had not ended

PROPOSAL #S.10: Authorize the Board, subject to the          ISSUER            YES             FOR                  FOR

passing of Resolution 9, to allot equity securities

(as defined in the Companies Act 2006) for cash under

 the authority given by that resolution and/or to

sell ordinary shares held by the Company as treasury

shares for cash as if Section 561 of the Companies

Act 2006 did not apply to any such allotment or sale,

 such power to be limited: (A) to the allotment of

equity securities and sale of treasury shares for

cash in connection with an offer of, or invitation to

 apply for, equity securities (but in the case of the

 authority granted under Paragraph (B) of Resolution

9, by way of a rights issue only: (i) to ordinary

shareholders in proportion (as nearly as may be

practicable) to their existing holdings; and (ii) to

holders of other equity securities, as required by

CONTD

PROPOSAL #CONTD: CONTD the rights of those securities        ISSUER             NO              N/A                  N/A

 or, as the Board otherwise considers necessary, and

so that the Board may impose any limits or

restrictions and make any arrangements which it

considers necessary or appropriate to deal with

treasury shares, fractional entitlements, record

dates, legal, regulatory or practical problems in, or

 under the laws of, any territory or any other

matter; and (B) in the case of the authority granted

under Paragraph (A) of Resolution 9 and/or in the

case of any sale of treasury shares for cash, to the

allotment (otherwise than under Paragraph (A) above)

of equity securities or sale of treasury shares up to

 a nominal amount of GBP 2,315,447;  Authority

expires the earlier of the conclusion of the next AGM

 of the Company or 13 AUG 2011 ; and the Directors

PROPOSAL #CONTD: CONTD securities after the expiry of        ISSUER             NO              N/A                  N/A

 this authority in pursuance of such an offer or

agreement made prior to such expiry

PROPOSAL #S.11: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006 to

make one or more market purchases (as defined in

Section 693(4) of the Companies Act 2006) of the

ordinary shares in the Company (Ordinary Shares) such

 power to be limited: (A) to a maximum number of (i)

460,401,932 Ordinary Shares of one penny each; or

(ii) (if Resolution 8 is passed) 46,040,193 Ordinary

Shares of 10 pence each, as applicable; (b) by the

condition that the minimum price which may be paid

for an Ordinary shares is the nominal amount of that

share and the maximum price which may be paid for an

Ordinary Shares is the highest of: (i) an amount

equal to 5% above the average market value of an

Ordinary Shares for the five business days

immediately preceding the day on which that Ordinary

Share is contracted to be CONTD

PROPOSAL #CONTD: CONTD purchased; and (ii) the higher        ISSUER             NO              N/A                  N/A

 of the price of the last independent trade and the

highest current independent bid on the trading venues

 where the purchase is carried out, in each case,

exclusive of expenses;  Authority expires the earlier

 of the conclusion of the next AGM of the Company or

13 AUG 2011 ; the Company, before the expiry, may

make a contract to purchase ordinary shares which

will or may be executed wholly or partly after such

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company, by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 Companies Act 2006, are to be treated

as provisions of the Company's Articles of

Association; and the Articles of Association as

specified be adopted as the Articles of Association

of the Company in substitution for, and to the

exclusion of, the existing Articles of Association

PROPOSAL #S.13: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDEPENDENT NEWS AND MEDIA PLC

  TICKER:                  N/A                 CUSIP:   G4755S126

  MEETING DATE:      11/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: approve to remove Dr. Brian

J. Hillery from his office as the Chairman of the

Company in accordance with Section 182 of the

Companies Act 1963 with immediate effect

PROPOSAL #2.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: appoint a new Senior

Independent Director with immediate effect

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDEPENDENT NEWS AND MEDIA PLC

  TICKER:                  N/A                 CUSIP:   G4755S126

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve that, subject to the                        ISSUER            YES         AGAINST           AGAINST

satisfaction of the following conditions [the defined

 terms listed below shall bear the same meanings as

ascribed to them in the Memorandum] [and subject to

the provisions as to the waiver of such conditions

set out in paragraph 10 below] on or before the First

 Equity Issue Date, the New Bank Facilities having

been executed and being conditional only on the

implementation of the Restructuring and the Principal

 Restructuring Documents having been executed;

various consents, regulatory approvals and

confirmations having been obtained; the continuation

of the Standstill Period; the Company having convened

 the Share Capital EGM to consider the Share Capital

Resolutions and the Rights Issue Resolution; the

agreement of the Irish Takeover Panel being obtained

that all or any of the Bondholders would not be

obliged under Rule 9 of the Irish Takeover Rules to

make a mandatory offer, or if they were so obliged,

the Irish Takeover Panel having granted an

unconditional waiver of any such obligation; no

regulatory impediments to the implementation of the

Restructuring having arisen and not having been

addressed; and no legal proceedings having been

issued which materially restrict the rights attached

to, or require any disposal of, the First Company

Shares [as defined in this resolution below] or which

 delay, or would be likely to delay, completion of

the Restructuring beyond 30 DEC 2009; such entity as

may be nominated to holders of the Bonds by the Ad

Hoc Committee [as defined below] on or before the

date of this Meeting is with immediate effect

appointed as the agent and nominee of the Bondholders

 [the Nominee] for the purposes set out in the

remainder of this Extraordinary Resolution and on the

 basis that: all the acts and omissions of the

Nominee shall be deemed to have the benefit of

protective provisions equivalent to those contained

in the Trust Deed and afforded to the Trustee

[including, without limitation, the provisions

regulating the duties of, and providing for the

remuneration, indemnification and exculpation of the

Trustee], as if references in those provisions to

Trustee were to Nominee; authorize and direct the

Nominee to concur in, and execute and do, in addition

 to those specifically referred to in this

Extraordinary Resolution, all other deeds,

instruments, acts and things which may be necessary

or appropriate or which the Nominee is instructed by

the Ad Hoc Committee to carry out and give effect to

this Extraordinary Resolution and implement the

Proposal [as the same may be varied or amended in

accordance with this resolution below] and to concur

with the Ad Hoc Committee and the Company, and

thereby authorize on behalf of the Bondholders, any

such amendments and variations to the implementation

of the Proposal as are authorized by the Ad Hoc

Committee pursuant to this resolution; to delegate

the performance of any of its actions or authorities

pursuant to this Extraordinary Resolution to one or

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDEPENDENT NEWS AND MEDIA PLC

  TICKER:                  N/A                 CUSIP:   G4755S126

  MEETING DATE:      11/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: approve to revoke the

ordinary resolution adopted by the members on 12 JUN

2009 empowering the Directors to allot and issue

relevant securities for the purposes of Section 20 of

 the Companies [Amendment] Act 1983

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDEPENDENT NEWS AND MEDIA PLC

  TICKER:                  N/A                 CUSIP:   G4755S126

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to dispose the Group's entire          ISSUER            YES             FOR                  FOR

shareholding in INM Outdoor [the Disposal] for gross

sale proceeds of ZAR 1,100 million [approximately EUR

 98 million]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDEPENDENT NEWS AND MEDIA PLC

  TICKER:                  N/A                 CUSIP:   G4755S126

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company

PROPOSAL #2.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

relevant securities up to the amount equal to the

authorized but unissued share capital of the Company

PROPOSAL #S.3: Grant authority to dis-apply pre-                ISSUER            YES             FOR                  FOR

emption rights

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDEPENDENT NEWS AND MEDIA PLC

  TICKER:                  N/A                 CUSIP:   G4755S126

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Director's report         ISSUER            YES             FOR                  FOR

and the financial statements for the YE 31 DEC 2009

and the independent Auditor's report

PROPOSAL #2.A: Re-election of Gavin O'Reilly as                 ISSUER            YES             FOR                  FOR

Directors who retire in accordance with the Articles

of Association and, being eligible

PROPOSAL #2.B: Re-election of Baroness Margaret Jay          ISSUER            YES             FOR                  FOR

as Directors who retire in accordance with the

Articles of Association and, being eligible

PROPOSAL #2.C: Re-election of Frank Murray as                     ISSUER            YES             FOR                  FOR

Directors who retire in accordance with the Articles

of Association and, being eligible

PROPOSAL #2.D: Re-election of Brian Hillery as                   ISSUER            YES             FOR                  FOR

Directors who retire in accordance with the Articles

of Association and, being eligible

PROPOSAL #2.E: Election of Lothar Lanz as Directors          ISSUER            YES             FOR                  FOR

who retire in accordance with the Articles of

Association and, being eligible

PROPOSAL #2.F: Election of Bengt Braun as Directors          ISSUER            YES             FOR                  FOR

who retire in accordance with the Articles of

Association and, being eligible

PROPOSAL #3: Approve the aggregate ordinary                        ISSUER            YES             FOR                  FOR

remuneration permitted to be paid to the Directors in

 accordance with Article 76 of the Company's Articles

 of Association be and is hereby fixed at an amount

not exceeding EUR 700,000 per annum

PROPOSAL #4: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #5: Receive and consider the report of the          ISSUER            YES             FOR                  FOR

remuneration committee on Director's remuneration for

 the YE 31 DEC 2009

PROPOSAL #6: Approve that, conditionally and                       ISSUER            YES             FOR                  FOR

immediately upon the admission of the new ordinary

shares as defined in paragraph c  below to the

official list of the Irish Stock Limited and the

Official List maintained by the UK Listing Authority

and to trading on the respective main markets for

listed securities of the Irish Stock Exchange Limited

 and the London Stock Exchange plc becoming effective

 by 8.00am on 14 JUN 2010  or such later time and/or

date as the Directors may determine ;  a  each of the

 authorized ordinary shares of EUR 0.05 each  the

Existing Ordinary Shares  that at 6.00 p.m. on 11 JUN

 2010 or such other time and date as the Directors of

 the Company may determine   the Consolidation Record

 Time  are shown in the books of the Company as

unissued shall be consolidated into new ordinary

shares of EUR 0.35 each in CONT ..

PROPOSAL #CONT: ..CONT capital of the Company the              ISSUER             NO              N/A                  N/A

Unissued new Ordinary Shares , provided that, where

such consolidation would otherwise result in a

fraction of an Unissued new Ordinary Share, the

number of existing ordinary shares that would

otherwise constitute such fraction shall be cancelled

 pursuant to section 68 1  e  of the Companies Act

1963; b  all existing ordinary shares that are in

issue at the Consolidation Record Time shall be

consolidated into new ordinary shares of EUR 0.35

each in the capital of the Company  the New Ordinary

Shares , provided that, where such consolidation

would otherwise result in any member being entitled

to a fraction of a New Ordinary Share, such fraction

shall, so far as possible, be aggregated and

consolidated with the fractions of a New Ordinary

Share to which other member of the Company would

PROPOSAL #CONT: ..CONT otherwise be entitled into New        ISSUER             NO              N/A                  N/A

 Ordinary Shares and the Directors of the Company be

authorized to sell or appoint any other person to

sell  to any person, on behalf of the relevant

members, all the New Ordinary Shares representing

such fractions at the best price reasonably

obtainable, and to retain the proceeds of sale net of

 expenses  for the benefit of the Company, and that

any Director of the Company or any person appointed

by the Directors of the Company  be authorized to

executive an instrument of transfer in respect of

such shares on behalf of the relevant members and to

do all acts and things the Directors consider

necessary or desirable to effect the transfer of such

 shares to, or in accordance with the Directors of ,

any buyer of any such shares;  c  each  if any  of

the issued Existing Ordinary Shares that cannot be

PROPOSAL #CONT: ..CONT consolidated into a New                   ISSUER             NO              N/A                  N/A

Ordinary Share shall be, immediately acquired by the

Company from the members otherwise entitled thereto

for no consideration pursuant to section 41 2  of the

 Companies amendment  Act 1983 and that any Director

of the Company or any person appointed by the

Directors of the Company  be authorized to execute an

 and to do all acts and things that the Directors

consider necessary or desirable to effect the

acquisition of such shares

PROPOSAL #7: Authorize the Board of Directors for the        ISSUER            YES             FOR                  FOR

 purposes of Section 20 of the Companies Amendment

Act 1983 the 1983 Act , the Directors be authorized

to allot and issue relevant securities including,

without limitation, ordinary shares of EUR 0.05 each

in the capital of the Company and, upon Resolution 6

becoming effective in accordance with its terms,

ordinary shares of EUR 0.35 each in the capital of

the Company and including any shares purchased by the

 Company pursuant to the provisions of the Companies

Act 1990 and held as treasury shares  pursuant to and

 in accordance with Article 6 of the Articles of

Association of the Company and the maximum amount of

relevant securities which may be allotted under this

authority shall be the authorized but as yet CONT..

PROPOSAL #CONT: ..CONT unissued share capital of the         ISSUER             NO              N/A                  N/A

Company as at the close of business on the date of

passing of this resolution, the authority hereby

conferred shall, subject to Article 6 of the Articles

 of Association of the Company, expire on the earlier

 of the date of the next AGM of the Company after the

 passing of this resolution and 2 SEP 2011, unless

previously revoked or renewed in accordance with the

provisions of the 1983 Act

PROPOSAL #S.8: Approve that subject to and contingent        ISSUER            YES             FOR                  FOR

 upon the passing of Resolution 6, of the purposes of

 Section 24 of the Companies  Amendment  Act 1983

the1983 Act , the Directors be empowered to allot and

 issue equity securities including, without

limitation, ordinary shares of EUR 0.05 each in the

capital of the Company and, upon resolution 5

becoming effective in accordance with its terms,

ordinary shares of EUR 0.35 each in the capital of

the Company and including any shares purchased by the

 Company pursuant to the provisions of the Companies

Act 1990 and held as treasury shares  for cash

pursuant to and in accordance with and subject to the

 terms and conditions set out in Article 6 of the

Articles of Association of the Company and that such

date as is referred to in Article 6 c   ii  shall be

2 JUN 2010, CONT..

PROPOSAL #CONT: ..CONT the power hereby conferred              ISSUER             NO              N/A                  N/A

shall expire at the close of business on the earlier

of the date of the next AGM of the Company after the

passing this resolution and 2 SEP 2011, unless

previously revoked or renewed in accordance with the

provisions of the 1983 Act

PROPOSAL #S.9: Approve the Company and/or subsidiary         ISSUER            YES             FOR                  FOR

being a body corporate as referred to in the European

 Communities Public Limited Company Subsidiaries

Regulation 1997  of the Company be generally

authorized to make market purchases  as defined by

Section 212 of the Companies Act 1990 the 1990 Act

of shares of any class of the Company on such terms

and conditions and in such manner as the Directors

may from time to time determine in accordance with

and subject to the provisions of the 1990 Act, and

Article 3 A  of the Articles of Association of the

Company;  b  the re-issue price range at which any

treasury shares as defined by section 209 of the 1990

 Act  for the time being held by the Company may be

re-issued off market shall be the price range set out

 in Article 3 A  of the Articles of Association of

the Company; CONT..

PROPOSAL #CONT: ..CONT  c  the authorities hereby              ISSUER             NO              N/A                  N/A

conferred shall expire at the close of business on

the earlier of the date of the next AGM of the

Company after the passing of this resolution and 2

DEC 2011 unless, in any such case, previously revoked

 or renewed in accordance with the provisions of the

1990 Act

PROPOSAL #S.10: Approve the subject to compliance              ISSUER            YES             FOR                  FOR

with all applicable provisions of the Companies Acts

1963 to 2009, the Directors of the Company be and are

 hereby generally and unconditionally authorized to

call a general meeting, other than an AGM and a

meeting for the passing of a special resolution, on

not less than 14 days' notice, the authority hereby

conferred shall expire at the conclusion of the next

AGM of the Company held after the date of the passing

 of this resolution unless previously renewed, varied

 or revoked by the Company in general meeting

PROPOSAL #S.11: Approve that a  the share capital of         ISSUER            YES             FOR                  FOR

the Company be reduced by the cancellation of 878,

775, 439 deferred shares of EUR 0.25 each which have

not been taken or agreed to be taken by any person

and the memorandum of association of the Company be

amended by deleting the first sentence of clause 5

and substituting therefor the following sentence; the

 share capital of the Company is EUR 230, 306, 140.25

 divided into 4,606, 122, 805 ordinary shares of EUR

0.05 each;  b  the regulations contained in the

document produced at the meeting and market A by the

Chairman of the purposes of identification be and are

 hereby approved as the Articles of Association of

the Company in substitution for, and to the exclusion

 of, the existing Articles of Association of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIAN BANK

  TICKER:                  N/A                 CUSIP:   Y39228112

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and adopt the balance sheet of          ISSUER            YES             FOR                  FOR

the Bank as at 31 MAR 2010 and the Profit and Loss

Account for the YE on that date, the report of the

Board of Directors on the working and activities of

the Bank for the period covered by the Accounts and

the Auditors' report on the balance sheet and accounts

PROPOSAL #2: Declare the dividends for the YE 31 MAR         ISSUER            YES             FOR                  FOR

2010, if any

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIAN OVERSEAS BANK, CHENNAI

  TICKER:                  N/A                 CUSIP:   Y39282119

  MEETING DATE:      7/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet of the Bank as at 31 MAR 2009, profit and loss

account of the Bank for the YE 31 MAR 2009, the

report of the Board of Directors on the working and

activities of the Bank for the period covered by the

accounts and the Auditors' report on the balance

sheet and accounts

PROPOSAL #2.: Declare a dividend for the FY 2008-09           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDOFOOD SUKSES MAKMUR TBK

  TICKER:                  N/A                 CUSIP:   Y7128X128

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors on the activities and financial results of

the Company for the YE 31 DEC 2009

PROPOSAL #2: Approval the Company's balance sheet and        ISSUER            YES             FOR                  FOR

 income statement for the YE 31 DEC 2009

PROPOSAL #3: Approve to determine the use of net                ISSUER            YES             FOR                  FOR

profit of the Company for the YE 31 DEC 2009

PROPOSAL #4: Approve to determine the remuneration of        ISSUER            YES             FOR                  FOR

 all members of the Board of Commissioners and

Members of the Directors of the Company

PROPOSAL #5: Appointment of the Public Accountant of         ISSUER            YES             FOR                  FOR

the Company and authorize the Board of Directors to

determine the fees and other terms of engagement of

the Public Accountant

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSTRIA DE DISENO TEXTIL INDITEX SA

  TICKER:                  N/A                 CUSIP:   E6282J109

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the annual accounts                     ISSUER            YES             FOR                  FOR

[Balance Sheet, Profit and Loss Account,

Shareholders' Equity Statement, Cash Flow Statement

and Annual Report] and the Management report of

Industria de Diseno Textil, S.A. [Inditex, S.A.] for

fiscal 2008 [ended 31 JAN 2009], laid by the Board of

 Directors at its meeting held on 24 MAR 2009 and

PROPOSAL #2.: Approval of the annual accounts                     ISSUER            YES             FOR                  FOR

[Balance Sheet, Profit and Loss Account,

Shareholders' Equity Statement, Cash Flow Statement

and Annual Report] and the consolidated Management

report of the Inditex Group for fiscal 2008 [ended 31

 JAN 2009], laid by the Board of Directors at its

meeting held on 24 MAR 2009 and signed by all the

Directors; approval of the Management of the Board of

 Directors of Industria de Diseno Textil, S.A.

PROPOSAL #3.: Approval of the proposed distribution          ISSUER            YES             FOR                  FOR

of the income of fiscal 2008 [ended 31 JAN 2009], in

the amount of six hundred and eighty-three millions,

three hundred and forty four thousand euros, to be

distributed as specified, it is thus resolved to pay

the shares with the right to dividends the gross

amount of one Euro and five cents [1.05 Euros] per

share; having the gross amount of fifty-five Euro

cents [0.55 Euros] been paid last 04 MAY 2009 as

interim dividend, it is thus resolved to pay the

shares with a right to dividends, a supplementary

dividend in the gross amount of fifty Euro cents

[0.50 Euros] per share, remaining amount to add up to

 the total dividend; this supplementary dividend

shall be paid to shareholders as of 02 NOV 2009,

through those entities linked to the Spanish Central

Securities Depositary, in charge of the Register of

Securities and the Clearing and Settlement of all

trades [Iberclear] where they have their shares

PROPOSAL #4.A: Approval of the re-election of Mr.              ISSUER            YES         AGAINST           AGAINST

Carlos Espinosa de los Monteros Bernaldo de Quiros,

whose particulars are already recorded with the

Companies Register, as Member of the Board of

Directors for the five-year term provided in the

Articles of Association, as from the date of this AGM

PROPOSAL #4.B: Approval of the re-election of Mr.              ISSUER            YES         AGAINST           AGAINST

Francisco Luzon Lopez, whose particulars are already

recorded with the Companies Register, as Member of

the Board of Directors for the five-year term

provided in the Articles of Association, as from the

date of this AGM

PROPOSAL #5.: To appoint the current Auditors of the         ISSUER            YES             FOR                  FOR

Company, KPMG Auditores, S.L., with registered

address in Madrid, at 95, Paseo de la Castellana, and

 holder of the Spanish Tax Identification Number

[Spanish C.I.F] ES B-78510153, registered with the

Official Register of Auditors under number S0702, as

Auditors of the Company to review the annual accounts

 and the Management reports of the Company and the

consolidated ones of the Inditex Group, for the term

commencing on 01 FEB 2009 and ending on 31 JAN 2010

PROPOSAL #6.: Authorization to the Board of                        ISSUER            YES         AGAINST           AGAINST

Directors, so that, in accordance with the provisions

 of Article 75 et seq. of the [Spanish] Corporation

Act, it may proceed to the derivative acquisition of

its own shares, either directly or through any

subsidiaries in which the Company is the controlling

Company, observing the legal limits and requirements

and under the following conditions: a] methods of

acquisition: the acquisition shall be done through

purchase and sale, exchange or dation in payment; b]

maximum number of shares to be acquired: shares with

a nominal value which, added to that of those shares

already in the possession of the Company, directly or

 indirectly, do not exceed 10% of the share capital;

c] maximum and minimum prices: the minimum price of

acquisition of the shares shall be their nominal

value and the maximum price shall be up to 105% of

their market value at the date of purchase; d]

duration of the authorization: five [5] years from

the date of this resolution; for the purposes of the

provisions of the last Paragraph of Article 75.1 of

the [Spanish] Corporation Act, it is hereby stated

that the shares acquired hereunder may be allocated

by the Company, inter alia, to be handed out to the

Employees or Managers of the Company either directly

or as a result of the exercise of any option rights

they might hold under the remuneration plans for the

staff of the Company or its Group approved by the AGM

 of Shareholders; this authorization supersedes and

cancels the authorization approved by the general

meeting of shareholders held on 15 JUL 2008

PROPOSAL #7.: Delegation to the Board of Directors,          ISSUER            YES             FOR                  FOR

expressly empowering it to be substituted by the

Executive Committee or by any of its Members, as well

 as to any other person expressly authorized for

these purposes by the Board, of the necessary powers

as wide as required in law for the correction,

development and implementation, at the time that it

considers most appropriate, of each of the

resolutions passed in this AGM; in particular, to

empower the Chairman of the Board of Directors, Mr.

Amancio Ortega Gaona, the First Deputy Chairman and

Chief Executive Officer, Mr. Pablo Isla Alvarez de

Tejera and the Secretary of the Board, Mr. Antonio

Abril Abadin so that, any of them, jointly and

severally, without distinction and as widely as is

necessary in Law, may carry out whatever actions are

appropriate to implement the resolutions passed in

this general meeting in order to record them in the

Companies register and in any other registries,

including, in particular and amongst other powers,

that of appearing before a Notary Public to execute

the public deeds and notary's certificates that are

necessary or expedient for such purpose, correct,

rectify, ratify, construe or supplement the

agreements and execute any other public or private

document that is necessary or appropriate so that the

 resolutions passed are implemented and fully

registered, without the need for a new resolution of

the AGM, and to proceed to the mandatory filing of

the individual and consolidated annual accounts with

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INFORMA PLC, ST HELIER

  TICKER:                  N/A                 CUSIP:   G4770C106

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Directors accounts for the          ISSUER            YES             FOR                  FOR

YE DEC 2009 and the Auditors

PROPOSAL #2: Re-elect Mr Derek Mapp as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Mr Peter Rigby as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Re-elect of Mr Adam Walker as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect of Dr Pamela Kirby as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect of Mr John Davis as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect of Dr Brendan O'Neill as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Approve the Directors remuneration report      ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #10: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #11: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Approve the disapplication preemption        ISSUER            YES             FOR                  FOR

 rights

PROPOSAL #S.13: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ING GROEP NV

  TICKER:                  N/A                 CUSIP:   N4578E413

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening remarks and announcements                  ISSUER             NO              N/A                  N/A

PROPOSAL #2.A: Strategy                                                            ISSUER             NO              N/A                  N/A

PROPOSAL #2.B: Approval of a resolution of the                   ISSUER            YES             FOR                  FOR

Executive Board regarding an important change of the

identity or the character of the Company or the

enterprise.

PROPOSAL #3.: Authorization to issue ordinary shares         ISSUER            YES             FOR                  FOR

and to exclude the pre-emptive rights: it is proposed

 to appoint the Executive Board as the corporate body

 authorized, upon approval of the Supervisory Board,

to adopt a resolution to issue, within the limits set

 by the authorized share capital, such number of

ordinary shares as will be needed to raise an amount

of up to seven billion five hundred million euros

[EUR 7,500,000,000] and to exclude applicable pre-

emptive rights. The maximum shares forming part of

the authorized share capital as it currently exists,

taking into account any authorizations already in

force. Pursuant to this authorization ordinary shares

 may be issued without pre-emption rights of existing

 shareholders. However, holders of existing ordinary

shares, other than Stichting ING Aandelen [ING Trust

Office], and holders of existing bearer depositary

receipts will be granted similar rights to subscribe

for depositary receipts for ordinary shares

exercisable subject to applicable securities laws and

 regulations. This authorization applies to the

period ending on 27 OCT 2010 and does not supersede

the authorization granted by the General Meeting of

27 APR 2009. The latter authorization shall therefore

 continue in full effect, insofar unused.

PROPOSAL #4.: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INGERSOLL-RAND PLC

  TICKER:                  IR                   CUSIP:   G47791101

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: A.C. BERZIN                  ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: J. BRUTON                      ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: J.L. COHON                    ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: G.D. FORSEE                  ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: P.C. GODSOE                  ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: E.E. HAGENLOCKER         ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: C.J. HORNER                  ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: M.W. LAMACH                  ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: T.E. MARTIN                  ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: O.R. SMITH                    ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: R.J. SWIFT                    ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: T.L. WHITE                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVAL OF AN ADVISORY PROPOSAL                   ISSUER            YES             FOR                  FOR

RELATING TO THE COMPANY'S EXECUTIVE PAY-FOR-

PERFORMANCE COMPENSATION POLICIES.

PROPOSAL #03: APPOINTMENT OF INDEPENDENT AUDITORS AND        ISSUER            YES             FOR                  FOR

 AUTHORIZATION OF AUDIT COMMITTEE OF THE BOARD TO FIX

 THE AUDITORS' REMUNERATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INGRAM MICRO INC.

  TICKER:                  IM                   CUSIP:   457153104

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ADOPTION OF THE DECLASSIFICATION                   ISSUER            YES             FOR                  FOR

AMENDMENT.

PROPOSAL #1B: REMOVAL OF EACH OF THE DIRECTORS OF THE        ISSUER            YES             FOR                  FOR

 COMPANY WITHOUT CAUSE SUCH THAT THE TERMS OF ALL

DIRECTORS EXPIRE AT THE 2010 ANNUAL MEETING.

ELECTION OF DIRECTOR: HOWARD I. ATKINS*                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LESLIE STONE HEISZ*                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN R. INGRAM*                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ORRIN H. INGRAM II*                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DALE R. LAURANCE*                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LINDA FAYNE LEVINSON*                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL T. SMITH*                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GREGORY M.E. SPIERKEL*                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOE B. WYATT*                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ORRIN H. INGRAM II**                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL T. SMITH**                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GREGORY M.E. SPIERKEL**                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOE B. WYATT**                                     ISSUER            YES             FOR                  FOR

PROPOSAL #03: RATIFICATION OF SELECTION OF                          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM OF THE CURRENT YEAR.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INNOPHOS HOLDINGS, INC.

  TICKER:                  IPHS               CUSIP:   45774N108

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: GARY CAPPELINE                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: AMADO CAVAZOS                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RANDOLPH GRESS                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LINDA MYRICK                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KAREN OSAR                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN STEITZ                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEPHEN M. ZIDE                                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE SELECTION OF                   ISSUER            YES             FOR                  FOR

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010

PROPOSAL #03: APPROVAL OF THE 2010 EXECUTIVE,                     ISSUER            YES             FOR                  FOR

MANAGEMENT AND SALES INCENTIVE PLAN OF INNOPHOS, INC

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INSIGHT ENTERPRISES, INC.

  TICKER:                  NSIT               CUSIP:   45765U103

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: BENNETT DORRANCE                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL M. FISHER                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT F. WOODS                                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF KPMG LLP          ISSUER            YES             FOR                  FOR

AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FOR THE YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INSMED INCORPORATED

  TICKER:                  INSM               CUSIP:   457669208

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: KENNETH G. CONDON, MBA                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEINAR J. ENGELSEN, MD                      ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE SELECTION OF ERNST         ISSUER            YES             FOR                  FOR

& YOUNG LLP AS THE INDEPENDENT AUDITORS FOR INSMED

FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTEGRAL SYSTEMS, INC.

  TICKER:                  ISYS               CUSIP:   45810H107

  MEETING DATE:      2/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN M. ALBERTINE                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES B. ARMOR, JR.                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALAN W. BALDWIN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PAUL G. CASNER, JR.                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM F. LEIMKUHLER                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BRUCE L. LEV                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R. DOSS MCCOMAS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BONNIE K. WACHTEL                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE ACTION OF THE AUDIT                 ISSUER            YES             FOR                  FOR

COMMITTEE OF THE BOARD OF DIRECTORS IN APPOINTING

KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR THE 2010 FISCAL YEAR.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERDIGITAL, INC.

  TICKER:                  IDCC               CUSIP:   45867G101

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JEFFREY K. BELK                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT S. ROATH                                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: AMENDMENT OF THE ARTICLES OF                          ISSUER            YES             FOR                  FOR

INCORPORATION AND BYLAWS TO PROVIDE FOR THE ANNUAL

ELECTION OF DIRECTORS AND ADOPT CERTAIN IMMATERIAL

CHANGES TO THE ARTICLES OF INCORPORATION.

PROPOSAL #03: RATIFICATION OF PRICEWATERHOUSECOOPERS         ISSUER            YES             FOR                  FOR

LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING

FIRM OF INTERDIGITAL, INC. FOR THE YEAR ENDING

DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERNATIONAL BUSINESS MACHINES CORP.

  TICKER:                  IBM                 CUSIP:   459200101

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: A.J.P. BELDA                ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: C. BLACK                       ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: W.R. BRODY                    ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: K.I. CHENAULT               ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: M.L. ESKEW                    ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: S.A. JACKSON                ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: A.N. LIVERIS                ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: W.J. MCNERNEY, JR.      ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: T. NISHIMURO                ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: J.W. OWENS                    ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: S.J. PALMISANO             ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: J.E. SPERO                    ISSUER            YES             FOR                  FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: S. TAUREL                      ISSUER            YES             FOR                  FOR

PROPOSAL #1N: ELECTION OF DIRECTOR: L.H. ZAMBRANO               ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF APPOINTMENT OF                       ISSUER            YES             FOR                  FOR

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PROPOSAL #03: STOCKHOLDER PROPOSAL ON EXECUTIVE             SHAREHOLDER        YES         AGAINST               FOR

COMPENSATION ANNUAL INCENTIVE PAYOUT

PROPOSAL #04: STOCKHOLDER PROPOSAL ON CUMULATIVE           SHAREHOLDER        YES         AGAINST               FOR

VOTING

PROPOSAL #05: STOCKHOLDER PROPOSAL ON NEW THRESHOLD      SHAREHOLDER        YES         AGAINST               FOR

FOR CALLING SPECIAL MEETINGS

PROPOSAL #06: STOCKHOLDER PROPOSAL ON ADVISORY VOTE      SHAREHOLDER        YES         AGAINST               FOR

ON EXECUTIVE COMPENSATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERNATIONAL GAME TECHNOLOGY

  TICKER:                  IGT                 CUSIP:   459902102

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE A STOCK OPTION EXCHANGE                ISSUER            YES             FOR                  FOR

PROGRAM FOR ELIGIBLE EMPLOYEES AS DESCRIBED IN IGT'S

PROXY STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERNATIONAL GAME TECHNOLOGY

  TICKER:                  IGT                 CUSIP:   459902102

  MEETING DATE:      3/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: PAGET L. ALVES                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PATTI S. HART                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT A. MATHEWSON                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THOMAS J. MATTHEWS                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT J. MILLER                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: FREDERICK B. RENTSCHLER                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID E. ROBERSON                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PHILIP G. SATRE                                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS IGT'S INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR

 ENDING SEPTEMBER 30, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERNATIONAL PAPER COMPANY

  TICKER:                  IP                   CUSIP:   460146103

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: DAVID J. BRONCZEK        ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: LYNN LAVERTY                ISSUER            YES             FOR                  FOR

ELSENHANS

PROPOSAL #1C: ELECTION OF DIRECTOR: JOHN V. FARACI             ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: STACEY J. MOBLEY         ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: JOHN L. TOWNSEND,        ISSUER            YES             FOR                  FOR

 III

PROPOSAL #1F: ELECTION OF DIRECTOR: WILLIAM G. WALTER        ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: J. STEVEN WHISLER        ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF DELOITTE & TOUCHE LLP          ISSUER            YES             FOR                  FOR

AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR 2010.

PROPOSAL #03: AMEND ARTICLE I OF THE COMPANY'S BY-             ISSUER            YES             FOR                  FOR

LAWS REGARDING SPECIAL SHAREOWNERS MEETINGS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERNATIONAL PERSONAL FINANCE PLC, LEEDS

  TICKER:                  N/A                 CUSIP:   G4906Q102

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's annual report and         ISSUER            YES             FOR                  FOR

Audited financial statements for the FYE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Approve to declare a final dividend of          ISSUER            YES             FOR                  FOR

3.4p per share on the ordinary shares of 10p each in

respect of the YE 31 DEC 2009, payable on 21 MAY 2010

 to the holders of such ordinary shares on the

register of Members of the Company on 16 APR 2010

PROPOSAL #4: Election of John Lorimer as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #5: Election of Edyta Kurek as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #6: Re-elect of David Broadbent as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7: Re-elect of Nick Page as a Director of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #8: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 LLP as the Auditors of the Company to hold office

until the conclusion of the next general meeting at

which accounts are laid before the Company

PROPOSAL #9: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors' remuneration

PROPOSAL #10: Authorize the Directors pursuant to and        ISSUER            YES             FOR                  FOR

 in accordance with Section 551 of the Companies Act

2006 to allot shares in the Company or to grant

rights to subscribe for or convert any security into

shares in the Company; up to a nominal amount of GBP

8,500,000  such amount to be reduced by the nominal

amount allotted or granted under the resolution ;

comprising equity securities  as defined in Section

560 1  of the Companies Act 2006  up to a nominal

amount of GBP 17,000,000  after deducting from such

limit any shares issued under the resolution in

connection with an offer by the way of a rights

issue; to ordinary shareholders in proportion to

their existing holdings and; to holders of other

equity securities as required by the rights CONTD.

PROPOSAL #S.11: Authorize the Directors pursuant to          ISSUER            YES             FOR                  FOR

Section 570 of the Companies Act 2006 to allot equity

 securities  as specified in Section 560(1) of the

Companies Act 2006 for cash pursuant to the general

authority conferred by Resolution 10 and/or sell

ordinary shares held by the Company as treasury

shares for cash, including where the allotment is

treated as an allotment of equity securities under

Section 560 2  b  of the Companies Act 2006, as if

Section 561 1  of the Companies Act 2006 did not

apply to such allotment or sale, provided that this

power shall be limited; to the allotment of equity

securities and sale of treasury shares for cash in

connection with an offer of, or invitation to apply

for, equity securities  but in case of the authority

PROPOSAL #S.12: Authorize the Company for the purpose        ISSUER            YES             FOR                  FOR

 of Section 701 of the Companies Act 2006 to make one

 or more market purchases  as defined in Section 693

4  of the Companies Act 2006  of its own ordinary

shares of 10p each  ordinary shares  provided that;

the Company may not purchase more than 25,721,700

ordinary shares; the minimum price which the Company

may pay for each ordinary share is the nominal value;

 the maximum price  excluding expenses which the

Company may pay for each ordinary share is 5% over

the average of the middle-market price of an ordinary

 share, based on the London Stock Exchange Daily

Official List, for the 5 business days immediately

before the day on which the Company agrees to

PROPOSAL #13: Authorize the Directors to establish            ISSUER            YES             FOR                  FOR

the International Personal Finance PLC of the Company

 Share Option Plan  the CSOP , a copy of the draft

rules of which has been produced to the meeting and

initialed by the Chairman for the purpose of

identification and a summary of the main provisions

of which is set out in Appendix 2 to the letter to

shareholders dated 12 MAR 2010, including making such

 amendments to the draft rules and taking such

actions may be necessary to ensure that the CSOP is

approved by the HM Revenue & Customs

PROPOSAL #14: Authorize the Directors to establish            ISSUER            YES             FOR                  FOR

the International Personal Finance PLC Deferred Share

 Plan  the DSP , a copy of the draft rules of which

has been produced to the meeting and initialed by the

 Chairman for the purpose of identification and a

summary of the main provisions of which is set out in

 Appendix 3 to the letter to shareholders dated 12

MAR 2010 and; to establish schedules to, or further

share plans based on, the Deferred Share Plan but

modified to take account of local tax, exchange

control or securities laws in overseas territories,

provided that any shares made available under any

such schedules or further plans are treated as

counting against the limits on individual and overall

 participation in the DSP

PROPOSAL #S.15: Adopt the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company be amended by deleting all the provisions

 of the Company's Memorandum of Association which, by

 virtue of Section 28 of the Companies Act 2006, are

to be treated as provisions of the Company's Articles

 of Association and; the Articles of Association

produced to the meeting and initialed by the Chairman

 for the purpose of identification be adopted as the

Articles of Association of the Company in

substitution for, and to the exclusion of, the

existing Articles of Association

PROPOSAL #S.16: Approve that the general meeting                ISSUER            YES             FOR                  FOR

other than an annual general meeting may be called on

 not less than 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERPUBLIC GROUP OF COMPANIES, INC.

  TICKER:                  IPG                 CUSIP:   460690100

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: REGINALD K. BRACK        ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: JOCELYN CARTER-           ISSUER            YES             FOR                  FOR

MILLER

PROPOSAL #1C: ELECTION OF DIRECTOR: JILL M. CONSIDINE        ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: RICHARD A.                   ISSUER            YES             FOR                  FOR

GOLDSTEIN

PROPOSAL #1E: ELECTION OF DIRECTOR: MARY J. STEELE            ISSUER            YES             FOR                  FOR

GUILFOILE

PROPOSAL #1F: ELECTION OF DIRECTOR: H. JOHN GREENIAUS        ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: WILLIAM T. KERR           ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: MICHAEL I. ROTH           ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: DAVID M. THOMAS           ISSUER            YES             FOR                  FOR

PROPOSAL #02: CONFIRM THE APPOINTMENT OF                              ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR 2010

PROPOSAL #03: SHAREHOLDER PROPOSAL ON SPECIAL                 SHAREHOLDER        YES         AGAINST               FOR

SHAREHOLDER MEETINGS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERTEK GROUP PLC

  TICKER:                  N/A                 CUSIP:   G4911B108

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and  accounts         ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #3: Approve the payment of a final dividend         ISSUER            YES             FOR                  FOR

of 17.3p per ordinary share

PROPOSAL #4: Re-elect David Allvey as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of Edward Astle as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #6: Election of Gavin Darby as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #7: Election of Lloyd Pitchford as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-appoint KPMG Audit Plc as the Auditor        ISSUER            YES             FOR                  FOR

 to the Company

PROPOSAL #9: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of the Auditor

PROPOSAL #10: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

relevant securities Section 551 Companies Act 2006

and equity securities Section 560(1) Companies Act

PROPOSAL #11: Authorize the EU political donations            ISSUER            YES             FOR                  FOR

and expenditure

PROPOSAL #S.12: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities other than pro rata Section 570 of

the Companies Act 2006

PROPOSAL #S.13: Authorize the Company to buy back its        ISSUER            YES             FOR                  FOR

 own shares Section 701 Companies Act 2006

PROPOSAL #S.14: Authorize the Company to hold general        ISSUER            YES             FOR                  FOR

 meetings other than AGMs on 14 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVACARE CORPORATION

  TICKER:                  IVC                 CUSIP:   461203101

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN R. KASICH                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAN T. MOORE, III                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOSEPH B. RICHEY, II                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DALE C. LAPORTE                                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVE AND ADOPT AN AMENDMENT TO THE          ISSUER            YES             FOR                  FOR

COMPANY'S CODE OF REGULATIONS TO DECLASSIFY THE BOARD

 OF DIRECTORS AND PROVIDE FOR THE ANNUAL ELECTION OF

DIRECTORS

PROPOSAL #03: REAFFIRM APPROVAL OF THE INVACARE                 ISSUER            YES             FOR                  FOR

CORPORATION EXECUTIVE INCENTIVE BONUS PLAN

PROPOSAL #04: RATIFY APPOINTMENT OF ERNST & YOUNG LLP        ISSUER            YES             FOR                  FOR

 AS THE COMPANY'S INDEPENDENT AUDITORS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVENSYS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G49133161

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and        ISSUER            YES             FOR                  FOR

 the audited statement of accounts for the YE 31 MAR

2009

PROPOSAL #2.: Approve the Board's remuneration report        ISSUER            YES             FOR                  FOR

 contained in the annual report and accounts for the

YE 31 MAR 2009

PROPOSAL #3.A: Re-elect Sir Nigel Rudd as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with the Articles of

Association

PROPOSAL #3.B: Re-elect Mr. Michael Parker as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the Articles

 of Association

PROPOSAL #3.C: Re-elect Mr. Wayne Edmunds as a                   ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the Articles

 of Association

PROPOSAL #4.: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #5.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditor's remuneration

PROPOSAL #6.: Approve the proposed final dividend of         ISSUER            YES             FOR                  FOR

1.5p [per share]

PROPOSAL #7.: Authorize the Directors, [in                          ISSUER            YES             FOR                  FOR

substitution for all subsisting authorities to the

extent unused, other than in respect of any

allotments made pursuant to offers or agreements made

 prior to the passing of this resolution] to allot

relevant securities [within the meaning of Section 80

 of the Companies Act 1985], up to an aggregate

nominal amount of GBP 26,687,937; and comprising

equity securities [as defined in the Companies Act

1985] up to an aggregate nominal amount of GBP

53,375,875 [including within such limits any shares

issued as specified] in connection with a rights

issue: i) to holders of ordinary shares in proportion

 [as nearly as may be practicable] to their existing

holdings; and ii) to people who are holders of other

equity securities or, if the directors consider it

necessary, as permitted by the rights of those

securities; and so that the Directors may impose any

limits  or restrictions and make any arrangements

which they consider necessary or appropriate to deal

with treasury shares, fractional entitlements, record

 dates, legal, regulatory or practical problems in,

or under the laws of, any territory or any other

matter; [Authority expires at the conclusion of the

AGM of the Company]; and the Directors may allot

relevant securities after the expiry of this

authority in pursuance of such an offer or agreement

PROPOSAL #S.8: Authorize the Directors, in                          ISSUER            YES             FOR                  FOR

substitution for any existing authority, subject to

the passing of Resolution 7 and pursuant to Section

95 of the Companies Act 1985, to allot equity

securities [Section 94] for cash pursuant to the

authority conferred by Resolution 7, disapplying the

statutory pre-emption rights [Section 89 (1)] of the

Companies Act, provided that this power is limited to

 the allotment of equity securities: a) to the

allotment of equity securities in connection with a

rights issue, an offer of equity securities, in

favour of holders of ordinary shares and in favour of

 holders of any other class of equity security in

accordance with the rights attached to such class

where the equity securities attributable to the

interest of all such persons are proportionate [as

nearly as may be] to the respective numbers of equity

 securities held by them; and b) to the allotment, in

 the case of the authority granted, to equity

securities for cash, up to an aggregate nominal

amount of GBP 4,003,190; [Authority expires the

earlier of the conclusion of the next AGM of the

Company]; and the Directors may allot equity

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

PROPOSAL #S.9: Amend, with effect from 00.001 a.m. on        ISSUER            YES             FOR                  FOR

 01 OCT 2009, the Articles of Association of the

Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association, as specified

PROPOSAL #S.10: Approve to confirm that, in                        ISSUER            YES             FOR                  FOR

accordance with the Articles of Association, a

general meeting other than an AGM may be called on

not less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVENTEC CORPORATION

  TICKER:                  N/A                 CUSIP:   Y4176F109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the report on the 2009 audited        ISSUER             NO              N/A                  N/A

 reports

PROPOSAL #A.3: Receive the report on the status of            ISSUER             NO              N/A                  N/A

endorsement and guarantee

PROPOSAL #A.4: Receive the report on the status of            ISSUER             NO              N/A                  N/A

assets impairment

PROPOSAL #A.5: Receive the report on the                              ISSUER             NO              N/A                  N/A

establishment for the rules of the Board meetings

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: proposed cash dividend: TWD 1 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings as follows: proposed stock

dividend: 50 for 1,000 shares held

PROPOSAL #B.4: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.5: Amend the procedures of monetary loans        ISSUER            YES             FOR                  FOR

PROPOSAL #B.6: Amend the procedures of endorsement            ISSUER            YES             FOR                  FOR

and guarantee

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.8: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVESTOR AB, STOCKHOLM

  TICKER:                  N/A                 CUSIP:   W48102102

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Jacob Wallenberg as the                ISSUER             NO              N/A                  N/A

Chairman of the meeting

PROPOSAL #2: Approval of the voting list                              ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #4: Election of one or two to attest to the         ISSUER             NO              N/A                  N/A

accuracy of the minutes

PROPOSAL #5: Determination of whether the meeting has        ISSUER             NO              N/A                  N/A

 been duly convened

PROPOSAL #6: Presentation of the parent Company's              ISSUER             NO              N/A                  N/A

annual report and the auditors' report, as well as of

 the consolidated financial statements and the

auditors' report for the investor group

PROPOSAL #7: The President's address                                     ISSUER             NO              N/A                  N/A

PROPOSAL #8: Receive the report on the work of the            ISSUER             NO              N/A                  N/A

Board of Directors, the Remuneration Committee, the

Audit Committee and the Finance and Risk Committee

PROPOSAL #9: Adopt the income statement and the                 ISSUER            YES             FOR                  FOR

balance sheet for the parent company, as well as of

the consolidated income statement and the

consolidated balance sheet for the Investor Group

PROPOSAL #10: Grant discharge from liability of the          ISSUER            YES             FOR                  FOR

members of the Board of Directors and the President

PROPOSAL #11: Approve a dividend to the shareholders         ISSUER            YES             FOR                  FOR

of SEK 4.00 per share and that Monday, 19 APR 2010

shall be the record date for receipt of the dividend;

 should the meeting decide in favor of the proposal,

payment of the dividend is expected to be made by

Euroclear Sweden AB on Thursday, 22 APR 2010

PROPOSAL #12: Approve the number of Members of the            ISSUER            YES             FOR                  FOR

Board of Directors as eleven and no Deputy Members

PROPOSAL #13: Approve a total compensation to the              ISSUER            YES             FOR                  FOR

Board of Directors of SEK 7,312,500 of which in

aggregate SEK 6,375,000  whereof unchanged SEK

1,875,000 to the Chairman and unchanged SEK 500,000

to each of the remaining 9 Members of the Board,

which are not employed by the Company  in cash and in

 so-called synthetic shares and, in aggregate, SEK

937,500 in cash as remuneration for work in the

committees of the Board of Directors; with the

purpose of further enhancing the Board of Directors

long term interest in the Company'S financial

development to be comparable with the shareholders ,

the Nomination Committee, in conformity with 2009,

proposed that at least 25% of the CONTD

PROPOSAL #14: Re-elect Gunnar Brock, Sune Carlsson,          ISSUER            YES             FOR                  FOR

Borje Ekholm, Srikka Hamalainen, Grace Reksten

Skaugen, O. Griffith Sexton, Lena Treschow Torell,

Jacob Wallenberg and Peter Wallenberg Jr. as the

Members of the Board of Directors; Member of the

Board of Directors, Hakan Mogren, has declined re-

election; election of Tom Johnstone and Carola Lemne

as the new Members of the Board of Directors; re-

elect Jacob Wallenberg as the Chairman of the Board

PROPOSAL #15: Amend Article 12 of the Articles of              ISSUER            YES             FOR                  FOR

Association so that first and second paragraphs cease

 to apply and are replaced as specified and on the

specified conditions

PROPOSAL #16.A: Approve the guidelines for salary and        ISSUER            YES             FOR                  FOR

 on other remuneration for the President and other

Members of the Management Group

PROPOSAL #16.B: Approve a long-term variable                       ISSUER            YES             FOR                  FOR

remuneration program for the Members of the

Management Group and other employees

PROPOSAL #17.A: Approve the proposal regarding                   ISSUER            YES             FOR                  FOR

acquisition and sale of own shares in order to give

the Board of Directors wider freedom of action in the

 work with the Company's capital structure, in order

to enable transfer of own shares according to

Resoluton 17.B, and in order to secure the costs in

connection with the long-term variable remuneration

program and with the allocation of synthetic shares

as part of the remuneration to the Board of Directors

PROPOSAL #17.B: Approve the proposal regarding sale          ISSUER            YES             FOR                  FOR

of own shares in order to enable the Company to

transfer own shares to employees who participate in

the long-term variable remuneration program 2010

PROPOSAL #18: Approve proposal for resolution                     ISSUER            YES             FOR                  FOR

regarding a Nomination Committee

PROPOSAL #19: Conclusion of the meeting                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVESTOR AB, STOCKHOLM

  TICKER:                  N/A                 CUSIP:   W48102128

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Jacob Wallenberg as the                ISSUER            YES             FOR                  FOR

Chairman of the Meeting

PROPOSAL #2: Approve the voting list and drawing up           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approval of the agenda                                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Elect one or two persons to attest to            ISSUER            YES             FOR                  FOR

the accuracy of the minutes

PROPOSAL #5: Approve to determine, whether the                   ISSUER            YES             FOR                  FOR

meeting has been duly convened

PROPOSAL #6: Receive the parent Company's annual                ISSUER             NO              N/A                  N/A

report and the Auditors' report, as well as the

consolidated financial statements and the Auditors'

report for the investor group

PROPOSAL #7: Approve the President's address                       ISSUER            YES             FOR                  FOR

PROPOSAL #8: Receive the report on the work of the            ISSUER            YES             FOR                  FOR

Board of Directors, the remuneration committee, the

audit committee and the finance and risk committee

PROPOSAL #9: Adopt the income statement and the                 ISSUER            YES             FOR                  FOR

balance sheet for the parent Company, as well as the

consolidated income statement and the consolidated

balance sheet for the investor group

PROPOSAL #10: Grant discharge, from liability, to the        ISSUER            YES             FOR                  FOR

 Members of the Board of Directors and the President

PROPOSAL #11: Approve a dividend of SEK 4.00 per                ISSUER            YES             FOR                  FOR

share and that Monday, 19 APR 2010, shall be the

record date for receipt of the dividend; should the

meeting decide in favor of the proposal, payment of

the dividend is expected to be made by Euroclear

Sweden AB on Thursday, 22 APR 2010

PROPOSAL #12: Approve the number of Members of the            ISSUER            YES             FOR                  FOR

Board at 11 without Deputy Members

PROPOSAL #13: Approve a total compensation to the              ISSUER            YES             FOR                  FOR

Board of Directors of SEK 7,312,500 of which, in

aggregate SEK 6,375,000 (whereof unchanged SEK

1,875,000 to the Chairman and unchanged SEK 500,000

to each of the remaining 9 Members of the Board, who

are not employed by the Company) in cash and in so-

called synthetic shares and, in aggregate, SEK

937,500 in cash as remuneration for work in the

committees of the Board of Directors; that at least

25% of the remuneration, before taxes, excluding

remuneration for committee work, shall be paid

through allocation of synthetic shares; CONTD

PROPOSAL #14: Re-elect Gunnar Brock, Sune Carlsson,          ISSUER            YES             FOR                  FOR

Borje Ekholm, Sirkka Hamalainen, Grace Reksten

Skaugen, O. Griffith Sexton, Lena Treschow Torell,

Jacob Wallenberg and Peter Wallenberg Jr as the Board

 Members; elect Tom Johnstone and Carola Lemne as the

 new Members of the Board of Directors; and re-elect

Jacob Wallenberg as the Chairman of the Board of

Directors

PROPOSAL #15: Amend Article 12 of the Articles of              ISSUER            YES             FOR                  FOR

Association so that the first and second paragraphs

cease to apply and are replaced with the specified

wordings; and approve that the Board of Directors'

proposal for the amendment of Section 12 of the

Articles of Association is conditional upon that an

amendment of the Companies Act (2005:551) having

entered into force, entailing that the proposed

wording is in accordance with the Companies Act

PROPOSAL #16.a: Approve the guidelines for salary and        ISSUER            YES             FOR                  FOR

 other remuneration for the President and other

Members of the Management Group

PROPOSAL #16.b: Approve the Long-term Variable                   ISSUER            YES             FOR                  FOR

Remuneration Program 2010

PROPOSAL #17.a: Authorize the Board, during the                 ISSUER            YES             FOR                  FOR

period until the next AGM, to decide on: (i) the

purchases of Investor's shares on NASDAQ OMX

Stockholm and purchases in accordance with purchase

offerings to shareholders, respectively, and (ii) the

 transfer of Investor's shares on NASDAQ OMX

Stockholm, or in a manner other than on NASDAQ OMX

Stockholm including the right to decide on waiver of

the shareholders' preferential rights and that

payment may be effected other than in cash;

repurchases may take place so that Investor's holding

 amounts to a maximum of 1/10 of all the shares in

PROPOSAL #17.b: Approve that the transfer of                       ISSUER            YES             FOR                  FOR

Investor's shares, in a maximum number of 2,700,000

(or the higher number that may follow from a

recalculation because of a split, bonus issue or

similar action), to the employees in accordance with

the long-term variable remuneration program described

 in Resolution 16B shall be possible; the number of

shares has been calculated with a certain margin as

share price fluctuations during the period up and

until the measurement period following the 2010 AGM

may have an effect on the value of the program and,

thus, on the number of shares to be included in the

program

PROPOSAL #18: Approve the proposal for a Nomination          ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #19: Conclusion of the meeting                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISETAN MITSUKOSHI HOLDINGS LTD.

  TICKER:                  N/A                 CUSIP:   J25038100

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISRAEL CHEMICALS LTD

  TICKER:                  N/A                 CUSIP:   M5920A109

  MEETING DATE:      2/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the issue to the Chairman, Mr.          ISSUER            YES             FOR                  FOR

Nir Gilad, of 800,000 options with an exercise price

of NIS 53.1 vesting by 3 installments; the issue is

in the frame of an issue 11 million options to 200

individuals including officers and senior executives;

 the economic value calculated by the Black & Schules

 method is NIS 14.8 million

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISRAEL DISC BK LTD

  TICKER:                  N/A                 CUSIP:   465074201

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the purchase for the year                   ISSUER            YES             FOR                  FOR

commenced 01 APR 2010 of D and O insurance cover for

the discount group in the amount of USD 100 million

for a total premium of USD 812,000 of which the share

 of the bank is USD 500,000

PROPOSAL #2: Approve the payment to the Director, Mr.        ISSUER            YES             FOR                  FOR

 I. Sharir of the amount of USD 12,000 in respect of

his services as Chairman of the subsidiary discount

capital markets

PROPOSAL #3: Amend the Articles in order to clarify          ISSUER            YES             FOR                  FOR

that the agenda at shareholders meetings is one or

more shareholders holding in the aggregate at least

20% of the voting rights

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISRAEL DISCOUNT BANK LTD., TEL AVIV-JAFFA

  TICKER:                  N/A                 CUSIP:   465074201

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the registered                ISSUER            YES         ABSTAIN           AGAINST

share capital by 111 million Ordinary A Shares of NIS

 0.10 each in such manner that after the increase the

 Company's registered share capital will comprise of

1,961,000,000 Ordinary A Shares of NIS 1.10 par value

 and 40,000 6% Cumulative Preference Shares of NIS

0.00504 each

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISRAEL DISCOUNT BANK LTD., TEL AVIV-JAFFA

  TICKER:                  N/A                 CUSIP:   465074201

  MEETING DATE:      12/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint Dr. Y. Bachar as a Director of         ISSUER            YES         ABSTAIN           AGAINST

the Company commencing 01 JAN 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ITV PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G4984A110

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the report and accounts      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the remuneration report                       ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Archie Norman as a Non-                ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #4: Election of Adam Crozier as an Executive        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #5: Re-appointment of KPMG Audit Plc as the         ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #6: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors' remuneration

PROPOSAL #7: Grant authority to allot shares                       ISSUER            YES             FOR                  FOR

PROPOSAL #S.8: Approve to disapply the pre-emption            ISSUER            YES             FOR                  FOR

rights

PROPOSAL #9: Approve the political donations                       ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Approve the purchase of own shares             ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Approve the length of notice period          ISSUER            YES             FOR                  FOR

for general meetings

PROPOSAL #S.12: Approve the Articles of Association           ISSUER            YES             FOR                  FOR

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  ISSUER:                  J. C. PENNEY COMPANY, INC.

  TICKER:                  JCP                 CUSIP:   708160106

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: C.C. BARRETT                ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: M.A. BURNS                    ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: M.K. CLARK                    ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: T.J. ENGIBOUS               ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: K.B. FOSTER                  ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: G.B. LAYBOURNE             ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: BURL OSBORNE                ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: L.H. ROBERTS                ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: J.G. TERUEL                  ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: R.G. TURNER                  ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: M.E. ULLMAN, III         ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: M.E. WEST                      ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF KPMG LLP          ISSUER            YES             FOR                  FOR

AS INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING

JANUARY 29, 2011.

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  ISSUER:                  J.B. HUNT TRANSPORT SERVICES, INC.

  TICKER:                  JBHT               CUSIP:   445658107

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: DOUGLAS G. DUNCAN        ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: SHARILYN S.                 ISSUER            YES             FOR                  FOR

GASAWAY

PROPOSAL #1C: ELECTION OF DIRECTOR: COLEMAN H.                   ISSUER            YES             FOR                  FOR

PETERSON

PROPOSAL #1D: ELECTION OF DIRECTOR: JAMES L. ROBO               ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: WAYNE GARRISON             ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: GARY C. GEORGE             ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: BRYAN HUNT                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF ERNST &            ISSUER            YES             FOR                  FOR

YOUNG LLP AS THE COMPANY'S INDEPENDENT PUBLIC

ACCOUNTANTS FOR CALENDAR YEAR 2010.

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  ISSUER:                  JAPAN TOBACCO INC.

  TICKER:                  N/A                 CUSIP:   J27869106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

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  ISSUER:                  JARDINE MATHESON HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G50736100

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements and the        ISSUER            YES         AGAINST           AGAINST

 Independent Auditors report for the YE 31 DEC 2009,

and to declare a final dividend

PROPOSAL #2: Re-election of Adam Keswick as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Re-election of Ben Keswick as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Re-election of Lord Leach of Fairford as        ISSUER            YES         AGAINST           AGAINST

 a Director

PROPOSAL #5: Re-election of Giles White as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-appointment of Auditors; authorize            ISSUER            YES         AGAINST           AGAINST

the Directors to fix their remuneration

PROPOSAL #7: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to exercise during the relevant period of all powers

of the Company to allot or issue shares and to make

and grant offers, agreements and options which would

or might require shares to be allotted, issued or

disposed of during or after the end of the relevant

period up to an aggregate nominal amount of USD 53.2

million, be and is hereby generally and

unconditionally approved, and; the aggregate nominal

amount of share capital allotted or agreed

conditionally or unconditionally to be allotted

wholly for cash by the Directors pursuant to the

approval in paragraph  a  otherwise than pursuant to

a rights issue, or the issue of shares pursuant to

the Company's employee share purchase trust, shall

not exceed USD 7.9 million, and the said approval

shall be limited accordingly

PROPOSAL #8: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to exercise all powers of the Company to purchase its

 own shares, subject to and in accordance with all

applicable laws and regulations, during the relevant

period be and is hereby generally and unconditionally

 approved; the aggregate nominal amount of shares of

the Company which the Company may purchase pursuant

to the approval in paragraph a  of this resolution

shall be less than 15 percent of the aggregate

nominal amount of the existing issued share capital

of the Company at t he date of this meeting, and such

 approval shall be limited accordingly; the approval

in paragraph  a  of this resolution shall, where

permitted by applicable laws and regulations and

subject to the limitation in paragraph  b  of this

resolution, extend to permit the purchase of shares

of the... CONTD

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  ISSUER:                  JARDINE STRATEGIC HLDGS LTD  BERMUDA

  TICKER:                  N/A                 CUSIP:   G50764102

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the Financial                   ISSUER            YES         AGAINST           AGAINST

Statements and the Independent Auditor's Report for

the YE 31 DEC 2009 and to declare a final dividend

PROPOSAL #2: Re-elect Simon Keswick as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Re-elect Percy Weatherall as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Re-appoint the Auditors and authorize            ISSUER            YES         AGAINST           AGAINST

the Directors to fix their remuneration

PROPOSAL #5: Authorize the Directors to allot or                ISSUER            YES             FOR                  FOR

issue shares and to make and grant offers, agreements

 and options which would or might require shares to

be allotted, issued or disposed of during or after

the end of the Relevant Period up to an aggregate

nominal amount of USD 18.5 million and the aggregate

nominal amount of share capital allotted or agreed

conditionally or unconditionally to be allotted

wholly for cash (whether pursuant to an option or

otherwise) by the Directors pursuant to the approval

in this resolution, otherwise than pursuant to a

Rights Issue (for the purposes of this Resolution,

Rights Issue being an offer of shares or other

securities to holders of shares or other securities

PROPOSAL #6: Authorize the Directors to purchase its         ISSUER            YES             FOR                  FOR

own shares, subject to and in accordance with all

applicable laws and regulations, the aggregate

nominal amount of shares of the Company which the

Company may purchase pursuant to the approval in this

 resolution shall be less than 15% of the aggregate

nominal amount of the existing issued share capital

of the Company at the date of this meeting, and such

approval shall be limited accordingly; and the

approval in this Resolution shall, where permitted by

 applicable laws and regulations and subject to the

limitation in paragraph this Resolution, extend to

permit the purchase of shares of the Company (i) by

subsidiaries of the Company and (ii) pursuant to the

terms of put warrants or financial instruments having

 similar effect (Put Warrants) whereby the Company

PROPOSAL #7: Approve the purchase by the Company of          ISSUER            YES         AGAINST           AGAINST

shares of US(cent) 25 each in Jardine       Matheson

Holdings Limited (Jardine Matheson) during the

Relevant Period (for  the purposes of this

Resolution, Relevant Period being the period from the

    passing of this Resolution until the earlier of

the conclusion of the next    AGM, or the expiration

of the period within which such meeting is required

by law to be held, or the revocation or variation of

this Resolution by an       ordinary resolution of

the shareholders of the Company in general meeting or

  the cessation of the Company's status CONTD..

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  ISSUER:                  JD GROUP LTD

  TICKER:                  N/A                 CUSIP:   S40920118

  MEETING DATE:      8/12/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.O.1: Approve the JD Group Share                        ISSUER            YES             FOR                  FOR

Appreciation Rights Scheme, the terms and conditions

as specified, for immediate implementation by the

Company and the Group in place of the existing JD

Group Employee Share Incentive Scheme, which is to be

 phased-out over time

PROPOSAL #2.O.2: Approve that up to 2,500,000 of the         ISSUER            YES             FOR                  FOR

Company's authorized, but unissued ordinary shares,

equivalent to 1,47% of the Company's current issued

capital, be issued as and when required, or that such

 ordinary shares be acquired in the open market, for

the purpose of administering the JD Group Share

Appreciation Rights Scheme [the SAR Scheme], further

that such ordinary shares be placed under the control

 of the Directors, who hereby authorized via specific

 authority to allot and issue ordinary shares from

time to time in accordance with the provisions of the

 SAR Scheme and subject to the requirements of the

Company's Articles, the Companies Act and the JSE

Listings Requirements

PROPOSAL #3.O.3: Approve that 11,375,783 of the                 ISSUER            YES             FOR                  FOR

Company's authorized, but unissued ordinary shares,

equivalent to 6,67% of the Company's current issued

capital, be allocated as and when required, or that

such ordinary shares be acquired in the open market,

for the purpose of phasing out the existing JD Group

Employee Share Incentive Scheme, and further that

such ordinary shares be placed under the control of

the Directors, who hereby authorize via a specific

authority to allot and issue ordinary shares from

time to time in accordance with the provisions of the

 JD Group Employee Share Incentive Scheme and subject

 to the requirements of the Company's Articles, the

Companies Act and the JSE Listings Requirements

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  ISSUER:                  JD GROUP LTD

  TICKER:                  N/A                 CUSIP:   S40920118

  MEETING DATE:      2/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the consolidated                ISSUER            YES             FOR                  FOR

annual financial statements of JD Group Limited and

its subsidiaries [the Group] and of the Company for

the FYE 31 AUG 2009, including the Director's report

and the report of the Independent Auditors therein,

as well as sanctioning of a dividend for the year

PROPOSAL #2.1: Re-elect the retiring Director K.R.            ISSUER            YES             FOR                  FOR

Chauke

PROPOSAL #2.2: Re-elect the retiring Director I.S.            ISSUER            YES             FOR                  FOR

Levy

PROPOSAL #2.3: Re-elect the retiring Director M. Lock        ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Re-elect the retiring Director M.J.            ISSUER            YES             FOR                  FOR

Shaw

PROPOSAL #3.: Approve to place 2,000,000 of the                 ISSUER            YES             FOR                  FOR

Company's authorized but unissued ordinary shares,

equivalent to 1.17% of the Company's current issued

capital, under the control of the Directors,

authorize the Directors, subject to the requirements

of the Company's Articles, the Companies Act No 61 of

 1973, as amended [the Companies Act], the Listings

Requirements of the JSE Limited [the JSE Listing

Requirements], to allot and issue such ordinary

shares on any such terms and conditions as they deem

fit in the best interest of the Company; [Authority

expires at the next AGM of the Company as a general

authority in terms of Section 221(2) of the Companies

PROPOSAL #4.1: Re-appoint, Deloitte and Touch as the         ISSUER            YES             FOR                  FOR

Independent Auditors of the Company for the ensuing

period terminating on the conclusion of the next AGM

of the Company and appoint Mr. X. Botha as the

individual and designated Auditor who will undertake

the audit of the Company

PROPOSAL #4.2: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to fix and pay the Auditors remuneration for the

past year

PROPOSAL #5.1.1: Approve to pay the remuneration for         ISSUER            YES             FOR                  FOR

the FY commencing on 01 SEP 2009 as follows: as

Director for each Board meeting attended - ZAR 62,500

PROPOSAL #5.1.2: Approve to pay the remuneration for         ISSUER            YES             FOR                  FOR

the FY commencing on 01 SEP 2009 as follows: as the

Chairman for each Audit Committee meeting chaired -

ZAR 30,000, for each Risk Management Committee

meeting chaired - ZAR 25,000, of the Remuneration

Committee, per annum - ZAR 25,000, of the Nominations

 Committee, per annum - ZAR 25,000 and of the JD

Group Defined Benefit Pension Fund - nil

PROPOSAL #S.1: Authorize the Company and or a                     ISSUER            YES             FOR                  FOR

subsidiary of the Company, by way of a general

authority in terms of Sections 85 to 89 of the

Companies Act, to acquire securities issued by the

Company, upon such terms and conditions and in such

amounts as the Directors of the Company may from time

 to time determine, subject to the requirements of

the Company's Articles, the Companies Act and the JSE

 Listings Requirements, provided that [Authority

expires earlier of the next AGM of the Company or for

 15 months], and the repurchase of securities shall

not, in the aggregate, in any 1 FY, and calculated as

 at the date this authority is given, exceed 20%

[equating to 34,100,000 ordinary securities] of the

Company's issued securities of that class and, where

the Company's issued securities are repurchased by

its subsidiaries, it shall not exceed a maximum of

10% [equating to 17,050,000 ordinary securities] in

aggregate of the Company's issued securities of that

class

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  ISSUER:                  JOHNSON & JOHNSON

  TICKER:                  JNJ                 CUSIP:   478160104

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: MARY SUE COLEMAN         ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: JAMES G. CULLEN           ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: MICHAEL M.E. JOHNS      ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: SUSAN L. LINDQUIST      ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: ANNE M. MULCAHY           ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: LEO F. MULLIN               ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: WILLIAM D. PEREZ         ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: CHARLES PRINCE             ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: DAVID SATCHER               ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: WILLIAM C. WELDON        ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF APPOINTMENT OF                       ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR 2010

PROPOSAL #03: ADVISORY VOTE ON EXECUTIVE COMPENSATION   SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #04: SPECIAL SHAREOWNER MEETINGS                        SHAREHOLDER        YES         AGAINST               FOR

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  ISSUER:                  JOLLIBEE FOODS CORPORATION

  TICKER:                  N/A                 CUSIP:   Y4466S100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Call to order                                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve to certify the corporate                     ISSUER            YES             FOR                  FOR

secretary on notice and quorum

PROPOSAL #3: Approve the minutes of the last annual          ISSUER            YES             FOR                  FOR

stockholders' meeting

PROPOSAL #4: Approve the President's report                         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Ratify the actions by the Board of                 ISSUER            YES             FOR                  FOR

Directors and the Officers of the Corporation

PROPOSAL #6.1: Election of Tony Tan Caktiong as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.2: Election of William Tan Untiong as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.3: Election of Ernesto Tanmantiong as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.4: Election of Ang Cho Sit as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6.5: Election of Antonio Chua Poe Eng as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.6: Election of Felipe B. Alfonso as an            ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #6.7: Election of Monico Jacob as an                     ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #7: Appointment of the External Auditors               ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Other matters                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #9.: Adjournment                                                         ISSUER            YES             FOR                  FOR

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  ISSUER:                  JPMORGAN CHASE & CO.

  TICKER:                  JPM                 CUSIP:   46625H100

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: CRANDALL C. BOWLES      ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: STEPHEN B. BURKE         ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: DAVID M. COTE               ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: JAMES S. CROWN             ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: JAMES DIMON                  ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: ELLEN V. FUTTER           ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: WILLIAM H. GRAY,         ISSUER            YES             FOR                  FOR

III

PROPOSAL #1H: ELECTION OF DIRECTOR: LABAN P. JACKSON,        ISSUER            YES             FOR                  FOR

 JR.

PROPOSAL #1I: ELECTION OF DIRECTOR: DAVID C. NOVAK             ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: LEE R. RAYMOND             ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: WILLIAM C. WELDON        ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPOINTMENT OF INDEPENDENT REGISTERED          ISSUER            YES             FOR                  FOR

PUBLIC ACCOUNTING FIRM

PROPOSAL #03: ADVISORY VOTE ON EXECUTIVE COMPENSATION        ISSUER            YES             FOR                  FOR

PROPOSAL #04: POLITICAL NON-PARTISANSHIP                          SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #05: SPECIAL SHAREOWNER MEETINGS                        SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #06: COLLATERAL IN OVER THE COUNTER                  SHAREHOLDER        YES         AGAINST               FOR

DERIVATIVES TRADING

PROPOSAL #07: SHAREHOLDER ACTION BY WRITTEN CONSENT       SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #08: INDEPENDENT CHAIRMAN                                     SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #09: PAY DISPARITY                                                 SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #10: SHARE RETENTION                                             SHAREHOLDER        YES         AGAINST               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JS GROUP CORPORATION

  TICKER:                  N/A                 CUSIP:   J2855M103

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

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  ISSUER:                  JULIUS BAER GROUP LTD

  TICKER:                  N/A                 CUSIP:   H4414N103

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, the annual            ISSUER            YES             FOR                  FOR

accounts and the accounts of the group 2009 and the

report of the Auditors

PROPOSAL #2: Approve the appropriation of the                     ISSUER            YES             FOR                  FOR

disposable profit

PROPOSAL #3: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors and the Executive Board for the

2009 FY

PROPOSAL #4.1.1: Re-elect Mr. Dr. Rolf. P. Jetzer as         ISSUER            YES         AGAINST           AGAINST

a Member of the Board of Directors' for a 3 year team

PROPOSAL #4.1.2: Re-elect Mr. Gareth Penny as a                 ISSUER            YES             FOR                  FOR

Member of the Board of Directors' for a 3 year team

PROPOSAL #4.1.3: Re-elect Mr. Daniel J. Sauter as a          ISSUER            YES         AGAINST           AGAINST

Member of the Board of Directors' for a 3 year team

PROPOSAL #4.2: Election of Mrs Claire Giraut as a              ISSUER            YES             FOR                  FOR

Member of the Board of Directors for a 2 year term

PROPOSAL #5.: Election of KPMG AG, Zurich as the                ISSUER            YES             FOR                  FOR

Statutory Auditors for another 1 year period

PROPOSAL #6.: Amend Articles 4.3 and 4.5 of the                 ISSUER            YES             FOR                  FOR

Articles of Incorporation of the Company as specified

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  ISSUER:                  JYSKE BANK A/S, SILKEBORG

  TICKER:                  N/A                 CUSIP:   K55633117

  MEETING DATE:      3/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Supervisory          ISSUER            YES             FOR                  FOR

Board on the Bank's operations during the preceding

year

PROPOSAL #2.: Approve the presentation of the annual         ISSUER            YES             FOR                  FOR

report for adoption or other resolution as well as

resolution as to the application of profit or cover

of loss according to the accounts adopted

PROPOSAL #3.: Authorize the Bank to acquire Jyske              ISSUER            YES         AGAINST           AGAINST

Bank shares until the next AGM, of up to 1/10 of the

share capital at prices not deviating by more than

10% from the latest closing bid price listed on

NASDAQ OMX Copenhagen A/S at the time of acquisition

PROPOSAL #4.1.a: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: the list of the Bank's secondary names

be moved from Article 1(2) to a new Article 22

PROPOSAL #4.1.b: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: addition of a new Article 1(2): the Bank

 carries on business under the secondary names listed

 in Article 22

PROPOSAL #4.1.c: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 3(1) refers only to

 the wording of the Danish version of the Articles of

 Association

PROPOSAL #4.1.d: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: addition of a new Article 3(2): the

Bank's register of members shall be maintained by VP

Investor Services A/S [VP Services A/S], business

register number 30201183

PROPOSAL #4.1.e: Amend the Jyske Bank's Articles of          ISSUER            YES         AGAINST           AGAINST

Association: the authorization of Article 4(2) to be

brought back to DKK 1,000 million and expiry to be

postponed from 01 MAR 2014 to 01 MAR 2015 to the

effect authorize the Supervisory Board to increase

the share capital any time by up to DKK 1,000 million

 to DKK 1,648 million

PROPOSAL #4.1.f: Amend the Jyske Bank's Articles of          ISSUER            YES         AGAINST           AGAINST

Association: the authority set out in Article 4(3) to

 expire on 01 MAR 2015 instead of 01 MAR 2014

PROPOSAL #4.1.g: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to the Article 7(1) as

PROPOSAL #4.1.h: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 8(2) as specified

PROPOSAL #4.1.I: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 9 to read that

EGM's shall be held at the request of any shareholder

 holding at least 5% of the share capital

PROPOSAL #4.1.J: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to the deadlines set out in

Article 10(3), Article 10(4) and Article 10(5), from

5 days to 3 days

PROPOSAL #4.1.K: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 12.3: Danish

banking or company legislation to be replaced with

Danish financial business and Company legislation

PROPOSAL #4.2.a: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 3(1) refers only to

 the wording of the Danish version of the Articles of

 Association

PROPOSAL #4.2.b: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 7(2) as specified

PROPOSAL #4.2.c: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 7(3) as specified

PROPOSAL #4.2.d: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 7(4) as specified

PROPOSAL #4.2.e: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 10(4) to be

extended by the following after the second full stop:

 proxy can be granted for an unlimited period

PROPOSAL #4.2.f: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 11(2) as specified

PROPOSAL #4.3.a: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 2 as specified

PROPOSAL #4.3.b: Amend the Jyske Bank's Articles of          ISSUER            YES         AGAINST           AGAINST

Association: amendment to Article 5(1) as specified

PROPOSAL #4.4: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL:  Amend the Article 11(1) as

specified

PROPOSAL #5.: Election of Shareholders'                               ISSUER            YES         AGAINST           AGAINST

Representatives for the Southern Division

PROPOSAL #6.: Appointment of the Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Approve, in connection with the                     ISSUER            YES             FOR                  FOR

proposed amendments of the Articles of Association,

the Supervisory Board proposes that the members in

general meeting authorize the Supervisory Board to

make such amendments as may be required by the Danish

 Commerce and Companies Agency in connection with

registration of the Articles of Association

PROPOSAL #8.: Any other business                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JYSKE BANK A/S, SILKEBORG

  TICKER:                  N/A                 CUSIP:   K55633117

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.a: Approve to move the list of the Bank's        ISSUER            YES             FOR                  FOR

 secondary names from Article 1(2) to a new Article 22

PROPOSAL #1.b: Approve the addition of a new Article         ISSUER            YES             FOR                  FOR

1(2): the bank carries on business under the

secondary names listed in Article22

PROPOSAL #1.c: Approve that the amendment to Article         ISSUER            YES             FOR                  FOR

3(1) refers only to the wording of the Danish version

 of the Articles of Association

PROPOSAL #1.d: Approve the addition of a new Article         ISSUER            YES             FOR                  FOR

3(2): the Bank's register of Members shall be

maintained by VP Investor Services A/S  VP Services

A/S , business register number 30201183

PROPOSAL #1.e: Approve the authorization of Article          ISSUER            YES         AGAINST           AGAINST

4(2) to be brought back to DKK 1,000 million and

expiry to be postponed from 01 MAR 2014 to 01 MAR

2015 to the effect that the Supervisory Board shall

be authorized to increase the share capital any time

by up to DKK 1,000 million to DKK 1,648 million

PROPOSAL #1.f: Approve the authority as specified in         ISSUER            YES         AGAINST           AGAINST

Article 4(3) to expire on 01 MAR 2015 instead of 01

MAR 2014

PROPOSAL #1.g: Amend the Article 7(1) to read as                ISSUER            YES             FOR                  FOR

follows: Shareholders' right to pass resolutions

shall be exercised at the general meetings which

shall be held in Silkeborg or at some other location

in Central Jutland region

PROPOSAL #1.h: Amend the Article 8(2) to read as                ISSUER            YES             FOR                  FOR

follows: any shareholder shall be entitled to have

specified business transacted at the general meeting

provided he submits a written request thereof to the

bank not later than 6 weeks before the general

meeting, cf.S.90 of the Danish Companies Act

PROPOSAL #1.i: Amend the Article 9 to read that Extra        ISSUER            YES             FOR                  FOR

 Ordinary Meetings shall be held at the request of

any shareholder holding at least 5% of the share

PROPOSAL #1.j: Amend the deadlines specified in                 ISSUER            YES             FOR                  FOR

Article 10(3), Article 10(4) and Article 10(5), from

5 days to 3 days

PROPOSAL #1.k: Amend the Article 12.3: 'Danish                   ISSUER            YES             FOR                  FOR

banking or company legislation' to be replaced with

'Danish financial business and Company legislation'

PROPOSAL #2.a: Approve the amendment to Article 3(1)         ISSUER            YES             FOR                  FOR

refers only to the wording of the Danish version of

the Articles of Association

PROPOSAL #2.b: Amend the Article 7(2) to read as                ISSUER            YES             FOR                  FOR

follows: general meetings shall be called by the

Supervisory Board at not more than 5 weeks' and not

less than 3 weeks' notice; the notice convening the

general meeting shall be sent to NASDAQ OMX

Copenhagen A/S and announced on the Bank's website;

PROPOSAL #2.c: Amend the Article 7(3) to read as                ISSUER            YES             FOR                  FOR

follows: the notice convening the general meeting

shall state the time and place for the general

meeting, the agenda as well as the essentials of any

proposals for amendments to the Articles of

Association unless otherwise provided by legislation

or by Articles of Association; as specified

PROPOSAL #2.d: Amend the Article 7(4) to read as                ISSUER            YES             FOR                  FOR

follows: not clear than 3 weeks before general

meeting, the agenda and the full wording of any

proposals and at AGMs also the annual report and the

consolidated financial statements with the Auditor's

report and the Management's review shall be available

 at the Bank's website

PROPOSAL #2.e: Approve that the amendment to Article         ISSUER            YES             FOR                  FOR

10(4) to be extended by the following after the

second full stop: proxy can be granted for an

PROPOSAL #2.f: Amend the Article 11(2) to read as              ISSUER            YES             FOR                  FOR

follows: for the voting right of a share acquired

through transfer to be exercised, the share must be

registered in the name of the holder in the bank's

register of shareholders not later than 1 week prior

to the day scheduled for the general meeting, or the

title to such share must be notified and proven to

the bank within that same limit

PROPOSAL #3.a: Amend the Article 2 to read as                     ISSUER            YES             FOR                  FOR

follows: the Bank's share capital is DKK 648 million

shares; the share capital is fully paid up

PROPOSAL #3.b: Amend the Article 5(1) to read as                ISSUER            YES             FOR                  FOR

follows: the Bank may, following Resolution by the

Supervisory Board, during the period specified in

Article 4 above, on one or more occasions raise loans

 against bonds or other instruments of debt which

bonds or instruments of debt shall entitle the lender

 to convert his claim into shares  convertible loans

; as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KANSAS CITY SOUTHERN

  TICKER:                  KSU                 CUSIP:   485170302

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: LU M. CORDOVA                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: TERRENCE P. DUNN                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANTONIO O. GARZA, JR.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID L. STARLING                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE AUDIT COMMITTEE'S          ISSUER            YES             FOR                  FOR

SELECTION OF KPMG LLP AS OUR INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAO CORPORATION

  TICKER:                  N/A                 CUSIP:   J30642169

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Delegation to the Meeting of the Board         ISSUER            YES             FOR                  FOR

of Directors of the Company of Determination of

Matters for Offering of Stock Acquisition Rights to

be Issued as Stock Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAPSTONE PAPER & PACKAGING CORPORATION

  TICKER:                  KS                   CUSIP:   48562P103

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: BRIAN R. GAMACHE                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: S. JAY STEWART                                     ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: DAVID P. STORCH                                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: 2009 EMPLOYEE STOCK PURCHASE PLAN                  ISSUER            YES             FOR                  FOR

PROPOSAL #03: AMENDMENT TO THE 2006 INCENTIVE PLAN             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #04: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

ERNST & YOUNG LLP AS THE CORPORATION'S INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR

 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KASIKORNBANK PUBLIC COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   Y4591R118

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the minutes of AGM of shareholders        ISSUER            YES             FOR                  FOR

 No.97 held on 03 APR 2009

PROPOSAL #2: Acknowledge the Board of Directors                 ISSUER            YES             FOR                  FOR

report on year 2009 operations

PROPOSAL #3: Approve the balance sheet and the                   ISSUER            YES             FOR                  FOR

statement of income for the YE 31 DEC 2009

PROPOSAL #4: Approve the appropriation of profit from        ISSUER            YES             FOR                  FOR

 2009's operating results and dividend payment

PROPOSAL #5.1: Election of Mr. Sukri Kaocharern as a         ISSUER            YES             FOR                  FOR

Director who retires by rotation

PROPOSAL #5.2: Election of Mr. Sarisdiguna Kitiyakara        ISSUER            YES             FOR                  FOR

 of as a who retires by rotation

PROPOSAL #5.3: Election of Mr. Banthoon Lamsam as a          ISSUER            YES             FOR                  FOR

Director who retires by rotation

PROPOSAL #5.4: Election of Dr. Prasarn Trairatvorakul        ISSUER            YES             FOR                  FOR

 as a Director who retires by rotation

PROPOSAL #5.5: Election of Dr. Schwin Dhammanungune          ISSUER            YES             FOR                  FOR

as a Director who retires by rotation

PROPOSAL #6: Approve the remuneration of the                       ISSUER            YES             FOR                  FOR

Director's

PROPOSAL #7: Appointment and fix the remuneration of         ISSUER            YES             FOR                  FOR

the Auditor

PROPOSAL #8: Other issues  if any                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAWASAKI HEAVY INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J31502107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KB FINANCIAL GROUP INC

  TICKER:                  N/A                 CUSIP:   Y46007103

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect a Director                                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Elect the Audit Committee member who is        ISSUER            YES             FOR                  FOR

 an Outside Director

PROPOSAL #5.: Approve the remuneration for the                   ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KB HOME

  TICKER:                  KBH                 CUSIP:   48666K109

  MEETING DATE:      4/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: STEPHEN F.                   ISSUER            YES             FOR                  FOR

BOLLENBACH

PROPOSAL #1B: ELECTION OF DIRECTOR: TIMOTHY W. FINCHEM      ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: KENNETH M.                   ISSUER            YES             FOR                  FOR

JASTROW, II

PROPOSAL #1D: ELECTION OF DIRECTOR: ROBERT L. JOHNSON        ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: MELISSA LORA                ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: MICHAEL G.                   ISSUER            YES             FOR                  FOR

MCCAFFERY

PROPOSAL #1G: ELECTION OF DIRECTOR: JEFFREY T. MEZGER        ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: LESLIE MOONVES             ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: LUIS G. NOGALES           ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO RATIFY THE APPOINTMENT OF          ISSUER            YES             FOR                  FOR

ERNST & YOUNG LLP AS KB HOME'S INDEPENDENT REGISTERED

 PUBLIC ACCOUNTING FIRM

PROPOSAL #03: PROPOSAL TO APPROVE THE KB HOME 2010            ISSUER            YES             FOR                  FOR

EQUITY INCENTIVE PLAN

PROPOSAL #04: STOCKHOLDER PROPOSAL RELATING TO               SHAREHOLDER        YES         AGAINST               FOR

EXECUTIVE COMPENSATION

PROPOSAL #05: STOCKHOLDER PROPOSAL RELATING TO               SHAREHOLDER        YES         AGAINST               FOR

ADVISORY VOTE ON COMPENSATION COMMITTEE'S REPORT &

EXECUTIVE COMPENSATION POLICIES & PRACTICES

PROPOSAL #06: STOCKHOLDER PROPOSAL RELATING TO THE        SHAREHOLDER        YES         AGAINST               FOR

ENGAGEMENT OF STOCKHOLDER PROPOSAL PROPONENTS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KDDI CORPORATION

  TICKER:                  N/A                 CUSIP:   J31843105

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Expand Business Lines      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KGHM POLSKA MIEDZ S.A., LUBLIN

  TICKER:                  N/A                 CUSIP:   X45213109

  MEETING DATE:      12/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the EGM                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect the Chairman                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the statement of meeting's                ISSUER            YES             FOR                  FOR

legal validity and its ability to adopt resolutions

PROPOSAL #4.: Approve the agenda                                            ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Adopt the resolution on changes in                ISSUER            YES         AGAINST           AGAINST

Company's Statute

PROPOSAL #6.: Closing the meeting                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KGHM POLSKA MIEDZ S.A., LUBLIN

  TICKER:                  N/A                 CUSIP:   X45213109

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the OGM                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Election of the Chairman of the OGM               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the confirmation of the                     ISSUER            YES             FOR                  FOR

legality of convening the OGM and its capacity to

adopt resolutions

PROPOSAL #4.: Approve the acceptance of the agenda             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve to review the report on the              ISSUER            YES             FOR                  FOR

Company's activities in FY 2009 and the financial

statements of the Company for FY 2009

PROPOSAL #6.: Approve to review the proposal of the          ISSUER            YES             FOR                  FOR

Management Board concerning the appropriation of

Company profit for FY 2009

PROPOSAL #7.: Approve to review of the Supervisory            ISSUER            YES             FOR                  FOR

Board report on the results of its evaluation of the

report on the Company's activities in FY 2009, the

financial statements of the Company for FY 2009 and

the appropriation of Company profit for FY 2009

PROPOSAL #8.a: Approve the brief assessment of the            ISSUER            YES             FOR                  FOR

Company's standing, including an evaluation of the

internal control system and the Company's significant

 risk Management system

PROPOSAL #8.b: Receive the report on the activities          ISSUER            YES             FOR                  FOR

of the Supervisory Board together with the evaluation

 of its work

PROPOSAL #9.a: Approve the report on the Company's            ISSUER            YES             FOR                  FOR

activities in FY 2009

PROPOSAL #9.b: Approve the financial statements of            ISSUER            YES             FOR                  FOR

the Company for FY 2009

PROPOSAL #9.c: Approve the appropriation of Company          ISSUER            YES             FOR                  FOR

profit for FY 2009

PROPOSAL #10.a1: Approve the performance of duties in        ISSUER            YES             FOR                  FOR

 FY 2009 of Ryszard Janeczek, Member of the

Management Board, who fulfilled the function of Vice

President of the Management Board of the Company

during the period from 24 AUG 2009 to 31 DEC 2009

PROPOSAL #10.a2: Approve the performance of duties in        ISSUER            YES             FOR                  FOR

 FY 2009 of Miroslaw Krutin, Member of the Management

 Board, who fulfilled the function of President of

the Management Board of the Company during the period

 from 01 JAN 2009 to 16 JUN 2009

PROPOSAL #10.a3: Approve the performance of duties in        ISSUER            YES             FOR                  FOR

 FY 2009 of Maciej Tybura, Member of the Management

Board, who during the period: from 01 JAN 2009 to 24

AUG 2009 fulfilled the function of Vice President of

the Management Board of the Company, from 24 AUG 2009

 to 31 DEC 2009 fulfilled the function of I Vice

President of the Management Board of the Company

PROPOSAL #10.a4: Approve the performance of duties in        ISSUER            YES             FOR                  FOR

 FY 2009 of Herbert Wirth, Member of the Management

Board, who during the period: from 01 JAN 2009 to 16

JUN 2009 fulfilled the function of I Vice President

of the Management Board of the Company, from 16 JUN

2009 to 20 JUL 2009 was acting President of the

Management Board of the Company, from 20 JUL 2009 to

31 DEC 2009 fulfilled the function of President of

the Management Board of the Company

PROPOSAL #10.b1: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Jozef Czyczerski a member of the Supervisory Board

of KGHM Polska Miedz S.A. in FY 2009 during the

period in which he fulfilled this function from 01

JAN 2009 to 31 DEC 2009

PROPOSAL #10.b2: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Marcin Dyl a member of the Supervisory Board of KGHM

 Polska Miedz S.A. in FY 2009 during the period in

which he fulfilled this function from 01 JAN 2009 to

31 DEC 2009

PROPOSAL #10.b3: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Leszek Hajdacki a member of the Supervisory Board of

 KGHM Polska Miedz S.A. in FY 2009 during the period

in which he fulfilled this function from 01 JAN 2009

to 31 DEC 2009

PROPOSAL #10.b4: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Arkadiusz Kawecki a member of the Supervisory Board

of KGHM Polska Miedz S.A. in FY 2009 during the

period in which he fulfilled this function from 01

JAN 2009 to 31 DEC 2009

PROPOSAL #10.b5: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Jacek Kucinski a member of the Supervisory Board of

KGHM Polska Miedz S.A. in FY 2009 during the period

in which he fulfilled this function from 01 JAN 2009

to 31 DEC 2009

PROPOSAL #10.b6: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Ryszard Kurek a member of the Supervisory Board of

KGHM Polska Miedz S.A. in FY 2009 during the period

in which he fulfilled this function from 01 JAN 2009

to 31 DEC 2009

PROPOSAL #10.b7: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Marek Panfil a member of the Supervisory Board of

KGHM Polska Miedz S.A. in FY 2009 during the period

in which he fulfilled this function from 01 JAN 2009

to 31 DEC 2009

PROPOSAL #10.b8: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Marek Trawinski a member of the Supervisory Board of

 KGHM Polska Miedz S.A. in FY 2009 during the period

in which he fulfilled this function from 01 JAN 2009

to 31 DEC 2009

PROPOSAL #10.b9: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Marzenna Weresa a member of the Supervisory Board of

 KGHM Polska Miedz S.A. in FY 2009 during the period

in which she fulfilled this function from 01 JAN 2009

 to 31 DEC 2009

PROPOSAL #11.: Approve the review of the report on            ISSUER            YES             FOR                  FOR

the activities of the KGHM Polska Miedz S.A. Group in

 FY 2009 and the consolidated financial statements of

 the KGHM Polska Miedz S.A. Group for FY 2009

PROPOSAL #12.: Approve the review of the Supervisory         ISSUER            YES             FOR                  FOR

Board report on the results of its evaluation of the

report on the activities of the KGHM Polska Miedz

S.A. Group in FY 2009 and of the consolidated

financial statements of the KGHM Polska Miedz S.A.

Group for FY 2009

PROPOSAL #13.a: Approve the report on the activities         ISSUER            YES             FOR                  FOR

of the KGHM Polska Miedz S.A. Group in FY 2009

PROPOSAL #13.b: Approve the consolidated financial            ISSUER            YES             FOR                  FOR

statements of the KGHM Polska Miedz S.A. Group for FY

 2009

PROPOSAL #14.: Approve the new Bylaws of the general         ISSUER            YES             FOR                  FOR

meeting of KGHM Polska Miedz S.A. with its registered

 head office in Lubin

PROPOSAL #15.: Adopt a resolution on changes in the          ISSUER            YES         AGAINST           AGAINST

composition of the Supervisory Board of KGHM Polska

Miedz Spolka Akcyjna with its registered head office

in Lubin

PROPOSAL #16.: Closing of the general meeting                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINDEN CORPORATION

  TICKER:                  N/A                 CUSIP:   J33093105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINDRED HEALTHCARE, INC.

  TICKER:                  KND                 CUSIP:   494580103

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: EDWARD L. KUNTZ           ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: JOEL ACKERMAN               ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: ANN C. BERZIN               ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: JONATHAN D. BLUM         ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: THOMAS P. COOPER,        ISSUER            YES             FOR                  FOR

 M.D.

PROPOSAL #1F: ELECTION OF DIRECTOR: PAUL J. DIAZ                ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: ISAAC KAUFMAN               ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: FREDERICK J.                ISSUER            YES             FOR                  FOR

KLEISNER

PROPOSAL #1I: ELECTION OF DIRECTOR: EDDY J. ROGERS,          ISSUER            YES             FOR                  FOR

JR.

PROPOSAL #1J: ELECTION OF DIRECTOR: PHYLLIS R. YALE           ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO RATIFY THE APPOINTMENT OF          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR

FISCAL YEAR 2010.

PROPOSAL #03: SHAREHOLDER PROPOSAL TO URGE THE               SHAREHOLDER        YES         AGAINST               FOR

COMPENSATION COMMITTEE OF THE BOARD OF DIRECTORS TO

TAKE THOSE ACTIONS DESCRIBED IN PROPOSAL 3.

SHAREHOLDER PROPOSAL IN THE ACCOMPANYING PROXY

STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KING YUAN ELECTRONICS CO LTD

  TICKER:                  N/A                 CUSIP:   Y4801V107

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of terminate to split the          ISSUER             NO              N/A                  N/A

memory testing business department to Jing Bao Tech

Company Ltd.

PROPOSAL #B.1: Receive the 2009 business report and          ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve the revision to the procedutes        ISSUER            YES             FOR                  FOR

 of asset aquisition or disposal

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIRKLAND'S, INC.

  TICKER:                  KIRK               CUSIP:   497498105

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: RALPH T. PARKS                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MURRAY M. SPAIN                                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE SELECTION OF ERNST         ISSUER            YES             FOR                  FOR

& YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR FISCAL 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS

  TICKER:                  N/A                 CUSIP:   F5396X102

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual financial                        ISSUER            YES             FOR                  FOR

statements for FY 2009

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the  FY 2009

PROPOSAL #O.3: Approve the transactions and                        ISSUER            YES             FOR                  FOR

agreements for pursuant to the Article L. 225-86 of

the Commercial Code

PROPOSAL #O.4: Approve the income for FY 2009                      ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Approve the payment of the dividend in        ISSUER            YES             FOR                  FOR

 cash or shares

PROPOSAL #O.6: Approve the renewal of Mr. Bertrand de        ISSUER            YES             FOR                  FOR

 Feydeau's term as a Supervisory Board member

PROPOSAL #O.7: Approve the renewal of Mr. Dominique          ISSUER            YES             FOR                  FOR

Hoenn's term as a Supervisory Board member

PROPOSAL #O.8: Approve the renewal of Mr. Vivien                ISSUER            YES             FOR                  FOR

Levy-Garboua's term as a Supervisory Board member

PROPOSAL #O.9: Ratify the co-optation of Mrs.                     ISSUER            YES         AGAINST           AGAINST

Dominique Aubernon as a Supervisory Board member

PROPOSAL #O.10: Approve the renewal of the Cabinet            ISSUER            YES             FOR                  FOR

Mazars' term, as permanent Co-Statutory Auditor and

Mr. Patrick de Cambourg's term as Substitute Co-

Statutory Auditor

PROPOSAL #O.11: Approve the renewal of the Cabinet            ISSUER            YES             FOR                  FOR

Deloitte et Associes' term, as permanent Co-Statutory

 Auditor and BEAS' term as Substitute Co-Statutory

Auditor

PROPOSAL #O.12: Authorize the Executive Board to                ISSUER            YES             FOR                  FOR

proceed with trading the shares of the Company

PROPOSAL #E.13: Authorize the Executive Board to                ISSUER            YES             FOR                  FOR

reduce the share capital by cancellation of treasury

shares

PROPOSAL #E.14: Grant powers for the formalities                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOMERCNI BANKA A S

  TICKER:                  N/A                 CUSIP:   X45471111

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the rules of order and of voting        ISSUER            YES             FOR                  FOR

 of the general meeting, election of general meeting

Chairman, minutes clerk, minutes verifiers and

scrutineers

PROPOSAL #3: Approve the Board of Directors report on        ISSUER            YES             FOR                  FOR

 the banks business activities and on the state of

its assets and liabilities for part the year 2009

semicolon discussion over the explanatory report on

matters under s. 118(5)(a)(k) of Act no. 256/2004 SB

the Act to regulate business undertaking in the

capital market as amended

PROPOSAL #4: Approve the regular financial statements        ISSUER            YES             FOR                  FOR

 with the proposal for the distribution of profit for

 the year 2009 and about the consolidated financial

statements for the year 2009

PROPOSAL #5: Approve the Supervisory Boards position         ISSUER            YES             FOR                  FOR

on the regular financial statements for the year 2009

 on the proposal for the distribution of profit for

the year 2009 and on the consolidated financial

statements for the year 2009 semicolon Supervisory

Boards report on the results of its Supervisory

activity semicolon and Supervisory Board position on

the Board of Directors report on relations among

related entities in accordance wit h s. 66a (9) of

Act no. 513/1991 SB the commercial code as amended

hereinafter called the commercial code

PROPOSAL #6: Receive the Audit Committees report on          ISSUER            YES             FOR                  FOR

the results of its activity

PROPOSAL #7: Approve the regular financial statements        ISSUER            YES             FOR                  FOR

 for the year 2009

PROPOSAL #8: Approve the decision on the distribution        ISSUER            YES             FOR                  FOR

 of profit for the year 2009

PROPOSAL #9: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statements for the year 2009

PROPOSAL #10: Approve the decision on the                            ISSUER            YES             FOR                  FOR

compensation of the Members of the banks Board of

PROPOSAL #11: Approve the decision on the acquisition        ISSUER            YES             FOR                  FOR

 of the banks treasury stock

PROPOSAL #12: Amend the Articles of Association                  ISSUER            YES             FOR                  FOR

PROPOSAL #13: Appointment of a statutory Auditor to          ISSUER            YES             FOR                  FOR

make the statutory audit

PROPOSAL #14: Closing                                                                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONE OYJ

  TICKER:                  N/A                 CUSIP:   X4551T105

  MEETING DATE:      3/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Calling the meeting to order                           ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of person to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and persons to supervise the counting of votes

PROPOSAL #4.: Recording the legality of the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Recording the attendance at the meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6.: Presentation of the annual accounts,            ISSUER             NO              N/A                  N/A

the report of the Board of Directors and the Auditors

 report for the year 2009

PROPOSAL #7.: Adopt the accounts                                            ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Approve the actions on profit or loss:         ISSUER            YES             FOR                  FOR

Boards proposal to pay dividend EUR 1.30 per share to

 B shares and 1,295 EUR to A shares, Boards proposal

to donate EUR 3,500,000 to universities and

distribute 100,000 B shares and max EUR 100,000 to

Kone Corp Centennial Foundation

PROPOSAL #9.: Grant discharge from liability                       ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Approve the remuneration of the Board         ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11.: Approve the number of Board Members             ISSUER            YES             FOR                  FOR

PROPOSAL #12.: Elect Messrs M. Alahuhta, A. Brunila,         ISSUER            YES         AGAINST           AGAINST

R. Hanhinen, A. Herlin, S. Kimura, S. Hamalainen-

Lindfors, J. Kaskeala, S. Pietikainen as the Board

Members and J. Herlin as the Deputy Member

PROPOSAL #13.: Approve the remuneration of the                   ISSUER            YES             FOR                  FOR

Auditor(s]

PROPOSAL #14.: Approve the number the Auditors                    ISSUER            YES             FOR                  FOR

PROPOSAL #15.: Elect the Auditor(s]                                       ISSUER            YES             FOR                  FOR

PROPOSAL #16.: Approve to establish the Kone Corp              ISSUER            YES             FOR                  FOR

Centennial Foundation and distribution of treasury

shares

PROPOSAL #17.: Authorize the Board to decide on                 ISSUER            YES             FOR                  FOR

purchasing Company's own shares

PROPOSAL #18.: Authorize the Board to decide on share        ISSUER            YES             FOR                  FOR

 issue and grant stock options and other special

PROPOSAL #19.: Closing of the meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE AHOLD NV

  TICKER:                  N/A                 CUSIP:   N0139V142

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Report of the Corporate Executive Board         ISSUER             NO              N/A                  N/A

for FY 2009

PROPOSAL #3: Corporate Governance update                              ISSUER             NO              N/A                  N/A

PROPOSAL #4: Explanation of policy on additions to            ISSUER             NO              N/A                  N/A

reserves and dividends

PROPOSAL #5: Adopt 2009 financial statements                       ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve to determine the dividend over          ISSUER            YES             FOR                  FOR

FY 2009

PROPOSAL #7: Grant Discharge of liability of the                ISSUER            YES             FOR                  FOR

Members of the Corporate Executive Board

PROPOSAL #8: Grant Discharge of liability of the                ISSUER            YES             FOR                  FOR

Members of the Supervisory Board

PROPOSAL #9: Appointment of Mr. J.F. Rishton for a            ISSUER            YES             FOR                  FOR

new term as a Member of the Corporate

PROPOSAL #10: Appointment of Mr. L.J. Hijmans van den        ISSUER            YES             FOR                  FOR

 Bergh as a Member of the Corporate

PROPOSAL #11: Appointment of Mrs. J.A. Sprieser for a        ISSUER            YES             FOR                  FOR

 new term as a Member of the

PROPOSAL #12: Amend the remuneration of the                        ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #13: Appointment of Deloitte Accountants              ISSUER            YES             FOR                  FOR

B.V. as the external Auditor of the

PROPOSAL #14: Authorize the Corporate Executive Board        ISSUER            YES             FOR                  FOR

 for a period of 18 months, i.e. until and including

13 OCT 2011, to issue common shares or grant rights

to acquire common shares up to a maximum of 10% of

the issued share capital, subject to the approval of

the Supervisory Board

PROPOSAL #15: Authorize the Corporate Executive Board        ISSUER            YES             FOR                  FOR

 for a period of 18 months, i.e. until and including

13 OCT 2011, to restrict or exclude, subject to the

approval of the Supervisory Board, pre-emptive rights

 in relation to the issue of common shares or the

granting of rights to acquire common shares

PROPOSAL #16: Authorize the Corporate Executive Board        ISSUER            YES             FOR                  FOR

 for a period of 18 months, i.e. until and including

13 OCT 2011, to acquire shares in the Company,

subject to the approval of the Supervisory Board, up

to a maximum of 10% of the issued share capital at

the date of acquisition

PROPOSAL #17: Approve to cancel the common shares in         ISSUER            YES             FOR                  FOR

the share capital of the Company held or to be

acquired by the Company; the number of shares that

will be cancelled shall be determined by the

Corporate Executive Board

PROPOSAL #18: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE BOSKALIS WESTMINSTER NV

  TICKER:                  N/A                 CUSIP:   N14952266

  MEETING DATE:      8/19/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.a: Approve the recommendation by the                ISSUER             NO              N/A                  N/A

general meeting of shareholders to nominate 1 Member

of the Supervisory Board

PROPOSAL #2.b: Appoint, if no recommendation is                 ISSUER             NO              N/A                  N/A

submitted, the recommendation of the Supervisory

Board, Mr. M. P. Kramer to the Supervisory Board with

 effect from 19 AUG 2009

PROPOSAL #3.: Close                                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE BOSKALIS WESTMINSTER NV

  TICKER:                  N/A                 CUSIP:   N14952266

  MEETING DATE:      12/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Explanation of the proposed bid for all        ISSUER             NO              N/A                  N/A

 outstanding shares of Smit Internationale N.V

PROPOSAL #3.a: Appoint the Board of Management for a         ISSUER             NO              N/A                  N/A

period of 12 months, starting on 07 DEC 2009 as the

competent body to decide, subject to the approval of

the Supervisory Board, to: issue ordinary shares up

to a maximum of 20% of the number of ordinary shares

issued at present and to grant rights to subscribe to

 ordinary shares

PROPOSAL #3.b: Appoint the Board of Management for a         ISSUER             NO              N/A                  N/A

period of 12 months, starting on 07 DEC 2009 as the

competent body to decide, subject to the approval of

the Supervisory Board, to: limit or exclude

preemptive rights with respect to ordinary shares to

be issued and / or rights to be granted to subscribe

to ordinary shares as referred to above

PROPOSAL #4.: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Close                                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE BOSKALIS WESTMINSTER NV

  TICKER:                  N/A                 CUSIP:   N14952266

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Explanation of the merger between the            ISSUER             NO              N/A                  N/A

Company and Smit Internationale N.V. (Smit)

PROPOSAL #3: Approve the decision of the Supervisory         ISSUER             NO              N/A                  N/A

Board and the Board of Management to acquire the full

 outstanding share capital of Smit Internationale NV

PROPOSAL #4.A: Approve, on condition that the public         ISSUER             NO              N/A                  N/A

offer on Smit Internationale NV will be effectuated,

to increase the number of Members of the Supervisory

Board by 1

PROPOSAL #4.B: Approve that, if no recommendation is         ISSUER             NO              N/A                  N/A

submitted, the proposal will be discussed to proceed,

 on the recommendation of the Supervisory Board, to

appoint Mr. H. Hazewinkel as a Member of the

Supervisory Board with effect from the date that the

offer is declared unconditional, under the condition

that the public offer on Smit (the offer) shall be

declared unconditional

PROPOSAL #5: Announcement to the general meeting of          ISSUER             NO              N/A                  N/A

shareholders concerning the intention of the

Supervisory Board to appoint Mr. B. Vree as a Member

of the Board of Management with effect from the

settlement date, under the condition that the offer

is settled

PROPOSAL #6: Announcement to the general meeting of          ISSUER             NO              N/A                  N/A

shareholders concerning the intention of the

Supervisory Board to re-appoint Mr. J. H. Kamps as a

Member of the Board of Management with effect of 17

MAR 2010

PROPOSAL #7: Any other business                                              ISSUER             NO              N/A                  N/A

PROPOSAL #8: Closing of the general meeting                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE BOSKALIS WESTMINSTER NV

  TICKER:                  N/A                 CUSIP:   N14952266

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the general meeting                         ISSUER             NO              N/A                  N/A

PROPOSAL #2: The discussion of the annual report of          ISSUER             NO              N/A                  N/A

the Board of Management relating to the Company'S

affairs and Management activities in the 2009 FY

PROPOSAL #3.a: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FY 2009

PROPOSAL #3.b: Discussion of the Report of the                   ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #4: Corporate Governance                                           ISSUER             NO              N/A                  N/A

PROPOSAL #5.a: Appropriation of the profit for 2009           ISSUER             NO              N/A                  N/A

PROPOSAL #5.b: Approve the dividend                                       ISSUER            YES             FOR                  FOR

PROPOSAL #6: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Management in respect of their management

activities over the past FY

PROPOSAL #7: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Supervisory Board for their supervision of the

Management activities of the Board of Management

during the past FY

PROPOSAL #8: Authorize the Board of Management to              ISSUER            YES             FOR                  FOR

acquire shares in the capital of the Company

PROPOSAL #9: Any other business                                              ISSUER             NO              N/A                  N/A

PROPOSAL #10: Closing of the general meeting                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE DSM NV

  TICKER:                  N/A                 CUSIP:   N5017D122

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2.a: Annual report by the Managing Board            ISSUER             NO              N/A                  N/A

and Triple P report for 2009

PROPOSAL #2.b: Corporate Governance                                       ISSUER             NO              N/A                  N/A

PROPOSAL #3: Adopt the financial statements for 2009         ISSUER            YES             FOR                  FOR

PROPOSAL #4.a: Approve the reserve policy and                     ISSUER             NO              N/A                  N/A

dividend policy

PROPOSAL #4.b: Adopt the dividend payment for 2009             ISSUER            YES             FOR                  FOR

PROPOSAL #5.a: Approve the liability of the Members          ISSUER            YES             FOR                  FOR

of Managing Board

PROPOSAL #5.b: Approve the liability of the Members          ISSUER            YES             FOR                  FOR

of Supervisory Board

PROPOSAL #6.a: Re-appointment of Mr N.H. Gerardu as a        ISSUER            YES             FOR                  FOR

 Member of Managing Board

PROPOSAL #6.b: Re-appointment of Mr R-D Schwalb as a         ISSUER            YES             FOR                  FOR

Member of Managing Board

PROPOSAL #7.a: Re-appointment of Mr T. De Swaan as a         ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #7.b: Re-appointment of Mr R.J. Routs as a          ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #8: Adopt the remuneration policy of the              ISSUER            YES             FOR                  FOR

Members of the Managing Board

PROPOSAL #9.a: Authorize the Managing Board to issue         ISSUER            YES             FOR                  FOR

ordinary shares

PROPOSAL #9.b: Authorize the Managing Board to limit         ISSUER            YES             FOR                  FOR

or exclude the preferential right when issuing

ordinary shares

PROPOSAL #10: Authorize the Managing Board to have            ISSUER            YES             FOR                  FOR

the Company repurchase shares

PROPOSAL #11: Approve the reduction of the issued              ISSUER            YES             FOR                  FOR

capital by canceling shares

PROPOSAL #12: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #13: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE KPN NV

  TICKER:                  N/A                 CUSIP:   N4297B146

  MEETING DATE:      11/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and announcements                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Notification regarding the intended              ISSUER             NO              N/A                  N/A

appointment of Mrs. Carla Smits-Nusteling as a Member

 of the Board of Management

PROPOSAL #3.: Closure of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE KPN NV

  TICKER:                  N/A                 CUSIP:   N4297B146

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and announcements                                  ISSUER             NO              N/A                  N/A

PROPOSAL #2: Report by the Board of Management for            ISSUER             NO              N/A                  N/A

the FY 2009

PROPOSAL #3: Update on Corporate Governance                         ISSUER             NO              N/A                  N/A

PROPOSAL #4: Adopt the financial statements for the          ISSUER            YES             FOR                  FOR

FY 2009

PROPOSAL #5: Explanation of the financial and                     ISSUER             NO              N/A                  N/A

dividend policy

PROPOSAL #6: Adopt a dividend over the FY 2009                    ISSUER            YES             FOR                  FOR

PROPOSAL #7: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Management from liability

PROPOSAL #8: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Supervisory Board from liability

PROPOSAL #9: Appoint the Auditor                                            ISSUER            YES             FOR                  FOR

PROPOSAL #10: Amend the remuneration policy for the          ISSUER            YES             FOR                  FOR

Board of Management

PROPOSAL #11: Announcement regarding the intended              ISSUER             NO              N/A                  N/A

extension of the employment contracts of Mr. E. Blok

and Mr. J.B.P. Coopmans as Members of the Board of

Management

PROPOSAL #12: Announcement concerning vacancies in            ISSUER             NO              N/A                  N/A

the Supervisory Board arising in 2011

PROPOSAL #13: Announcement regarding changes in                 ISSUER             NO              N/A                  N/A

composition of the Committees of the Supervisory Board

PROPOSAL #14: Authorize the Board of Management to            ISSUER            YES             FOR                  FOR

resolve that the Company may acquire its own shares

PROPOSAL #15: Approve to reduce the capital through          ISSUER            YES             FOR                  FOR

cancellation of own shares

PROPOSAL #16: Any other business and closure of the          ISSUER             NO              N/A                  N/A

meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA ELECTRIC POWER CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y48406105

  MEETING DATE:      9/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Permanent [Standing] Director:            ISSUER            YES             FOR                  FOR

re-appoint Kim, Moon-Duck as a Standing Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA ELECTRIC POWER CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y48406105

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #3: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA ELECTRIC POWER CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y48406105

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Election of Director, candidate: Woo            ISSUER            YES             FOR                  FOR

Gyeom Kim

PROPOSAL #2.: Election of an Audit Committee Member          ISSUER            YES             FOR                  FOR

as Outside Director, candidate: Sunjin Kim

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KT CORP MEDIUM TERM NTS BOOK  ENTRY REG S

  TICKER:                  N/A                 CUSIP:   Y49915104

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the  28th financial statement             ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the revision to the Articles of         ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #3.1: Appointment of Sang-Hoon Lee as an              ISSUER            YES             FOR                  FOR

Internal Director

PROPOSAL #3.2: Appointment of Hyun-Myoung Pyo as an          ISSUER            YES             FOR                  FOR

Internal Director

PROPOSAL #3.3: Appointment of Chan-Jin Lee as an                ISSUER            YES             FOR                  FOR

External Director

PROPOSAL #3.4: Appointment of Jong-Hwan Song as an            ISSUER            YES             FOR                  FOR

External Director

PROPOSAL #3.5: Appointment of Hae-Bang Jung as an              ISSUER            YES             FOR                  FOR

External Director

PROPOSAL #4.1: Appointment of Jung-Suk Ko as the                ISSUER            YES             FOR                  FOR

Member of the Audit Committee

PROPOSAL #4.2: Appointment of Hae-Bang Jung as the            ISSUER            YES             FOR                  FOR

Member of the Audit Committee

PROPOSAL #5: Approve the Director remuneration limit         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the revisions to the Executive          ISSUER            YES             FOR                  FOR

Officer Retirement Policy

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYORIN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J37996113

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Change Official                 ISSUER            YES             FOR                  FOR

Company Name to KYORIN Holdings, Inc.

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYOWA HAKKO KIRIN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J38296117

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Allow Board to Authorize Use of                       ISSUER            YES         AGAINST           AGAINST

Compensation-based Stock Option Plan for Directors

and Executives

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LADBROKES PLC

  TICKER:                  N/A                 CUSIP:   G5337D107

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the reports and                   ISSUER            YES             FOR                  FOR

accounts for 2009

PROPOSAL #2: Appointment of S. Bailey as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appointment of D.M. Shapland as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Re-appointment of P. Erskine as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-appointment of R.J. Ames as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-appointment of J.P. O'Reilly as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7: Re-appointment of B.G. Wallace as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Re-appointment of J.F. Jarvis as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #9: Re-appointment of C.J. Rodrigues as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #10: Re-appointment of C.P. Wicks as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #11: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Auditor and authorize the Directors to agree the

Auditor's remuneration

PROPOSAL #12: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #13: Grant authority for political donations        ISSUER            YES             FOR                  FOR

 and expenditure

PROPOSAL #S.14: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #15: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.16: Approve to disapply Section 561 1  of        ISSUER            YES             FOR                  FOR

 the Companies Act 2006

PROPOSAL #S.17: Grant authority for the calling of            ISSUER            YES             FOR                  FOR

general meetings  excluding AGM's  by notice of at

least 14 clear days

PROPOSAL #S.18: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LADBROKES PLC

  TICKER:                  N/A                 CUSIP:   G5337D107

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the Ladbrokes plc Growth Plan              ISSUER            YES             FOR                  FOR

(the Plan), the main features of which are summarized

 in the Appendix of the Circular to shareholders

dated 20 APR 2010 and the draft rules of which have

been produced to the meeting and signed by the

Chairman of the meeting for the purposes of

identification; and authorize each of the Directors

of the Company to do all such acts and things as

he/she may consider necessary or expedient to carry

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAGARDERE GROUPE S C A

  TICKER:                  N/A                 CUSIP:   F5485U100

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the partnership's accounts         ISSUER            YES             FOR                  FOR

for FY 2009

PROPOSAL #2.: Approval of the consolidated account             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Allocation of the partnership's result;        ISSUER            YES             FOR                  FOR

 setting of the ordinary dividend at EUR 1.30 per

PROPOSAL #4.: Approval of the regulated agreements             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Authorization to be given to Management        ISSUER            YES             FOR                  FOR

 for a period of eighteen months to trade in the

Company's shares

PROPOSAL #6.: Nomination of Mrs. Amelie Oudea-Castera        ISSUER            YES             FOR                  FOR

 as the replacement for Mr. Henri Proglio

PROPOSAL #7.: Renewal of Mrs. Amelie Oudea-Castera's         ISSUER            YES             FOR                  FOR

appointment as a Member of the Supervisory Board

PROPOSAL #8.: Nomination of Mr. Xavier de Sarrau as          ISSUER            YES             FOR                  FOR

the replacement for Groupama

PROPOSAL #9.: Renewal of Mr. Bernard Arnault's                   ISSUER            YES             FOR                  FOR

appointment as a Member of the Supervisory Board

PROPOSAL #10.: Renewal of Mr. Francois Roussely's              ISSUER            YES             FOR                  FOR

appointment as a Member of the Supervisory Board

PROPOSAL #11.: Renewal of Mr. Raymond H. Levy's                 ISSUER            YES         AGAINST           AGAINST

appointment as a Member of the Supervisory Board

PROPOSAL #12.: Nomination of Mr. Patrick Valroff as a        ISSUER            YES             FOR                  FOR

 new Member of the Supervisory Board, replacing Mr.

Rene Carron, whose term of office has ended

PROPOSAL #13.: Nomination of Mr. Jean-Claude Magendie        ISSUER            YES             FOR                  FOR

 as a new Member of the Supervisory Board

PROPOSAL #14.: Powers to accomplish the necessary              ISSUER            YES             FOR                  FOR

formalities

PROPOSAL #O.A: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: Appointment of Mr. Guy Wyser-

Pratte as a new member of the Supervisory Board. The

Ordinary General Meeting appoints Mr. Guy Wyser-

Pratte as a new member of the Supervisory Board for a

 term of four years

PROPOSAL #E.B: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: Amendments to Articles 7, 11,

 20 and 21 concerning the nature of the general

partners' agreement on decisions taken at the

shareholders' meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAND AND HOUSE PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y5172C198

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to certify the minutes of the            ISSUER            YES             FOR                  FOR

AGM of shareholders No. 1/2552

PROPOSAL #2: Acknowledge the report on the Company's         ISSUER            YES             FOR                  FOR

operating results in respect for the YE 31 DEC 2009

PROPOSAL #3: Approve the balance sheet and the profit        ISSUER            YES             FOR                  FOR

 and loss statements for the YE 31 DEC 2009

PROPOSAL #4: Approve the appropriation of the                     ISSUER            YES             FOR                  FOR

profits, distribution of dividends and legal reserve

for the year 2009

PROPOSAL #5: Approve the appointment of Directors              ISSUER            YES             FOR                  FOR

replacing those retired by rotation

PROPOSAL #6: Approve the remuneration to the                       ISSUER            YES             FOR                  FOR

Directors for year 2010

PROPOSAL #7: Approve the appointment of Auditors and         ISSUER            YES             FOR                  FOR

fix their remuneration

PROPOSAL #8: Other business (if any)                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAZARD LTD

  TICKER:                  LAZ                 CUSIP:   G54050102

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: LAURENT MIGNON                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GARY W. PARR                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HAL S. SCOTT                                         ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVE AMENDMENTS TO OUR BYE-LAWS TO          ISSUER            YES             FOR                  FOR

ELIMINATE CERTAIN PROCEDURES AFFECTING THE ABILITY OF

 LAZARD LTD'S BOARD OF DIRECTORS TO REMOVE OUR

CHAIRMAN AND CHIEF EXECUTIVE OFFICER AND PROVIDE

THAT, UNDER CERTAIN CIRCUMSTANCES, OUR LEAD DIRECTOR

MAY PRESIDE OVER CERTAIN MEETINGS.

PROPOSAL #03: RATIFICATION OF APPOINTMENT OF DELOITTE        ISSUER            YES             FOR                  FOR

 & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR 2010 AND AUTHORIZATION OF LAZARD

LTD'S BOARD OF DIRECTORS, ACTING BY THE AUDIT

COMMITTEE, TO SET THEIR REMUNERATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEGG MASON, INC.

  TICKER:                  LM                   CUSIP:   524901105

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: ROBERT E. ANGELICA                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BARRY W. HUFF                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN E. KOERNER III                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHERYL GORDON KRONGARD                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SCOTT C. NUTTALL                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: AMENDMENT OF THE LEGG MASON, INC. 1996         ISSUER            YES             FOR                  FOR

EQUITY INCENTIVE PLAN AND APPROVAL TO ISSUE

ADDITIONAL 1,000,000 SHARES CURRENTLY COVERED BY THE

PROPOSAL #03: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM.

PROPOSAL #04: STOCKHOLDER PROPOSAL REGARDING THE           SHAREHOLDER        YES         AGAINST               FOR

EXECUTIVE INCENTIVE COMPENSATION PLAN.

PROPOSAL #05: STOCKHOLDER PROPOSAL REGARDING MAJORITY   SHAREHOLDER        YES         AGAINST               FOR

 VOTING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEGRAND SA, LIGUEIL

  TICKER:                  N/A                 CUSIP:   F56196185

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of income                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.4: Approve the agreements pursuant to              ISSUER            YES             FOR                  FOR

Article L.225-38 of the Commercial Code

PROPOSAL #O.5: Approve the renewal of term of one of         ISSUER            YES             FOR                  FOR

the principal statutory Auditors

PROPOSAL #O.6: Approve the renewal of term of the              ISSUER            YES             FOR                  FOR

deputy statutory Auditors

PROPOSAL #O.7: Approve the shares repurchase program         ISSUER            YES             FOR                  FOR

PROPOSAL #O.8: Appointment of Mr. Patrick Tanguy as a        ISSUER            YES             FOR                  FOR

 Board Member

PROPOSAL #E.9: Grant authority to cancel shares                 ISSUER            YES             FOR                  FOR

purchased as part of the shares repurchase program

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

decide on issuing shares or securities giving access

to the capital or to the allocation of debt

securities, with preferential subscription rights

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

decide on issuing, by way of public offer, shares or

securities giving access to the capital or to the

allocation of debt securities, with cancellation of

preferential subscription rights

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

decide on issuing, by way of an offer pursuant to

Article L.411-2, II of the Monetary and Financial

Code (private investment), shares or securities

giving access to the capital or to the allocation of

debt securities, with cancellation of preferential

subscription rights

PROPOSAL #E.13: Approve the possibility to increase          ISSUER            YES             FOR                  FOR

the amount of issuances in the event of surplus

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

set the issue price of shares or securities giving

access to the capital, according to the modalities

determined by the General Meeting, in the event of

issuance without preferential subscription rights

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

decide on increasing the share capital by

incorporation of reserves, profits, premiums or other

 funding which capitalization is permitted

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

decide on issuing shares or securities giving access

to the capital in favor of members of saving plans of

 the Company or of the group

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out issuance of shares or securities giving

access to shares in consideration for the

contributions in kind granted to the Company

PROPOSAL #E.18: Approve the overall limit of the                ISSUER            YES             FOR                  FOR

delegations of authority following the tenth,

eleventh, twelfth, thirteenth, fourteenth, sixteenth

and seventeenth resolutions

PROPOSAL #E.19: Authorize to the Board of Directors          ISSUER            YES             FOR                  FOR

to decide on one or more allocations of options to

subscribe for or purchase shares

PROPOSAL #E.20: Authorize to the Board of Directors          ISSUER            YES             FOR                  FOR

to carry out allocation of free shares

PROPOSAL #E.21: Amend the third paragraph of Article         ISSUER            YES             FOR                  FOR

9.1 of the statutes

PROPOSAL #E.22: Powers for the formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEVEL 3 COMMUNICATIONS, INC.

  TICKER:                  LVLT               CUSIP:   52729N100

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: WALTER SCOTT, JR.                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES Q. CROWE                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R. DOUGLAS BRADBURY                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DOUGLAS C. EBY                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES O. ELLIS, JR.                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD R. JAROS                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT E. JULIAN                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL J. MAHONEY                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAHUL N. MERCHANT                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES C. MILLER, III                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ARUN NETRAVALI                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN T. REED                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL B. YANNEY                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DR. ALBERT C. YATES                             ISSUER            YES             FOR                  FOR

PROPOSAL #2: TO APPROVE THE GRANTING TO THE LEVEL 3          ISSUER            YES             FOR                  FOR

BOARD OF DIRECTORS OF DISCRETIONARY AUTHORITY TO

AMEND OUR RESTATED CERTIFICATE OF INCORPORATION TO

EFFECT A REVERSE STOCK SPLIT AT ONE OF FOUR RATIOS.

PROPOSAL #3: TO APPROVE AN AMENDMENT TO OUR RESTATED         ISSUER            YES             FOR                  FOR

CERTIFICATE OF INCORPORATION INCREASING THE NUMBER OF

 AUTHORIZED SHARES OF OUR COMMON STOCK, PAR VALUE

$.01 PER SHARE, BY 400 MILLION FROM 2.5 BILLION TO

2.9 BILLION.

PROPOSAL #4: TO APPROVE THE AMENDMENT AND RESTATEMENT        ISSUER            YES             FOR                  FOR

 OF THE LEVEL 3 COMMUNICATIONS, INC. 1995 STOCK PLAN

(AMENDED AND RESTATED AS OF APRIL 1, 1998) TO, AMONG

OTHER THINGS, EXTEND THE TERM OF THE PLAN TO MAY 20,

2020 AND INCREASE THE NUMBER OF SHARES OF OUR COMMON

STOCK, PAR VALUE $.01 PER SHARE, THAT ARE RESERVED

FOR ISSUANCE UNDER THE PLAN BY 50 MILLION.

PROPOSAL #5: TO AUTHORIZE THE TRANSACTION OF SUCH              ISSUER            YES         AGAINST           AGAINST

OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL

 MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y52755108

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement expected        ISSUER            YES             FOR                  FOR

 dividend per 1 share: KRW 1,000 for ordinary share,

KRW 1,050 for preference share

PROPOSAL #2: Approve the partial amendment of                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of Bon Moo Koo as an Inside              ISSUER            YES             FOR                  FOR

Director and Jun Ho Han, Dae Hwan Kim and Kyung Hee

Yoon as the Outside Directors

PROPOSAL #4: Election of the Audit Committee Members         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG DISPLAY CO LTD

  TICKER:                  N/A                 CUSIP:   Y5255T100

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement:                     ISSUER            YES             FOR                  FOR

expected division ratio: KRW 500 per share, the 25th

B/S, I/S and the proposed disposition of retained

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Elect Messrs. Youngsoo Kwon, Dohyun Jung        ISSUER            YES             FOR                  FOR

 (Externals) Taesik Ahn as the

PROPOSAL #4: Elect Taesik Ahn as the Member of the            ISSUER            YES             FOR                  FOR

Audit Committee

PROPOSAL #5: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIBERTY GLOBAL, INC.

  TICKER:                  LBTYA             CUSIP:   530555101

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MIRANDA CURTIS                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN W. DICK                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J.C. SPARKMAN                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J. DAVID WARGO                                     ISSUER            YES             FOR                  FOR

PROPOSAL #02: REAPPROVAL OF THE MATERIAL TERMS OF THE        ISSUER            YES             FOR                  FOR

 PERFORMANCE GOALS UNDER THE LIBERTY GLOBAL, INC.

2005 INCENTIVE PLAN

PROPOSAL #03: RATIFICATION OF THE SELECTION OF KPMG          ISSUER            YES             FOR                  FOR

LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE

YEAR ENDING DECEMBER 31, 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIBERTY MEDIA CORPORATION

  TICKER:                  LINTA             CUSIP:   53071M104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MR. JOHN C. MALONE                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MR. ROBERT R. BENNETT                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MR. M. IAN G. GILCHRIST                      ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: MS. ANDREA L. WONG                              ISSUER            YES        WITHHOLD           AGAINST

PROPOSAL #2: PROPOSAL TO ADOPT THE LIBERTY MEDIA                ISSUER            YES         AGAINST           AGAINST

CORPORATION 2010 INCENTIVE PLAN.

PROPOSAL #3: PROPOSAL TO RATIFY KPMG LLP AS LIBERTY          ISSUER            YES             FOR                  FOR

MEDIA CORPORATION'S INDEPENDENT AUDITORS FOR THE

FISCAL YEAR ENDING DECEMBER 31,2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIBERTY MEDIA CORPORATION

  TICKER:                  LCAPA             CUSIP:   53071M302

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MR. JOHN C. MALONE                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MR. ROBERT R. BENNETT                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MR. M. IAN G. GILCHRIST                      ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: MS. ANDREA L. WONG                              ISSUER            YES        WITHHOLD           AGAINST

PROPOSAL #2: PROPOSAL TO ADOPT THE LIBERTY MEDIA                ISSUER            YES         AGAINST           AGAINST

CORPORATION 2010 INCENTIVE PLAN.

PROPOSAL #3: PROPOSAL TO RATIFY KPMG LLP AS LIBERTY          ISSUER            YES             FOR                  FOR

MEDIA CORPORATION'S INDEPENDENT AUDITORS FOR THE

FISCAL YEAR ENDING DECEMBER 31,2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIBERTY MEDIA CORPORATION

  TICKER:                  LMDIA             CUSIP:   53071M500

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: A REDEMPTION PROPOSAL TO REDEEM A                 ISSUER            YES             FOR                  FOR

PORTION OF THE OUTSTANDING SHARES OF SERIES A LIBERTY

 ENTERTAINMENT COMMON STOCK AND SERIES B LIBERTY

ENTERTAINMENT COMMON STOCK FOR ALL OF THE OUTSTANDING

 SHARES OF LIBERTY ENTERTAINMENT, INC. (LEI) (THE

SPLIT-OFF).

PROPOSAL #2A: A MINORITY REDEMPTION PROPOSAL TO                 ISSUER            YES             FOR                  FOR

APPROVE (I) THE SPLIT-OFF AND (II) THE TRANSACTIONS

CONTEMPLATED THEREBY (INCLUDING THE TRANSACTIONS

CONTEMPLATED BY A REORGANIZATION AGREEMENT TO BE

ENTERED INTO BETWEEN LIBERTY MEDIA AND LEI).

PROPOSAL #2B: A MERGER PROPOSAL TO APPROVE (I) THE            ISSUER            YES             FOR                  FOR

AGREEMENT AND PLAN OF MERGER, DATED AS OF MAY 3,

2009, AND AS AMENDED ON JULY 29, 2009 AND OCTOBER 2,

2009, BY AND AMONG LIBERTY MEDIA, LEI, DIRECTV AND

THE OTHER PARTIES NAMED THEREIN (THE MERGER

AGREEMENT) AND (II) THE TRANSACTIONS CONTEMPLATED

PROPOSAL #2C: A CONTRIBUTION PROPOSAL TO APPROVE (I)         ISSUER            YES             FOR                  FOR

THE VOTING AND RIGHT OF FIRST REFUSAL AGREEMENT,

DATED AS OF MAY 3, 2009, AND AS AMENDED ON JULY 29,

2009 AND OCTOBER 2, 2009, BY AND AMONG THE DIRECTV

GROUP INC., LEI, DIRECTV, JOHN C. MALONE, LESLIE

MALONE AND CERTAIN TRUSTS IN FAVOR OF THEIR CHILDREN,

 AND (II) THE TRANSACTIONS CONTEMPLATED THEREBY.

PROPOSAL #03: AN ADJOURNMENT PROPOSAL TO AUTHORIZE            ISSUER            YES             FOR                  FOR

THE ADJOURNMENT OF THE SPECIAL MEETING BY LIBERTY

MEDIA CORPORATION TO PERMIT FURTHER SOLICITATION OF

PROXIES, IF NECESSARY OR APPROPRIATE, IF SUFFICIENT

VOTES ARE NOT REPRESENTED AT THE SPECIAL MEETING TO

APPROVE THE TRANSACTION PROPOSALS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIBERTY MEDIA CORPORATION

  TICKER:                  LSTZA             CUSIP:   53071M708

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MR. JOHN C. MALONE                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MR. ROBERT R. BENNETT                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MR. M. IAN G. GILCHRIST                      ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: MS. ANDREA L. WONG                              ISSUER            YES        WITHHOLD           AGAINST

PROPOSAL #2: PROPOSAL TO ADOPT THE LIBERTY MEDIA                ISSUER            YES         AGAINST           AGAINST

CORPORATION 2010 INCENTIVE PLAN.

PROPOSAL #3: PROPOSAL TO RATIFY KPMG LLP AS LIBERTY          ISSUER            YES             FOR                  FOR

MEDIA CORPORATION'S INDEPENDENT AUDITORS FOR THE

FISCAL YEAR ENDING DECEMBER 31,2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LITE-ON IT CORP

  TICKER:                  N/A                 CUSIP:   Y5319C101

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The revision to the rules of the board        ISSUER             NO              N/A                  N/A

 meeting

PROPOSAL #A.4: The revision to the employee stock              ISSUER             NO              N/A                  N/A

options plan

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and staff bonus

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B61.1: Election of Soong, Kung-Yuan,                   ISSUER            YES             FOR                  FOR

representative of Lite-On Technology Corp., as a

Director [Shareholder No.: 1]

PROPOSAL #B61.2: Election of Lin, Hsing-Hseng,                   ISSUER            YES             FOR                  FOR

representative of Lite-On Technology Corp., as a

Director [Shareholder No.: 1]

PROPOSAL #B61.3: Election of Chen, Kuang-Chung,                 ISSUER            YES             FOR                  FOR

representative of Lite-On Technology Corp., as a

Director [Shareholder No.: 1]

PROPOSAL #B61.4: Election of Liao, Kung-Yuan,                     ISSUER            YES             FOR                  FOR

representative of Lite-On Technology Corp., as a

Director [Shareholder No.: 1]

PROPOSAL #B61.5: Election of Terng, K. C.,                          ISSUER            YES             FOR                  FOR

representative of Lite-On Technology Corp., as a

Director [Shareholder No.: 1]

PROPOSAL #B61.6: Election of Wang, Han-Chung as a              ISSUER            YES             FOR                  FOR

Director [Shareholder No.: 8007]

PROPOSAL #B61.7: Election of Lee, Hsi-Hua,                          ISSUER            YES             FOR                  FOR

representative of Qisda Corporation, as a Director

[Shareholder No.: 49666]

PROPOSAL #B61.8: Election of Wang, Tan-Ju,                          ISSUER            YES             FOR                  FOR

representative of Qisda Corporation, as a Director

[Shareholder No.: 49666]

PROPOSAL #B62.1: Election of Sun, Chin-Su as an                 ISSUER            YES             FOR                  FOR

Independent Director [Shareholder No.: 20204]

PROPOSAL #B62.2: Election of Sung, Wen-Chin as an              ISSUER            YES             FOR                  FOR

Independent Director [Shareholder No.: 78264]

PROPOSAL #B62.3: Election of Hsieh, Hsuang-Chuan as          ISSUER            YES             FOR                  FOR

an Independent Director [Shareholder No.: 93426]

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LITE-ON TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y5313K109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the establishment for the            ISSUER             NO              N/A                  N/A

rules of the Board meeting

PROPOSAL #A.4: To report the revision to the employee        ISSUER             NO              N/A                  N/A

 stock options plan

PROPOSAL #A.5: To report the proposal of merger with         ISSUER             NO              N/A                  N/A

the subsidiaries

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.25 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and staff bonus, proposed

stock dividend: 5 for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans and the procedures of endorsement and

guarantee

PROPOSAL #B61.1: Election of Raymond Soong                          ISSUER            YES             FOR                  FOR

[ID/Shareholder No: 1] as a Director

PROPOSAL #B61.2: Election of Lite-On Capital                       ISSUER            YES             FOR                  FOR

Inc/David Lin [ID/Shareholder No: 28383] as a Director

PROPOSAL #B61.3: Election of Dorcas Investment Co.,          ISSUER            YES             FOR                  FOR

Ltd../Joseph Lin [ID/Shareholder No: 617] as a

PROPOSAL #B61.4: Election of Lite-On Capital                       ISSUER            YES             FOR                  FOR

Inc/Warren Chen [ID/Shareholder No: 28383] as a

Director

PROPOSAL #B61.5: Election of Ta-Sung Investment Co.,         ISSUER            YES             FOR                  FOR

Ltd./Keh-Shew Lu [ID/Shareholder No: 59285] as a

Director

PROPOSAL #B61.6: Election of Ta-Sung Investment Co.,         ISSUER            YES             FOR                  FOR

Ltd./Rick Wu [ID/Shareholder No: 59285] as a Director

PROPOSAL #B61.7: Election of Yuan Pao Development &          ISSUER            YES             FOR                  FOR

Investment Co. Ltd./Ch Chen [ID/Shareholder No:

103603] as a Director

PROPOSAL #B61.8: Election of Yuan Pao Development &          ISSUER            YES             FOR                  FOR

Investment Co. Ltd./David Lee [ID/Shareholder No:

103603] as a Director

PROPOSAL #B62.1: Election of Kuo-Feng Wu                              ISSUER            YES             FOR                  FOR

[ID/Shareholder No: 435271] as an Independent Director

PROPOSAL #B62.2: Election of Harvey Chang                            ISSUER            YES             FOR                  FOR

[ID/Shareholder No: 441272] as an Independent Director

PROPOSAL #B62.3: Election of Edward Yang                              ISSUER            YES             FOR                  FOR

[ID/Shareholder No: 435270] as an Independent Director

PROPOSAL #B.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on the Directors from participation in

competitive business

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LLOYDS BANKING GROUP PLC, EDINBURGH

  TICKER:                  N/A                 CUSIP:   G5542W106

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Share Subdivision                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

 or grant rights to subscribe for shares pursuant to

the rights issue and the Exchange Offers

PROPOSAL #3.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

 or grant rights to subscribe for shares

PROPOSAL #4.: Approve the HMT Transactions                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve to authorize the capitalization        ISSUER            YES             FOR                  FOR

 issue of New Limited Voting Shares

PROPOSAL #S.6: Amend the Articles of Association                ISSUER            YES             FOR                  FOR

PROPOSAL #S.7: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of the Existing Preference Shares

PROPOSAL #S.8: Authorize the Company to make off                ISSUER            YES             FOR                  FOR

market purchases of the Equiniti Existing Preference

Shares

PROPOSAL #S.9: Authorize the Company to make off                ISSUER            YES             FOR                  FOR

market purchases of the BNY Existing Preference Shares

PROPOSAL #S.10: Authorize the Company to make off              ISSUER            YES             FOR                  FOR

market purchases of the 6.3673% Preference Shares

PROPOSAL #S.11: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

shares pursuant to the rights issue and the Exchange

Offers on a non pre emptive basis

PROPOSAL #S.12: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

shares for cash on a non pre emptive basis

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LLOYDS BANKING GROUP PLC, EDINBURGH

  TICKER:                  N/A                 CUSIP:   G5542W106

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's accounts and the         ISSUER            YES             FOR                  FOR

reports of the Directors and of the Auditors for the

YE 31 DEC 2009

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3.a: Elect Sir. Winfried Bischoff as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires under Article 79

 of the Company's Articles of Association

PROPOSAL #3.b: Elect Mr. G. R. Moreno as a Director,         ISSUER            YES             FOR                  FOR

who retires under Article 79 of the Company's

Articles of Association

PROPOSAL #3.c: Elect Mr. D. L. Roberts as a Director,        ISSUER            YES             FOR                  FOR

 who retires under article 79 of the Company's

Articles of Association

PROPOSAL #4.a: Re-elect Dr. W. C. G. Berndt as a                ISSUER            YES             FOR                  FOR

Director, who retires under Article 82 of the

Company's Articles of Association

PROPOSAL #4.b: Re-elect Mr. J. E. Daniels as a                   ISSUER            YES             FOR                  FOR

Director, who retires under Article 82 of the

Company's Articles of Association

PROPOSAL #4.c: Re-elect Mrs. H. A. Weir as a                       ISSUER            YES             FOR                  FOR

Director, who retires under Article 82 of the

Company's Articles of Association

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company, to hold office until

the conclusion of the next AGM at which accounts are

laid before the Company

PROPOSAL #6.: Authorize the Audit Committee to set            ISSUER            YES             FOR                  FOR

the remuneration of the Company's Auditors

PROPOSAL #7.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

and in accordance with Section 551 of the Companies

Act, 2006 to allot shares or grant rights to

subscribe for or to convert any security in the

shares: [i] up to an aggregate nominal amount of [I]

GBP 2,233,203,900 in respect of ordinary shares and

[II] GBP 100,000,000, USD 40,000,000, GBP 40,000,000

and GBP 1,250,000,000 in respect of preference

shares; [ii] comprising equity securities [as defined

 in Section 560[1] of the Companies Act, 2006] up to

a further nominal amount of GBP 2,233,203,900 in

connection with an offer by way of a rights issue;

such authorities to apply in substitution for all

previous authorities pursuant to Section 551 of the

Companies Act 2006, or preceding legislation;

[Authority expires the earlier at the end of the next

 AGM or on 05 AUG 2011]; the Company may make offers

and enter into agreements during the relevant period

which would, or might, require shares to be allotted

PROPOSAL #S.8: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 7 above, to allot equity

securities [as defined in Section 560[1] of the

Companies Act 2006] wholly for cash: [i] pursuant to

the authority given by paragraph [i] of Resolution 7

above or where the allotment constitutes an allotment

 of equity securities by virtue of Section 551 of the

 Companies Act 2006, in each case: [a] in connection

with a pre-emptive offer; and [b] otherwise than in

connection with a pre-emptive offer, up to an

aggregate nominal amount of GBP 334,980,500; and [ii]

 pursuant to the authority given by paragraph [i] of

Resolution 7 above in connection with a rights issue,

 as if Section 561[1] of the Companies Act 2006 did

not apply to any such allotment; [Authority expires

the earlier at the end of the next AGM or on 05 AUG

2011]; the Company may make offers and enter into

agreements during this period which would, or might,

require equity securities under any such offer or

agreement as if the power had not ended

PROPOSAL #S.9: Authorize the Company, conferred by            ISSUER            YES             FOR                  FOR

resolution passed at the AGM of the Company on 07 MAY

 2009 in accordance with Section 701 of the Companies

 Act 2006, to make market purchases [within the

meaning of Section 693 of the Companies Act 2006] of

ordinary shares of 10p each in the capital of the

Company be further renewed and extended from the

conclusion of this meeting, and where such shares are

 held in treasury, the Company may use them for the

purposes of its employees share plans, provided that:

 [a] the maximum aggregate number of ordinary shares

authorized to be purchased shall be 6,699,611,000;

[b] the minimum price which may be paid for each

ordinary shares be 10p; [c] the maximum price,

exclusive of expenses, which may be paid for each

ordinary share shall be an amount equal to the higher

 of [a] 105% of the average of the closing price of

the 5 London business days immediately preceding the

day on which such share is contracted to be purchased

 or [b] the higher of the price of the last

independent trade and the highest current bid as

stipulated by Article 5[1] of Commission Regulated

[EC] 22 DEC 2003 implementing the Market Abuse

Directive as regards exemptions for buy-back

programmes and stabilization of financial instruments

 [No 2273/2003]; [Authority expires the earlier of

the conclusion of the Company's AGM in 2011 or on 30

JUN 2011]; and [e] the company may make a contract to

 purchase its ordinary shares under the renewed and

extended authority before its expiry which would or

might be executed wholly or partly after the expiry,

and may make a purchase of its ordinary shares under

PROPOSAL #S.10: Authorize the Company, for the                   ISSUER            YES         AGAINST           AGAINST

purpose of Section 701 of the Companies Act 2006 to

make purchases [as defined in Section 693 of the

Companies Act 2006] of the following issuances of

securities: [a] GBP 299,987,729 9.25%, Non-Cumulative

 Irredeemable Preference Shares; [b] GBP 99,999,942

9.75%, Non-Cumulative Irredeemable Preference Shares;

 [c] GBP 186,190,532 6.475%, Non-Cumulative

Preference Shares; [d] GBP 745,431,000 6.0884%, Non-

Cumulative Fixed to Floating Rate Preference Shares;

[e] GBP 334,951,000 6.3673%, Non-Cumulative Fixed to

Floating Rate Preference Shares; [f] USD 750,000,000

6.413%, Non-Cumulative Fixed to Floating Rate

Preference Shares; [g] USD 750,000,000 5.92%, Non-

Cumulative Fixed to Floating Rate Preference Shares;

[h] USD 750,000,000 6.657%, Non-Cumulative Fixed to

Floating Rate Preference Shares; [i] USD

1,000,000,000 6.267%, Fixed to Floating Rate Non-

Cumulative Callable Dollar Preference Shares; [j] USD

 1,250,000,000 7.875%, Non-Cumulative Preference

Shares; [k] EUR 500,000,000 7.875%, Non-Cumulative

Preference Shares; and [l] GBP 600,000,000 Non-

Cumulative Fixed to Floating Rate Callable Dollar

Preference Shares; [together, the 'Preference

Shares'], in accordance with, amongst other things,

the terms of the exchange offers as previously

approved at the Company's general meeting held on 26

NOV 2009, provided that: [i] the maximum number of

Preference Shares is the nominal value of the

relevant Preference Share in issue; [ii] the minimum

price which may be paid for each Preference Share is

the nominal value of the relevant Preference Share;

[iii] the maximum price which may be paid for a share

 is an amount equal to 120% of the liquidation

preference of the relevant Preference Share;

[Authority expires the earlier of the conclusion of

the Company's AGM in 2011 or on 30 JUN 2011]; [v] the

 Company may make a contract to purchase the

Preference Shares under this authority before its

expiry which would or might be executed wholly; or

partly after the expiry, and may make a purchase of

PROPOSAL #S.11: Approve, that a general meeting of            ISSUER            YES             FOR                  FOR

the Company, other than an AGM, may be called on not

less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOGITECH INTERNATIONAL SA, APPLES

  TICKER:                  N/A                 CUSIP:   H50430232

  MEETING DATE:      9/1/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the                       ISSUER            YES             FOR                  FOR

compensation report, the annual financial statements

and the consolidated financial statements of Logitech

 International SA for the business year 2009

PROPOSAL #2.: Approve the consultative vote on the            ISSUER            YES             FOR                  FOR

principles, the policy and the practices of

compensation

PROPOSAL #3.: Approve the new profit balance carried         ISSUER            YES             FOR                  FOR

forward of the balance sheet without dividend payment

PROPOSAL #4.: Approve to increase the number of                 ISSUER            YES         AGAINST           AGAINST

shares available for granting according to the Profit

 Sharing Plan of 2006

PROPOSAL #5.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors and the Management for the year 2009

PROPOSAL #6.1: Re-elect Erh-Hsun Chang to the Board          ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #6.2: Re-elect Mr. Kee-lock Chua to the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #7.: Re-elect PricewaterhouseCoopers S.A. as        ISSUER            YES             FOR                  FOR

 the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOWE'S COMPANIES, INC.

  TICKER:                  LOW                 CUSIP:   548661107

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DAVID W. BERNAUER                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LEONARD L. BERRY                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAWN E. HUDSON                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT A. NIBLOCK                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF DELOITTE &        ISSUER            YES             FOR                  FOR

 TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM.

PROPOSAL #03: TO APPROVE AN AMENDMENT TO LOWE'S                 ISSUER            YES             FOR                  FOR

BYLAWS DECREASING THE PERCENTAGE OF SHARES REQUIRED

TO CALL A SPECIAL MEETING OF SHAREHOLDERS.

PROPOSAL #04: SHAREHOLDER PROPOSAL REGARDING REPORT      SHAREHOLDER        YES         ABSTAIN           AGAINST

ON POLITICAL SPENDING.

PROPOSAL #05: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

SEPARATING THE ROLES OF CHAIRMAN AND CEO.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LSI CORPORATION

  TICKER:                  LSI                 CUSIP:   502161102

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: CHARLES A.                   ISSUER            YES             FOR                  FOR

HAGGERTY

PROPOSAL #1B: ELECTION OF DIRECTOR: RICHARD S. HILL           ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JOHN H.F. MINER           ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: ARUN NETRAVALI             ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: MATTHEW J.                   ISSUER            YES             FOR                  FOR

O'ROURKE

PROPOSAL #1F: ELECTION OF DIRECTOR: GREGORIO REYES             ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: MICHAEL G.                   ISSUER            YES             FOR                  FOR

STRACHAN

PROPOSAL #1H: ELECTION OF DIRECTOR: ABHIJIT Y.                   ISSUER            YES             FOR                  FOR

TALWALKAR

PROPOSAL #1I: ELECTION OF DIRECTOR: SUSAN M. WHITNEY         ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE AUDIT COMMITTEE'S                     ISSUER            YES             FOR                  FOR

SELECTION OF OUR INDEPENDENT AUDITORS FOR 2010.

PROPOSAL #03: TO APPROVE OUR AMENDED 2003 EQUITY                ISSUER            YES             FOR                  FOR

INCENTIVE PLAN.

PROPOSAL #04: TO APPROVE OUR AMENDED EMPLOYEE STOCK          ISSUER            YES             FOR                  FOR

PURCHASE PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUXOTTICA GROUP S.P.A.

  TICKER:                  LUX                 CUSIP:   55068R202

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: THE DISTRIBUTION OF DIVIDENDS                         ISSUER            YES             FOR               AGAINST

PROPOSAL #02: THE AUTHORIZATION TO PURCHASE AND SELL         ISSUER            YES             FOR               AGAINST

THE COMPANY'S ORDINARY SHARES

PROPOSAL #03: THE RESTITUTION OF THE MEMBERSHIP OF            ISSUER            YES             FOR               AGAINST

THE BOARD OF STATUTORY AUDITORS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUXOTTICA GROUP S.P.A.

  TICKER:                  LUX                 CUSIP:   55068R202

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #02: THE ALLOCATION OF NET INCOME AND                   ISSUER            YES             FOR               AGAINST

DISTRIBUTION OF DIVIDENDS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUXOTTICA GROUP SPA, BELLUNO

  TICKER:                  N/A                 CUSIP:   T6444Z110

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the distribution of dividends           ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Grant authority to buy and dispose own         ISSUER             NO              N/A                  N/A

shares

PROPOSAL #3.: Appoint the Board of Statutory Auditors        ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUXOTTICA GROUP SPA, BELLUNO

  TICKER:                  N/A                 CUSIP:   T6444Z110

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company's statutory                       ISSUER             NO              N/A                  N/A

financial statements for the YE 31 DEC 2009

PROPOSAL #2: Approve the allocation of net income and        ISSUER             NO              N/A                  N/A

 distribution of dividends

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  M&T BANK CORPORATION

  TICKER:                  MTB                 CUSIP:   55261F104

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: BRENT D. BAIRD                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT J. BENNETT                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: C. ANGELA BONTEMPO                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT T. BRADY                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL D. BUCKLEY                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: T.J. CUNNINGHAM III                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARK J. CZARNECKI                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: COLM E. DOHERTY                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GARY N. GEISEL                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PATRICK W.E. HODGSON                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD G. KING                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JORGE G. PEREIRA                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL P. PINTO                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MELINDA R. RICH                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT E. SADLER, JR.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HERBERT L. WASHINGTON                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT G. WILMERS                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPROVE THE COMPENSATION OF M&T BANK        ISSUER            YES             FOR                  FOR

 CORPORATION'S NAMED EXECUTIVE OFFICERS.

PROPOSAL #03: TO RATIFY THE APPOINTMENT OF                          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM OF M&T BANK

CORPORATION FOR THE YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q57085104

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report of

Macquarie for the YE 31 MAR 2009

PROPOSAL #2.: Adopt the remuneration report of                   ISSUER            YES             FOR                  FOR

Macquarie for the YE 31 MAR 2009

PROPOSAL #3.: Re-elect Mr. H.K. McCann as a voting            ISSUER            YES             FOR                  FOR

Director of Macquarie

PROPOSAL #4.: Ratify, the issue of 20,000,000                     ISSUER            YES             FOR                  FOR

ordinary shares in Macquarie at AUD 27.00 per share

under an institutional private placement on 08 MAY

2009 [the terms and conditions of which are described

 in the explanatory notes on items of business

accompanying the notice of meeting convening this

meeting], for all purposes including for ASX Listing

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE INFRASTRUCTURE GROUP

  TICKER:                  N/A                 CUSIP:   Q5701N102

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, for the purposes of Listing          ISSUER            YES             FOR                  FOR

Rule 10.17 and for all other purposes the amendments

to the Constitution of Macquarie Infrastructure Trust

 (I) to be made by the specified supplemental deed

PROPOSAL #2.: Approve the re-election of Mark Johnson        ISSUER            YES             FOR                  FOR

 as a Director of MIIML

PROPOSAL #S.1: Approve, for the purposes of Listing          ISSUER            YES             FOR                  FOR

Rule 10.17 and for all other purposes the amendments

to the Constitution of Macquarie Infrastructure Trust

 (II) to be made by the specified supplemental deed

PROPOSAL #2.: Approve the re-election Mark Johnson as        ISSUER            YES             FOR                  FOR

 a Director of MIIML

PROPOSAL #1.: Receive and adopt the accounts and                ISSUER            YES             FOR                  FOR

reports of the Directors' and the Auditor's of the

Company for the YE 30 JUN 2009

PROPOSAL #2.: Appoint PricewaterhouseCoopers as the          ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to determine their remuneration

PROPOSAL #3.: Re-elect Dr. Peter Dyer as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #4.: Re-elect Jeffery Conyers as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #S.5: Amend the Bye-Laws as specified                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE INFRASTRUCTURE GROUP

  TICKER:                  N/A                 CUSIP:   Q5701N102

  MEETING DATE:      1/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, for all purposes, the                       ISSUER            YES             FOR                  FOR

Restructure Proposal as specified

PROPOSAL #S.2: Approve that subject to the passing of        ISSUER            YES             FOR                  FOR

 Resolution 1 in the Notice of Meeting convening this

 meeting and Resolution 1 of the meetings of each of

Macquarie Infrastructure Trust (II) and Macquarie

Infrastructure Group International Limited, the

constitution of the Macquarie Infrastructure Trust

(I) is amended, in accordance with the provisions of

the Supplemental Deed Poll in the form as specified;

and authorize the responsible entity of Macquarie

Infrastructure Trust (I) to execute and lodge with

the Australian Securities and Investments Commission

a supplemental deed poll to give effect to these

amendments to the constitution of Macquarie

Infrastructure Trust (I)

PROPOSAL #1.: Approve, for all purposes, the                       ISSUER            YES             FOR                  FOR

Restructure Proposal as specified

PROPOSAL #S.2: Approve that subject to the passing of        ISSUER            YES             FOR                  FOR

 Resolution 1 in the Notice of Meeting convening this

 meeting and Resolution 1 of the meetings of each of

Macquarie Infrastructure Trust (I) and Macquarie

Infrastructure Group International Limited, the

constitution of the Macquarie Infrastructure Trust

(II) is amended, in accordance with the provisions of

 the Supplemental Deed Poll in the form as specified;

 and authorize the responsible entity of Macquarie

Infrastructure Trust (II) to execute and lodge with

the Australian Securities and Investments Commission

a supplemental deed poll to give effect to these

amendments to the constitution of Macquarie

Infrastructure Trust (II)

PROPOSAL #1.: Approve, for all purposes, the                       ISSUER            YES             FOR                  FOR

Restructure Proposal as specified

PROPOSAL #S.2: Approve that subject to the passing of        ISSUER            YES             FOR                  FOR

 Resolution 1 in the Notice of Meeting convening this

 meeting and Resolution 1 of the meetings of each of

Macquarie Infrastructure Trust (I) and Macquarie

Infrastructure Trust (II), the document submitted to

the meeting and as specified is adopted as the Bye-

Laws of the Company with effect on and from the

implementation date (as specified)

PROPOSAL #3.: Approve, subject to the passing of                ISSUER            YES             FOR                  FOR

Resolution 1 in the notice of meeting convening this

meeting, to change the Company's name from Macquarie

Infrastructure Group International Limited to Intoll

International Limited with effect on and from the

implementation date (as specified)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACY'S INC.

  TICKER:                  M                     CUSIP:   55616P104

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: STEPHEN F. BOLLENBACH                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DEIRDRE P. CONNELLY                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MEYER FELDBERG                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SARA LEVINSON                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: TERRY J. LUNDGREN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOSEPH NEUBAUER                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOSEPH A. PICHLER                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOYCE M. ROCHE                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CRAIG E. WEATHERUP                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARNA C. WHITTINGTON                           ISSUER            YES             FOR                  FOR

PROPOSAL #02: THE PROPOSED RATIFICATION OF THE                   ISSUER            YES             FOR                  FOR

APPOINTMENT OF KPMG LLP AS MACY'S INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR

 ENDING JANUARY 29, 2011.

PROPOSAL #03: THE PROPOSED APPROVAL OF AN AMENDMENT          ISSUER            YES             FOR                  FOR

AND RESTATEMENT OF THE COMPANY'S CERTIFICATE OF

INCORPORATION.

PROPOSAL #04: A SHAREHOLDER PROPOSAL REGARDING               SHAREHOLDER        YES         AGAINST               FOR

MAJORITY VOTING IN DIRECTOR ELECTIONS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAGELLAN HEALTH SERVICES, INC.

  TICKER:                  MGLN               CUSIP:   559079207

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MICHAEL P. RESSNER                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL DIAMENT                                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF ERNST & YOUNG LLP AS            ISSUER            YES             FOR                  FOR

INDEPENDENT AUDITORS FOR FISCAL YEAR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAGNA INTL INC

  TICKER:                  N/A                 CUSIP:   559222401

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Frank Stronach as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.2: Election of Hon. J. Trevor Eyton as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Michael D. Harris as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Lady Barbara Judge as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Louis E. Lataif as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Donald Resnick as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Belinda Stronach as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of Franz Vranitzky as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.9: Election of Donald J. Walker as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Election of Siegfried Wolf as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.11: Election of Lawrence D. Worrall as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Re-appoint Ernst & Young LLP as the                ISSUER            YES             FOR                  FOR

Independent Auditors of the Corporation, based on the

 remuneration of the Audit Committee of the Board of

Directors and authorize the Audit Committee to fix

the Independent Auditor's remuneration

PROPOSAL #3: Ratify the 2009 Stock Option Plan and            ISSUER            YES             FOR                  FOR

the conditional grant of options under the 2009 Stock

 Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAGNA INTL INC

  TICKER:                  N/A                 CUSIP:   559222401

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Plan of arrangement (the          ISSUER            YES             FOR                  FOR

Arrangement) under Section 182 of the Business

Corporations Act (Ontario) involving Magna

International Inc. (Magna), Magna E-Car Systems L.P.,

 the Stronach Trust and certain other parties, as

more particularly described in the Management

Information Circular/Proxy Statement dated 31 MAY

2010 (the Circular) (as the Arrangement may be or has

 been modified or amended), and the transactions

contemplated by the transaction agreement dated 06

MAY 2010 among Magna, 446 Holdings Inc. and the

Stronach Trust, the full text of which special

resolution is set forth in Appendix A to the Circular

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MALAYAN BANKING BHD MAYBANK

  TICKER:                  N/A                 CUSIP:   Y54671105

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Company, subject to the            ISSUER            YES             FOR                  FOR

relevant regulatory approvals being obtained,

including but not limited to the approval of the Bank

 Negara Malaysia in relation to the Proposed Dividend

 Reinvestment Plan, to: a) implement the Proposed

Dividend Reinvestment Plan; b) allot and issue such

number of new ordinary shares of MYR 1.00 each in

Maybank (Maybank Shares) for the Proposed Dividend

Reinvestment Plan until the conclusion of the next

AGM, upon such terms and conditions and to or with

such persons as the Directors may, in their absolute

discretion, deem fit and in the interest of the

Company; the said new Maybank Shares shall, upon

allotment and issue, rank pari passu in all respects

with the existing Maybank Shares CONTD.

PROPOSAL #CONTD: CONTD. in issue, save and except              ISSUER             NO              N/A                  N/A

that they shall not be entitled to any dividends,

rights, allotments and/or other distributions, the

entitlement date of which precedes the date of

allotment of the new Maybank Shares to be issued

pursuant to the Proposed Dividend Reinvestment Plan;

for the purpose thereof, entitlement date means the

date as at the close of business on which

shareholders of the Company must be registered in

order to participate in any dividends, rights,

allotments or other distributions; authorize the

Directors and the Secretary of the Company to do all

such acts and enter into all such transactions,

arrangements and documents as may be necessary or

expedient in order to give full effect to the

PROPOSAL #CONTD: CONTD. with full power to assent to         ISSUER             NO              N/A                  N/A

any conditions, modifications, variations and/or

amendments (if any) as may be imposed or agreed to by

 any relevant authorities or consequent upon the

implementation of the said conditions, modifications,

 variations and/or amendments or at the discretion of

 the Directors in the best interest of the Company;

and no information memorandum/ modified prospectus

(as the case may be) pertaining to the Proposed

Dividend Reinvestment Plan shall be issued or sent to

 the shareholders of the Company having registered

address outside Malaysia or who have not provided an

address in Malaysia at which such documents may be

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MALAYSIAN AIRLINES SYSTEM BHD

  TICKER:                  N/A                 CUSIP:   Y56461109

  MEETING DATE:      1/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize MAS, subject to the approvals         ISSUER            YES             FOR                  FOR

of the relevant regulatory authorities and/or

relevant parties being obtained for the Proposed

Acquisitions, to acquire the 6 undelivered Airbus

A380 and bundling of 4 Boeing Aircraft by way of

entering into the following: (i) novation agreement

with Airbus S.A.S. (Airbus) and Penerbangan Malaysia

Berhad (PMB), and letter agreement with PMB for the

acquisition of 6 undelivered Airbus A380 (Proposed

A380 Acquisition); and (ii) supplemental lease

agreements with PMB for the revision of the existing

operating lease rentals for 2 B777 and 2 B747

(collectively referred as the Boeing Aircraft)

payable to PMB and conditional sale and purchase

agreements with PMB for the sale of the Boeing

Aircraft to MAS (collectively referred to as

PROPOSAL #2: Authorize the Board, subject to the                ISSUER            YES             FOR                  FOR

approvals of the relevant regulatory authorities

and/or relevant parties being obtained for the

Proposed Rights Issue, to allot (whether

provisionally or otherwise) and issue by way of a

renounceable rights issue of up to 1,905,962,767 new

MAS Shares pursuant to the Proposed Rights Issue

(Rights Shares) at an issue price of MYR 1.60 for

each Rights Share to the ordinary shareholders of the

 Company, whose names appear in the Record of

Depositors of the Company as at 5.00 p.m. on an

entitlement date to be determined and announced later

 by the Board, or their renouncees on the basis of 1

Rights Share for every 1 existing MAS Share held; and

 the Rights Shares shall, upon allotment and issue,

rank equally in all respects with the existing...CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MALAYSIAN AIRLINES SYSTEM BHD

  TICKER:                  N/A                 CUSIP:   Y56461109

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2009 and the reports of Directors

 and Auditors thereon

PROPOSAL #2: Re-elect Dato Mohamed Azman bin Yahya as        ISSUER            YES             FOR                  FOR

 a Director, who retires pursuant to Article 139 of

the Company's Articles of Association

PROPOSAL #3: Re-elect Tengku Dato Azmil Zahruddin bin        ISSUER            YES             FOR                  FOR

 Raja Abdul Aziz as a Director, who retires pursuant

to Article 139 of the Company's Articles of

PROPOSAL #4: Re-elect Datuk Seri Panglima Mohd Annuar        ISSUER            YES             FOR                  FOR

 bin Zaini as a Director, who retires pursuant to

Article 139 of the Company's Articles of Association

PROPOSAL #5: Re-appoint, pursuant to section 129(6)          ISSUER            YES             FOR                  FOR

of the Companies Act, 1965, Dato N. Sadasivan a/l

N.N. Pillay as a Director of the Company, until the

PROPOSAL #6: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

for the FYE 31 DEC 2009

PROPOSAL #7: Re-appoint Messrs. Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors of the Company for the FYE 31 DEC 2010 and

authorize the Directors to fix their remuneration

PROPOSAL #8: Authorize the Board of Directors,                   ISSUER            YES             FOR                  FOR

subject to the Companies Act, 1965 (the Act), the

Articles of Association of the Company, approval from

 the Bursa Malaysia Securities Berhad and other

government or regulatory bodies, where such approval

is necessary, pursuant to Section 132D of the Act, to

 issue shares in the capital of the Company at any

time upon such terms and conditions and for such

purposes as the Directors may in their discretion

deem fit, provided always that the aggregate number

of shares to be issued shall not exceed 10% of the

issued share capital of the Company and authority

expires until the conclusion of the next AGM of the

PROPOSAL #S.9: Approve that the proposed amendments          ISSUER            YES             FOR                  FOR

to the Articles of Association of the Company as

specified and authorize the Directors of the Company

to assent to any modifications, variations and/or

amendments as may be considered necessary to give

full effect to the Proposed Amendments to the

Articles of Association of the Company

PROPOSAL #10: Transact any other ordinary business             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MALAYSIAN AIRLINES SYSTEM BHD

  TICKER:                  N/A                 CUSIP:   Y56461109

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, at any time and         ISSUER            YES         AGAINST           AGAINST

from time to time, to offer and grant to Tengku Dato'

 Azmil Zahruddin bin Raja Abdul Aziz, the Managing

Director/ Chief Executive Officer of MAS, additional

Options to subscribe for up to 11,889,000 new shares

under the existing MAS ESOS, subject to such terms

and conditions of, and/or any adjustments which may

be made in accordance with the provisions of the By

Laws governing the MAS ESOS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MALAYSIAN AIRLINES SYSTEM BHD

  TICKER:                  N/A                 CUSIP:   Y56461133

  MEETING DATE:      1/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: That subject to the approvals of the              ISSUER             NO              N/A                  N/A

relevant regulatory authorities and/or relevant

parties being obtained for the Proposed Acquisitions,

 approval be and is here by given for MAS to acquire

the 6 undelivered Airbus A380 and bundling of 4

Boeing Aircraft by way of entering into the

following: (i) novation agreement with Airbus S.A.S.

(Airbus) and Penerbangan Malaysia Berhad (PMB), and

letter agreement with PMB for the acquisition of 6

undelivered Airbus A380 (Proposed A380 Acquisition);

and (ii) supplemental lease agreements with PMB for

the revision of the existing operating lease rentals

for 2 B777 and 2 B747 (collectively referred as the

Boeing Aircraft) payable to PMB and conditional sale

and purchase agreements with PMB for the sale of the

Boeing Aircraft to MAS (collectively referred to as

the 'Proposed Boeing Aircraft Bundling'),

(collectively, referred to as the 'Agreements') for a

 consideration of MYR 3.19 billion payable to PM

PROPOSAL #2: Authorize the Board, subject to the                ISSUER            YES             FOR                  FOR

approvals of the relevant regulatory authorities

and/or relevant parties being obtained for the

Proposed Rights Issue, to allot (whether

provisionally or otherwise) and issue by way of a

renounceable rights issue of up to 1,905,962,767 new

MAS Shares pursuant to the Proposed Rights Issue

(Rights Shares) at an issue price of MYR 1.60 for

each Rights Share to the ordinary shareholders of the

 Company, whose names appear in the Record of

Depositors of the Company as at 5.00 p.m. on an

entitlement date to be determined and announced later

 by the Board, or their renouncees on the basis of 1

Rights Share for every 1 existing MAS Share held; and

 the Rights Shares shall, upon allotment and issue,

rank equally in all respects with the existing MAS

Shares, except that they shall not be entitled to any

 dividend, right, allotment and/or other

distributions, the entitlement date of which

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MALAYSIAN AIRLINES SYSTEM BHD

  TICKER:                  N/A                 CUSIP:   Y56461133

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2009 and the reports of Directors

 and the Auditors thereon

PROPOSAL #2: Re-elect Dato' Mohamed Azman Bin Yahya          ISSUER            YES             FOR                  FOR

as a Director, who retires pursuant to Article 139 of

 the Company's Articles of Association

PROPOSAL #3: Re-elect Tengku Dato' Azmil Zahruddin            ISSUER            YES             FOR                  FOR

Bin Raja Abdul Aziz as a Director, who retires

pursuant to Article 139 of the Company's Articles of

PROPOSAL #4: Re-elect Datuk Seri Panglima Mohd Annuar        ISSUER            YES             FOR                  FOR

 Bin Zaini as a Director, who retires pursuant to

Article 139 of the Company's Articles of Association

PROPOSAL #5: Re-appoint Dato' N. Sadasivan a/I N.N.          ISSUER            YES             FOR                  FOR

Pillay as a Director of the Company, retiring

pursuant to Section 129(6) of the Companies Act,

1965, to hold office until next AGM

PROPOSAL #6: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

for the FYE 31 DEC 2009

PROPOSAL #7: Re-appoint Messrs. Ernst and Young as            ISSUER            YES             FOR                  FOR

the Auditors of the Company for the FYE 31 DEC 2010

and authorize the Directors to fix their remuneration

PROPOSAL #8: Authorize the Board of Directors,                   ISSUER            YES             FOR                  FOR

subject to the Companies Act, 1965 (the Act), the

Articles of Association of the Company, approval from

 the Bursa Malaysia Securities Berhad and other

government or regulatory bodies, where such approval

is necessary, pursuant to Section 132D of the Act, to

 issue shares in the capital of the Company at any

time upon such terms and conditions and for such

purposes as the Directors may in their discretion

deem fit, provided always that the aggregate number

of shares to be issued shall not exceed 10% of the

issued share capital of the Company;  Authority shall

 continue to be in force until the conclusion of the

next AGM of the Company

PROPOSAL #S.9: Approve the proposed amendments to the        ISSUER            YES             FOR                  FOR

 Articles of Association of the Company as specified

and authorize the Directors of the Company to assent

to any modifications, variations and/or amendments as

 may be considered necessary to give full effect to

the Proposed Amendments to the Articles of

Association of the Company

PROPOSAL #10: Transact any other ordinary business             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAN GROUP PLC

  TICKER:                  N/A                 CUSIP:   G5790V156

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the 'Directors', 'Auditors'              ISSUER            YES             FOR                  FOR

reports and the financial statements for the YE 31

MAR 2009

PROPOSAL #2.: Approve the remuneration report for the        ISSUER            YES             FOR                  FOR

 YE 31 MAR 2009

PROPOSAL #3.: Declare a final dividend of 15.47 pence        ISSUER            YES             FOR                  FOR

 per ordinary share giving a total of 27.36 pence per

 ordinary share for the YE 31 MAR 2009

PROPOSAL #4.: Re-appoint Mr. Jon Aisbitt as the                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5.: Re-appoint Mr. Peter Clarke as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company to hold office from

the conclusion of this meeting until the conclusion

of the next AGM at which accounts are laid before the

PROPOSAL #7.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #8.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company from USD

681,010,434.49209 and GBP 50,000 to USD

698,010,434.49209 and GBP 50,000 by the creation of

495,829,201 ordinary shares of 3 3/7 US cents each

ranking pari passu in all respects with the existing

ordinary shares of 3 3/7 US cents in the capital of

PROPOSAL #9.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to Section 80 of the Companies Act 1985

[the Act] to exercise all the powers of the Company

to allot relevant securities [within the meaning of

Section 80 of the Act]: [a] up to a nominal amount of

 USD 19,520,845; and [b] comprising equity securities

 [within the meaning of Section 94 of the Act] up to

a nominal amount of USD 39,041,690 [such amount to be

 reduced by the nominal amount of any relevant

securities issued under paragraph [a] of this

Resolution 9] in connection with an offer by way of a

 rights issue: [i] to ordinary shareholders in

proportion [as nearly as may be practicable] to their

 existing holdings; and [ii] to holders of other

equity securities, as required by the rights of those

 securities or, subject to such rights, as the

Directors of the Company otherwise consider

necessary, and so that the Directors of the Company

may impose any limits or restrictions and make any

arrangements which they consider necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in, or under the laws of, any

territory or any other matter, [Authority expires the

 earlier of the conclusion of the AGM of the Company

unless previously renewed, varied or revoked by the

Company in GM]; and the directors of the Company may

allot relevant securities under any such offer or

agreement as if the authority conferred hereby had

PROPOSAL #S.10: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company pursuant to Section 95 of the Companies Act

1985 [the Act], to allot equity securities [within

the meaning of Section 94[2] of the Act] wholly for

cash pursuant to the general authorities conferred by

 Resolution 9 and/or where the allotment constitutes

an allotment of equity securities by virtue of

Section 94 [3A] of the Act, in each case free of the

restriction in Section 89[1] of the Act, such power

to be limited to: a]the allotment of equity

securities in connection with an offer of equity

securities [but in the case of an allotment pursuant

to the authority granted under paragraph [b] of

Resolution 9, such power shall be limited to the

allotment of equity securities in connection with an

offer by way of a rights issue only]: [i] to ordinary

 shareholders in proportion [as nearly as may be

practicable] to their existing shareholdings; and

[ii] to the holders of other equity securities, as

required by the rights of those securities or,

subject to such rights, as the Directors of the

Company otherwise consider necessary, and so that the

 Directors of the Company may impose any limits or

restrictions and make any arrangements which it

considers necessary or appropriate to deal with

treasury shares, fractional entitlements, record

dates, legal, regulatory or practical problems in, or

 under the laws of, any territory or any other

matter; b]and the allotment of equity securities

pursuant to the authority granted under paragraph [a]

 of Resolution 9 and/or an allotment which

constitutes an allotment of equity securities by

virtue of Section 94 [3A] of the Act [in each case,

otherwise than in the circumstances set out in

paragraph [a] of this Resolution 10] up to an

aggregate nominal amount of USD 2,928,127, such power

 to apply [Authority expires the earlier of the

conclusion of the AGM of the Company unless

previously renewed, varied or revoked by the Company

after the date of the passing of this resolution or

08 OCT 2010] and the Directors of the Company may

allot equity securities under any such offer or

PROPOSAL #S.11: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

Section 166 of the Companies Act 1985 [the Act] to

make market purchases [within the meaning of Section

163 of the Act] on the London Stock Exchange of

ordinary shares of 3 3/7 US cents each [ordinary

shares] provided that: [i] the maximum aggregate

number of ordinary shares that may be purchased is

170,805,967; in substitution for all existing powers,

 the Company;[ii] the minimum price[exclusive of

expenses] which may be paid for an ordinary share is

3 3/7 US cents or the sterling equivalent of 3 3/7 US

 cents;[iii] the maximum price[exclusive of expenses]

 which may be paid for each ordinary share is higher

of:[a] 105% of the average market value of an

ordinary share in the Company for the 5 business days

 prior to the day the purchase is made; and the value

 of an ordinary share calculated on the basis of the

higher of the price quoted for [a] the last

independent trade of; and [b] the highest current

independent bid for any number of the Company's

ordinary shares on the London Stock Exchange;

[Authority expires on the conclusion of the next

Annual General Meeting of the Company or on the

earlier of 08 JAN 2011] and the Company may make a

purchase of ordinary shares in pursuance of any such

contract as if the authority conferred by this

PROPOSAL #S.12: Authorize the Directors to call                 ISSUER            YES             FOR                  FOR

general meetings of the Company other than AGM on not

 less than 14 clear days' notice, [Authority shall

expire at the conclusion of the next AGM of the

Company after the passing of this resolution]

PROPOSAL #S.13: Approve and authorize the terms of            ISSUER            YES             FOR                  FOR

the proposed contract [a draft of which has been

produced to the meeting and initialled by the

Chairman of the meeting for the purpose of

identification only] between the Company and all the

holders of deferred dollar shares of 0.001 US cent

each in the capital of the Company [the deferred

dollar shares], which will be executed by a Director

or officer of the Company on behalf of such holders

in accordance with Article 167[F][1] of the Articles

of Association of the Company, pursuant to which the

Company will purchase all of the deferred dollar

shares in issue, for the purposes of section 164 of

the Companies Act 1985 [as amended] and otherwise,

but so that such approval and [authority shall expire

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MANDARIN ORIENTAL INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   G57848106

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements and the        ISSUER            YES             FOR                  FOR

 independent Auditor's report for the YE 31 DEC 09

and to declare a final dividend

PROPOSAL #2: Re-election of Stuart Dickie as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3: Re-election of Mark Greenberg as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #4: Re-election of Lord Leach Of Fairford as        ISSUER            YES         AGAINST           AGAINST

 a Director

PROPOSAL #5: Re-election of Lord Powell Of Bayswater         ISSUER            YES         AGAINST           AGAINST

as a Director

PROPOSAL #6: Re-election of Percy Weatherrall as a            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #7: Re-election of Giles White as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8: Re-appointment of the Auditors and to            ISSUER            YES         AGAINST           AGAINST

authorize the Directors to fix their remuneration

PROPOSAL #9: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot or issue share and to make and grant offers,

 agreements and options which would or might require

shares to be allotted, issued or disposed of during

or after the end of the relevant period up to an

aggregate nominal amount of USD 16.5 million, be and

is hereby generally and unconditionally approved; the

 aggregate nominal amount of share capital allotted

or agreed conditionally or unconditionally to be

allotted wholly for cash by the Directors pursuant to

 the approval in the resolution 'A'., otherwise

pursuant to a rights issue, or the issue of shares

pursuant to the Company's employee share purchase

trust shall not exceed USD 2.5 Million and the said

approval shall be limited accordingly

PROPOSAL #10: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to purchase its own shares, subject to and in

accordance with the applicable laws and regulations

during the relevant period be and is hereby generally

 and unconditionally approved; the aggregate nominal

amount of shares of the Company which the Company may

 purchase pursuant to the approval in resolution

'A'., shall be less than 15% of the aggregate nominal

 amount of the existing issued share capital of the

Company at the date of this meeting, and such

approval shall be limited accordingly; the approval

in resolution 'A '., where permitted by applicable

laws and regulations and subject to the limitation in

 resolution 'B'., extend to permit the purchase of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARKEL CORPORATION

  TICKER:                  MKL                 CUSIP:   570535104

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: J. ALFRED BROADDUS, JR.                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DOUGLAS C. EBY                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEWART M. KASEN                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALAN I. KIRSHNER                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LEMUEL E. LEWIS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DARRELL D. MARTIN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANTHONY F. MARKEL                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEVEN A. MARKEL                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAY M. WEINBERG                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DEBORA J. WILSON                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE SELECTION OF KPMG LLP BY         ISSUER            YES             FOR                  FOR

THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AS THE

COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING

FIRM FOR THE YEAR ENDING DECEMBER 31, 2010.

PROPOSAL #03: TO APPROVE PERFORMANCE CRITERIA UNDER          ISSUER            YES             FOR                  FOR

THE MARKEL CORPORATION EXECUTIVE BONUS PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAROC TELECOM, MAROC

  TICKER:                  N/A                 CUSIP:   F6077E108

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Executive Boards report;            ISSUER             NO              N/A                  N/A

grant authority for the IAMS Buy Back Program with

view of adjusting the stock's market price, the main

characteristics of this program are as follows,

maximum quantity of shares 16,000,000 shares i.e.,

1.82 of the capital, maximum amount of the Buy Back

Program MAD 3.4 billion program's period 18 months

transactions calendar from 10 DEC 2009 to 10 JUN

2011, intervention price minimum sell price per share

 MAD 130, maximum purchase price per share MAD 210

PROPOSAL #2.: Powers                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAROC TELECOM, MAROC

  TICKER:                  N/A                 CUSIP:   F6077E108

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the validation of the Company's         ISSUER             NO              N/A                  N/A

financials as of 31 DEC 2009

PROPOSAL #2: Approve the consolidated accounts as of         ISSUER             NO              N/A                  N/A

31 DEC 2009

PROPOSAL #3: Approve the validation of regulated                ISSUER             NO              N/A                  N/A

conventions with regards to Article 95 of the Law

2005 Governing Joint Stock Companies

PROPOSAL #4: Approve the validation of profits                   ISSUER             NO              N/A                  N/A

allocation payment of a dividend of MAD 10.31 per

share the dividend will be paid starting 31 MAY 2010

PROPOSAL #5: Ratify the renewal of M. Philippe Capron        ISSUER             NO              N/A                  N/A

 as a Supervisory Board members mandate for a period

of 6 years

PROPOSAL #6: Ratify M. Moulay Taieb Cherkaouis                   ISSUER             NO              N/A                  N/A

cooptation as a member of the Supervisory Board in

replacement of M. Chakib Benmoussa

PROPOSAL #7: Ratify M. Gerard Bremonds cooptation as         ISSUER             NO              N/A                  N/A

a member of the Supervisory Board in replacement of

M. Frank Esser

PROPOSAL #8: Ratify the renewal of Cabinet KPMGS                ISSUER             NO              N/A                  N/A

mandate as the statutory Auditor for a period of 3

years

PROPOSAL #9: Grant full powers to the holder of a              ISSUER             NO              N/A                  N/A

copy or a certified true copy of the general meetings

 minute in order to perform the necessary formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARUBENI CORPORATION

  TICKER:                  N/A                 CUSIP:   J39788138

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARUI GROUP CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J40089104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MATICHON PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y5898U142

  MEETING DATE:      9/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the minutes of the          ISSUER            YES             FOR                  FOR

AGM of shareholders No.1/2009

PROPOSAL #2.: Approve to add objectives and amend the        ISSUER            YES             FOR                  FOR

 Memorandum of Association

PROPOSAL #3.: Other matters (if any)                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MATICHON PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y5898U142

  MEETING DATE:      12/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the minutes of the EGM No. 1/2009        ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Authorize the Company to purchase the          ISSUER            YES             FOR                  FOR

assets from Pikanesh Printing Center Company Limited

including any transactions related to the said

transaction, which is considered as a connected

transaction

PROPOSAL #3.: Other matters                                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MATICHON PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y5898U142

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to certify the minutes of the            ISSUER            YES             FOR                  FOR

EGM No. 2/2009

PROPOSAL #2: Acknowledge the performance of the                 ISSUER            YES             FOR                  FOR

Company for the year 2009

PROPOSAL #3: Approve the balance sheet and the profit        ISSUER            YES             FOR                  FOR

 and loss statement for the YE 31 DEC 2009

PROPOSAL #4: Approve the payment of the dividend for         ISSUER            YES             FOR                  FOR

the year 2009

PROPOSAL #5: Appoint the Directors in place of those         ISSUER            YES             FOR                  FOR

who retires by rotation and the new

PROPOSAL #6: Approve to change the signatory                       ISSUER            YES             FOR                  FOR

authority to bind the Company

PROPOSAL #7: Approve the remuneration of the                       ISSUER            YES             FOR                  FOR

Directors for the year 2010

PROPOSAL #8: Appointment of the Auditors and approve         ISSUER            YES             FOR                  FOR

their fee for the year 2010

PROPOSAL #9: Other issues  if any                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MBIA INC.

  TICKER:                  MBI                 CUSIP:   55262C100

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: JOSEPH W. BROWN           ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: DAVID A. COULTER         ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: CLAIRE L. GAUDIANI      ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: DANIEL P. KEARNEY        ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: KEWSONG LEE                  ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: LAURENCE H. MEYER        ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: CHARLES R.                   ISSUER            YES             FOR                  FOR

RINEHART

PROPOSAL #1H: ELECTION OF DIRECTOR: THEODORE SHASTA           ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: RICHARD C. VAUGHAN      ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPROVE THE COMPANY'S ANNUAL                     ISSUER            YES             FOR                  FOR

INCENTIVE PLAN FOR PURPOSES OF SECTION 162(M) OF THE

INTERNAL REVENUE CODE.

PROPOSAL #03: RESOLVED, THAT THE SHAREHOLDERS SUPPORT        ISSUER            YES             FOR                  FOR

 THE PERFORMANCE BONUS PAID TO THE COMPANY'S CHIEF

EXECUTIVE OFFICER FOR 2009.

PROPOSAL #04: RESOLVED, THAT THE SHAREHOLDERS SUPPORT        ISSUER            YES             FOR                  FOR

 THE COMPENSATION PAID TO THE COMPANY'S SENIOR

EXECUTIVES AS A WHOLE FOR 2009.

PROPOSAL #05: TO RATIFY THE SELECTION OF                              ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP, CERTIFIED PUBLIC

ACCOUNTANTS, AS INDEPENDENT AUDITORS FOR THE YEAR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MBK PUBLIC COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   Y5925E111

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the minutes of the          ISSUER            YES             FOR                  FOR

AGM 2008

PROPOSAL #2.: Receive the report of the 2008 to 2009         ISSUER            YES             FOR                  FOR

Company's performance and the interim dividend payment

PROPOSAL #3.: Approve the balance sheet and income            ISSUER            YES             FOR                  FOR

statement for the FYE 30 JUN 2009

PROPOSAL #4.: Approve the allocation of profit                   ISSUER            YES             FOR                  FOR

dividend payment and the remuneration for the Board

of Directors

PROPOSAL #5.: Appoint the Directors to replace those         ISSUER            YES             FOR                  FOR

whose Tenures End

PROPOSAL #6.: Approve the remuneration for the Board         ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #7.: Appoint an Auditor and approve to fix          ISSUER            YES             FOR                  FOR

the Audit Fee for the year 2008 to 2009

PROPOSAL #8.: Amend the Section 51 of the Company's          ISSUER            YES             FOR                  FOR

Regulation of Association by cancel the detail of

Section 51 and replace by the detail of Section 52

into Section 51 therefore Section 52 would be

PROPOSAL #9.: Other [if any]                                                   ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MBK PUBLIC COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   Y5925E111

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the minutes of the AGM of                   ISSUER            YES             FOR                  FOR

shareholders 2009

PROPOSAL #2: Acknowledge the connected transactions          ISSUER            YES             FOR                  FOR

of MBK and its subsidiaries in the last 6 month from

NOV 2009 to APR 2010

PROPOSAL #3: Approve the connected transaction of the        ISSUER            YES             FOR                  FOR

 purchasing of vacant land plots and the right to

lease the land plots together with an office building

 from thana chart group by auction

PROPOSAL #4: Approve the issuance of debenture not            ISSUER            YES             FOR                  FOR

exceeding BAHT 5,000 million

PROPOSAL #5: Other (if any)                                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEADWESTVACO CORPORATION

  TICKER:                  MWV                 CUSIP:   583334107

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: MICHAEL E.                   ISSUER            YES             FOR                  FOR

CAMPBELL

PROPOSAL #1B: ELECTION OF DIRECTOR: DR. THOMAS W.              ISSUER            YES             FOR                  FOR

COLE, JR.

PROPOSAL #1C: ELECTION OF DIRECTOR: JAMES G. KAISER           ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: RICHARD B. KELSON        ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: JAMES M. KILTS             ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: SUSAN J. KROPF             ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: DOUGLAS S. LUKE           ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: JOHN A. LUKE, JR.        ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: ROBERT C.                     ISSUER            YES             FOR                  FOR

MCCORMACK

PROPOSAL #1J: ELECTION OF DIRECTOR: TIMOTHY H. POWERS        ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: EDWARD M. STRAW           ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: JANE L. WARNER             ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR 2010.

PROPOSAL #03: STOCKHOLDER PROPOSAL REGARDING SPECIAL    SHAREHOLDER        YES         AGAINST               FOR

SHAREHOLDER MEETINGS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEDCO HEALTH SOLUTIONS, INC.

  TICKER:                  MHS                 CUSIP:   58405U102

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: HOWARD W. BARKER,        ISSUER            YES             FOR                  FOR

 JR.

PROPOSAL #1B: ELECTION OF DIRECTOR: JOHN L. CASSIS             ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: MICHAEL GOLDSTEIN        ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: CHARLES M. LILLIS        ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: MYRTLE S. POTTER         ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: WILLIAM L. ROPER         ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: DAVID B. SNOW, JR.      ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: DAVID D. STEVENS         ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: BLENDA J. WILSON         ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR

THE 2010 FISCAL YEAR

PROPOSAL #03: APPROVAL OF AN AMENDMENT TO THE                     ISSUER            YES             FOR                  FOR

CERTIFICATE OF INCORPORATION TO PERMIT SHAREHOLDERS

TO CALL SPECIAL MEETINGS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEDIASET SPA, COLOGNO MONZESE

  TICKER:                  N/A                 CUSIP:   T6688Q107

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement at 31            ISSUER             NO              N/A                  N/A

DEC 2009, report of the Board of Directors, of the

Board of Auditors and Independent Auditors,

presentation of consolidated financial statement at

PROPOSAL #2: Approve the distribution of profits, any        ISSUER             NO              N/A                  N/A

 adjournment thereof

PROPOSAL #3: Approve the supplement to the                          ISSUER             NO              N/A                  N/A

appointment of Independent Auditors Reconta Ernst &

Young S.p.A. by resolution of the general meeting on

16 APR 2008; pertinent resolutions

PROPOSAL #4: Grant authority to share buyback and              ISSUER             NO              N/A                  N/A

sale, any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MERCK & CO., INC.

  TICKER:                  MRK                 CUSIP:   589331107

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: PROPOSAL TO APPROVE THE AGREEMENT AND          ISSUER            YES             FOR                  FOR

PLAN OF MERGER, DATED AS OF MARCH 8, 2009, BY AND

AMONG MERCK & CO., INC., SCHERING-PLOUGH CORPORATION,

 SP MERGER SUBSIDIARY ONE, INC. (FORMERLY BLUE, INC.)

 AND SP MERGER SUBSIDIARY TWO, INC. (FORMERLY PURPLE,

 INC.), AS IT MAY BE AMENDED.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MERCK & CO., INC.

  TICKER:                  MRK                 CUSIP:   58933Y105

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: LESLIE A. BRUN             ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: THOMAS R. CECH             ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: RICHARD T. CLARK         ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: THOMAS H. GLOCER         ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: STEVEN F.                     ISSUER            YES             FOR                  FOR

GOLDSTONE

PROPOSAL #1F: ELECTION OF DIRECTOR: WILLIAM B.                   ISSUER            YES             FOR                  FOR

HARRISON, JR.

PROPOSAL #1G: ELECTION OF DIRECTOR: HARRY R. JACOBSON        ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: WILLIAM N. KELLEY        ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: C. ROBERT KIDDER         ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: ROCHELLE B.                 ISSUER            YES             FOR                  FOR

LAZARUS

PROPOSAL #1K: ELECTION OF DIRECTOR: CARLOS E. REPRESAS      ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: PATRICIA F. RUSSO        ISSUER            YES             FOR                  FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: THOMAS E. SHENK           ISSUER            YES             FOR                  FOR

PROPOSAL #1N: ELECTION OF DIRECTOR: ANNE M. TATLOCK           ISSUER            YES             FOR                  FOR

PROPOSAL #1O: ELECTION OF DIRECTOR: CRAIG B. THOMPSON        ISSUER            YES             FOR                  FOR

PROPOSAL #1P: ELECTION OF DIRECTOR: WENDELL P. WEEKS         ISSUER            YES             FOR                  FOR

PROPOSAL #1Q: ELECTION OF DIRECTOR: PETER C. WENDELL         ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF THE         ISSUER            YES             FOR                  FOR

COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING

FIRM FOR 2010.

PROPOSAL #03: PROPOSAL TO ADOPT THE 2010 INCENTIVE            ISSUER            YES             FOR                  FOR

STOCK PLAN.

PROPOSAL #04: PROPOSAL TO ADOPT THE 2010 NON-EMPLOYEE        ISSUER            YES             FOR                  FOR

 DIRECTORS STOCK OPTION PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MERCURY GENERAL CORPORATION

  TICKER:                  MCY                 CUSIP:   589400100

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: GEORGE JOSEPH                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARTHA E. MARCON                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DONALD R. SPUEHLER                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD E. GRAYSON                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DONALD P. NEWELL                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BRUCE A. BUNNER                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: NATHAN BESSIN                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL D. CURTIUS                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GABRIEL TIRADOR                                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RE-APPROVE THE MATERIAL TERMS OF THE        ISSUER            YES             FOR                  FOR

 PERFORMANCE CRITERIA UNDER THE MERCURY GENERAL

CORPORATION 2005 EQUITY PARTICIPATION PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METRO INC MEDIUM TERM NTS CDS

  TICKER:                  N/A                 CUSIP:   59162N109

  MEETING DATE:      1/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Marc DeSerres, Claude Dussault,          ISSUER            YES             FOR                  FOR

Serge Ferland, Paule Gauthier, Paul Gobeil, Christian

 W.E. Haub, Michel Labonte, Eric R. La Fleche, Pierre

 H. Lessard, Marie-Jose Nadeau, Christian M. Paupe,

Real Raymond, Michael T. Rosicki, Bernard A. Roy as

the Directors

PROPOSAL #2.: Appoint the Auditors                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METSO CORPORATION

  TICKER:                  N/A                 CUSIP:   X53579102

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of a person to scrutinize the          ISSUER             NO              N/A                  N/A

minutes and count the votes

PROPOSAL #4: Recording the legality and quorum of the        ISSUER             NO              N/A                  N/A

 meeting

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the group financial                ISSUER             NO              N/A                  N/A

statements, annual report and the Auditors' report

for the year 2009

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8.1: Approve to pay dividend of EUR 0.70           ISSUER            YES             FOR                  FOR

per share

PROPOSAL #8.2: Authorize the Board to decide donation        ISSUER            YES             FOR                  FOR

 of EUR 2,500,000 to Universities

PROPOSAL #9: Grant discharge from liability                         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the remuneration of the Board          ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11: Approve the number of Board Members               ISSUER            YES             FOR                  FOR

PROPOSAL #12: Re-elect M. L. Friman, C. Gardell, Y.          ISSUER            YES             FOR                  FOR

Neuvo, P. Rudengren and J. Viinanen and election of

E. Pehu-Lehtonen and M. Von Frenckell as the new

Members of the Board

PROPOSAL #13: Approve the remuneration of the Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #14: Election of the Auditor                                    ISSUER            YES             FOR                  FOR

PROPOSAL #15: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

acquiring  the Company's own shares

PROPOSAL #16: Authorize the Board to decide on share         ISSUER            YES             FOR                  FOR

issue and granting special rights

PROPOSAL #17: Amend Article 8 of Articles of                       ISSUER            YES             FOR                  FOR

Association

PROPOSAL #18: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S  SOLIDIUM  PROPOSAL: approve to

establish a Nomination Committee

PROPOSAL #19: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MGIC INVESTMENT CORPORATION

  TICKER:                  MTG                 CUSIP:   552848103

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: JAMES A. ABBOTT           ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: THOMAS M. HAGERTY        ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: MICHAEL E. LEHMAN        ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVE THE RIGHTS AGREEMENT BY AND              ISSUER            YES             FOR                  FOR

BETWEEN MGIC INVESTMENT CORPORATION AND WELLS FARGO

BANK, NATIONAL ASSOCIATION, AS AMENDED THROUGH

DECEMBER 29, 2009.

PROPOSAL #03: RATIFY THE APPOINTMENT OF                               ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM OF MGIC INVESTMENT

CORPORATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MGM MIRAGE

  TICKER:                  MGM                 CUSIP:   552953101

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: ROBERT H. BALDWIN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM A. BIBLE                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BURTON M. COHEN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIE D. DAVIS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KENNY C. GUINN                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALEXIS M. HERMAN                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROLAND HERNANDEZ                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KIRK KERKORIAN                                     ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: ANTHONY MANDEKIC                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROSE MCKINNEY-JAMES                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES J. MURREN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DANIEL J. TAYLOR                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MELVIN B. WOLZINGER                             ISSUER            YES             FOR                  FOR

PROPOSAL #2: TO RATIFY THE SELECTION OF THE                        ISSUER            YES             FOR                  FOR

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE

 YEAR ENDING DECEMBER 31, 2010.

PROPOSAL #3: TO AMEND AND RESTATE THE CERTIFICATE OF         ISSUER            YES             FOR                  FOR

INCORPORATION OF THE COMPANY TO CHANGE THE NAME OF

THE COMPANY FROM MGM MIRAGE TO MGM RESORTS

PROPOSAL #4: TO CONSIDER A STOCKHOLDER PROPOSAL IF        SHAREHOLDER        YES         ABSTAIN           AGAINST

PRESENTED AT THE ANNUAL MEETING.

PROPOSAL #5: TO TRANSACT SUCH OTHER BUSINESS AS MAY          ISSUER            YES         AGAINST           AGAINST

PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS

THEREOF.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MICHAEL PAGE INTERNATIONAL PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G68694119

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts and the reports of         ISSUER            YES             FOR                  FOR

the Directors and Auditors thereon

PROPOSAL #2: Approve to declare a final dividend                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Sir Adrian Montague as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4: Re-elect Charles-Henri Dumon as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5: Receive and approve the report on                   ISSUER            YES             FOR                  FOR

Directors' remuneration

PROPOSAL #6: Re-appointment of Deloitte LLP as                   ISSUER            YES             FOR                  FOR

Auditors and to authorize the audit committee to fix

their remuneration

PROPOSAL #7: Authorize the Company and its                          ISSUER            YES             FOR                  FOR

subsidiaries to make political donations in

accordance with S366 and S367 of the Companies Act

PROPOSAL #S.8: Approve and adopt the new Articles of         ISSUER            YES             FOR                  FOR

Association of the company

PROPOSAL #9: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

pursuant to section S551 of the companies Act 2006

PROPOSAL #S.10: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.12: Approve the length of notice to                 ISSUER            YES             FOR                  FOR

convene general meetings

PROPOSAL #13: Approve the executive share option                ISSUER            YES             FOR                  FOR

scheme

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MICROCHIP TECHNOLOGY INCORPORATED

  TICKER:                  MCHP               CUSIP:   595017104

  MEETING DATE:      8/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: STEVE SANGHI                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALBERT J. HUGO-MARTINEZ                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: L.B. DAY                                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MATTHEW W. CHAPMAN                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WADE F. MEYERCORD                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: AMENDMENT AND RESTATEMENT OF OUR 2004          ISSUER            YES             FOR                  FOR

EQUITY INCENTIVE PLAN TO I) MODIFY THE AUTOMATIC

GRANT PROVISIONS WITH RESPECT TO EQUITY COMPENSATION

FOR NON-EMPLOYEE DIRECTORS TO PROVIDE FOR ANNUAL

AWARDS OF OPTIONS AND RESTRICTED STOCK UNITS (RSUS),

AND (II) REVISE THE DEFINITION OF PERFORMANCE GOALS

FOR PURPOSES OF SECTION 162(M) OF THE INTERNAL

REVENUE CODE.

PROPOSAL #03: PROPOSAL TO RATIFY THE APPOINTMENT OF          ISSUER            YES             FOR                  FOR

ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM OF MICROCHIP FOR THE FISCAL

YEAR ENDING MARCH 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MICROSOFT CORPORATION

  TICKER:                  MSFT               CUSIP:   594918104

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: ELECTION OF DIRECTOR: WILLIAM H. GATES         ISSUER            YES             FOR                  FOR

III

PROPOSAL #02: ELECTION OF DIRECTOR: STEVEN A. BALLMER        ISSUER            YES             FOR                  FOR

PROPOSAL #03: ELECTION OF DIRECTOR: DINA DUBLON                  ISSUER            YES             FOR                  FOR

PROPOSAL #04: ELECTION OF DIRECTOR: RAYMOND V.                   ISSUER            YES             FOR                  FOR

GILMARTIN

PROPOSAL #05: ELECTION OF DIRECTOR: REED HASTINGS               ISSUER            YES             FOR                  FOR

PROPOSAL #06: ELECTION OF DIRECTOR: MARIA KLAWE                  ISSUER            YES             FOR                  FOR

PROPOSAL #07: ELECTION OF DIRECTOR: DAVID F. MARQUARDT      ISSUER            YES             FOR                  FOR

PROPOSAL #08: ELECTION OF DIRECTOR: CHARLES H. NOSKI         ISSUER            YES             FOR                  FOR

PROPOSAL #09: ELECTION OF DIRECTOR: HELMUT PANKE                ISSUER            YES             FOR                  FOR

PROPOSAL #10: RATIFICATION OF THE SELECTION OF                   ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT

AUDITOR

PROPOSAL #11: TO APPROVE AMENDMENTS TO AMENDED AND            ISSUER            YES             FOR                  FOR

RESTATED ARTICLES OF INCORPORATION

PROPOSAL #12: ADVISORY VOTE ON EXECUTIVE COMPENSATION        ISSUER            YES             FOR                  FOR

PROPOSAL #13: SHAREHOLDER PROPOSAL - ADOPTION OF           SHAREHOLDER        YES         ABSTAIN           AGAINST

HEALTHCARE REFORM PRINCIPLES

PROPOSAL #14: SHAREHOLDER PROPOSAL - DISCLOSURE OF        SHAREHOLDER        YES         ABSTAIN           AGAINST

CHARITABLE CONTRIBUTIONS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIDLAND HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G4491W100

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

consolidate financial statements and the reports of

the Directors and Auditor of the Company for the YE

31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.a.i: Re-elect Mr. Wong Kin Yip, Freddie          ISSUER            YES             FOR                  FOR

as a Director of the Company

PROPOSAL #3a.ii: Re-elect Mr. Chan Kwan Hing as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3aiii: Re-elect Mr. Kwok Ying Lung as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.aiv: Re-elect Ms. Wong Ching Yi, Angela          ISSUER            YES         AGAINST           AGAINST

as a Director of the Company

PROPOSAL #3.b: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Director's remuneration

PROPOSAL #4: Re-appoint Messrs.                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditor of the Company

to hold office until the conclusion of the next AGM

and authorize the Directors of the Company to fix

PROPOSAL #5: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

to allot, issue and deal with additional shares in

the capital of the Company and to make or grant

offers, agreements and options  including warrants,

bonds, debentures and other securities which carry

rights subscribe for or are convertible into shares

of the Company ; during the relevant period,

otherwise than pursuant to (i) a Rights Issue (as

hereinafter defined); or (ii) the exercise of rights

of subscription or conversion under the terms of any

existing warrants, bonds, debentures, notes and other

 securities of the Company; or (iii) any share option

 scheme or any similar arrangement for the time being

 adopted for the grant or issue to eligible persons

prescribed there under of shares or rights to acquire

 shares in the Company; CONTD.

PROPOSAL #6: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject to this resolution, to repurchase shares of

the Company on The Stock Exchange of Hong Kong

Limited (the Stock Exchange) or any other stock

exchange on which the shares of the Company may be

listed and recognised by the Securities and Futures

Commission of Hong Kong and the Stock Exchange for

this purpose, subject to and in accordance with all

applicable laws and the requirements of the Rules

Governing the Listing of Securities on the Stock

Exchange or of any other stock exchange as amended

from time to time, not exceeding 10% of the aggregate

 nominal amount of the share capital of the Company

in issue as at the date of passing of this

PROPOSAL #7: Approve, subject to the passing of the          ISSUER            YES             FOR                  FOR

Resolutions 5 and 6 set out in the notice of this

meeting, the aggregate nominal amount of shares which

 are to be repurchased by the Company pursuant to the

 authority granted to the Directors of the Company as

 mentioned in Resolution 6 set out in the notice of

this meeting shall be added to the aggregate nominal

amount of share capital that may be allotted or

agreed to be allotted by the Directors of the Company

 pursuant to Resolution 5 set out in the notice of

this meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINERALS TECHNOLOGIES INC.

  TICKER:                  MTX                 CUSIP:   603158106

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOSEPH C. MUSCARI                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM C. STIVERS                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: RATIFICATION OF APPOINTMENT OF KPMG LLP         ISSUER            YES             FOR                  FOR

AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FOR THE 2010 FISCAL YEAR.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIRAEASSET SECURITIES CO LTD

  TICKER:                  N/A                 CUSIP:   Y6074E100

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Election of Inside Directors,                       ISSUER            YES             FOR                  FOR

candidates: Gwang Seob Lee, Shin Kim

PROPOSAL #3.2: Election of Outside Director,                       ISSUER            YES             FOR                  FOR

candidates: Seok Gyo An, Jin Young Shin Jeong Tak

Kim, Hee Jin Noe

PROPOSAL #4.1: Election of Audit Committee member who        ISSUER            YES         AGAINST           AGAINST

 is an Inside Director, candidate: Gwang Seob Lee

PROPOSAL #4.2: Election of Audit Committee member who        ISSUER            YES             FOR                  FOR

 is an Outside Director, candidates: Seok Gyo An, Hee

 Jin Noe

PROPOSAL #5: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIRANT CORPORATION

  TICKER:                  MIR                 CUSIP:   60467R100

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: THOMAS W. CASON                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: A.D. (PETE) CORRELL                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: TERRY G. DALLAS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THOMAS H. JOHNSON                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN T. MILLER                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EDWARD R. MULLER                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT C. MURRAY                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM L. THACKER                              ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF APPOINTMENT OF KPMG LLP        ISSUER            YES             FOR                  FOR

 AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR

 2010

PROPOSAL #03: STOCKHOLDER RIGHTS PLAN                                    ISSUER            YES             FOR                  FOR

PROPOSAL #04: MATERIAL TERMS OF THE PERFORMANCE GOALS        ISSUER            YES             FOR                  FOR

 INCLUDED IN THE MIRANT CORPORATION 2005 OMNIBUS

INCENTIVE COMPENSATION PLAN

PROPOSAL #05: STOCKHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         ABSTAIN           AGAINST

QUANTITATIVE GOALS FOR REDUCING TOTAL GREENHOUSE GAS

EMISSIONS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI CORPORATION

  TICKER:                  N/A                 CUSIP:   J43830116

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve reserved retirement                            ISSUER            YES             FOR                  FOR

remuneration for Directors

PROPOSAL #6.: Amend the Compensation to be received          ISSUER            YES         AGAINST           AGAINST

by Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI ESTATE COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J43916113

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Renewal of Countermeasures to Large-             ISSUER            YES         AGAINST           AGAINST

Scale Acquisitions of Mitsubishi Estate Co.,  Ltd.

Shares (Takeover Defense Measures)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI HEAVY INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J44002129

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI MATERIALS CORPORATION

  TICKER:                  N/A                 CUSIP:   J44024107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Renewal of Countermeasures to          ISSUER            YES         AGAINST           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI TANABE PHARMA CORPORATION

  TICKER:                  N/A                 CUSIP:   J4448H104

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI UFJ FINANCIAL GROUP,INC.

  TICKER:                  N/A                 CUSIP:   J44497105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUI & CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J44690139

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUI FUDOSAN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J4509L101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUI SUMITOMO INSURANCE GROUP HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J45745106

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of Share Exchange Agreement            ISSUER            YES             FOR                  FOR

between the Company, Aioi Insurance Co., Ltd., and

Nissay Dowa General Insurance Co., Ltd.

PROPOSAL #2.: Amend Articles to : Change Official              ISSUER            YES             FOR                  FOR

Company Name to MS&AD Insurance Group Holdings, Inc.

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIZUHO FINANCIAL GROUP,INC.

  TICKER:                  N/A                 CUSIP:   J4599L102

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Shareholders' Proposals: Amendment to          ISSUER            YES         AGAINST               FOR

the Articles of Incorporation (Prohibition of

financing for MBO to be made at a low price)

PROPOSAL #5.: Shareholders' Proposals: Amendment to          ISSUER            YES             FOR               AGAINST

the Articles of Incorporation (Disclosure of

compensation paid to each officer)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MODERN TIMES GROUP AB

  TICKER:                  N/A                 CUSIP:   W56523116

  MEETING DATE:      8/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Election of Chairman of the EGM                      ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Preparation and approval of the voting         ISSUER             NO              N/A                  N/A

list

PROPOSAL #3.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Election of 1 or 2 persons to check and        ISSUER             NO              N/A                  N/A

 verify the minutes

PROPOSAL #5.: Determination of whether the Meeting            ISSUER             NO              N/A                  N/A

has been duly convened

PROPOSAL #6.: Approve to entitle the holders of Class        ISSUER            YES             FOR                  FOR

 A shares to reclassify their Class A shares into

Class B shares, upon which time 1 Class A share shall

 be eligible for reclassification into 1 Class B

share; an application for reclassification shall be

made during the period 25 AUG 2009 through 31 DEC

2009; the reclassification request may include some

or all of the shareholder's Class A shares and should

 either state the number of Class A shares that shall

 be reclassified, or the fraction [stated in

percentage with no more than 2 decimals] of the total

 number of votes in the Company that the Class A

shareholder wants to hold after the reclassification;

 an application for reclassification shall be made in

 writing to the Board of Directors which will

thereafter handle the issue of reclassification

PROPOSAL #7.: Closing of the EGM                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MODERN TIMES GROUP AB

  TICKER:                  N/A                 CUSIP:   W56523116

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Election of Lawyer Wilhelm Luning as a         ISSUER             NO              N/A                  N/A

Chairman of the AGM

PROPOSAL #2.: Preparation and approval of the voting         ISSUER             NO              N/A                  N/A

list

PROPOSAL #3.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Election of one or two persons to check        ISSUER             NO              N/A                  N/A

 and verify the minutes

PROPOSAL #5.: Determination of whether the Annual              ISSUER             NO              N/A                  N/A

General Meeting has been duly convened

PROPOSAL #6.: Presentation of the annual report, the         ISSUER             NO              N/A                  N/A

auditors' report and the consolidated financial

statements and the auditors' report on the

consolidated financial statements

PROPOSAL #7.: Adopt the income statement and balance         ISSUER            YES             FOR                  FOR

sheet and of the consolidated income statement and

the consolidated balance sheet

PROPOSAL #8.: Approve the resolution on the treatment        ISSUER            YES             FOR                  FOR

 of the Company's unappropriated earnings or

accumulated loss as stated in the adopted balance

sheet; a dividend of SEK 5.50 per share; the record

date is to be Thursday 20 MAY 2010; the dividend is

estimated to be paid out by Euroclear Sweden on 25

MAY 2010

PROPOSAL #9.: Grant discharge of liability to the              ISSUER            YES             FOR                  FOR

Directors of the Board and the Chief Executive Officer

PROPOSAL #10.: Approve the determination that the              ISSUER            YES             FOR                  FOR

Board of Directors shall consist of seven Directors

and no deputy Directors

PROPOSAL #11.: Approve that the fixed remuneration            ISSUER            YES             FOR                  FOR

for each Director of the Board for the period until

the close of the next AGM shall be unchanged; the

Board remuneration shall amount to a total of SEK

3,950,000, of which SEK 1,100,000 shall be allocated

to the Chairman of the Board, SEK 400,000 to each of

the directors of the Board and a total of SEK 450,000

 as remuneration for the work in the Committees of

the Board of Directors; the Nomination Committee

proposes that for work within the Audit Committee SEK

 200,000 shall be allocated to the Chairman and SEK

75,000 to each of the other two Members; for work

within the remuneration Committee SEK 50,000 shall be

 allocated to the Chairman and SEK 25,000 to each of

the other two Members; furthermore, remuneration to

the Auditor shall be paid in accordance with approved

PROPOSAL #12.: Re-election of Mia Brunell Livfors,            ISSUER            YES             FOR                  FOR

David Chance, Simon Duffy, Alexander Izosimov,

Michael Lynton, David Marcus and Cristina Stenbeck as

 the Members of the Board of Directors for the period

 until the close of the next AGM; the Nomination

Committee proposes that the AGM shall re-elect David

Chance as Chairman of the Board of Directors;

furthermore, the Board of Directors at the

Constituent Board Meeting appoints an Audit Committee

 and a remuneration Committee within the Board of

PROPOSAL #13.: Approve the determination of the                 ISSUER            YES             FOR                  FOR

number of Auditors and election of Auditors: it was

noted that the accounting firm KPMG AB was appointed

as Auditor, with the authorized Public Accountant

Carl Lindgren as auditor in charge, at the AGM in

2006, for a period of four years; the Nomination

Committee proposes that the Company shall have two

Auditors and that KPMG AB is re-appointed as the

Auditor, with the authorized Public Accountant George

 Pettersson as Auditor in charge, for a period of

four years; at the AGM 2007, Ernst & Young Aktiebolag

 was appointed as the Auditor, with the authorized

Public Accountant Erik Astrom as auditor in charge,

for a period of four years, i.e. until the AGM 2011

PROPOSAL #14.: Approve the specified procedure of the        ISSUER            YES             FOR                  FOR

 Nomination Committee

PROPOSAL #15.: Approve the specified guidelines for          ISSUER            YES             FOR                  FOR

remuneration to the Senior Executives

PROPOSAL #16.: Approve the Incentive Programme                   ISSUER            YES             FOR                  FOR

comprising the following: a) adopt an incentive

programme; b) authorization to resolve to issue Class

 C shares; c) authorization to resolve to repurchase

own Class C shares; d) transfer of own Class B Shares

PROPOSAL #17.: Authorize the Board of Directors on            ISSUER            YES             FOR                  FOR

one or more occasions for the period up until the

next AGM on repurchasing so many Class A and/or Class

 B shares that the Company's holding does not at any

time exceed 10% of the total number of shares in the

Company; the repurchase of shares shall take place on

 the Nasdaq OMX Stockholm and may only occur at a

price within the share price interval registered at

that time, where share price interval means the

difference between the highest buying price and

lowest selling price furthermore, it is proposed that

 the AGM authorizes the Board of Directors to pass a

resolution on one or more occasions for the period up

 until the next AGM on transferring the Company's own

 Class A and/or Class B shares on the Nasdaq OMX

Stockholm or in connection with an acquisition of

companies or businesses; the transfer of shares on

the Nasdaq OMX Stockholm may only occur at a price

within the share price interval registered at that

time; the authorization includes the right to resolve

 on disapplication of the preferential rights of

shareholders and that payment shall be able to be

PROPOSAL #18.: Closing of the Meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOHAWK INDUSTRIES, INC.

  TICKER:                  MHK                 CUSIP:   608190104

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MS. BONANNO                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MR. KOLB                                                ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: MR. ONORATO                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MR. WELLBORN                                         ISSUER            YES             FOR                  FOR

PROPOSAL #02: THE RATIFICATION OF THE SELECTION OF            ISSUER            YES             FOR                  FOR

KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MONDI LTD

  TICKER:                  N/A                 CUSIP:   S5274K103

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Election of John Nicholas as a                     ISSUER            YES             FOR                  FOR

Director of Mondi Limited and Mondi Plc in accordance

 with the provisions of the Articles of Association

of Mondi Limited and Mondi Plc

PROPOSAL #O.2: Election of David Hathorn as a                     ISSUER            YES             FOR                  FOR

Director of Mondi Limited and Mondi Plc in accordance

 with the provisions of the Articles of Association

of Mondi Limited and Mondi Plc

PROPOSAL #O.3: Election of Colin Matthews as a                   ISSUER            YES             FOR                  FOR

Director of Mondi Limited and Mondi Plc in accordance

 with the provisions of the Articles of Association

of Mondi Limited and Mondi Plc

PROPOSAL #O.4: Election of David Williams as a                   ISSUER            YES             FOR                  FOR

Director of Mondi Limited and Mondi Plc in accordance

 with the provisions of the Articles of Association

of Mondi Limited and Mondi Plc

PROPOSAL #O.5: Election of Colin Matthews as a member        ISSUER            YES             FOR                  FOR

 of the DLC Audit Committee of Mondi Limited and

Mondi Plc to hold office until the conclusion of the

AGM of Mondi Limited and Mondi Plc to be held in 2011

PROPOSAL #O.6: Election of John Nicholas as a member         ISSUER            YES             FOR                  FOR

of the DLC Audit Committee for Mondi Limited and

Mondi Plc to hold office until the conclusion of the

AGM of Mondi Limited and Mondi Plc to be held in 2011

PROPOSAL #O.7: Election of Anne Quinn as a member of         ISSUER            YES             FOR                  FOR

the DLC Audit Committee of Mondi Limited and Mondi

Plc to hold office until the conclusion of the AGM of

 Mondi Limited and Mondi Plc to be held in 2011

PROPOSAL #O.8: Receive the audited financial                       ISSUER            YES             FOR                  FOR

statements for Mondi Limited for the YE 31 DEC 2009

together with the reports of the Directors and the

Auditors of Mondi Limited

PROPOSAL #O.9: Approve the remuneration report of              ISSUER            YES             FOR                  FOR

Mondi Limited for the YE 31 DEC 2009

PROPOSAL #O.10: Approve to declare a final dividend          ISSUER            YES             FOR                  FOR

of 73.54690 rand cents per ordinary share in Mondi

Limited for the YE 31 DEC 2009

PROPOSAL #O.11: Reappoint Deloitte and Touche as the         ISSUER            YES             FOR                  FOR

Auditors and Bronwyn Kilpatrick as the registered

Auditor responsible for the audit of Mondi Limited to

 hold office until the conclusion of the AGM of Mondi

 Limited to be held in 2011

PROPOSAL #O.12: Authorize the DLC Audit Committee of         ISSUER            YES             FOR                  FOR

Mondi Limited to fix the remuneration of Deloitee &

Touche

PROPOSAL #S.13: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

Mondi Limited produced to the meeting and initialed

by the Chairman of the meeting for the purposes of

identification be adopted as the Articles of

Association of Mondi Limited in substitution for, and

 to the exclusion of, the existing Articles of

Association of Mondi Limited, with effect from the

end of this meeting

PROPOSAL #O.14: Approve the number of shares equal to        ISSUER            YES             FOR                  FOR

 5% of the issued ordinary shares of ZAR 0.20 each in

 the share capital of Mondi Limited, be and are

hereby placed under the control of the Directors of

Mondi Limited as a general authority in terms of

Section 221 of the South African Companies Act, No.61

 of1973, as amended, [the SA Act], to allot and issue

 the same at their discretion until the AGM of Monk

Limited to be held in 2011 subject to the provisions

of the SA Act and the Listings Requirements of the

PROPOSAL #O.15: Approve the number of shares equal to        ISSUER            YES             FOR                  FOR

 5% of the issued special converting shares of ZAR

0.20 each in the share capital of Mondi Limited, be

and are hereby placed under the control of the

Directors of Mondi Limited as a general authority in

tears of section 221 of the South African Companies

Act, No.61 of 1973, as amended, [the SA Act], to

allot and issue the same at they discretion until the

 AGM of Mondi Limited to be held in 2011, subject to

the provisions of the SA Act and the Listings

Requirements of the JSE Limited

PROPOSAL #O.16: Approve, subject to passing of                   ISSUER            YES             FOR                  FOR

resolution 14, the South African Companies Act, No.61

 of 1973 as amended, and the Listings Requirements of

 the JSE Limited, the Directors of Mondi Limited are

authorized byway of a general authority to allot and

issue up to 7,344,816 Mondi Limited ordinary shares

for the cash as and when suitable substitutions

arise, subject to the specific limitations as

required by the listings requirements of the JSE

PROPOSAL #S.17: Approve, in terms  of  Article 11 of         ISSUER            YES             FOR                  FOR

the Articles of Association of Mondi Limited and with

 effect from 06 MAY 2010, Mondi Limited contemplated

in Sections 85 and 89 of the South African Companies

Act, Number 61 of 1973, as amended, [the SA Act], the

 acquisition by Mondi Limited, or any of its

subsidiaries from time to time; of the issued

ordinary shares of Mondi Limited, upon such terms and

 conditions and in such amounts as the directors of

Mondi Limited or any of its subsidiaries may from

time to time decide, but subject to the provisions of

 the SA Act and the Listings Requirements of the JSE

PROPOSAL #O.18: Receive the audited financial                     ISSUER            YES             FOR                  FOR

Statements of Mondi plc for the YE 31 DEC 2009

together with the reports of the Directors and the

Auditors of Mondl Plc

PROPOSAL #O.19: Approve the remuneration report of            ISSUER            YES             FOR                  FOR

Mondi plc for the YE 31 DEC 2009

PROPOSAL #O.20: Declare a final dividend of 7.0 EURO         ISSUER            YES             FOR                  FOR

cents per ordinary share in Mondi Plc for the YE 31

DEC 2009

PROPOSAL #O.21: Reappoint Deloitte LLP as the                     ISSUER            YES             FOR                  FOR

Auditors of Mondi Plc to hold office until the

conclusion of the AGM of Mondi Plc to he held in 2011

PROPOSAL #O.22: Authorize the DLC Audit Committee of         ISSUER            YES             FOR                  FOR

Mondi Plc to fix the remuneration of Deloitte LLP

PROPOSAL #S.23: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

Mondi Plc by deleting all the provisions of the Mondi

 Plc Memorandum of Association which, by virtue of

Section 28 of the UK Companies Act 2006, are to be

treated as provisions of the Mondi PLC Articles of

Association; and amend Articles of Association of

Mondi Plc produced to the meeting and initiated by

the Chairman of the meeting for the purposes of

identification be adopted as the Articles of

Association of Mondi Plc in substitution for, and to

the exclusion of, the existing Articles of

Association of Mondi Plc, with effect from the end of

PROPOSAL #O.24: Authorize the Directors pursuant to          ISSUER            YES             FOR                  FOR

and in accordance with Section 551 of the UK

Companies Act 2006 to exercise all the powers of

Mondi Plc to allot shares or grant rights to

subscribe for or to convert any security into shares

up to an aggregate nominal amount of EUR

5,141,371.20, such authority to apply in substitution

 for all previous authorities pursuant to Section 551

 of the UK Companies Act 2006 and [Authority expires

at the earlier at the conclusion of the next AGM of

Mondi Plc to be held in 2011 or, 06 AUG 2011]; but

Mondi Plc may make offers or enter into agreements

during the relevant period which would, or might,

require shares to be allotted after the authority

PROPOSAL #S.25: Approve, subject to the passing of            ISSUER            YES             FOR                  FOR

resolution 24, the Directors of Mondi Plc be

empowered to allot equity securities [as defined in

Section 560(1) of the UK Companies Ad 2006] wholly

for cash pursuant to the authority given in

Resolution 24 in connection with rights issue to

ordinary shareholders [excluding any holding of

treasury shares] where the rights of each shareholder

 are, as nearby as practicable, proportionate to the

number of shares held, the Directors of Mondi Plc may

 exclude certain shareholders, deal with fractions

and generally manage the rights issue as they think

fit and the allotment of equity securities up to an

aggregate nominal value of EUR 3,672.408, as if

Section 561(1) of the UK Companies Act 2006 to the

extent applicable, did not apply to any such

allotment; [Authority expires at the earlier at the

conclusion of the next AGM of Mondi Plc to be held in

 2011 or, 06 AUG 2011]; but Mondi Plc may make offers

 and enter into agreements which would, or might,

require equity securities to be alloted after the

PROPOSAL #S.26: Authorize the Mondi Plc, for the                ISSUER            YES             FOR                  FOR

purpose of Section 701 of the UK Companies Act 2006

to make market purchases [as defined in Section 693

of the UK Companies Act 2006] of its own ordinary

shares in the capital of Mondi Plc provided that: the

 maximum number of ordinary shares which may be

purchased is 18,362, 040 [representing 5% of Mondi's

Plc issued ordinary share capital]  the minimum price

 which may be paid for any ordinary share is EUR

0.20; the maximum price which may be paid for any

ordinary share is no more than 5% above the average

of the middle market quotations of the ordinary

shares of Mondi Plc as derived from the London Stock

Exchange Daily official List for the 5 business days

immediately before the day on which such share is

contracted to be purchased; and iv) [Authority

expires earlier at the conclusion of the AGM of Mondi

 Plc to be held in 2011 or, 6 AUG 2011] [except in

relation to the purchase of shares the contract for

which was concluded before the expiry of such

authority and which may be executed wholly or partly

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MONDI PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G6258S107

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect John Nicholas as the Director of         ISSUER            YES             FOR                  FOR

Mondi Limited and Mondi Plc in accordance with the

provisions of the Articles of Association of Mondi

Limited and Mondi Plc

PROPOSAL #2.: Re-elect David Hathom as a Director of         ISSUER            YES             FOR                  FOR

Mondi Limited and Mondi Plc in accordance with the

provisions of the Articles of Association of Mondi

Limited and Mondi Plc

PROPOSAL #3.: Re-elect Colin Matthews as the Director        ISSUER            YES             FOR                  FOR

 of Mondi Limited and Mondi Plc in accordance with

the provisions of the Articles of Association of

Mondi Limited and Mondi Plc

PROPOSAL #4.: Re-elect David Williams as a Director          ISSUER            YES             FOR                  FOR

of Mondi Limited and Mondi plc in accordance with the

 provisions of the Articles of Association of Mondi

Limited and Mondi Plc

PROPOSAL #5.: Elect Colin Matthews as a Member of the        ISSUER            YES             FOR                  FOR

 DLC Audit Committee of Mondi Limited and Mondi Plc,

to hold office until the conclusion of the AGM of

Mondi Limited and Mondi Plc to be held in 2011

PROPOSAL #6.: Elect John Nicholas as a Member of the         ISSUER            YES             FOR                  FOR

DLC Audit Committee of Mondi Limited and Mondi Plc,

to hold office until the conclusion of the AGM of

Mondi Limited and Mondi Plc to be held in 2011

PROPOSAL #7.: Elect Anne Quinn as a Member of the DLC        ISSUER            YES             FOR                  FOR

 Audit Committee of Mondi Limited and Mondi Plc to

hold office until the conclusion of the AGM of Mondi

Limited and Mondi Plc to be held in 2011

PROPOSAL #8.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements of Mondi Limited for the YE 31 DEC 2009

together with the reports of the Directors and the

Auditors of Mondi Limited

PROPOSAL #9.: Approve the remuneration report of                ISSUER            YES             FOR                  FOR

Mondi Limited for the YE 31 DEC 2009

PROPOSAL #10.: Approve, subject to the passing of              ISSUER            YES             FOR                  FOR

Resolution 20, to declare a final dividend of

73.54690 rand cents per ordinary share in Mondi

Limited for the YE 31 DEC 2009

PROPOSAL #11.: Re-appoint Deloitte & Touche as the            ISSUER            YES             FOR                  FOR

Auditors, and Bronwyn Kilpatrick as the Registered

Auditor responsible for the Audit, of Mondi Limited

to hold office until the conclusion of the AGM of

Mondi Limited to be held in 2011

PROPOSAL #12.: Authorize the DLC Audit Committee of          ISSUER            YES             FOR                  FOR

Mondi Limited to fix the remuneration of Deloitte &

Touche

PROPOSAL #S.13: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

Mondi Limited as specified and adopt the Articles of

Association of Mondi Limited in substitution for, and

 to the exclusion of, the existing Articles of

Association of Mondi Limited, with effect from the

end of this meeting

PROPOSAL #14.: Approve the number of shares equal to         ISSUER            YES             FOR                  FOR

5% of the issued ordinary shares of ZAR 0.20 each in

the share capitol of Mondi Limited, be placed under

the control of the Directors of Mondi Limited as a

general authority in terms of Section 221 of the

South African Companies Act, No.61 of 1973, as

amended, [the SA Act], who are authorized to allot

and issue the same at their discretion until the AGM

of Mondi Limited to be held in 2011, subject to the

provisions of the SA Act and the Listings

Requirements of the JSE Limited

PROPOSAL #15.: Approve the number of shares equal to         ISSUER            YES             FOR                  FOR

5% of the issued special converting shares of ZAR

0.20 each in the share capital of Mondi Limited, be

placed under the control of the Directors of Mondi

Limited as a general authority in terms of Section

221 of the South African Companies Act, No.61 of 1973

 as amended, [the SA Act], who are authorized to

allot and issue the same at their discretion until

the AGM of Mondi Limited to be held in 2011, subject

to the provisions of the SA Act and the Listings

Requirements of the JSE Limited

PROPOSAL #16.: Authorize the Directors of Mondi                 ISSUER            YES             FOR                  FOR

limited, subject to the passing of Resolution 14, the

 South African Companies Act, No.61 of 1973, as

amended, and the Listings Requirements of the JSE

Limited to allot and issue up to 7,344,816 Mondi

Limited ordinary shares for cash as and when suitable

 situations arise, subject to the specific

limitations as required by the Listing Requirements

of the JSE Limited

PROPOSAL #S.17: Approve, in terms of the Article 11          ISSUER            YES             FOR                  FOR

of the Articles of Association of Mondi Limited and

with effect from 06 MAY 2010, Mondi Limited as a

general approval contemplated in Sections 85 and 89

of the South African Companies Act, No.61 of 1973 as

amended, (the SA Act), the acquisition by Mondi

Limited, or any of its subsidiaries from time to

time, of the issued ordinary shares of Mondi Limited,

 upon such terms and conditions and in such amounts

as the Directors of Mondi Limited or any of its

subsidiaries may from time to time decide, hut

subject to the provisions of the SA Act and the

PROPOSAL #18.: Receive the audited financial                       ISSUER            YES             FOR                  FOR

statements of Mondi Plc for the YE 31 Dec 2009

together with the reports of the Directors and the

Auditors of Mondi Plc

PROPOSAL #19.: Approve the remuneration report of              ISSUER            YES             FOR                  FOR

Mondi Plc for the YE 31 DEC 2009

PROPOSAL #20.: Approve, subject to the passing of              ISSUER            YES             FOR                  FOR

Resolution 10, to declare a final dividend of 7.0

Euro cents per ordinary share in Mondi Plc for the YE

 31 DEC 2009

PROPOSAL #21.: Re-appoint Deloitte LLP as the                     ISSUER            YES             FOR                  FOR

Auditors of Mondi Plc to hold office until the

conclusion of the AGM of Mondi Plc to be held in 2011

PROPOSAL #22.: Authorize the DLC Audit Committee of          ISSUER            YES             FOR                  FOR

Mondi Plc to fix the remuneration of Deloitte LLP

PROPOSAL #S.23: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

Mondi Plc by deleting all the provisions of the Mondi

 Plc Memorandum of Association which by virtue of

Section 28 of the UK Companies Act 2006, are to be

treated as provisions of the Mondi Plc Articles of

Association; and the Articles of Association of Mondi

 Plc as specified and adopt the Articles of

Association of Mondi Plc in substitution for, and to

the exclusion of, the existing Articles of

Association of Mondi Plc, With effect from the end of

PROPOSAL #24.: Authorize the Directors of Mondi Plc,         ISSUER            YES             FOR                  FOR

pursuant to and in accordance with Section 551 of the

 UK Companies Act 2006 to exercise all the powers of

Mondi Plc to allot shares or grant rights to

subscribe for or to convert any security into shares

up to an aggregate nominal amount of EUR

5,141,371.20, such authority to apply in substitution

 for all previous authorities pursuant to Section 551

 of the UK Companies Act 2006 [Authority expire the

earlier at the conclusion of the next AGM of Mondi

Plc to be held in 2011 or 06 August 2011]; but so

that Mondi Plc may make offers or enter into

agreements during the relevant period which would, or

 might, require shares to be allotted after the

PROPOSAL #S.25: Authorize the Directors of Mondi Plc,        ISSUER            YES             FOR                  FOR

 subject to the passing of resolution 24 to allot

equity securities [as specified in Section 560(1) of

the UK Companies Act 2006] wholly for cash pursuant

to the authority given in Resolution 24 in connection

 with: [i] a rights issue to ordinary shareholders

(excluding any holding of treasury shares) where the

rights of each shareholder are, as nearly as

practicable, proportionate to the number of shares

held, the Directors of Mondi Plc may exclude certain

shareholders, deal with fractions and generally

manage the rights issue as they think fit; and [ii]

the allotment of equity securities up to an aggregate

 nominal value of EUR 3,672,408 as if Section 561(1)

of the UK Companies Act 2006, to the extent

applicable, disapplying to any such allotment;

[Authority expires at the conclusion of the next AGM

of Mondi Plc to be held in 2011 or, it earlier, 06

AUG 2011], but so that Mondi Plc may make offers and

enter into agreements which would, or might, require

equity securities to be allotted after the power

PROPOSAL #S.26: Authorize Mondi Plc, for the purpose         ISSUER            YES             FOR                  FOR

of Section 701 of the UK Companies Act 2006 to make

market purchases (as specified in Section 693 of the

UK Companies Act 2006) of its own ordinary shares in

the capital of Mondi Plc provided that: [i] the

maximum number of ordinary shares which may be

purchased is 18,362,040 (representing 5% of Mondi Plc

 issued ordinary share capital); [ii] the minimum

price which may be p for any ordinary share is EUR

0.20; [iii] the maximum price which may be paid for

any ordinary share is no more than 5% above the

average of the middle market quotations of the

ordinary shares of Mondi Plc as derived from the

London Stock Exchange Daily Official List for the

five business days immediately before the day on

which such share is contacted to be purchased; and

[Authority expires at the conclusion of the AGM of

Mondi Plc to be held in 2011 or 06 AUG 2011]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOODY'S CORPORATION

  TICKER:                  MCO                 CUSIP:   615369105

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: BASIL L. ANDERSON        ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: DARRELL DUFFIE,          ISSUER            YES             FOR                  FOR

PH.D.

PROPOSAL #1C: ELECTION OF DIRECTOR: RAYMOND W.                   ISSUER            YES             FOR                  FOR

MCDANIEL, JR

PROPOSAL #02: APPROVAL OF THE AMENDED AND RESTATED            ISSUER            YES             FOR                  FOR

2001 MOODY'S CORPORATION KEY EMPLOYEES' STOCK

INCENTIVE PLAN

PROPOSAL #03: APPROVAL OF THE 2004 MOODY'S                          ISSUER            YES             FOR                  FOR

CORPORATION COVERED EMPLOYEE CASH INCENTIVE PLAN, AS

PROPOSAL #04: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE

COMPANY FOR 2010

PROPOSAL #05: STOCKHOLDER PROPOSAL TO ADOPT A POLICY    SHAREHOLDER        YES         AGAINST               FOR

THAT THE CHAIRMAN OF THE COMPANY'S BOARD OF DIRECTORS

 BE AN INDEPENDENT DIRECTOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MORGAN STANLEY

  TICKER:                  MS                   CUSIP:   617446448

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: ROY J. BOSTOCK             ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: ERSKINE B. BOWLES        ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: HOWARD J. DAVIES         ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: JAMES P. GORMAN           ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: JAMES H. HANCE,          ISSUER            YES             FOR                  FOR

JR.

PROPOSAL #1F: ELECTION OF DIRECTOR: NOBUYUKI HIRANO           ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: C. ROBERT KIDDER         ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: JOHN J. MACK                ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: DONALD T.                     ISSUER            YES             FOR                  FOR

NICOLAISEN

PROPOSAL #1J: ELECTION OF DIRECTOR: CHARLES H. NOSKI         ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: HUTHAM S. OLAYAN         ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: O. GRIFFITH SEXTON      ISSUER            YES             FOR                  FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: LAURA D. TYSON             ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF DELOITTE &        ISSUER            YES             FOR                  FOR

 TOUCHE LLP AS INDEPENDENT AUDITOR

PROPOSAL #03: TO APPROVE COMPENSATION OF EXECUTIVES          ISSUER            YES             FOR                  FOR

AS DISCLOSED IN THE PROXY STATEMENT (NON-BINDING

ADVISORY RESOLUTION)

PROPOSAL #04: TO AMEND THE 2007 EQUITY INCENTIVE                ISSUER            YES             FOR                  FOR

COMPENSATION PLAN

PROPOSAL #05: SHAREHOLDER PROPOSAL REGARDING SPECIAL    SHAREHOLDER        YES         AGAINST               FOR

SHAREOWNER MEETINGS

PROPOSAL #06: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

EXECUTIVE EQUITY HOLDINGS REQUIREMENT

PROPOSAL #07: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

INDEPENDENT CHAIR

PROPOSAL #08: SHAREHOLDER PROPOSAL REGARDING REPORT      SHAREHOLDER        YES         AGAINST               FOR

ON PAY DISPARITY

PROPOSAL #09: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

RECOUPMENT OF MANAGEMENT BONUSES

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOTOROLA, INC.

  TICKER:                  MOT                 CUSIP:   620076109

  MEETING DATE:      5/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: GREGORY Q. BROWN         ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: DAVID W. DORMAN           ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: WILLIAM R.                   ISSUER            YES             FOR                  FOR

HAMBRECHT

PROPOSAL #1D: ELECTION OF DIRECTOR: SANJAY K. JHA               ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: KEITH A. MEISTER         ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: THOMAS J. MEREDITH      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1G: ELECTION OF DIRECTOR: SAMUEL C. SCOTT          ISSUER            YES             FOR                  FOR

III

PROPOSAL #1H: ELECTION OF DIRECTOR: JAMES R. STENGEL         ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: ANTHONY J.                   ISSUER            YES             FOR                  FOR

VINCIQUERRA

PROPOSAL #1J: ELECTION OF DIRECTOR: DOUGLAS A. WARNER        ISSUER            YES             FOR                  FOR

 III

PROPOSAL #1K: ELECTION OF DIRECTOR: JOHN A. WHITE               ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVAL OF THE COMPANY'S OVERALL                 ISSUER            YES             FOR                  FOR

EXECUTIVE COMPENSATION POLICIES AND PROCEDURES.

PROPOSAL #03: RATIFICATION OF THE APPOINTMENT OF KPMG        ISSUER            YES             FOR                  FOR

 LLP  AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR 2010.

PROPOSAL #04: SHAREHOLDER PROPOSAL RE: HUMAN RIGHTS      SHAREHOLDER        YES         ABSTAIN           AGAINST

POLICY.

PROPOSAL #05: SHAREHOLDER PROPOSAL RE: REINCORPORATE    SHAREHOLDER        YES         AGAINST               FOR

IN A SHAREOWNER-FRIENDLY STATE.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MS&AD INSURANCE GROUP HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J4687C105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                   ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MULTI PURPOSE HOLDINGS BHD MPH

  TICKER:                  N/A                 CUSIP:   Y61831106

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the report of the Directors and         ISSUER             NO              N/A                  N/A

the audited financial statements for the YE 31 DEC

2009 together with the report of the Auditors thereon

PROPOSAL #1: Declare a final dividend consisting of 5        ISSUER            YES             FOR                  FOR

 sen gross per share less income tax of 25%, in

respect of the YE 31 DEC 2009

PROPOSAL #2: Approve the payment of the Directors'            ISSUER            YES             FOR                  FOR

fees of MYR 560,000 in respect of the YE 31 DEC 2009

PROPOSAL #3: Re-elect Mr. Ng Kok Cheang as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the Article

81 of the Company's Articles of Association

PROPOSAL #4: Re-elect Dato Lim Tiong Chin as a                   ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the Article

81 of the Company's Articles of Association

PROPOSAL #5: Re-appoint Datuk Razman Md. Hashim as a         ISSUER            YES             FOR                  FOR

Director of the Company to hold office until the

conclusion of the next AGM of the Company pursuant to

 Section 129(6) of the Companies Act, 1965

PROPOSAL #6: Re-appoint Messrs. Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to fix the remuneration

PROPOSAL #7: Authorize the Directors, subject always         ISSUER            YES             FOR                  FOR

to the Companies Act, 1965, the Articles of

Association of the Company and the approvals of the

relevant governmental and/or regulatory authorities,

pursuant to Section 132D of the Companies Act, 1965,

to issue shares in the Company from time to time and

upon such terms and conditions and for such purposes

as the Directors may deem fit provided that the

aggregate number of shares issued pursuant to this

resolution does not exceed 10% of the total issued

and paid-up share capital of the Company; and

Authority expires at the conclusion of the next AGM

of the Company

PROPOSAL #8: Approve, subject always to the Companies        ISSUER            YES             FOR                  FOR

 Act, 1965, the Company's Memorandum and Articles of

Association, the listing requirements of the Bursa

Malaysia Securities Berhad  Bursa Malaysia , to renew

 the mandate granted by the shareholders of the

Company at the thirty-third AGM of the Company held

on 25 JUN 2009, authorizing the Company to purchase

and/or hold as treasury shares from time to time and

at any time such amount of ordinary shares of MYR

1.00 each in the Company as may be determined by the

Directors of the Company from time to time through

Bursa Malaysia upon such terms and conditions as the

Directors may deem fit and CONTD.

PROPOSAL #CONT: CONTD. expedient in the interest of          ISSUER             NO              N/A                  N/A

the Company  Proposed Share Buy-Back provided that:

a) the maximum number of shares which may be

purchased and/or held as treasury shares by the

Company at any point of time pursuant to the Proposed

 Share Buy-Back shall not exceed 10% of the total

issued and paid-up share capital of the Company

provided always that in the event that the Company

ceases to hold all or any part of such shares as a

result of, amongst others, cancellation of shares,

sale of shares on the open market of the Bursa

Malaysia or distribution of treasury shares to

shareholders as dividend, the Company shall be

entitled to further purchase and/or hold such

additional number of shares as shall, in aggregate

with the shares then still held by the Company, CONTD.

PROPOSAL #CONT: CONTD. not exceed 10% of the total            ISSUER             NO              N/A                  N/A

issued and paid-up share capital of the Company for

the time being quoted on the Bursa Securities; and b)

 the maximum amount of funds to be allocated by the

Company pursuant to the Proposed Share Buy-Back shall

 not exceed the sum of share premium account of the

Company as at 31 DEC 2009, the audited share premium

account of the Company is MYR 1.11 billion and MYR

681.39 million respectively; and authorize the

Directors to decide in their discretion to deal in

any of the following manners the shares in the

Company purchased by the Company pursuant to the

Proposed Share Buy-Back: i) to cancel the shares

purchased; CONTD.

PROPOSAL #CONT: CONTD. and/or ii) to retain the                 ISSUER             NO              N/A                  N/A

shares purchased as treasury shares, to be either

distributed as share dividends to the shareholders

and/or re-sold on the open market of the Bursa

Malaysia and/or subsequently cancelled; and/or iii) a

 combination of i) and ii);  Authority expires the

earlier of the conclusion of the next AGM or the

expiry of the period within which the next AGM is

required by law to be held ; and authorize the

Directors of the Company to take all such steps as

are necessary or expedient or to give effect to the

PROPOSAL #S.9: Amend the existing Article 146 of the         ISSUER            YES             FOR                  FOR

Articles of Association of the Company be deleted in

its entirety and substituted thereof with the

following new Article 146 as specified

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAGASE & CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J47270103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Renewal of Countermeasures to          ISSUER            YES         AGAINST           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAMCO BANDAI HOLDINGS INC.

  TICKER:                  N/A                 CUSIP:   J48454102

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NASPERS LTD

  TICKER:                  N/A                 CUSIP:   S53435103

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements of            ISSUER            YES             FOR                  FOR

the Company and the group of the 12 months ended 31

MAR 2009 and the reports of the Directors and the

PROPOSAL #O.2: Approve the confirmation of dividends         ISSUER            YES             FOR                  FOR

in relation to the N ordinary and A ordinary shares

of the Company

PROPOSAL #O.3: Approve the remuneration of the Non-           ISSUER            YES             FOR                  FOR

Executive Directors for the YE 31 MAR 2009

PROPOSAL #O.4: Re-appoint the Firm                                        ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers Inc. as the Independent

Registered Auditors of the Company [noting that Mr.

A. Wentzel is the Individual Registered Auditor of

that Firm who will undertake the audit] for the

period until the next AGM of the Company

PROPOSAL #O.5.1: Approve the appointment of Mr. L.P.         ISSUER            YES             FOR                  FOR

Retief as a Director

PROPOSAL #O.5.2: Approve the appointment of Mr.                 ISSUER            YES             FOR                  FOR

S.J.Z. Pacak as a Director

PROPOSAL #O.6.1: Re-elect Adv F-A du Plessis as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #O.6.2: Re-elect Prof R.C.C. Jafta as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #O.6.3: Re-elect Mr. T.M.F. Phaswana as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #O.7: Approve to place the authorized but            ISSUER            YES         AGAINST           AGAINST

unissued share capital of the Company under the

control of the Directors and to grant, until the next

 AGM of the Company, an unconditional general

authority to the Directors, to allot and issue in

their discretion [but subject to the provisions of

Section 221 of the Companies Act, No 61 of 1973, as

amended [the Act] and the requirements of the JSE

Limited [the JSE] and any other exchange on which the

 shares of the Company may be quoted or listed form

time to time] the unissued shares of the Company on

such terms and conditions and to such persons whether

 they be shareholders or not, as the Directors in

their discretion deem fit

PROPOSAL #O.8: Authorize the Directors, subject to a         ISSUER            YES             FOR                  FOR

minimum of 75% of the votes of shareholders of the

Company present in persons or by proxy AGM and

entitled to vote, Voting infavor thereof, to issue

unissued shares of a class of shares already in issue

 in the capital of the Company for cash as and when

the opportunity arises, subject to the requirements

of the JSE, including the following: that a paid

press announcement giving full details, including the

 impact on the net asset value and earning per share,

 will be published at the time of any issue

representing, on a cumulative basis within 1 year, 5%

 or more of the number of shares o that class in

issue prior to the issue; the aggregate issue of nay

particular class of shares in any FY will nor exceed

5% of the issued number of that class of shares

[including securities that are compulsory convertible

 ion to shares of that class] that in determining the

 price at which an issue of shares will be made in

terms of this authority, the discount at which the

shares may be issued may not exceed 10% of the

weighted average traded price of the shares in

questions, as determined over the 30 business days

prior to the date that the price if the issue is

determined and that the shares will only be issued to

 public shareholders as specified in the Listing

Requirements of the JSE and not to related parties;

[Authority expires the earlier of the conclusion of

PROPOSAL #S.1: Authorize the Company or any of its            ISSUER            YES             FOR                  FOR

subsidiaries, by way of general authority, to acquire

 N ordinary shares issued by the Company, in terms of

 and Sections 85(2), 85(3) and 89 of the Companies

Act 61 of 1973, as amended and in terms of the rules

and requirements of the JSE being that: any such

acquisition of N ordinary shares shall be effected

thorough the order book operated by the JSE trading

system and done without any prior understanding or

arrangement; an announcement is published as soon as

the Company or any of its subsidiaries have acquired

N ordinary shares constituting, on a cumulative

basis, 3% of the number of N ordinary shares in issue

 prior to the acquisition pursuant to which the

aforesaid 3% threshold is reached, and for each 3% in

 aggregate acquires thereafter, containing full

details of such acquisition; acquisition of N

ordinary shares in aggregate in any 1 FY may not

exceed 20% of the Company's N ordinary issued share

capital as at the date of passing of this special

resolution; in determining the price at which N

Ordinary shares issued by the Company are acquired by

 it or any its subsidiaries in terms of this general

authority, the maximum premium at which such N

ordinary shares may be acquired will not exceed 10%

of the weighted average of the market value at which

N ordinary shares are traded on the JSE as determined

 over the 5 business days immediately preceding the

date of the repurchase of such N ordinary shares by

the Company or nay of its subsidiaries; the Company

has been given authority by its Articles of

Association; at any point , the Company may only

appoint 1 agent to effect any repurchase on the

Company's behalf; the Company sponsor must confirm

the adequacy of the Company's working capital for

purposes of undertaking the repurchase of N ordinary

shares in writing to the JSE Ltd before entering the

market for the repurchase; the Company remaining in

compliance with the minimum shareholder spread

requirements of the JSE Listings Requirements; and

the Company and/or its subsidiaries not repurchasing

any N ordinary shares during a prohibited period as

defined by the JSE Ltd Listings Requirements, unless

a repurchase programme is in place where dates and

quantities of shares to be traded during the

prohibited period are fixed and full details of the

programme have been disclosed in an announcement over

 the Securities Exchange News Service [SENS] prior to

 the commencement of the prohibited period; before

the general repurchase is effected the Directors

having considered the effects of the repurchase of

the maximum number of N ordinary shares in terms of

the foregoing general authority, will ensure that for

 a period of 12 months after the date of the notice

of AGM; the Company and the group will be able in the

 ordinary course of business to pay their debts; the

assets of the Company and the group fairly valued in

accordance with International Financial Reporting

Standards, will exceed the liabilities of the Company

 and the group; and the Company and the group's

PROPOSAL #S.2: Authorize the Company or any of its            ISSUER            YES         AGAINST           AGAINST

subsidiaries by way of a general authority to acquire

 A ordinary shares issued by the Company, in terms of

 and subject to Sections 85(2), 85(3) and 89 of the

Companies Act 61 of 1973 as amended

PROPOSAL #O.9: Authorize each of the Directors of the        ISSUER            YES         AGAINST           AGAINST

 Company to do all things, perform all acts and sign

all documents necessary to effect the implementation

of the ordinary and special resolutions adopted at

this AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATIONAL AUSTRALIA BK LTD  GLOBAL MEDIUM TERM SR B

  TICKER:                  N/A                 CUSIP:   Q65336119

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To consider the Company's financial              ISSUER             NO              N/A                  N/A

statements and the reports for the YE 30 SEP 2009

PROPOSAL #S.2.a: Approve the terms and conditions of         ISSUER            YES             FOR                  FOR

the selective buy-back scheme relating to the

preference shares associated with the 2008 Stapled

Securities as specified

PROPOSAL #S.2.b: Approve the terms and conditions of         ISSUER            YES             FOR                  FOR

the selective reduction of capital relating to the

preference shares associated with 2008 Stapled

Securities as specified

PROPOSAL #S.2.c: Approve the terms and conditions of         ISSUER            YES             FOR                  FOR

the selective buy-back scheme relating to the

preference shares associated with the 2009 Staples

Securities as specified

PROPOSAL #S.2.d: Approve the terms and conditions of         ISSUER            YES             FOR                  FOR

the selective reduction of the preference share

associated with the 2009 Stapled Securities as

specified

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 SEP 2009

PROPOSAL #4.: Approve to grant shares to the Group            ISSUER            YES             FOR                  FOR

Chief Executive Officer, Mr. Cameron Clyne, under the

 Company's Short Term Incentive and Long Term

Incentive Plans as specified

PROPOSAL #5.A: Approve to grant shares to Mr. Mark            ISSUER            YES             FOR                  FOR

Joiner [an Executive Director] under the Company's

Short Term Incentive and Long Term Incentive Plans as

 specified

PROPOSAL #5.B: Approve to grant shares to Mr. Michael        ISSUER            YES             FOR                  FOR

 Ullmer [an Executive Director] under the Company's

Short Term Incentive and Long Term Incentive Plans as

 specified

PROPOSAL #6.A: Re-elect Mr. Michael Chaney as a                 ISSUER            YES             FOR                  FOR

Director, in accordance with Article 10.3 of the

Company's Constitution

PROPOSAL #6.B: Re-elect Mr. Paul Rizzo as a Director,        ISSUER            YES             FOR                  FOR

 in accordance with Article 10.3 of the Company's

Constitution

PROPOSAL #6.C: Re-elect Mr. Michael Ullmer as a                 ISSUER            YES             FOR                  FOR

Director, in accordance with Article 10.3 of the

Company's Constitution

PROPOSAL #6.D: Re-elect Mr. Mark Joiner as a                       ISSUER            YES             FOR                  FOR

Director, in accordance with Article 10.3 of the

Company's Constitution

PROPOSAL #6.E: Re-elect Mr. John Waller as a                       ISSUER            YES             FOR                  FOR

Director, in accordance with Article 10.3 of the

Company's Constitution

PROPOSAL #6.F: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES         AGAINST               FOR

 PROPOSAL: Elect Mr. Stephen Mayne as a Director, in

accordance with Article 10.3 and Article 10.6 of the

Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATIONAL BK CDA MONTREAL QUE

  TICKER:                  N/A                 CUSIP:   633067103

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Lawrence S. Bloomberg as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.2: Election of Pierre Bourgie as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Andre Caille as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Election of Gerard Coulombe as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Bernard Cyr as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Election of Shirley A. Dawe as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Nicole Diamond-Gelinas as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #1.8: Election of Jean Douville as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Election of Marcel Dutil as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Election of Jean Gaulin as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Election of Paul Gobeil as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Election of Louise Laflamme as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.13: Election of Roseann Runte as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.14: Election of Marc P. Tellier as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.15: Election of Louis Vachon as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve to accept the approach taken by         ISSUER            YES             FOR                  FOR

the Board of Directors of the Bank with respect to

Executive Compensation, as specified

PROPOSAL #3: Appointment of the Auditors                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: PLEASE NOTE THAT THIS IS A SHAREHOLDER          ISSUER            YES         AGAINST               FOR

PROPOSAL: approve the Board of Director offer

shareholders a larger slate of Director Nominees than

 the number of positions to be filled on the Board of

 Directors

PROPOSAL #5: PLEASE NOTE THAT THIS IS A SHAREHOLDER          ISSUER            YES         AGAINST               FOR

PROPOSAL: approve the annual report and Management

proxy circular report the equity ratio between the

total compensation of the Chief Executive Officer,

the total compensation of the five named Executive

Officers and the average total compensation of

employees

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATIONAL OILWELL VARCO, INC.

  TICKER:                  NOV                 CUSIP:   637071101

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: BEN A. GUILL                ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: ROGER L. JARVIS           ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: ERIC L. MATTSON           ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF INDEPENDENT AUDITORS             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATUZZI S.P.A.

  TICKER:                  NTZ                 CUSIP:   63905A101

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE FINANCIAL STATEMENTS OF        ISSUER            YES             FOR                  FOR

 THE COMPANY FOR THE FISCAL YEAR ENDED ON DECEMBER

31, 2009. RELATED REPORTS OF THE BOARD OF DIRECTORS.

PROPOSAL ON THE COVERAGE OF LOSS FOR PERIOD. RELATED

REPORTS OF BOARD OF STATUTORY AUDITORS. RELATED

REPORTS COMPANY'S EXTERNAL AUDITORS. RESOLUTIONS

RELATED AND CONSEQUENTIAL.

PROPOSAL #02: PRESENTATION OF THE COMPANY'S                        ISSUER            YES             FOR                  FOR

CONSOLIDATED FINANCIAL STATEMENTS FOR THE FISCAL YEAR

 ENDED ON DECEMBER 31, 2009. RELATED REPORTS OF THE

BOARD OF DIRECTORS. RELATED REPORTS COMPANY'S

EXTERNAL AUDITORS.

PROPOSAL #03: ELECTION OF THE MEMBERS OF THE BOARD OF        ISSUER            YES         AGAINST           AGAINST

 STATUTORY AUDITORS AND CHAIRMAN FOR THE THREE-YEARS

PERIOD FROM 2010 TO 2012. DETERMINATION OF THEIR

COMPENSATION.

PROPOSAL #04: APPOINTMENT OF THE COMPANY'S EXTERNAL          ISSUER            YES         AGAINST           AGAINST

AUDITORS FOR THE THREE-YEARS PERIOD FROM 2010 TO

2012. RESOLUTIONS RELATED AND CONSEQUENTIAL.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEDBANK GROUP LTD

  TICKER:                  N/A                 CUSIP:   S5518R104

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual financial statements         ISSUER            YES             FOR                  FOR

of the Company for the FYE 31 DEC 2009

PROPOSAL #2: Approve the note the interim dividend            ISSUER            YES             FOR                  FOR

declare by the Board of Directors on 04 AUG 2009 of

1,93210 shares for every 100 Nedbank Group shares

held to those members who elected [or were deemed to

have elected] the capitalization award and 2.10 cents

 per ordinary share to those members who did not

elect to receive capitalization shares, and the final

 dividend of a number of Nedbank Group shares, to be

determined in terms of the capitalization award

ratio, for every 100 Nedbank Group shares held to

those members who elected [or were deemed to have

elected] the capitalization award and 2.30 cents per

ordinary share to those members who did not elect to

receive capitalization shares, as declared by the

Board of Directors on 24 FEB 2010

PROPOSAL #3.1: Re-elect Mr. CJW Ball as a Director,          ISSUER            YES             FOR                  FOR

who retires by rotation in terms of the Company's

Articles of Association

PROPOSAL #3.2: Re-elect Ms TCP Chikane as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation in terms of the Company's

Articles of Association

PROPOSAL #4.1: Election of Mr. GW Dempster as a Board        ISSUER            YES             FOR                  FOR

 of Director during the year, who retire in terms of

the Company's Articles of Association

PROPOSAL #4.2: Election of Mr. DI Hope as a Board of         ISSUER            YES             FOR                  FOR

Director during the year, who retire in terms of the

Company's Articles of Association

PROPOSAL #4.3: Election of Ms. We Lucas-Bull as a              ISSUER            YES             FOR                  FOR

Board of Director during the year, who retire in

terms of the Company's Articles of Association

PROPOSAL #4.4: Election of Mr. PJ Moleketi as a Board        ISSUER            YES             FOR                  FOR

 of Director during the year, who retire in terms of

the Company's Articles of Association

PROPOSAL #4.5: Election of Ms. RK Morathi as a Board         ISSUER            YES             FOR                  FOR

of Director during the year, who retire in terms of

the Company's Articles of Association

PROPOSAL #4.6: Election of Mr. JVF Roberts as a Board        ISSUER            YES             FOR                  FOR

 of Director during the year, who retire in terms of

the Company's Articles of Association

PROPOSAL #4.7: Election of Mr. MI Wyman as a Board of        ISSUER            YES             FOR                  FOR

 Director during the year, who retire in terms of the

 Company's Articles of Association

PROPOSAL #5: Re-appoint Deloittee & Touche [with the         ISSUER            YES             FOR                  FOR

designated Auditor currently being MR D Shipp] and

KPMG Incorporation [with the designated Auditor

currently being MS TA Middlemiss], as joint Auditors,

 to hold office from the conclusion of the 43rd AGM

until the conclusion of the next AGM of Nedbank Group

PROPOSAL #6: Authorize the Nedbank Group Audit                   ISSUER            YES             FOR                  FOR

Committee to determine the remuneration of the

Company's Auditors and the Auditors terms of

PROPOSAL #7.O.1: Authorize the Director to place, but        ISSUER            YES             FOR                  FOR

 unissued, ordinary shares in the capital of the

Nedbank Group under the control of the Directors to

allot and issue these shares on such terms and

conditions and at such times as they deem fit,

subject to the provisions of the Companies Act, 61 of

 1973, as amended the banks Act, 94 of 1990, as

amended, and the JSE limited listing requirements;

the issuing of shares granted under this authority

will be limited to Nedbank Group's existing

contractual obligations to issue shares, including

for the purposes of Nedbank Group's BEE transaction

approved in 2005 and the NedNambia BEE transaction

approved in 2006, any scrip dividend and/or

capitalization share award, and shares required to be

 issued for the purpose of carrying out the terms of

PROPOSAL #8.O.2: Amend the existing rules of the                ISSUER            YES             FOR                  FOR

Nedbank Group [2005] share option, matched share and

restricted share scheme be rescinded and replaced

with the revised rules of the Nedbank Group [2005]

share option, matched share and restricted share

scheme, a copy of which rules has been signed by the

Chairman for the purposes of identification and is

tabled at the meeting

PROPOSAL #9.O.3: Amend the existing rules of the                ISSUER            YES             FOR                  FOR

NedNamibia Holdings long term incentive scheme be

rescinded and replaced with the revised rules of the

NedNamibia Holdings long term incentive scheme, a

copy of which rules has been signed by the Chairman

for purposes of identification and is tabled at the

PROPOSAL #10.O4: Appoint the members of the Nedbank          ISSUER            YES             FOR                  FOR

Group Audit Committee in accordance with the

recommendation of King III; the membership as

proposed by the Board of Directors is Mr. CJW Ball

[Chairman], Ms. TCP Chikane, Mr. PJ Moleketi, Ms.

Mnxasana and Mr. MI Wyman, all of whom are

independent non-executive Directors

PROPOSAL #11.O5: Approve a non-binding advisory vote,        ISSUER            YES             FOR                  FOR

 the Company's remuneration policy and its

implementation, as set out in the remuneration report

 contained in the annual financial statements

PROPOSAL #12.O6: Approve the remuneration paid to              ISSUER            YES             FOR                  FOR

executive Directors in accordance with the Company's

remuneration policy, as set out in the remuneration

report contained in the annual financial statements

PROPOSAL #13.O7: Approve the Non-Executive Directors'        ISSUER            YES             FOR                  FOR

 fees as specified

PROPOSAL #14.S1: Authorize the Company, in terms of a        ISSUER            YES             FOR                  FOR

 general authority contemplated in Sections 85(2),

85(3) and 89 of the Companies Act, 61 of 1973, as

amended (the Act), to acquire the Company's issued

shares from time to time on such terms and conditions

 and in such amounts as the Directors of the Company

may from time to time decide, but always subject to

the approval, to the extent required, of the

Registrar of Banks, the provisions of the Act, the

Banks Act, 94 of 1990, as amended, and the JSE

Limited (the JSE) Listings Requirements, subject to

the following limitations, this general authority

shall be valid only until the Company's next AGM,

provided that it shall not extend beyond 15 months

from the date of the passing of this special

resolution and the acquisitions of ordinary shares in

 the aggregate in any 1 FY shall not exceed 10 % of

the Company's issued ordinary share capital of that

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEOPOST SA, BAGNEUX

  TICKER:                  N/A                 CUSIP:   F65196119

  MEETING DATE:      7/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts             ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the distribution of profits             ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve Stock Dividend Program (Cash          ISSUER            YES             FOR                  FOR

or Shares)

PROPOSAL #O.4: Approve the consolidated accounts                ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Approve the agreements referred to in         ISSUER            YES             FOR                  FOR

Article L 225-38 of the Commercial Code

PROPOSAL #O.6: Approve the attendances allowances               ISSUER            YES             FOR                  FOR

PROPOSAL #O.7: Appoint Mr. Vincent Mercier as a new          ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #O.8: Approve to renew the Mr. Henk Bodt's          ISSUER            YES             FOR                  FOR

mandate as Board Member

PROPOSAL #O.9: Approve to renew the Mr. Eric Licoys's        ISSUER            YES             FOR                  FOR

 mandate as Board Member

PROPOSAL #O.10: Approve the share buyback program               ISSUER            YES             FOR                  FOR

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares and warrants giving access to the

 Company's capital, with maintenance of preferential

subscription rights of shareholders

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares, with cancellation of

preferential subscription rights of shareholders

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue warrants giving access to the Company's

capital, with cancellation of preferential

subscription rights of shareholders

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the amount of issues in case of excess

demand in the case of the issue of common shares or

warrants giving access to the Company's capital

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by capitalization of reserves,

profits or premiums

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital by issuing common shares

and warrants giving access to capital in

consideration of contributions in kind within the

limit of 10% of the share capital

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares and warrants giving access to the

 Company's capital, in case of an exchange public

offer initiated by the Company

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital and assignments reserved for

employees of the Group under Article L.3332-1 and

seq. of the Labor Code

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital reserved to the financial

institutions or to the Companies created specifically

 to implement a Salary Savings Scheme for the benefit

 of employees of certain subsidiaries or foreign

branches of the Group equivalent to the French and

Foreign Companies' Savings Plans of the Group in force

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

allocate free existing shares or to issue

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

grant options to subscribe for new shares and/or

options to purchase existing shares

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

cancel shares acquired under the buyback of own

shares by the Company

PROPOSAL #E.23: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the issue of warrants giving right to the award of

debt securities and not subject to an increase of the

 Company's capital

PROPOSAL #E.24: Grant powers for legal formalities             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NESTLE S A

  TICKER:                  N/A                 CUSIP:   H57312649

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the Annual Report, the                     ISSUER            YES             FOR                  FOR

financial statements of Nestle S.A. and the

consolidated financial statements of the Nestle Group

 for 2009

PROPOSAL #1.2: Approve the acceptance of the                       ISSUER            YES             FOR                  FOR

compensation report 2009

PROPOSAL #2.: Approve to release the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors and of the Management

PROPOSAL #3.: Approve the appropriation of profits            ISSUER            YES             FOR                  FOR

resulting from the balance sheet of Nestle S.A

Retained earnings as specified provided that the

proposal of the Board of Directors is approved, the

gross dividend will amount to CHF 1.60 per share,

representing a net amount of CHF 1.04 per share after

 payment of the Swiss withholding tax of 35% the last

 trading day with entitlement to receive the dividend

 is 16 APR 2010, the shares will be traded ex

dividend as of 19 APR 2010, the net dividend will be

payable as from 22 APR 2010

PROPOSAL #4.1.1: Re-elections of Mr. Peter Brabeck-           ISSUER            YES             FOR                  FOR

Letmathe to the Board of Directors for a term of 3

years

PROPOSAL #4.1.2: Re-elections of Mr. Steven G. Hoch,         ISSUER            YES             FOR                  FOR

to the Board of Directors for a term of 3 years

PROPOSAL #4.1.3: Re-elections of Mr.Andre Kudelski to        ISSUER            YES             FOR                  FOR

 the Board of Directors for a term of 3 years

PROPOSAL #4.1.4: Re-elections of Mr.Jean-Rene Fourtou        ISSUER            YES             FOR                  FOR

 to the Board of Directors for a term of 2 years

PROPOSAL #4.2.1: Elections of Mrs. Titia de Lange to         ISSUER            YES             FOR                  FOR

the Board of Directors for a term of 3 years

PROPOSAL #4.2.2: Elections of Mr. Jean-Pierre Roth to        ISSUER            YES             FOR                  FOR

 the Board of Directors for a term of 3 years

PROPOSAL #4.3: Re-election of KPMG S.A., Geneva                 ISSUER            YES             FOR                  FOR

branch for a term of 1year

PROPOSAL #5.: Approve the cancellation of 185,000.000        ISSUER            YES             FOR                  FOR

 shares repurchased under the share buy-back

programme, and reduction of share capital by CHF

18,500.000, and amend the Article 3 of the Articles

of Association as specified

PROPOSAL #6.: Amend the New Article 4 of the Articles        ISSUER            YES             FOR                  FOR

 of Association as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NET 1 UEPS TECHNOLOGIES, INC.

  TICKER:                  UEPS               CUSIP:   64107N206

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DR. SERGE C.P. BELAMANT                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HERMAN G. KOTZE                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: C.S. SEABROOKE                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANTONY C. BALL                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALASDAIR J.K. PEIN                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PAUL EDWARDS                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: TOM C. TINSLEY                                     ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO AMEND AND RESTATE THE 2004         ISSUER            YES             FOR                  FOR

STOCK INCENTIVE PLAN.

PROPOSAL #03: PROPOSAL TO RATIFY THE SELECTION OF              ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE (SOUTH AFRICA) AS THE INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR

 THE 2010 FISCAL YEAR.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEW WORLD DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y63084126

  MEETING DATE:      12/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited statement of accounts        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and the Independent

 Auditors for the YE 30 JUN 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Dr. Cheng Kar-Shun, Henry as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.2: Re-elect Dr. Cha Mou-Sing, Payson as a        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #3.3: Re-elect Mr. Cheng Kar-Shing, Peter as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.4: Re-elect Mr. Leung Chi-Kin, Stewart as        ISSUER            YES         AGAINST           AGAINST

 a Director

PROPOSAL #3.5: Re-elect Mr. Chow Kwai-Cheung as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.6: Re-elect Ms. Ki Man-Fung, Leonie as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #4.: Re-appoint the Joint Auditors and                 ISSUER            YES             FOR                  FOR

authorize the Board of Directors to fix their

remuneration

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to repurchase shares of HKD 1.00 each in the capital

 of the Company, during the relevant period, on The

Stock Exchange of Hong Kong Limited [Stock Exchange]

or any other stock exchange on which the securities

of the Company may be listed and recognized by the

Securities and Futures Commission of the Hong Kong

and the Stock Exchange on share repurchases for such

purposes, subject to and in connection with all

applicable laws and the requirements of the Rules

Governing the Listing of Securities on the Stock

Exchange or of any other Stock Exchange as amended

from time to time, not exceeding 10% of the aggregate

 nominal amount of the issued share capital of the

Company; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by Law to be held]

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to Section 57B of the Companies Ordinance,

to allot, issue and deal with additional shares of

HKD 1.00 each in the capital of the Company and to

make or grant offers, agreements and options

[including bonds, warrants and debentures convertible

 into shares of the Company] during and after the

relevant period, not exceeding 20% of the aggregate

nominal amount of the issued share capital of the

Company, otherwise than pursuant to i) a rights

issue; or ii) an issue of shares as scrip dividends

pursuant to the Articles of the Association of the

Company from time to time; or iii) an issue of shares

 under any option scheme or similar arrangement for

the time being adopted for the grant or issue to the

employees of the Company and/or any of its

subsidiaries of shares or rights to acquire shares of

 the Company; or iv) an issue of shares upon

conversion by the bondholders of their bonds into

shares of the Company in accordance with the terms

and conditions of an issue of convertible guaranteed

bonds by a special purpose subsidiary wholly owned by

 the Company; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

PROPOSAL #7.: Approve, subject to the passing of                ISSUER            YES         AGAINST           AGAINST

Resolutions 5 and 6 as specified, to extend the

general mandate granted to the Directors, to allot,

issue and deal with the additional shares pursuant to

 Resolution 6 as specified, by the addition thereto

of an amount representing the aggregate nominal

amount of the shares in the capital of the Company

repurchased by the Company under authority granted

pursuant to Resolution 5, provided that such amount

does not exceed 10% of the aggregate nominal amount

of the issued share capital of the Company at the

date of passing this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEW YORK COMMUNITY BANCORP, INC.

  TICKER:                  NYB                 CUSIP:   649445103

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DONALD M. BLAKE                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL J. LEVINE                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GUY V. MOLINARI                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN M. TSIMBINOS                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: THE RATIFICATION OF THE APPOINTMENT OF         ISSUER            YES             FOR                  FOR

KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM OF NEW YORK COMMUNITY BANCORP, INC.

FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEWS CORP

  TICKER:                  N/A                 CUSIP:   U6525C103

  MEETING DATE:      10/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Elect Jose Maria Anzar as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.B: Elect Natalie Bancroft as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.C: Elect Peter L. Barnes as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.D: Elect Chase Carey as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.E: Elect Kenneth E. Cowley as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.F: Elect David F. Devoe as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #1.G: Elect Viet Dinh as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #1.H: Elect Sir Roderick I. Eddington as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.I: Elect Mark Hund as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #1.J: Elect Andrew S.B. Knight as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.K: Elect James R. Murdoch as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.L: Elect K. Rupert Murdoch as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.M: Elect Lachlan K. Murdoch as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.N: Elect Thomas J. Perkins as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.O: Elect Arthur M. Siskind as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.P: Elect John L. Thornton as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Ratify the Ernst and Young LLP as the          ISSUER            YES             FOR                  FOR

Company's Independent Registered Public Accounting

Firm for the FYE 30 JUN 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEWS CORPORATION

  TICKER:                  NWS                 CUSIP:   65248E203

  MEETING DATE:      10/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: JOSE MARIA AZNAR         ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: NATALIE BANCROFT         ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: PETER L. BARNES           ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: CHASE CAREY                  ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: KENNETH E. COWLEY        ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: DAVID F. DEVOE             ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: VIET DINH                      ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: SIR RODERICK I.          ISSUER            YES             FOR                  FOR

EDDINGTON

PROPOSAL #1I: ELECTION OF DIRECTOR: MARK HURD                      ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: ANDREW S.B. KNIGHT      ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: JAMES R. MURDOCH         ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: K. RUPERT MURDOCH        ISSUER            YES             FOR                  FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: LACHLAN K. MURDOCH      ISSUER            YES             FOR                  FOR

PROPOSAL #1N: ELECTION OF DIRECTOR: THOMAS J. PERKINS        ISSUER            YES             FOR                  FOR

PROPOSAL #1O: ELECTION OF DIRECTOR: ARTHUR M. SISKIND        ISSUER            YES             FOR                  FOR

PROPOSAL #1P: ELECTION OF DIRECTOR: JOHN L. THORNTON         ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF ERNST & YOUNG LLP AS            ISSUER            YES             FOR                  FOR

THE COMPANY'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEXEN INC

  TICKER:                  N/A                 CUSIP:   65334H102

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of W.B. Berry as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of R.G. Bertram as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Election of D.G. Flanagan as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Election of S.B. Jackson as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Election of K.J. Jenkins as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Election of A.A. McLellan as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Election of E.P. Newell as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Election of T.C. O'Neill as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Election of M.F. Romanow as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Election of F.M. Saville as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Election of J.M. Willson as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Election of V.J. Zaleschuk as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appoint Deloitte & Touche LLp as the              ISSUER            YES             FOR                  FOR

Independent Auditors for 2010

PROPOSAL #3: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEXT MEDIA LTD

  TICKER:                  N/A                 CUSIP:   Y6342D124

  MEETING DATE:      7/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the reports         ISSUER            YES             FOR                  FOR

of the Directors and the Auditor and the audited

financial statements for the YE 31 MAR 2009

PROPOSAL #2.A: Re-elect Mr. Ip Yut Kin as an                       ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #2.B: Re-elect Mr. Chu Wah Hui as an                     ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #2.C: Re-elect Mr. Cheung Ka Sing, Cassian          ISSUER            YES             FOR                  FOR

as a Non-Executive Director

PROPOSAL #2.D: Re-elect Mr. Wong Chi Hong, Frank as          ISSUER            YES             FOR                  FOR

an Independent Non-Executive Director

PROPOSAL #2.E: Re-elect Dr. Lee Ka Yam, Danny as an          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #3.: Approve to fix the remuneration of the         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.: Re-appoint Deloitte Touche Tohmatsu as         ISSUER            YES             FOR                  FOR

the Auditor and authorize the Directors to fix

Auditor's remuneration

PROPOSAL #5.: Authorize the Directors, during the              ISSUER            YES         AGAINST           AGAINST

Relevant Period [as specified], to allot and issue

additional shares in the capital of the Company

[including but not limited to the share subscription

and financing plan of the Company adopted on 29 OCT

2007] and to make or grant offers, agreements and

options [including warrants and securities

convertible or exercisable into shares of the

Company] which might require the exercise of such

powers either during or after the Relevant Period;

the aggregate nominal amount of share capital

allotted or agreed conditionally or unconditionally

to be allotted [whether pursuant to an option or

otherwise] and issued by the Directors pursuant to

the approval in this resolution, otherwise than

pursuant to: i) a Rights Issue [as specified]; ii)

the exercise of rights of subscription or conversion

under the terms of any warrants issued by the Company

 or any securities which are convertible into shares

of the Company; iii) the exercise of the subscription

 rights under any option scheme or similar

arrangement for the time being adopted [excluding the

 share subscription and financing plan of the Company

 adopted on 29 OCT 2007] for the grant or issue to

officers and/or employees of the Company and/or any

of its subsidiaries of shares or rights to acquire

shares of the Company; or iv) any scrip dividend or

similar arrangement providing for the allotment of

the shares in lieu of the whole or part of a dividend

 on shares of the Company in accordance with the

articles of association of the Company; shall not

exceed 20% of the aggregate nominal amount of the

share capital of the Company in issue as at the date

of the passing of this Resolution and the said

approval shall be limited accordingly; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or the expiration of the period

within which the next AGM of the Company is required

by Law or the Articles of Association of the Company

PROPOSAL #6.: Authorize the Directors, during the              ISSUER            YES             FOR                  FOR

Relevant Period [as specified], to repurchase shares

in the capital of the Company, subject to and in

accordance with all applicable laws and requirements

of the Rules Governing the Listing of Securities on

The Stock Exchange of Hong Kong Limited as amended

from time to time; the aggregate nominal amount of

shares of the Company which may be repurchased by the

 Directors pursuant to the approval in this

resolution, shall not exceed 10% of the aggregate

nominal amount of the share capital of the Company in

 issue as at the date of the passing of this

Resolution and the said approval shall be limited

accordingly; and [Authority expires the earlier of

the conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by Law or the Articles of

Association of the Company to be held]

PROPOSAL #7.: Approve, conditional upon the passing          ISSUER            YES         AGAINST           AGAINST

of Resolutions Nos. 5 and 6 as specified, the

aggregate nominal amount of shares of the Company

which may be allotted or agreed conditionally or

unconditionally to be allotted by the Directors

pursuant to and in accordance with the mandate

granted under Resolution No. 5 as specified and be

increased and extended by adding the aggregate

nominal amount of shares in the capital of the

Company which may be repurchased by the Company

pursuant to and in accordance with the mandate

granted under Resolution No. 6 as specified provided

that such amount of shares of the Company so

repurchased shall not exceed 10% of the aggregate

nominal amount of the issued share capital of the

Company as at the date of the passing of this

PROPOSAL #8.: Approve the rules of the proposed share        ISSUER            YES         AGAINST           AGAINST

 option scheme of Aim High Investments Limited [as

specified] and authorized the Directors of the

Company to execute such documents and take such

action as they deem appropriate to implement and give

 effect to the scheme

PROPOSAL #S.9: Amend the Articles 2, 51, 60, 61, 62,         ISSUER            YES             FOR                  FOR

63, 64, 65, 66, 67 and 69 of the Articles of

Association of the Company as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEXT PLC

  TICKER:                  N/A                 CUSIP:   G6500M106

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the accounts and reports of the            ISSUER            YES             FOR                  FOR

Directors and Auditors

PROPOSAL #2: Approve the remuneration report                       ISSUER            YES             FOR                  FOR

PROPOSAL #3: Declare a final ordinary dividend of 47p        ISSUER            YES             FOR                  FOR

 per share

PROPOSAL #4: Re-elect Steve Barber as a Director                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Re-elect David Keens as a Director                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-appoint Ernst and Young as the                   ISSUER            YES             FOR                  FOR

Auditors and authorize the Directors to set their

remuneration

PROPOSAL #7: Approve the next 2010 Share Matching Plan      ISSUER            YES             FOR                  FOR

PROPOSAL #8: Grant authority to allot shares                       ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Grant authority to disappy pre-emption        ISSUER            YES             FOR                  FOR

 rights

PROPOSAL #S.10: Grant authority for on-market                     ISSUER            YES             FOR                  FOR

purchase of own shares

PROPOSAL #S.11: Grant authority to enter into                     ISSUER            YES             FOR                  FOR

programme agreements with each of Goldman Sachs

International, UBS AG, Deutsche Bank AG and Barclays

Bank PLC

PROPOSAL #S.12: Approve and adopt the new Articles of        ISSUER            YES             FOR                  FOR

 Association

PROPOSAL #S.13: Grant authority to the calling of              ISSUER            YES             FOR                  FOR

general meetings  other than AGMs  on 14 clear days'

notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIHON UNISYS,LTD.

  TICKER:                  N/A                 CUSIP:   J51097103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NII HOLDINGS, INC.

  TICKER:                  NIHD               CUSIP:   62913F201

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: STEVEN P. DUSSEK                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DONALD GUTHRIE                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEVEN M. SHINDLER                              ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF PRICEWATERHOUSECOOPERS         ISSUER            YES             FOR                  FOR

LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING

FIRM FOR FISCAL YEAR 2010.

PROPOSAL #03: AMENDMENT OF 2004 INCENTIVE                            ISSUER            YES         AGAINST           AGAINST

COMPENSATION PLAN TO INCREASE AUTHORIZED SHARES

AVAILABLE FOR ISSUANCE.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON EXPRESS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J53376117

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to  Directors      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON MEAT PACKERS,INC.

  TICKER:                  N/A                 CUSIP:   J54752142

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Adopt Restriction to         ISSUER            YES             FOR                  FOR

the Rights for Odd-Lot Shares, Allow Use of Treasury

Shares for Odd-Lot Purchases, Chairperson to Convene

and Chair a Shareholders Meeting

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON OIL CORPORATION

  TICKER:                  N/A                 CUSIP:   J5484F100

  MEETING DATE:      1/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of Share Transfer Plan                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend Articles to: Delete the Articles         ISSUER            YES             FOR                  FOR

Related to Record Dates

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON SUISAN KAISHA,LTD.

  TICKER:                  N/A                 CUSIP:   J56042104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON TELEGRAPH AND TELEPHONE CORPORATION

  TICKER:                  N/A                 CUSIP:   J59396101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISSAN MOTOR CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J57160129

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Delegation to the Board of Directors to        ISSUER            YES         AGAINST           AGAINST

 determine the terms and conditions of issuing

Shinkabu-Yoyakuken (Share Option) without

consideration to employees of the Company and

directors and employees of its affiliates

PROPOSAL #3.: Granting of Share Appreciation Rights          ISSUER            YES             FOR                  FOR

(the SAR) to Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOBLE CORPORATION

  TICKER:                  NE                   CUSIP:   H5833N103

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MICHAEL A. CAWLEY                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GORDON T. HALL                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JACK E. LITTLE                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2: APPROVAL OF THE EXTENSION OF BOARD                 ISSUER            YES             FOR                  FOR

AUTHORITY TO ISSUE AUTHORIZED SHARE CAPITAL UNTIL

APRIL 29, 2012.

PROPOSAL #3: APPROVAL OF THE PAYMENT OF A REGULAR              ISSUER            YES             FOR                  FOR

DIVIDEND THROUGH A REDUCTION OF THE PAR VALUE OF THE

SHARES IN AN AMOUNT EQUAL TO SWISS FRANCS 0.52 PER

SHARE.

PROPOSAL #4: APPROVAL OF THE PAYMENT OF A SPECIAL              ISSUER            YES             FOR                  FOR

DIVIDEND THROUGH A REDUCTION OF THE PAR VALUE OF THE

SHARES IN AN AMOUNT EQUAL TO SWISS FRANCS 0.56 PER

SHARE.

PROPOSAL #5: APPROVAL OF THE APPOINTMENT OF                        ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR.

PROPOSAL #6: APPROVAL OF THE 2009 ANNUAL REPORT, THE         ISSUER            YES             FOR                  FOR

CONSOLIDATED FINANCIAL STATEMENTS OF THE COMPANY FOR

FISCAL YEAR 2009 AND THE STATUTORY FINANCIAL

STATEMENTS OF THE COMPANY FOR EXTENDED FISCAL YEAR

2009.

PROPOSAL #7: APPROVAL OF THE DISCHARGE OF THE MEMBERS        ISSUER            YES             FOR                  FOR

 OF THE BOARD OF DIRECTORS AND THE EXECUTIVE OFFICERS

 OF THE COMPANY FOR EXTENDED FISCAL YEAR 2009.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOBLE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G6542T119

  MEETING DATE:      10/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to allot and issue up to 9,575,420 new ordinary

shares of HKD 0.25 each in the capital of the Company

 to Mr. Ricardo Leiman, an Executive Director of the

Company, or to such person as he may direct, credited

 as fully-paid, for the purposes of satisfying part

of the remuneration and bonus payable to such

Executive Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOBLE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G6542T119

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, ratify and adopt the entry by          ISSUER            YES             FOR                  FOR

the Company into  i  a transaction facilitation deed

with respect to the off-market takeover offer  the

Gloucester Offer  by Macarthur Coal Limited

Macarthur  to acquire all of the issued securities of

 Gloucester Coal Limited  Gloucester  and  ii  a

share sale deed  Middlemount Share Sale Deed  with

respect to, inter alia, the purchase by Custom Mining

 Pty Ltd  Custom Mining  of all the shares of

Middlemount Coal Pty Ltd  Middlemount  held by the

Company and its subsidiaries  the Group ; b  the

disposal by the Group of  i  71,902,868 Gloucester

shares to Macarthur pursuant to the Group's

acceptance of the Gloucester Offer and  ii  81,450

Middlemount shares to Custom Mining pursuant to,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOBLE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G6542T119

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the statements of              ISSUER            YES             FOR                  FOR

accounts and the reports of the Directors and the

Auditors for the FYE 31 DEC 2009

PROPOSAL #2.: Declare a final dividend of USD 3.6              ISSUER            YES             FOR                  FOR

cents per share for the YE 31 DEC 2009

PROPOSAL #3.: Re-elect Mr. Richard Samuel Elman as a         ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Bye-law 86(1)

PROPOSAL #4.: Re-elect Mr. Harindarpal Singh Banga as        ISSUER            YES             FOR                  FOR

 a Director, who retires pursuant to Bye-law 86(1)

PROPOSAL #5.: Re-elect Mr. Alan Howard Smith as a              ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Bye-law 86(1)

PROPOSAL #6.: Re-elect Mr. David Gordon Eldon as a            ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Bye-law 86(1)

PROPOSAL #7.: Re-elect Mr. Tobias Josef Brown as a            ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Bye-law 85(2)

PROPOSAL #8.: Approve the Directors' fees for the YE         ISSUER            YES             FOR                  FOR

31 DEC 2009

PROPOSAL #9.: Re-appoint Messrs. Ernst & Young as the        ISSUER            YES             FOR                  FOR

 Company's Auditors and authorize the Directors to

fix their remuneration

PROPOSAL #10.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, to: (A) (a) issue ordinary shares of HKD

0.25 each (or of such other par value as may result

from any capital subdivision and/or consolidation of

the Company) in the capital of the Company (Shares)

whether by way of rights, bonus or otherwise; and/or

(b) make or grant offers, agreements or options

(collectively, Instruments) that might or would

require Shares to be issued, including but not

limited to the creation and issue of (as well as

adjustments to) warrants, debentures or other

instruments convertible into Shares, at any time and

upon such terms and conditions and for such purposes

and to such persons as the Directors may in their

absolute discretion deem fit; and (B)

(notwithstanding that the authority conferred by this

 resolution may have ceased to be in force) issue

Shares in pursuance of any Instrument made or granted

 by the Directors while this resolution was in force,

 provided that: (a) the aggregate number of Shares to

 be issued pursuant to this resolution (including

Shares to be issued in pursuance of Instruments made

or granted pursuant to this resolution) does not

exceed 50% of the total number of issued Shares,

excluding treasury shares, of the Company (as

calculated in accordance with this resolution below),

 of which the aggregate number of Shares to be issued

 other than on a pro rata basis to shareholders of

the Company (Shareholders) (including Shares to be

issued in pursuance of Instruments made or granted

pursuant to this resolution) does not exceed 20% of

the total number of issued Shares, excluding treasury

 shares, of the Company (as calculated in accordance

with this resolution below); (b) (subject to such

manner of calculation as may be prescribed by the

Singapore Exchange Securities Trading Limited (SGX-

ST)) for the purpose of determining the aggregate

number of Shares that may be issued under this

resolution above, the total number of issued Shares,

excluding treasury shares, shall be based on the

total number of issued Shares, excluding treasury

shares, of the Company at the time this resolution is

 passed, after adjusting for: (i) new Shares arising

from the conversion or exercise of any convertible

securities or share options or vesting of share

awards which are outstanding or subsisting at the

time this resolution is passed; and (ii) any

subsequent bonus issue, consolidation or subdivision

of Shares; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM is

PROPOSAL #11.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, to purchase or acquire issued and fully paid

 Shares not exceeding in aggregate the Prescribed

Limit (as specified), at such price or prices as may

be determined by the Directors from time to time up

to the Maximum Price (as specified), by way of market

 purchases (each a Market Purchase) on the SGXST or

any other Stock Exchange on which the Shares may for

the time being be listed and quoted and otherwise in

accordance with the Companies Act 1981 of Bermuda

(the Bermuda Act) and all other laws, regulations and

 rules of the SGX-ST as may for the time being be

applicable (Share Purchase Mandate); [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or the expiration of the period

within which the next AGM is to be held by law]; to

complete and do all such acts and things (including

executing such documents as may be required) as they

may consider expedient or necessary to give effect to

 the transactions contemplated by this resolution

PROPOSAL #12.: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to offer and grant options in accordance with the

provisions of the Noble Group Share Option Scheme

2004 (the Scheme) and to allot and issue from time to

 time such Shares as may be allotted and issued

pursuant to the exercise of options under the Scheme,

 provided always that the aggregate number of Shares

to be allotted and issued pursuant to the Scheme,

when added to the number of Shares issued and

issuable in respect of all options granted under the

Scheme and Shares subject to any other share schemes

of the Company, shall not exceed 15% of the total

number of issued Shares, excluding treasury shares,

of the Company from time to time

PROPOSAL #13.: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to allot and issue from time to time such number of

Shares as may be required to be allotted and issued

pursuant to the Noble Group Limited Scrip Dividend

Scheme (Scrip Dividend Scheme)

PROPOSAL #14.: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to: (A) offer and grant awards in accordance with

the provisions of the Noble Group Performance Share

Plan (the Plan); and (B) allot and issue from time to

 time such number of Shares as may be required to be

allotted and issued pursuant to the vesting of Awards

 under the Plan, provided that the aggregate number

of Shares allotted and issued and/or to be allotted

and issued pursuant to the Plan, when aggregated with

 the number of Shares issued and issuable in respect

of all options granted under any of the Share Option

Schemes of the Company and Shares subject to any

other share schemes of the Company, shall not exceed

15% of the total number of issued Shares, excluding

treasury shares, from time to time

PROPOSAL #15.: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to capitalize an amount of up to HKD 553,097,702

standing to the credit of the share premium account

of the Company and that the same be applied in full

payment at par for up to 2,212,390,805 new Ordinary

Shares of HKD 0.25 each (the Bonus Shares) in the

share capital of the Company, such new shares to be

distributed, allotted and issued and credited as

fully paid to those persons who are registered as

shareholders of the Company as at such date as may be

 determined by the Directors of the Company (the

Books Closure Date), on the basis of six Bonus Shares

 for every eleven existing Ordinary Shares then held

by such shareholders (the Bonus Issue), all fractions

 (if any) being disregarded and dealt with in such

manner as the Directors of the Company may deem fit

for the benefit of the Company and such new shares to

 be treated for all purposes as an increase in the

nominal amount of the issued share capital of the

Company and not income and, upon issue and allotment,

 to rank pari passu in all respects with the existing

 Ordinary Shares of HKD 0.25 each in the capital of

the Company except that they shall not rank for any

dividends, rights, allotments or other distributions

the record date for which falls before the date on

which the Bonus Shares are issued; and to give effect

 to and implement the Bonus Issue with full power to

assent to any condition, modification, variation

and/or amendment as may be required by the relevant

authorities and/or as they may deem fit or expedient

in the interests of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOKIA CORP, ESPOO

  TICKER:                  N/A                 CUSIP:   X61873133

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the Meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Matters of order for the Meeting                    ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of the persons to confirm the         ISSUER             NO              N/A                  N/A

minutes and to verify the counting of votes

PROPOSAL #4.: Recording the legal convening of the            ISSUER             NO              N/A                  N/A

Meeting and quorum

PROPOSAL #5.: Recording the attendance at the Meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6.: Presentation of the Annual Accounts              ISSUER             NO              N/A                  N/A

2009, the report of the Board of Directors and the

Auditor's report for the year 2009 - Review by the

President and CEO

PROPOSAL #7.: Adoption of the Annual Accounts                      ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Resolution on the use of the profit              ISSUER            YES             FOR                  FOR

shown on the balance sheet and the payment of

dividend: the Board proposes to the AGM a dividend of

 EUR 0.40 per share for the FY 2009. The dividend

will be paid to shareholders registered in the

Register of shareholders held by Euroclear Finland

Ltd on the record date, 11 MAY 2010. The Board

proposes that the dividend be paid on or about 25 May

PROPOSAL #9.: Resolution on the discharge of the                ISSUER            YES             FOR                  FOR

Members of the Board of Directors and the President

from liability

PROPOSAL #10.: Resolution on the remuneration of the         ISSUER            YES             FOR                  FOR

Members of the Board of Directors: The Board's

Corporate Governance and Nomination Committee

proposes to the AGM that the remuneration payable to

the Members of the Board to be elected at the AGM for

 the term for a term ending at the AGM in 2011, be

unchanged from 2008 and 2009 and be as follows: EUR

440,000 for the Chairman, EUR 150,000 for the Vice

Chairman, and EUR 130,000 for each Member. In

addition, the Committee proposes that the Chairman of

 the Audit Committee and Chairman of the Personnel

Committee will each receive an additional annual fee

of EUR 25,000 and other Members of the Audit

Committee an additional annual fee of EUR 10,000

each. The Corporate Governance and Nomination

Committee proposes that approximately 40% of the

remuneration be paid in Nokia shares purchased from

the market, which shares shall be retained until the

end of the Board Membership in line with the Nokia

policy [except for those shares needed to offset any

costs relating to the acquisition of the shares,

PROPOSAL #11.: Resolution on the number of Members of        ISSUER            YES             FOR                  FOR

 the Board of Directors: Georg Ehrnrooth, Nokia Board

 Audit Committee Chairman since 2007 and Board Member

 since 2000, has informed that he will not stand for

re-election. The Board's Corporate Governance and

Nomination Committee proposes to the AGM that the

number of Board Members be 10.

PROPOSAL #12.: Election of Members of the Board of            ISSUER            YES             FOR                  FOR

Directors: The Board's Corporate Governance and

Nomination Committee proposes to the AGM that the

following current Nokia Board Members be re-elected

as Members of the Board of Directors for a term

ending at the AGM in 2011: Lalita D. Gupte, Dr. Bengt

 Holmstrom, Prof. Dr. Henning Kagermann, Olli-Pekka

Kallasvuo, Per Karlsson, Isabel Marey-Semper, Jorma

Ollila, Dame Marjorie Scardino, Risto Siilasmaa and

PROPOSAL #13.: Resolution on the remuneration of the         ISSUER            YES             FOR                  FOR

Auditor: The Board's Audit Committee proposes to the

AGM that the External Auditor to be elected at the

AGM be reimbursed according to the invoice of the

Auditor, and in compliance with the purchase policy

approved by the Audit Committee.

PROPOSAL #14.: Election of Auditor: The Board's Audit        ISSUER            YES             FOR                  FOR

 Committee proposes to the AGM that

PricewaterhouseCoopers Oy be re-elected as the

Company's Auditor for the FY 2010.

PROPOSAL #15.: Resolution on the amendment of the              ISSUER            YES             FOR                  FOR

Articles of Association: The Board proposes to the

AGM the Articles of Association of the Company to be

amended as follows: Amend the provision on the object

 of the Company to reflect more precisely its current

 business activities [Article 2]. Amend the provision

 on the notice of a General Meeting to the effect

that the provisions on the publication date of the

notice corresponds to the amended provisions of the

Finnish Companies Act and to allow the publication of

 the notice in the same manner as the other official

disclosures of the Company [Article 10].

PROPOSAL #16.: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

resolve to repurchase the Company's own shares: The

Board proposes that the AGM authorize the Board to

resolve to repurchase a maximum of 360 million Nokia

shares by using funds in the unrestricted

shareholders' equity. Repurchases will reduce funds

available for distribution of profits. The shares may

 be repurchased in order to develop the capital

structure of the Company, finance or carry out

acquisitions or other arrangements, settle the

Company's equity-based incentive plans, be

transferred for other purposes, or be cancelled. The

shares may be repurchased either a) through a tender

offer made to all the shareholders on equal terms; or

 b) through public trading by repurchasing the shares

 in another proportion than that of the current

shareholders. It is proposed that the authorization

be effective until 30 JUN 2011 and terminate the

corresponding authorization granted by the AGM on 23

PROPOSAL #17.: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

resolve on the issuance of shares and special rights

entitling to shares. The Board proposes that the AGM

authorizes the Board to resolve to issue a maximum of

 740 million shares during the validity period of the

 authorization through issuance of shares or special

rights entitling to shares [including stock options]

under Chapter 10, Section 1 of the Finnish Companies

Act in 1 or more issues. The Board proposes that the

authorization may be used to develop the Company's

capital structure, diversify the shareholder base,

finance or carry out acquisitions or other

arrangements, settle the Company's equity-based

incentive plans, or for other purposes resolved by

the Board. It is proposed that the authorization

include the right for the Board to resolve on all the

 terms and conditions of the issuance of shares and

such special rights, including to whom shares or

special rights may be issued as well as the

consideration to be paid. The authorization thereby

includes the right to deviate from the shareholders'

pre-emptive rights within the limits set by law. It

is proposed that the authorization be effective until

 30 JUN 2013 and terminate the corresponding

authorization granted by the AGM on 03 MAY 2007.

PROPOSAL #18.: Closing of the Meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORITAKE CO.,LIMITED

  TICKER:                  N/A                 CUSIP:   J59052118

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORTHGATE PLC, DARLINGTON

  TICKER:                  N/A                 CUSIP:   G6644T108

  MEETING DATE:      7/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                ISSUER            YES         AGAINST           AGAINST

share capital of the Company

PROPOSAL #2.: Authorize the Directors to allot                   ISSUER            YES         AGAINST           AGAINST

securities in connection with the Placing and Rights

Issue

PROPOSAL #S.3: Approve to disapply statutory pre-               ISSUER            YES         AGAINST           AGAINST

emption rights in connection with the Placing and

Rights Issue

PROPOSAL #4.: Approve the terms of the Placing                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORTHGATE PLC, DARLINGTON

  TICKER:                  N/A                 CUSIP:   G6644T108

  MEETING DATE:      9/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the accounts                       ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Authorize the Audit Committee to                   ISSUER            YES             FOR                  FOR

determine the remuneration of the Auditors

PROPOSAL #5.: Re-elect Mr. P. Tallentire as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Re-elect Mr. P. Moorhouse as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Re-elect Mr. S. Smith as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8.: Approve the share consolidation [as              ISSUER            YES             FOR                  FOR

specified]

PROPOSAL #9.: Approve to renew the general authority         ISSUER            YES             FOR                  FOR

of the Directors to allot shares

PROPOSAL #S.10: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.11: Approve to allow the Company to hold         ISSUER            YES             FOR                  FOR

General Meetings [other than AGMs] on 14 days' notice

PROPOSAL #S.12: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORTHROP GRUMMAN CORPORATION

  TICKER:                  NOC                 CUSIP:   666807102

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: WESLEY G. BUSH             ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: LEWIS W. COLEMAN         ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: THOMAS B. FARGO           ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: VICTOR H. FAZIO           ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: DONALD E.                     ISSUER            YES             FOR                  FOR

FELSINGER

PROPOSAL #1F: ELECTION OF DIRECTOR: STEPHEN E. FRANK         ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: BRUCE S. GORDON           ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: MADELEINE KLEINER        ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: KARL J. KRAPEK             ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: RICHARD B. MYERS         ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: AULANA L. PETERS         ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: KEVIN W. SHARER           ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO RATIFY THE APPOINTMENT OF          ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT

AUDITOR.

PROPOSAL #03: PROPOSAL TO AMEND THE COMPANY'S                     ISSUER            YES             FOR                  FOR

RESTATED CERTIFICATE OF INCORPORATION RELATING TO

SPECIAL SHAREHOLDER MEETINGS AND CERTAIN OTHER

PROPOSAL #04: PROPOSAL TO AMEND THE CERTIFICATE OF            ISSUER            YES             FOR                  FOR

INCORPORATION OF NORTHROP GRUMMAN SYSTEMS CORPORATION

 RELATING TO DELETION OF COMPANY SHAREHOLDER

APPROVALS FOR CERTAIN TRANSACTIONS.

PROPOSAL #05: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

REINCORPORATION IN NORTH DAKOTA.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOVARTIS AG, BASEL

  TICKER:                  N/A                 CUSIP:   H5820Q150

  MEETING DATE:      2/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approval of the annual report, the              ISSUER            YES             FOR                  FOR

financial statements of Novartis AG and the group

consolidated financial statements for the business

year 2009

PROPOSAL #A.2: Discharge from liability of the                   ISSUER            YES             FOR                  FOR

Members of the Board of Directors and the Executive

PROPOSAL #A.3: Appropriation of available earnings of        ISSUER            YES             FOR                  FOR

 Novartis AG as per balance sheet and declaration of

dividend

PROPOSAL #A.4.1: Amendments to the Articles of                   ISSUER            YES             FOR                  FOR

Incorporation - Implementation of the Book Entry

Securities Act

PROPOSAL #A.4.2: Amendments to the Articles of                   ISSUER            YES             FOR                  FOR

Incorporation - Introduction of a Consultative Vote

on the Compensation System

PROPOSAL #A.5.A: Re-election of Marjorie M.T. Yang,          ISSUER            YES             FOR                  FOR

for a 3 year term

PROPOSAL #A.5.B: Re-election of Daniel Vasella, M.D.,        ISSUER            YES             FOR                  FOR

 for a 3 year term

PROPOSAL #A.5.C: Re-election of Hans-Joerg Rudloff,          ISSUER            YES             FOR                  FOR

for a 1 year term

PROPOSAL #A.6: Election of PricewaterhouseCoopers as         ISSUER            YES             FOR                  FOR

Auditor of Novartis AG for 1 year

PROPOSAL #B.: If shareholders at the Annual General          ISSUER            YES         AGAINST           AGAINST

Meeting propose additional and/or counterproposals,

I/we instruct the Independent Proxy to vote according

 to the proposal of the Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOVO-NORDISK A/S (VORMALS NOVO INDUSTRI A/S)

  TICKER:                  N/A                 CUSIP:   K7314N152

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Director's oral            ISSUER             NO              N/A                  N/A

report on the Company's activities in the past FY

PROPOSAL #2.: Approve the presentation and adopt the         ISSUER            YES             FOR                  FOR

audited annual report 2009

PROPOSAL #3.: Approve the remuneration of the Board          ISSUER            YES             FOR                  FOR

of Directors for 2009 and 2010

PROPOSAL #4.: Approve to distribute the profit                   ISSUER            YES             FOR                  FOR

according to the adopted annual report 2009

PROPOSAL #5.a: Election of Sten Scheibye as a Member         ISSUER            YES             FOR                  FOR

to the Board of Director

PROPOSAL #5.b: Election of Goran A Ando as a Member          ISSUER            YES             FOR                  FOR

to the Board of Director

PROPOSAL #5.c: Election of Henrik Gurtler as a Member        ISSUER            YES             FOR                  FOR

 to the Board of Director

PROPOSAL #5.d: Election of Pamela J Kirby as a Member        ISSUER            YES             FOR                  FOR

 to the Board of Director

PROPOSAL #5.e: Election of Kurt Anker Nielsen as a            ISSUER            YES             FOR                  FOR

Member to the Board of Director

PROPOSAL #5.f: Election of Hannu Ryopponen as a                 ISSUER            YES             FOR                  FOR

Member to the Board of Director

PROPOSAL #5.g: Election of Jorgen Wedel as a Member          ISSUER            YES             FOR                  FOR

to the Board of Director

PROPOSAL #6.: Re-election of PricewaterhouseCoopers          ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #7.1A1: Approve the amendments due to the            ISSUER            YES             FOR                  FOR

new Danish Companies Act: Mandatory amendments

PROPOSAL #7.1A2: Approve the amendments due to the            ISSUER            YES             FOR                  FOR

new Danish Companies Act: Consequential editorial

amendments

PROPOSAL #7.1B1: Amend the Articles 5.1, 5.10 and              ISSUER            YES             FOR                  FOR

existing Article 17.2 [new Article 18.2] [Adoption

reference to central securities depository]

PROPOSAL #7.1B2: Amend the Articles 8.2, 11.2 and              ISSUER            YES             FOR                  FOR

11.4 [direct election by the AGM of the Chairman and

vice Chairman of the Board of Directors]

PROPOSAL #7.1B3: Amend the Existing Articles 13.1              ISSUER            YES             FOR                  FOR

[new Article 14.1] [change in the rule of signature]

PROPOSAL #7.1B4: Amend new Article 13 [English as              ISSUER            YES             FOR                  FOR

corporate language]

PROPOSAL #7.1B5: Amend Article 16.2 [New Article                ISSUER            YES             FOR                  FOR

17.2] [reference to applicable law re annual report]

PROPOSAL #7.1B6: Amend Article 17.2 [New Article                ISSUER            YES             FOR                  FOR

18.2] [deletion of sentence on lapse of the right to

dividends]

PROPOSAL #7.2: Approve the reduction of the Company's        ISSUER            YES             FOR                  FOR

 B share capital from DKK 512,512,800 to DKK

492,512,800 by cancellation of 20,000,000 B shares of

 DKK 1 each from the Company's own holdings of B

shares at a nominal value of DKK 20,000,000, equal to

 slightly more than 3.2% of the total share capital

after implementation of the share capital reduction,

the Company's share capital will amount to DKK

600,000,000, divided into A share capital of DKK

107,487,200 and B share capital of DKK 492,512,800

PROPOSAL #7.3: Authorize the Board of Directors, to          ISSUER            YES         AGAINST           AGAINST

allow the Company to acquire own shares of up to 10%

of the share capital and at the price quoted at the

time of the purchase with a deviation of up to 10%

[Authority expires at the conclusion of next AGM]

PROPOSAL #7.4: Amend the Incentive Guidelines                      ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Authorize the Chairman of the meeting           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NSK LTD.

  TICKER:                  N/A                 CUSIP:   J55505101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Entrustment to the Board of Directors          ISSUER            YES             FOR                  FOR

of Decision regarding Subscription of Stock

Acquisition Rights as Stock Options

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NTT DATA CORPORATION

  TICKER:                  N/A                 CUSIP:   J59386102

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NTT DOCOMO,INC.

  TICKER:                  N/A                 CUSIP:   J59399105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Change Official                ISSUER            YES             FOR                  FOR

Company Name to NTT DOCOMO,  INC., Change Business

Lines

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NU SKIN ENTERPRISES, INC.

  TICKER:                  NUS                 CUSIP:   67018T105

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: NEVIN N. ANDERSEN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DANIEL W. CAMPBELL                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: E.J. JAKE GARN                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: M. TRUMAN HUNT                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANDREW D. LIPMAN                                  ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: STEVEN J. LUND                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PATRICIA A. NEGRON                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THOMAS R. PISANO                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BLAKE M. RONEY                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SANDRA N. TILLOTSON                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID D. USSERY                                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPROVE THE 2010 OMNIBUS INCENTIVE          ISSUER            YES             FOR                  FOR

PLAN.

PROPOSAL #03: TO RATIFY THE SELECTION OF                              ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE

 FISCAL YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OAO GAZPROM

  TICKER:                  OGZPY             CUSIP:   368287207

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVE THE ANNUAL REPORT OF OAO                   ISSUER            YES             FOR                  FOR

GAZPROM FOR 2009.

PROPOSAL #02: APPROVE THE ANNUAL ACCOUNTING                        ISSUER            YES             FOR                  FOR

STATEMENTS, INCLUDING THE PROFIT AND LOSS REPORT OF

THE COMPANY BASED ON THE RESULTS OF 2009.

PROPOSAL #03: APPROVE THE DISTRIBUTION OF PROFIT OF          ISSUER            YES             FOR                  FOR

THE COMPANY BASED ON THE RESULTS OF 2009.

PROPOSAL #04: APPROVE THE AMOUNT OF, TIME FOR AND              ISSUER            YES             FOR                  FOR

FORM OF PAYMENT OF ANNUAL DIVIDENDS ON THE COMPANY'S

SHARES THAT HAVE BEEN PROPOSED BY THE BOARD OF

DIRECTORS OF THE COMPANY.

PROPOSAL #05: APPROVE CLOSED JOINT STOCK COMPANY                ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS AUDIT AS THE COMPANY'S

EXTERNAL AUDITOR.

PROPOSAL #06: APPROVE AMENDMENTS TO THE CHARTER OF            ISSUER            YES             FOR                  FOR

OAO GAZPROM

PROPOSAL #07: APPROVE AMENDMENTS TO THE REGULATION ON        ISSUER            YES             FOR                  FOR

 THE GENERAL SHAREHOLDERS' MEETING OF OAO GAZPROM.

PROPOSAL #08: PAY REMUNERATION TO MEMBERS OF THE                ISSUER            YES         AGAINST           AGAINST

BOARD OF DIRECTORS IN THE AMOUNTS RECOMMENDED BY THE

BOARD OF DIRECTORS OF THE COMPANY.

PROPOSAL #09: PAY REMUNERATION TO MEMBERS OF THE                ISSUER            YES             FOR                  FOR

AUDIT COMMISSION IN THE AMOUNTS RECOMMENDED BY THE

BOARD OF DIRECTORS OF THE COMPANY.

PROPOSAL #G1: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCKCOMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY) REGARDING RECEIPT BY OAO GAZPROM OF CASH IN

 THE MAXIMUM AMOUNT OF 500 MILLION U.S. DOLLARS OR

ITS EQUIVALENT IN RUBLES OR EUROS, FOR A TERM OF UP

TO AND INCLUDING 5 YEARS, WITH INTEREST FOR USING THE

 LOANS TO BE PAID AT A RATE NOT EXCEEDING 12% PER

ANNUM IN THE CASE OF LOANS IN U.S. DOLLARS / EUROS,

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #G2: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA OAO

REGARDING RECEIPT BY OAO GAZPROM OF CASH IN THE

MAXIMUM AMOUNT OF 1.5 BILLION U.S. DOLLARS OR ITS

EQUIVALENT IN RUBLES OR EUROS, FOR A TERM OF UP TO

AND INCLUDING 5 YEARS, WITH INTEREST FOR USING THE

LOANS TO BE PAID AT A RATE NOT EXCEEDING 12% PER

ANNUM IN THE CASE OF LOANS IN U.S. DOLLARS / EUROS,

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #G3: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO BANK VTB REGARDING

RECEIPT BY OAO GAZPROM OF CASH IN THE MAXIMUM AMOUNT

OF 1 BILLION U.S. DOLLARS OR ITS EQUIVALENT IN RUBLES

 OR EUROS, FOR A TERM OF UP TO AND INCLUDING 5 YEARS,

 WITH INTEREST FOR USING THE LOANS TO BE PAID AT A

RATE NOT EXCEEDING 12% PER ANNUM IN THE CASE OF LOANS

 IN U.S. DOLLARS / EUROS, ALL AS MORE FULLY DESCRIBED

 IN THE PROXY STATEMENT.

PROPOSAL #11A: ELECTION OF DIRECTOR: AKIMOV ANDREI            ISSUER            YES         AGAINST           AGAINST

IGOREVICH

PROPOSAL #11B: ELECTION OF DIRECTOR: ANANENKOV                   ISSUER            YES         AGAINST           AGAINST

ALEKSANDR GEORGIEVICH

PROPOSAL #11C: ELECTION OF DIRECTOR: BERGMANN                     ISSUER            YES         AGAINST           AGAINST

BURCKHARD

PROPOSAL #11D: ELECTION OF DIRECTOR: GAZIZULLIN FARIT        ISSUER            YES         AGAINST           AGAINST

 RAFIKOVICH

PROPOSAL #11E: ELECTION OF DIRECTOR: GUSAKOV VLADIMIR        ISSUER            YES         AGAINST           AGAINST

 ANATOLIEVICH

PROPOSAL #11F: ELECTION OF DIRECTOR: ZUBKOV VIKTOR            ISSUER            YES         AGAINST           AGAINST

ALEKSEEVICH

PROPOSAL #11G: ELECTION OF DIRECTOR: KARPEL ELENA              ISSUER            YES         AGAINST           AGAINST

EVGENIEVNA

PROPOSAL #11H: ELECTION OF DIRECTOR: MAKAROV ALEKSEI         ISSUER            YES         AGAINST           AGAINST

ALEKSANDROVICH

PROPOSAL #11I: ELECTION OF DIRECTOR: MILLER ALEKSEI          ISSUER            YES         AGAINST           AGAINST

BORISOVICH

PROPOSAL #11J: ELECTION OF DIRECTOR: MUSIN VALERY              ISSUER            YES             FOR               AGAINST

ABRAMOVICH

PROPOSAL #11K: ELECTION OF DIRECTOR: NABIULLINA                 ISSUER            YES         AGAINST           AGAINST

ELVIRA SAKHIPZADOVNA

PROPOSAL #11L: ELECTION OF DIRECTOR: NIKOLAEV VIKTOR         ISSUER            YES         AGAINST           AGAINST

VASILIEVICH

PROPOSAL #11M: ELECTION OF DIRECTOR: RUSAKOVA VLADA          ISSUER            YES         AGAINST           AGAINST

VILORIKOVNA

PROPOSAL #11N: ELECTION OF DIRECTOR: SEREDA MIKHAIL          ISSUER            YES         AGAINST           AGAINST

LEONIDOVICH

PROPOSAL #11O: ELECTION OF DIRECTOR: FORTOV VLADIMIR         ISSUER            YES         AGAINST           AGAINST

EVGENIEVICH

PROPOSAL #11P: ELECTION OF DIRECTOR: SHMATKO SERGEI          ISSUER            YES         AGAINST           AGAINST

IVANOVICH

PROPOSAL #11Q: ELECTION OF DIRECTOR: YUSUFOV IGOR              ISSUER            YES         AGAINST           AGAINST

KHANUKOVICH

PROPOSAL #J1: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES             FOR               AGAINST

COMMISSION OF OAO GAZPROM: ARKHIPOV DMITRY

PROPOSAL #J2: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES         AGAINST           AGAINST

COMMISSION OF OAO GAZPROM: BELOBROV ANDREI VIKTOROVICH

PROPOSAL #J3: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES             FOR               AGAINST

COMMISSION OF OAO GAZPROM: BIKULOV VADIM KASYMOVICH

PROPOSAL #J4: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES             FOR               AGAINST

COMMISSION OF OAO GAZPROM: KOBZEV ANDREI NIKOLAEVICH

PROPOSAL #J5: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES             FOR               AGAINST

COMMISSION OF OAO GAZPROM: LOBANOVA NINA VLADISLAVOVNA

PROPOSAL #J6: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES         AGAINST           AGAINST

COMMISSION OF OAO GAZPROM: LOGUNOV DMITRY SERGEYEVICH

PROPOSAL #J7: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES         AGAINST           AGAINST

COMMISSION OF OAO GAZPROM: NOSOV YURY STANISLAVOVICH

PROPOSAL #J8: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES         AGAINST           AGAINST

COMMISSION OF OAO GAZPROM: PESOTSKY KONSTANTIN

PROPOSAL #J9: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES         AGAINST           AGAINST

COMMISSION OF OAO GAZPROM: SALEKHOV MARAT KHASANOVICH

PROPOSAL #J10: ELECT THE PERSON TO THE AUDIT                       ISSUER            YES             FOR               AGAINST

COMMISSION OF OAO GAZPROM: TIKHONOVA MARIA GENNADIEVNA

PROPOSAL #J11: ELECT THE PERSON TO THE AUDIT                       ISSUER            YES         AGAINST           AGAINST

COMMISSION OF OAO GAZPROM: YUGOV ALEKSANDR SERGEYEVICH

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OAO GAZPROM

  TICKER:                  OGZPY             CUSIP:   368287207

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #04: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND STATE CORPORATION BANK FOR

DEVELOPMENT AND FOREIGN ECONOMIC AFFAIRS

(VNESHECONOMBANK) REGARDING RECEIPT BY OAO GAZPROM OF

 CASH IN THE MAXIMUM AMOUNT OF 6 BILLION U.S. DOLLARS

 OR ITS EQUIVALENT IN RUBLES OR EUROS, ALL AS MORE

FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #05: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM:

TRANSACTIONS BETWEEN OAO GAZPROM AND GAZPROMBANK

(OPEN JOINT STOCK COMPANY) ENTERED INTO UNDER THE

LOAN FACILITY AGREEMENT BETWEEN OAO GAZPROM AND THE

BANK, INVOLVING RECEIPT BY OAO GAZPROM OF CASH IN THE

 MAXIMUM AMOUNT OF 25 BILLION RUBLES, ALL AS MORE

FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #06: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM:

TRANSACTIONS BETWEEN OAO GAZPROM AND SBERBANK OF

RUSSIA OAO ENTERED INTO UNDER THE LOAN FACILITY

AGREEMENT BETWEEN OAO GAZPROM AND THE BANK, INVOLVING

 RECEIPT BY OAO GAZPROM OF CASH IN THE MAXIMUM AMOUNT

 OF 17 BILLION RUBLES, ALL AS MORE FULLY DESCRIBED IN

PROPOSAL #07: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM:

TRANSACTIONS BETWEEN OAO GAZPROM AND ZAO

GAZENERGOPROMBANK ENTERED INTO UNDER THE LOAN

FACILITY AGREEMENT BETWEEN OAO GAZPROM AND THE BANK,

INVOLVING RECEIPT BY OAO GAZPROM OF CASH IN THE

MAXIMUM AMOUNT OF 100 MILLION U.S. DOLLARS, ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #08: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM:

TRANSACTIONS BETWEEN OAO GAZPROM AND OAO BANK VTB,

ENTERED INTO UNDER THE LOAN FACILITY AGREEMENT

BETWEEN OAO GAZPROM AND THE BANK, INVOLVING RECEIPT

BY OAO GAZPROM OF CASH IN THE MAXIMUM AMOUNT OF 5

BILLION RUBLES, ALL AS MORE FULLY DESCRIBED IN THE

PROPOSAL #09: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY) PURSUANT TO WHICH GAZPROMBANK (OPEN JOINT

STOCK COMPANY) WILL ACCEPT AND CREDIT, UPON THE TERMS

 AND CONDITIONS ANNOUNCED BY THE BANK, ALL AS MORE

FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #10: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA OAO, ZAO

GAZENERGOPROMBANK AND OAO BANK VTB PURSUANT TO WHICH

THE BANKS WILL ACCEPT AND CREDIT, UPON THE TERMS AND

CONDITIONS ANNOUNCED BY THE BANKS, CASH TRANSFERRED

TO ACCOUNTS OPENED IN OAO GAZPROM'S NAME AND CONDUCT

OPERATIONS THROUGH THE ACCOUNTS IN ACCORDANCE WITH

OAO GAZPROM'S INSTRUCTIONS.

PROPOSAL #11: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY), SBERBANK OF RUSSIA OAO, ZAO

GAZENERGOPROMBANK AND OAO BANK VTB, PURSUANT TO WHICH

 THE BANKS WILL PROVIDE SERVICES TO OAO GAZPROM

MAKING USE OF ELECTRONIC PAYMENTS SYSTEM OF THE

RESPECTIVE BANK, INCLUDING RECEIPT FROM OAO GAZPROM

OF ELECTRONIC PAYMENT DOCUMENTS FOR EXECUTING PAYMENT

 OPERATIONS THROUGH THE ACCOUNTS.

PROPOSAL #12: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: FOREIGN

CURRENCY PURCHASE/SALE TRANSACTIONS BETWEEN OAO

GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK COMPANY) TO

 BE ENTERED INTO UNDER THE GENERAL AGREEMENT ON THE

CONDUCT OF CONVERSION OPERATIONS NO. 3446 BETWEEN OAO

 GAZPROM AND THE BANK DATED SEPTEMBER 12, 2006, IN

THE MAXIMUM AMOUNT OF 500 MILLION U.S. DOLLARS OR ITS

 EQUIVALENT IN RUBLES, EUROS OR OTHER CURRENCY FOR

EACH TRANSACTION.

PROPOSAL #13: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY) PURSUANT TO WHICH OAO GAZPROM WILL ISSUE

SURETYSHIPS TO SECURE PERFORMANCE BY OAO GAZPROM'S

SUBSIDIARY COMPANIES OF THEIR OBLIGATIONS TO

GAZPROMBANK (OPEN JOINT STOCK COMPANY) WITH RESPECT

TO THE BANK'S GUARANTEES ISSUED TO THE RUSSIAN

FEDERATION'S TAX AUTHORITIES, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #14: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA OAO

PURSUANT TO WHICH OAO GAZPROM WILL ISSUE SURETYSHIPS

TO SECURE PERFORMANCE BY OAO GAZPROM'S SUBSIDIARY

COMPANIES OF THEIR OBLIGATIONS TO SBERBANK OF RUSSIA

OAO WITH RESPECT TO THE BANK'S GUARANTEES ISSUED TO

THE RUSSIAN FEDERATION'S TAX AUTHORITIES IN

CONNECTION WITH THE SUBSIDIARY COMPANIES CHALLENGING

SUCH TAX AUTHORITIES' CLAIMS IN COURT.

PROPOSAL #15: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY) PURSUANT TO WHICH OAO GAZPROM WILL ISSUE

SURETYSHIPS TO SECURE PERFORMANCE BY OAO GAZPROM'S

SUBSIDIARY COMPANIES OF THEIR OBLIGATIONS TO

GAZPROMBANK (OPEN JOINT STOCK COMPANY) WITH RESPECT

TO THE BANK'S GUARANTEES ISSUED TO THE RUSSIAN

FEDERATION'S TAX AUTHORITIES, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #16: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENT

BETWEEN OAO GAZPROM AND BANK SOCIETE GENERALE

PURSUANT TO WHICH OAO GAZPROM UNDERTAKES TO BANK

SOCIETE GENERALE TO SECURE PERFORMANCE BY OOO GAZPROM

 EXPORT OF ITS OBLIGATIONS UNDER A DIRECT CONTRACT IN

 CONNECTION WITH THE GAS TRANSPORTATION AGREEMENT

BETWEEN NORD STREAM AG AND OOO GAZPROM EXPORT, ALL AS

 MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #17: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO BELTRANSGAZ PURSUANT TO

WHICH OAO GAZPROM WILL GRANT OAO BELTRANSGAZ

TEMPORARY POSSESSION AND USE OF THE FACILITIES OF THE

 YAMAL-EUROPE TRUNK GAS PIPELINE SYSTEM AND THE

RELATED SERVICE EQUIPMENT THAT ARE SITUATED IN THE

TERRITORY OF THE REPUBLIC OF BELARUS FOR A PERIOD NOT

 EXCEEDING 12 MONTHS, ALL AS MORE FULLY DESCRIBED IN

THE PROXY STATEMENT.

PROPOSAL #18: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS PURSUANT TO

WHICH OAO GAZPROM WILL GRANT OOO GAZPROMTRANS

TEMPORARY POSSESSION AND USE OF THE INFRASTRUCTURE

FACILITIES OF THE RAILWAY STATIONS OF THE SURGUTSKIY

CONDENSATE STABILIZATION PLANT, SERNAYA RAILWAY

STATION AND TVYORDAYA SERA RAILWAY STATION, ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #19: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZPROM NEFT ORENBURG

PURSUANT TO WHICH OAO GAZPROM WILL GRANT ZAO GAZPROM

NEFT ORENBURG TEMPORARY POSSESSION AND USE OF THE

WELLS, DOWNHOLE AND ABOVE-GROUND WELL EQUIPMENT

WITHIN THE EASTERN SEGMENT OF THE ORENBURGSKOYE OIL

AND GAS-CONDENSATE FIELD FOR A PERIOD NOT EXCEEDING

12 MONTHS, ALL AS MORE FULLY DESCRIBED IN THE PROXY

PROPOSAL #20: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO LAZURNAYA PURSUANT TO

WHICH OAO GAZPROM WILL GRANT OAO LAZURNAYA TEMPORARY

POSSESSION AND USE OF THE PROPERTY OF THE FIRST AND

SECOND UNITS OF THE LAZURNAYA PEAK HOTEL COMPLEX

SITUATED IN THE CITY OF SOCHI, FOR A PERIOD NOT

EXCEEDING 12 MONTHS AND OAO LAZURNAYA WILL MAKE

PAYMENT FOR USING SUCH PROPERTY IN THE MAXIMUM AMOUNT

 OF 83.4 MILLION RUBLES.

PROPOSAL #21: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND DOAO TSENTRENERGOGAZ OF OAO

GAZPROM PURSUANT TO WHICH OAO GAZPROM WILL GRANT DOAO

 TSENTRENERGOGAZ OF OAO GAZPROM TEMPORARY POSSESSION

AND USE OF THE BUILDING AND EQUIPMENT OF THE REPAIR

AND MACHINING SHOP AT THE HOME BASE OF THE OIL AND

GAS PRODUCTION DEPARTMENT FOR THE ZAPOLYARNOYE GAS-

OIL-CONDENSATE FIELD, ALL AS MORE FULLY DESCRIBED IN

THE PROXY STATEMENT.

PROPOSAL #22: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO TSENTRGAZ PURSUANT TO

WHICH OAO GAZPROM WILL GRANT OAO TSENTRGAZ TEMPORARY

POSSESSION AND USE OF THE FACILITIES OF A

PREVENTATIVE CLINIC SITUATED IN THE TULA REGION,

SHCHEKINSKY DISTRICT, TOWNSHIP OF GRUMANT, ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #23: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ PURSUANT

TO WHICH OAO GAZPROM WILL GRANT OAO GAZPROM PROMGAZ

TEMPORARY POSSESSION AND USE OF EXPERIMENTAL

PROTOTYPES OF GAS-USING EQUIPMENT (SELF-CONTAINED

MODULAR BOILER INSTALLATION, RECUPERATIVE AIR HEATER,

 MINI-BOILER UNIT, RADIANT PANEL HEATING SYSTEM, U-

SHAPED RADIANT TUBE, ALL AS MORE FULLY DESCRIBED IN

THE PROXY STATEMENT.

PROPOSAL #24: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY) PURSUANT TO WHICH OAO GAZPROM WILL GRANT

GAZPROMBANK (OPEN JOINT STOCK COMPANY) TEMPORARY

POSSESSION AND USE OF THE NON-RESIDENTIAL PREMISES IN

 A BUILDING THAT ARE SITUATED AT 31 LENINA STREET,

YUGORSK, TYUMEN REGION AND ARE USED TO HOUSE A BRANCH

 OF GAZPROMBANK (OPEN JOINT STOCK COMPANY), ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #25: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SALAVATNEFTEORGSINTEZ

PURSUANT TO WHICH OAO GAZPROM WILL GRANT OAO

SALAVATNEFTEORGSINTEZ TEMPORARY POSSESSION AND USE OF

 THE GAS CONDENSATE PIPELINE RUNNING FROM THE

KARACHAGANAKSKOYE GAS CONDENSATE FIELD TO THE

ORENBURG GAS REFINERY FOR A PERIOD NOT EXCEEDING 12

MONTHS, ALL AS MORE FULLY DESCRIBED IN THE PROXY

PROPOSAL #26: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO VOSTOKGAZPROM PURSUANT TO

 WHICH OAO GAZPROM WILL GRANT OAO VOSTOKGAZPROM

TEMPORARY POSSESSION AND USE OF M-468R SPECIAL-

PURPOSE COMMUNICATIONS INSTALLATION, AS WELL AS THE

SOFTWARE AND HARDWARE SOLUTIONS SYSTEM FOR MANAGING

OAO GAZPROM'S PROPERTY AND OTHER ASSETS AT OAO

VOSTOKGAZPROM LEVEL (ERP), OAO GAZPROM LONG-TERM

INVESTMENTS REPORTING AND ANALYSIS SYSTEM (LTIAA).

PROPOSAL #27: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROM EXPORT PURSUANT

TO WHICH OAO GAZPROM WILL GRANT OOO GAZPROM EXPORT

TEMPORARY POSSESSION AND USE OF AN M-468R SPECIAL-

PURPOSE COMMUNICATIONS INSTALLATION, ALL AS MORE

FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #28: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM NEFT PURSUANT TO

WHICH OAO GAZPROM WILL GRANT OAO GAZPROM NEFT

TEMPORARY POSSESSION AND USE OF AN M-468R SPECIAL-

PURPOSE COMMUNICATIONS INSTALLATION, ALL AS MORE

FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #29: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM SPACE SYSTEMS

PURSUANT TO WHICH OAO GAZPROM WILL GRANT OAO GAZPROM

SPACE SYSTEMS TEMPORARY POSSESSION AND USE OF

SOFTWARE AND HARDWARE SOLUTIONS SYSTEM FOR MANAGING

OAO GAZPROM'S PROPERTY, ALL AS MORE FULLY DESCRIBED

IN THE PROXY STATEMENT.

PROPOSAL #30: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO YAMALGAZINVEST PURSUANT

TO WHICH OAO GAZPROM WILL GRANT ZAO YAMALGAZINVEST

TEMPORARY POSSESSION AND USE OF THE SOFTWARE AND

HARDWARE SOLUTIONS SYSTEM FOR MANAGING OAO GAZPROM'S

PROPERTY AND OTHER ASSETS AT ZAO YAMALGAZINVEST LEVEL

 (ERP) AND ELECTRONIC ARCHIVE MODULE AT ZAO

YAMALGAZINVEST LEVEL, ALL AS MORE FULLY DESCRIBED IN

THE PROXY STATEMENT.

PROPOSAL #31: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZPROM INVEST YUG,

PURSUANT TO WHICH OAO GAZPROM WILL GRANT ZAO GAZPROM

INVEST YUG TEMPORARY POSSESSION AND USE OF THE ERP

SOFTWARE AND EQUIPMENT COMPLEX SYSTEM FOR MANAGING

OAO GAZPROM'S PROPERTY AND OTHER ASSETS AT ZAO

GAZPROM INVEST YUG LEVEL (ERP) FOR A PERIOD NOT

EXCEEDING 12 MONTHS, ALL AS MORE FULLY DESCRIBED IN

THE PROXY STATEMENT.

PROPOSAL #32: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ, PURSUANT

TO WHICH OAO GAZPROM WILL GRANT OOO MEZHREGIONGAZ

TEMPORARY POSSESSION AND USE OF THE SOFTWARE AND

HARDWARE SOLUTIONS SYSTEM FOR MANAGING OAO GAZPROM'S

PROPERTY AND OTHER ASSETS AT OOO MEZHREGIONGAZ LEVEL

(ERP), ALL AS MORE FULLY DESCRIBED IN THE PROXY

STATEMENT.

PROPOSAL #33: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ, PURSUANT TO WHICH

OAO GAZPROM WILL GRANT OAO SOGAZ TEMPORARY POSSESSION

 AND USE OF THE SOFTWARE AND HARDWARE SOLUTIONS

SYSTEM FOR MANAGING OAO GAZPROM'S PROPERTY AND OTHER

ASSETS AT OAO SOGAZ LEVEL (ERP) AND ELECTRONIC

ARCHIVE MODULE AT OAO INSURANCE COMPANY OF GAS

INDUSTRY (SOGAZ) LEVEL, ALL AS MORE FULLY DESCRIBED

IN THE PROXY STATEMENT.

PROPOSAL #34: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROM KOMPLEKTATSIYA

PURSUANT TO WHICH OAO GAZPROM WILL GRANT OOO GAZPROM

KOMPLEKTATSIYA TEMPORARY POSSESSION AND USE OF THE

SOFTWARE AND HARDWARE SOLUTIONS SYSTEM FOR MANAGING

OAO GAZPROM'S PROPERTY AND OTHER ASSETS AT OOO

GAZPROM KOMPLEKTATSIYA LEVEL (ERP), OAO GAZPROM LONG-

TERM INVESTMENTS REPORTING AND ANALYSIS SYSTEM

PROPOSAL #35: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZTELECOM PURSUANT TO

WHICH OAO GAZPROM WILL GRANT ZAO GAZTELECOM TEMPORARY

 POSSESSION AND USE OF COMMUNICATIONS FACILITIES

COMPRISED OF BUILDINGS, COMMUNICATIONS LINES,

COMMUNICATIONS NETWORKS, CABLE DUCT SYSTEMS AND

EQUIPMENT, WHICH ARE LOCATED IN THE CITY OF MOSCOW,

THE CITY OF MALOYAROSLAVETS, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #36: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROMREGIONGAZ PURSUANT

 TO WHICH OAO GAZPROM WILL GRANT OAO GAZPROMREGIONGAZ

 TEMPORARY POSSESSION AND USE OF THE PROPERTY COMPLEX

 OF THE GAS DISTRIBUTION SYSTEM, COMPRISED OF

FACILITIES DESIGNED TO TRANSPORT AND SUPPLY DIRECTLY

TO CONSUMERS (GAS OFFTAKING PIPELINES, GAS

DISTRIBUTION PIPELINES, ALL AS MORE FULLY DESCRIBED

IN THE PROXY STATEMENT.

PROPOSAL #37: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO DRUZHBA PURSUANT TO WHICH

 OAO GAZPROM WILL GRANT OAO DRUZHBA TEMPORARY

POSSESSION AND USE OF THE FACILITIES OF DRUZHBA

VACATION CENTER (HOTELS, EFFLUENT TREATMENT

FACILITIES, TRANSFORMER SUBSTATIONS, ENTRANCE

CHECKPOINTS, COTTAGES, UTILITY NETWORKS, METAL

FENCES, PARKING AREAS, PONDS, ROADS, PEDESTRIAN

CROSSINGS, SITES, SEWAGE PUMPING STATION, ALL AS MORE

 FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #38: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY) PURSUANT TO WHICH THE BANK, ACTING AS A

CUSTOMS BROKER, WILL ISSUE GUARANTEES TO THE RUSSIAN

FEDERATION'S CUSTOMS AUTHORITIES IN RESPECT OF OAO

GAZPROM'S OBLIGATIONS TO PAY CUSTOMS PAYMENTS AND

EVENTUAL INTEREST AND PENALTIES, IN THE MAXIMUM

AMOUNT OF 50 MILLION RUBLES, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #39: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY) PURSUANT TO WHICH THE BANK, ACTING AS A

CUSTOMS BROKER, WILL ISSUE GUARANTEES TO THE RUSSIAN

FEDERATION'S CUSTOMS AUTHORITIES IN RESPECT OF OAO

GAZPROM'S OBLIGATIONS TO PAY CUSTOMS PAYMENTS AND

EVENTUAL INTEREST AND PENALTIES, IN A MAXIMUM AMOUNT

EQUIVALENT TO 1 MILLION EUROS, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #40: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ, PURSUANT

TO WHICH OAO GAZPROM UNDERTAKES, ACTING ON BEHALF OF

OOO MEZHREGIONGAZ AND AT ITS INSTRUCTIONS, TO DECLARE

 FOR CUSTOMS PURPOSES THE NATURAL GAS TRANSPORTED BY

PIPELINE ACROSS THE CUSTOMS BORDER OF THE RUSSIAN

FEDERATION, AND OOO MEZHREGIONGAZ UNDERTAKES TO PAY

FOR SUCH SERVICES IN THE AMOUNT NOT EXCEEDING 3,000

RUBLES PER CARGO CUSTOMS DECLARATION.

PROPOSAL #41: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO NOVATEK, PURSUANT TO

WHICH OAO GAZPROM UNDERTAKES, ACTING ON BEHALF OF OAO

 NOVATEK AND AT ITS INSTRUCTIONS, TO DECLARE FOR

CUSTOMS PURPOSES THE NATURAL GAS TRANSPORTED BY

PIPELINE ACROSS THE CUSTOMS BORDER OF THE RUSSIAN

FEDERATION, AND OAO NOVATEK UNDERTAKES TO PAY FOR

SUCH SERVICES IN THE AMOUNT NOT EXCEEDING 1.58 RUBLES

 PER 1 THOUSAND CUBIC METERS OF NATURAL GAS.

PROPOSAL #42: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT TO

 WHICH OAO GAZPROM WILL DELIVER AND OOO MEZHREGIONGAZ

 WILL ACCEPT (TAKE OFF) GAS IN THE AMOUNT NOT

EXCEEDING 300 BILLION CUBIC METERS, DELIVERABLE ON A

MONTHLY BASIS, AND WILL PAY FOR THE GAS AN AGGREGATE

MAXIMUM AMOUNT OF 992 BILLION RUBLES.

PROPOSAL #43: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT TO

 WHICH OOO MEZHREGIONGAZ UNDERTAKES, ACTING ON OAO

GAZPROM'S INSTRUCTIONS AND FOR A TOTAL FEE NOT

EXCEEDING 252.23 MILLION RUBLES, IN ITS OWN NAME, ALL

 AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #44: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT TO

 WHICH OOO MEZHREGIONGAZ WILL DELIVER AND OAO GAZPROM

 WILL ACCEPT (TAKE OFF) GAS BOUGHT BY OOO

MEZHREGIONGAZ FROM INDEPENDENT ENTITIES IN THE AMOUNT

 NOT EXCEEDING 11.25 BILLION CUBIC METERS AND WILL

PAY FOR THE GAS AN AGGREGATE MAXIMUM AMOUNT OF 39.98

PROPOSAL #45: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROM EXPORT PURSUANT

TO WHICH OOO GAZPROM EXPORT UNDERTAKES, ACTING ON OAO

 GAZPROM'S INSTRUCTIONS AND FOR A TOTAL FEE NOT

EXCEEDING 70 MILLION RUBLES, IN ITS OWN NAME, BUT FOR

 OAO GAZPROM'S ACCOUNT, TO ACCEPT LIQUID HYDROCARBONS

 OWNED BY OAO GAZPROM, INCLUDING CRUDE OIL, GAS

CONDENSATE AND REFINED PRODUCTS, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #46: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO NORTHGAS, PURSUANT TO

WHICH ZAO NORTHGAS WILL DELIVER AND OAO GAZPROM WILL

ACCEPT (TAKE OFF) GAS IN THE AMOUNT NOT EXCEEDING 70

MILLION CUBIC METERS, DELIVERABLE ON A MONTHLY BASIS,

 AND WILL PAY FOR THE GAS AN AGGREGATE MAXIMUM AMOUNT

 OF 61 MILLION RUBLES.

PROPOSAL #47: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SEVERNEFTEGAZPROM,

PURSUANT TO WHICH OAO SEVERNEFTEGAZPROM WILL DELIVER

AND OAO GAZPROM WILL ACCEPT (TAKE OFF) GAS IN THE

AMOUNT NOT EXCEEDING 16.45 BILLION CUBIC METERS AND

WILL PAY FOR THE GAS AN AGGREGATE MAXIMUM AMOUNT OF

33.25 BILLION RUBLES.

PROPOSAL #48: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZPROM NEFT ORENBURG,

PURSUANT TO WHICH ZAO GAZPROM NEFT ORENBURG WILL

DELIVER AND OAO GAZPROM WILL ACCEPT (TAKE OFF)

UNSTABLE CRUDE OIL IN THE AMOUNT NOT EXCEEDING 800

THOUSAND TONS AND WILL PAY FOR THE CRUDE OIL AN

AGGREGATE MAXIMUM AMOUNT OF 7 BILLION RUBLES.

PROPOSAL #49: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SIBUR HOLDING, PURSUANT

TO WHICH OAO SIBUR HOLDING WILL DELIVER AND OAO

GAZPROM WILL ACCEPT (TAKE OFF) DRY STRIPPED GAS

PROCESSED AT OAO SIBUR HOLDING'S GAS REFINING

COMPLEXES IN THE AMOUNT NOT EXCEEDING 2.3 BILLION

CUBIC METERS AND WILL PAY FOR THE GAS AN AGGREGATE

MAXIMUM AMOUNT OF 2.89 BILLION RUBLES.

PROPOSAL #50: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO NOVATEK PURSUANT TO WHICH

 OAO GAZPROM WILL DELIVER AND OAO NOVATEK WILL ACCEPT

 (TAKE OFF) GAS IN THE AMOUNT NOT EXCEEDING 16.5

BILLION CUBIC METERS AND WILL PAY FOR THE GAS AN

AGGREGATE MAXIMUM AMOUNT OF 27.67 BILLION RUBLES.

PROPOSAL #51: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO TOMSKGAZPROM PURSUANT TO

WHICH OAO GAZPROM WILL PROVIDE SERVICES RELATED TO

ARRANGING FOR THE TRANSPORTATION OF GAS IN A TOTAL

AMOUNT NOT EXCEEDING 3 BILLION CUBIC METERS AND OAO

TOMSKGAZPROM WILL PAY FOR THE SERVICES RELATED TO

ARRANGING FOR THE TRANSPORTATION OF GAS VIA TRUNK GAS

 PIPELINES AN AGGREGATE MAXIMUM AMOUNT OF 1.4 BILLION

 RUBLES.

PROPOSAL #52: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT TO

 WHICH OAO GAZPROM WILL PROVIDE SERVICES RELATED TO

ARRANGING FOR THE TRANSPORTATION OF GAS IN A TOTAL

AMOUNT NOT EXCEEDING 50 BILLION CUBIC METERS ACROSS

THE TERRITORY OF THE RUSSIAN FEDERATION AND THE

REPUBLIC OF KAZAKHSTAN AND OOO MEZHREGIONGAZ, ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #53: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM NEFT PURSUANT TO

WHICH OAO GAZPROM WILL PROVIDE SERVICES RELATED TO

ARRANGING FOR THE TRANSPORTATION OF GAS IN A TOTAL

AMOUNT NOT EXCEEDING 5 BILLION CUBIC METERS AND OAO

GAZPROM NEFT WILL PAY FOR THE SERVICES RELATED TO

ARRANGING FOR THE TRANSPORTATION OF GAS VIA TRUNK GAS

 PIPELINES AN AGGREGATE MAXIMUM AMOUNT OF 3.2 BILLION

 RUBLES.

PROPOSAL #54: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO NOVATEK PURSUANT TO WHICH

 OAO GAZPROM WILL PROVIDE SERVICES RELATED TO

ARRANGING FOR THE TRANSPORTATION OF GAS IN A TOTAL

AMOUNT NOT EXCEEDING 47 BILLION CUBIC METERS AND OAO

NOVATEK WILL PAY FOR THE SERVICES RELATED TO

ARRANGING FOR THE TRANSPORTATION OF GAS VIA TRUNK GAS

 PIPELINES AN AGGREGATE MAXIMUM AMOUNT OF 66.5

PROPOSAL #55: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO NOVATEK PURSUANT TO WHICH

 OAO GAZPROM WILL PROVIDE SERVICES RELATED TO

ARRANGING FOR THE INJECTION OF GAS OWNED BY OAO

NOVATEK INTO UNDERGROUND GAS STORAGE FACILITIES AND

ITS STORAGE IN SUCH FACILITIES IN THE AMOUNT NOT

EXCEEDING 3.45 BILLION CUBIC METERS AND OAO NOVATEK

WILL PAY FOR THE SERVICES RELATED TO ARRANGING FOR

GAS INJECTION AND STORAGE AN AGGREGATE MAXIMUM AMOUNT

 OF 1.8 MILLION RUBLES.

PROPOSAL #56: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND A/S LATVIJAS GAZE PURSUANT TO

 WHICH OAO GAZPROM WILL SELL AND A/S LATVIJAS GAZE

WILL PURCHASE GAS AS FOLLOWS: IN THE AMOUNT NOT

EXCEEDING 800 MILLION CUBIC METERS FOR AN AGGREGATE

MAXIMUM AMOUNT OF 200 MILLION EUROS IN THE SECOND

HALF OF 2010 AND IN THE AMOUNT NOT EXCEEDING 1.5

BILLION CUBIC METERS FOR AN AGGREGATE MAXIMUM AMOUNT

OF 450 MILLION EUROS IN 2011.

PROPOSAL #57: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND AB LIETUVOS DUJOS PURSUANT TO

 WHICH OAO GAZPROM WILL SELL AND AB LIETUVOS DUJOS

WILL PURCHASE GAS AS FOLLOWS: IN THE AMOUNT NOT

EXCEEDING 675 MILLION CUBIC METERS FOR AN AGGREGATE

MAXIMUM AMOUNT OF 170 MILLION EUROS IN THE SECOND

HALF OF 2010 AND IN THE AMOUNT NOT EXCEEDING 1.6

BILLION CUBIC METERS FOR AN AGGREGATE MAXIMUM AMOUNT

OF 480 MILLION EUROS IN 2011.

PROPOSAL #58: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND UAB KAUNO TERMOFIKACIJOS

ELEKTRINE PURSUANT TO WHICH OAO GAZPROM WILL SELL AND

 UAB KAUNO TERMOFIKACIJOS ELEKTRINE WILL PURCHASE GAS

 AS FOLLOWS: IN THE AMOUNT NOT EXCEEDING 180 MILLION

CUBIC METERS FOR AN AGGREGATE MAXIMUM AMOUNT OF 45

MILLION EUROS IN SECOND HALF OF 2010 & IN AMOUNT NOT

EXCEEDING 470 MILLION CUBIC METERS FOR AN AGGREGATE

MAXIMUM AMOUNT OF 141 MILLION EUROS IN 2011.

PROPOSAL #59: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND MOLDOVAGAZ S.A. PURSUANT TO

WHICH OAO GAZPROM WILL DELIVER AND MOLDOVAGAZ S.A.

WILL ACCEPT (TAKE OFF) GAS IN THE AMOUNT NOT

EXCEEDING 3.5 BILLION CUBIC METERS FOR AN AGGREGATE

MAXIMUM AMOUNT OF 900 MILLION U.S. DOLLARS IN 2011,

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #60: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND KAZROSGAZ LLP PURSUANT TO

WHICH IN 2010 OAO GAZPROM WILL DELIVER AND KAZROSGAZ

LLP WILL ACCEPT (TAKE OFF) GAS IN THE AMOUNT NOT

EXCEEDING 1.2 BILLION CUBIC METERS FOR AN AGGREGATE

MAXIMUM AMOUNT OF 170 MILLION U.S. DOLLARS, ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #61: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO BELTRANSGAZ, PURSUANT TO

WHICH OAO GAZPROM WILL SELL, AND OAO BELTRANSGAZ WILL

 PURCHASE GAS IN 2011 IN THE AMOUNT NOT EXCEEDING

22.5 BILLION CUBIC METERS FOR AN AGGREGATE MAXIMUM

AMOUNT OF 5.625 BILLION U.S. DOLLARS, ALL AS MORE

FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #62: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROM GERMANIA GMBH,

PURSUANT TO WHICH OAO GAZPROM WILL PROVIDE SERVICES

IN 2011 RELATED TO ARRANGING FOR THE TRANSPORTATION

OF NATURAL GAS OWNED BY GAZPROM GERMANIA GMBH ACROSS

THE TERRITORY OF THE REPUBLIC OF KAZAKHSTAN, THE

REPUBLIC OF UZBEKISTAN, THE RUSSIAN FEDERATION AND

THE REPUBLIC OF BELARUS, ALL AS MORE FULLY DESCRIBED

IN THE PROXY STATEMENT.

PROPOSAL #63: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROM GERMANIA GMBH,

PURSUANT TO WHICH OAO GAZPROM UNDERTAKES, ACTING ON

THE INSTRUCTIONS OF GAZPROM GERMANIA GMBH FOR A FEE

IN THE TOTAL MAXIMUM AMOUNT OF 96,000 U.S. DOLLARS,

IN ITS OWN NAME, BUT FOR THE ACCOUNT OF GAZPROM

GERMANIA GMBH, TO ARRANGE IN 2011 FOR THE

TRANSPORTATION OF NATURAL GAS OWNED BY GAZPROM

GERMANIA GMBH, ALL AS MORE FULLY DESCRIBED IN THE

PROPOSAL #64: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS, PURSUANT TO

 WHICH OOO GAZPROMTRANS UNDERTAKES, ACTING ON THE

INSTRUCTIONS OF OAO GAZPROM, FOR A FEE IN THE TOTAL

MAXIMUM AMOUNT OF 350,000 RUBLES, IN ITS OWN NAME,

BUT FOR THE ACCOUNT OF OAO GAZPROM, TO ENSURE IN

2010-2011 ARRANGEMENT OF OPERATIONS RELATED TO THE

DEVELOPMENT AND ASSESSMENT OF COST ESTIMATE

PROPOSAL #65: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZPROM INVEST YUG,

PURSUANT TO WHICH ZAO GAZPROM INVEST YUG UNDERTAKES,

ACTING ON THE INSTRUCTIONS OF OAO GAZPROM, FOR A FEE

IN AN AGGREGATE MAXIMUM AMOUNT OF 200,000 RUBLES, IN

ITS OWN NAME, BUT FOR THE ACCOUNT OF OAO GAZPROM, TO

ENSURE IN 2010-2011 ARRANGEMENT OF OPERATIONS RELATED

 TO THE DEVELOPMENT AND ASSESSMENT OF COST ESTIMATE

DOCUMENTATION.

PROPOSAL #66: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROM TSENTRREMONT,

PURSUANT TO WHICH OOO GAZPROM TSENTRREMONT

UNDERTAKES, ACTING ON THE INSTRUCTIONS OF OAO

GAZPROM, FOR A FEE IN AN AGGREGATE MAXIMUM AMOUNT OF

112,500 RUBLES, IN ITS OWN NAME, BUT FOR THE ACCOUNT

OF OAO GAZPROM, TO ENSURE IN 2010-2011 ARRANGEMENT OF

 OPERATIONS RELATED TO THE DEVELOPMENT AND ASSESSMENT

 OF COST ESTIMATE DOCUMENTATION.

PROPOSAL #67: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO YAMALGAZINVEST, PURSUANT

TO WHICH ZAO YAMALGAZINVEST UNDERTAKES, ACTING ON THE

 INSTRUCTIONS OF OAO GAZPROM, FOR A FEE IN AN

AGGREGATE MAXIMUM AMOUNT OF 525,000 RUBLES, IN ITS

OWN NAME, BUT FOR THE ACCOUNT OF OAO GAZPROM, TO

ENSURE IN 2010-2011 ARRANGEMENT OF OPERATIONS RELATED

 TO THE DEVELOPMENT AND ASSESSMENT OF COST ESTIMATE

PROPOSAL #68: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM SPACE SYSTEMS,

PURSUANT TO WHICH OAO GAZPROM SPACE SYSTEMS

UNDERTAKES, WITHIN THE PERIOD BETWEEN JULY 1, 2010

AND DECEMBER 31, 2011, ACTING ON OAO GAZPROM'S

INSTRUCTIONS, TO PROVIDE SERVICES RELATED TO THE

IMPLEMENTATION OF OAO GAZPROM'S INVESTMENT PROJECTS

INVOLVING CONSTRUCTION AND COMMISSIONING OF

FACILITIES, ALL AS MORE FULLY DESCRIBED IN THE PROXY

STATEMENT.

PROPOSAL #69: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO YAMALGAZINVEST, PURSUANT

TO WHICH ZAO YAMALGAZINVEST UNDERTAKES, WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND DECEMBER 31, 2011,

ACTING ON OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE

SERVICES RELATED TO IMPLEMENTATION OF OAO GAZPROM'S

INVESTMENT PROJECTS INVOLVING CONSTRUCTION AND

COMMISSIONING OF FACILITIES, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #70: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZPROM NEFT ORENBURG,

PURSUANT TO WHICH ZAO GAZPROM NEFT ORENBURG

UNDERTAKES, WITHIN THE PERIOD BETWEEN JULY 1, 2010

AND DECEMBER 31, 2011, ACTING ON OAO GAZPROM'S

INSTRUCTIONS, TO PROVIDE SERVICES RELATED TO

IMPLEMENTATION OF OAO GAZPROM'S INVESTMENT PROJECTS,

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #71: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZPROM INVEST YUG,

PURSUANT TO WHICH ZAO GAZPROM INVEST YUG UNDERTAKES,

WITHIN THE PERIOD BETWEEN JULY 1, 2010 AND DECEMBER

31, 2011, ACTING ON OAO GAZPROM'S INSTRUCTIONS, TO

PROVIDE SERVICES RELATED TO IMPLEMENTATION OF OAO

GAZPROM'S INVESTMENT PROJECTS, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #72: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS, PURSUANT TO

 WHICH OOO GAZPROMTRANS UNDERTAKES, WITHIN THE PERIOD

 BETWEEN JULY 1, 2010 AND DECEMBER 31, 2011, ACTING

ON OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE SERVICES

RELATED TO IMPLEMENTATION OF OAO GAZPROM'S INVESTMENT

 PROJECTS, ALL AS MORE FULLY DESCRIBED IN THE PROXY

STATEMENT.

PROPOSAL #73: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZTELECOM, PURSUANT TO

WHICH ZAO GAZTELECOM UNDERTAKES, WITHIN THE PERIOD

BETWEEN JULY 1, 2010 AND DECEMBER 31, 2011, ACTING ON

 OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE SERVICES

RELATED TO IMPLEMENTATION OF OAO GAZPROM'S INVESTMENT

 PROJECTS, ALL AS MORE FULLY DESCRIBED IN THE PROXY

STATEMENT.

PROPOSAL #74: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROM TSENTRREMONT,

PURSUANT TO WHICH OOO GAZPROM TSENTRREMONT

UNDERTAKES, WITHIN THE PERIOD BETWEEN JULY 1, 2010

AND DECEMBER 31, 2011, ACTING ON OAO GAZPROM'S

INSTRUCTIONS, TO PROVIDE SERVICES RELATED TO

IMPLEMENTATION OF OAO GAZPROM'S INVESTMENT PROJECTS,

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #75: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, IN THE EVENT OF LOSS OR

DESTRUCTION OF, OR DAMAGE TO, INCLUDING DEFORMATION

OF THE ORIGINAL GEOMETRICAL DIMENSIONS OF THE

STRUCTURES OR INDIVIDUAL ELEMENTS OF, MACHINERY OR

EQUIPMENT; LINEAR PORTIONS, TECHNOLOGICAL EQUIPMENT

AND FIXTURES OF TRUNK GAS PIPELINES, ALL AS MORE

FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #76: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, IN THE EVENT THAT HARM IS

CAUSED TO LIFE, HEALTH OR PROPERTY OF OTHER PERSONS

OR THE NATURAL ENVIRONMENT AS A RESULT OF AN

EMERGENCY OR INCIDENT OCCURRING, AMONG OTHER THINGS,

AS A RESULT OF A TERRORIST ACT AT A HAZARDOUS

INDUSTRIAL FACILITY OPERATED BY OAO GAZPROM (INSURED

EVENTS), ALL AS MORE FULLY DESCRIBED IN THE PROXY

PROPOSAL #77: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, IN THE EVENT THAT HARM IS

CAUSED TO THE LIFE OR HEALTH OF OAO GAZPROM'S

EMPLOYEES (INSURED PERSONS) AS A RESULT OF AN

ACCIDENT THAT OCCURS DURING THE PERIOD OF THE

INSURANCE COVERAGE ON A 24-HOUR-A-DAY BASIS OR

DISEASES THAT ARE DIAGNOSED DURING THE EFFECTIVE

PERIOD OF THE AGREEMENTS, ALL AS MORE FULLY DESCRIBED

PROPOSAL #78: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ, PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, IN THE EVENT THAT HARM IS

CAUSED TO THE LIFE OR HEALTH OF EMPLOYEES OF OAO

GAZPROM'S BRANCH RESPONSIBLE FOR THE ADMINISTRATION

OF OAO GAZPROM PREMISES (INSURED PERSONS) AS A RESULT

 OF AN ACCIDENT OCCURRING DURING THE PERFORMANCE BY

AN INSURED PERSON OF HIS OFFICIAL DUTIES, ALL AS MORE

 FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #79: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, WHENEVER EMPLOYEES OF OAO

GAZPROM OR MEMBERS OF THEIR FAMILIES OR NON-WORKING

RETIRED FORMER EMPLOYEES OF OAO GAZPROM OR MEMBERS OF

 THEIR FAMILIES (INSURED PERSONS WHO ARE

BENEFICIARIES) APPLY TO A HEALTH CARE INSTITUTION FOR

 THE PROVISION OF MEDICAL SERVICES (INSURED EVENTS),

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #80: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, WHENEVER EMPLOYEES OF OAO

GAZPROM'S BRANCH RESPONSIBLE FOR THE ADMINISTRATION

OF OAO GAZPROM PREMISES, MEMBERS OF THEIR FAMILIES OR

 NON-WORKING RETIRED FORMER EMPLOYEES OF OAO

GAZPROM'S BRANCH RESPONSIBLE FOR THE ADMINISTRATION

OF OAO GAZPROM PREMISES APPLY TO A HEALTH CARE

INSTITUTION FOR THE PROVISION OF MEDICAL SERVICES.

PROPOSAL #81: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, WHENEVER EMPLOYEES OF OAO

GAZPROM'S BRANCH OAO GAZPROM AVTOPREDPRIYATIE,

MEMBERS OF THEIR FAMILIES OR NON-WORKING RETIRED

FORMER EMPLOYEES OF OAO GAZPROM'S BRANCH OAO GAZPROM

AVTOPREDPRIYATIE OR MEMBERS OF THEIR FAMILIES

(INSURED PERSONS WHO ARE BENEFICIARIES) APPLY TO A

HEALTH CARE INSTITUTION FOR THE PROVISION OF MEDICAL

PROPOSAL #82: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, WHENEVER HARM (DAMAGE OR

DESTRUCTION) IS CAUSED TO A TRANSPORTATION VEHICLE

OWNED BY OAO GAZPROM, OR SUCH VEHICLE IS STOLEN OR

HIJACKED, OR AN INDIVIDUAL COMPONENT, PART, UNIT,

DEVICE OR SUPPLEMENTARY EQUIPMENT INSTALLED ON SUCH

TRANSPORTATION VEHICLE IS STOLEN (INSURED EVENTS),

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #83: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENT

BETWEEN OAO GAZPROM AND OAO SOGAZ, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #84: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO VOSTOKGAZPROM, ZAO

GAZTELECOM, OAO GAZPROM PROMGAZ, OAO

GAZPROMREGIONGAZ, OOO GAZPROM EXPORT, OOO

GAZPROMTRANS, ZAO GAZPROM INVEST YUG, OAO GAZPROM

SPACE SYSTEMS, OOO GAZPROM KOMPLEKTATSIYA, ZAO

GAZPROM NEFT ORENBURG, OAO GAZPROM NEFT , OAO

DRUZHBA, OAO LAZURNAYA, OOO MEZHREGIONGAZ, OAO

SALAVATNEFTEORGSINTEZ, OAO SOGAZ, ALL AS MORE FULLY

PROPOSAL #85: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES, WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND NOVEMBER 30, 2011, TO

 PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECTS: DEVELOPMENT OF REGULATORY AND

METHODOLOGICAL DOCUMENTATION ENSURING RELIABILITY AND

 DEVELOPMENT OF GAS DISTRIBUTION SYSTEMS.

PROPOSAL #86: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND NOVEMBER 30, 2011 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECTS: PREPARATION OF REGULATORY AND

METHODOLOGICAL DOCUMENTS ON ENSURING CONTROL OF

DEVELOPMENT OF NATURAL GAS FIELDS AT OAO GAZPROM.

PROPOSAL #87: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND NOVEMBER 30, 2012 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #88: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND DECEMBER 31, 2012 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECT: A PROGRAM OF COMMISSIONING GAS PIPELINE

BRANCHES THROUGH THE YEAR OF 2030, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #89: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND DECEMBER 31, 2011 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECT: DEVELOPMENT OF A SYSTEM OF COSTING DESIGN

AND EXPLORATION OPERATIONS AT OAO GAZPROM'S

FACILITIES ON THE BASIS OF LABOR COSTS

PROPOSAL #90: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND DECEMBER 31, 2010 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECT: DEVELOPMENT OF CORPORATE UNIT RATES FOR

CONSTRUCTION AND ASSEMBLY, DRILLING, START-UP AND

COMMISSIONING WORK.

PROPOSAL #91: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND DECEMBER 31, 2011 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #92: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND DECEMBER 31, 2012 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECT: DEVELOPMENT OF PLANS OF ACTIVITIES FOR

SUPPLY OF NATURAL GAS AND GASIFICATION OF REGIONS OF

EASTERN SIBERIA AND THE FAR EAST.

PROPOSAL #93: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ PURSUANT

TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES TO PERFORM,

WITHIN THE PERIOD BETWEEN JULY 1, 2010 AND DECEMBER

31, 2011, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECTS: DEVELOPMENT OF A COMPREHENSIVE PROGRAM FOR

EARLY DIAGNOSTICS AND PREVENTION OF CARDIOVASCULAR

DISEASES OF OAO GAZPROM'S PERSONNEL.

PROPOSAL #94: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ PURSUANT

TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES TO PERFORM,

WITHIN THE PERIOD BETWEEN JULY 1, 2010 AND DECEMBER

31, 2012, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #95: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES, WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND DECEMBER 31, 2010,

ACTING ON OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE

SERVICES RELATED TO EXPRESS ASSESSMENT OF ESTIMATED

COST OF OAO GAZPROM'S COMMISSIONED FACILITIES,

DETERMINATION OF THE OPERATIONAL COST AND EXPENSES,

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #96: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES, WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND JULY 1, 2012 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECT: ASSESSMENT OF OPPORTUNITIES FOR THE SALE OF

METHANE EXTRACTED AT THE PRIMARY PRODUCTION SITES OF

KUZNETSK COAL BASIN.

PROPOSAL #97: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ AND OAO

GAZPROM SPACE SYSTEMS (THE CONTRACTORS), PURSUANT TO

WHICH THE CONTRACTORS UNDERTAKE, WITHIN THE PERIOD

BETWEEN JULY 1, 2010 AND DECEMBER 31, 2010, ACTING ON

 OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE SERVICES

RELATED TO IMPLEMENTATION OF PROGRAMS OF SCIENTIFIC

AND TECHNICAL COOPERATION OF OAO GAZPROM WITH FOREIGN

 PARTNER COMPANIES.

PROPOSAL #98: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZTELECOM, PURSUANT TO

WHICH ZAO GAZTELECOM UNDERTAKES, WITHIN THE PERIOD

BETWEEN JULY 1, 2010 AND DECEMBER 31, 2011, TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS, A SET

OF WORK RELATING TO TECHNICAL MAINTENANCE OF OAO

GAZPROM'S TECHNOLOGICAL ASSETS CONSTITUTING ELEMENTS

OF COMMUNICATION LINES AND EQUIPMENT OF THE FIBER

OPTIC COMMUNICATION SYSTEM.

PROPOSAL #99: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AN

AGREEMENT BETWEEN OAO GAZPROM AND OAO GAZPROM

PROMGAZ, PURSUANT TO WHICH OAO GAZPROM PROMGAZ WILL

DELIVER TO OAO GAZPROM COMPLETE EXCLUSIVE RIGHTS TO

UTILITY MODEL CORPORATE SYSTEM FOR COLLECTING SPACE

DATA REQUIRED FOR THE DESIGN AND OPERATION OF LONG-

DISTANCE TECHNICAL STRUCTURES, PROSPECTING OF OIL AND

 GAS FIELDS AND THEIR DEVELOPMENT AND OPERATION OWNED

PROPOSAL #100: APPROVE, IN ACCORDANCE WITH CHAPTER XI        ISSUER            YES             FOR                  FOR

 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, ZAO

GAZPROM INVEST YUG AND OAO TOMSKGAZPROM (THE

LICENSEES), PURSUANT TO WHICH OAO GAZPROM WILL GRANT

THE LICENSEES ORDINARY (NON-EXCLUSIVE) LICENSE TO USE

 COMPUTER SOFTWARE PACKAGE SOFTWARE FOR COMPUTATION

OF COST ESTIMATES BASED ON THE RESOURCE METHOD UNDER

THE CURRENT LEVEL OF WELL CONSTRUCTION PRICES, ALL AS

 MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #101: APPROVE, IN ACCORDANCE WITH CHAPTER XI        ISSUER            YES             FOR                  FOR

 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS, ZAO

YAMALGAZINVEST, OOO MEZHREGIONGAZ, OAO

GAZPROMREGIONGAZ, OAO SALAVATNEFTEORGSINTEZ, OOO REP

AND GAZPROMIPOTEKA FUND (THE LICENSEES), PURSUANT TO

WHICH OAO GAZPROM WILL GRANT THE LICENSEES AN

ORDINARY (NON-EXCLUSIVE) LICENSE TO USE OAO GAZPROM'S

 TRADE MARKS, ALL AS MORE FULLY DESCRIBED IN THE

PROXY STATEMENT.

PROPOSAL #102: APPROVE, IN ACCORDANCE WITH CHAPTER XI        ISSUER            YES             FOR                  FOR

 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM NEFT (THE

LICENSEE), PURSUANT TO WHICH OAO GAZPROM WILL GRANT

THE LICENSEE AN EXCLUSIVE LICENSE TO USE OAO

GAZPROM'S TRADE MARKS, ALL AS MORE FULLY DESCRIBED IN

 THE PROXY STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OBAYASHI CORPORATION

  TICKER:                  N/A                 CUSIP:   J59826107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Change Company's              ISSUER            YES             FOR                  FOR

Location to Minato-ku, Tokyo

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OESTERREICHISCHE POST AG, WIEN

  TICKER:                  N/A                 CUSIP:   A6191J103

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the annual          ISSUER            YES             FOR                  FOR

report, management and corporate governance reports

for the FY 2009

PROPOSAL #2: Approve the allocation of the declared          ISSUER            YES             FOR                  FOR

net income and the Supervisory report about the FY

PROPOSAL #3: Approve the actions of the Management            ISSUER            YES             FOR                  FOR

Board for the FY 2009

PROPOSAL #4: Approve the actions of the Supervisory          ISSUER            YES             FOR                  FOR

Board for the FY 2009

PROPOSAL #5: Approve the remuneration to the members         ISSUER            YES             FOR                  FOR

of the Supervisory Board for the FY 2009

PROPOSAL #6: Election of the Auditors for the annual         ISSUER            YES             FOR                  FOR

statement for the FY 2010

PROPOSAL #7: Election of the Supervisory Board                    ISSUER            YES             FOR                  FOR

PROPOSAL #8: Amend the Company Charter, especially            ISSUER            YES             FOR                  FOR

about the new legal adjustments-Amended Act 2009

AkTRAEG  paragraph: 4,9,13,17,18,19,20,21,22,23,24

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OGX PETROLEO E GAS PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P7356Y103

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the split of shares issued by          ISSUER            YES             FOR                  FOR

the Company, by which each existing share will come

to represent 100 shares

PROPOSAL #II.: Amend Article 5 and consolidation of          ISSUER            YES             FOR                  FOR

the Corporate Bylaws of the Company, in such a way as

 to reflect the number of shares into which its share

 capital is divided after the share split

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OGX PETROLEO E GAS PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P7356Y103

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Article 5 of the Corporate              ISSUER            YES         AGAINST           AGAINST

Bylaws of the Company and its later consolidation

bearing in mind recent issuances of shares by the

Management as a result of the exercise of stock

subscription options granted by the Company to its

workers within the framework of the stock purchase or

 subscription option program approved by a general

meeting on 30 APR 2008

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OGX PETROLEO E GAS PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P7356Y103

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the financial statements and the        ISSUER            YES             FOR                  FOR

 Independent Auditor's report relating to the FYE 31

DEC 2009

PROPOSAL #II: Approve the destination of the YE                 ISSUER            YES             FOR                  FOR

results of 2009

PROPOSAL #III: Election of the Members of the Board          ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #IV: Approve to set the global remuneration         ISSUER            YES         AGAINST           AGAINST

of the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OIL & NATURAL GAS CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Y64606117

  MEETING DATE:      9/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and profit & loss account for

 the YE on 31 MAR 2009 together with the reports of

the Board of Directors and the Auditors' thereon and

comments of the Comptroller & Auditor General of

India in terms of Section 619 of the Companies Act,

PROPOSAL #2.: Approve to confirm the payment of                 ISSUER            YES             FOR                  FOR

interim dividend and declare a final dividend on

equity shares, for the year 2008-2009

PROPOSAL #3.: Re-appoint Dr. A.K. Balyan as a                     ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri U.N. Bose as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint Shri S.S. Rajsekar as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

PROPOSAL #6.: Appoint Shri S. Balachandran as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #7.: Appoint Shri Santosh Nautiyal as a                ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #8.: Appoint Smt. L.M. Vas, Addl. Secy, DEA,        ISSUER            YES             FOR                  FOR

 MoF as a Director of the Company, who is liable to

retire by rotation

PROPOSAL #9.: Appoint Shri Sudhir Vasudeva as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #10.: Appoint Ms. Anita Das as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who is liable to retire by rotation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OIL CO LUKOIL

  TICKER:                  LUKOY             CUSIP:   677862104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE ANNUAL REPORT OF OAO              ISSUER            YES             FOR                  FOR

LUKOIL FOR 2009 AND THE ANNUAL FINANCIAL STATEMENTS,

INCLUDING THE INCOME STATEMENTS (PROFIT AND LOSS

ACCOUNTS) OF THE COMPANY, AND THE DISTRIBUTION OF

PROFITS, ALL AS MORE FULLY DESCRIBED IN THE PROXY

STATEMENT.

PROPOSAL #3A: TO ELECT THE AUDIT COMMISSION CANDIDATE        ISSUER            YES             FOR                  FOR

 APPROVED BY THE BOARD OF DIRECTORS OF OAO LUKOIL ON

4 FEBRUARY 2010 (MINUTES NO. 3): IVANOVA, LYUBOV

GAVRILOVNA.

PROPOSAL #3B: TO ELECT THE AUDIT COMMISSION CANDIDATE        ISSUER            YES             FOR                  FOR

 APPROVED BY THE BOARD OF DIRECTORS OF OAO LUKOIL ON

4 FEBRUARY 2010 (MINUTES NO. 3): KONDRATIEV, PAVEL

GENNADIEVICH.

PROPOSAL #3C: TO ELECT THE AUDIT COMMISSION CANDIDATE        ISSUER            YES             FOR                  FOR

 APPROVED BY THE BOARD OF DIRECTORS OF OAO LUKOIL ON

4 FEBRUARY 2010 (MINUTES NO. 3): NIKITENKO, VLADIMIR

NIKOLAEVICH.

PROPOSAL #4A: TO PAY REMUNERATION AND REIMBURSE                 ISSUER            YES             FOR                  FOR

EXPENSES TO MEMBERS OF THE BOARD OF DIRECTORS OF OAO

LUKOIL ACCORDING TO THE APPENDIX HERETO.

PROPOSAL #4B: TO DEEM IT APPROPRIATE TO ESTABLISH              ISSUER            YES             FOR                  FOR

ADDITIONAL REMUNERATION FOR NEWLY ELECTED MEMBERS OF

THE BOARD OF DIRECTORS FOR THEIR PARTICIPATION IN

CONFERENCES AND OTHER EVENTS ON WRITTEN INSTRUCTIONS

OF THE CHAIRMAN OF THE BOARD OF DIRECTORS, IN AN

AMOUNT OF 104,000 ROUBLES, AND TO RETAIN THE AMOUNTS

OF REMUNERATION FOR MEMBERS OF THE BOARD OF DIRECTORS

 OF OAO LUKOIL ESTABLISHED BY DECISION OF THE ANNUAL

GENERAL SHAREHOLDERS MEETING OF OAO LUKOIL OF 26 JUNE

 2008 (MINUTES NO. 1).

PROPOSAL #5A: TO PAY REMUNERATION TO EACH OF THE                ISSUER            YES             FOR                  FOR

MEMBERS OF THE AUDIT COMMISSION OF OAO LUKOIL IN THE

AMOUNT ESTABLISHED BY DECISION OF THE ANNUAL GENERAL

SHAREHOLDERS MEETING OF OAO LUKOIL OF 26 JUNE 2008

(MINUTES NO. 1) - 2,600,000 ROUBLES.

PROPOSAL #5B: TO DEEM IT APPROPRIATE TO RETAIN THE            ISSUER            YES             FOR                  FOR

AMOUNTS OF REMUNERATION FOR MEMBERS OF THE AUDIT

COMMISSION OF OAO LUKOIL ESTABLISHED BY DECISION OF

THE ANNUAL GENERAL SHAREHOLDERS MEETING OF OAO LUKOIL

 OF 26 JUNE 2008 (MINUTES NO. 1).

PROPOSAL #06: TO APPROVE THE INDEPENDENT AUDITOR OF          ISSUER            YES             FOR                  FOR

OAO LUKOIL - CLOSED JOINT STOCK COMPANY KPMG.

PROPOSAL #07: TO APPROVE AMENDMENTS TO THE                          ISSUER            YES             FOR                  FOR

REGULATIONS ON THE PROCEDURE FOR PREPARING AND

HOLDING THE GENERAL SHAREHOLDERS MEETING OF OAO

LUKOIL, PURSUANT TO THE APPENDIX HERETO.

PROPOSAL #8A: TO APPROVE THE INTERESTED-PARTY                     ISSUER            YES             FOR                  FOR

TRANSACTIONS, ON THE TERMS AND CONDITIONS INDICATED

IN THE APPENDIX HERETO: CONTRACT(S) OF GUARANTEE

BETWEEN OAO LUKOIL (GUARANTOR) AND SBERBANK OF RUSSIA

 OAO (BANK).

PROPOSAL #8B: TO APPROVE THE INTERESTED-PARTY                     ISSUER            YES             FOR                  FOR

TRANSACTIONS, ON THE TERMS AND CONDITIONS INDICATED

IN THE APPENDIX HERETO: POLICY (CONTRACT) ON INSURING

 THE LIABILITY OF DIRECTORS, OFFICERS AND

CORPORATIONS BETWEEN OAO LUKOIL (POLICYHOLDER) AND

OAO KAPITAL STRAKHOVANIE (INSURER).

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OIL CO LUKOIL

  TICKER:                  LUKOY             CUSIP:   677862104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #2A: ELECTION OF DIRECTOR: ALEKPEROV, VAGIT         ISSUER            YES         AGAINST           AGAINST

YUSUFOVICH

PROPOSAL #2B: ELECTION OF DIRECTOR: BELIKOV, IGOR              ISSUER            YES         AGAINST           AGAINST

VYACHESLAVOVICH

PROPOSAL #2C: ELECTION OF DIRECTOR: BLAZHEEV, VICTOR         ISSUER            YES             FOR               AGAINST

VLADIMIROVICH

PROPOSAL #2D: ELECTION OF DIRECTOR: WALLETTE (JR.),          ISSUER            YES         AGAINST           AGAINST

DONALD EVERT

PROPOSAL #2E: ELECTION OF DIRECTOR: GRAYFER, VALERY          ISSUER            YES         AGAINST           AGAINST

ISAAKOVICH

PROPOSAL #2F: ELECTION OF DIRECTOR: GREF, HERMAN                ISSUER            YES             FOR               AGAINST

OSKAROVICH

PROPOSAL #2G: ELECTION OF DIRECTOR: ESAULKOVA,                   ISSUER            YES         AGAINST           AGAINST

TATIANA STANISLAVOVNA

PROPOSAL #2H: ELECTION OF DIRECTOR: IVANOV, IGOR                ISSUER            YES             FOR               AGAINST

SERGEEVICH

PROPOSAL #2I: ELECTION OF DIRECTOR: MAGANOV, RAVIL            ISSUER            YES         AGAINST           AGAINST

ULFATOVICH

PROPOSAL #2J: ELECTION OF DIRECTOR: MIKHAILOV, SERGEI        ISSUER            YES         AGAINST           AGAINST

 ANATOLIEVICH

PROPOSAL #2K: ELECTION OF DIRECTOR: MOBIUS, MARK                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2L: ELECTION OF DIRECTOR: SHOKHIN,                       ISSUER            YES             FOR               AGAINST

ALEXANDER NIKOLAEVICH

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OLD MUTUAL PLC

  TICKER:                  N/A                 CUSIP:   G67395106

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and audited financial statements of the Group for the

 YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of 1.5p per              ISSUER            YES             FOR                  FOR

ordinary share of 10p in the capital of the Company

(Ordinary Share) to shareholders on the register at

the close of business on 14 MAY 2010 (but without

prejudice to the approach to fractions in respect of

the Scrip Dividend Alternative as described in Part

IV of the shareholder circular dated 11 MAR 2010)

PROPOSAL #3.1: Elect Mr. M. Arnold as a Director of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #3.2: Elect Mr. P. O'Sullivan as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #3.3: Re-elect Mr. N. Andrews as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #3.4: Re-elect Mr. B. Nqwababa as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #3.5: Re-elect Mr. L. Otterbeck as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4: Re-appoint KPMG Audit Plc as the                     ISSUER            YES             FOR                  FOR

Auditors to the Company

PROPOSAL #5: Authorize the Group Audit Committee to          ISSUER            YES             FOR                  FOR

settle the remuneration of the Auditors

PROPOSAL #6: Approve the remuneration report in the          ISSUER            YES             FOR                  FOR

Company's report and accounts for the YE 31 DEC 2009

PROPOSAL #7: Approve the changes to the rules of the         ISSUER            YES             FOR                  FOR

Old Mutual plc Performance Share Plan (PSP) as

described in Part V of the shareholder circular dated

 11 MAR 2010 and as specified and authorize the

Directors to do all such acts and things as they may

consider appropriate to implement those amendments

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject to the passing of Resolution 13, (i) to offer

 the holders of Ordinary Shares (excluding any member

 holding shares as treasury shares) the right to

elect to receive Ordinary Shares, credited as fully

paid, (a) instead of the final dividend for the YE 31

 DEC 2009 of 1.5p per Ordinary Share (or its

equivalent in applicable local currencies as

determined by the Directors) to shareholders on the

register at the close of business on 14 MAY 2010, and

 (b) instead of cash in respect of the whole (or some

 part as determined by the Directors) of any other

dividend from time to time or for such period as the

Directors may determine, and in each case, pursuant

to the provisions of Article 123 of the new Articles

of Association proposed to be adopted under

Resolution 13(ii) below CONTD

PROPOSAL #9: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Section 551 of the UK Companies Act 2006,

 and in substitution for the authority granted under

the equivalent Section of the UK Companies Act 1985

at the AGM of the Company held on 07 MAY 2009, to

allot shares in the Company up to an aggregate

nominal amount of GBP 27,136,000;  Authority expires

at the conclusion of the next AGM of the Company ;

and the Directors may allot shares after the expiry

of this authority in pursuance of such an offer or

agreement made prior to such expiry

PROPOSAL #S.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 9, to allot equity

securities (as defined in Section 560(1) of the

Companies Act 2006) for cash under the authority

given by that resolution and/or to sell Ordinary

Shares held by the Company as treasury shares for

cash as if Section 561 of the Companies Act 2006 did

not apply to any such allotment or sale, such power

to be limited to the allotment of equity securities

or sale of treasury shares up to a maximum aggregate

nominal amount of GBP 28,333,000;  Authority expires

at the conclusion of the next AGM of the Company ;

and the Directors may allot equity securities after

the expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.11: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006 to

purchase Ordinary Shares by way of one or more market

 purchases (as defined in Section 693(4) of the

Companies Act 2006) upon and subject to the following

 conditions: (i) the maximum number of such Ordinary

Shares that may be purchased pursuant to this

authority (when aggregated with any purchases made

pursuant to any of the contingent purchase contracts

referred to in Resolution 12 below) shall be

542,733,000; (ii) the minimum price that may be paid

for any Ordinary Share is 10p and the maximum price

(exclusive of expenses) that may be paid for such

Ordinary Share is the higher of: (a) an amount equal

to 5% above the average market value of an Ordinary

Share taken from the London Stock Exchange Daily

Official List CONTD

PROPOSAL #S.12: Approve the following contingent                ISSUER            YES             FOR                  FOR

Purchase Contracts, in the respective forms produced

to the meeting (or with any non-material amendments

thereto that the Directors may consider to be

necessary or desirable), in accordance with Sections

693 and 694 of the Companies Act 2006 and authorize

the Company to make off-market purchases of Ordinary

Shares pursuant to each such contract for a period of

 12 months from the date hereof or until the

conclusion of the next AGM: (i) contract between the

Company and Merrill Lynch South Africa (Pty) Limited

relating to Ordinary Shares traded on the JSE

Limited, pursuant to which the Company may make off-

market purchases from Merrill Lynch South Africa

(Pty) Limited of up to a maximum of 542,733,000

Ordinary Shares in aggregate (such maximum number to

PROPOSAL #S.13: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and adopt the Articles of Association as

 specified as the Artilces of Association of the

Company, in substitution for, and to the exclusion

of, the existing Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OLYMPUS CORPORATION

  TICKER:                  N/A                 CUSIP:   J61240107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OMNICOM GROUP INC.

  TICKER:                  OMC                 CUSIP:   681919106

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN D. WREN                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BRUCE CRAWFORD                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALAN R. BATKIN                                     ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: ROBERT CHARLES CLARK                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LEONARD S. COLEMAN, JR.                      ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: ERROL M. COOK                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SUSAN S. DENISON                                  ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: MICHAEL A. HENNING                              ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: JOHN R. MURPHY                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN R. PURCELL                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LINDA JOHNSON RICE                              ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: GARY L. ROUBOS                                     ISSUER            YES        WITHHOLD           AGAINST

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF KPMG        ISSUER            YES             FOR                  FOR

 LLP AS OUR INDEPENDENT AUDITORS FOR THE 2010 FISCAL

YEAR.

PROPOSAL #03: COMPANY PROPOSAL TO APPROVE THE                     ISSUER            YES         AGAINST           AGAINST

AMENDMENT TO THE OMNICOM GROUP INC. 2007 INCENTIVE

AWARD PLAN TO AUTHORIZE ADDITIONAL SHARES FOR

PROPOSAL #04: COMPANY PROPOSAL TO APPROVE THE                     ISSUER            YES             FOR                  FOR

AMENDMENT TO OUR BY-LAWS TO CHANGE THE VOTING

STANDARD FOR THE ELECTION OF DIRECTORS IN UNCONTESTED

 ELECTIONS FROM A PLURALITY STANDARD TO A MAJORITY

STANDARD.        THE BOARD OF DIRECTORS UNANIMOUSLY

RECOMMENDS A VOTE                   AGAINST THE

PROPOSALS 5, 6 AND 7.

PROPOSAL #05: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

REIMBURSEMENT OF EXPENSES INCURRED BY A SHAREHOLDER

IN A CONTESTED ELECTION OF DIRECTORS.

PROPOSAL #06: SHAREHOLDER PROPOSAL REGARDING DEATH        SHAREHOLDER        YES         AGAINST               FOR

BENEFIT PAYMENTS.

PROPOSAL #07: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES             FOR               AGAINST

SUPERMAJORITY VOTE PROVISIONS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OMNOVA SOLUTIONS INC.

  TICKER:                  OMN                 CUSIP:   682129101

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DAVID J. D'ANTONI                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEVEN W. PERCY                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALLAN R. ROTHWELL                                ISSUER            YES             FOR                  FOR

PROPOSAL #2: RATIFICATION OF THE APPOINTMENT OF ERNST        ISSUER            YES             FOR                  FOR

 & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING

NOVEMBER 30, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OMRON CORPORATION

  TICKER:                  N/A                 CUSIP:   J61374120

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OMV-AG

  TICKER:                  N/A                 CUSIP:   A51460110

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the presentation of the annual,        ISSUER            YES             FOR                  FOR

 status and corporate governance report, the proposal

 for the allocation of the net income and the report

of the Supervisory report for the FY 2009

PROPOSAL #2.: Approve the allocation of the net                 ISSUER            YES             FOR                  FOR

income for the FY 2009

PROPOSAL #3.: Approve the Members of the MGMT Board          ISSUER            YES             FOR                  FOR

for the FY 2009

PROPOSAL #4.: Approve the Supervisory Board for the          ISSUER            YES             FOR                  FOR

FY 2009

PROPOSAL #5.: Approve the remuneration to the Members        ISSUER            YES             FOR                  FOR

 of the Supervisory Board for the FY 2009

PROPOSAL #6.: Election of the Auditors for the FY 2010      ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Election to the Supervisory Board                  ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Amend the Company charter especially            ISSUER            YES             FOR                  FOR

about the new legal adjustments amended act 2009

(AKTRAEG) as well as the exclusion of the

securitisation of shares and verbal adjustments

PROPOSAL #9.: Approve the Long Term Incentive Plan            ISSUER            YES             FOR                  FOR

2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ONEX CORP

  TICKER:                  N/A                 CUSIP:   68272K103

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Appointment of an Auditor                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditor

PROPOSAL #3: Election of the  Directors                                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ONWARD HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J30728109

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Determination of Amounts of                            ISSUER            YES             FOR                  FOR

Remuneration for Directors by Stock Acquisition

Rights as Stock Compensation-Type Stock Options and

the  Details thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORICA LTD

  TICKER:                  N/A                 CUSIP:   Q7160T109

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report for the YE

 30 SEP 2009

PROPOSAL #2.1: Re-elect Michael Tilley as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation in accordance with Rule 58.1

 of the Company's Constitution

PROPOSAL #2.2: Re-elect Nora Scheinkestel as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Rule 58.1 of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 SEP 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORIENTAL BANK OF COMMERCE

  TICKER:                  N/A                 CUSIP:   Y6495G114

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and adopt the balance sheet of          ISSUER            YES             FOR                  FOR

the bank as at 31 MAR 2010, profit and loss account

of the bank for the YE 31 MAR 2010, the report of the

 Board of Directors on the working and activities of

the bank for the period covered by the Accounts and

the Auditors' report on the balance sheet and Accounts

PROPOSAL #2: Declare dividend on equity shares for            ISSUER            YES             FOR                  FOR

the FY 2009 to 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORIGIN ENERGY LTD

  TICKER:                  N/A                 CUSIP:   Q71610101

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements of the        ISSUER             NO              N/A                  N/A

 Company and the entities it controlled during the

year for the YE 30 JUN 2009 and the reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Company and the entities it controlled during the

year for the YE 30 JUN 2009

PROPOSAL #3.1: Re-elect Trevor Bourne as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #3.2: Re-elect Helen M. Nugent as a                       ISSUER            YES             FOR                  FOR

Director, who retire by rotation

PROPOSAL #3.3: Elect John H. Akehurst as a Director,         ISSUER            YES             FOR                  FOR

in accordance with the Company's Constitution

PROPOSAL #3.4: Elect Karen A. Moses as a Director, in        ISSUER            YES             FOR                  FOR

 accordance with the Company's Constitution

PROPOSAL #4.: Approve that to satisfy the Company's          ISSUER            YES             FOR                  FOR

decision to deliver Managing Director Mr. Grant King

with a long term incentive for the YE 30 JUN 2009 and

 2010 the grant to Mr. Grant King, of: options to

subscribe for fully paid ordinary shares in the

Company, at an exercise price equal to the origin

energy market price and performance shares rights to

subscribe for fully paid ordinary shares in the

Company [in equal proportions by value as determined

on 02 NOV 2009 and to a total value equal to Mr.

King's long term incentive entitlement for the 2008-

09 FY] and the allotment to Mr. Grant King of fully

paid ordinary shares in the Company pursuant to the

valid exercise of those options and performance share

 rights; and a) options to subscribe for fully paid

ordinary shares in the Company, at an exercise price

equal to the origin energy market price and

performance shares rights to subscribe for fully paid

 ordinary shares in the Company [in equal proportions

 by value as determined on 01 SEP 2010 and to the

total value of Mr. King's long term incentive

entitlement for the 2009-10 FY] and the allotment to

Mr. Grant King of fully paid ordinary shares in the

Company pursuant to the valid exercise of those

options and performance share rights; or b)

performance share rights to subscribe for fully paid

ordinary shares in the Company [to a total value, as

determined on 01 SEP 2010, equal to Mr. King's long

term incentive entitlement for the 2009-10 FY] and

the allotment to Mr. Grant King of fully paid

ordinary shares in the Company pursuant to the valid

exercise of those performance share rights; in each

case on the terms as specified

PROPOSAL #5.: Approve that to satisfy the Company's          ISSUER            YES             FOR                  FOR

decision to deliver Executive Director Ms. Karen

Moses with a long term incentive for the YE 30 JUN

2009 and 2010, the grant to Ms. Moses, of: options to

 subscribe for fully paid ordinary shares in the

Company, at an exercise price equal to the origin

energy market price and performance shares rights to

subscribe for fully paid ordinary shares in the

Company [in equal proportions by value as determined

on 02 NOV 2009 and to a total value equal to Ms.

Karen Moses' long term incentive entitlement for the

2008-09 FY] and the allotment to Ms. Karen Moses of

fully paid ordinary shares in the Company pursuant to

 the valid exercise of those Options and Performance

Share Rights; and a) options to subscribe for fully

paid ordinary shares in the Company, at an exercise

price equal to the origin energy market price and

performance shares rights to subscribe for fully paid

 ordinary shares in the Company [in equal proportions

 by value as determined on 01 SEP 2010 and to a total

 value equal to Ms. Karen Moses' long term incentive

entitlement for the 2009-10 FY] and the allotment to

Ms. Karen Moses of fully paid ordinary shares in the

Company pursuant to the valid exercise of those

options and performance share rights; or b)

performance share rights to subscribe for fully paid

ordinary shares in the Company [to a total value

equal, as determined on 01 SEP 2010, to Ms. Karen

Moses' long term incentive entitlement for the 2009-

10 FY] and the allotment to Ms. Karen Moses of fully

paid ordinary shares in the Company pursuant to the

valid exercise of those performance share rights in

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORIX CORPORATION

  TICKER:                  N/A                 CUSIP:   J61933123

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  P & O PRINCESS CRUISES P L C

  TICKER:                  N/A                 CUSIP:   G19081101

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Re-elect Mickey Arison as a Director of         ISSUER            YES             FOR                  FOR

Carnival Corporation and as a Director of Carnival plc

PROPOSAL #2: Re-elect Sir Jonathon Band as a Director        ISSUER            YES             FOR                  FOR

 of Carnival Corporation and as a Director of

Carnival plc

PROPOSAL #3: Re-elect of Robert H. Dickinson as a              ISSUER            YES             FOR                  FOR

Director of Carnival Corporation and as a Director of

 Carnival plc

PROPOSAL #4: Re-elect of Arnold W. Donald as a                   ISSUER            YES             FOR                  FOR

Director of Carnival Corporation and as a Director of

 Carnival plc

PROPOSAL #5: Re-elect Pier Luigi Foschi as a Director        ISSUER            YES             FOR                  FOR

 of Carnival Corporation and as a Director of

Carnival plc

PROPOSAL #6: Re-elect of Howard S. Frank as a                     ISSUER            YES             FOR                  FOR

Director of Carnival Corporation and as a Director of

 Carnival plc

PROPOSAL #7: Re-elect of Richard J. Glasier as a                ISSUER            YES             FOR                  FOR

Director of Carnival Corporation and as a Director of

 Carnival plc

PROPOSAL #8: Re-elect of Modesto A. Maidique as a              ISSUER            YES             FOR                  FOR

Director of Carnival Corporation and as a Director of

 Carnival plc

PROPOSAL #9: Re-elect of Sir John Parker as a                     ISSUER            YES             FOR                  FOR

Director of Carnival Corporation and as a Director of

 Carnival plc

PROPOSAL #10: Re-elect of Peter G. Ratcliffe as a              ISSUER            YES             FOR                  FOR

Director of Carnival Corporation and as a Director of

 Carnival plc

PROPOSAL #11: Re-elect of Stuart Subotnick as a                 ISSUER            YES             FOR                  FOR

Director of Carnival Corporation and as a Director of

 Carnival plc

PROPOSAL #12: Re-elect of Laura Weil as a Director of        ISSUER            YES             FOR                  FOR

 Carnival Corporation and as a Director of Carnival

PROPOSAL #13: Re-elect of Randall J. Weisenburger as         ISSUER            YES             FOR                  FOR

a director of Carnival Corporation and as a Director

of Carnival plc

PROPOSAL #14: Re-elect of Uzi Zucker as a Director of        ISSUER            YES             FOR                  FOR

 Carnival Corporation and as a Director of Carnival

PROPOSAL #15: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as a independent Auditors for Carnival plc and to

ratify the selection of the U.S. firm of

PricewaterhouseCoopers LLP as the Independent

Registered Certified Public Accounting Firm for

Carnival Corporation

PROPOSAL #16: Authorize the Audit committee of                   ISSUER            YES             FOR                  FOR

Carnival plc to agree the remuneration of the

independent Auditors of Carnival plc

PROPOSAL #17: Receive the UK accounts and reports of         ISSUER            YES             FOR                  FOR

the Directors and the Auditors of Carnival plc for

the YE 30 NOV 2009  in accordance with legal

requirements applicable to UK Companies

PROPOSAL #18: Approve the Directors' remuneration and        ISSUER            YES             FOR                  FOR

 report of the Carnival plc for the YE 30 NOV 2009

in accordance with legal requirements applicable to

UK Companies

PROPOSAL #19: Authorize the Directors of Carnival plc        ISSUER            YES             FOR                  FOR

 to allot shares in Carnival plc and to grant rights

to subscribe for or convert any security into shares

in Carnival plc: a) up to a nominal amount of USD

118,107,426 [such amount to be reduced by the nominal

 amount of any equity securities [as defined in the

Companies Act 2006] allotted under the resolution

below in excess of USD 118,107,426]; and b) up to a

nominal amount of USD 236,214,852 [such amount to be

reduced by any shares and rights to subscribe for or

convert any security into shares allotted under the

resolution above] in connection with an offer by way

of a rights issue: CONTD

PROPOSAL #S.20: Authorize the Directors of Carnival          ISSUER            YES             FOR                  FOR

plc, subject to passing of the Proposal 19, to allot

equity securities [as defined in the Companies Act

2006] for cash under the authority given by that

resolution and/or where the allotment is treated as

an allotment of equity securities under Section

560(2)(b) of the Companies Act 2006, free of the

restriction in Section 561(1) of the Companies Act

2006, such power to be limited: a) to the allotment

of equity securities in connection with an offer of

equity securities [but in the case of the authority

granted under the resolution of Proposal 19, by way

of a rights issue only]: CONTD

PROPOSAL #S.21: Authorize the Carnival plc to make            ISSUER            YES             FOR                  FOR

market purchases [within the meaning of Section

693(4) of the UK Companies Act 2006 [the Companies

Act 2006] of ordinary shares of USD 1.66 each in the

capital of Carnival plc provided that: a)the maximum

number of ordinary shares authorized to be acquired

is 21,344,716; b) the minimum price [exclusive of

expenses] which may be paid for an ordinary share is

USD 1.66; c) the maximum price which may be paid for

an ordinary share is an amount [exclusive of

expenses] equal to the higher of [1] 105% of the

average middle market quotation for an ordinary

share, as derived from the London Stock Exchange

Daily Official List, for the 5 business days CONTD

PROPOSAL #22: Approve the specified Shareholder                 ISSUER            YES         AGAINST               FOR

Proposal

PROPOSAL #23: Transact any other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  P.H. GLATFELTER COMPANY

  TICKER:                  GLT                 CUSIP:   377316104

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: KATHLEEN A. DAHLBERG                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GEORGE H. GLATFELTER II                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD C. III                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RONALD J. NAPLES                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD L. SMOOT                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LEE C. STEWART                                     ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO APPROVE THE AMENDED AND              ISSUER            YES             FOR                  FOR

RESTATED 2005 MANAGEMENT INCENTIVE PLAN FOR PURPOSE

OF COMPLYING WITH SECTION 162(M) OF THE INTERNAL

REVENUE CODE.

PROPOSAL #03: PROPOSAL TO RATIFY THE APPOINTMENT OF          ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE FISCAL

 YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PADDY PWR PLC

  TICKER:                  N/A                 CUSIP:   G68673105

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the financial                   ISSUER            YES         AGAINST           AGAINST

statements for the YE 31 DEC 2009 and reports of the

Directors and Auditors thereon

PROPOSAL #2: Declare a final dividend of 38.9 cent            ISSUER            YES             FOR                  FOR

per share for the YE 31 DEC 2009

PROPOSAL #3: Election of Jane Lighting as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #4.A: Re-elect Nigel Northridge as a                     ISSUER            YES         AGAINST           AGAINST

Director, who retires in accordance with Regulation

86 of the Articles of Association

PROPOSAL #4.B: Re-elect Patrick Kennedy as a                       ISSUER            YES         AGAINST           AGAINST

Director, who retires in accordance with Regulation

86 of the Articles of Association

PROPOSAL #4.C: Re-elect Stewart Kenny as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires in accordance with Regulation 86 of the

Articles of Association

PROPOSAL #4.D: Re-elect David Power as a Director,            ISSUER            YES         AGAINST           AGAINST

who retires in accordance with Regulation 86 of the

Articles of Association

PROPOSAL #5: Authorize the Directors to fix the                 ISSUER            YES         AGAINST           AGAINST

remuneration of the Auditors for the year ending 31

DEC 2010

PROPOSAL #6: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

PROPOSAL #S.7: Approve to disapply statutory pre-               ISSUER            YES             FOR                  FOR

emption provisions

PROPOSAL #S.8: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.9: Approve to determine the price range          ISSUER            YES             FOR                  FOR

at which treasury shares may be re-issued off market

PROPOSAL #S.10: Approve the convening of an EGM on 14        ISSUER            YES             FOR                  FOR

 clear days notice under the Articles of Association

PROPOSAL #S.11: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PANASONIC CORPORATION

  TICKER:                  N/A                 CUSIP:   J6354Y104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PANASONIC ELECTRIC WORKS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J6355K103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PAR PHARMACEUTICAL COMPANIES, INC.

  TICKER:                  PRX                 CUSIP:   69888P106

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MELVIN SHAROKY                                     ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE SELECTION OF THE FIRM OF         ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS THE COMPANY'S AUDITORS FOR

FISCAL YEAR 2010

PROPOSAL #03: APPROVAL OF AN ADVISORY (NON-BINDING)          ISSUER            YES             FOR                  FOR

PROPOSAL ON THE COMPANY'S 2009 EXECUTIVE COMPENSATION

 PROGRAMS AND POLICIES FOR THE NAMED EXECUTIVES

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARAGON SHIPPING INC.

  TICKER:                  PRGN               CUSIP:   69913R309

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MICHAEL BODOUROGLOU                             ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO RATIFY THE APPOINTMENT OF          ISSUER            YES             FOR                  FOR

DELOITTE HADJIPAVLOU SOFIANOS & CAMBANIS S.A. AS THE

COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR

ENDING DECEMBER 31, 2009.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARTNER COMMUNICATIONS CO LTD

  TICKER:                  N/A                 CUSIP:   M78465107

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-appoint Kesselman & Kesselman,                 ISSUER            YES         ABSTAIN           AGAINST

Independent Certified Public Accountants in Israel

and a Member of PricewaterhouseCoopers International

Limited Group, as the Company's Auditor for the

period ending at the close of the next AGM

PROPOSAL #2.: Approve the Auditor's remuneration for         ISSUER            YES         ABSTAIN           AGAINST

the YE 31 DEC 2008, as determined by the Audit

Committee and by the Board of Directors and the

report of the Board of Directors with respect to the

remuneration paid to the Auditor and its affiliates

for the YE 31 DEC 2008

PROPOSAL #3.: Approve the audited financial                        ISSUER            YES         ABSTAIN           AGAINST

statements of the Company for the YE 31 DEC 2008 and

the report of the Board of Directors for such period

PROPOSAL #4.: Re-elect Messrs. Fok Kin-ning Canning;         ISSUER            YES         ABSTAIN           AGAINST

Chan Ting Yu; Galil Uzia; Gissin Erez; Lui Dennis Pok

 Man; Shachar Pesach; Sixt Frank John and Mrs. Chow

Woo Mo Fong Susan as the Directors of the Company,

until the close of the next AGM, unless their office

becomes vacant earlier in accordance with the

provisions of the Israeli Companies Law and the

Company's Articles of Association; and approve the

compensation of Mr. Galil and Mr. Gissin, plus

reimbursement of expenses; no change is made to the

respective existing terms of the indemnifications and

 Insurance Policies of the Directors so re-elected,

which terms will continue in full force and effect;

and these resolutions are in the best interest of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARTNER COMMUNICATIONS CO LTD

  TICKER:                  N/A                 CUSIP:   M78465107

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint Mr. Bany Beu-Zeev [Woolfson] as        ISSUER            YES             FOR                  FOR

 a new External Director [Dahatz] and approve his

remuneration, indemnification and insurance

PROPOSAL #2.: Approve a ''Run-Off'' Insurance Policy         ISSUER            YES             FOR                  FOR

for the Directors and other office holders of the

Company

PROPOSAL #3.: Approve the registration rights                     ISSUER            YES             FOR                  FOR

agreement [to be entered into at a later date] by and

 between the Company and Scailex Corporation Ltd

PROPOSAL #4.: Grant of Indemnification Letters to              ISSUER            YES             FOR                  FOR

Directors of the Company

PROPOSAL #5.: Approve a new ''D&O'' insurance policy         ISSUER             NO              N/A                  N/A

based on condition [to be entered into at a later

PROPOSAL #6.: Approve the amendments of certain                 ISSUER             NO              N/A                  N/A

provisions in the Company's Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PATTERSON COMPANIES, INC.

  TICKER:                  PDCO               CUSIP:   703395103

  MEETING DATE:      9/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: ELLEN A. RUDNICK*                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HAROLD C. SLAVKIN*                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES W. WILTZ*                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LES C. VINNEY**                                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPROVE THE AMENDMENT TO THE EQUITY         ISSUER            YES             FOR                  FOR

INCENTIVE PLAN TO REMOVE THE 2,000,000 SHARE LIMIT ON

 THE NUMBER OF SHARES THAT MAY BE ISSUED THEREUNDER

PURSUANT TO AWARDS OF RESTRICTED STOCK, RESTRICTED

STOCK UNIT AWARDS AND STOCK BONUSES. THE AMENDMENT TO

 OUR EQUITY INCENTIVE PLAN DOES NOT REPRESENT AN

INCREASE IN THE NUMBER OF SHARES RESERVED FOR AWARDS

THEREUNDER.

PROPOSAL #03: TO RATIFY THE SELECTION OF ERNST &                ISSUER            YES             FOR                  FOR

YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING APRIL 24,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PENN WEST ENERGY TR

  TICKER:                  N/A                 CUSIP:   707885109

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the consolidated financial                 ISSUER             NO              N/A                  N/A

statements of the Company for the YE 31 DEC 2009 and

the Auditors report thereon

PROPOSAL #1: Appointment of KPMG LLP, Chartered                 ISSUER            YES             FOR                  FOR

Accountants as Auditors of Penn West

PROPOSAL #2: Election of James E. Allard, William E.         ISSUER            YES             FOR                  FOR

Andrew, Robert G. Brawn, George H. Brookman, John A.

Brussa, Daryl Gilbert, Shirley A. McClellan, Murray

R. Nunns, Frank Potter, R. Gregory Rich, Jack

Schanck, James C. Smith as Directors of the Company

PROPOSAL #3: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PEPSICO, INC.

  TICKER:                  PEP                 CUSIP:   713448108

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: S.L. BROWN                    ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: I.M. COOK                      ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: D. DUBLON                      ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: V.J. DZAU                      ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: R.L. HUNT                      ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: A. IBARGUEN                  ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: A.C. MARTINEZ               ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: I.K. NOOYI                    ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: S.P. ROCKEFELLER         ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: J.J. SCHIRO                  ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: L.G. TROTTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: D. VASELLA                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #02: APPROVAL OF INDEPENDENT REGISTERED                ISSUER            YES             FOR                  FOR

PUBLIC ACCOUNTANTS.

PROPOSAL #03: APPROVAL OF AMENDMENT TO PEPSICO, INC.         ISSUER            YES             FOR                  FOR

2007 LONG-TERM INCENTIVE PLAN.

PROPOSAL #04: SHAREHOLDER PROPOSAL - CHARITABLE             SHAREHOLDER        YES         ABSTAIN           AGAINST

CONTRIBUTIONS REPORT (PROXY STATEMENT P. 67)

PROPOSAL #05: SHAREHOLDER PROPOSAL - RIGHT TO CALL        SHAREHOLDER        YES         AGAINST               FOR

SPECIAL SHAREHOLDERS MEETING (PROXY STATEMENT P. 68)

PROPOSAL #06: SHAREHOLDER PROPOSAL - PUBLIC POLICY        SHAREHOLDER        YES         ABSTAIN           AGAINST

REPORT (PROXY STATEMENT P. 70)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROLEO BRASILEIRO S.A. - PETROBRAS

  TICKER:                  PBRA               CUSIP:   71654V101

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O4: ELECTION OF MEMBERS OF THE BOARD OF              ISSUER            YES         AGAINST           AGAINST

DIRECTORS

PROPOSAL #O6: ELECTION OF MEMBERS OF THE AUDIT BOARD         ISSUER            YES         AGAINST           AGAINST

AND THEIR RESPECTIVE SUBSTITUTES

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PEUGEOT SA, PARIS

  TICKER:                  N/A                 CUSIP:   F72313111

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company accounts for the          ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of the result           ISSUER            YES             FOR                  FOR

PROPOSAL #O.4: Approve the special Auditor's report          ISSUER            YES         AGAINST           AGAINST

on regulated agreements

PROPOSAL #O.5: Approve the renewal of the mandate of         ISSUER            YES         AGAINST           AGAINST

a Member of the Supervisory Board

PROPOSAL #O.6: Authorize the share buy back programme        ISSUER            YES             FOR                  FOR

PROPOSAL #E.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

grant Company share purchase options

PROPOSAL #E.8: Authorize the Board of Directors to go        ISSUER            YES         AGAINST           AGAINST

 ahead with free allocations of existing Company

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

reduce capital stock by canceling shares bought back

by the Company

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

use delegations and authorize during a public offer

concerning Company securities

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue share subscription vouchers during a public

offer concerning Company securities

PROPOSAL #E.12: Approve the powers for formalities             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PFIZER INC.

  TICKER:                  PFE                 CUSIP:   717081103

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: DENNIS A. AUSIELLO      ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: MICHAEL S. BROWN         ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: M. ANTHONY BURNS         ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: ROBERT N. BURT             ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: W. DON CORNWELL           ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: FRANCES D.                   ISSUER            YES             FOR                  FOR

FERGUSSON

PROPOSAL #1G: ELECTION OF DIRECTOR: WILLIAM H. GRAY          ISSUER            YES             FOR                  FOR

III

PROPOSAL #1H: ELECTION OF DIRECTOR: CONSTANCE J.                ISSUER            YES             FOR                  FOR

HORNER

PROPOSAL #1I: ELECTION OF DIRECTOR: JAMES M. KILTS             ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: JEFFREY B. KINDLER      ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: GEORGE A. LORCH           ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: JOHN P. MASCOTTE         ISSUER            YES             FOR                  FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: SUZANNE NORA                ISSUER            YES             FOR                  FOR

JOHNSON

PROPOSAL #1N: ELECTION OF DIRECTOR: STEPHEN W. SANGER        ISSUER            YES             FOR                  FOR

PROPOSAL #1O: ELECTION OF DIRECTOR: WILLIAM C.                   ISSUER            YES             FOR                  FOR

STEERE, JR.

PROPOSAL #02: PROPOSAL TO RATIFY THE SELECTION OF              ISSUER            YES             FOR                  FOR

KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING

FIRM FOR 2010.

PROPOSAL #03: ADVISORY VOTE ON EXECUTIVE COMPENSATION.      ISSUER            YES             FOR                  FOR

PROPOSAL #04: APPROVAL OF BY-LAW AMENDMENT TO REDUCE         ISSUER            YES             FOR                  FOR

THE PERCENTAGE OF SHARES REQUIRED FOR SHAREHOLDERS TO

 CALL SPECIAL MEETINGS.

PROPOSAL #05: SHAREHOLDER PROPOSAL REGARDING STOCK        SHAREHOLDER        YES         AGAINST               FOR

OPTIONS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PGG WRIGHTSON LTD

  TICKER:                  N/A                 CUSIP:   Q74429103

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Keith Raymond Smith as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with the Company's Constitution

PROPOSAL #2.: Re-elect John Baird McConnon as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires by rotation in

accordance with the Company's Constitution

PROPOSAL #3.: Re-elect William David Thomas as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with the Company's Constitution

PROPOSAL #4.: Elect Bruce Robertson Irvine as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the NZSX Listing Rules

PROPOSAL #5.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Elect John Richard Calvin as a

Director of the Company

PROPOSAL #6.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

Auditor's remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PHH CORPORATION

  TICKER:                  PHH                 CUSIP:   693320202

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MS. DEBORAH M. REIF                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MR. C.R. WETZEL, JR.                           ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO CONSIDER AND VOTE UPON A PROPOSAL TO        ISSUER            YES             FOR                  FOR

 RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE

 COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING

FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PHILIP MORRIS INTERNATIONAL INC.

  TICKER:                  PM                   CUSIP:   718172109

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: HAROLD BROWN                ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: MATHIS                          ISSUER            YES             FOR                  FOR

CABIALLAVETTA

PROPOSAL #1C: ELECTION OF DIRECTOR: LOUIS C. CAMILLERI      ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: J. DUDLEY FISHBURN      ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: JENNIFER LI                  ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: GRAHAM MACKAY               ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: SERGIO MARCHIONNE        ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: LUCIO A. NOTO               ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: CARLOS SLIM HELU         ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: STEPHEN M. WOLF           ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE SELECTION OF                   ISSUER            YES             FOR                  FOR

INDEPENDENT AUDITORS

PROPOSAL #03: STOCKHOLDER PROPOSAL 1 - FOOD                    SHAREHOLDER        YES         ABSTAIN           AGAINST

INSECURITY AND TOBACCO USE

PROPOSAL #04: STOCKHOLDER PROPOSAL 2 - CREATE HUMAN      SHAREHOLDER        YES         ABSTAIN           AGAINST

RIGHTS PROTOCOLS FOR THE COMPANY AND ITS SUPPLIERS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PHOTRONICS, INC.

  TICKER:                  PLAB               CUSIP:   719405102

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: WALTER M. FIEDEROWICZ                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOSEPH A. FIORITA, JR.                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CONSTANTINE MACRICOSTAS                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GEORGE C. MACRICOSTAS                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLEM D. MARIS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MITCHELL G. TYSON                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE SELECTION OF DELOITTE &          ISSUER            YES             FOR                  FOR

TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING OCTOBER

PROPOSAL #03: TO APPROVE AN AMENDMENT TO THE                       ISSUER            YES             FOR                  FOR

PHOTRONICS, INC. EMPLOYEE STOCK PURCHASE PLAN TO

INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON

STOCK AVAILABLE FOR ISSUANCE FORM 900,000 TO

PROPOSAL #04: TO APPROVE AN AMENDMENT TO THE                       ISSUER            YES             FOR                  FOR

COMPANY'S 2007 LONG TERM EQUITY INCENTIVE PLAN TO

INCREASE THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE

UNDER THE PLAN FROM 3 MILLION TO 6 MILLION AND THE

AMOUNT OF RESTRICTED STOCK ALLOWED TO BE ISSUED

THEREUNDER FROM 10% TO 15%.

PROPOSAL #05: TO TRANSACT SUCH OTHER BUSINESS AS MAY         ISSUER            YES         AGAINST           AGAINST

PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT

THEREOF.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PITNEY BOWES INC.

  TICKER:                  PBI                 CUSIP:   724479100

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: LINDA G. ALVARADO        ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: ERNIE GREEN                  ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JOHN S. MCFARLANE        ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: EDUARDO R. MENASCE      ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF INDEPENDENT ACCOUNTANTS        ISSUER            YES             FOR                  FOR

 FOR 2010.

PROPOSAL #03: AMENDMENT OF THE RESTATED CERTIFICATE          ISSUER            YES             FOR                  FOR

OF INCORPORATION (CERTIFICATE) AND AMENDED AND

RESTATED BY-LAWS (BY-LAWS) TO PROVIDE FOR THE ANNUAL

ELECTION OF DIRECTORS.

PROPOSAL #04: CONSIDERATION OF A STOCKHOLDER PROPOSAL.      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLSKI KONCERN NAFTOWY ORLEN  S A

  TICKER:                  N/A                 CUSIP:   X6922W204

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the Shareholders Meeting                ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Chairman of the                       ISSUER            YES             FOR                  FOR

Shareholders Meeting

PROPOSAL #3: Approve the confirmation of the proper          ISSUER            YES             FOR                  FOR

convention of the Shareholders Meeting and its

ability to adopt resolutions

PROPOSAL #4: Adopt the agenda                                                  ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of the tellers Committee                    ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the examination of the report of        ISSUER            YES             FOR                  FOR

 the Management Board on the Company's activities and

 the Company's financial statement, the motion of the

 Management Board regarding the distribution of the

profit for the FY 2009 and also examination of the

report of the Supervisory Board opinion regarding the

 report of the Management Board on the Company's

activities and the Company's financial statement in

terms of their compliance with books, records and

facts and regarding the motion of the Management

Board regarding the distribution of the profit for

the FY 2009

PROPOSAL #7: Approve the examination of the report of        ISSUER            YES             FOR                  FOR

 the Management Board on the Orlen Capital Groups

activities, the Orlen Capital Groups consolidated

financial statement for the FY 2009 and also

examination of the opinion of the Supervisory Board

regarding the report of the Management Board on the

Orlen Capital Groups activities and the Orlen Capital

 Groups consolidated financial statement for the FY

PROPOSAL #8: Approve the examination of the report of        ISSUER            YES             FOR                  FOR

 the Supervisory Board for year 2009 complying with

the requirements of the best practices of Companies

listed on the Warsaw Stock Exchange

PROPOSAL #9: Approve the report of the Management              ISSUER            YES             FOR                  FOR

Board on the Company's activities and the Company's

financial statement for the FY 2009

PROPOSAL #10: Approve the report of the Management            ISSUER            YES             FOR                  FOR

Board on the Orlen Capital Groups activities and the

Orlen Capital Groups consolidated financial statement

 for the FY 2009

PROPOSAL #11: Approve the distribution of the profit         ISSUER            YES             FOR                  FOR

for the FY 2009

PROPOSAL #12: Adopt the resolutions regarding the              ISSUER            YES             FOR                  FOR

acknowledgement of fulfillment of duties by the

Members of the Company's Management Board in 2009

PROPOSAL #13: Adopt the resolutions regarding the              ISSUER            YES             FOR                  FOR

acknowledgement of fulfillment of duties by the

Members of the Company's Supervisory Board in 2009

PROPOSAL #14: Approve the examination of the                       ISSUER            YES             FOR                  FOR

information and adoption of resolutions regarding

changes to the Company's Articles of Association and

establishing the unified text of the amended Articles

 of Association

PROPOSAL #15: Approve the examination of the                       ISSUER            YES             FOR                  FOR

information and adoption of resolution regarding

disposal, lease or charge of other right to third

party of the organized part of the enterprise

PROPOSAL #16: Approve the establishment the number of        ISSUER            YES             FOR                  FOR

 members  of Supervisory Board

PROPOSAL #17: Appointment of Supervisory Board on             ISSUER            YES             FOR                  FOR

new term of office

PROPOSAL #18: Closing the meeting                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POSCO

  TICKER:                  N/A                 CUSIP:   Y70750115

  MEETING DATE:      2/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the partial amendment to                   ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.: Elect the Directors Internal Executive         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POST PUBLISHING PUBLIC CO LTD POST

  TICKER:                  N/A                 CUSIP:   Y70784171

  MEETING DATE:      4/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of the 2009 AGM              ISSUER            YES             FOR                  FOR

that was held on10 APR 2009

PROPOSAL #2.: Acknowledge the annual report of the            ISSUER            YES             FOR                  FOR

Company and approve the audited financial statements

for the YE 31 DEC 2009

PROPOSAL #3.: Approve the dividend omission                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Election of Directors replacing                     ISSUER            YES         AGAINST           AGAINST

Directors who shall retire by rotation,

PROPOSAL #5.: Approve to fix Director remuneration             ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Appointment of independent Audit or and        ISSUER            YES             FOR                  FOR

 fix the audit fee

PROPOSAL #7.: Other matters (if any)                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POWERTECH TECHNOLOGY INC

  TICKER:                  N/A                 CUSIP:   Y7083Y103

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES         ABSTAIN           AGAINST

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES         ABSTAIN           AGAINST

proposed cash dividend: TWD 3.5per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES         ABSTAIN           AGAINST

Incorporation

PROPOSAL #B.4: Approve to release the prohibition on         ISSUER            YES         ABSTAIN           AGAINST

Directors from participation in competitive business

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PPG INDUSTRIES, INC.

  TICKER:                  PPG                 CUSIP:   693506107

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JAMES G. BERGES                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: VICTORIA F. HAYNES                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARTIN H. RICHENHAGEN                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: THE ENDORSEMENT OF DELOITTE & TOUCHE LLP        ISSUER            YES             FOR                  FOR

 AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 FOR 2010

PROPOSAL #3: SHAREHOLDER PROPOSAL REQUESTING A REPORT   SHAREHOLDER        YES         ABSTAIN           AGAINST

 ABOUT OUR COMMUNITY ENVIRONMENTAL ACCOUNTABILITY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRAXAIR, INC.

  TICKER:                  PX                   CUSIP:   74005P104

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: STEPHEN F. ANGEL                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: NANCE K. DICCIANI                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EDWARD G. GALANTE                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CLAIRE W. GARGALLI                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: IRA D. HALL                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAYMOND W. LEBOEUF                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LARRY D. MCVAY                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WAYNE T. SMITH                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT L. WOOD                                     ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO RATIFY THE APPOINTMENT OF          ISSUER            YES             FOR                  FOR

THE INDEPENDENT AUDITOR.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PREMIER FOODS PLC

  TICKER:                  N/A                 CUSIP:   G72186102

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and accounts           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3: Elect Charles Miller Smith as the                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Elect Jim Smart as the Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Ian McHoul as the Director                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-elect David Felwick as the Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Reappointment and remuneration of                   ISSUER            YES         AGAINST           AGAINST

Auditors

PROPOSAL #8: Authority to allot shares                                  ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Disapplication of pre-emption rights           ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Authority to purchase own shares                ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Authority to make political donations        ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Authority to hold general meetings on        ISSUER            YES             FOR                  FOR

 short notice

PROPOSAL #S.13: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRICELINE.COM INCORPORATED

  TICKER:                  PCLN               CUSIP:   741503403

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JEFFERY H. BOYD                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RALPH M. BAHNA                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HOWARD W. BARKER, JR.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAN L. DOCTER                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JEFFREY E. EPSTEIN                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES M. GUYETTE                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: NANCY B. PERETSMAN                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CRAIG W. RYDIN                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2: TO RATIFY THE SELECTION OF DELOITTE &            ISSUER            YES             FOR                  FOR

TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM OF THE COMPANY FOR OUR FISCAL YEAR

ENDING DECEMBER 31, 2010.      THE BOARD OF DIRECTORS

 RECOMMENDS TO           VOTE AGAINST PROPOSAL 3

PROPOSAL #3: TO CONSIDER AND VOTE UPON A STOCKHOLDER    SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL CONCERNING SPECIAL STOCKHOLDER MEETINGS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRIMEDIA INC.

  TICKER:                  PRM                 CUSIP:   74157K846

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DAVID A. BELL                                       ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: BEVERLY C. CHELL                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DANIEL T. CIPORIN                                ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: MEYER FELDBERG                                     ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: PERRY GOLKIN                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: H. JOHN GREENIAUS                                ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: DEAN B. NELSON                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KEVIN J. SMITH                                     ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: CHARLES J. STUBBS                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THOMAS C. UGER                                     ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF DELOITTE &        ISSUER            YES         AGAINST           AGAINST

 TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE COMPANY FOR THE FISCAL YEAR

ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PROSEGUR COMPANIA DE SEGURIDAD SA

  TICKER:                  N/A                 CUSIP:   E83453162

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts and reports,        ISSUER            YES             FOR                  FOR

 both Prosegur Security Company, SA and its

consolidated group of Companies and the proposed

appropriation of earnings management and its Board of

 Directors, all referring to the year 2009

PROPOSAL #2: Approve the compensation to shareholder         ISSUER            YES             FOR                  FOR

dividends under results of 2009

PROPOSAL #3.1: Re-elect Mrs. Helen Irene Revoredo              ISSUER            YES             FOR                  FOR

Delvecchio

PROPOSAL #3.2: Re-elect Don Isidro Fernandez Barreiro        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Re-elect Don Revoredo Christian Gut             ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Re-elect Dona Maria Mirta Giesso                 ISSUER            YES         AGAINST           AGAINST

Cazenave

PROPOSAL #3.5: Re-elect Mrs. Chantal Gut Revoredo               ISSUER            YES             FOR                  FOR

PROPOSAL #4: Grant authority to acquire own shares,          ISSUER            YES             FOR                  FOR

directly or via Group companies

PROPOSAL #5: Appointment of the Auditor of Prosegur          ISSUER            YES             FOR                  FOR

Security Company, SA and its consolidated group

PROPOSAL #6: Approve to establish, under the                       ISSUER            YES             FOR                  FOR

provisions of Article 22 of the Bylaws, the maximum

annual remuneration of Directors

PROPOSAL #7: Grant delegation of powers to formalize,        ISSUER            YES             FOR                  FOR

 interpret, rectify and execute the resolutions

adopted by the general meeting of shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PROSPERITY BANCSHARES, INC.

  TICKER:                  PRSP               CUSIP:   743606105

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: LEAH HENDERSON                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: NED S. HOLMES                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID ZALMAN                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ERVAN E. ZOUZALIK                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE YEAR

ENDING DECEMBER 31, 2010.

PROPOSAL #03: APPROVAL OF A SHAREHOLDER PROPOSAL TO      SHAREHOLDER        YES             FOR               AGAINST

ELIMINATE CLASSIFICATION OF TERMS OF THE BOARD OF

DIRECTORS OF THE COMPANY AND TO REQUIRE THAT ALL

DIRECTORS STAND FOR ELECTION ANNUALLY.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PROVIDENT FINANCIAL PLC, BRADFORD

  TICKER:                  N/A                 CUSIP:   G72783171

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Directors and Auditors                 ISSUER            YES             FOR                  FOR

reports and the audited financial statements of the

Company for the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Declare a final dividend of 38.1p per            ISSUER            YES             FOR                  FOR

share on the ordinary shares of 20 8/11p each in

respect of the YE 31 DEC 2009 and paid on 21 JUN 2010

 to the holders of such ordinary shares on the

register of members of the Company at the close of

the business on 14 MAY 2010

PROPOSAL #4: Re-appoint John Van Kuffeler as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #5: Re-appoint Peter Crook as a Director of         ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #6: Re-appoint Robert Hough as a Director of        ISSUER            YES         AGAINST           AGAINST

 the Company

PROPOSAL #7: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditor of the Company

PROPOSAL #8: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors remuneration

PROPOSAL #9: Authorize the Company and all Companies         ISSUER            YES             FOR                  FOR

that are its subsidiaries at any time during such

period to: a) make political donations to political

parties and/or independent election candidates; b)

make political donations to political organizations

other than political parties; and c) incur political

expenditure; up to an aggregate total amount of GBP

50,000, with the amount authorized for each of heads

 a  to  c  above being limited to the same total; any

 such amounts may comprise sums paid or incurred in

one or more currencies; any sum paid or incurred in a

 currency other than sterling shall be converted into

 sterling at such a rate as the Board may decide is

appropriate; terms used in this resolution have,

where applicable, the meetings they have in part 14

of the Companies Act 2006 on control of political

donations and expenditure;  Authority expires the

earlier of the conclusion of the Company next AGM or

PROPOSAL #10: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to section 551 of the Companies act 2006,

to allot shares in the Company and to grant rights to

 subscribe for or to convert any security into such

shares  Allotment Rights , but so that: a) the

maximum amount of shares that may be allotted or made

 the subject of allotment rights under this authority

 are shares with an aggregate nominal value of GBP

9,194,066;  Authority expires the earlier of the

conclusion of the next AGM of the Company or 04 MAY

2011, ; and the Directors may allot equity securities

 after the expiry of this authority in pursuance of

such an offer or agreement made prior to such expiry

PROPOSAL #S.11: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006, to

 make one or more market purchases  as defined in the

 Section 693(4) of the Companies Act 2006  of its own

 ordinary shares of 20 8/11p each ordinary shares ,

such power to be limited: a)to a maximum aggregate

number of 13,441,617 ordinary shares; and b) by the

condition that the minimum price which may be paid

for an ordinary share is the nominal value of that

share and that the maximum price which may be paid

for an ordinary share is the highest of:  i  an

amount equal to 5% above the average market value of

an ordinary share, based on the London Stock Exchange

 Daily Official List, for the 5 business days

immediately preceding the day on which that ordinary

share is contracted to be purchased; Contd..

PROPOSAL #S.12: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities  as defined in the Companies Act

2006  for cash pursuant to the authority conferred by

 Resolution 10, as set out in the notice of this

meeting, and to sell ordinary shares held by the

Company as treasury shares for cash as if section 561

 of the Companies Act 2006 did not apply to such

allotment or sale, such power to be limited: a) to

the allotment of equity securities and sale of

treasury shares for cash in connection with an offer

of , or an invitation to apply for, equity securities

  whether by way of rights issue, open offer or

otherwise :  i  to ordinary shareholders in

proportion  as nearly as may be practicable  to their

 existing holdings; and  ii  to holders of other

equity securities, as required by the rights of those

 securities or, as the Board otherwise considers it

PROPOSAL #S.13: Adopt the regulations produced to the        ISSUER            YES             FOR                  FOR

 meeting and as specified the new Articles of

Association of the Company in substitution for, and

to the exclusion of  i  the existing Articles of

Association and  ii  all provisions of the Company's

Memorandum of Association as at 30 SEP 2009 treated

by Section 28 of the Companies Act 2006 as including

in the existing Articles of Association

PROPOSAL #S.14: Approve that a general meeting, other        ISSUER            YES             FOR                  FOR

 than an AGM, may be called on not less than 14 clear

 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRUDENTIAL PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G72899100

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors report and the            ISSUER            YES             FOR                  FOR

financial statements for the YE 31 DEC 2009 with the

related Auditor's report

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3.: Re-elect Mr. M W O Garrett as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mrs. B A Macaskill as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Re-elect Mr. C P Manning as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Mr. B L Stowe as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Election of Mr. N A Nicandrou as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.: Election of Mr. R A Devey as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Company's Auditor until the conclusion of the next

general meeting at which the Company's accounts are

laid

PROPOSAL #10.: Authorize the Directors to determine          ISSUER            YES             FOR                  FOR

the amount of the Auditor's remuneration

PROPOSAL #11.: Approve to declare a final dividend of        ISSUER            YES             FOR                  FOR

 13.56 pence per ordinary share of the Company for

the YE 31 DEC 2009, which shall be payable on 27 MAY

2010 to shareholders who are on the register of

members at the close of business on 09 APR 2010

PROPOSAL #12.: Authorize the Company and all                       ISSUER            YES             FOR                  FOR

Companies that are its subsidiaries at any time

during the period for which the resolution is

effective for the purposes of Section 366 and 367 of

the Companies Act 2006 [2006 Act] to make donations

to political organizations other than political

parties and to incur political expenditure [as such

terms are defined in Section 363 to 365 of the 2006

Act] up to a maximum aggregate sum of GBP 50,000 as

follows: [Authority expires at the earlier of 30 JUN

2011 or the conclusion of the AGM to be held in

2011]; and the Company may enter into a contract or

undertaking under this authority prior to its expiry,

 which contract or undertaking may be performed

wholly or partly after such expiry, and may make

donations to political organizations and incur

political expenditure in pursuance of such contracts

or undertakings as if the said authority had not

PROPOSAL #13.: Authorize the Directors, without                 ISSUER            YES             FOR                  FOR

prejudice to any other authority conferred on the

Directors by or pursuant to Article 14 of the

Company's Articles of Association, by Article 14 of

the Company's Articles of Association to allot

generally and unconditionally relevant securities be

renewed in respect of equity securities [as defined

in Section 560[1] of the 2006 Act] for a period

expiring; [Authority expires at the earlier of the

conclusion of the AGM of the Company held in 2011 or

30 JUN 2011]; and for that period and purpose the

Section 551 amount in respect of the Company's equity

 securities shall be GBP 42,236,000; and renewal of

authority to allot ordinary shares for rights issues

PROPOSAL #14.: Authorize the Directors, without                 ISSUER            YES             FOR                  FOR

prejudice to any other authority conferred on the

Directors by or pursuant to Article 14 of the

Company's Articles of Association, by Article 14 of

the Company's Articles of Association to allot

generally and unconditionally relevant securities be

renewed in respect of equity securities [as defined

in Section 560[1] of the 2006 Act] allotted in

connection with an offer by way of a rights issue:

[i] to ordinary shareholders in proportion [as nearly

 as may be practicable] to their existing holdings;

and [ii] to holders of other equity securities as

required by the rights of those securities or as the

Board otherwise considers necessary for a period

expiring; [Authority expires at the earlier of the

conclusion of the AGM of the Company held in 2011 or

30 JUN 2011]; and purpose the Section 551 amount

shall be GBP 84,473,000 [after deducing from such

limit any relevant securities allotted under

resolution 13 above] and so that the Board may impose

 any limits or restrictions and may any arrangements

which it considers necessary or appropriate to deal

with treasury shares, fractional entitlements, record

 dates, legal, regulatory or practical problems in,

or under the laws of, any territory or any other

PROPOSAL #S.15: Authorize the Directors, for                       ISSUER            YES             FOR                  FOR

disapplication of pre-emption rights, equity

securities [as defined in Section 560[1] of the 2006

Act] for cash pursuant to the power conferred on the

Directors by Article 15 of the Company's Articles of

Association and/or to sell any ordinary shares held

by the Company as treasury shares for cash as if

Section 561 of that Act did not apply to such

allotment provided that: the maximum aggregate

nominal amount of equity securities that may be

allotted or sold pursuant to the authority under

Article 15[b] is GBP 6,336,000 and [Authority expires

 at the earlier of the conclusion of the AGM of the

Company held in 2011 or 30 JUN 2011]

PROPOSAL #S.16: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with Section 701 of the 2006 Act, to make one or more

 market purchases [within the meaning of Section

693[4] of the 2006 Act] of its ordinary shares of 5

pence each in the capital of the Company; such

authority to be limited: to a maximum aggregate

number of 253,440,000 ordinary shares; by the

condition that the minimum price which may be paid

for each ordinary shares is 5 pence and the maximum

price which may be paid for an ordinary shares is the

 highest of: an amount equal to 105% of the average

of the middle market quotations for an ordinary

shares as derived from the daily official list of the

 London Stock Exchange for the 5 business days

immediately preceding the day on which the share is

contracted to be purchases; and the higher of the

price of the last independent trade and the highest

current independent bid on the trading venues where

the purchase is carried out; in each case exclusive

of expenses; [Authority expires at the earlier of the

 conclusion of the AGM of the Company held in 2011 or

 30 JUN 2011]; the Company may before such expiry

make a contract or contracts to purchase ordinary

shares under the authority hereby conferred which

would or may be executed wholly or partly after the

expiry of such authority and may make a purchase of

ordinary shares in pursuance of any such contract or

contracts as if the power conferred hereby had not

expired; and all ordinary shares purchased pursuant

to said authority shall be either; cancelled

immediately upon completion of the purchase; or be

held, sold, transferred or otherwise dealt with as

treasury shares in accordance with the provisions of

PROPOSAL #S.17: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRUDENTIAL PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G72899100

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Scheme of Arrangement                 ISSUER            YES         AGAINST           AGAINST

proposed to be made between the Company and the

holders of Scheme shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRUDENTIAL PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G72899100

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, subject to the scheme of                ISSUER            YES         AGAINST           AGAINST

arrangement dated 17 MAY 2010 proposed to be made

between the Company and the scheme shareholders [as

specified in the scheme], for the purpose of giving

effect to the scheme in its original form or with or

subject to any modification, addition or condition

approved or imposed by the court; (i) the share

capital of the Company be reduced by canceling all

the scheme shares [as specified in the scheme] (ii)

forthwith and contingently on such reduction of

capital taking effect the reserve arising in the

books of account of the Company as a result of the

cancellation of the scheme shares be applied in

paying up in full at par such number of new ordinary

shares of 5 pence each as shall be equal to the

number of scheme shares cancelled at Sub-paragraph

(i) above, such new ordinary shares to be allotted

and issued credited as fully paid to prudential group

 plc [New Prudential] and/or its nominees (iii)

without prejudice and in addition to any other

authority conferred on the Directors under Section

551 of the Companies Act2006, including at the AGM of

 the Company and under Resolution 2; authorize the

Directors pursuant to and in accordance with Section

551 of the Companies Act2006 to give effect to this

resolution and accordingly to effect the allotment of

 the new ordinary shares referred to in sub-paragraph

 (ii) above, provided that (a) the maximum aggregate

nominal amount of shares which may be allotted

hereunder shall be the aggregate nominal amount of

the new ordinary shares created pursuant to sub-

paragraph (ii) above; [Authority expires on 07 JUN

2011] (iv) prior to the reduction of the capital

referred to in sub-Paragraph (i) above taking effect

authorize the Company to issue and allot two

redeemable deferred shares to New Prudential and/or

its nominees; amend the Articles of Association of

the Company by the adoption and inclusion of the

following new Article 198 as specified; approve the

proposed reduction of capital of New Prudential at

the General Meeting of New Prudential [as specified]

PROPOSAL #2.: Authorize the Directors, subject to              ISSUER            YES         AGAINST           AGAINST

Resolution 1 being passed, without prejudice and in

addition to any other authority conferred on the

Directors under Section 551 of the Companies Act

2006, including at the AGM of the Company and under

Resolution 1(A)(iii), pursuant to and in accordance

with Section 551 of the Companies Act 2006 to allot

ordinary shares of 5 pence each in the Company up to

a nominal amount of GBP 14,523,140,060 in connection

with the issue of ordinary shares of 5 pence each in

the Company for the purposes of the rights issue [as

specified in circular]; [Authority expires on 07 JUN

2011], the Company may make offers and enter into

agreements during the relevant period which would or

might require shares to be allotted after the

authority ends and the Directors may allot shares

under such offers or agreements as if the authority

had not ended

PROPOSAL #3.: Approve, subject to the scheme referred        ISSUER            YES         AGAINST           AGAINST

 to in Resolution 1 becoming effective, the New

Prudential group performance shares plan, the New

Prudential business unit performance plans and the

M&G executive Long Term Incentive Plan 2010 adopted

by New Prudential, the term of which are summarized

in Paragraph 4 of Part IV of the circular as specified

PROPOSAL #4.: Approve, subject to the scheme referred        ISSUER            YES         AGAINST           AGAINST

 to in Resolution 1 becoming effective, the New

Prudential UK savings-related Shares Option Scheme,

the New Prudential Irish SAYE scheme, the New

Prudential International Employees SAYE scheme, the

New Prudential International [Non-Employees] SAYE

scheme, the New Prudential Shares Incentive Plan, the

 Prudential Europe Share Participation Plan, the New

Prudential Share Option Plan and the Momentum

Retention plan adopted by New Prudential, the terms

of which are summarized in Paragraph 4 of Part IV of

the circular as specified

PROPOSAL #5.: Authorize the Directors of New                       ISSUER            YES         AGAINST           AGAINST

Prudential, subject to the scheme referred to in

Resolution 1 becoming effective of to establish

employee share schemes in addition to those mentioned

 in Resolutions 3 and 4 in this notice for the

benefit of overseas employees of New Prudential and

its subsidiaries provided that such additional

schemes operate within the equity dilution limits

applicable to the new share plans and [save to the

extent necessary or desirable to take account of

overseas tax, securities and exchange control laws]

such additional schemes do not confer upon

participants benefits which are greater than those

which could be obtained from the new shares plans and

 that, once such additional schemes have been

established, they may not be amended without the

approval of the shareholders of New Prudential if

such approval would be required to amend the

corresponding provisions of the new share plans

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PS BUSINESS PARKS, INC.

  TICKER:                  PSB                 CUSIP:   69360J107

  MEETING DATE:      5/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: RONALD L. HAVNER, JR.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOSEPH D. RUSSELL, JR.                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R. WESLEY BURNS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JENNIFER H. DUNBAR                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ARTHUR M. FRIEDMAN                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES H. KROPP                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HARVEY LENKIN                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SARA G. LEWIS                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL V. MCGEE                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF APPOINTMENT OF ERNST &         ISSUER            YES             FOR                  FOR

YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS,

 TO AUDIT THE ACCOUNTS OF PS BUSINESS PARKS, INC. FOR

 THE FISCAL YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BANK PAN INDONESIA TBK

  TICKER:                  N/A                 CUSIP:   Y7136J285

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to revise the Article of                   ISSUER            YES         AGAINST           AGAINST

Association of the Company Paragraph 17.1 and to

change the Member Board of Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BANK PAN INDONESIA TBK

  TICKER:                  N/A                 CUSIP:   Y7136J285

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to revise the Articles of                 ISSUER            YES         AGAINST           AGAINST

Association of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BANK PAN INDONESIA TBK

  TICKER:                  N/A                 CUSIP:   Y7136J285

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Company Articles of Association      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2: Approve to divest Companys share of PT          ISSUER            YES             FOR                  FOR

ANZ Panin Bank

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BANK PAN INDONESIA TBK

  TICKER:                  N/A                 CUSIP:   Y7136J285

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's annual report on         ISSUER            YES             FOR                  FOR

Company's activity and ratify the financial report

and grant discharge to the Board of Directors and

Board of Commissioner on their managerial and

Supervision for book year 2009

PROPOSAL #2.: Approve to determine the Company's                ISSUER            YES             FOR                  FOR

profit utility for book YE 31 DEC 2009

PROPOSAL #3.: Re-appoint the member of Board of                 ISSUER            YES         AGAINST           AGAINST

Commissioner

PROPOSAL #4.: Authorize the shareholder                               ISSUER            YES             FOR                  FOR

representative to determine honorarium of Company's

Board of Commissioner

PROPOSAL #5.: Authorize the Board of Commissioner to         ISSUER            YES             FOR                  FOR

determine salary and other benefits to Directors

PROPOSAL #6.: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

appoint Public Accountant to audit Company's book for

 year 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT CITRA MARGA NUSAPHALA PERSADA TBK

  TICKER:                  N/A                 CUSIP:   Y71205135

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Director's report regarding         ISSUER            YES             FOR                  FOR

annual report for book year which ended 31 DEC 2009

and ratification of Director's report regarding

financial report for book year which ended 31 DEC

2009  which audited by registered public accountant

PROPOSAL #2: Approve the Company's profit utilization        ISSUER            YES             FOR                  FOR

 for book year which ended 31 DEC 2009

PROPOSAL #3: Appointment of registered public                     ISSUER            YES             FOR                  FOR

accountant to Audit Company's  financial report for

book year which ended 31 DEC 2010

PROPOSAL #4: Approve the restructuring the Company's         ISSUER            YES             FOR                  FOR

Board of Directors and Commissioner

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT GAJAH TUNGGAL TBK

  TICKER:                  N/A                 CUSIP:   Y7122F123

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Director's annual report and        ISSUER            YES             FOR                  FOR

 ratify the financial statement year 2009

PROPOSAL #2: Appoint the Public Accountant                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appointment to the Member of Company's          ISSUER            YES             FOR                  FOR

Board and determine their task and responsibility and

 also their salary and allowances

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT MATAHARI PUTRA PRIMA TBK

  TICKER:                  N/A                 CUSIP:   Y71294139

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's Plan to transfer         ISSUER            YES             FOR                  FOR

the Company's assets to PT Pacific Utama, TBK [PU]

PROPOSAL #2.: Approve the Company's Plan to purchase         ISSUER            YES             FOR                  FOR

the rights that are issued by PU from certain share

holders of PU and then perform rights issue and act

as stand-by buyer on the Plan of Limited Public

Offering II by PU

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT MATAHARI PUTRA PRIMA TBK

  TICKER:                  N/A                 CUSIP:   Y71294139

  MEETING DATE:      3/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's plan to sell all         ISSUER            YES             FOR                  FOR

of shares of Pt Matahari Department Stores Tbk

Managing Directors owned by the Company of

2,648,220,000 shares or 90.76% of paid in and up

capital in Managing Directors together with sale

and/or transfer of rights or use of rights on Company

 assets owned by the Company to Meadow Asia Company

Limited MAC or subsidiary Company of MAC, with

payment method a) cash, b) MAC shares and warrant

issued by MAC to the Company and c) MAC debt or MAC

Company subsidiary to the Company Vendor Loan and to

pledge the Rights Plan on Company collection based on

 Vendor Loan, which is all of transactions are

material transactions as per the regulation of the

Indonesian Capital Market and Financial Institutions

Supervisory Board and LK No.ix.e.1 regarding

affiliated transaction and conflict of interest

PROPOSAL #2.: Approve to sign the shareholders                   ISSUER            YES             FOR                  FOR

agreement between Company, MAC and Meadow Asia

Holdings Limited

PROPOSAL #3.: Approve a plan to change the terms and         ISSUER            YES             FOR                  FOR

condition of intellectual property right utilization

agreement between the Company and Managing Directors

PROPOSAL #4.: Amend the Article No. 3 of Company's            ISSUER            YES         AGAINST           AGAINST

Association related to Company's objectives and also

to add the Company's activities

PROPOSAL #5.: Authorize the Company's Director                   ISSUER            YES             FOR                  FOR

related to agenda No.1-3 which is consists of

affiliates transaction and conflict of interest and

changing to the core of Company's business

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT MATAHARI PUTRA PRIMA TBK

  TICKER:                  N/A                 CUSIP:   Y71294139

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Board of Directors report            ISSUER            YES             FOR                  FOR

and ratify the financial report for book year 2009 as

 well as to grant Acquit Et Decharge to the Board of

Directors and Commissioner

PROPOSAL #2: Approve the utilization of Company's net        ISSUER            YES             FOR                  FOR

 profit for book year 2009

PROPOSAL #3: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

appoint of independent public accountant to audit

Company's books for book year 2010 and approve to

determine their honorarium

PROPOSAL #4: Appointment of the Board of Management          ISSUER            YES         AGAINST           AGAINST

and approve to determine the salary/ honorarium and

or other allowance for the Board of management

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT MULIA INDUSTRINDO TBK

  TICKER:                  N/A                 CUSIP:   Y71312113

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, including              ISSUER            YES             FOR                  FOR

ratification of financial report and the Board of

Commissioners report

PROPOSAL #2: Approve the utilization of Company net          ISSUER            YES             FOR                  FOR

profit for book year 2009

PROPOSAL #3: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

appoint an Independent Public Accountant to audit the

 Company's books for book year 2010 and determine

their honorarium

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT PERUSAHAAN ROKOK TJAP GUDANG GARAM TBK

  TICKER:                  N/A                 CUSIP:   Y7121F165

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve of the Board of Directors report        ISSUER            YES             FOR                  FOR

 for book year 2009

PROPOSAL #2: Ratification of financial statement                ISSUER            YES             FOR                  FOR

report for year 2009

PROPOSAL #3: Approve the determination of dividend             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Authorize the Directors meeting to                 ISSUER            YES             FOR                  FOR

determine the roles and responsibility of the Board

of Directors

PROPOSAL #5: Authorize the Commissioner to determine         ISSUER            YES             FOR                  FOR

the Board of Directors Salary

PROPOSAL #6: Approve to determination of salary and          ISSUER            YES             FOR                  FOR

or other allowances for the Board of Commissioners

PROPOSAL #7: Approve to change in the Board of                   ISSUER            YES         AGAINST           AGAINST

Management

PROPOSAL #8: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

appoint of independent public accountant to Audit

Company's Books

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT SEMEN GRESIK PERSERO TBK

  TICKER:                  N/A                 CUSIP:   Y7142G168

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the restructuring of the                   ISSUER            YES         AGAINST           AGAINST

Company's Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT SEMEN GRESIK PERSERO TBK

  TICKER:                  N/A                 CUSIP:   Y7142G168

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the changes on Company's Article        ISSUER            YES             FOR                  FOR

 of Association

PROPOSAL #2: Approve the changes on Company's Board           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT SEMEN GRESIK PERSERO TBK

  TICKER:                  N/A                 CUSIP:   Y7142G168

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 annual report and                 ISSUER            YES             FOR                  FOR

ratify the financial statement and Acquit Et de

Charge Company's Board

PROPOSAL #2: Approve the 2009 annual environmental            ISSUER            YES             FOR                  FOR

development partnership program

PROPOSAL #3: Approve the 2009 profit allocation                  ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve to determine salary and                       ISSUER            YES             FOR                  FOR

honorarium Company's Board

PROPOSAL #5: Appoint Public Accountant                                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PUBLIGROUPE SA, LAUSANNE

  TICKER:                  N/A                 CUSIP:   H64716147

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Management report 2009,                ISSUER            YES             FOR                  FOR

comprising the Management report, consolidated

financial statements and the financial statements of

PubliGroupe Ltd, after taking note of the Auditor's

reports

PROPOSAL #2: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #3: Approve the appropriation of available          ISSUER            YES             FOR                  FOR

earnings as PubliGroupe's consolidated results for

2009 show a deficit, not to distribute a dividend and

 to carry forward the entire available earnings of

the holding Company PubliGroupe Ltd

PROPOSAL #4.a: Re-elect Mrs. Eliane Borter, Pully              ISSUER            YES             FOR                  FOR

[VD] as a Board of Director

PROPOSAL #4.b: Re-elect Mr. Pascal Boni, Basel [BS]          ISSUER            YES             FOR                  FOR

as a Board of Director

PROPOSAL #5.a: Election of Mr. Kjell Aamot as a New          ISSUER            YES             FOR                  FOR

Member of the Board of Director for a statutory

three-year term of office

PROPOSAL #5.b: Election of Dr. Andreas M.                            ISSUER            YES             FOR                  FOR

Schonenberger as a New Member of the Board of

Director for a statutory three-year term of office

PROPOSAL #6: Amend the Articles 4, 5 and 7 of the              ISSUER            YES             FOR                  FOR

Article of Association in light of the Federal Act on

 Book-Entry Securities [BESA] as specified

PROPOSAL #7: Re-elect KPMG Ltd, Lausanne as the                 ISSUER            YES             FOR                  FOR

Statutory Auditors for the 2010 FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PULTE HOMES, INC.

  TICKER:                  PHM                 CUSIP:   745867101

  MEETING DATE:      8/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: THE APPROVAL OF THE ISSUANCE OF SHARES         ISSUER            YES             FOR                  FOR

OF PULTE HOMES, INC. COMMON STOCK PURSUANT TO THE

AGREEMENT AND PLAN OF MERGER, DATED AS OF APRIL 7,

2009, BY AND AMONG PULTE HOMES, INC., PI NEVADA

BUILDING COMPANY, A WHOLLY OWNED SUBSIDIARY OF PULTE

HOMES, INC., AND CENTEX CORPORATION.

PROPOSAL #02: THE APPROVAL OF AN AMENDMENT TO THE              ISSUER            YES             FOR                  FOR

PULTE HOMES, INC. RESTATED ARTICLES OF INCORPORATION

TO INCREASE THE TOTAL NUMBER OF SHARES OF COMMON

STOCK THAT PULTE HOMES, INC. IS AUTHORIZED TO ISSUE

FROM 400,000,000 TO 500,000,000.

PROPOSAL #03: THE APPROVAL OF AN AMENDMENT TO THE              ISSUER            YES             FOR                  FOR

PULTE HOMES, INC. RESTATED ARTICLES OF INCORPORATION

TO CHANGE THE CORPORATE NAME OF PULTE HOMES, INC. TO

PULTE GROUP, INC.

PROPOSAL #04: THE APPROVAL OF A PROPOSAL TO ADJOURN          ISSUER            YES             FOR                  FOR

THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT

ADDITIONAL PROXIES, IF THERE ARE NOT SUFFICIENT VOTES

 IN FAVOR OF PROPOSAL 1 OR 2.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PULTE HOMES, INC.

  TICKER:                  PHM                 CUSIP:   745867101

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: THOMAS M. SCHOEWE*                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: TIMOTHY R. ELLER**                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: C.W. MURCHISON III**                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R.J. DUGAS, JR.***                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID N. MCCAMMON***                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES J. POSTL***                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: THE APPROVAL OF AN AMENDMENT TO OUR              ISSUER            YES             FOR                  FOR

RESTATED ARTICLES OF INCORPORATION TO DECLASSIFY OUR

BOARD OF DIRECTORS.

PROPOSAL #03: THE APPROVAL OF OUR AMENDED AND                     ISSUER            YES             FOR                  FOR

RESTATED SECTION 382 RIGHTS AGREEMENT.

PROPOSAL #04: THE RATIFICATION OF THE APPOINTMENT OF         ISSUER            YES             FOR                  FOR

ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM.

PROPOSAL #05: A SHAREHOLDER PROPOSAL REQUESTING THE      SHAREHOLDER        YES         AGAINST               FOR

ELECTION OF DIRECTORS BY A MAJORITY, RATHER THAN

PLURALITY, VOTE.

PROPOSAL #06: A SHAREHOLDER PROPOSAL REQUESTING AN        SHAREHOLDER        YES         AGAINST               FOR

AMENDMENT TO THE COMPANY'S BYLAWS TO REQUIRE THAT THE

 CHAIRMAN OF THE BOARD OF DIRECTORS BE AN INDEPENDENT

 DIRECTOR, IF PROPERLY PRESENTED AT THE MEETING.

PROPOSAL #07: A SHAREHOLDER PROPOSAL REGARDING THE        SHAREHOLDER        YES         AGAINST               FOR

USE OF PERFORMANCE-BASED OPTIONS, IF PROPERLY

PRESENTED AT THE MEETING.

PROPOSAL #08: A SHAREHOLDER PROPOSAL REQUESTING             SHAREHOLDER        YES         AGAINST               FOR

ANNUAL ADVISORY VOTES ON EXECUTIVE COMPENSATION, IF

PROPERLY PRESENTED AT THE MEETING.

PROPOSAL #09: SHAREHOLDER PROPOSAL - SENIOR                    SHAREHOLDER        YES         AGAINST               FOR

EXECUTIVES TO RETAIN EQUITY-BASED COMPENSATION, SEE

PROXY STATEMENT FOR FURTHER DETAILS.

PROPOSAL #10: A SHAREHOLDER PROPOSAL REQUESTING AN        SHAREHOLDER        YES         AGAINST               FOR

AMENDMENT TO THE COMPANY'S BYLAWS TO REQUIRE THE

COMPANY TO REIMBURSE SHAREHOLDERS FOR REASONABLE

EXPENSES INCURRED IN CONNECTION WITH THE NOMINATION

OF CANDIDATES IN CONTESTED ELECTIONS OF DIRECTORS, IF

 PROPERLY PRESENTED AT THE MEETING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PUNJAB NATIONAL BANK

  TICKER:                  N/A                 CUSIP:   Y7162Z104

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the Audited Balance          ISSUER            YES             FOR                  FOR

Sheet of the Bank as at 31 MAR 2009, Profit and Loss

Account of the Bank for the YE 31 MAR 2009, the

report of the Board of Directors on the working and

activities of the Bank for the period covered by the

Accounts and the Auditors' Report on the Balance

Sheet and Accounts

PROPOSAL #2.: Declare the Annual Dividend on Equity          ISSUER            YES             FOR                  FOR

Shares for the FY 2008-09

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  QUANTA COMPUTER INC

  TICKER:                  N/A                 CUSIP:   Y7174J106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The status of overseas convertible              ISSUER             NO              N/A                  N/A

bonds

PROPOSAL #A.2: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports,              ISSUER            YES             FOR                  FOR

financial statements and the audited reports

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.7 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B61.1: Election of Barry Lam  Shareholder          ISSUER            YES             FOR                  FOR

No: 1  as a Director

PROPOSAL #B61.2: Election of C.C. Leung  Shareholder         ISSUER            YES             FOR                  FOR

No: 5  as a Director

PROPOSAL #B61.3: Election of C.T. Huang  Shareholder         ISSUER            YES             FOR                  FOR

No: 528  as a Director

PROPOSAL #B62.1: Election of Wei-Ta Pan  Shareholder         ISSUER            YES             FOR                  FOR

No: 99044  as an Independent Director

PROPOSAL #B62.2: Election of Chi-Chih Lu  Shareholder        ISSUER            YES             FOR                  FOR

 No: K121007858  as an Independent Director

PROPOSAL #B63.1: Election of S.C. Liang  Shareholder         ISSUER            YES             FOR                  FOR

No: 6  as a Supervisor

PROPOSAL #B63.2: Election of Eddie Lee  ID No:                   ISSUER            YES             FOR                  FOR

R121459044  as a Supervisor

PROPOSAL #B63.3: Election of Chang Ching-Yi  ID No:          ISSUER            YES             FOR                  FOR

A122450363   as a Supervisor

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RANDSTAD HOLDING NV

  TICKER:                  N/A                 CUSIP:   N7291Y137

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2.A: Report of the Executive Board and                ISSUER             NO              N/A                  N/A

preceding advice of the Supervisory Board for the FY

2009

PROPOSAL #2.B: Adopt the financial statements 2009             ISSUER            YES             FOR                  FOR

PROPOSAL #2.C: Explanation of policy on reserves and         ISSUER             NO              N/A                  N/A

dividends

PROPOSAL #2.D: Approve to determine the dividend over        ISSUER            YES             FOR                  FOR

 the FY 2009

PROPOSAL #2.E: Corporate governance                                       ISSUER             NO              N/A                  N/A

PROPOSAL #3.A: Grant discharge of liability of the            ISSUER            YES             FOR                  FOR

Members of the Executive Board for the Management

PROPOSAL #3.B: Grant discharge of liability of the            ISSUER            YES             FOR                  FOR

Members of the Supervisory Board for the supervision

of the Management

PROPOSAL #4.A: Re-appoint Mr. Van Wijk as a Member of        ISSUER            YES             FOR                  FOR

 the Supervisory Board

PROPOSAL #4.B: Re-appoint Ms. Kampouri Monnas as a            ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #5.A: Approve to extend the authority of the        ISSUER            YES             FOR                  FOR

 Executive Board to issue shares

PROPOSAL #5.B: Approve to extend the authority of the        ISSUER            YES             FOR                  FOR

 Executive Board to restrict or exclude the pre-

emptive right to any issue of shares

PROPOSAL #5.C: Approve the performance related                   ISSUER            YES             FOR                  FOR

remuneration of the Executive Board in performance

shares and performance share options

PROPOSAL #6: Any other business                                              ISSUER             NO              N/A                  N/A

PROPOSAL #7: Closing                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RAYTHEON COMPANY

  TICKER:                  RTN                 CUSIP:   755111507

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: VERNON E. CLARK           ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: JOHN M. DEUTCH             ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: STEPHEN J. HADLEY        ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: FREDERIC M. POSES        ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: MICHAEL C.                   ISSUER            YES             FOR                  FOR

RUETTGERS

PROPOSAL #1F: ELECTION OF DIRECTOR: RONALD L. SKATES         ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: WILLIAM R. SPIVEY        ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: LINDA G. STUNTZ           ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: WILLIAM H. SWANSON      ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF INDEPENDENT AUDITORS.           ISSUER            YES             FOR                  FOR

PROPOSAL #03: AMENDMENT TO RESTATED CERTIFICATE OF            ISSUER            YES             FOR                  FOR

INCORPORATION, AS MORE FULLY DESCRIBED IN THE PROXY

STATEMENT.

PROPOSAL #04: APPROVAL OF THE RAYTHEON COMPANY 2010          ISSUER            YES             FOR                  FOR

STOCK PLAN.

PROPOSAL #05: STOCKHOLDER PROPOSAL REGARDING ADVISORY   SHAREHOLDER        YES         AGAINST               FOR

 VOTE ON EXECUTIVE COMPENSATION.

PROPOSAL #06: STOCKHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS.

PROPOSAL #07: STOCKHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

SHAREHOLDER ACTION BY WRITTEN CONSENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RECKITT BENCKISER GROUP PLC, SLOUGH

  TICKER:                  N/A                 CUSIP:   G74079107

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the 2009 report and financial                ISSUER            YES             FOR                  FOR

statements

PROPOSAL #2: Approve the Director's remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3: Declare the final dividend                                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Adrian Bellamy as a Member of          ISSUER            YES             FOR                  FOR

the Remuneration Committee

PROPOSAL #5: Re-elect Peter Harf                                            ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Colin Day                                              ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Kenneth Hydon as a Member of            ISSUER            YES             FOR                  FOR

the Audit Committee

PROPOSAL #8: Re-elect Judith Sprieser as a Member of         ISSUER            YES             FOR                  FOR

the Remuneration Committee

PROPOSAL #9: Re-elect Richard Cousins as a Member of         ISSUER            YES             FOR                  FOR

the Remuneration Committee

PROPOSAL #10: Elect Warren Tucker as a Member of the         ISSUER            YES             FOR                  FOR

Audit Committee

PROPOSAL #11: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #12: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditor's remuneration

PROPOSAL #13: Approve to renew authority to allot              ISSUER            YES             FOR                  FOR

shares

PROPOSAL #S.14: Approve to renew power to disapply            ISSUER            YES             FOR                  FOR

pre-emption rights

PROPOSAL #S.15: Approve to renew authority to                     ISSUER            YES             FOR                  FOR

purchase own shares

PROPOSAL #S.16: Approve the calling of general                   ISSUER            YES             FOR                  FOR

meetings on 14 day's clear notice

PROPOSAL #S.17: Amend the Company's Articles of                 ISSUER            YES             FOR                  FOR

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REED ELSEVIER N V

  TICKER:                  N/A                 CUSIP:   N73430113

  MEETING DATE:      1/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Appoint Ms. Marike van Lier Lels as a            ISSUER            YES             FOR                  FOR

Member of the Supervisory Board where all details as

laid down in Article 2:158 Paragraph 5, Section 2:

142 paragraph 3 of the Dutch Civil Code are available

 for the general meeting of shareholders

PROPOSAL #3: Approve to partially amend the Articles         ISSUER            YES             FOR                  FOR

of Association of the Company

PROPOSAL #4: Closing                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REED ELSEVIER N V

  TICKER:                  N/A                 CUSIP:   N73430113

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Receive the annual report of 2009                    ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approve the broad outline of the                     ISSUER             NO              N/A                  N/A

Corporate Governance Structure of the Company and

compliance with the amended Dutch Corporate

Governance Code Corporate Governance statement 2009

PROPOSAL #4: Adopt the 2009 annual financial                       ISSUER            YES             FOR                  FOR

statements

PROPOSAL #5.A: Approve to release the Members from            ISSUER            YES             FOR                  FOR

liability of the Executive Board

PROPOSAL #5.B: Approve to release the Members from            ISSUER            YES             FOR                  FOR

liability of the Supervisory Board

PROPOSAL #6: Declare a dividend at EUR 0.293 over the        ISSUER            YES             FOR                  FOR

 FY 2009

PROPOSAL #7: Appointment of External Auditors                      ISSUER            YES             FOR                  FOR

PROPOSAL #8.A: Re-appoint Robert Polet to the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.B: Re-appoint Anthony Habgood to the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.C: Re-appoint Ben Van Der Veer to the              ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #9.A: Re-appoint Erik Engstrom to the                   ISSUER            YES             FOR                  FOR

Executive Board

PROPOSAL #9.B: Re-appoint Mark Armour to the                       ISSUER            YES             FOR                  FOR

Executive Board

PROPOSAL #10.A: Amend the remuneration policy                      ISSUER            YES             FOR                  FOR

PROPOSAL #10.B: Approve the New Long-term Incentive          ISSUER            YES             FOR                  FOR

Plan: The Growth Plan

PROPOSAL #10.C: Approve the New Long-term Incentive          ISSUER            YES             FOR                  FOR

Plan: The BIP 2010

PROPOSAL #11: Authorize the Executive Board to                   ISSUER            YES             FOR                  FOR

acquire shares in the Company

PROPOSAL #12.A: Approve to designate the Combined              ISSUER            YES             FOR                  FOR

Board as the authorized body to issue shares and to

grant rights to acquire shares in the capital of the

Company

PROPOSAL #12.B: Approve the extension of the Combined        ISSUER            YES             FOR                  FOR

 Board as the authorized body to limit or exclude

pre-emptive rights to the issuance of shares

PROPOSAL #13: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #14: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REED ELSEVIER NV

  TICKER:                  N/A                 CUSIP:   N73430113

  MEETING DATE:      9/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Appoint Mr. Ben Van Der Veer as a                 ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #3.: Approve to partially amend the Articles        ISSUER            YES             FOR                  FOR

 of Association of the Company

PROPOSAL #4.: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REED ELSEVIER P L C

  TICKER:                  N/A                 CUSIP:   G74570121

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the Directors remuneration report      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-appoint the Auditors                                     ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the Auditors remuneration                    ISSUER            YES             FOR                  FOR

PROPOSAL #6: Election of Anthony Habgood as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #7: Election of Ben van der Veer as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Re-elect Erik Engstrom as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-elect Mark Armour as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #10: Re-elect Robert Polet as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #11: Grant authority to allot shares                      ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Approve the disapplication of pre              ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.13: Grant authority to purchase own shares      ISSUER            YES             FOR                  FOR

PROPOSAL #S.14: Approve the notice period for general        ISSUER            YES             FOR                  FOR

 meetings

PROPOSAL #S.15: Approve the Articles of Association           ISSUER            YES             FOR                  FOR

PROPOSAL #16: Approve the Reed Elsevier Growth Plan           ISSUER            YES             FOR                  FOR

PROPOSAL #17: Approve the Reed Elsevier Bonus                     ISSUER            YES             FOR                  FOR

Investment Plan 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RENT-A-CENTER, INC.

  TICKER:                  RCII               CUSIP:   76009N100

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: MITCHEL E. FADEL         ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: KERNEY LADAY                ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: PAULA STERN, PH.D.      ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE AUDIT COMMITTEE'S                     ISSUER            YES             FOR                  FOR

APPOINTMENT OF GRANT THORNTON LLP, REGISTERED

INDEPENDENT ACCOUNTANTS, AS THE COMPANY'S INDEPENDENT

 AUDITORS FOR THE FISCAL YEAR ENDED DECEMBER 31,

2010, AS SET FORTH IN THE ACCOMPANYING PROXY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REPUBLIC BANCORP, INC.-KY

  TICKER:                  RBCAA             CUSIP:   760281204

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: CRAIG A. GREENBERG                              ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: MICHAEL T. RUST                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SANDRA METTS SNOWDEN                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R. WAYNE STRATTON                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SUSAN STOUT TAMME                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BERNARD M. TRAGER                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: A. SCOTT TRAGER                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEVEN E. TRAGER                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: RATIFICATION OF THE APPOINTMENT OF CROWE        ISSUER            YES             FOR                  FOR

 HORWATH LLP AS THE INDEPENDENT REGISTERED PUBLIC

ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REXAM PLC

  TICKER:                  N/A                 CUSIP:   G1274K113

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Annual Report for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #2: Approve the Remuneration Report                       ISSUER            YES             FOR                  FOR

PROPOSAL #3: Declare the 2009 final dividend on the          ISSUER            YES             FOR                  FOR

ordinary shares

PROPOSAL #4: Re-elect Peter Ellwood as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Graham Chipchase as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect David Robbie as a Director                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-elect Carl Symon as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-elect Noreen Doyle as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-elect John Langston as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #10: Re-elect Wolfgang Meusburger as Director      ISSUER            YES             FOR                  FOR

PROPOSAL #11: Re-elect Jean-Pierre Rodier as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #12: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as Auditors and authorize the Directors to determine

PwCs remuneration

PROPOSAL #13: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.14: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities for cash

PROPOSAL #S.15: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its own ordinary shares

PROPOSAL #S.16: Grant authority to call a general              ISSUER            YES             FOR                  FOR

meeting on not less than 14 clear days notice

PROPOSAL #S.17: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RICOH COMPANY,LTD.

  TICKER:                  N/A                 CUSIP:   J64683105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RIGHTMOVE PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G75657109

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts and the reports of         ISSUER            YES             FOR                  FOR

the Directors and Auditors thereon

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-appointment of KPMG Audit Plc as the         ISSUER            YES             FOR                  FOR

Auditors to the Company

PROPOSAL #5: Authorize the Directors to agree the              ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #6: Election of Ashley Martin as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Ed. Williams as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-elect Nick McKittrick as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-elect Stephen Shipperley as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #10: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.12: Grant authority, for the repurchase          ISSUER            YES             FOR                  FOR

of ordinary shares

PROPOSAL #13: Grant authority, for political                       ISSUER            YES             FOR                  FOR

donations and expenditure

PROPOSAL #S.14: Grant authority, for general meetings        ISSUER            YES             FOR                  FOR

  other than an AGM  to be called on not less than 14

 clear days' notice

PROPOSAL #S.15: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RIO TINTO LTD

  TICKER:                  N/A                 CUSIP:   Q81437107

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's financial report          ISSUER            YES             FOR                  FOR

and the reports of the Directors and the Auditors for

 the YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009 as specified

PROPOSAL #3: Election of Robert Brown as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of Ann Godbehere as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of Sam Walsh as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Guy Elliott as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Michael Fitzpatrick as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Re-elect Lord Kerr as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of Rio Tinto plc to hold office until

the conclusion of the next AGM at which accounts are

laid before Rio Tinto plc and authorize the Audit

committee to determine the Auditors' remuneration

PROPOSAL #S.10: Grant authority to buybacks by Rio            ISSUER            YES             FOR                  FOR

Tinto Limited of fully paid ordinary shares in Rio

Tinto Limited  Ordinary Shares  in the period

following this approval until  and including  the

date of the Rio Tinto Limited 2011 AGM or 21 APR 2011

  whichever is the later : (a) under one or more off-

market buyback tender schemes in accordance with the

terms as specified; and (b) pursuant to on-market

buybacks by Rio Tinto Limited in accordance with the

Listing Rules of the Australian Securities Exchange,

but only to the extent that the number of Ordinary

Shares bought back pursuant to the authority in this

resolution, whether under any Buyback Tenders or

pursuant to any on-market buybacks, does not in that

period exceed 43.5 million Ordinary Shares

PROPOSAL #S.11: Grant authority to buybacks by Rio            ISSUER            YES             FOR                  FOR

Tinto Limited of Ordinary Shares from Tinto Holdings

Australia Pty Limited  THA  in the period following

this approval until  and including  the date of the

Rio Tinto Limited 2011 AGM or 21 APR 2011  whichever

is the later  upon the terms and subject to the

conditions set out in the draft buyback agreement

between Rio Tinto Limited and THA  entitled 2010 RTL-

THA Agreement , as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RIO TINTO LTD

  TICKER:                  N/A                 CUSIP:   Q81437107

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's financial report          ISSUER            YES             FOR                  FOR

and the reports of the Directors and the Auditors for

 the YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES         AGAINST           AGAINST

YE 31 DEC 2009 as specified in the 2009 annual report

PROPOSAL #3: Election of Robert Brown as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of Ann Godbehere as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of Sam Walsh as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-election of Guy Elliott as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-election of Michael Fitzpatrick as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Re-election of Lord Kerr as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of Rio Tinto Plc to hold office until

the conclusion of the next AGM at which accounts are

laid before Rio Tinto Plc and to authorize the Audit

Committee to determine the Auditor's remuneration

PROPOSAL #S.10: Grant authority to buybacks by Rio            ISSUER            YES             FOR                  FOR

Tinto Limited of fully paid ordinary shares Rio Tinto

 Limited  Ordinary Shares  in the period following

this approval until  and including  the date of the

Rio Tinto Limited 2011 AGM or 21 APR 2011  whichever

is the later : a) under one or more off-market

buyback tender schemes in accordance with terms as

specified  the Buyback Tenders ; and b) pursuant to

on-market buybacks by Rio Tinto Limited in accordance

 with the Listing Rules of the Australian Securities

Exchange, but only to the extent that the number of

ordinary shares bought back pursuant to the authority

 in this Resolution, whether under any buyback

tenders or pursuant to any on-market buybacks, does

not in that period exceed 43.5 million ordinary shares

PROPOSAL #S.11: Grant authority to buybacks by Rio            ISSUER            YES             FOR                  FOR

Tinto Limited of ordinary shares from Tinto Holdings

Australia Pty Limited  THA  in the period following

this approval until  and including  the date of the

Rio Tinto Limited 2011 AGM or 21 APR 2011 whichever

is the later  upon the terms and subject to the

conditions set out in the draft buyback agreement

between Rio Tinto Limited and THA  entitled 2010 RTL-

THA Agreement , as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RIO TINTO PLC

  TICKER:                  N/A                 CUSIP:   G75754104

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's financial                       ISSUER            YES             FOR                  FOR

statements and the report of the Directors and

Auditors for the YE 31 DEC 2009

PROPOSAL #2: Recieve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009 as set out in the 2009 annual report

PROPOSAL #3: Election of Robert Brown as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of Ann Godbehere as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of Sam Walsh as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-election of Guy Elliott as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Michael Fitzpatrick as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Re-elect Lord Kerr as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 LLP as Auditors of the Company to hold office until

the conclusion of the next AGM at which accounts are

laid before the Company and to authorize the Audit

Committee to determine the Auditors' remuneration

PROPOSAL #10: Authorize the Directors pursuant to and        ISSUER            YES             FOR                  FOR

 in accordance with Section 551 of the Companies Act

2006  the 2006 Act  to exercise all the powers of the

 Company to allot shares or grant rights to subscribe

 for or convert any securities into shares: i) up to

an aggregate nominal amount of GBP 50,321,000; ii)

comprising equity securities  as specified in the

2006 Act  up to a further nominal amount of GBP

50,321,000 in connection with an offer by way of a

rights issue; such authorities to apply in

substitution for all previous authorities pursuant to

 Section 80 of the Companies Act 1985 and to expire

on the later of 15 APR 2011 and the date of the 2011

AGM but, in each case, so that the Company may make

offers and enter into agreements during this period

which would, or might, require shares to be allotted

or rights to subscribe for or to CONTD..

PROPOSAL #11: Authorize the Directors, subject to the        ISSUER            YES             FOR                  FOR

 passing of Resolution 10 above, to allot equity

securities  as specified in the 2006 Act  wholly for

cash: i) pursuant to the authority given by Paragraph

 (i) of Resolution 10 above or where the allotment

constitutes an allotment of equity securities by

virtue of Section 560(3) of the 2006 Act in each

case: a) in connection with a pre-emptive offer; and

b) otherwise than in connection with a pre-emptive

offer, up to an aggregate nominal amount of GBP

9,803,000; and ii) pursuant to the authority given by

 Paragraph (ii) of Resolution 10 above in connection

with a rights issue, as if Section 561(1) of the 2006

 Act did not apply to any such allotment; such

authority shall expire on the later of 15 APR 2011

and the date of the 2011 AGM, but so that the Company

 may make offers and enter into CONTD..

PROPOSAL #12: Authorize: (a) the Company, Rio Tinto          ISSUER            YES             FOR                  FOR

Limited and any subsidiaries of Rio Tinto Limited, to

 purchase ordinary shares of 10p each issued by the

Company RTP Ordinary Shares , such purchases to be

made in the case of the Company by way of market

purchase  as specified in Section 693 of the 2006 Act

 , provided that this authority shall be limited: i)

so as to expire on the later of 15 APR 2011 and the

date of the 2011 AGM, unless such authority is

renewed prior to that time  except in relation to the

 purchase of RTP ordinary shares, the contract for

which was concluded before the expiry of such

authority and which might be executed wholly or

partly after such expiry ; ii) so that the number of

RTP ordinary shares which may be purchased pursuant

to this authority shall not exceed 152,488,000; iii)

so that the maximum price payable CONTD.

PROPOSAL #13: Approve the general meeting other than         ISSUER            YES             FOR                  FOR

an AGM may be called on not less than 14 clear days

notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RITCHIE BROS. AUCTIONEERS INCORPORATED

  TICKER:                  RBA                 CUSIP:   767744105

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: ROBERT WAUGH MURDOCH                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PETER JAMES BLAKE                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ERIC PATEL                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BEVERLEY ANNE BRISCOE                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EDWARD B. PITONIAK                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHRISTOPHER ZIMMERMAN                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES MICHAEL MICALI                           ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPOINTMENT OF KPMG LLP AS AUDITORS OF         ISSUER            YES             FOR                  FOR

THE COMPANY FOR THE ENSUING YEAR AND AUTHORIZING THE

DIRECTORS TO FIX THEIR REMUNERATION.

PROPOSAL #03: APPROVAL OF THE RECONFIRMATION OF THE          ISSUER            YES             FOR                  FOR

SHAREHOLDER RIGHTS PLAN IN ACCORDANCE WITH THE

SHAREHOLDER RIGHTS PLAN AGREEMENT DATED AS OF

FEBRUARY 27, 2007 BETWEEN THE COMPANY AND

COMPUTERSHARE INVESTOR SERVICES INC., THE FULL TEXT

OF WHICH RESOLUTION IS SET OUT IN SCHEDULE A TO THE

INFORMATION CIRCULAR OF THE COMPANY DATED MARCH 2,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RMB HLDGS LTD

  TICKER:                  N/A                 CUSIP:   S6992P127

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual financial statements        ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Re-elect Gerrit Thomas Ferreira as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2: Re-elect Lauritz Lanser Dippenaar as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.3: Re-elect Jan Willem Dreyer as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.: Elect Matthys Hndrik Visser as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.: Approve the Directors remuneration for         ISSUER            YES             FOR                  FOR

the year to JUN 2009

PROPOSAL #5.: Approve the Directors fees for the year        ISSUER            YES             FOR                  FOR

 to JUN 2010

PROPOSAL #6.: Approve to place 15% of the unissued            ISSUER            YES             FOR                  FOR

ordinary shares under the control of the Directors

PROPOSAL #7.: Grant general authority to issue shares        ISSUER            YES             FOR                  FOR

 for cash

PROPOSAL #8.: Approve the re-appointment of the                 ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #S.1: Grant general authority to repurchase         ISSUER            YES             FOR                  FOR

Company shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROCHE HOLDING LTD

  TICKER:                  N/A                 CUSIP:   H69293217

  MEETING DATE:      3/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the annual report,                ISSUER             NO              N/A                  N/A

annual financial statement and the Group's annual

financial statement for 2009, as well as the

compensation report

PROPOSAL #2.: Resolution on the discharge of the                ISSUER             NO              N/A                  N/A

Members of the Administrative Board

PROPOSAL #3.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

net profit of Roche Holdings AG

PROPOSAL #4.: Election to the Administrative Board             ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of the Financial Auditor                  ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROCK-TENN COMPANY

  TICKER:                  RKT                 CUSIP:   772739207

  MEETING DATE:      1/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: STEPHEN G. ANDERSON                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT B.CURREY                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: L.L. GELLERSTEDT, III                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN W. SPIEGEL                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J. POWELL BROWN                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2: TO RATIFY THE APPOINTMENT OF ERNST &              ISSUER            YES             FOR                  FOR

YOUNG LLP TO SERVE AS THE INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM OF ROCK-TENN COMPANY.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROHM COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   J65328122

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROLLS-ROYCE GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G7630U109

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Directors's report and                 ISSUER            YES             FOR                  FOR

financial statements for the YE 31 DEC 2009

PROPOSAL #2: Approve the Director's remuneration                ISSUER            YES             FOR                  FOR

report for the YE DEC 31 2009

PROPOSAL #3: Re-elect Peter Byrom as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #4: Re-elect Professor Peter Gregson as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5: Re-elect Helen Alexander as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #6: Re-elect Dr. John McAdam as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #7: Re-elect Andrew Shilston as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #8: Re-appoint the Auditors and to authorize        ISSUER            YES             FOR                  FOR

 the Directors to agree their remuneration

PROPOSAL #9: Authorize the allotment and issue of              ISSUER            YES             FOR                  FOR

Company Shares

PROPOSAL #10: Authorize political donations and                 ISSUER            YES             FOR                  FOR

political expenditure

PROPOSAL #S.11: Approve to accept new Articles of              ISSUER            YES             FOR                  FOR

Association

PROPOSAL #S.12: Authorize the Directors to call                 ISSUER            YES             FOR                  FOR

general meetings on not less than 14 clear day's

PROPOSAL #S.13: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

shares

PROPOSAL #S.14: Approve to display pre-emption rights        ISSUER            YES             FOR                  FOR

PROPOSAL #S.15: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own Ordinary Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROYAL & SUN ALLIANCE INS GROUP PLC

  TICKER:                  N/A                 CUSIP:   G7705H116

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the 2009 annual report and accounts      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect George Culmer                                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Simon Lee                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Noel Harwerth                                       ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Malcolm Le May                                     ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Edward Lea                                            ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-elect John Maxwell                                         ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve to determine the Auditors                 ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #11: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #S.12: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Approve the notice period for general        ISSUER            YES             FOR                  FOR

 meetings

PROPOSAL #14: Grant authority for the Group to make          ISSUER            YES             FOR                  FOR

donations to political parties independent election

candidates and political organisations and to incur

political expenditure

PROPOSAL #15: Approve to permit the Directors to                ISSUER            YES             FOR                  FOR

allot further shares

PROPOSAL #S.16: Approve to relax the restrictions              ISSUER            YES             FOR                  FOR

which normally apply when ordinary shares are issued

for cash

PROPOSAL #S.17: Authorize the Company to buy back up         ISSUER            YES             FOR                  FOR

to 10% of issued ordinary shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROYAL BANK OF CANADA, TORONTO ON

  TICKER:                  N/A                 CUSIP:   780087102

  MEETING DATE:      3/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect W.G. Beattie as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Elect D.T. Elix as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Elect J.T. Ferguson as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Elect P. Gauthier as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Elect T.J. Hearn as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Elect A.D. Laberge as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Elect J. Lamarre as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Elect B.C. Louie as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Elect M.H. McCain as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Elect G.M. Nixon as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Elect D.P. O'Brien as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Elect J.P. Reinhard as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Elect E. Sonshine as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Elect K.P. Taylor as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Elect V.L. Young as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint Deloitte & Touche LLP as the              ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #3: Approve the advisory resolution to                 ISSUER            YES             FOR                  FOR

accept the approach to executive compensation as

PROPOSAL #4: PLEASE NOTE THAT THIS RESOLUTION IS A            ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: approve to submit to the vote

of the shareholders more candidates than the number

of vacancies on the Board

PROPOSAL #5: PLEASE NOTE THAT THIS RESOLUTION IS A            ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: approve the annual report and

the Management as specified the pay ratios of, first,

 the total compensation of the Chief Executive

Officer, and secondly, the total compensation of the

5 Named Executive Officers, to the average total

compensation of employees

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH

  TICKER:                  N/A                 CUSIP:   G76891111

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the accession to the Asset                ISSUER            YES             FOR                  FOR

Protection Scheme and the issue of B Shares and a

Dividend Access Share

PROPOSAL #2.: Authorize the allotment of the B                   ISSUER            YES             FOR                  FOR

Shares, Dividend Access Share and Ordinary Shares

PROPOSAL #3.: Grant authority for the capitalization         ISSUER            YES             FOR                  FOR

of reserves and the consolidation and division of

share capital and/or sub-division of shares

PROPOSAL #4.: Approve and adopt the rules of the RBS         ISSUER            YES             FOR                  FOR

2010 Deferral Plan

PROPOSAL #5.: Approve the removal of the authorized          ISSUER            YES             FOR                  FOR

share capital and other amendments to the Articles of

 Association

PROPOSAL #6.: Approve to disapply pre-emption rights         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROYAL BK SCOTLAND GROUP PLC

  TICKER:                  N/A                 CUSIP:   G76891111

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the accounts for the        ISSUER            YES             FOR                  FOR

 FYE 31 DEC 2009 and the reports of the Directors and

 the Auditors thereon

PROPOSAL #2: Approve the remuneration report                       ISSUER            YES             FOR                  FOR

contained within the report and accounts for the FYE

PROPOSAL #3: Election of Sir Sandy Crombie as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Election of Bruce Van Saun as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of Philip Scott as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #6: Election of Penny Hughes as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #7: Election of Brendan Nelson as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-election of Joe Machale a'S a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-election of Philip Hampton as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #10: Re-appoint  Deloitte LLP as the Auditors      ISSUER            YES             FOR                  FOR

PROPOSAL #11: Authorize the Audit Committee to fix            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #12: Approve to renew the Directors                       ISSUER            YES             FOR                  FOR

authority to allot ordinary shares

PROPOSAL #S.13: Approve to renew the Directors                   ISSUER            YES             FOR                  FOR

authority to allot shares on a non-pre-emptive basis

PROPOSAL #14: Approve the consolidation and sub-                ISSUER            YES             FOR                  FOR

division of shares

PROPOSAL #S.15: Approve to permit the holding of                ISSUER            YES             FOR                  FOR

general meetings at 14 days notice

PROPOSAL #16: Approve the RBS 2010 Long Term                       ISSUER            YES             FOR                  FOR

Incentive Plan

PROPOSAL #17: Approve to renew the Employee Share              ISSUER            YES             FOR                  FOR

Ownership Plan

PROPOSAL #S.18: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #19: Grant authority for the political                 ISSUER            YES             FOR                  FOR

donations and expenditure by the Company in terms of

Section 366 of the Companies Act 2006

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROYAL BK SCOTLAND GROUP PLC

  TICKER:                  N/A                 CUSIP:   G76891111

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Terms of the Conditional          ISSUER            YES             FOR                  FOR

Repurchase Agreement and the Argon Conditional

Repurchase Agreement

PROPOSAL #S.2: Amend Articles of Association                       ISSUER            YES             FOR                  FOR

PROPOSAL #S.3: Amend Articles of Association                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROYAL DUTCH SHELL PLC

  TICKER:                  N/A                 CUSIP:   G7690A100

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's annual accounts          ISSUER            YES             FOR                  FOR

for the FYE 31 DEC 2009, together with the Directors'

 report and the Auditors' report on those accounts

PROPOSAL #2.: Approve the remuneration report for the        ISSUER            YES             FOR                  FOR

 YE 31 DEC 2009, set out in the annual report and

accounts 2009 and summarized in the annual review and

 Summary financial Statements 2009

PROPOSAL #3.: Appointment of Charles O. Holliday as a        ISSUER            YES             FOR                  FOR

 Director of the Company with effect from 01 SEP 2010

PROPOSAL #4.: Re-appointment of Josef Ackermann as a         ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #5.: Re-appointment of Malcolm Brinded as a         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #6.: Re-appointment Simon Henry as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7.: Re-appointment Lord Kerr of Kinlochard         ISSUER            YES             FOR                  FOR

as a Director of the Company

PROPOSAL #8.: Re-appointment Wim Kok as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #9.: Re-appointment of Nick Land as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #10.: Re-appointment of Christine Morin-               ISSUER            YES             FOR                  FOR

Postel as a Director of the Company

PROPOSAL #11.: Re-appointment of Jorma Ollila as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #12.: Re-appointment of Jeroen van der Veer         ISSUER            YES             FOR                  FOR

as a Director of the Company

PROPOSAL #13.: Re-appointment of Peter Voser as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #14.: Re-appointment of Hans Wijers as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #15.: Re-appointment of                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers LLP as the Auditors of the

Company

PROPOSAL #16.: Authorize the Board to settle the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors for 2010

PROPOSAL #17.: Authorize the Board, in substitution          ISSUER            YES             FOR                  FOR

for all subsisting authorities, to allot shares in

the Company and to grant rights to subscribe for or

convert any security into shares in the Company up to

 a nominal amount of EUR 145 million; [Authority

expires at the earlier of the end of next year's AGM

or the close of business on 18 AUG 2011]; but, in

each case, during this period the Company may make

offers and enter into agreements which would, or

might, require shares to be allotted or rights to

subscribe for or convert securities into shares to be

 granted after the authority ends and the Board may

allot shares or grant rights to subscribe for or

convert securities into shares under any such offer

or agreement as if the authority had not ended

PROPOSAL #S.18: Authorize the Board, that if                       ISSUER            YES             FOR                  FOR

Resolution 17 is passed, to allot equity securities

(as defined in the Companies Act 2006) for cash under

 the authority given by that resolution and/or to

sell ordinary shares held by the Company as treasury

shares for cash as if Section 561 of the Companies

Act 2006 did not apply to any such allotment or sale,

 such power to be limited: (A) to the allotment of

equity securities and sale of treasury shares for

cash in connection with an offer of, or invitation to

 apply for, equity securities: (i) to ordinary

shareholders in proportion (as nearly as may be

practicable) to their existing holdings; and (ii) to

holders of other equity securities, as required by

the rights of those securities or, as the Board

otherwise considers necessary, and so that the Board

may impose any limits or restrictions and make any

arrangements which it considers necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, or legal or practical

problems arising in any overseas territory, the

requirements of any regulatory body or stock exchange

 or any other matter whatsoever; and (B) in the case

of the authority granted under Resolution 17 and/or

in the case of any sale of treasury shares for cash,

to the allotment (otherwise than under paragraph (A)

above) of equity securities or sale of treasury

shares up to a nominal amount of EUR 21 million;

[Authority expires at the earlier of the end of next

year's AGM or the close of business on 18 AUG 2011];

but, in each case, during this period the Company may

 make offers and enter into agreements which would,

or might, require equity securities to be allotted

(and treasury shares to be sold) after the power

ends, and the Board may allot equity securities (and

sell treasury shares) under any such offer or

PROPOSAL #S.19: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006 to

make one or more market purchases (as defined in

Section 693(4) of the Companies Act 2006) of its

ordinary shares of EUR 0.07 each (Ordinary Shares),

such power to be limited: (A) to a maximum number of

624 million Ordinary Shares; (B) by the condition

that the minimum price which may be paid for an

Ordinary Share is EUR 0.07 and the maximum price

which may be paid for an Ordinary Share is the higher

 of: (i) an amount equal to 5% above the average

market value of an Ordinary Share for the five

business days immediately preceding the day on which

that Ordinary Share is contracted to be purchased;

and (ii) the higher of the price of the last

independent trade and the highest current independent

 bid on the trading venues where the purchase is

carried out, in each case, exclusive of expenses;

[Authority expires at the earlier of the end of next

year's AGM or the close of business on 18 AUG 2011];

but in each case so that the Company may enter into a

 contract to purchase Ordinary Shares which will or

may be completed or executed wholly or partly after

the power ends and the Company may purchase Ordinary

Shares pursuant to any such contract as if the power

PROPOSAL #20.: Authorize the Directors, pursuant                ISSUER            YES             FOR                  FOR

Article 129 of the Company's Articles of Association,

 to offer ordinary shareholders (excluding any

shareholder holding shares as treasury shares) the

right to choose to receive extra ordinary shares,

credited as fully paid up, instead of some or all of

any cash dividend or dividends which may be declared

or paid at any time after the date of the passing of

this resolution and prior to or on 18 MAY 2015

PROPOSAL #21.: Authorize the Company, in accordance          ISSUER            YES             FOR                  FOR

with Section 366 of the Companies Act 2006 and in

substitution for any previous authorities given to

the Company (and its subsidiaries), (and all

companies that are subsidiaries of the Company at any

 time during the period for which this resolution has

 effect) to: (A) make political donations to

political organisations other than political parties

not exceeding GBP 200,000 in total per annum; and (B)

 incur political expenditure not exceeding GBP

200,000 in total per annum; [Authority expires at the

 earlier of beginning with the date of the passing of

 this resolution and ending on 30 JUN 2011 or at the

conclusion of the next AGM of the Company]; in this

resolution, the terms political donation, political

parties, political organisation and political

expenditure have the meanings given to them by

Sections 363 to 365 of the Companies Act 2006

PROPOSAL #S.22: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and adopt the Articles of Association of

 the Company produced to the meeting and as

specified, in substitution for, and to the exclusion

of, the existing Articles of Association

PROPOSAL #S.23: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Approve in order to address

our concerns for the long term success of the Company

 arising from the risks associated with oil sands, we

 as shareholders of the Company direct that the Audit

 Committee or a Risk Committee of the Board

commissions and reviews a report setting out the

assumptions made by the Company in deciding to

proceed with oil sands projects regarding future

carbon prices, oil price volatility, demand for oil,

anticipated regulation of greenhouse gas emissions

and legal and reputational risks arising from local

environmental damage and impairment of traditional

livelihoods the findings of the report and review

should be reported to investors in the Business

Review section of the Company's Annual Report

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROYAL DUTCH SHELL PLC

  TICKER:                  N/A                 CUSIP:   G7690A118

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's annual accounts          ISSUER            YES             FOR                  FOR

for the FYE 31 DEC 2009, together with the Directors'

 report and the Auditors' report on those accounts

PROPOSAL #2.: Approve the remuneration report for the        ISSUER            YES             FOR                  FOR

 YE 31 DEC 2009, set out in the annual report and

accounts 2009 and summarized in the annual review and

 Summary financial Statements 2009

PROPOSAL #3.: Appointment of Charles O. Holliday as a        ISSUER            YES             FOR                  FOR

 Director of the Company with effect from 01 SEP 2010

PROPOSAL #4.: Re-appointment of Josef Ackermann as a         ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #5.: Re-appointment of Malcolm Brinded as a         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #6.: Re-appointment Simon Henry as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7.: Re-appointment Lord Kerr of Kinlochard         ISSUER            YES             FOR                  FOR

as a Director of the Company

PROPOSAL #8.: Re-appointment Wim Kok as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #9.: Re-appointment of Nick Land as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #10.: Re-appointment of Christine Morin-               ISSUER            YES             FOR                  FOR

Postel as a Director of the Company

PROPOSAL #11.: Re-appointment of Jorma Ollila as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #12.: Re-appointment of Jeroen van der Veer         ISSUER            YES             FOR                  FOR

as a Director of the Company

PROPOSAL #13.: Re-appointment of Peter Voser as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #14.: Re-appointment of Hans Wijers as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #15.: Re-appointment of                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers LLP as the Auditors of the

Company

PROPOSAL #16.: Authorize the Board to settle the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors for 2010

PROPOSAL #17.: Authorize the Board, in substitution          ISSUER            YES             FOR                  FOR

for all subsisting authorities, to allot shares in

the Company and to grant rights to subscribe for or

convert any security into shares in the Company up to

 a nominal amount of EUR 145 million; [Authority

expires at the earlier of the end of next year's AGM

or the close of business on 18 AUG 2011]; but, in

each case, during this period the Company may make

offers and enter into agreements which would, or

might, require shares to be allotted or rights to

subscribe for or convert securities into shares to be

 granted after the authority ends and the Board may

allot shares or grant rights to subscribe for or

convert securities into shares under any such offer

or agreement as if the authority had not ended

PROPOSAL #S.18: Authorize the Board, that if                       ISSUER            YES             FOR                  FOR

Resolution 17 is passed, to allot equity securities

(as defined in the Companies Act 2006) for cash under

 the authority given by that resolution and/or to

sell ordinary shares held by the Company as treasury

shares for cash as if Section 561 of the Companies

Act 2006 did not apply to any such allotment or sale,

 such power to be limited: (A) to the allotment of

equity securities and sale of treasury shares for

cash in connection with an offer of, or invitation to

 apply for, equity securities: (i) to ordinary

shareholders in proportion (as nearly as may be

practicable) to their existing holdings; and (ii) to

holders of other equity securities, as required by

the rights of those securities or, as the Board

otherwise considers necessary, and so that the Board

may impose any limits or restrictions and make any

arrangements which it considers necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, or legal or practical

problems arising in any overseas territory, the

requirements of any regulatory body or stock exchange

 or any other matter whatsoever; and (B) in the case

of the authority granted under Resolution 17 and/or

in the case of any sale of treasury shares for cash,

to the allotment (otherwise than under paragraph (A)

above) of equity securities or sale of treasury

shares up to a nominal amount of EUR 21 million;

[Authority expires at the earlier of the end of next

year's AGM or the close of business on 18 AUG 2011];

but, in each case, during this period the Company may

 make offers and enter into agreements which would,

or might, require equity securities to be allotted

(and treasury shares to be sold) after the power

ends, and the Board may allot equity securities (and

sell treasury shares) under any such offer or

PROPOSAL #S.19: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006 to

make one or more market purchases (as defined in

Section 693(4) of the Companies Act 2006) of its

ordinary shares of EUR 0.07 each (Ordinary Shares),

such power to be limited: (A) to a maximum number of

624 million Ordinary Shares; (B) by the condition

that the minimum price which may be paid for an

Ordinary Share is EUR 0.07 and the maximum price

which may be paid for an Ordinary Share is the higher

 of: (i) an amount equal to 5% above the average

market value of an Ordinary Share for the five

business days immediately preceding the day on which

that Ordinary Share is contracted to be purchased;

and (ii) the higher of the price of the last

independent trade and the highest current independent

 bid on the trading venues where the purchase is

carried out, in each case, exclusive of expenses;

[Authority expires at the earlier of the end of next

year's AGM or the close of business on 18 AUG 2011];

but in each case so that the Company may enter into a

 contract to purchase Ordinary Shares which will or

may be completed or executed wholly or partly after

the power ends and the Company may purchase Ordinary

Shares pursuant to any such contract as if the power

PROPOSAL #20.: Authorize the Directors, pursuant                ISSUER            YES             FOR                  FOR

Article 129 of the Company's Articles of Association,

 to offer ordinary shareholders (excluding any

shareholder holding shares as treasury shares) the

right to choose to receive extra ordinary shares,

credited as fully paid up, instead of some or all of

any cash dividend or dividends which may be declared

or paid at any time after the date of the passing of

this resolution and prior to or on 18 MAY 2015

PROPOSAL #21.: Authorize the Company, in accordance          ISSUER            YES             FOR                  FOR

with Section 366 of the Companies Act 2006 and in

substitution for any previous authorities given to

the Company (and its subsidiaries), (and all

companies that are subsidiaries of the Company at any

 time during the period for which this resolution has

 effect) to: (A) make political donations to

political organisations other than political parties

not exceeding GBP 200,000 in total per annum; and (B)

 incur political expenditure not exceeding GBP

200,000 in total per annum; [Authority expires at the

 earlier of beginning with the date of the passing of

 this resolution and ending on 30 JUN 2011 or at the

conclusion of the next AGM of the Company]; in this

resolution, the terms political donation, political

parties, political organisation and political

expenditure have the meanings given to them by

Sections 363 to 365 of the Companies Act 2006

PROPOSAL #S.22: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and adopt the Articles of Association of

 the Company produced to the meeting and as

specified, in substitution for, and to the exclusion

of, the existing Articles of Association

PROPOSAL #S.23: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Approve in order to address

our concerns for the long term success of the Company

 arising from the risks associated with oil sands, we

 as shareholders of the Company direct that the Audit

 Committee or a Risk Committee of the Board

commissions and reviews a report setting out the

assumptions made by the Company in deciding to

proceed with oil sands projects regarding future

carbon prices, oil price volatility, demand for oil,

anticipated regulation of greenhouse gas emissions

and legal and reputational risks arising from local

environmental damage and impairment of traditional

livelihoods. The findings of the report and review

should be reported to investors in the Business

Review section of the Company’s Annual Report

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROYAL PHILIPS ELECTRONICS NV, EINDHOVEN

  TICKER:                  N/A                 CUSIP:   N6817P109

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Speech President                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.A: Adopt the 2009 financial statements             ISSUER            YES             FOR                  FOR

PROPOSAL #2.B: Explanation of corporate governance            ISSUER             NO              N/A                  N/A

structure

PROPOSAL #2.C: Explanation of policy on additions to         ISSUER             NO              N/A                  N/A

reserves and dividends

PROPOSAL #2.D: Adopt a dividend of EUR 0.70 per                 ISSUER            YES             FOR                  FOR

common share in cash or shares, at the option of the

shareholder, against the net income for 2009 and the

retained earnings of the Company

PROPOSAL #2.E: Grant discharge to the Members of the         ISSUER            YES             FOR                  FOR

Board of Management for their responsibilities

PROPOSAL #2.F: Grant discharge to the Members of the         ISSUER            YES             FOR                  FOR

Supervisory Board for their responsibilities

PROPOSAL #3.A: Re-appointment of MR. G.H.A. Dutine as        ISSUER            YES             FOR                  FOR

 the Member of the Board of Management of the Company

 with effect from 01 APR 2010

PROPOSAL #3.B: Re-appointment of Mr. R.S. Provoost as        ISSUER            YES             FOR                  FOR

 the Member of the Board of Management of the Company

 with effect from 01 APR 2010

PROPOSAL #3.C: Re-appointment of Mr. A. Ragnetti as          ISSUER            YES             FOR                  FOR

the Member of the Board of Management of the Company

with effect from 01 APR 2010

PROPOSAL #3.D: Re-appointment of Mr. S.H. Rusckowski         ISSUER            YES             FOR                  FOR

as the Member of the Board of Management of the

Company with effect from 01 APR 2010

PROPOSAL #4.A: Authorize the Board of Management for         ISSUER            YES             FOR                  FOR

a period of 18 months, per 25 MAR 2010, as the body

which is authorized, with the approval of the

Supervisory Board, to issue shares or grant rights to

 acquire shares within the limits laid down in the

Articles of Association of the Company

PROPOSAL #4.B: Authorize the Board of Management for         ISSUER            YES             FOR                  FOR

a period of 18 months, per 25 MAR 2010, as the body

which is authorized, with the approval of the

Supervisory Board, to restrict or exclude the pre-

emption rights accruing to Shareholders

PROPOSAL #5.: Authorize the Board of Management for a        ISSUER            YES             FOR                  FOR

 period of 18 months, per 25 MAR 2010, within the

limits of the law and the Articles of Association, to

 acquire, with the approval of the Supervisory Board,

 for valuable consideration, on the stock exchange or

 otherwise, shares in the Company at a price between,

 on the one hand, an amount equal to the par value of

 the shares and, on the other hand, an amount equal

to 110% of the market price of these shares on the

Official Segment of Euronext Amsterdam; the market

price being the average of the highest price on each

of the 5 days of trading prior to the date of

acquisition, as shown in the Official Price List of

Euronext Amsterdam

PROPOSAL #6.: Any other business                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RUBY TUESDAY, INC.

  TICKER:                  RT                   CUSIP:   781182100

  MEETING DATE:      10/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF CLASS II DIRECTOR FOR A              ISSUER            YES             FOR                  FOR

TERM OF THREE YEARS TO THE BOARD OF DIRECTORS: CLAIRE

 L. ARNOLD

PROPOSAL #1B: ELECTION OF CLASS II DIRECTOR FOR A              ISSUER            YES             FOR                  FOR

TERM OF THREE YEARS TO THE BOARD OF DIRECTORS: KEVIN

T. CLAYTON

PROPOSAL #1C: ELECTION OF CLASS II DIRECTOR FOR A              ISSUER            YES             FOR                  FOR

TERM OF THREE YEARS TO THE BOARD OF DIRECTORS: DR.

DONALD RATAJCZAK

PROPOSAL #02: TO RATIFY THE SELECTION OF KPMG LLP TO         ISSUER            YES             FOR                  FOR

SERVE AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 1,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RYOSAN COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J65758112

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  S.L. GREEN REALTY CORP.

  TICKER:                  SLG                 CUSIP:   78440X101

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: EDWIN T. BURTON, III                           ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPROVE OUR SECOND AMENDED AND                 ISSUER            YES             FOR                  FOR

RESTATED 2005 STOCK OPTION AND INCENTIVE PLAN.

PROPOSAL #03: TO RATIFY THE APPOINTMENT OF ERNST &            ISSUER            YES             FOR                  FOR

YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER

31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAGE GROUP PLC

  TICKER:                  N/A                 CUSIP:   G7771K134

  MEETING DATE:      3/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                     ISSUER            YES         AGAINST           AGAINST

accounts for the YE 30 SEP 2009 together with the

reports of the Directors and the Auditors

PROPOSAL #2.: Declare a final dividend recommended by        ISSUER            YES             FOR                  FOR

 the Directors of 4.93p per ordinary share for the YE

 30 SEP 2009 to be paid on 05 MAR 2010 to the Members

 whose names appear on the register at the close of

business on 05 FEB 2010

PROPOSAL #3.: Re-elect Ms. R. Markland as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Re-elect Mr. P. A. Walker as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Mr. P. S. Harrison as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: Re-elect Mr. P. L. Stobart as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint Messrs.                                            ISSUER            YES         AGAINST           AGAINST

PricewaterhouseCoopers LLP as the Auditors to the

Company and authorize the Directors to determine

their remuneration

PROPOSAL #8.: Approve the remuneration report for the        ISSUER            YES         AGAINST           AGAINST

 YE 30 SEP 2009

PROPOSAL #9.: Authorize the Directors, in accordance         ISSUER            YES             FOR                  FOR

with Section 551 of the Companies Act 2006, to

exercise all powers of the Company to allot shares in

 the Company or grant rights to subscribe for, or

convert any security into, shares in the Company: i)

up to a maximum nominal amount of GBP 4,376,556 (such

 amount to be reduced by the nominal amount of any

equity securities (as defined in Section 560 of the

Companies Act 2006) allotted under this resolution in

 excess of GBP 4,376,556); and ii) comprising equity

securities (as defined in Section 560 of the

Companies Act 2006) up to a maximum nominal amount of

 GBP 8,753,112 (such amount to be reduced by any

shares allotted or rights granted under this

resolution) in connection with an offer by way of a

rights issue: (A) to holders of ordinary shares in

proportion (as nearly as may be practicable) to their

 existing holdings; and (B) to holders of other

equity securities if this is required by the rights

of those securities or, if the Directors consider it

necessary, as permitted by the rights of those

securities; and so that the Directors may make such

exclusions or other arrangements as they consider

expedient in relation to treasury shares, fractional

entitlements, record dates, legal or practical

problems under the laws in any territory or the

requirements of any relevant regulatory body or Stock

 Exchange or any other matter; [Authority shall

expire at the conclusion of the next AGM of the

Company or, if earlier, at the close of business on

31 MAR 2011]; the Company may, before this authority

expires, make an offer or agreement which would or

might require shares to be allotted or rights to be

granted after it expires and the Directors may allot

shares or grant rights in pursuance of such offer or

agreement as if this authority had not expired; and

(d) all previous unutilized authorities under Section

 80 of the Companies Act 1985 shall cease to have

effect (save to the extent that the same are

exercisable pursuant to Section 551(7) of the

Companies Act 2006 by reason of any offer or

agreement made prior to the date of this resolution

which would or might require shares to be allotted or

PROPOSAL #S.10: Authorize the Directors: (subject to         ISSUER            YES             FOR                  FOR

the passing of Resolution 9) to allot equity

securities (as defined in Section 560 of the

Companies Act 2006) for cash pursuant to the

authority conferred on them by that resolution under

Section 551 of that Act; and (ii) to allot equity

securities (as defined in section 560(3)) of that Act

 (sale of treasury shares for cash), in either case

as if Section 561 of that Act disapplying to the

allotment but this power shall be limited: (A) to the

 allotment of equity securities in connection with an

 offer or issue of equity securities (but in the case

 of the authority granted under resolution 9(a)(ii) ,

 by way of rights issue only) to or in favor of: i)

holders of ordinary shares in proportion (as nearly

as may be practicable) to their existing holdings;

and ii) holders of other equity securities if this is

 required by the rights of those securities or, if

the Directors consider it necessary, as permitted by

the rights of those securities and so that the

directors may make such exclusions or other

arrangements as they consider expedient in relation

to treasury shares, fractional entitlements, record

dates, legal or practical problems under the laws in

any territory or the requirements of any relevant

regulatory body or stock exchange or any other

matter; and (B) to the allotment of equity securities

 pursuant to the authority granted under resolution

9(a)(i) and/or by virtue of Section 560(3) of the

Companies Act 2006 (in each case otherwise than under

 this resolution) up to a maximum nominal amount of

GBP 656,483; [Authority expires at the conclusion of

the next AGM of the Company or, if earlier, at the

close of business on 31 MAR 2011]; (c) all previous

unutilized authorities under Section 95 of the

Companies Act 1985 shall cease to have effect and the

 Company may, before this power expires, make an

offer or agreement which would or might require

equity securities to be allotted after it expires and

 the Directors may allot equity securities in

pursuance of such offer or agreement as if this power

PROPOSAL #S.11: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with the Companies Act 2006, to make 1 or more market

 purchases (within the meaning of Section 693 of the

Companies Act 2006 of ordinary shares in the capital

of the Company on such terms and in such manner as

the Directors shall determine provided that: the

maximum number of ordinary shares which may be

acquired pursuant to this authority is 131,296,695

ordinary shares in the capital of the Company; the

minimum price which may be paid for each such

ordinary share is its nominal value and the maximum

price is the higher of 105% of the average of the

middle market quotations for an ordinary share as

derived from the London stock Exchange Daily Official

 List for the five business days immediately before

the purchase is made and the amount stipulated by the

 Article 5(1) of the Buy-back and Stabilization

Regulation 2003 (in each case exclusive of expenses);

 [Authority shall expire at the conclusion of the

next AGM of the Company, or, if earlier, at close of

business on 31 MAR 2011]; and the Company may make a

contract or contracts to purchase ordinary shares

under this authority before its expiry which will be

or may be executed wholly or partly after expiry of

this authority and may make a purchase of ordinary

shares in pursuance of such contract

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 Companies Act 2006, are to be treated

as provisions of the Company's Articles of

Association; and adopt the Articles of Association of

 the Company in substitution for and to the exclusion

 of, the existing Articles of Association

PROPOSAL #S.13: Approve, in accordance with the                 ISSUER            YES             FOR                  FOR

Company's Articles of Association, a general meeting

(other than an AGM) may be called on not less than 14

 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAIPEM S P A

  TICKER:                  N/A                 CUSIP:   T82000117

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement at 31            ISSUER             NO              N/A                  N/A

DEC 2009, consolidated financial statement at 31 DEC

2009; report of the Board of Directors, the Board of

Auditors and Independent Auditors

PROPOSAL #2: Approve the allocation of profits                    ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approve the revocation of task of                   ISSUER             NO              N/A                  N/A

auditing to Pricewaterhouse and assignment of task of

 auditing to Reconta Ernst Young

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMPO PLC, SAMPO

  TICKER:                  N/A                 CUSIP:   X75653109

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and to supervise the counting

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the financial                          ISSUER             NO              N/A                  N/A

statements, the Board of Directors' report and the

Auditor's report for 2009

PROPOSAL #7: Adoption of the accounts                                    ISSUER            YES             FOR                  FOR

PROPOSAL #8: The Board of Directors proposes to the          ISSUER            YES             FOR                  FOR

AGM that a dividend of EUR 1.00 per share from the

parent Company's distributable assets be paid; the

dividend will be paid to those shareholders who, on

the record date for payment of dividends, Friday 16

APR 2010 are registered in the company's shareholder

register kept by Euroclear Finland Ltd.; The Board

proposes to the AGM that the dividend be paid on

Friday 23 APR 2010; For those shareholders who have

not transferred their share certificates to the book-

entry system by the record date for payment of

dividends, the dividend will be paid after the

transfer of their shares to the book-entry system

PROPOSAL #9: Resolution of the discharge of the                 ISSUER            YES             FOR                  FOR

Members of the Board of Directors and CEO from

liability

PROPOSAL #10: After hearing the major shareholders            ISSUER            YES             FOR                  FOR

the Board's Nomination and Compensation Committee

proposes to the AGM that the fees of the Members of

the Board of Directors remain unchanged and that

Members of the Board of Directors be paid the

following fees until the close of the next AGM: the

Chairman of the Board will be paid EUR 160,000, the

Vice Chairman of the Board will be paid EUR 100,000

each, and the other Members of the Board of Directors

 will be paid EUR 80,000 each; Approximately 50% of

each Board Member's annual fees, after deduction of

taxes and similar payments, will be paid in Sampo Plc

 A shares and the rest in cash

PROPOSAL #11: After hearing the major shareholders,          ISSUER            YES             FOR                  FOR

the Nomination and Compensation Committee proposes to

 the AGM that eight Members be elected to the Board

of Directors

PROPOSAL #12: After hearing the major shareholders,          ISSUER            YES             FOR                  FOR

the Nomination and Compensation Committee proposes to

 the AGM that the current Members of the Board, Tom

Berglund, Anne Brunila, Eira Palin-Lehtinen, Jukka

Pekkarinen, Christoffer Texell, Veli-Matti Mattila,

Matti Vuoria and Bjorn Wahlroos, be re-elected for a

term continuing until the close of the next AGM; the

Nomination and Compensation Committee proposes that

the Board elect Bjorn Wahlroos from among their

number as the Chairman of the Board; it is proposed

that Veli-Matti Mattila, Eira Palin-Lehtinen,

Christoffer Taxell, Matti Vuoria and Bjorn Wahlroos

be elected to the Nomination and Compensation

Committee and Tom Berglund, Jukka Pekkarinen and

Christoffer Taxell be elected to the Audit Committee;

 the CV's of the persons proposed as Board members

and the evaluation of their independence pursuant to

the finish corporate governance code are available at

 the address www.sampo.com/board

PROPOSAL #13: The Board's Audit Committee proposes to        ISSUER            YES             FOR                  FOR

 the AGM that compensation to be paid to the

Company's Auditor on the basis of reasonable

invoicing;, the Audit Committee states that its

proposal is based on the fact that the accounting

firm Ernst & Young was the Sampo Group's Auditor in

2009; the fees paid to the Auditor for services

rendered and invoiced in 2009 totalled EUR 2,141,427;

 in addition the accounting firm was paid a total of

EUR 223,583 in fees for non-audit services rendered

PROPOSAL #14: The Board's Audit Committee proposes            ISSUER            YES             FOR                  FOR

that Ernst & Young Oy be elected as the Company's

Auditor until the close of the next AGM, Ernst &

Young Oy has nominated Heikki Ilkka, APA as the

principally responsible Auditor, if the AGM chooses

Ernst & Young Oy to continue as the Company's Auditor

PROPOSAL #15: The Board of Directors proposes that            ISSUER            YES             FOR                  FOR

the AGM authorize the Board to decide on repurchasing

 Sampo A shares using funds available for profit

distribution; Sampo A shares can be repurchased in

one or more lots up to a total of 50,000,000 shares;

Sampo shares can be repurchased in other proportion

than the shareholders proportional shareholdings

private repurchase ; the share price will be no

higher than the highest price paid for Sampo shares

in public trading at the time of the purchase;

however, in implementing the repurchase of Sampo

shares, normal derivatives, stock lending or other

contracts may also be entered into within the legal

and regulatory limits, at the price determined by the

 market; the holder of all Sampo B shares has given

consent to the repurchase of A shares; it is proposed

 that the authorization will be valid until the close

 of the next AGM provided that this is not more than

18 months from the AGM'S decision

PROPOSAL #16: The Board of Directors proposes to the         ISSUER            YES             FOR                  FOR

AGM that the AGM resolve to amend Section 12 of the

Articles of Association as a result of the amendments

 to Section 19 of the Finnish Limited Liability

Companies Act  624/2006  that entered into force on

03 AUG 2009 and 31 DEC 2009; it is proposed that

Section 12 of the Articles of Association be amended

to make it correspond with the current wording and

provisions of the Limited Liability Companies Act,

Section 12 of the Articles of Association will be

amended as follows: Section 12 the AGM must be held

before the end of JUN on a date set by the Board of

PROPOSAL #17: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG ELECTRS LTD

  TICKER:                  N/A                 CUSIP:   796050888

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet, income                   ISSUER            YES             FOR                  FOR

statement, and statement of appropriation of retained

 earnings  Draft  for the 41st FY  from 01 JAN 2009

to 31 DEC 2009  - cash dividends  excluding interim

dividends  dividend per share: KRW 7,500  Common  KRW

 7,550  Preferred

PROPOSAL #2.1: Appointment of Mr. In-Ho Lee as an              ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #2.2: Appointment of Mr. In-Ho Lee as a                ISSUER            YES             FOR                  FOR

Member of the Audit Committee

PROPOSAL #3: Approve the compensation ceiling for the        ISSUER            YES             FOR                  FOR

 Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG ELECTRS LTD

  TICKER:                  N/A                 CUSIP:   Y74718100

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Election of Lee, Inho as an outside            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2: Election of Lee, Inho as an Audit                ISSUER            YES             FOR                  FOR

Committee Member

PROPOSAL #3: Approve the remuneration for Director             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANOFI-AVENTIS, PARIS

  TICKER:                  N/A                 CUSIP:   F5548N101

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the company's accounts for FY            ISSUER            YES             FOR                  FOR

2009

PROPOSAL #2: Approve the consolidated accounts for FY        ISSUER            YES             FOR                  FOR

 2009

PROPOSAL #3: Approve the allocation of the result,            ISSUER            YES             FOR                  FOR

setting of the dividend

PROPOSAL #4: Approve the special report by the                   ISSUER            YES         AGAINST           AGAINST

Statutory Auditors on accounts prepared in accordance

 with Article L.225-40 of the Code de Commerce

PROPOSAL #5: Ratify the co-opting Mr. Serge Weinberg         ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #6: Approve the non-renewal of a Director's         ISSUER            YES             FOR                  FOR

appointment/Nomination Mr. Jean-Marc Bruel/ Mrs.

Catherine Brechignac as a Director

PROPOSAL #7: Approve the renewal of Director's                   ISSUER            YES             FOR                  FOR

appointment Mr. Robert Castaigne

PROPOSAL #8: Approve the renewal of a Director's                ISSUER            YES             FOR                  FOR

appointment of Lord Douro

PROPOSAL #9: Approve the renewal of a Director's                ISSUER            YES             FOR                  FOR

appointment of Mr. Christian Mulliez

PROPOSAL #10: Approve the renewal of a Director's              ISSUER            YES             FOR                  FOR

appointment of Mr. Christopher Viehbacher

PROPOSAL #11: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

trade in the Company's shares

PROPOSAL #E.12: Amend the Article 11 of the Articles         ISSUER            YES             FOR                  FOR

of Association

PROPOSAL #E.13: Grant powers to accomplish the                   ISSUER            YES             FOR                  FOR

necessary formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANTOS LTD

  TICKER:                  N/A                 CUSIP:   Q82869118

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the financial                 ISSUER             NO              N/A                  N/A

report for the YE 31 DEC 2009 and the reports of the

Directors and the Auditor thereon

PROPOSAL #2.a: Re-election of Mr. Kenneth Alfred Dean        ISSUER            YES             FOR                  FOR

 as a Director, retires by rotation in accordance

with Rule 34(c) of the Company's Constitution

PROPOSAL #2.b: Election of Mr. Gregory John Walton            ISSUER            YES             FOR                  FOR

Martin as a Director, who was appointed a

PROPOSAL #2.c: Election of Ms. Jane Sharman                        ISSUER            YES             FOR                  FOR

Hemstritch as a Director, who was appointed a

PROPOSAL #3: Adopt the remuneration report for the YE        ISSUER            YES             FOR                  FOR

 31 DEC 2009

PROPOSAL #4: Authorize the Company to grant to the            ISSUER            YES             FOR                  FOR

Company's Chief Executive Officer and Managing

Director, Mr. David Knox, Share Acquisition Rights

under the Santos Employee Share Purchase Plan on the

terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAP AG, WALLDORF/BADEN

  TICKER:                  N/A                 CUSIP:   D66992104

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the Group financial

 statements, the Group annual report, and the reports

 pursuant to Sections 289(4), 289(5) and 315(4) of

the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 4,304,693,525.47 as

follows: Payment of a dividend of EUR 0.50 per no-par

 share EUR 3,709,817,665.47 shall be carried forward

Ex-dividend and payable date: 09 JUN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Approval of the new compensation system        ISSUER            YES             FOR                  FOR

 for the Board of Managing Directors, to be found on

the Company's web site

PROPOSAL #6.: Appointment of the Auditors for the              ISSUER            YES             FOR                  FOR

2010 FY: KPMG AG, Berlin

PROPOSAL #7.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association: a) Section 4(1), in respect of the

Company's share capital being EUR 1,226,039,608 and

divided into 1,226,039,608 no-par shares, b) Section

4(6)1, in respect of the share capital being

increased by up to EUR 35,456,908 through the issue

of up to 35,456,908 bearer no-par shares (contingent

capital IIIa), c) Section 4(10)1, in respect of the

share capital being in creased by up to EUR

72,119,440 through the issue of up to 72,119,440

bearer no-par shares (contingent capital VI)

PROPOSAL #8.A: Amendment to the Articles of                        ISSUER            YES             FOR                  FOR

Association of Incorporation to reflect the

requirements of the German Act Implementing the

Director on shareholders' right: Restatement of

Section 17 (3) of the Articles of Incorporation

PROPOSAL #8.B: Amendment to the Articles of                        ISSUER            YES             FOR                  FOR

Association of Incorporation to reflect the

requirements of the German Act Implementing the

Director on shareholders' right: Restatement of

Section 18 (2) of the Articles of Incorporation

PROPOSAL #8.C: Amendment to the Articles of                        ISSUER            YES             FOR                  FOR

Association of Incorporation to reflect the

requirements of the German Act Implementing the

Director on shareholders' right: Supplement to

Section 18 of the Articles of Incorporation to allow

online participation

PROPOSAL #8.D: Amendment to the Articles of                        ISSUER            YES             FOR                  FOR

Association of Incorporation to reflect the

requirements of the German Act Implementing the

Director on shareholders' right: Supplement to

Section 18 of the Articles of Incorporation to allow

postal voting

PROPOSAL #8.E: Amendment to the Articles of                        ISSUER            YES             FOR                  FOR

Association of Incorporation to reflect the

requirements of the German Act Implementing the

Director on shareholders' right: Restatement of

Section 19 (2) of the Articles of Incorporation

PROPOSAL #8.F: Amendment to the Articles of                        ISSUER            YES             FOR                  FOR

Association of Incorporation to reflect the

requirements of the German Act Implementing the

Director on shareholders' right: Restatement of

Section 20 (4) of the Articles of Incorporation

PROPOSAL #9.A: Renewal of authorized capital                       ISSUER            YES             FOR                  FOR

facilities: Deletion of paragraphs (5) and (7) of

Section 4 of the current version of the Articles of

Incorporation (Authorized Capital I and II)

PROPOSAL #9.B: Renewal of authorized capital                       ISSUER            YES             FOR                  FOR

facilities: Cancellation of the existing Authorized

Capital Ia and the creation of new Authorized Capital

 I and on the corresponding amendment to Section 4 of

 the Articles of Incorporation

PROPOSAL #9.C: Renewal of authorized capital                       ISSUER            YES             FOR                  FOR

facilities: Cancellation of the existing Authorized

Capital IIa and on the creation of new Authorized

Capital II and on the corresponding amendment to

Section 4 of the Articles of Incorporation

PROPOSAL #10.: Resolution on the creation of an                 ISSUER            YES             FOR                  FOR

authorized capital III and the corresponding

amendment to the Articles of Association, the Board

of Managing Directors shall be authorized, with the

consent of the Supervisory Board, to increase the

share capital by up to EUR 30,000,000 through the

issue of new bearer no-par shares to employees of the

 Company and its affiliates against contributions in

cash and/or kind, on or before 07 JUN 2015,

shareholders subscription rights shall be excluded

PROPOSAL #11.: Authorization to acquire own shares,          ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to EUR 120,000,000, at a price neither more

than 10% above, nor more than 20% below, the market

price of the shares, on or before 30 JUN 2013, the

Board of Managing Directors shall be authorized to

sell the shares on the stock exchange and to offer

them to the shareholders for subscription, to dispose

 of the shares in another manner if they are sold at

a price not materially below their market price, to

offer the shares to third parties for acquisition

purposes, to retire the shares, to use the shares

within the scope of the Company's stock option and

incentive plans, or for satisfying conversion and

option rights, and to offer the shares to employees

of the Company and its affiliates

PROPOSAL #12.: Resolution on the remuneration for the        ISSUER            YES             FOR                  FOR

 Supervisory and the corresponding amendment to the

Articles of Association as of the 2010 FY, the

chairman of the Supervisory Board shall receive a

fixed annual remuneration of EUR 100,000, the deputy

chairman EUR 70,000, and every other Board member EUR

 50,000, members of the Audit Committee shall

receive, in addition, a fixed annual remuneration of

EUR 15,000 (the chairman EUR 25,000) and members of

another committee EUR 10,000 (the committee chairmen

EUR 20,000), furthermore, the chairman of the

Supervisory Board shall receive a variable

remuneration of EUR 10,000, the deputy chairman EUR

8,000 and the every other Board member EUR 6,000 for

every EUR 0.01 of the dividend per share in excess of

 EUR 0.40, however, the total annual remuneration may

 not exceed EUR 250,000 for the chairman of the

Supervisory Board, EUR 200,000 for the deputy

chairman, and EUR 150,000 for every other Supervisory

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SCHERING-PLOUGH CORPORATION

  TICKER:                  SGP                 CUSIP:   806605101

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVE THE AGREEMENT AND PLAN OF                 ISSUER            YES             FOR                  FOR

MERGER, DATED AS OF MARCH 8, 2009, BY AND AMONG MERCK

 & CO., INC., SCHERING-PLOUGH CORPORATION, SP MERGER

SUBSIDIARY ONE, INC., AND SP MERGER SUBSIDIARY TWO,

INC., AS IT MAY BE AMENDED (THE MERGER AGREEMENT) AND

 THE ISSUANCE OF SHARES OF COMMON STOCK IN THE MERGER

 CONTEMPLATED BY THE MERGER AGREEMENT.

PROPOSAL #02: APPROVE ANY ADJOURNMENT OF THE                       ISSUER            YES             FOR                  FOR

SCHERING-PLOUGH SPECIAL MEETING (INCLUDING, IF

NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE

 NOT SUFFICIENT VOTES TO APPROVE THE MERGER AGREEMENT

 AND THE ISSUANCE OF SHARES OF COMMON STOCK IN THE

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SCHINDLER HOLDING AG, HERGISWIL

  TICKER:                  N/A                 CUSIP:   H7258G209

  MEETING DATE:      3/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: The Board of Directors proposes that          ISSUER             NO              N/A                  N/A

the general meeting approves the annual report, the

financial statements and the consolidated group

financial statements

PROPOSAL #1.B: The Board of Directors proposes that          ISSUER             NO              N/A                  N/A

the general meeting acknowledges the compensation

report

PROPOSAL #2.: The Board of Directors proposes that            ISSUER             NO              N/A                  N/A

the General Meeting approves the appropriation of the

 2009 profits [in 1000s] of CHF 509,174 as per

balance sheet as follows: profit of reporting year:

CHF 490,687; profit carried forward from the previous

 year: CHF 18,487; available for appropriation by the

 general meeting: CHF 509,174; dividend: CHF 2.00

gross per registered share and bearer participation

certificate: CHF 240,772; appropriation to free

reserves: CHF 260,000; balance carried forward to new

 account: CHF 8,402

PROPOSAL #3.: The Board of Directors proposes that            ISSUER             NO              N/A                  N/A

the General Meeting grants discharge to all Members

of the Board of Directors and of the Management for

the expired FY 2009

PROPOSAL #4.1: The Board of Directors proposes that          ISSUER             NO              N/A                  N/A

the general meeting re-elects Dr. Alexander Schaub,

Brussels, for a term of office of 3 years

PROPOSAL #4.2: The Board of Directors proposes that          ISSUER             NO              N/A                  N/A

the general meeting elects Prof. Dr. Peter Athanas,

Baden, as new Member of the Board of Directors for a

term of office of 3 years until the AGM 2013, because

 of the so-called cooling-off period according to

Article 11 paragraph 2 of the Federal Act on

Admission and Supervision of Auditors; the assumption

 of office by Prof. Peter Athanas is delayed until 02

 AUG 2010; Prof. Peter Athanas terminated his

employment contract with Ernst & Young in July 2008

PROPOSAL #4.3: The Board of Directors proposes that          ISSUER             NO              N/A                  N/A

the general meeting appoints Ernst & Young AG, Basel,

 as the Statutory Auditors for the FY 2010

PROPOSAL #5.: The Board of Directors proposes to the         ISSUER             NO              N/A                  N/A

general meeting to replace the current wording of

Articles 11 and 12 of the Articles of Association

with the specified new wording

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)

  TICKER:                  SLB                 CUSIP:   806857108

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: P. CAMUS                                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J.S. GORELICK                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: A. GOULD                                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: T. ISAAC                                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: N. KUDRYAVTSEV                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: A. LAJOUS                                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: M.E. MARKS                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: L.R. REIF                                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: T.I. SANDVOLD                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: H. SEYDOUX                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: P. CURRIE                                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: K.V. KAMATH                                           ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO ADOPT AND APPROVE                        ISSUER            YES             FOR                  FOR

FINANCIALS AND DIVIDENDS.

PROPOSAL #03: PROPOSAL TO APPROVE THE ADOPTION OF THE        ISSUER            YES             FOR                  FOR

 SCHLUMBERGER 2010 STOCK INCENTIVE PLAN.

PROPOSAL #04: PROPOSAL TO APPROVE THE ADOPTION OF AN         ISSUER            YES             FOR                  FOR

AMENDMENT TO THE SCHLUMBERGER DISCOUNTED STOCK

PURCHASE PLAN.

PROPOSAL #05: PROPOSAL TO APPROVE INDEPENDENT                     ISSUER            YES             FOR                  FOR

REGISTERED PUBLIC ACCOUNTING FIRM.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SCOR SE, PUTEAUX

  TICKER:                  N/A                 CUSIP:   F15561677

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual Company accounts            ISSUER            YES             FOR                  FOR

for the year ending 31 DEC 2009

PROPOSAL #O.2: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

and determination of the dividend for the YE 31 DEC

2009

PROPOSAL #O.3: Approve the Option of dividend payment        ISSUER            YES             FOR                  FOR

 using shares

PROPOSAL #O.4: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the year ending 31 DEC 2009

PROPOSAL #O.5: Approve the agreements specified in            ISSUER            YES             FOR                  FOR

the Special Auditors' report pursuant to Article L.

225-38 of the Code du Commerce  Commercial Code

PROPOSAL #O.6: Approve the Directors' fees                           ISSUER            YES             FOR                  FOR

PROPOSAL #O.7: Appointment of Madame Monica                        ISSUER            YES             FOR                  FOR

Mondardini as a Company Director

PROPOSAL #O.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

operate using Company shares

PROPOSAL #O.9: Grant powers for formalities                         ISSUER            YES             FOR                  FOR

PROPOSAL #E.10: Authorize the Board of Directors                ISSUER            YES             FOR                  FOR

pursuant to the provisions of Article L. 225-129-2 of

 the Code du Commerce, to decide to incorporate

profits, reserves or premia in the capital stock

PROPOSAL #E.11: Authorize the Board of Directors                ISSUER            YES             FOR                  FOR

pursuant to the provisions of Article L. 225-129-2 of

 the Code du Commerce, to decide to issue shares

and/or tangible assets granting access to capital

stock or entitling debt securities, maintaining the

preferential subscription right

PROPOSAL #E.12: Authorize the Board of Directors                ISSUER            YES             FOR                  FOR

pursuant to the provisions of Article L. 225-129-2 of

 the Code du Commerce, to decide to issue, through a

public offer, shares and/or tangible assets granting

access to capital stock or entitling debt securities,

 removing the preferential subscription right

PROPOSAL #E.13: Authorize the Board of Directors                ISSUER            YES             FOR                  FOR

pursuant to the provisions of Articles L. 225-129-2

and L. 225-136 of the Code du Commerce, to decide,

through an offer as specified in II of Article L.

411-2 of the Code Monetaire et Financier Monetary and

 Financial Code  to issue shares and/or tangible

assets granting access to capital stock or entitling

debt securities, removing the preferential

subscription right

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares and/or tangible assets, granting access

to the Company's capital stock or entitling to debt

securities, in return for securities contributed to

the Company through a public exchange offer initiated

 by it

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares and/or tangible assets, granting access

to the Company's capital stock or entitling to debt

securities, through contributions in kind limited to

10% of its capital stock

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the number of securities in the event of an

increase in capital stock, with or without a

preferential subscription right

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue tangible assets granting access to the

Company's capital stock, with removal of the

shareholders' preferential subscription right,

granting it to a category of people firmly taking

Company capital stock securities

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce capital stock by cancelling self-held shares

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

grant options of subscription and/or purchase of

shares to paid members of staff and Managers and

Executive Directors

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

allocate, free of charge, ordinary Company shares to

paid members of staff and Managers and Executive

Directors

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock by issuing shares reserved for

 members of savings plans, removing the preferential

subscription right enjoyed by these people

PROPOSAL #E.22: Approve the overall ceiling on                   ISSUER            YES             FOR                  FOR

capital stock increases

PROPOSAL #E.23: Approve the amendments to the Board          ISSUER            YES             FOR                  FOR

of Directors' mandate expiry rules and correlative

amendments to Articles 10-1 and 17 of the Company's

Articles of Association

PROPOSAL #E.24: Approve the amendments to the                     ISSUER            YES             FOR                  FOR

Chairman of the Board of Directors' mandate expiry

rules and correlative amendments to Articles 14 and

16 of the Company's Articles of Association

PROPOSAL #E.25: Grant powers for formalities                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEADRILL LIMITED

  TICKER:                  N/A                 CUSIP:   G7945E105

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept the financial                     ISSUER            YES             FOR                  FOR

statements and the statutory reports

PROPOSAL #2.: Approve to set the maximum number of            ISSUER            YES             FOR                  FOR

Directors to be not more than 8

PROPOSAL #3.: Approve that the vacancies in the                 ISSUER            YES             FOR                  FOR

number of Directors be designated casual vacancies

and authorize the Board of Directors to fill such

casual vacancies as and when it deems fit

PROPOSAL #4.: Re-elect John Fredriksen as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #5.: Re-elect Tor Olav Troim as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #6.: Re-elect Kate Blankenship as a Director        ISSUER            YES         AGAINST           AGAINST

 of the Company

PROPOSAL #7.: Re-elect Kjell E. Jacobsen as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #8.: Re-elect Kathrine Fredriksen as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #9.: Re-appoint PricewaterhouseCoopers A.S.         ISSUER            YES             FOR                  FOR

as the Auditors and authorize the Directors to

determine their remuneration

PROPOSAL #10.: Approve the remuneration of the                   ISSUER            YES             FOR                  FOR

Company's Board of Directors of a total amount of

fees not to exceed USD 650.000 for the YE 31 DEC 2009

PROPOSAL #11.: Transact any other business                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEAGATE TECHNOLOGY

  TICKER:                  STX                 CUSIP:   G7945J104

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S1: APPROVAL OF THE SCHEME OF ARRANGEMENT,         ISSUER            YES             FOR                  FOR

A COPY OF WHICH IS ATTACHED TO THE ACCOMPANYING PROXY

 STATEMENT AS ANNEX A.

PROPOSAL #S2: APPROVAL OF A MOTION TO ADJOURN THE              ISSUER            YES             FOR                  FOR

SPECIAL MEETING TO A LATER DATE TO SOLICIT ADDITIONAL

 PROXIES IF THERE ARE INSUFFICIENT PROXIES OR

SHAREHOLDERS PRESENT TO CONDUCT THE VOTE ON THE

SCHEME OF ARRANGEMENT PROPOSAL OR TO APPROVE THE

SCHEME OF ARRANGEMENT PROPOSAL AT THE TIME OF THE

PROPOSAL #E1: APPROVAL OF THE CANCELLATION OF                     ISSUER            YES             FOR                  FOR

SEAGATE- CAYMAN'S SHARE CAPITAL, WHICH IS NECESSARY

IN ORDER TO EFFECT THE SCHEME OF ARRANGEMENT AND IS A

 CONDITION TO PROCEEDING WITH THE SCHEME OF

ARRANGEMENT (THE CAPITAL REDUCTION PROPOSAL).

PROPOSAL #E2: APPROVAL OF THE CREATION OF                            ISSUER            YES             FOR                  FOR

DISTRIBUTABLE RESERVES OF SEAGATE-IRELAND WHICH ARE

REQUIRED UNDER IRISH LAW IN ORDER TO PERMIT US TO PAY

 DIVIDENDS AND REPURCHASE OR REDEEM SHARES FOLLOWING

THE TRANSACTION. APPROVAL OF THE PROPOSAL TO CREATE

DISTRIBUTABLE RESERVES IS NOT A CONDITION TO

PROCEEDING WITH THE SCHEME OF ARRANGEMENT (THE

DISTRIBUTABLE RESERVES PROPOSAL).

PROPOSAL #E3: APPROVAL OF A MOTION TO ADJOURN THE              ISSUER            YES             FOR                  FOR

MEETING TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES

 IF THERE ARE INSUFFICIENT PROXIES OR SHAREHOLDERS,

ALL AS MORE FULLY DESCRIBED IN PROXY STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SECOM CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J69972107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEIKO EPSON CORPORATION

  TICKER:                  N/A                 CUSIP:   J7030F105

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEKISUI HOUSE,LTD.

  TICKER:                  N/A                 CUSIP:   J70746136

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SELECT COMFORT CORPORATION

  TICKER:                  SCSS               CUSIP:   81616X103

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DAVID T. KOLLAT                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM R. MCLAUGHLIN                         ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO APPROVE THE SELECT COMFORT         ISSUER            YES             FOR                  FOR

CORPORATION 2010 OMNIBUS INCENTIVE PLAN

PROPOSAL #03: PROPOSAL TO APPROVE AN AMENDMENT TO OUR        ISSUER            YES             FOR                  FOR

 THIRD RESTATED ARTICLES OF INCORPORATION TO ADOPT A

PLURALITY VOTE STANDARD IN CONTESTED ELECTIONS OF

DIRECTORS

PROPOSAL #04: PROPOSAL TO APPROVE THE SELECTION OF            ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING

JANUARY 1, 2011

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVEN & I HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J7165H108

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Entrusting to the Company's Board of            ISSUER            YES             FOR                  FOR

Directors determination of the subscription

requirements for the share subscription rights, as

stock options for stock-linked compensation issued to

 the executive officers of the Company, as well as

the directors and executive officers of the Company's

 subsidiaries

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIMIZU CORPORATION

  TICKER:                  N/A                 CUSIP:   J72445117

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Adopt Reduction of            ISSUER            YES             FOR                  FOR

Liability System for Outside Directors

PROPOSAL #3: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINSEI BANK,LIMITED

  TICKER:                  N/A                 CUSIP:   J7385L103

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Change Company's              ISSUER            YES             FOR                  FOR

Location to Chuo-ku, Change the corporate governance

system from a Company with Committees board model (i-

in-kai setchi gaisha) to a Company with Board of

Corporate Auditors board model (kansayaku-kai setchi

gaisha)

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Maximum Amount of Remuneration, Etc. of        ISSUER            YES             FOR                  FOR

 Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHISEIDO COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J74358144

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Determination of Provision of Long-term        ISSUER            YES         AGAINST           AGAINST

 Incentive Type Remuneration to Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIAM CEMENT PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y7866P147

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the minutes of AGM of                          ISSUER            YES             FOR                  FOR

shareholders for the year 2009  16th  held on

Wednesday, 25 MAR 2009

PROPOSAL #2: Acknowledge the Company's annual report         ISSUER            YES             FOR                  FOR

for the year 2009

PROPOSAL #3: Adopt the balance sheet and profit and          ISSUER            YES             FOR                  FOR

loss statements for the YE 31 DEC 2009

PROPOSAL #4: Approve the allocation of profit for the        ISSUER            YES             FOR                  FOR

 year 2009

PROPOSAL #5.1: Elect Mr. Chirayu Isarangkun                        ISSUER            YES             FOR                  FOR

Naayuthaya as a Director to replace the person

PROPOSAL #5.2: Elect Air Chief Marshal Kamthon                   ISSUER            YES             FOR                  FOR

Sindhvananda as a Director to replace the

PROPOSAL #5.3: Elect Mr. Tarrin Nimmanahaeminda as a         ISSUER            YES             FOR                  FOR

Director to replace the person who is

PROPOSAL #5.4: Elect Mr. Pramon Sutivong as a                     ISSUER            YES             FOR                  FOR

Director to replace the person who is due to

PROPOSAL #6.1: Appoint the Auditors for the Siam                ISSUER            YES             FOR                  FOR

Cement Public Company Limited for the year

PROPOSAL #6.2: Approve the Auditor fee for the                   ISSUER            YES             FOR                  FOR

Company's financial statements for the year 2010 of

BAHT 248,000, the Auditor fee for the year 2009 was

baht 240,000

PROPOSAL #7.1: Acknowledge the remuneration of the            ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #7.2: Acknowledge the remuneration of the            ISSUER            YES             FOR                  FOR

Sub-Committees

PROPOSAL #8: Other businesses  if any                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIEMENS A G

  TICKER:                  N/A                 CUSIP:   D69671218

  MEETING DATE:      1/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the report of the                 ISSUER             NO              N/A                  N/A

Supervisory Board, the Corporate Governance report,

the compensation report as well as the compliance

report for the 2008/2009 FY

PROPOSAL #2.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the Group financial statements, the Group annual

 report, and the reports pursuant to Sections 289[4]

and 315[4] of the German Commercial Code

PROPOSAL #3.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distribution profit of EUR 1,462,725,473.60 as

follows: payment of a dividend of EUR 1.60 per no-par

 share; EUR 75,124,747.20 shall be carried forward;

ex-dividend and payable date: 27 JAN 2010

PROPOSAL #4.A: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Peter Loescher

PROPOSAL #4.B: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Wolfgang Dehen

PROPOSAL #4.C: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Heinrich Hiesinger

PROPOSAL #4.D: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Joe Kaeser

PROPOSAL #4.E: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Barbara Kux [seit 17.11.2008]

PROPOSAL #4.F: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Jim Reid-Anderson [bis

30.11.2008]

PROPOSAL #4.G: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Hermann Requardt

PROPOSAL #4.H: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Siegfried Russwurm

PROPOSAL #4.I: Ratification of the acts of the Board         ISSUER            YES             FOR                  FOR

of Managing Directors: Peter Y. Solmssen

PROPOSAL #5.A: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Gerhard Cromme

PROPOSAL #5.B: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Berthold Huber

PROPOSAL #5.C: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Ralf Heckmann [bis 27.1.2009]

PROPOSAL #5.D: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Josef Ackermann

PROPOSAL #5.E: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Lothar Adler

PROPOSAL #5.F: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Jean-Louis Beffa

PROPOSAL #5.G: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Gerd von Brandenstein

PROPOSAL #5.H: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Michael Diekmann

PROPOSAL #5.I: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Hans Michael Gaul

PROPOSAL #5.J: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Peter Gruss

PROPOSAL #5.K: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Bettina Haller

PROPOSAL #5.L: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Hans-Juergen Hartung [seit

27.1.2009]

PROPOSAL #5.M: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Heinz Hawreliuk [bis 31.3.2009]

PROPOSAL #5.N: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Harald Kern

PROPOSAL #5.O: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Nicola Leibinger-Kammueller

PROPOSAL #5.P: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Werner Moenius

PROPOSAL #5.R: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Hakan Samuelsson

PROPOSAL #5.S: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Dieter Scheitor

PROPOSAL #5.T: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Rainer Sieg

PROPOSAL #5.U: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Birgit Steinborn

PROPOSAL #5.V: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Lord Iain Vallance of Tummel

PROPOSAL #5.W: Ratification of the acts of the                   ISSUER            YES             FOR                  FOR

Supervisory Board: Sibylle Wankel [seit 1. 4. 2009]

PROPOSAL #6.: Approval of the remuneration system for        ISSUER            YES             FOR                  FOR

 the Members of the Board of Managing Directors

PROPOSAL #7.: Appointment of Auditors for the                     ISSUER            YES             FOR                  FOR

2009/2010 FY: Ernst & Young A G, Stuttgart

PROPOSAL #8.: Authorization to acquire own shares:            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices neither

 more than 10% above, nor more than 20% below, the

market price of the shares, from 01 MAR 2010 to 25

JUL 2011, the Board of Managing Directors shall be

authorized to retire the shares, to use the shares

within the scope of the Company's Stock Option Plans,

 to issue the shares to Employees and Executives of

the Company and its affiliates, to use the shares for

 mergers and acquisitions, to sell the shares at a

price not materially below their market price, and to

 use the shares for satisfying conversion or option

PROPOSAL #9.: Authorization to use derivatives for            ISSUER            YES             FOR                  FOR

the acquisition of own shares supplementary to item

8, the Company shall be authorized to use call and

put options for the purpose of acquiring own shares

PROPOSAL #10.: Resolution on the authorization to              ISSUER            YES             FOR                  FOR

issue convertible or warrant bonds, the creation of

new contingent capital, and the corresponding

amendments to the Articles of Association: the Board

of Managing Directors shall be authorized to issue

bonds of up to EUR 15,000,000,000, conferring

convertible or option rights for shares of the

Company, on or before 25 JAN 2015, shareholders shall

 be granted subscription rights, except for the issue

 of bonds conferring convertible and/or option rights

 for shares of the Company of up to 10% of the share

capital at a price not materially below their

theoretical market value, for residual amounts, for

the granting of subscription rights to holders of

previously issued convertible or option rights, and

for the issue of bonds against payment in kind,

especially in connection with mergers and

acquisitions, the Company's share capital shall be

increased accordingly by up to EUR 600,000,000

through the issue of up to 200,000,000 new registered

 no-par shares, insofar as convertible or option

rights are exercised, the authorization given by the

shareholders' meeting of 27 JAN 2009, to issue

convertible or warrant bonds and the corresponding

authorization to create a contingent capital 2009

shall be revoked

PROPOSAL #11.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association: a] Section 18[3], in respect of

shareholders whose combined shares amount to at least

 one twentieth of the share capital being entitled to

 request in writing the convening of a shareholders'

meeting stating the purpose and the reasons for the

meeting; b] Section 19[5], in respect of the Board of

 Managing Directors being authorized to allow

shareholders to participate in a shareholders'

meeting by way of electronic means of communication;

c] Section 19[6], in respect of the Board of Managing

 Directors being authorized to provide for the

shareholders to exercise their right to vote, without

 participating at the meeting, in writing or by way

of electronic means of communication; d] Section

21[6] - deletion Section 19[7], in respect of the

chairman of the shareholders' meeting being

authorized to permit the audiovisual transmission of

the shareholders' meeting; e] Section 19[3]3, in

respect of the Company also being authorized to

announce shorter periods measured in days in the

notice of shareholders' meeting; f] Section 20, in

respect of proxy-voting instructions being

issued/withdrawn in writing; g] Section 21, in

respect of the chairman of the shareholders' meeting

determining the order of agenda items and the

sequence of voting; h] Section 24[3], in respect of

the documents being made available electronically on

the Company's website instead of physically

PROPOSAL #12.A: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Dr. Karl-Hermann Baumann in

which the latter agrees to pay a compensation of EUR

1,000,000 to the Company shall be approved

PROPOSAL #12.B: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Prof. Johannes Feldmayer in

which the latter agrees to pay a compensation of

approximately EUR 3,000,000 to the Company shall be

approved

PROPOSAL #12.C: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Dr. Klaus Kleinfeld in which

the latter agrees to pay a compensation of EUR

2,000,000 to the Company shall be approved

PROPOSAL #12.D: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Prof. Dr. Edward G. Krubasik

in which the latter agrees to pay a compensation of

EUR 500,000 to the Company shall be approved

PROPOSAL #12.E: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Rudi Lamprecht in which the

latter agrees to pay a compensation of EUR 500,000 to

 the Company shall be approved

PROPOSAL #12.F: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Prof. Dr. Heinrich V. Pierer

in which the latter agrees to pay a compensation of

EUR 5,000,000 to the Company shall be approved

PROPOSAL #12.G: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Dr. Juergen Radomski in which

 the latter agrees to pay a compensation of EUR

3,000,0 00 to the Company shall be approved

PROPOSAL #12.H: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Dr. Uriel Sharef in which the

 latter agrees to pay a compensation of EUR 4,000,000

 to the Company shall be approved

PROPOSAL #12.I: Approval of the settlement agreements        ISSUER            YES             FOR                  FOR

 with former Board members: the settlement agreement

between the Company and Prof. Dr. Klaus Wucherer in

which the latter agrees to pay a compensation of EUR

500, 000 to the Company shall be approved

PROPOSAL #13.: Approval of the settlement agreement          ISSUER            YES             FOR                  FOR

with D&O insurance carriers the settlement agreement

between the Company and the D&O insurance carriers

Allianz global Corporate & Speciality AG, Zurich

Versicherung AG [Deutschland], Ace European Group

Limited, Liberty Mutual Insurance Europe Limited, and

 Swiss Re International Se, in which the insurance

carriers agree to pay up to EUR 100,000,000 to the

Company for the settlement of claims of the Company

in connection with the acts of corruption shall be

approved

PROPOSAL #14.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Adjustment of the remuneration

for the Supervisory Board and the corresponding

amendment to the Articles of Association; each member

 of the Supervisory Board shall receive a fixed

annual remuneration of EUR 50,000, the chairman of

the Supervisory Board shall receive 4 times, and

every deputy chairman, twice this amount, in

addition, every member of the audit committee and the

 chairman committee shall receive one-half of the

abovementioned amount [the committee chairmen shall

receive the full amount], furthermore, each member of

 the compliance committee and the finance and

investment committee shall receive an additional

remuneration of one-fourth of the abovementioned

amount [the committee chairmen shall receive one-half

 of the amount], the members of the Supervisory Board

 shall also receive an attendance fee of EUR 1,000

per Supervisory Board meeting or committee meeting,

the fixed annual remuneration shall be adjusted

annually on the basis of the average development of

wages and salaries within the Company, furthermore,

the Company shall take out D&O insurance policies for

 the members of the Supervisory Board, the premium

for this insurance policy shall be paid by the

Company, the policy shall provide for a deductible of

 10% of damages up to a maximum of one-and-a-half

times the fixed annual remuneration for the

Supervisory Board, the Board of Managing Directors

PROPOSAL #15.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Amendment to Section 2 of the

Articles of Association, as follows: when making

decisions, the Company shall take the interests of

all stakeholders into consideration: Shareholders,

Employees, Customers, and Suppliers, the Company

shall be fully aware of its social responsibility and

 commit itself to a sustainable corporate policy, the

 interests of shareholders and employees shall be

treated equally, the Board of Managing Directors and

the Supervisory Board recommend to reject this motion

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIERRA WIRELESS, INC.

  TICKER:                  SWIR               CUSIP:   826516106

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JASON W. COHENOUR                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GREGORY D. AASEN                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBIN A. ABRAMS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PAUL G. CATAFORD                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES E. LEVINE                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: S. JANE ROWE                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID B. SUTCLIFFE                              ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: KENT THEXTON                                         ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPOINT KPMG LLP, CHARTERED                       ISSUER            YES             FOR                  FOR

ACCOUNTANTS, AS AUDITORS OF THE CORPORATION FOR THE

ENSUING YEAR AND TO AUTHORIZE THE DIRECTORS TO FIX

THE AUDITOR'S REMUNERATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SILVER GRANT INTERNATIONAL INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Y7936H109

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the Director's and

Independent Auditor's report for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.i: Re-elect Mr. Gao Jian Min as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.ii: Re-elect Mr. Tang Baoqi as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.iii: Re-elect Mr. Yuen Wing Shing as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iv: Re-elect Mr. Kang Dian as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.v: Re-elect Mr. Hung Muk Ming as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.vi: Re-elect Mr. Li Xianli as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.vii: Re-elect Mr. Yang Zhao as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3viii: Authorize the Board of Directors to         ISSUER            YES             FOR                  FOR

fix their Director's fees

PROPOSAL #4: Re-appoint the Auditor and authorize the        ISSUER            YES             FOR                  FOR

 Board of Directors to fix their remuneration

PROPOSAL #5: Grant a general mandate to the                        ISSUER            YES             FOR                  FOR

Director's to repurchase shares

PROPOSAL #6: Grant a general manadate to the                       ISSUER            YES             FOR                  FOR

Director's to issue shares

PROPOSAL #7: Approve to extend the general mandates          ISSUER            YES             FOR                  FOR

to issues shares by adding thereto the shares

repurchased by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIME DARBY BHD

  TICKER:                  N/A                 CUSIP:   Y7962G108

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements for the YE 30 JUN 2009 together with the

reports of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a final single tier dividend of        ISSUER            YES             FOR                  FOR

 15.3 sen per share for the YE 30 JUN 2009

PROPOSAL #3.: Approve the annual remuneration for the        ISSUER            YES             FOR                  FOR

 Non-Executive Directors at an amount not exceeding

MYR 4,500,000 in aggregate

PROPOSAL #4.: Re-appoint, pursuant to Section 129(6)         ISSUER            YES             FOR                  FOR

of the Companies Act, 1965, Tun Musa Hitam as a

Director of the Company, to hold office until the

conclusion of the next AGM

PROPOSAL #5.: Re-appoint, pursuant to Section 129(6)         ISSUER            YES             FOR                  FOR

of the Companies Act, 1965, Tun Ahmad Sarji Abdul

Hamid as a Director of the Company to hold office

until the conclusion of the next AGM

PROPOSAL #6.: Re-appoint, pursuant to Section 129(6)         ISSUER            YES             FOR                  FOR

of the Companies Act, 1965, Dr. Arifin Mohamad

Siregar as a Director of the Company to hold office

until the conclusion of the next AGM

PROPOSAL #7.: Re-appoint, pursuant to Section 129(6)         ISSUER            YES             FOR                  FOR

of the Companies Act, 1965, Dato' Sri Mohamed

Sulaiman as a Director of the Company to hold office

until the conclusion of the next AGM

PROPOSAL #8.: Re-appoint, pursuant to Section 129(6)         ISSUER            YES             FOR                  FOR

of the Companies Act, 1965, Dato' Dr. Abdul Halim

Ismail as a Director of the Company to hold office

until the conclusion of the next AGM

PROPOSAL #9.: Elect Tan Sri Samsudin Osman as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 104

of the Company's Articles of Association

PROPOSAL #10.: Re-elect Raja Tan Sri Dato' Seri                 ISSUER            YES             FOR                  FOR

Arshad Raja Tun Uda as a Director, who retire by

rotation in accordance with Article 99 of the

Company's Articles of Association

PROPOSAL #11.: Re-elect Dato' Henry Sackville Barlow         ISSUER            YES             FOR                  FOR

as a Director, who retire by rotation in accordance

with Article 99 of the Company's Articles of

Association

PROPOSAL #12.: Re-elect Dato' Seri Ahmad Zubair @              ISSUER            YES             FOR                  FOR

Ahmad Zubir Haji Murshid as a Director, who retire by

 rotation in accordance with Article 99 of the

Company's Articles of Association

PROPOSAL #13.: Re-appoint PricewaterhouseCoopers as          ISSUER            YES             FOR                  FOR

the Auditors of the Company for the ensuing FY, and

authorize the Directors to fix their remuneration

PROPOSAL #14.: Authorize the Directors, subject                 ISSUER            YES             FOR                  FOR

always to the Companies Act, 1965 (Act), the Articles

 of Association of the Company, other applicable

laws, guidelines, rules and regulations, and the

approvals of the relevant governmental/ regulatory

authorities, pursuant to Section 132D of the Act, to

allot and issue shares in the Company at any time

until the conclusion of the next AGM and upon such

terms and conditions and for such purposes as the

Directors may, in their absolute discretion deem fit,

 provided that the aggregate number of shares to be

issued does not exceed ten percent (10%) of the

issued share capital of the Company for the time being

PROPOSAL #15.: Authorize the Directors, subject                 ISSUER            YES             FOR                  FOR

always to the Companies Act, 1965 [Act], the Articles

 of Association of the Company, other applicable

laws, guidelines, rules and regulations, and the

approvals of the relevant governmental/ regulatory

authorities, to purchase such amount of ordinary

shares of MYR 0.50 each in the Company [Proposed

Share Buy-Back] as may be determined by the Directors

 of the Company from time to time through Bursa

Malaysia Securities Berhad upon such terms and

conditions as the Directors may deem fit and

expedient in the interests of the Company provided

that: the aggregate number of ordinary shares which

may be purchased and/or held by the Company as

treasury shares shall not exceed 10% of the issued

and paid-up ordinary share capital of the Company at

the time of purchase and the maximum funds to be

allocated by the Company for the purpose of

purchasing its own shares shall not exceed the total

retained profits and share premium of the Company at

the time of purchase; upon completion of the purchase

 by the Company of its own shares, to deal with the

shares so purchased in their absolute discretion in

the specified manner: to retain the ordinary shares

in the Company so purchased by the Company as

treasury shares; and/or, to cancel them; and/or, to

resell them; and/or, to distribute them as share

dividends; and/or in any other manner as prescribed

by the Act, rules, regulations and orders made

pursuant to the Act and the Main Market Listing

Requirements of Bursa Malaysia Securities Berhad and

any other relevant authority for the time being in

force; such authority conferred by this resolution

shall commence upon the passing of this resolution

and shall continue to be in force until and authorize

 the Directors of the Company or any of them to take

all such steps as are necessary or expedient to

implement, finalize and give full effect to the

Proposed Share Buy-Back with full powers to assent to

 any conditions, modifications, variations and/or

amendments as may be imposed by the relevant

authorities; [Authority expires the earlier of the

PROPOSAL #16.: Authorize the Company and/or its                 ISSUER            YES             FOR                  FOR

Subsidiary Companies, subject always to the Companies

 Act, 1965 (Act), the Articles of Association of the

Company, other applicable laws, guidelines, rules and

 regulations, and the approvals of the relevant

governmental/ regulatory authorities, to enter into

all arrangements and/or transactions involving the

interests of the Related Parties as specified in

Section 2.2 as specified, provided that such

arrangements and/or transactions are: recurrent

transactions of a revenue or trading nature;

necessary for the day-to-day operations; carried out

in the ordinary course of business on normal

commercial terms which are not more favorable to the

Related Parties than those generally available to the

 public; and not detrimental to the minority

shareholders of the Company [the Mandate] and the

Mandate, shall continue in force until: [Authority

expires the earlier of the conclusion of the next AGM

 of the Company at which time the Mandate will lapse,

 unless by an ordinary resolution passed at that

meeting, the Mandate is renewed or the expiry of the

period within which the next AGM is required to be

held pursuant to Section 143(1) of the Companies Act,

 1965 [but shall not extend to such extensions as may

 be allowed pursuant to Section 143(1) of the Act,

[but shall not extend to such extensions as may be

allowed pursuant to Section 143(2) of the Act]]; and

authorize the Directors of the Company to complete

and do all such acts and things [including executing

all such documents as may be required] as they may

consider expedient or necessary to give effect to the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINA CORPORATION

  TICKER:                  SINA               CUSIP:   G81477104

  MEETING DATE:      12/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: YAN WANG                                                ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: SONG-YI ZHANG                                       ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFY THE APPOINTMENT OF                               ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS ZHONG TIAN CPAS LIMITED

COMPANY AS THE INDEPENDENT AUDITORS OF THE COMPANY.

PROPOSAL #S3: APPROVAL OF THE AMENDMENT OF THE                   ISSUER            YES             FOR                  FOR

CURRENT AMENDED AND RESTATED ARTICLES OF ASSOCIATION

BY ADOPTING ARTICLES 1, 90, 91, 104, 122, 131, 161,

165 AND 167.

PROPOSAL #S4: APPROVAL OF THE AMENDMENT OF THE                   ISSUER            YES             FOR                  FOR

CURRENT AMENDED AND RESTATED ARTICLES OF ASSOCIATION

OF THE COMPANY BY ADOPTING ARTICLES 1, 5, 69, 72, 74,

 76, 117, 118, 128 AND 163 SET FORTH IN THE SECOND

AMENDED AND RESTATED ARTICLES OF ASSOCIATION OF THE

PROPOSAL #S5: APPROVAL OF THE DELETION OF ARTICLE 98         ISSUER            YES             FOR                  FOR

OF THE CURRENT AMENDED AND RESTATED ARTICLES OF

ASSOCIATION OF THE COMPANY AND THE AMENDMENT OF THE

CURRENT AMENDED AND RESTATED ARTICLES OF ASSOCIATION

OF THE COMPANY BY ADOPTING ARTICLES 105, 106, 108,

111, 112, 113, 114, 121, 122 AND 131 SET FORTH IN

SECOND AMENDED AND RESTATED ARTICLES OF ASSOCIATION.

PROPOSAL #S6: APPROVAL OF THE AMENDMENT OF THE                   ISSUER            YES         AGAINST           AGAINST

CURRENT AMENDED AND RESTATED ARTICLES OF ASSOCIATION

OF THE COMPANY BY ADOPTING ARTICLE 71 SET FORTH IN

THE SECOND AMENDED AND RESTATED ARTICLES OF

ASSOCIATION OF THE COMPANY.

PROPOSAL #S7: APPROVAL OF THE RESTATEMENT OF THE                ISSUER            YES         AGAINST           AGAINST

AMENDED AND RESTATED ARTICLES OF ASSOCIATION TO

REFLECT THE AMENDMENTS (IF ANY) APPROVED PURSUANT TO

PROPOSAL NOS. 3 TO 6.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK HOLDINGS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y8070C112

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.1: Election of the Inside Director                  ISSUER            YES             FOR                  FOR

nominee: Youngho Park

PROPOSAL #3.2: Election of the Outside Director                 ISSUER            YES             FOR                  FOR

nominee: Sehoon Park

PROPOSAL #3.3: Election of the Outside Director                 ISSUER            YES             FOR                  FOR

nominee: Sangduk Nam

PROPOSAL #4.1: Election of the Audit Committee Member        ISSUER            YES             FOR                  FOR

 as Outside Director  nominee: Sehoon

PROPOSAL #4.2: Election of the Audit Committee Member        ISSUER            YES             FOR                  FOR

 as Outside Director  nominee: Sangduk

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK TELECOM LTD

  TICKER:                  N/A                 CUSIP:   Y4935N104

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 26th financial statement             ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the remuneration for the                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.: Elect Kihaeng Jo as a Inside Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Elect Dalseob Sim as a Outside Director        ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Elect Dalseob Sim and Jaeyoung Jeong as        ISSUER            YES             FOR                  FOR

 a Audit Committee member

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SKYWEST, INC.

  TICKER:                  SKYW               CUSIP:   830879102

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: JERRY C. ATKIN             ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: J. RALPH ATKIN             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1C: ELECTION OF DIRECTOR: MARGARET S.                 ISSUER            YES             FOR                  FOR

BILLSON

PROPOSAL #1D: ELECTION OF DIRECTOR: IAN M. CUMMING             ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: HENRY J. EYRING           ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: ROBERT G. SARVER         ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: STEVEN F. UDVAR-         ISSUER            YES             FOR                  FOR

HAZY

PROPOSAL #1H: ELECTION OF DIRECTOR: JAMES L. WELCH             ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: MICHAEL K. YOUNG         ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVAL OF THE SKYWEST, INC. 2010                ISSUER            YES             FOR                  FOR

LONG-TERM INCENTIVE PLAN

PROPOSAL #03: RATIFICATION OF APPOINTMENT OF                       ISSUER            YES             FOR                  FOR

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SMARTONE TELECOMMUNICATIONS  HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G8219Z105

  MEETING DATE:      11/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                     ISSUER            YES             FOR                  FOR

financial statements and the reports of Directors and

 Auditors for the YE 30 JUN 2009

PROPOSAL #2.: Approve the final dividend of HKD 0.08         ISSUER            YES             FOR                  FOR

per share in respect of the YE 30 JUN 2009

PROPOSAL #3.i.a: Re-elect Mr. Douglas Li as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.i.b: Re-elect Mr. Patrick Kai-lung Chan          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.i.c: Re-elect Mr. Wing-chung Yung as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.i.d: Re-elect Mr. Leung-sing Ng, JP as a         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.i.e: Re-elect Mr. Eric Fock-kin Gan as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.ii: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix the fees of the Directors

PROPOSAL #4.: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Board of Directors to fix their

remuneration

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 to allot and issue additional shares in the share

capital of the Company and to make or grant offers,

agreements and options during and after the relevant

period, not exceeding 10% of the aggregate nominal

amount of the issued share capital of the Company,

otherwise than pursuant to: i) a rights issue [as

specified]; or ii) the exercise of rights of

subscription or conversion under the terms of any

warrants issued by the Company or any securities

which are convertible into shares of the Company; or

iii) any scrip dividend or similar arrangement

providing for the allotment of shares in lieu of the

whole or part of a dividend on shares of the Company

in accordance with the Bye-laws of the Company; or

iv) the Share Option Scheme of the Company; and

[Authority expires the earlier of the conclusion of

the next AGM of the Company or the expiration of the

period within which the next AGM of the Company is

required by applicable Law of Bermuda and the

Company's Bye-laws to be held]

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to repurchase issued shares in the capital of the

Company, subject to and in accordance with all

applicable Laws, during the relevant period, on The

Stock Exchange of Hong Kong Limited or on any other

stock exchange recognized for this purpose by the

Securities and Futures Commission of Hong Kong and

The Stock Exchange of Hong Kong Limited under the

Hong Kong Code on Share Repurchases pursuant to this

Resolution, not exceeding 10% of the aggregate

nominal amount of the issued share capital of the

Company; and [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by applicable Law of Bermuda

 and the Company's Bye-laws to be held]

PROPOSAL #7.: Approve, conditional upon the passing          ISSUER            YES         AGAINST           AGAINST

of Resolutions 5 and 6, to extend the general mandate

 granted to the Directors to allot, issue and deal

with shares pursuant to Resolution 5, by the addition

 to the aggregate nominal amount of the share capital

 repurchased pursuant to Resolution 6, provided that

such amount does not exceed 10% of the aggregate

nominal amount of the issued share capital of the

Company at the date of passing this Resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SMITHS GROUP PLC

  TICKER:                  N/A                 CUSIP:   G82401111

  MEETING DATE:      11/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the report and accounts                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Sir Kevin Tebbit as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Elect Ms. A. C. Quinn as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditor

PROPOSAL #7.: Approve the Auditors remuneration                  ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Grant authority to issue shares                     ISSUER            YES             FOR                  FOR

pursuant to Section 551 of Companies Act 2006

PROPOSAL #S.9: Grant authority to disapply pre                   ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.10: Grant authority to make market                   ISSUER            YES             FOR                  FOR

purchases of shares

PROPOSAL #S.11: Approve the changes to Articles of            ISSUER            YES             FOR                  FOR

Association and adopt the new Articles of Association

PROPOSAL #S.12: Grant authority to call general                 ISSUER            YES             FOR                  FOR

meetings other than annual general meetings on not

less than 14 clear days notice

PROPOSAL #13.: Grant authority to make political                ISSUER            YES             FOR                  FOR

donations and expenditure

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOCIETE GENERALE, PARIS

  TICKER:                  N/A                 CUSIP:   F43638141

  MEETING DATE:      7/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Ratify the appointment of Mr. Frederic        ISSUER            YES             FOR                  FOR

 Oudea as a Board Member

PROPOSAL #O.2: Approve to increase the attendance              ISSUER            YES             FOR                  FOR

allowances

PROPOSAL #E.3: Approve the modification of the terms         ISSUER            YES             FOR                  FOR

of the preference shares-amendment of the statutes

PROPOSAL #E.4: Powers                                                                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOCIETE GENERALE, PARIS

  TICKER:                  N/A                 CUSIP:   F43638141

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company accounts for FY            ISSUER            YES             FOR                  FOR

2009

PROPOSAL #O.2: Approve the allocation of the 2009              ISSUER            YES             FOR                  FOR

result setting of the dividend and its payment date

PROPOSAL #O.3: Approve the scrip dividend payment              ISSUER            YES             FOR                  FOR

option

PROPOSAL #O.4: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

FY 2009

PROPOSAL #O.5: Approve the continuation of the                   ISSUER            YES             FOR                  FOR

agreements regulated under Article L. 225-38 of the

Code de Commerce

PROPOSAL #O.6: Approve the continuation of the                   ISSUER            YES         AGAINST           AGAINST

retirement agreements regulated under Article L. 225-

42-1 of the Code de Commerce

PROPOSAL #O.7: Approve a retirement agreement                     ISSUER            YES             FOR                  FOR

regulated under Article L. 225-42-1 of the Code de

Commerce in favour of Mr. Jean-Francois Sammarcelli

PROPOSAL #O.8: Approve a retirement agreement                     ISSUER            YES             FOR                  FOR

regulated under Article L. 225-42-1 of the Code de

Commerce in favour of Mr. Bernardo Sanchez Incera

PROPOSAL #O.9: Approve a non-competition clause                 ISSUER            YES         AGAINST           AGAINST

agreement regulated under Article L. 225-42-1 of the

Code de Commerce relating to the departure of Mr.

Philippe Citerne

PROPOSAL #O.10: Approve a terminal grant agreement            ISSUER            YES         AGAINST           AGAINST

regulated under Article L. 225-42-1 of the Code de

Commerce should Mr. Frederic Oudea leave the Company

PROPOSAL #O.11: Approve the Continuation of the non-         ISSUER            YES         AGAINST           AGAINST

competition clause agreement regulated under Article

L. 225-42-1 of the Code de Commerce in favour of Mr.

Frederic Oudea

PROPOSAL #O.12: Approve to renewal of Mr. Robert                ISSUER            YES             FOR                  FOR

Castaigne's appointment as a Director

PROPOSAL #O.13: Approve to renewal of Mr. Gianemilio         ISSUER            YES             FOR                  FOR

Osculati's appointment as a Director

PROPOSAL #O.14: Approve the nomination of TBD as a            ISSUER            YES         ABSTAIN           AGAINST

Director [THIS RESOLUTION HAS BEEN WITHDRAWN]

PROPOSAL #O.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

trade in the Company's shares, but limited to 10% of

the authorised capital

PROPOSAL #E.16: Authorize the Board of Directors, for        ISSUER            YES             FOR                  FOR

 26 months, to increase the authorised capital, with

the preferential right of subscription maintained,

(i) by issuing ordinary shares or any transferable

securities giving access to the authorised capital of

 the Company or of its subsidiaries for a maximum

face value of the share issue of 460 million euros,

i.e. 49.7% of the authorised capital, with

apportionment to this amount of those set in the 17th

 to 22nd Resolutions, (ii) and/or by incorporation,

for a maximum face value of 550 million Euros

PROPOSAL #E.17: Authorize the Board of Directors, for        ISSUER            YES             FOR                  FOR

 26 months, to increase the authorised capital, with

the preferential right of subscription cancelled, by

issuing ordinary shares or any transferable

securities giving access to the authorised capital of

 the Company or of its subsidiaries for a maximum

face value of the share issue of 138 million Euros,

i.e. 14.9% of the authorised capital, with

apportionment of this amount to that set in the 16th

resolution and apportionment to this amount of those

set in the 18th and 19th Resolutions

PROPOSAL #E.18: Authorize the Board of Directors, for        ISSUER            YES             FOR                  FOR

 26 months, to increase the number of shares to be

issued if a capital increase is oversubscribed, with

or without the preferential right of subscription,

but limited to 15% of the initial issue and the caps

stipulated by the 16th and 17th Resolutions

PROPOSAL #E.19: Authorize the Board of Directors, for        ISSUER            YES             FOR                  FOR

 26 months, to increase the authorised capital, but

limited to 10% of the capital and the caps stipulated

 by the 16th and 17th resolutions, to pay for

contributions in kind of equity securities or

transferable securities giving access to the

authorised capital of other Companies, outside the

context of a bid

PROPOSAL #E.20: Authorize the Board of Directors, for        ISSUER            YES         AGAINST           AGAINST

 26 months, to increase the authorised capital or

transfer shares reserved for members of a Corporate

or Group Personal Equity Plan, but limited to 3% of

the capital and the cap stipulated by the 16th

PROPOSAL #E.21: Authorize the Board of Directors, for        ISSUER            YES         AGAINST           AGAINST

 26 months, to award options to subscribe to or

purchase shares, but limited to 4% of the capital and

 the cap stipulated by the 16th Resolution, the limit

 of 4% being a global cap for the 21st and 22nd

Resolutions, including a maximum of 0.2% for

Executive Directors

PROPOSAL #E.22: Authorize the Board of Directors, for        ISSUER            YES         AGAINST           AGAINST

 26 months, to award free existing or future shares,

but limited to 4% of the capital and the cap

stipulated by the 16th resolution, the limit of 4%

being a global cap for the 21st and 22nd Resolutions,

 including a maximum of 0.2% for Executive Directors

PROPOSAL #E.23: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

cancel, but limited to 10% per period of 24 months,

its own shares held by the Company

PROPOSAL #E.24: Amend the Articles of Association              ISSUER            YES             FOR                  FOR

following redemption and cancellation of preference

shares

PROPOSAL #E.25: Powers for the required formalities           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOMPO JAPAN INSURANCE INC.

  TICKER:                  N/A                 CUSIP:   J7620T101

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the Share Exchange Plan              ISSUER            YES             FOR                  FOR

(kyodo-kabushiki-iten-keikaku) of the Company and

NIPPONKOA Insurance Company, Limited

PROPOSAL #2.: Amend Articles to : Delete the Articles        ISSUER            YES             FOR                  FOR

 Related to Record Date

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SONOVA HOLDING AG, STAEFA

  TICKER:                  N/A                 CUSIP:   H8024W106

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, consolidated        ISSUER            YES             FOR                  FOR

 financial statements, and the financial statements

of Sonova Holding AG for 2009/10; acknowledge the

reports of the Statutory Auditor

PROPOSAL #2.: Approve to distribute out of the                   ISSUER            YES             FOR                  FOR

available CHF 578.053 million a dividend of CHF 1.20

gross [after deduction of 35% federal withholding tax

 CHF 0.78 net] per share; the remaining available

earnings of CHF 498.989 million shall be carried

forward

PROPOSAL #3.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors and to the Management Board from

liability for their activities in 2009/10

PROPOSAL #4.: Election of John Zei as a new Member of        ISSUER            YES             FOR                  FOR

 the Board of Directors for the statutory term of

office of three years

PROPOSAL #5.: Re-elect Pricewaterhousecoopers AG,              ISSUER            YES             FOR                  FOR

Zurich as Statutory Auditor

PROPOSAL #6.: Approve the adjustment to the Swiss              ISSUER            YES             FOR                  FOR

Federal Act on Intermediated Securities [FISA]

[adjustment of Article 7 of the Articles of

Association]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SONY CORPORATION

  TICKER:                  N/A                 CUSIP:   J76379106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Issuance of Share Acquisition          ISSUER            YES             FOR                  FOR

Rights as Stock Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOTHEBY'S

  TICKER:                  BID                 CUSIP:   835898107

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN M. ANGELO                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL BLAKENHAM                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THE DUKE OF DEVONSHIRE                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES MURDOCH                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALLEN QUESTROM                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM F. RUPRECHT                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL I. SOVERN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DONALD M. STEWART                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT S. TAUBMAN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DIANA L. TAYLOR                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DENNIS M. WEIBLING                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBIN G. WOODHEAD                                ISSUER            YES             FOR                  FOR

PROPOSAL #2: APPROVAL OF AN AMENDMENT TO INCREASE THE        ISSUER            YES             FOR                  FOR

 NUMBER OF COMMON STOCK SHARES RESERVED FOR ISSUANCE

UNDER THE SOTHEBY'S 1998 STOCK COMPENSATION PLAN FOR

NON-EMPLOYEE DIRECTORS, FROM 300,000 TO 400,000

PROPOSAL #3: RATIFICATION OF THE APPOINTMENT OF                 ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPORTINGBET PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G8367L106

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the accounts and                ISSUER            YES             FOR                  FOR

reports for the YE 31 JUL 2009

PROPOSAL #2.: Receive and approve the Directors'                ISSUER            YES             FOR                  FOR

remuneration report for the YE 31 JUL 2009

PROPOSAL #3.: Declare a final dividend for the YE 31         ISSUER            YES             FOR                  FOR

JUL 2009 of 1 pence [GBP 0.01] per share

PROPOSAL #4.: Re-appoint Grant Thornton (UK) LLP as          ISSUER            YES             FOR                  FOR

the Auditors of the Company

PROPOSAL #5.: Authorize the Directors to set the                ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #6.: Re-elect Brian Harris as a Director of         ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #7.: Re-elect Sean O'Connor as a Director of        ISSUER            YES         AGAINST           AGAINST

 the Company

PROPOSAL #S.8: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to allot shares pursuant to Section 551 of the

Companies Act 2006

PROPOSAL #S.9: Approve to disapply Section 561(1) of         ISSUER            YES             FOR                  FOR

the Companies Act 2006

PROPOSAL #S.10: Authorize the Company to make                     ISSUER            YES             FOR                  FOR

donations to EU political organizations and to incur

EU political expenditure not exceeding GBP 100,000

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares in the market up to a limit of 10 % of

its issued ordinary share capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPRINT NEXTEL CORPORATION

  TICKER:                  S                     CUSIP:   852061100

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: ROBERT R. BENNETT        ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: GORDON M. BETHUNE        ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: LARRY C. GLASSCOCK      ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: JAMES H. HANCE,          ISSUER            YES             FOR                  FOR

JR.

PROPOSAL #1E: ELECTION OF DIRECTOR: DANIEL R. HESSE           ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: V. JANET HILL               ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: FRANK IANNA                  ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: SVEN-CHRISTER              ISSUER            YES             FOR                  FOR

NILSSON

PROPOSAL #1I: ELECTION OF DIRECTOR: WILLIAM R. NUTI           ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: RODNEY O'NEAL               ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF KPMG LLP          ISSUER            YES             FOR                  FOR

AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OF SPRINT NEXTEL FOR 2010.

PROPOSAL #03: TO APPROVE AN AMENDMENT TO THE 2007              ISSUER            YES             FOR                  FOR

OMNIBUS INCENTIVE PLAN, ALL AS MORE FULLY DESCRIBED

IN THE PROXY STATEMENT.

PROPOSAL #04: TO VOTE ON A SHAREHOLDER PROPOSAL             SHAREHOLDER        YES         ABSTAIN           AGAINST

CONCERNING POLITICAL CONTRIBUTIONS.

PROPOSAL #05: TO VOTE ON A SHAREHOLDER PROPOSAL             SHAREHOLDER        YES         AGAINST               FOR

CONCERNING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.

PROPOSAL #06: TO VOTE ON A SHAREHOLDER PROPOSAL             SHAREHOLDER        YES         AGAINST               FOR

CONCERNING SHAREHOLDERS' ABILITY TO ACT BY WRITTEN

CONSENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPX CORPORATION

  TICKER:                  SPW                 CUSIP:   784635104

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: J. MICHAEL                   ISSUER            YES             FOR                  FOR

FITZPATRICK

PROPOSAL #1B: ELECTION OF DIRECTOR: ALBERT A. KOCH             ISSUER            YES             FOR                  FOR

PROPOSAL #2: TO RATIFY THE APPOINTMENT OF DELOITTE &         ISSUER            YES             FOR                  FOR

TOUCHE LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR

2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STAGECOACH HLDGS PLC

  TICKER:                  N/A                 CUSIP:   G8403M209

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and the                 ISSUER            YES             FOR                  FOR

reports of the Directors and the Auditors thereon

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Ewan Brown as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5.: Re-elect Ann Gloag as a Director of the        ISSUER            YES             FOR                  FOR

 Company

PROPOSAL #6.: Re-elect Martin Griffiths as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #7.: Re-elect Sir George Mathewson as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #8.: Re-elect Robert Speirs as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #9.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #10.: Authorize the Directors to fix the              ISSUER            YES             FOR                  FOR

Auditors remuneration

PROPOSAL #11.: Grant authority to the political                 ISSUER            YES             FOR                  FOR

donations

PROPOSAL #12.: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital

PROPOSAL #13.: Authorize the Directors to allot shares      ISSUER            YES             FOR                  FOR

PROPOSAL #S.14: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.15: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 ordinary shares

PROPOSAL #S.16: Approve the notice period for calling        ISSUER            YES             FOR                  FOR

 general meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STANDARD BK GROUP LTD

  TICKER:                  N/A                 CUSIP:   S80605140

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Annual Financial Statements         ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009, including the reports of the

Directors and Auditors

PROPOSAL #2.1: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Chairman of

Standard Bank Group as ZAR 3,750,000 per annum

PROPOSAL #2.2: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Director of

Standard Bank Group ZAR 161,000 per annum

PROPOSAL #2.3: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: International

Director of Standard Bank Group GBP 34,650 per annum

PROPOSAL #2.4: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Group Credit

Committee Member ZAR 16,500 per meeting

PROPOSAL #2.5: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Directors

Affairs Committee Chairman ZAR 114,500 per annum

Member ZAR 57,000 per annum

PROPOSAL #2.6: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Group Risk and

the Capital Management Committee Chairman ZAR 455,000

 per annum Member ZAR 182,000 per annum

PROPOSAL #2.7: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Group

Remuneration Committee Chairman ZAR 228,000 per annum

 Member ZAR 98,000 per annum

PROPOSAL #2.8: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Group

Transformation Committee Chairman ZAR 145,000 per

annum Member ZAR 72,000 per annum

PROPOSAL #2.9: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Group Audit

Committee Chairman ZAR 455,000 per annum Member ZAR

182,000 per annum

PROPOSAL #2.10: Approve the proposed fees payable to         ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Ad hoc meeting

attendance ZAR 15,250 per meeting

PROPOSAL #3: Approve the payment by The Standard Bank        ISSUER            YES         AGAINST           AGAINST

 of South Africa Limited of an ex gratia award of ZAR

 7,500,000 to Derek Edward Cooper; Group

transformation Committee - Chairman - ZAR 145,000 per

 annum, Member - ZAR 72,000 per annum

PROPOSAL #4.1: Re-elect Richard Dunne as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Re-elect Thulani Gcabashe as a                     ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

provisions of the Company's Articles of Association

PROPOSAL #4.3: Re-elect Saki MaCozoma as a Director,         ISSUER            YES             FOR                  FOR

who retires in accordance with the provisions of the

Company's Articles of Association

PROPOSAL #4.4: Re-elect Rick MeNell as a Director,            ISSUER            YES             FOR                  FOR

who retires in accordance with the provisions of the

Company's Articles of Association

PROPOSAL #4.5: Re-elect Myles Ruck as a Director, who        ISSUER            YES             FOR                  FOR

 retires in accordance with the provisions of the

Company's Articles of Association

PROPOSAL #4.6: Re-elect Fred Phaswana as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4.7: Re-elect Lord Smith of Kelvin KT as a         ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

provisions of the Company's Articles of Association

PROPOSAL #5.1: Approve the ordinary shares required          ISSUER            YES         AGAINST           AGAINST

for the purpose of carrying out the terms of the

Standard Bank Equity Growth Scheme (the Equity Growth

 Scheme), other than those which have specifically

been appropriated for the Equity Growth Scheme in

terms of ordinary resolutions duly passed at previous

 AGM of the Company, be and are hereby specifically

placed under the control of the Directors, who be and

 are hereby authorized to allot and issue those

shares in terms of the Equity Growth Scheme

PROPOSAL #5.2: Approve the ordinary shares required          ISSUER            YES         AGAINST           AGAINST

for the purpose of carrying out the terms of the

Standard Bank Group Share Incentive Scheme (the

Scheme), other than those which have specifically

been appropriated for the Scheme in terms of

resolutions duly passed at previous AGM of the

Company, be and are hereby specifically placed under

the control of the Directors, who be and are hereby

authorized to allot and issue those shares in terms

PROPOSAL #5.3: Approve the unissued ordinary shares          ISSUER            YES             FOR                  FOR

in the authorized share capital of the Company (other

 than those specifically identified in ordinary

resolutions number 5.1 and 5.2) be and are hereby

placed under control of the Directors of the Company

who are authorized to allot and issue the ordinary

shares at their discretion until the next AGM of the

Company, subject to the provisions of the Companies

Act, 61 of 1973, as amended, the Banks Act, 94 of

1990, as amended and the Listings Requirements of the

 JSE Limited and subject to the a number of ordinary

shares able to be allotted and issued in terms of

this resolution being limited five percent (5%) of

the number of ordinary shares in issue at 31 DEC 2009

PROPOSAL #5.4: Approve the unissued non-redeemable            ISSUER            YES             FOR                  FOR

non-cumulative, non participating preference shares

(non-redeemable preference shares) in p authorized

share capital of the company be and are hereby placed

 under the control of the Directors of the Company

who are authorized to allot and issue the non-

redeemable preference shares at their discretion

until the next AGM of the Company, subject to the

provisions of the Companies Act. 61 of 1973, as

amended and the Listing Requirements of the JSE

PROPOSAL #5.5: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, to make payments to shareholders interims of

 Section 5.85(b) of the Listings Requirements of the

ISE Limited (the Listings Requirements), subject to

the provisions of the Companies Act, 61 of 1973, as

amended (the Companies Act), the Banks Act, 94 of

1990, as amended and the Listings Requirements,

including, amongst others, the following

requirements: (a) payments to shareholders in terms

of this resolution shall be made in terms of section

90 of the Companies Act and be made pro rata to all

shareholders; (b) in any one FY payments to

shareholders in terms of this resolution shall not

exceed a maximum of 20% of the Company's issued share

 capital, including reserves but excluding minority

interests, and revaluations of assets and intangible

assets that are not supported CONTD.

PROPOSAL #CONT: CONTD. by a valuation by an                        ISSUER             NO              N/A                  N/A

independent professional expert acceptable to the JSE

 Limited prepared within the last six months,

measured as at the beginning of such FY and

Authority to make payments to shareholders shall be

valid until the next AGM of the Company or for 15

months from the date of this resolution whichever

PROPOSAL #5.6: Approve, in terms of Schedule 14 of            ISSUER            YES             FOR                  FOR

JSE Listings Requirements and in accordance with

Section 222 of the Companies Act, Act 61 of 1973,

amended, where applicable that the provisions of the

Standard Bank Equity Growth Scheme are amended as

PROPOSAL #5.7: Approve, in terms of Schedule 14 of            ISSUER            YES             FOR                  FOR

the JSE Listings Requirements and in accordance with

Section 222 of the Companies Act, 61 of 1973, as

amended, where applicable that the provisions of the

Standard Bank Group Share Incentive Scheme are

amended as specified

PROPOSAL #S.6.1: Approve to increase the share                   ISSUER            YES             FOR                  FOR

capital of the Company, from ZAR 193,000,000 divided

into 1,750,000,000 ordinary shares of 10 cents each,

8,000,000 6,5% first cumulative preference shares of

ZAR 1 each and 1,000,000 non-redeemable, non-

cumulative preference shares of 1 cent each to ZAR

218,000,000 divided into 2,000,000,000 ordinary

shares of 10 cents each, 8,000,000 6,5% first

cumulative preference shares of ZAR 1 each and

1,000,000 non-redeemable, non-cumulative, non-

participating preference shares of 1 cent each and

that the Memorandum of Association of the Company be

amended accordingly

PROPOSAL #S.6.2: Approve, with effect from the date          ISSUER            YES             FOR                  FOR

of this AGM, as a general approval in terms of

Section 85(2) of the Companies Act, 61 of 1973, as

amended (the Companies Act), the acquisition by the

Company and, in terms of Section 89 of the Companies

Act, the acquisition by any subsidiary of the Company

 from time to time, of such number of ordinary shares

 issued by the Company and at such price and on such

other terms and conditions as the Directors may from

time to time determine, subject to the requirements

of the Companies Act, Banks Act, 94 of 1990, as

amended and the Listings Requirements of the JSE

Limited (the Listings Requirements), CONTD.

PROPOSAL #CONT: CONTD. which include, amongst others;        ISSUER             NO              N/A                  N/A

 any such acquisition will be implemented through the

 order book operated by the trading system of the JSE

 Limited and done without any prior understanding or

arrangement between the Company and the counterparty

 reported trades being prohibited ; the acquisition

must be authorized by the Company's Articles of

Association; the authority is limited to the purchase

 of the maximum of the 10% of the Company's issued

ordinary share capital in the any one FY, CONTD.

PROPOSAL #CONT: CONTD. acquisition must not be the            ISSUER             NO              N/A                  N/A

weighted average of the market value for the ordinary

 shares of the Company for the 5 business days

immediately preceding the date of acquisition; at any

 point in time, the Company may only appoint one

agent to effect any repurchase(s) on the Company's

behalf; the company or its subsidiary may not

repurchase securities during a prohibited period,

unless they have in place a repurchase programme

where the dates and quantities of securities to be

traded during the relevant period are fixed not

subject to any variation  and full details of the

programme have been disclosed in an announcement over

 the SENS prior to the commencement of the prohibited

PROPOSAL #CONT: CONTD. that an announcement                        ISSUER             NO              N/A                  N/A

containing full details of such acquisitions of

shares will be published as soon as the Company

and/or its subsidiary(ies) has/have acquired shares

constitution, on a cumulative basis, 3% of the number

 of shares in issue at the date of the general

meetings at which this special resolution is

considered and, if approved, passed, and for each 3%

in aggregate of the initial number acquired

PROPOSAL #CONT: CONTD. and in the case of an                       ISSUER             NO              N/A                  N/A

acquisition by a subsidiary of the Company, the

authority shall be valid only if: the subsidiary is

authorized by its Articles of Association; the

shareholders of the subsidiary have passed a special

resolution authorizing the acquisition and the number

 of shares to be acquired, is not more that 10% in

the aggregate of the number of issued shares of the

Company;  Authority shall be valid only until the

next AGM of the Company or is months from the date on

 which this resolution is passed, whichever is the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STANDEX INTERNATIONAL CORPORATION

  TICKER:                  SXI                 CUSIP:   854231107

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: CHARLES H. CANNON, JR.                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GERALD H. FICKENSCHER                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EDWARD J. TRAINOR                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT BY THE AUDIT         ISSUER            YES             FOR                  FOR

COMMITTEE OF DELOITTE & TOUCHE LLP AS INDEPENDENT

AUDITORS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STARBUCKS CORPORATION

  TICKER:                  SBUX               CUSIP:   855244109

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: HOWARD SCHULTZ             ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: BARBARA BASS                ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: WILLIAM W. BRADLEY      ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: MELLODY HOBSON             ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: KEVIN R. JOHNSON         ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: OLDEN LEE                      ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: SHERYL SANDBERG           ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: JAMES G. SHENNAN,        ISSUER            YES             FOR                  FOR

 JR.

PROPOSAL #1I: ELECTION OF DIRECTOR: JAVIER G. TERUEL         ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: MYRON E. ULLMAN,         ISSUER            YES             FOR                  FOR

III

PROPOSAL #1K: ELECTION OF DIRECTOR: CRAIG E. WEATHERUP      ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF DELOITTE & TOUCHE LLP          ISSUER            YES             FOR                  FOR

AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PROPOSAL #03: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         ABSTAIN           AGAINST

RECYCLING STRATEGY FOR BEVERAGE CONTAINERS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STATE BK INDIA

  TICKER:                  N/A                 CUSIP:   Y8161Z129

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Central Board's report, the         ISSUER            YES             FOR                  FOR

balance sheet and profit and loss account of the Bank

 made up to the 31 MAR 2010 and the Auditors' report

on the balance sheet and accounts

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STATOIL ASA

  TICKER:                  N/A                 CUSIP:   R4446E112

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the AGM by the Chair of the          ISSUER             NO              N/A                  N/A

corporate assembly

PROPOSAL #2: Election of a Chair of the meeting                  ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the notice and the agenda                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the registration of attending            ISSUER            YES             FOR                  FOR

shareholders and the proxies

PROPOSAL #5: Election of two persons to co-sign the          ISSUER            YES             FOR                  FOR

minutes together with the chair of the meeting

PROPOSAL #6: Approve the annual report and the                   ISSUER            YES             FOR                  FOR

accounts for Statoil Asa and the Statoil Group for

2009 including the Board of Directors proposal for

distribution of dividend

PROPOSAL #7: Approve the declaration on stipulation          ISSUER            YES             FOR                  FOR

of salary and other remuneration for Executive

PROPOSAL #8: Approve the determination of                            ISSUER            YES             FOR                  FOR

remuneration for the Company's Auditor

PROPOSAL #9.1: Election of Olaug Svarva as a Member          ISSUER            YES             FOR                  FOR

of the Corporate Assembly

PROPOSAL #9.2: Election of Idar Kreutzer as a Member         ISSUER            YES             FOR                  FOR

of the Corporate Assembly

PROPOSAL #9.3: Election of Karin Aslaksen as a Member        ISSUER            YES             FOR                  FOR

 of the Corporate Assembly

PROPOSAL #9.4: Election of Greger Mannsverk as a                ISSUER            YES             FOR                  FOR

Member of the Corporate Assembly

PROPOSAL #9.5: Election of Steinar Olsen as a Member         ISSUER            YES             FOR                  FOR

of the Corporate Assembly

PROPOSAL #9.6: Election of Ingvald Stroemmen as a              ISSUER            YES             FOR                  FOR

Member of the Corporate Assembly

PROPOSAL #9.7: Election of Rune Bjerke as a Member of        ISSUER            YES             FOR                  FOR

 the Corporate Assembly

PROPOSAL #9.8: Election of Tore Ulstein as a Member          ISSUER            YES             FOR                  FOR

of the Corporate Assembly

PROPOSAL #9.9: Election of Live Haukvik Aker as a              ISSUER            YES             FOR                  FOR

Member of the Corporate Assembly

PROPOSAL #9.10: Election of Siri Kalvig as a Member          ISSUER            YES             FOR                  FOR

of the Corporate Assembly

PROPOSAL #9.11: Election of Thor Oscar Bolstad as a          ISSUER            YES             FOR                  FOR

Member of the Corporate Assembly

PROPOSAL #9.12: Election of Barbro Haetta-Jacobsen as        ISSUER            YES             FOR                  FOR

 a Member of the Corporate Assembly

PROPOSAL #10: Approve the determination of                          ISSUER            YES             FOR                  FOR

remuneration for the Corporate Assembly

PROPOSAL #11.1: Election of Olaug Svarva as a Member         ISSUER            YES             FOR                  FOR

of the Nomination Committee until the AGM in 2012

PROPOSAL #11.2: Election of Bjoern Staale Haavik as a        ISSUER            YES             FOR                  FOR

 Member of the Nomination Committee until the AGM in

2012

PROPOSAL #11.3: Election of Tom Rathke as a Member of        ISSUER            YES             FOR                  FOR

 the Nomination Committee until the AGM in 2012

PROPOSAL #11.4: Election of Live Haukvik Aker as a            ISSUER            YES             FOR                  FOR

Member of the Nomination Committee until the AGM in

2012

PROPOSAL #12: Approve the determination of                          ISSUER            YES             FOR                  FOR

remuneration for the Nomination Committee

PROPOSAL #13: Grant authority to acquire Statoil                ISSUER            YES             FOR                  FOR

shares in the market in order to continue

implementation of the Share Saving Plan for employees

PROPOSAL #14: Grant autority to acquire Statoil                 ISSUER            YES             FOR                  FOR

shares in the market for annulment

PROPOSAL #15: Approve the changes to Articles of                ISSUER            YES             FOR                  FOR

Association: 1) Articles of Association Section 4; 2)

 Articles of Association Section 5; 3) Articles of

Association Section 7; 4) Articles of Association

Section 9; 5) Articles of Association Section 11

PROPOSAL #16: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES         AGAINST               FOR

PROPOSAL: approve the proposal from a Shareholder

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STATS CHIPPAC LTD

  TICKER:                  N/A                 CUSIP:   Y8162B113

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited financial statements          ISSUER            YES             FOR                  FOR

of stats Chippac for the FYE 27 DEC 2009, together

with the reports of the Directors and the Auditors

PROPOSAL #2.A: Re-elect Mr. Tan lay koon as Director         ISSUER            YES             FOR                  FOR

of the Company,who retire pursuant to Article 94 of

the Articles of Association of Stats Chippac

PROPOSAL #2.B: Re-elect Mr. Peter Seah Lim Huat as            ISSUER            YES             FOR                  FOR

Director of the Company,who retire pursuant to

Article 94 of the Articles of Association of Stats

PROPOSAL #3.A: Re-appoint Mr. Charles R. Wofford as          ISSUER            YES             FOR                  FOR

Director of the Company,who retire under Section

153(6) of the Companies Act, Chapter 50 of Singapore

 the Companies Act , to hold office from the date of

this AGM until the next AGM of Stats Chippac

PROPOSAL #3.B: Re-appoint Mr. R. Douglas Norby as              ISSUER            YES             FOR                  FOR

Director of the Company,who retire under Section

153(6) of the Companies Act, Chapter 50 of Singapore

 the Companies Act , to hold office from the date of

this AGM until the next AGM of Stats Chippac

PROPOSAL #4: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 Auditors to hold office until the conclusion of the

next AGM of stats Chippac at a remuneration to be

determined by the Board of Director'S upon the

recommendation of the Audit Committee of the Board of

 Directors

PROPOSAL #5: Approve Director'S fees totalling                   ISSUER            YES             FOR                  FOR

approximately USD 467,000 (approximately SGD 652,000

based on the exchange rate as of 11 MAR 2010) for the

 FYE 26 DEC 2010

PROPOSAL #6.A: Authorize the Directors to allot and          ISSUER            YES             FOR                  FOR

issue shares and to create and issue instruments and

to allot and issue shares in connection therewith

pursuant to Section 161 of the Companies Act to allot

 and issue shares in the capital of Stats Chippac

whether by way of rights, bonus or otherwise; and/or

make or grant offers, agreements or options

collectively, Instruments  that might or would

require shares to be issued, including but not

limited to the creation and issue of  as well as

adjustments to  warrants, debentures or other

instruments convertible into shares, at any time and

upon such terms and conditions and for such purposes

and to such persons as the Directors may in their

absolute discretion deem fit; and,  notwithstanding

the authority conferred by this resolution may have

PROPOSAL #6.B: Authorize to allot and issue shares            ISSUER            YES         AGAINST           AGAINST

pursuant to the stats Chippac Ltd. substitute share

purchase and option plan and the stats Chippac Ltd.

substitute equity incentive plan that to allot and

issue from time to time such number of shares of

stats Chippac as may be required to be issued

pursuant to the exercise of the options under the

PROPOSAL #6.C: Authorize the Directors to allot and          ISSUER            YES         AGAINST           AGAINST

issue shares pursuant to the stats Chippac Ltd Share

Option Plan that the Director'S be and are hereby

authorized to allot and issue from time to time such

number of shares of stats Chippac as may be required

to be issued pursuant to the exercise of the options

under the Share Option Plan

PROPOSAL #6.D: Authorize the Directors the grant                ISSUER            YES         AGAINST           AGAINST

performance shares and allot and issue shares

pursuant to the stats Chippac Ltd. performance share

plan 2009 to grant performance shares, which

represent unfunded and unsecured rights to receive

ordinary shares of stats Chippac , free of payment,

in accordance with the rules of the PSP 2009, and to

allot and issue from time to time such number of

fully paid-up ordinary shares in the capital of stats

 Chippac as may be required or allowed to be allotted

 and issued pursuant to the rules of the PSP 2009

PROPOSAL #6.E: Authorize the Directors to award and          ISSUER            YES         AGAINST           AGAINST

allot and issue shares pursuant to the stats Chippac

Ltd. equity grant plan for Non-Executive Directors to

 make offers to selected Directors of stats Chippac

who perform a Non-Executive function to participate

in the ned equity grant plan in accordance with the

rules of the ned equity grant plan, and to allot and

issue from time to time such number of fully paid-up

ordinary shares in the capital of stats Chippac as

may be required or allowed to be allotted and issued,

 free of payment, pursuant to the rules of the ned

equity grant plan

PROPOSAL #7: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STHREE PLC

  TICKER:                  N/A                 CUSIP:   G8499E103

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited accounts for the FYE        ISSUER            YES             FOR                  FOR

 29 NOV 2009

PROPOSAL #2: Approve the Directors' Remuneration                ISSUER            YES             FOR                  FOR

Report for the FYE 29 NOV 2009

PROPOSAL #3: Re-election of Sunil Wickremeratne as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Re-election of Tony Ward as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-election of Alicja Lesniak as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 LLP as the Auditors

PROPOSAL #7: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors' remuneration

PROPOSAL #8: Authorize the Company to make political         ISSUER            YES             FOR                  FOR

donations and incur political expenditure

PROPOSAL #9: Approve the offers of minority interests        ISSUER            YES             FOR                  FOR

 in certain subsidiaries of the Company

PROPOSAL #10: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Authorize the Directors to disapply          ISSUER            YES             FOR                  FOR

statutory pre-emption rights

PROPOSAL #S.12: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.13: Approve to convene a general meeting         ISSUER            YES             FOR                  FOR

on 14 days

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STORA ENSO OYJ, HELSINKI

  TICKER:                  N/A                 CUSIP:   X21349117

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Matters of order for the meeting                      ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to confirm the                 ISSUER             NO              N/A                  N/A

minutes and to supervise the counting of votes

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the annual accounts and         ISSUER             NO              N/A                  N/A

the report of the Board of Directors and the

auditor's report for the year 2009

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve to pay EUR 0.20 per share as              ISSUER            YES             FOR                  FOR

capital return

PROPOSAL #9: Grant discharge from Liability                         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the remuneration of Board                 ISSUER            YES             FOR                  FOR

members

PROPOSAL #11: Approve the number of Board members               ISSUER            YES             FOR                  FOR

PROPOSAL #12: Re-elect Messrs. G. Brock, B.Kantola,          ISSUER            YES             FOR                  FOR

J. Rantanen, H.Straberg, M.Vuoria, M. Wallenberg as

the Board Members and elect C. Grasso and M. Makinen

as the new Members of Board

PROPOSAL #13: Approve the remuneration of Auditor               ISSUER            YES             FOR                  FOR

PROPOSAL #14: Re-elect Authorized Public Accountants         ISSUER            YES             FOR                  FOR

Deloitte and Touche Oy as a Auditor

PROPOSAL #15: Appoint the Nomination Committee                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #16: Amend the Articles of Association                  ISSUER            YES             FOR                  FOR

PROPOSAL #17: Decision making order                                       ISSUER             NO              N/A                  N/A

PROPOSAL #18: Closing of Meeting                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO CORPORATION (SUMITOMO SHOJI KAISHA,LTD.)

  TICKER:                  N/A                 CUSIP:   J77282119

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Issuing New Share Acquisition Rights in        ISSUER            YES             FOR                  FOR

 the Form of Stock Options to the Company's Directors

PROPOSAL #6.: Issuing New Share Acquisition Rights in        ISSUER            YES             FOR                  FOR

 the Form of Stock Options for a Stock-Linked

Compensation Plan to the Company's Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO ELECTRIC INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J77411114

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO FORESTRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J77454122

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO MITSUI FINANCIAL GROUP,INC.

  TICKER:                  N/A                 CUSIP:   J7771X109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES         ABSTAIN           AGAINST

Earnings

PROPOSAL #2.: Amend Articles to: Increase Capital              ISSUER            YES         ABSTAIN           AGAINST

Shares to be issued to 3,000,634,001 shs., Eliminate

Articles Related to The Type 4 Preference Shares

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES         ABSTAIN           AGAINST

Allowance for Retiring Directors

PROPOSAL #5.: Final Payment of Retirement Benefits to        ISSUER            YES         ABSTAIN           AGAINST

 Directors and Corporate Auditors in Conjunction with

 the Abolishment of the Retirement Benefits Program

for Directors and Corporate Auditors, and

Determination of the Amount of Compensation relevant

to and the Specific Conditions of Stock Acquisition

Rights as Stock Options Offered to Directors and

Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUN INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   S8250P120

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Re-elect Dr. N. N. Gwagwa as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Re-elect Mr. M. V. Moosa as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Re-elect Mr. D. M. Nurek as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Re-elect Mr. G. R. Rosenthal as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.: Approve the Directors fees                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers Inc          ISSUER            YES             FOR                  FOR

as the Independent Auditors of the Company to hold

office until the conclusion of the next AGM in

accordance with the audit committee's nomination, it

being noted that Mr. DB von Hoesslin is the

individual registered auditor and member of the

aforegoing firm who undertakes the audit

PROPOSAL #S.1: Grant authority to repurchase shares           ISSUER            YES             FOR                  FOR

PROPOSAL #S.2: Approve to sanction the Company giving        ISSUER            YES             FOR                  FOR

 financial assistance

PROPOSAL #S.3: Approve the Directors interests                    ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Authorize the Directors or Company                ISSUER            YES             FOR                  FOR

Secretary to implement resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUNCOR ENERGY INC

  TICKER:                  N/A                 CUSIP:   867224107

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Mel E. Benson as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of Brian A. Canfield as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Dominic D'Alessandro as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of John T. Ferguson as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of W. Douglas Ford as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Richard L. George as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Paul Haseldonckx as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of John R. Huff as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Election of Jacques Lamarre as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Election of Brian F. MacNeill as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.11: Election of Maureen McCaw as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.12: Election of Michael W.O'Brien as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.13: Election of James W. Simpson as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.14: Election of Eira Thomas as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 LLP as an Auditor for the ensuing year and authorize

 the directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUPERIOR INDUSTRIES INTERNATIONAL, INC.

  TICKER:                  SUP                 CUSIP:   868168105

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: SHELDON I. AUSMAN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: V. BOND EVANS                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL J. JOYCE                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVAL OF BYLAW AMENDMENT TO REDUCE          ISSUER            YES             FOR                  FOR

BOARD SIZE.

PROPOSAL #03: APPROVAL OF SHAREHOLDER PROPOSAL TO          SHAREHOLDER        YES         AGAINST               FOR

CHANGE VOTING STANDARD FOR DIRECTOR ELECTIONS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUPERVALU INC.

  TICKER:                  SVU                 CUSIP:   868536103

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: DONALD R. CHAPPEL        ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: IRWIN S. COHEN             ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: RONALD E. DALY             ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: SUSAN E. ENGEL             ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: CRAIG R. HERKERT         ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: CHARLES M. LILLIS        ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: STEVEN S. ROGERS         ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: MATTHEW E. RUBEL         ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: WAYNE C. SALES             ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: KATHI P. SEIFERT         ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF APPOINTMENT OF KPMG LLP        ISSUER            YES             FOR                  FOR

 AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.

PROPOSAL #03: TO CONSIDER AND VOTE ON A MANAGEMENT            ISSUER            YES             FOR                  FOR

PROPOSAL TO CONDUCT A TRIENNIAL ADVISORY VOTE ON

EXECUTIVE COMPENSATION AS DESCRIBED IN THE ATTACHED

PROXY STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SVENSKA HANDELSBANKEN AB, STOCKHOLM

  TICKER:                  N/A                 CUSIP:   W90937181

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of Mr. Sven Unger as a                     ISSUER             NO              N/A                  N/A

Chairman of the meeting

PROPOSAL #3.: Establishment and approval of the list         ISSUER             NO              N/A                  N/A

of voters

PROPOSAL #4.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of persons to countersign                ISSUER             NO              N/A                  N/A

minutes

PROPOSAL #6.: Approve to determine whether the                   ISSUER             NO              N/A                  N/A

meeting has been duly called

PROPOSAL #7.: Presentation of the annual accounts and        ISSUER             NO              N/A                  N/A

 Auditors report and the consolidated annual accounts

 and the auditors report for the group, for 2009. in

connection with this: a presentation of the past

years work by the board and its committees; a speech

by the group chief executive, and any questions from

shareholders to the board and senior management of

the bank; a presentation of audit work during 2009

PROPOSAL #8.: Adopt the income statement and the                ISSUER            YES             FOR                  FOR

balance sheet, as well as the consolidated income

statement and consolidated balance sheet

PROPOSAL #9.: Declare a dividend of SEK 8 per share,         ISSUER            YES             FOR                  FOR

and the Tuesday, 04 MAY be the Record day for

receiving of dividends; if the meeting resolves in

accordance with the proposal Euroclear expects to

distribute the dividend on Friday, 07 MAY 2010

PROPOSAL #10.: Approve to release from liability for         ISSUER            YES             FOR                  FOR

the Members of the Board and the Group Chief

Executive for the period referred to in the financial

PROPOSAL #11.: Authorize the Board to resolve on                ISSUER            YES             FOR                  FOR

acquisition and divestment of shares in the bank

PROPOSAL #12.: Approve the acquisition of shares in          ISSUER            YES             FOR                  FOR

the bank for the banks trading book pursuant to

Chapter 7, Section 6 of the Swedish securities market

 Act

PROPOSAL #13.: Approve that the AGM resolve that the         ISSUER            YES             FOR                  FOR

Board comprise an unchanged number [12] of Members

PROPOSAL #14.: Approve the fees as follows: SEK                 ISSUER            YES             FOR                  FOR

2,350,000 to the Chairman, SEK 675,000 to each of the

 two vice Chairman, and SEK 450,000 to each of the

remaining members; for committee work, the following

fees are proposed SEK 250,000 to each member of the

credit committee, SEK 100,000 to each member of the

remuneration committee, SEK 175,000 to the Chairman

of the Audit Committee, and SEK 125,000 to the

remaining members of the audit committee; in all

cases, the proposed amounts are unchanged from the

resolutions of the AGM in 2008 and 2009; the

nomination committee proposes that the meeting

resolve on remuneration to be paid to the Auditors on

PROPOSAL #15.: Re-elect all Board Members and Mr.              ISSUER            YES         AGAINST           AGAINST

Hans Larsson, as the Chairman

PROPOSAL #16.: Approve the guidelines for                            ISSUER            YES             FOR                  FOR

remuneration to Senior Management, as specified

PROPOSAL #17.: Appoint the Auditors in foundations            ISSUER            YES             FOR                  FOR

and their associated management

PROPOSAL #18.: Approve the decision on how the                   ISSUER            YES             FOR                  FOR

nomination committee is to be appointed

PROPOSAL #19.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Approve that the general

meeting resolve that SEK 2 Million be allocated to a

fund/ foundation which would aim to prevent crimes of

 violence and to prevent errors or negligence in the

exercising the public authority at municipal level

PROPOSAL #20.: Closing of the meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SYNDICATE BANK LTD

  TICKER:                  N/A                 CUSIP:   Y8345G112

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the balance sheet of the Bank as          ISSUER            YES             FOR                  FOR

at 31 MAR 2010 and the profit & loss account of the

Bank for the YE on that date, the report of the Board

 of Directors on the working and activities of the

Bank for the period covered by the accounts and the

Auditors' report on the balance sheet and accounts

PROPOSAL #2: Declare dividend for the FY 2009-10                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAISHIN FINANCIAL HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y84086100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

consolidated financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution:         ISSUER            YES             FOR                  FOR

stock dividend: 110 FOR 1,000 shares held

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings

PROPOSAL #B51.1: Election of Thomas T.L. Wu as a                ISSUER            YES             FOR                  FOR

Director, Bo-Ri Co., LTD. Shareholder NO.:016576

PROPOSAL #B51.2: Election of  Weijian Shan as a                 ISSUER            YES             FOR                  FOR

Director, Tpg Newbridge Taishin Holdings I, Ltd.

Shareholder No:323342

PROPOSAL #B51.3: Election of  Jui-Sung Kuo as a                 ISSUER            YES             FOR                  FOR

Director, Tong Shan Investment Co. Ltd Shareholder

No.:014122

PROPOSAL #B51.4: Election of  Cheng-Ching Wu as a              ISSUER            YES             FOR                  FOR

Director, Tai-Ho Investment Co. Ltd. Shareholder

No.:070384

PROPOSAL #B51.5: Election of Steve S.F. Shieh as a            ISSUER            YES             FOR                  FOR

Director, Hsiang-Chao Investment Co. Ltd. Shareholder

 No:345123

PROPOSAL #B51.6: Election of  Keh-Hsiao Lin as a                ISSUER            YES             FOR                  FOR

Director, Pan City Co., Ltd. Shareholder No:000004

PROPOSAL #B52.1: Election of  Chih Kang Wang as an            ISSUER            YES             FOR                  FOR

Independent Director shareholder No: F103335168

PROPOSAL #B52.2: Election of  Lin Neng Pai as an                ISSUER            YES             FOR                  FOR

Independent Director shareholder No: R100981774

PROPOSAL #B53.1: Election of  Chu-Chan Wang as a                ISSUER            YES             FOR                  FOR

Supervisor, Master Advisor Management Consulting Co.,

 Ltd. Shareholder No:014144

PROPOSAL #B53.2: Election of  Long-Su Lin as a                   ISSUER            YES             FOR                  FOR

Supervisor, Taishin International Investment and

Development Co. Ltd. Shareholder No:276571

PROPOSAL #B.6: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN SEMICONDUCTOR MFG CO  LTD

  TICKER:                  N/A                 CUSIP:   Y84629107

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the business of         ISSUER             NO              N/A                  N/A

2009

PROPOSAL #A.2: Receive the 2009 audited reports                 ISSUER             NO              N/A                  N/A

reviewed by the Supervisors

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 earnings                              ISSUER            YES             FOR                  FOR

distribution; proposed cash dividend: TWD 3 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the policies and              ISSUER            YES             FOR                  FOR

procedures for financial derivatives transactions

PROPOSAL #B.5: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN SEMICONDUCTOR MFG. CO. LTD.

  TICKER:                  TSM                 CUSIP:   874039100

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO ACCEPT 2009 BUSINESS REPORT AND                ISSUER            YES             FOR                  FOR

FINANCIAL STATEMENTS

PROPOSAL #02: TO APPROVE THE PROPOSAL FOR                            ISSUER            YES             FOR                  FOR

DISTRIBUTION OF 2009 PROFITS

PROPOSAL #03: TO REVISE THE ARTICLES OF INCORPORATION        ISSUER            YES             FOR                  FOR

PROPOSAL #04: TO REVISE THE POLICIES AND PROCEDURES          ISSUER            YES             FOR                  FOR

FOR FINANCIAL DERIVATIVES TRANSACTIONS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIYO NIPPON SANSO CORPORATION

  TICKER:                  N/A                 CUSIP:   J55440119

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAKASAGO THERMAL ENGINEERING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J81023111

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Directors, and Special Payment for

Deceased Chairperson

PROPOSAL #7: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TDK CORPORATION

  TICKER:                  N/A                 CUSIP:   J82141136

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Issuance of Share Acquisition          ISSUER            YES             FOR                  FOR

Rights as Stock Options

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TECH DATA CORPORATION

  TICKER:                  TECD               CUSIP:   878237106

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: TO ELECT CHARLES E. ADAIR AS A DIRECTOR        ISSUER            YES             FOR                  FOR

 TO SERVE FOR A THREE-YEAR TERM EXPIRING AT THE 2013

ANNUAL MEETING

PROPOSAL #1B: TO ELECT MAXIMILIAN ARDELT AS A                     ISSUER            YES             FOR                  FOR

DIRECTOR TO SERVE FOR A THREE-YEAR TERM EXPIRING AT

THE 2013 ANNUAL MEETING

PROPOSAL #1C: TO ELECT HARRY J. HARCZAK, JR. AS A              ISSUER            YES             FOR                  FOR

DIRECTOR TO SERVE FOR A THREE-YEAR TERM EXPIRING AT

THE 2013 ANNUAL MEETING

PROPOSAL #1D: TO ELECT SAVIO W. TUNG AS A DIRECTOR TO        ISSUER            YES             FOR                  FOR

 SERVE FOR A ONE-YEAR TERM EXPIRING AT THE 2011

ANNUAL MEETING

PROPOSAL #02: TO RATIFY THE SELECTION BY THE AUDIT            ISSUER            YES             FOR                  FOR

COMMITTEE OF ERNST & YOUNG LLP AS THE INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR

 ENDING JANUARY 31, 2011.

PROPOSAL #03: TO VOTE, ON AN ADVISORY BASIS, FOR THE         ISSUER            YES             FOR                  FOR

RATIFICATION OF THE COMPENSATION AWARDED TO THE NAMED

 EXECUTIVE OFFICERS FOR THE FISCAL YEAR ENDED JANUARY

 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELECOM CORPORATION OF NEW ZEALAND LTD

  TICKER:                  N/A                 CUSIP:   Q89499109

  MEETING DATE:      10/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors, KPMG

PROPOSAL #2.: Re-elect Mr. Wayne Boyd as a Director          ISSUER            YES             FOR                  FOR

of Telecom

PROPOSAL #3.: Re-elect Mr. Ron Spithill as a Director        ISSUER            YES             FOR                  FOR

 of Telecom

PROPOSAL #4.: Re-elect Dr. Sachio Semmoto as a                   ISSUER            YES             FOR                  FOR

Director of Telecom

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES         AGAINST               FOR

PROPOSAL: Elect Dr. Tim Rooke as a Director of Telecom

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELECOM ITALIA SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T92778108

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #o.1: The documentation regarding the                   ISSUER             NO              N/A                  N/A

financial statements for the year ended 31 DEC 2009

will be made available within applicable legal time

limits.

PROPOSAL #o.2: Following the resignation tendered by         ISSUER             NO              N/A                  N/A

a Director (Stefano Cao), it is proposed that Mauro

Sentinelli be appointed Director of the Company's

Board for the remainder of the term of office of the

currently serving Board of Directors (and thus until

the approval of the accounts at 31 DEC 2010).

PROPOSAL #o.3: The issue of the report on the                     ISSUER             NO              N/A                  N/A

accounts at 31 December 2009 shall mark the expiry of

 the appointment as Auditors of Reconta Ernst & Young

 S.p.A. The Shareholders' Meeting is asked to appoint

 new independent auditors for the nine-year period

2010-2018 on the basis of the reasoned proposal put

forward by the Board of Auditors. Such internal

control body has submitted to the Board of Directors

a proposal to appoint PricewaterhouseCoopers S.p.A.

for consideration of 1,811,300 Euro (excluding VAT

and expenses) for each year of the nine-year period

2010-2018, for the auditing of the separate financial

 statement of Telecom Italia S.p.A. and the

consolidated financial statement of the Telecom

Italia Group; limited auditing of the half-yearly

condensed consolidated financial statement of the

Telecom Italia Group; the auditing of Form 20-F drawn

 up in accordance with the applicable US

requirements; the attestation on the internal

controls in accordance with Section 404 of the

PROPOSAL #o.4: The Shareholders' Meeting is asked to         ISSUER             NO              N/A                  N/A

resolve on the launch of the 2010-2014 public

shareholding plan for employees. The plan calls for a

 subscription offering reserved for employees of a

maximum of 31,000,000 ordinary shares at a discount

of 10% off the market price, up to a maximum limit of

 Euro 3,000 per employee, with an installment option.

 Subscribers who retain their shares for one year,

subject to remaining in the Company's employ, shall

receive one ordinary bonus share for every three

shares subscribed for cash.

PROPOSAL #o.5: It is proposed that the Shareholders'         ISSUER             NO              N/A                  N/A

Meeting approve the 2010-2015 long-term incentive

plan reserved for a selected portion of Telecom

Italia's executives. The plan calls for beneficiaries

 to be granted a cash bonus based on three-year

performances (2010-2012) according to predetermined

parameters, with the option to invest 50% of the

bonus accrued in newly issued ordinary shares at

market prices, up to a maximum amount of Euro 5

million. Subscribers who retain their shares for two

years, subject to remaining in the Company's employ,

shall be granted one ordinary bonus share for each

share subscribed for cash.

PROPOSAL #e.1: Amendment of Article 5 of the Bylaws -        ISSUER             NO              N/A                  N/A

 related and consequent resolutions: In connection

with the 2010-2014 public shareholding plan for

employees and the 2010-2015 long-term incentive plan

and, more generally, in order to provide the

Shareholders Meeting with an additional operational

tool, it is proposed that Article 5 of the Bylaws be

amended to allow the allocation of profits to the

employees of the Company or its subsidiaries through

bonus share grants pursuant to Article 2349 of the

Italian Civil Code. The proposed amendment shall not

give rise to the right of withdrawal.

PROPOSAL #e.2: It is proposed that the Shareholders'         ISSUER             NO              N/A                  N/A

Meeting - by amending Article 5 of the Bylaws subject

 to a single vote authorize the Board of Directors to

 increase share capital as follows: - in the service

of the 2010-2014 public shareholding plan for

employees, (i) for cash by issuing a maximum of

31,000,000 ordinary shares, pre-emption rights

excluded, to be offered for subscription to plan

beneficiaries and, subsequently, (ii) in the maximum

amount of Euro 5,683,333.15 through the allocation of

 the corresponding maximum amount of profit pursuant

to Article 2349 of the Italian Civil Code, by issuing

 the number of ordinary shares required to grant one

bonus share per every three shares subscribed for

cash; - in the service of the 2010-2015 long-term

incentive plan, (i) for cash by issuing ordinary

shares in the maximum amount of Euro 5.000,000, pre-

emption rights excluded, to be offered for

subscription to plan beneficiaries and, subsequently,

 (ii) in the maximum amount of Euro 5.000,000 through

 the allocation of the corresponding maximum amount

of profit pursuant to Article 2349 of the Italian

Civil Code, by issuing the number of  ordinary shares

 required to grant one bonus share per each share

subscribed for cash. The foregoing amendments to the

Bylaws shall not entitle shareholders who do not vote

 in favour thereof to withdraw.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELECOM ITALIA SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T92778124

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the report on the reserve set          ISSUER             NO              N/A                  N/A

up for the expenses necessary to safeguard the common

 interests of the holders of savings shares

PROPOSAL #2.: Appointment of the common                               ISSUER             NO              N/A                  N/A

representative, related and consequent resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEFON AB L.M.ERICSSON

  TICKER:                  N/A                 CUSIP:   W26049119

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Michael Treschow as a                   ISSUER            YES             FOR                  FOR

Chairman of the meeting

PROPOSAL #2: Preparation and approval of the voting          ISSUER             NO              N/A                  N/A

list

PROPOSAL #3: Approval of the agenda of the Meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #4: Determination whether the Meeting has            ISSUER             NO              N/A                  N/A

been properly convened

PROPOSAL #5: Election of 2 persons approving the                ISSUER             NO              N/A                  N/A

minutes

PROPOSAL #6: Presentation of the annual report, the          ISSUER             NO              N/A                  N/A

Auditors' report, the consolidated accounts, the

Auditors' report on the consolidated accounts and the

 Auditors' presentation of the audit work during 2009

PROPOSAL #7: The President's speech and questions by         ISSUER             NO              N/A                  N/A

the shareholders to the Board of Directors and the

management

PROPOSAL #8.1: Adopt the profit and loss statement            ISSUER            YES             FOR                  FOR

and the balance sheet, the consolidated profit and

loss statement and the consolidated balance sheet

PROPOSAL #8.2: Grant discharge of liability for the          ISSUER            YES             FOR                  FOR

Members of the Board of Directors and the President

PROPOSAL #8.3: Approve a dividend of SEK 2.00 per              ISSUER            YES             FOR                  FOR

share and Friday, 16 APR 2010, as record date for

dividend, assuming this date will be the record day,

Euroclear Sweden AB (formerly VPC AB) is expected to

disburse dividends on Wednesday, 21 APR 2010

PROPOSAL #9.1: Approve the number of Board Members to        ISSUER            YES             FOR                  FOR

 be elected by the Meeting be 12 and no Deputy

Directors be elected

PROPOSAL #9.2: Approve the fees to the non-employed          ISSUER            YES             FOR                  FOR

Board Members and to the non-employed Members of the

Committees to the Board of Directors elected by the

Meeting remain unchanged and be paid as: SEK

3,750,000 to the Chairman of the Board of Directors;

SEK 750,000 each to the other Board Members; SEK

350,000 to the Chairman of the Audit Committee; SEK

250,000 each to other Members of the Audit Committee;

 and SEK 125,000 each to the Chairmen and other

Members of the Finance and Remuneration Committee, as

PROPOSAL #9.3: Re-elect Michael Treschow as the                 ISSUER            YES             FOR                  FOR

Chairman of the Board of Directors; and re-election

of Messrs. Roxanne S. Austin, Sir Peter L. Bonfield,

Borje Ekholm, Ulf J. Johansson, Sverker Martin-Lof,

Nancy McKinstry, Anders Nyren, Carl-Henric Svanberg

and Marcus Wallenberg and election of Hans Vestberg

and Michelangelo Volpi as the new Members of the

Board of Directors

PROPOSAL #9.4: Approve the procedure on appointment          ISSUER            YES             FOR                  FOR

of the Nomination Committee, in substance as: the

Company shall have a Nomination Committee of no less

than 5 Members, 1 Member shall be the Chairman of the

 Board of Directors as specified

PROPOSAL #9.5: Approve that no remuneration be paid          ISSUER            YES             FOR                  FOR

to the Nomination Committee Members, however, the

Company shall bear the expenses related to the work

of the Nomination Committee

PROPOSAL #9.6: Approve to pay, like previous years,          ISSUER            YES             FOR                  FOR

the Auditor fees against approved account

PROPOSAL #10: Approve the guidelines for remuneration        ISSUER            YES             FOR                  FOR

 and other employment terms for the senior management

 for the period up to the 2011 AGM, compared to the

guidelines resolved by the 2009 AGM, these guidelines

 have been restructured and rephrased to better

demonstrate the basic principles for remuneration

within the Ericsson Group as specified

PROPOSAL #11.1: Approve the implementation of the              ISSUER            YES             FOR                  FOR

Stock Purchase Plan as specified

PROPOSAL #11.2: Approve the transfer of Treasury                ISSUER            YES             FOR                  FOR

Stock as specified

PROPOSAL #11.3: Approve, in the event that the                   ISSUER            YES         AGAINST           AGAINST

required majority is not reached under resolution

11.2, the financial exposure of the Stock Purchase

Plan shall be hedged by the Company entering into an

equity swap agreement with a third party, under which

 the third party shall, in its own name, acquire and

transfer shares in the Company to employees covered

by the Stock Purchase Plan

PROPOSAL #11.4: Approve the implementation of the Key        ISSUER            YES             FOR                  FOR

 Contributor Retention Plan as specified

PROPOSAL #11.5: Approve the:  a  transfer of treasury        ISSUER            YES             FOR                  FOR

 stock to employees transfer of no more than

6,500,000 shares of series B in the Company to

employees on the same terms and conditions as in

resolution 11.2 and in accordance with resolution

11.4;  b  transfer of treasury stock on an exchange

Transfer of no more than 1,300,000 shares of series B

 in the Company on an exchange on the same terms and

conditions as in resolution 11.2

PROPOSAL #11.6: Approve, in the event that the                   ISSUER            YES         AGAINST           AGAINST

required majority is not reached under resolution

11.5, the financial exposure of the Key Contributor

Retention Plan shall be hedged by the Company

entering into an equity swap agreement with a third

party, under which the third party shall, in its own

name, acquire and transfer shares in the Company to

employees covered by the Key Contributor Retention

PROPOSAL #11.7: Approve the implementation of the              ISSUER            YES             FOR                  FOR

Executive Performance Stock Plan as specified

PROPOSAL #11.8: Approve the of no more than 3,500,000        ISSUER            YES             FOR                  FOR

 shares of series B in the Company to employees on

the same terms and conditions as those in resolution

11.2 and in accordance with resolution 11.7; and

transfer of no more than 900,000 shares of series B

in the Company on an exchange on the same terms and

conditions as those in resolution 11.2

PROPOSAL #11.9: Approve, in the event that the                   ISSUER            YES         AGAINST           AGAINST

required majority is not reached under item 11.8

above, the financial exposure of the Executive

Performance Stock Plan shall be hedged by the Company

 entering into an equity swap agreement with a third

party, under which the third party shall, in its own

name, acquire and transfer shares in the Company to

employees covered by the Executive Performance Stock

Plan

PROPOSAL #12: Approve to transfer of treasury stock          ISSUER            YES             FOR                  FOR

in relation to the resolutions on the Long Term

Incentive Plan 2006 and the Long Term Variable

Compensation Programs 2007, 2008 and 2009 as specified

PROPOSAL #13: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: authorize the Board of

Directors to review how shares are to be given equal

voting rights and to present a proposal to that

effect at the next AGM of Shareholders

PROPOSAL #14: Close of the Meeting                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEFONICA SA, MADRID

  TICKER:                  N/A                 CUSIP:   879382109

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the individual annual accounts,         ISSUER            YES             FOR                  FOR

the consolidated financial statements [consolidate

annual accounts] and the management report of

Telefonica, S.A and of its consolidated group of

Companies, as well as of the proposed allocation of

the profit/losses of Telefonica, S.A and the

management of its Board of Directors, all with

respect in fiscal year 2009

PROPOSAL #2: Approve the Compensation of                              ISSUER            YES             FOR                  FOR

shareholders, distribution of a dividend to be

charged to unrestricted reserves

PROPOSAL #3: Authorize the acquisition of the                     ISSUER            YES             FOR                  FOR

Company's own shares, directly or through Companies

of the Group

PROPOSAL #4: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

issue debentures, bonds, notes and other fixed-income

 securities, be they simple, exchangeable and or

convertible, granting the Board in the last case, the

 power to exclude the pre-emptive rights of share

holders, as well as the power to issue preferred

shares and the power to guarantee issuances by the

Companies of the Group

PROPOSAL #5: Re-elect the Auditor for FY 2010                      ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the delegation of powers to                ISSUER            YES             FOR                  FOR

formalize, interpret, correct and implement the

resolutions adopted by the general shareholder'

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEKOM MALAYSIA BHD

  TICKER:                  N/A                 CUSIP:   Y8578H118

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2009 together with the reports of

 the Directors and the Auditors thereon

PROPOSAL #2: Declare a final gross dividend of 13.0          ISSUER            YES             FOR                  FOR

sen per share  less 25.0% Income Tax in  respect of

the FYE 31 DEC 2009

PROPOSAL #3: Re-elect Datuk Dr Halim Shafie, who was         ISSUER            YES             FOR                  FOR

appointed to the Board during the year and who

retires pursuant to Article 98(2) of the Company's

Articles of Association

PROPOSAL #4: Re-elect Dato' Zalekha Hassan as a                 ISSUER            YES             FOR                  FOR

Director, who retire by rotation pursuant to Article

103 of the Company's Articles of Association

PROPOSAL #5: Re-elect YB Datuk Nur Jazlan Tan Sri              ISSUER            YES         AGAINST           AGAINST

Mohamed as a Director, who retire by rotation

pursuant to Article 103 of the Company's Articles of

PROPOSAL #6: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of MYR 1,116,000.00 for the FYE 31 DEC 2009

PROPOSAL #7: Re-appoint Messrs.                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers having consented to act as

Auditors of the Company for the FYE 31 DEC 2010 and

authorize the Directors to fix their remuneration

PROPOSAL #8: Approve, subject to the Main Market                ISSUER            YES             FOR                  FOR

Listing Requirements of Bursa Malaysia Securities

Berhad (Bursa Securities), for Telekom Malaysia

Berhad (the Company) and/or its subsidiaries to enter

 into recurrent related party transactions of a

revenue or trading nature as set out in APPENDIX I of

 the Circular to Shareholders dispatched together

with the Company's 2009 Annual Report, which are

necessary for the day-to-day operations provided such

 transactions are entered into in the ordinary course

 of business and are on normal commercial terms not

more favourable to the related party than those

generally available to the public and are not

detrimental to the minority shareholders of the

PROPOSAL #S.1: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company in the form and manner as set out in

APPENDIX II of the Circular to Shareholders

dispatched together with the Company's 2009 Annual

Report; and authorize the Board of Directors of the

Company to do all such acts, deeds and things as are

necessary and/or expedient in order to give full

effect to the Proposed Amendments to the Articles

with full powers to assent to any conditions,

modifications and/or amendments as may be required by

 any relevant authorities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEPHONE AND DATA SYSTEMS, INC.

  TICKER:                  TDS                 CUSIP:   879433100

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: C.A. DAVIS                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: C.D. O'LEARY                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: G.L. SUGARMAN                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: H.S. WANDER                                           ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFY ACCOUNTANTS FOR 2010.                           ISSUER            YES             FOR                  FOR

PROPOSAL #03: SHAREHOLDER PROPOSAL RELATED TO CALLING   SHAREHOLDER        YES         AGAINST               FOR

 OF MEETINGS BY SHAREHOLDERS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELETECH HOLDINGS, INC.

  TICKER:                  TTEC               CUSIP:   879939106

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: KENNETH D. TUCHMAN                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES E. BARLETT                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM LINNENBRINGER                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RUTH C. LIPPER                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SHRIKANT MEHTA                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANJAN MUKHERJEE                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT M. TAROLA                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SHIRLEY YOUNG                                       ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF                          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.

PROPOSAL #03: TO APPROVE THE TELETECH HOLDINGS, INC.         ISSUER            YES             FOR                  FOR

2010 EQUITY INCENTIVE PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEVISION BROADCASTS LTD

  TICKER:                  N/A                 CUSIP:   Y85830100

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the report of the Directors and the Independent

Auditors' report for the YE 31 DEC 2009

PROPOSAL #2: Approve to declare a final dividend for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #3.1: Election of Ms. Vivien Chen Wai Wai as        ISSUER            YES             FOR                  FOR

 a Directors

PROPOSAL #3.2: Election of Mr. Mark Lee Po On as a            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.1: Re-election of Dr. Norman Leung Nai            ISSUER            YES             FOR                  FOR

Pang as a Director, who retires by rotation

PROPOSAL #4.2: Re-election of Mr. Edward Cheng Wai            ISSUER            YES             FOR                  FOR

Sun as Director, who retires by rotation

PROPOSAL #5: Approve the Chairman's fee                                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve to increase in Director's fee             ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 as the Auditors of the Company and authorize

Directors to fix their remuneration

PROPOSAL #8: Grant a general mandate to Directors to         ISSUER            YES             FOR                  FOR

issue additional shares

PROPOSAL #9: Grant a general mandate to Directors to         ISSUER            YES             FOR                  FOR

repurchase issued shares

PROPOSAL #10: Authorize the Directors under                        ISSUER            YES             FOR                  FOR

Resolution 8 to extend the shares repurchased under

the authority under Resolution 9

PROPOSAL #11: Approve to extend the book close period        ISSUER            YES             FOR                  FOR

 from 30 days to 60 days

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEVISION BROADCASTS LTD

  TICKER:                  N/A                 CUSIP:   Y85830100

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify the Short Form                   ISSUER            YES             FOR                  FOR

Agreement [as as specified], the transactions

contemplated thereunder and the cap amounts [as

specified]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TEMPLE-INLAND INC.

  TICKER:                  TIN                 CUSIP:   879868107

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: E. LINN DRAPER,          ISSUER            YES             FOR                  FOR

JR.

PROPOSAL #1B: ELECTION OF DIRECTOR: J. PATRICK MALEY         ISSUER            YES             FOR                  FOR

III

PROPOSAL #1C: ELECTION OF DIRECTOR: W. ALLEN REED               ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPROVE THE ADOPTION OF THE TEMPLE-         ISSUER            YES             FOR                  FOR

INLAND 2010 INCENTIVE PLAN.

PROPOSAL #03: TO RATIFY THE AUDIT COMMITTEE'S                     ISSUER            YES             FOR                  FOR

APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TESCO PLC

  TICKER:                  N/A                 CUSIP:   G87621101

  MEETING DATE:      7/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors report and the            ISSUER            YES             FOR                  FOR

accounts for the period ended 28 FEB 2009

PROPOSAL #2.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. R. Brasher as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Mr. P. Clarke as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Mr. A. Higginson as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Mr. C. Allen as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-elect Dr. H. Einsmann as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Elect Ms. J. Tammenoms Bakker as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #10.: Elect Mr. P. Cescau as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #11.: Elect Mr. K. Hanna as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #12.: Elect Mr. L. McIlwee as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #13.: Re-appoint the Auditors                                  ISSUER            YES             FOR                  FOR

PROPOSAL #14.: Authorize the Directors to set the              ISSUER            YES             FOR                  FOR

Auditors remuneration

PROPOSAL #15.: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital of the Company

PROPOSAL #16.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.17: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.18: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #19.: Grant authority the political                       ISSUER            YES             FOR                  FOR

donations by the Company and its subsidiaries

PROPOSAL #20.: Adopt the Tesco PLC Group Bonus Plan          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #21.: Amend the Tesco PLC 2004 Discretionary        ISSUER            YES             FOR                  FOR

 Share Option Plan

PROPOSAL #S.22: Grant authority the short notice                ISSUER            YES             FOR                  FOR

general meetings

PROPOSAL #S.23: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Approve the requisitionists

resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TEVA PHARMACEUTICAL INDUSTRIES LIMITED

  TICKER:                  TEVA               CUSIP:   881624209

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE BOARD OF DIRECTORS'                ISSUER            YES             FOR                  FOR

RECOMMENDATION THAT THE CASH DIVIDEND FOR THE YEAR

ENDED DECEMBER 31, 2009, WHICH WAS PAID IN FOUR

INSTALLMENTS AND AGGREGATED NIS 2.50 (APPROXIMATELY

US$0.642, ACCORDING TO THE APPLICABLE EXCHANGE RATES)

 PER ORDINARY SHARE (OR ADS), BE DECLARED FINAL.

PROPOSAL #2A: ELECTION OF DIRECTOR: MR. ABRAHAM E.            ISSUER            YES             FOR                  FOR

COHEN

PROPOSAL #2B: ELECTION OF DIRECTOR: MR. AMIR ELSTEIN         ISSUER            YES             FOR                  FOR

PROPOSAL #2C: ELECTION OF DIRECTOR: PROF. ROGER                 ISSUER            YES             FOR                  FOR

KORNBERG

PROPOSAL #2D: ELECTION OF DIRECTOR: PROF. MOSHE MANY         ISSUER            YES             FOR                  FOR

PROPOSAL #2E: ELECTION OF DIRECTOR: MR. DAN PROPPER           ISSUER            YES             FOR                  FOR

PROPOSAL #03: TO APPOINT KESSELMAN & KESSELMAN, A              ISSUER            YES             FOR                  FOR

MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD.,

AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM UNTIL THE 2011 ANNUAL MEETING OF

SHAREHOLDERS AND TO AUTHORIZE THE BOARD OF DIRECTORS

TO DETERMINE THEIR COMPENSATION PROVIDED SUCH

COMPENSATION IS ALSO APPROVED BY THE AUDIT COMMITTEE.

PROPOSAL #04: TO APPROVE THE COMPANY'S 2010 LONG-TERM        ISSUER            YES             FOR                  FOR

 EQUITY-BASED INCENTIVE PLAN.

PROPOSAL #5A: APPROVE REMUNERATION OF DR. PHILLIP              ISSUER            YES             FOR                  FOR

FROST, IN HIS CAPACITY AS CHAIRMAN OF THE BOARD,

EFFECTIVE AS OF MARCH 9, 2010, IN THE AMOUNT OF NIS

EQUIVALENT OF USD 385,702 (AS OF MARCH 9, 2010) PER

ANNUM, PLUS VAT (AS APPLICABLE), AS ADJUSTED BY THE

ISRAELI CONSUMER PRICE INDEX (IN ADDITION TO PER

MEETING FEES PAID TO DIRECTORS), PROVISION TO DR.

FROST, IN HIS CAPACITY AS CHAIRMAN OF THE BOARD, OF

AN OFFICE AND SECRETARIAL SERVICES, AND, EFFECTIVE AS

 OF FEBRUARY 15, 2010, ALL AS MORE FULLY DESCRIBED IN

 THE PROXY STATEMENT.

PROPOSAL #5B: TO APPROVE THE REMUNERATION OF PROF.            ISSUER            YES             FOR                  FOR

MOSHE MANY, IN HIS CAPACITY AS VICE CHAIRMAN OF THE

BOARD OF TEVA, EFFECTIVE AS OF MARCH 9, 2010, IN THE

AMOUNT OF THE NIS EQUIVALENT OF USD 150,000 (AS OF

MARCH 9, 2010) PER ANNUM, PLUS VAT (AS APPLICABLE),

AS ADJUSTED BY THE ISRAELI CONSUMER PRICE INDEX (IN

ADDITION TO PER MEETING FEES PAID TO DIRECTORS). AND

THE PROVISION TO PROF. MANY, IN HIS CAPACITY AS VICE

CHAIRMAN OF THE BOARD, OF SECRETARIAL SERVICES.

PROPOSAL #5C: TO APPROVE THE REMUNERATION OF PROF.            ISSUER            YES             FOR                  FOR

ROGER KORNBERG, IN HIS CAPACITY AS A DIRECTOR OF

TEVA, EFFECTIVE AS OF MAY 10, 2010, IN THE AMOUNT OF

THE NIS EQUIVALENT OF USD 150,000 (AS OF MAY 10,

2010) PER ANNUM, PLUS VAT (AS APPLICABLE), AS

ADJUSTED BY THE ISRAELI CONSUMER PRICE INDEX (IN

ADDITION TO PER MEETING FEES PAID TO DIRECTORS).

PROPOSAL #06: TO APPROVE AN INCREASE IN THE                        ISSUER            YES         AGAINST           AGAINST

REGISTERED SHARE CAPITAL OF THE COMPANY BY NIS

100,000,000 TO A TOTAL OF NIS 250,000,000 BY THE

CREATION OF 1,000,000,000 ADDITIONAL ORDINARY SHARES

OF PAR VALUE NIS 0.1 EACH, AND THE AMENDMENT OF THE

COMPANY'S INCORPORATION DOCUMENTS ACCORDINGLY.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THALES

  TICKER:                  N/A                 CUSIP:   F9156M108

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #o.1: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FY 2009

PROPOSAL #o.2: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FY 2009

PROPOSAL #o.3: Approve the allocation of income of            ISSUER            YES             FOR                  FOR

the holding Company and setting of the dividend

PROPOSAL #o.4: Approve the regulated agreement                   ISSUER            YES         AGAINST           AGAINST

authorized by the Board of Directors on 19 MAY, 2009

according to Article L.225-42-1 of the Commercial

Code relating to M. Denis Ranque

PROPOSAL #o.5: Approve the regulated agreement                   ISSUER            YES         AGAINST           AGAINST

authorized by the Board of Directors on 19 MAY, 2009

according to Article L.225-42-1 of the Commercial

Code relating to M. Denis Ranque

PROPOSAL #o.6: Approve the regulated agreement                   ISSUER            YES         AGAINST           AGAINST

authorized by the Board of Directors on 24 JULY 2009

according to Article L.225-42-1 of the Commercial

Code relating to M. Luc Vigneron

PROPOSAL #o.7: Approve the regulated agreement                   ISSUER            YES         AGAINST           AGAINST

authorized by the Board of Directors on 24 JULY 2009

according to Article L.225-42-1 of the Commercial

Code relating to M. Luc Vigneron

PROPOSAL #o.8: Approve the regulated agreements                 ISSUER            YES         AGAINST           AGAINST

pursuant to Article L.225-38 of the Commercial Code

authorized by the Board of Directors meetings on 24

JULY 2009 and 29 SEP 2009

PROPOSAL #o.9: Ratify the co-optation of Mr. Yannick         ISSUER            YES             FOR                  FOR

d' Escatha as Board member Person not belonging to

the Company

PROPOSAL #o.10: Ratify the co-optation of Mr. Steve          ISSUER            YES             FOR                  FOR

Gentili as Board member Person not belonging to the

Company

PROPOSAL #o.11: Ratify the co-optation of Mr. Pierre         ISSUER            YES             FOR                  FOR

Mutz as Board member Person not belonging to the

Company

PROPOSAL #o.12: Ratify the co-optation of Mr. Luc              ISSUER            YES         AGAINST           AGAINST

Vigneron as Board member, on proposal of the Public

Sector

PROPOSAL #o.13: Ratify the co-optation of Mr. Bruno          ISSUER            YES         AGAINST           AGAINST

Parent as Board member, on proposal of the Public

Sector representing the State

PROPOSAL #o.14: Ratify the co-optation of Mr. Charles        ISSUER            YES         AGAINST           AGAINST

 Edelstenne as Board member, on proposal of

Industrial Partner

PROPOSAL #o.15: Ratify the co-optation of Mr. Amaury         ISSUER            YES         AGAINST           AGAINST

de Seze as Board member, on proposal of Industrial

Partner

PROPOSAL #o.16: Ratify the co-optation of Mr. Eric            ISSUER            YES         AGAINST           AGAINST

Trappier as Board member, on proposal of Industrial

Partner

PROPOSAL #o.17: Ratify the co-optation of Mr. Lo k            ISSUER            YES         AGAINST           AGAINST

Sagalen as Board member, on proposal of Industrial

Partner

PROPOSAL #o.18: Ratify the co-optation of Mr. Olivier        ISSUER            YES         AGAINST           AGAINST

 Bourges as Board member, on proposal of the Public

Sector representing the State

PROPOSAL #o.19: Approve the renewal of Mr. Olivier            ISSUER            YES         AGAINST           AGAINST

Bourges term as a Board member, on proposal of the

Public Sector representing the State

PROPOSAL #o.20: Approve the renewal of Mr. Bruno                ISSUER            YES         AGAINST           AGAINST

Parent'S term as a Board member, on proposal of the

Public Sector representing the State

PROPOSAL #o.21: Approve the renewal of Mr. Yannick            ISSUER            YES         AGAINST           AGAINST

d'Escatha'S term as a Board member Person not

belonging to the Company

PROPOSAL #o.22: Approve the renewal of Mr. Steve                ISSUER            YES         AGAINST           AGAINST

Gentili's term as Board member Person not belonging

to the Company

PROPOSAL #o.23: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

allow the Company, except during a period of public

offer, to operate on its own shares as part of a

program to repurchase shares with a maximum purchase

price of   50 per share

PROPOSAL #e.24: Authorize to the Board of Directors          ISSUER            YES         AGAINST           AGAINST

to grant options to purchase shares

PROPOSAL #e.25: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

allocate for free existing shares, acquired as part

of the program to repurchase shares

PROPOSAL #e.26: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue, with preferential subscription rights, shares

or securities giving access to the capital, for a

period of 26 months, with a limit of 30 million

shares of a nominal value of EUR 3.00 and a limit of

debt securities of a nominal value of EUR 1.5 billion

PROPOSAL #e.27: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue, with cancellation of preferential subscription

 rights and possibility of a period of precedence,

shares or securities giving access to the capital,

for a period of 26 months, with a limit of 30 million

 shares of a nominal value of EUR 3.00 and a limit of

 debt securities of a nominal value of EUR 1.5 billion

PROPOSAL #e.28: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the number of securities of issues decided

according to the resolutions N 26 and N27, within the

 legal limit of 15% of these issues, and within the

respective limits pursuant to the resolutions N 26

and N 27

PROPOSAL #e.29: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue shares as remuneration for the contribution of

equity securities or securities giving access to the

capital of other companies for a period of 26 months,

 within the legal limit of 10 percent of the capital

at the date of the General Meeting

PROPOSAL #e.30: Approve the decision to set the                 ISSUER            YES             FOR                  FOR

overall limits of issues carried out under the

resolutions N 26 to N 29 to 50 million shares of a

nominal value of EUR 3.00 in capital and EUR 2

billion in debt securities

PROPOSAL #e.31: Authorize  the Board of Directors to         ISSUER            YES             FOR                  FOR

issue shares reserved to members of the Group Saving

Plan under the terms provided by law, with a limit of

 6 million shares of a nominal value of EUR 3.00

PROPOSAL #o.32: Powers for the formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THANACHART CAPITAL PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y8738D155

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the minutes of the AGM of                     ISSUER            YES             FOR                  FOR

shareholders for the year 2009

PROPOSAL #2.: Approve to enter into the bidding                 ISSUER            YES             FOR                  FOR

process of Thanachart Bank Public Company Limited, a

subsidiary, to buy shares of SCIB from FIDF

PROPOSAL #3.: Other business [if any]                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THANACHART CAPITAL PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y8738D155

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the minutes of the extraordinary        ISSUER            YES             FOR                  FOR

 meeting of shareholders No.1/2009

PROPOSAL #2: Acknowledge the 2009 performance of the         ISSUER            YES             FOR                  FOR

Company

PROPOSAL #3: Approve the balance sheets and income            ISSUER            YES             FOR                  FOR

statements for the YE 31 DEC 2009

PROPOSAL #4: Approve the appropriation of profit and         ISSUER            YES             FOR                  FOR

the payment of dividend for the year 2009 operating

performance

PROPOSAL #5: Acknowledge the Directors' remuneration         ISSUER            YES             FOR                  FOR

in the year 2009, and authorize the Board of

Directors to adjust Directors' remuneration, and

approve the Directors' performance allowances for the

 year 2009 performance

PROPOSAL #6.1: Election of Mr. Banterng Trantivit as         ISSUER            YES             FOR                  FOR

a Director, for the replacement of the Directors

retiring by rotation in 2010 to serve as the

Directors for another term

PROPOSAL #6.2: Election of Mr. Phimol Rattapat  as a         ISSUER            YES             FOR                  FOR

Director, for the replacement of the Directors

retiring by rotation in 2010 to serve as the

Directors for another term

PROPOSAL #6.3: Election of Mr. Somkiat Sukdheva as a         ISSUER            YES             FOR                  FOR

Director, for the replacement of the Directors

retiring by rotation in 2010 to serve as the

Directors for another term

PROPOSAL #7.: Appoint the Auditor and approve to                ISSUER            YES             FOR                  FOR

determine the Audit fee for the year 2010

PROPOSAL #8.: Authorize the Thanachart Bank Public            ISSUER            YES             FOR                  FOR

Company Limited, a Subsidiary, to purchase shares of

Siam City Bank Public Company Limited [SCIB] from

financial institution development fund and tender

offering of Siam City Bank Public Company Limited and

 Ratchthani Leasing Public Company Limited from all

securities holders, including to accept the entire

business transfer of SCIB

PROPOSAL #9.: Other business [if any]                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE BANK OF YOKOHAMA,LTD.

  TICKER:                  N/A                 CUSIP:   J04242103

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE BRINK'S COMPANY

  TICKER:                  BCO                 CUSIP:   109696104

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: PAUL G. BOYNTON                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MURRAY D. MARTIN                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RONALD L. TURNER                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVE THE AMENDMENT AND RESTATEMENT          ISSUER            YES             FOR                  FOR

OF THE KEY EMPLOYEES' DEFERRED COMPENSATION PROGRAM.

PROPOSAL #03: APPROVE THE MATERIAL TERMS OF THE                 ISSUER            YES             FOR                  FOR

PERFORMANCE GOALS UNDER THE MANAGEMENT PERFORMANCE

IMPROVEMENT PLAN.

PROPOSAL #04: APPROVE THE MATERIAL TERMS OF THE                 ISSUER            YES             FOR                  FOR

PERFORMANCE GOALS UNDER THE 2005 EQUITY INCENTIVE

PROPOSAL #05: APPROVE THE AUDIT AND ETHICS                          ISSUER            YES             FOR                  FOR

COMMITTEE'S SELECTION OF KPMG LLP AS AN INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM TO AUDIT THE

ACCOUNTS OF THE COMPANY AND ITS SUBSIDIARIES FOR THE

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE CARPHONE WAREHOUSE GROUP PLC

  TICKER:                  N/A                 CUSIP:   G5344S105

  MEETING DATE:      2/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed Scheme of                       ISSUER            YES             FOR                  FOR

Arrangement as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE CARPHONE WAREHOUSE GROUP PLC

  TICKER:                  N/A                 CUSIP:   G5344S105

  MEETING DATE:      2/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, for the purpose of giving              ISSUER            YES             FOR                  FOR

effect to the scheme of arrangement dated 29 JAN 2010

  the Scheme  between The Carphone Warehouse Group

PLC Carphone Warehouse  and the holders of the Scheme

 Shares  as specified in the Scheme , as specified,

in its original forth or subject to any modification,

 addition or condition approved or imposed by the

Court  as specified in the Scheme  and/or agreed by

Carphone Warehouse, New Carphone Warehouse PLC, a

Company incorporated in England and Wales, with

registered number 07105905  New Carphone Warehouse

and TalkTalk Telecom Group PLC, a Company

incorporated in England and Wales, with registered

number 07105891 TalkTalk :  a  Carphone Warehouse's

name be and it is changed to TalkTalk Telecom

PROPOSAL #S.2: Approve, subject to and conditional            ISSUER            YES             FOR                  FOR

upon the resolution numbered 1 as specified, the

proposed reduction of capital of New Carphone

Warehouse approved at a general meeting by a special

resolution of the shareholders of New Carphone

Warehouse to implement the New Carphone Warehouse

Demerger Reduction  as specified in the Scheme

PROPOSAL #S.3: Approve, subject to and conditional            ISSUER            YES             FOR                  FOR

upon the resolution numbered 1 as specified, the

proposed reduction of capital of TalkTalk approved at

 a general meeting by a special resolution of the

shareholders of TalkTalk to implement the TalkTalk

Capital Reduction  as specified in the Scheme

PROPOSAL #4: Authorize the Directors  or a duly                 ISSUER            YES             FOR                  FOR

authorized Committee of the Directors , subject to

and conditional upon the 'resolutions numbered 1 and

2 as specified, the Demerger  as specified in the

Scheme  of the TalkTalk Business  as specified in the

 Scheme  and to carry the same into effect  with such

 non-material amendments as they shall deem necessary

 or appropriate  and in connection therewith:  a

authorize the Directors of Carphone Warehouse and

instructed to do or procure to be done all such acts

and things on behalf of Carphone Warehouse CONTD.

PROPOSAL #5: Approve the grant of options under the          ISSUER            YES             FOR                  FOR

Unapproved Schedule to The Carphone Warehouse Company

 Share Option Plan to employees of Best Buy Europe

Distributions Limited and its subsidiaries in DEC 2008

PROPOSAL #6: Authorize the Directors of Carphone                ISSUER            YES             FOR                  FOR

Warehouse  or a duly authorized Committee of the

Directors , subject to and conditional upon the

resolutions numbered 1, 2, 3 and 4 as specified, to

make such amendments to the Unapproved Schedule to

The Carphone Warehouse Company Share Option Plan, The

 Carphone Warehouse Group PLC Performance Share Plan,

 The Carphone Warehouse Executive Incentive Scheme,

The TalkTalk Value Enhancement Scheme and The

Carphone Warehouse Group Value Enhancement Scheme as

are necessary or desirable to give effect to the

proposed treatment of the participants in those

Plans, as specified in Paragraph 11 of Part I of the

document of which this Notice forms part

PROPOSAL #7: Approve, subject to and conditional upon        ISSUER            YES             FOR                  FOR

 the resolutions numbered 1, 2, 3, and 4 as

specified, the adoption by TalkTalk and New Carphone

Warehouse of the Unapproved Schedule to The Carphone

Warehouse Company Share Option Plan, The Carphone

Warehouse Group PLC Performance Share Plan and The

Carphone Warehouse Executive Incentive Scheme  the

Transitioning Schemes , the principal terms of which

are summarized at Paragraph 9 of Part Xl of the

document of which this Notice forms part, and;  a

authorize the Directors of TalkTalk and New Carphone

Warehouse, to do all things necessary or expedient to

 carry the Transitioning Schemes into effect; CONTD.

PROPOSAL #8: Approve, subject to and conditional upon        ISSUER            YES         AGAINST           AGAINST

 the resolutions numbered 1, 2, 3 and 4 as specified,

 the adoption by TalkTalk of The TalkTalk Group Value

 Enhancement Scheme  the TTG VES , the principal

terms of which are summarized at Paragraph 9 of Part

XI of the document of which this notice forms part,

and:  a  authorize the Directors of TalkTalk, to do

all things necessary or expedient to carry the TTG

VES into effect;  b  authorize the Directors of

TalkTalk, subject to the rules of the TTG VHS, to

make such alteration or addition to the TTG VES as

may be necessary in order to benefit the

administration of the TTG VES at any time;  c

authorize the Directors of TalkTalk, to establish

further employee share schemes based on the TTG VES

but modified to take account of local tax, exchange

control or securities laws in any overseas

PROPOSAL #9: Approve, subject to and conditional upon        ISSUER            YES         AGAINST           AGAINST

 the resolutions numbered 1, 2, 3, and 4 as

specified, the adoption by TalkTalk of The Carphone

Warehouse Group Value Enhancement Scheme  the CPWG

VES  in respect of Participation Shares as specified

in Paragraph 9.3 a  i  of Part XI of the document of

which this notice forms part  in the TalkTalk Group

as specified in the document of which this notice

forms part  businesses, the principal terms of which

are summarized at Paragraph 9 of Part XI of the

document of which this Notice forms part, and:  a

authorize the Directors of TalkTalk, to do all things

 necessary or expedient to carry the CPWG VES into

effect; CONTD.

PROPOSAL #10: Approve, subject to and conditional              ISSUER            YES         AGAINST           AGAINST

upon the resolutions numbered 1, 2, 3, and 4 as

specified, the adoption by New Carphone Warehouse of

the CPWG VES in respect of Participation Shares  as

specified in Paragraph 9.3 a  i  of Part XI of the

document of which this Notice forms part  in the Best

 Buy Europe Group  as specified in the document of

which this Notice forms part businesses, the

principal terms of which are summarized at Paragraph

9 of Part XI of the document of which this Notice

forms part, and:  a  authorize the Directors of New

Carphone Warehouse, to do all things necessary or

expedient to carry the CPWG VBS into effect; CONTD.

PROPOSAL #11: Approve, subject to and conditional              ISSUER            YES             FOR                  FOR

upon the resolutions numbered 1, 2, 3 and 4 as

specified, the establishment by TalkTalk of The

TalkTalk Telecom Group PLC 2010 Discretionary Share

Option Plan  the TalkTalk DSOP , the principal terms

of which are summarized at Paragraph 9 of Part XI of

the document of which this Notice forms part, and:  a

  authorize the Directors of TalkTalk, to make such

amendments to the TalkTalk DSOP as may be necessary

to obtain HM Revenue & Customs approval to the same

and to do all things necessary or expedient to carry

the TalkTalk DSOP into effect; CONTD.

PROPOSAL #12: Approve, subject to and conditional              ISSUER            YES             FOR                  FOR

upon the resolutions numbered 1, 2, 3 and 4 as

specified, the establishment by New Carphone

Warehouse of the Carphone Warehouse Group plc 2010

Share Scheme  the New Carphone Warehouse Share Scheme

 , the principal terms of which are summarized at

Paragraph 9 of Part XI of the document of which this

Notice forms part, and  a  authorize the Directors of

 New Carphone Warehouse, to make such amendments to

the New Carphone Warehouse Share Scheme as may be

necessary to obtain HM Revenue & Customs approval to

the same and to do all things necessary or expedient

to carry the New Carphone Warehouse Share Scheme into

PROPOSAL #13: Approve, subject to and conditional              ISSUER            YES             FOR                  FOR

upon the resolutions numbered 1, 2, 3 and 4 as

specified, the establishment by TalkTalk of The

TalkTalk Telecom Group PLC Savings Related Share

Option Scheme  the TalkTalk SAYE Scheme , the

principal terms of which are summarized at Paragraph

9 of Part XI of the document of which this Notice

forms part, and:  a  authorize the Directors of

TalkTalk, to make such amendments to the TalkTalk

SAYE Scheme as may be necessary to obtain HM Revenue

& Customs approval to the same and to do all things

necessary or expedient to carry the TalkTalk SAYB

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE CARPHONE WAREHOUSE GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5344S105

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and                 ISSUER            YES         AGAINST           AGAINST

accounts for the period ended 31 MAR 2009

PROPOSAL #2.: Approve the remuneration report                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. David Mansfield as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #5.: Re-elect Mr. Baroness Morgan as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #6.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES         AGAINST           AGAINST

 and authorize the Audit Committee to agree the

Auditors' remuneration

PROPOSAL #7.: Approve the CPWG VES                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8.: Approve the loans made pursuant to the         ISSUER            YES         AGAINST           AGAINST

CPWG VES

PROPOSAL #9.: Authorize the Directors to deal with            ISSUER            YES         AGAINST           AGAINST

all matters in respect of the CPWG VES

PROPOSAL #10.: Approve the TTG VES                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #11.: Approve the loans made pursuant to the        ISSUER            YES         AGAINST           AGAINST

 TTG VES

PROPOSAL #12.: Authorize the Directors to deal with          ISSUER            YES         AGAINST           AGAINST

all matters in respect of the TTG VES

PROPOSAL #S.13: Approve to call general meetings                ISSUER            YES             FOR                  FOR

other than AGM's on not less than 14 days' notice

PROPOSAL #S.14: Approve to allot shares                                ISSUER            YES             FOR                  FOR

PROPOSAL #S.15: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.16: Grant authority to repurchase shares         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE CHEESECAKE FACTORY INCORPORATED

  TICKER:                  CAKE               CUSIP:   163072101

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: ALLEN J. BERNSTEIN      ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: THOMAS L. GREGORY        ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVAL OF THE 2010 STOCK INCENTIVE            ISSUER            YES             FOR                  FOR

PLAN.

PROPOSAL #03: APPROVAL OF THE 2010 AMENDED AND                   ISSUER            YES             FOR                  FOR

RESTATED ANNUAL PERFORMANCE INCENTIVE PLAN.

PROPOSAL #04: RATIFICATION OF THE SELECTION OF                   ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE

 FISCAL YEAR ENDING DECEMBER 28, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE CHIBA BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J05670104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Retirement Allowance for                   ISSUER            YES         AGAINST           AGAINST

Retiring Directors, and Payment of Accrued Benefits

associated with Abolition of Retirement Benefit

System for Current Corporate Officers

PROPOSAL #4.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

PROPOSAL #5.: Amend the Compensation to be received          ISSUER            YES             FOR                  FOR

by Directors and Corporate Auditors

PROPOSAL #6.: Approve Details of Compensation as                ISSUER            YES             FOR                  FOR

Stock Options for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE E.W. SCRIPPS COMPANY

  TICKER:                  SSP                 CUSIP:   811054402

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: ROGER L OGDEN                                       ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: J. MARVIN QUIN                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KIM WILLIAMS                                         ISSUER            YES        WITHHOLD           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE ESTEE LAUDER COMPANIES INC.

  TICKER:                  EL                   CUSIP:   518439104

  MEETING DATE:      11/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: ROSE MARIE BRAVO                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PAUL J. FRIBOURG                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MELLODY HOBSON                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: IRVINE O. HOCKADAY, JR.                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BARRY S. STERNLICHT                             ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF APPOINTMENT OF KPMG LLP        ISSUER            YES             FOR                  FOR

 AS INDEPENDENT AUDITORS FOR THE 2010 FISCAL YEAR.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE GOLDMAN SACHS GROUP, INC.

  TICKER:                  GS                   CUSIP:   38141G104

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: LLOYD C. BLANKFEIN      ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: JOHN H. BRYAN               ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: GARY D. COHN                ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: CLAES DAHLBACK             ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: STEPHEN FRIEDMAN         ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: WILLIAM W. GEORGE        ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: JAMES A. JOHNSON         ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: LOIS D. JULIBER           ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: LAKSHMI N. MITTAL        ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: JAMES J. SCHIRO           ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: H. LEE SCOTT, JR.        ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR 2010 FISCAL

 YEAR

PROPOSAL #03: AN ADVISORY VOTE TO APPROVE EXECUTIVE          ISSUER            YES             FOR                  FOR

COMPENSATION MATTERS

PROPOSAL #04: APPROVAL OF AMENDMENTS TO OUR RESTATED         ISSUER            YES             FOR                  FOR

CERTIFICATE OF INCORPORATION TO ELIMINATE

SUPERMAJORITY VOTING

PROPOSAL #05: APPROVAL OF AN AMENDMENT TO OUR                     ISSUER            YES             FOR                  FOR

RESTATED CERTIFICATE OF INCORPORATION TO PERMIT

HOLDERS OF 25% OF OUR OUTSTANDING SHARES OF COMMON

STOCK TO CALL SPECIAL MEETINGS

PROPOSAL #06: SHAREHOLDER PROPOSAL A REPORT ON               SHAREHOLDER        YES         AGAINST               FOR

CUMULATIVE VOTING

PROPOSAL #07: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

COLLATERAL IN OVER-THE-COUNTER DERIVATIVES TRADING

PROPOSAL #08: SHAREHOLDER PROPOSAL REGARDING SEPARATE   SHAREHOLDER        YES         AGAINST               FOR

 CHAIR & CEO

PROPOSAL #09: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         ABSTAIN           AGAINST

POLITICAL CONTRIBUTIONS

PROPOSAL #10: SHAREHOLDER PROPOSAL REGARDING A REPORT   SHAREHOLDER        YES         ABSTAIN           AGAINST

 ON GLOBAL WARMING SCIENCE

PROPOSAL #11: SHAREHOLDER PROPOSAL REGARDING A REPORT   SHAREHOLDER        YES         AGAINST               FOR

 ON PAY DISPARITY

PROPOSAL #12: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

EXECUTIVE COMPENSATION AND LONG-TERM PERFORMANCE

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE KROGER CO.

  TICKER:                  KR                   CUSIP:   501044101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: REUBEN V. ANDERSON      ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: ROBERT D. BEYER           ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: DAVID B. DILLON           ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: SUSAN J. KROPF             ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: JOHN T. LAMACCHIA        ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: DAVID B. LEWIS             ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: W. RODNEY MCMULLEN      ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: JORGE P. MONTOYA         ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: CLYDE R. MOORE             ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: SUSAN M. PHILLIPS        ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: STEVEN R. ROGEL           ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: JAMES A. RUNDE             ISSUER            YES             FOR                  FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: RONALD L. SARGENT        ISSUER            YES             FOR                  FOR

PROPOSAL #1N: ELECTION OF DIRECTOR: BOBBY S. SHACKOULS      ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVAL OF AMENDMENT TO AMENDED                   ISSUER            YES             FOR                  FOR

ARTICLES OF INCORPORATION TO REQUIRE MAJORITY VOTE

FOR ELECTION OF DIRECTORS.

PROPOSAL #03: APPROVAL OF PRICEWATERHOUSECOOPERS LLP,        ISSUER            YES             FOR                  FOR

 AS AUDITORS.

PROPOSAL #04: APPROVE SHAREHOLDER PROPOSAL, IF               SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPERLY PRESENTED, TO RECOMMEND A REPORT ON CLIMATE

CHANGE.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE LUBRIZOL CORPORATION

  TICKER:                  LZ                   CUSIP:   549271104

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: EDWARD P. CAMPBELL                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES L. HAMBRICK                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GORDON D. HARNETT                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: CONFIRMATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED

PUBLIC ACCOUNTANT.

PROPOSAL #03: APPROVAL OF THE LUBRIZOL CORPORATION            ISSUER            YES             FOR                  FOR

2010 STOCK INCENTIVE PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE PROCTER & GAMBLE COMPANY

  TICKER:                  PG                   CUSIP:   742718109

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: KENNETH I.                   ISSUER            YES             FOR                  FOR

CHENAULT

PROPOSAL #1B: ELECTION OF DIRECTOR: SCOTT D. COOK               ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: RAJAT K. GUPTA             ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: A.G. LAFLEY                  ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: CHARLES R. LEE             ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: LYNN M. MARTIN             ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: ROBERT A. MCDONALD      ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: W. JAMES                       ISSUER            YES             FOR                  FOR

MCNERNEY, JR.

PROPOSAL #1I: ELECTION OF DIRECTOR: JOHNATHAN A.                ISSUER            YES             FOR                  FOR

RODGERS

PROPOSAL #1J: ELECTION OF DIRECTOR: RALPH SNYDERMAN,         ISSUER            YES             FOR                  FOR

M.D.

PROPOSAL #1K: ELECTION OF DIRECTOR: MARY AGNES                   ISSUER            YES             FOR                  FOR

WILDEROTTER

PROPOSAL #1L: ELECTION OF DIRECTOR: PATRICIA A. WOERTZ      ISSUER            YES             FOR                  FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: ERNESTO ZEDILLO           ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFY APPOINTMENT OF THE INDEPENDENT          ISSUER            YES             FOR                  FOR

REGISTERED PUBLIC ACCOUNTING FIRM

PROPOSAL #03: AMEND THE COMPANY'S CODE OF REGULATIONS        ISSUER            YES             FOR                  FOR

PROPOSAL #04: APPROVE THE PROCTER & GAMBLE 2009 STOCK        ISSUER            YES             FOR                  FOR

 AND INCENTIVE COMPENSATION PLAN

PROPOSAL #05: SHAREHOLDER PROPOSAL #1 - CUMULATIVE        SHAREHOLDER        YES         AGAINST               FOR

VOTING

PROPOSAL #06: SHAREHOLDER PROPOSAL #2 - ADVISORY VOTE   SHAREHOLDER        YES         AGAINST               FOR

 ON EXECUTIVE COMPENSATION

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE PROGRESSIVE CORPORATION

  TICKER:                  PGR                 CUSIP:   743315103

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR FOR ONE YEAR TERM:        ISSUER            YES             FOR                  FOR

 STUART B. BURGDOERFER

PROPOSAL #1B: ELECTION OF DIRECTOR FOR THREE YEAR              ISSUER            YES             FOR                  FOR

TERM: LAWTON W. FITT

PROPOSAL #1C: ELECTION OF DIRECTOR FOR THREE YEAR              ISSUER            YES             FOR                  FOR

TERM: PETER B. LEWIS

PROPOSAL #1D: ELECTION OF DIRECTOR FOR THREE YEAR              ISSUER            YES             FOR                  FOR

TERM: PATRICK H. NETTLES, PH.D.

PROPOSAL #1E: ELECTION OF DIRECTOR FOR THREE YEAR              ISSUER            YES             FOR                  FOR

TERM: GLENN M. RENWICK

PROPOSAL #02: PROPOSAL TO APPROVE THE PROGRESSIVE              ISSUER            YES             FOR                  FOR

CORPORATION 2010 EQUITY INCENTIVE PLAN AND THE

PERFORMANCE CRITERIA SET FORTH THEREIN.

PROPOSAL #03: PROPOSAL TO RATIFY THE APPOINTMENT OF          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE SCOTTS MIRACLE-GRO CO.

  TICKER:                  SMG                 CUSIP:   810186106

  MEETING DATE:      1/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MARK R. BAKER                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOSEPH P. FLANNERY                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: K. HAGEDORN LITTLEFIELD                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ADAM HANFT                                            ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE SELECTION OF                   ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR

 ENDING SEPTEMBER 30, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE SHERWIN-WILLIAMS COMPANY

  TICKER:                  SHW                 CUSIP:   824348106

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: A.F. ANTON                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J.C. BOLAND                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: C.M. CONNOR                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: D.F. HODNIK                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: T.G. KADIEN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: S.J. KROPF                                            ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: G.E. MCCULLOUGH                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: A.M. MIXON, III                                    ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: C.E. MOLL                                              ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: R.K. SMUCKER                                         ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: J.M. STROPKI, JR.                                ISSUER            YES        WITHHOLD           AGAINST

PROPOSAL #02: AMEND AND RESTATE THE 2006 EQUITY AND          ISSUER            YES         AGAINST           AGAINST

PERFORMANCE INCENTIVE PLAN.

PROPOSAL #03: RATIFY ERNST & YOUNG LLP AS OUR                     ISSUER            YES             FOR                  FOR

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR

PROPOSAL #04: SHAREHOLDER PROPOSAL RELATING TO               SHAREHOLDER        YES         AGAINST               FOR

MAJORITY VOTING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE STEAK N SHAKE COMPANY

  TICKER:                  SNS                 CUSIP:   857873202

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: SARDAR BIGLARI                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PHILIP L. COOLEY                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RUTH J. PERSON                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM J. REGAN, JR.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN W. RYAN                                         ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE SELECTION BY THE AUDIT            ISSUER            YES             FOR                  FOR

COMMITTEE OF THE BOARD OF DIRECTORS OF DELOITTE &

TOUCHE LLP AS THE CORPORATION'S INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2010 FISCAL

PROPOSAL #03: TO AMEND THE RESTATED ARTICLES OF                 ISSUER            YES             FOR                  FOR

INCORPORATION TO DELETE AN UNNECESSARY POST OFFICE

ADDRESS, REMOVE NONESSENTIAL DETAILED LANGUAGE ABOUT

THE BUSINESS'S PURPOSE, AND TO CHANGE THE NAME OF THE

 HOLDING COMPANY.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE TOKYO ELECTRIC POWER COMPANY,INCORPORATED

  TICKER:                  N/A                 CUSIP:   J86914108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appropriation of Surplus                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.19: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.20: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Election of an Auditor                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Election of an Auditor                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Shareholders' Proposals : Appropriation        ISSUER            YES         AGAINST               FOR

 of Surplus

PROPOSAL #5.: Shareholders' Proposals : Partial                 ISSUER            YES         AGAINST               FOR

Amendments to the Articles of Incorporation (1)

PROPOSAL #6.: Shareholders' Proposals : Partial                 ISSUER            YES         AGAINST               FOR

Amendments to the Articles of Incorporation (2)

PROPOSAL #7.: Shareholders' Proposals : Partial                 ISSUER            YES         AGAINST               FOR

Amendments to the Articles of Incorporation (3)

PROPOSAL #8.: Shareholders' Proposals : Partial                 ISSUER            YES         AGAINST               FOR

Amendments to the Articles of Incorporation (4)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE TRAVELERS COMPANIES, INC.

  TICKER:                  TRV                 CUSIP:   89417E109

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: ALAN L. BELLER             ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: JOHN H. DASBURG           ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JANET M. DOLAN             ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: KENNETH M.                   ISSUER            YES             FOR                  FOR

DUBERSTEIN

PROPOSAL #1E: ELECTION OF DIRECTOR: JAY S. FISHMAN             ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: LAWRENCE G. GRAEV        ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: PATRICIA L.                 ISSUER            YES             FOR                  FOR

HIGGINS

PROPOSAL #1H: ELECTION OF DIRECTOR: THOMAS R. HODGSON        ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: CLEVE L.                       ISSUER            YES             FOR                  FOR

KILLINGSWORTH, JR.

PROPOSAL #1J: ELECTION OF DIRECTOR: BLYTHE J. MCGARVIE      ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: DONALD J. SHEPARD        ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: LAURIE J. THOMSEN        ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO RATIFY THE APPOINTMENT OF          ISSUER            YES             FOR                  FOR

KPMG LLP AS TRAVELERS' INDEPENDENT REGISTERED PUBLIC

 ACCOUNTING FIRM FOR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE WALT DISNEY COMPANY

  TICKER:                  DIS                 CUSIP:   254687106

  MEETING DATE:      3/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: SUSAN E. ARNOLD           ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: JOHN E. BRYSON             ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JOHN S. CHEN                ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: JUDITH L. ESTRIN         ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: ROBERT A. IGER             ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: STEVEN P. JOBS             ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: FRED H. LANGHAMMER      ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: AYLWIN B. LEWIS           ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: MONICA C. LOZANO         ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: ROBERT W.                     ISSUER            YES             FOR                  FOR

MATSCHULLAT

PROPOSAL #1K: ELECTION OF DIRECTOR: JOHN E. PEPPER,          ISSUER            YES             FOR                  FOR

JR.

PROPOSAL #1L: ELECTION OF DIRECTOR: SHERYL SANDBERG           ISSUER            YES             FOR                  FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: ORIN C. SMITH               ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF                          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S

REGISTERED PUBLIC ACCOUNTANTS FOR 2010.

PROPOSAL #03: TO APPROVE THE AMENDMENT TO THE AMENDED        ISSUER            YES             FOR                  FOR

 AND RESTATED 2005 STOCK INCENTIVE PLAN.

PROPOSAL #04: TO APPROVE THE AMENDMENT TO THE                     ISSUER            YES             FOR                  FOR

COMPANY'S RESTATED CERTIFICATE OF INCORPORATION

RELATING TO INTERESTED PERSON TRANSACTIONS.

PROPOSAL #05: TO APPROVE THE AMENDMENT TO THE                     ISSUER            YES             FOR                  FOR

COMPANY'S RESTATED CERTIFICATE OF INCORPORATION

RELATING TO BYLAW AMENDMENTS.

PROPOSAL #06: TO APPROVE THE AMENDMENT TO THE                     ISSUER            YES             FOR                  FOR

COMPANY'S RESTATED CERTIFICATE OF INCORPORATION

RELATING TO TRACKING STOCK PROVISIONS.

PROPOSAL #07: TO APPROVE THE AMENDMENT TO THE                     ISSUER            YES             FOR                  FOR

COMPANY'S RESTATED CERTIFICATE OF INCORPORATION

RELATING TO CLASSIFIED BOARD TRANSITION PROVISIONS.

PROPOSAL #08: TO APPROVE THE SHAREHOLDER PROPOSAL          SHAREHOLDER        YES         AGAINST               FOR

RELATING TO SHAREHOLDER ADVISORY VOTE ON EXECUTIVE

COMPENSATION.

PROPOSAL #09: TO APPROVE THE SHAREHOLDER PROPOSAL          SHAREHOLDER        YES         AGAINST               FOR

RELATING TO EX-GAY NON DISCRIMINATION POLICY.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THOMAS COOK GROUP

  TICKER:                  N/A                 CUSIP:   G88471100

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts and the reports               ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the remuneration report                       ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the Long Term Incentive                       ISSUER            YES             FOR                  FOR

performance conditions

PROPOSAL #4: Approve to agree the final dividend                ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Roger Burnell                                       ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Manny Fontenla Novoa                           ISSUER            YES             FOR                  FOR

PROPOSAL #7: Elect Sam Weihagen                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Elect Peter Middleton                                         ISSUER            YES             FOR                  FOR

PROPOSAL #9: Elect Paul Hollingworth                                     ISSUER            YES             FOR                  FOR

PROPOSAL #10: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #11: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

Auditors remuneration

PROPOSAL #12: Grant authority to make political                 ISSUER            YES             FOR                  FOR

donations

PROPOSAL #13: Grant authority to allot shares                      ISSUER            YES             FOR                  FOR

PROPOSAL #S.14: Approve to disapply pre emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.15: Amend the Memorandum and Articles of         ISSUER            YES             FOR                  FOR

Association

PROPOSAL #S.16: Approve to amend the period of notice        ISSUER            YES             FOR                  FOR

 for general meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIDEWATER INC.

  TICKER:                  TDW                 CUSIP:   886423102

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: M. JAY ALLISON                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES C. DAY                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD T. DU MOULIN                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J. WAYNE LEONARD                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JON C. MADONNA                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOSEPH H. NETHERLAND                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD A. PATTAROZZI                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: NICHOLAS SUTTON                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CINDY B. TAYLOR                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DEAN E. TAYLOR                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JACK E. THOMPSON                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVAL OF THE TIDEWATER INC. 2009              ISSUER            YES             FOR                  FOR

STOCK INCENTIVE PLAN.

PROPOSAL #03: RATIFICATION OF THE SELECTION OF                   ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIETO OYJ

  TICKER:                  N/A                 CUSIP:   X90409115

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and to supervise the counting

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the annual accounts, the        ISSUER             NO              N/A                  N/A

 report of the Board of Directors and  the Auditor's

report for the year 2009

PROPOSAL #7: Adoption of the annual accounts                       ISSUER            YES             FOR                  FOR

PROPOSAL #8: Resolution on the use of the profit                ISSUER            YES             FOR                  FOR

shown on the balance sheet and the payment of dividend

PROPOSAL #9: Resolution on the discharge of the                 ISSUER            YES             FOR                  FOR

members of the Board of Directors and the President

and CEO from liability

PROPOSAL #10: Resolution on the remuneration of the          ISSUER            YES             FOR                  FOR

members of the Board of Directors

PROPOSAL #11: Resolution on the number of members of         ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #12: Re-election of K. Alkio, M. Pohjola, R.        ISSUER            YES             FOR                  FOR

 Perttunen, O. Riikkala as a board and K. Jofs C.

Gardell, E. Lindqvist and T. Salminen as the new

Members

PROPOSAL #13: Resolution on the remuneration of the          ISSUER            YES             FOR                  FOR

auditor

PROPOSAL #14: Election of the Auditor                                    ISSUER            YES             FOR                  FOR

PROPOSAL #15: Amend the Articles 7 and 11 of Articles        ISSUER            YES             FOR                  FOR

 of Association

PROPOSAL #16: Authorizing the Board of Directors to          ISSUER            YES             FOR                  FOR

decide on the repurchase of the Company's own shares

PROPOSAL #17: Establishment of a Shareholders'                   ISSUER            YES         AGAINST           AGAINST

Nomination Committee

PROPOSAL #18: Donations for philanthropic purposes             ISSUER            YES             FOR                  FOR

PROPOSAL #19: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIME WARNER CABLE INC

  TICKER:                  TWC                 CUSIP:   88732J207

  MEETING DATE:      5/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: CAROLE BLACK                ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: GLENN A. BRITT             ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: THOMAS H. CASTRO         ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: DAVID C. CHANG             ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: JAMES E.                       ISSUER            YES             FOR                  FOR

COPELAND, JR.

PROPOSAL #1F: ELECTION OF DIRECTOR: PETER R. HAJE               ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: DONNA A. JAMES             ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: DON LOGAN                      ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: N.J. NICHOLAS, JR.      ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: WAYNE H. PACE               ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: EDWARD D. SHIRLEY        ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: JOHN E. SUNUNU             ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF AUDITORS                                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIME WARNER INC.

  TICKER:                  TWX                 CUSIP:   887317303

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: JAMES L. BARKSDALE      ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: WILLIAM P. BARR           ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JEFFREY L. BEWKES        ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: STEPHEN F.                   ISSUER            YES             FOR                  FOR

BOLLENBACH

PROPOSAL #1E: ELECTION OF DIRECTOR: FRANK J. CAUFIELD        ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: ROBERT C. CLARK           ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: MATHIAS DOPFNER           ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: JESSICA P. EINHORN      ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: FRED HASSAN                  ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: MICHAEL A. MILES         ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: KENNETH J. NOVACK        ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: DEBORAH C. WRIGHT        ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF APPOINTMENT OF                       ISSUER            YES             FOR                  FOR

INDEPENDENT AUDITORS.

PROPOSAL #03: COMPANY PROPOSAL TO APPROVE THE TIME            ISSUER            YES             FOR                  FOR

WARNER INC. 2010 STOCK INCENTIVE PLAN.

PROPOSAL #04: COMPANY PROPOSAL TO APPROVE AN                       ISSUER            YES             FOR                  FOR

AMENDMENT TO THE COMPANY'S BY-LAWS TO PROVIDE THAT

HOLDERS OF AT LEAST 15% OF THE COMBINED VOTING POWER

OF THE COMPANY'S OUTSTANDING CAPITAL STOCK MAY

REQUEST A SPECIAL MEETING OF STOCKHOLDERS.

PROPOSAL #05: STOCKHOLDER PROPOSAL REGARDING SIMPLE      SHAREHOLDER        YES         AGAINST               FOR

MAJORITY VOTE.

PROPOSAL #06: STOCKHOLDER PROPOSAL REGARDING EQUITY      SHAREHOLDER        YES         AGAINST               FOR

RETENTION POLICY.

PROPOSAL #07: STOCKHOLDER PROPOSAL REGARDING ADVISORY   SHAREHOLDER        YES         AGAINST               FOR

 RESOLUTION TO RATIFY COMPENSATION OF NAMED EXECUTIVE

 OFFICERS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOHO GAS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J84850106

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKYO GAS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J87000105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint an Outside Corporate Auditor             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKYO OHKA KOGYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J87430104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOPPAN FORMS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J8931G101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Adopt Reduction of            ISSUER            YES             FOR                  FOR

Liability System for Outside Directors, Adopt

Reduction of Liability System for Outside Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TORONTO DOMINION BANK

  TICKER:                  N/A                 CUSIP:   891160509

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of William E. Bennett as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Hugh J. Bolton as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of John L. Bragg as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Election of W. Edmund Clark as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Wendy K. Dobson as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Elections of Henry H. Ketcham as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Elections of Pierre H. Lessard as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Elections of Brian M. Levitt as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Elections of Harold H. MacKay as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Elections of Irene R. Miller as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.11: Elections of Nadir H. Mohamed as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.12: Elections of Wilbur J. Prezzano as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.13: Elections of Helen K. Sinclair as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.14: Elections of Carole S. Taylor as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.15: Elections of John M. Thompson as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Re-appointment of Ernst & Young LLP as          ISSUER            YES             FOR                  FOR

the Auditor

PROPOSAL #3: Approve to executive compensation                   ISSUER            YES             FOR                  FOR

disclosure in the Report of the Management Resources

Committee and Approach to Compensation sections as

specified

PROPOSAL #4: PLEASE NOTE THAT THIS RESOLUTION IS A            ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Approve the compensation

disclosed in the report of the Management Resource

Committee and approach to compensation sections of

the accompanying management proxy circular

PROPOSAL #5: PLEASE NOTE THAT THIS RESOLUTION IS A            ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Approve the shareholder

proposals set out in Schedule A to the accompanying

management proxy circular

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOTAL PRODUCE PLC, CO LOUTH

  TICKER:                  N/A                 CUSIP:   G8983Q109

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the statement of account for the        ISSUER            YES             FOR                  FOR

 year ended 31 Dec 2009 and the reports of the

Directors and auditors thereon

PROPOSAL #2: Approve to confirm interim dividend and         ISSUER            YES             FOR                  FOR

declare a final dividend

PROPOSAL #3.i.a: Reelection of Rose Hynes                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.i.b: Reelection of Rory Byrne                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.ii: Reelection of Frank Davis                             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditor's remuneration

PROPOSAL #5: Approve the Directors to allot relevant         ISSUER            YES             FOR                  FOR

securities

PROPOSAL #6: Approve to disapply the statutory pre-           ISSUER            YES         AGAINST           AGAINST

emption rights in certain circumstances

PROPOSAL #7: Authorize the Company to make market              ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #8: Grant authority to  re-issue price range        ISSUER            YES             FOR                  FOR

 of treasury shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOTAL S A

  TICKER:                  N/A                 CUSIP:   F92124100

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's financial                   ISSUER            YES             FOR                  FOR

statements

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements

PROPOSAL #O.3: Approve the allocation of the profit,         ISSUER            YES             FOR                  FOR

setting of the dividend

PROPOSAL #O.4: Approve the Agreements pursuant to              ISSUER            YES             FOR                  FOR

Article L. 225-38 of the Commercial Code

PROPOSAL #O.5: Approve the commitments pursuant to            ISSUER            YES         AGAINST           AGAINST

Article L. 225-42 of the Commercial Code

PROPOSAL #O.6: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

proceed with the Company's shares

PROPOSAL #O.7: Approve the renewal of Mr. Thierry              ISSUER            YES             FOR                  FOR

Desmarest's term as Board Member

PROPOSAL #O.8: Approve the renewal of Mr. Thierry de         ISSUER            YES         AGAINST           AGAINST

Rudder's term as Board Member

PROPOSAL #O.9: Appointment of Mr. Gunnar Brock as a          ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #O.10: Appointment of Mr. Claude Clement as         ISSUER            YES             FOR                  FOR

a Board Member to represent the Employees

Shareholders pursuant to Article 11 of the Statutes

PROPOSAL #O.11: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Appointment as Director, Mr.

Philippe Marchandise representing the Employees who

are shareholders of the Company for a 3-year period

[In accordance with Article 11 of the bylaws, only

one of the recommended Directors in resolutions 10,

11 and 12 will be elected]

PROPOSAL #O.12: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Appointment as Director, Mr.

Mohammed Zaki representing the Employees who are

shareholders of the Company for a 3-year period [In

accordance with Article 11 of the bylaws, only one of

 the recommended Directors in resolutions 10, 11 and

12 will be elected]

PROPOSAL #O.13: Approve the renewal of the Cabinet            ISSUER            YES             FOR                  FOR

Ernst and Young Audit as permanent statutory Auditor

PROPOSAL #O.14: Approve the Cabinet KPMG Audit as              ISSUER            YES             FOR                  FOR

permanent statutory Auditor

PROPOSAL #O.15: Appointment of Cabinet Auditex as the        ISSUER            YES             FOR                  FOR

 substitute statutory Auditor

PROPOSAL #O.16: Appointment of Cabinet KPMG Audit              ISSUER            YES             FOR                  FOR

I.S. as the substitute statutory Auditor

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital with preferential subscription

rights of the Shareholders, by issuing common shares

or any securities giving access to the capital by

incorporation of premiums, reserves, profits or others

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by issuing common shares or any

securities giving access to the capital, with

cancellation of preferential subscription rights

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by issuing common shares or any

securities giving access to the capital as

remuneration for the contributions in kind granted to

 the Company

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital in accordance to Article L.

3332-18 et seq. of the Code of Labor

PROPOSAL #E.21: Approve the authorization to grant            ISSUER            YES             FOR                  FOR

options to subscribe or purchase Company's shares to

some Collaborators of the group as well as to

Officers of the Company or Companies of the group

PROPOSAL #E.A: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Approve to add a new paragraph

to the end of Article 9 of the Articles of

Association as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYO SEIKAN KAISHA,LTD.

  TICKER:                  N/A                 CUSIP:   J92289107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYOTA MOTOR CORPORATION

  TICKER:                  N/A                 CUSIP:   J92676113

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Distribution of Surplus                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.19: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.20: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.21: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.22: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.23: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.24: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.25: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.26: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.27: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Elect a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Elect a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Elect a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Issuance of Stock Acquisition          ISSUER            YES             FOR                  FOR

Rights for the Purpose of Granting Stock Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYOTA TSUSHO CORPORATION

  TICKER:                  N/A                 CUSIP:   J92719111

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #5: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan

PROPOSAL #6: Approve Purchase of Own Shares                         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve Retirement Allowance for                     ISSUER            YES         AGAINST           AGAINST

Retiring Corporate Auditors, and Payment of Accrued

Benefits associated with Abolition of Retirement

Benefit System for Current Corporate Auditors

PROPOSAL #8: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRANSOCEAN, LTD.

  TICKER:                  RIG                 CUSIP:   H8817H100

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE 2009 ANNUAL REPORT, THE        ISSUER            YES             FOR                  FOR

 CONSOLIDATED FINANCIAL STATEMENTS OF TRANSOCEAN LTD.

 FOR FISCAL YEAR 2009.

PROPOSAL #02: DISCHARGE OF THE MEMBERS OF THE BOARD          ISSUER            YES             FOR                  FOR

OF DIRECTORS & EXECUTIVE OFFICERS FROM LIABILITY FOR

ACTIVITIES DURING FISCAL YEAR 2009.

PROPOSAL #03: APPROPRIATION OF AVAILABLE EARNINGS FOR        ISSUER            YES             FOR                  FOR

 FISCAL YEAR 2009 TO BE CARRIED FORWARD.

PROPOSAL #04: CHANGE OF THE COMPANY'S PLACE OF                   ISSUER            YES             FOR                  FOR

INCORPORATION IN SWITZERLAND.

PROPOSAL #05: RENEWAL OF THE COMPANY'S AUTHORIZED              ISSUER            YES             FOR                  FOR

SHARE CAPITAL.

PROPOSAL #06: DISTRIBUTION TO SHAREHOLDERS IN THE              ISSUER            YES             FOR                  FOR

FORM OF A PAR VALUE REDUCTION.

PROPOSAL #07: AMENDMENTS TO THE ARTICLES OF                        ISSUER            YES             FOR                  FOR

ASSOCIATION TO REFLECT THE SWISS FEDERAL ACT ON

INTERMEDIATED SECURITIES.

PROPOSAL #8A: ELECTION OF DIRECTOR: STEVEN L. NEWMAN.        ISSUER            YES             FOR                  FOR

PROPOSAL #8B: REELECTION OF DIRECTOR: THOMAS W. CASON.      ISSUER            YES             FOR                  FOR

PROPOSAL #8C: REELECTION OF DIRECTOR: ROBERT M.                 ISSUER            YES             FOR                  FOR

SPRAGUE.

PROPOSAL #8D: REELECTION OF DIRECTOR: J. MICHAEL                ISSUER            YES             FOR                  FOR

TALBERT.

PROPOSAL #8E: REELECTION OF DIRECTOR: JOHN L.                     ISSUER            YES             FOR                  FOR

WHITMIRE.

PROPOSAL #09: APPOINTMENT OF ERNST & YOUNG LLP AS THE        ISSUER            YES             FOR                  FOR

 COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING

FIRM FOR FISCAL YEAR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRANSOCEAN, LTD.

  TICKER:                  RIG                 CUSIP:   H8817H100

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE 2009 ANNUAL REPORT, THE        ISSUER            YES             FOR                  FOR

 CONSOLIDATED FINANCIAL STATEMENTS OF TRANSOCEAN LTD.

 FOR FISCAL YEAR 2009.

PROPOSAL #02: DISCHARGE OF THE MEMBERS OF THE BOARD          ISSUER            YES             FOR                  FOR

OF DIRECTORS & EXECUTIVE OFFICERS FROM LIABILITY FOR

ACTIVITIES DURING FISCAL YEAR 2009.

PROPOSAL #03: APPROPRIATION OF AVAILABLE EARNINGS FOR        ISSUER            YES             FOR                  FOR

 FISCAL YEAR 2009 TO BE CARRIED FORWARD.

PROPOSAL #04: CHANGE OF THE COMPANY'S PLACE OF                   ISSUER            YES             FOR                  FOR

INCORPORATION IN SWITZERLAND.

PROPOSAL #05: RENEWAL OF THE COMPANY'S AUTHORIZED              ISSUER            YES             FOR                  FOR

SHARE CAPITAL.

PROPOSAL #06: DISTRIBUTION TO SHAREHOLDERS IN THE              ISSUER            YES             FOR                  FOR

FORM OF A PAR VALUE REDUCTION.

PROPOSAL #07: AMENDMENTS TO THE ARTICLES OF                        ISSUER            YES             FOR                  FOR

ASSOCIATION TO REFLECT THE SWISS FEDERAL ACT ON

INTERMEDIATED SECURITIES.

PROPOSAL #8A: ELECTION OF DIRECTOR: STEVEN L. NEWMAN.        ISSUER            YES             FOR                  FOR

PROPOSAL #8B: REELECTION OF DIRECTOR: THOMAS W. CASON.      ISSUER            YES             FOR                  FOR

PROPOSAL #8C: REELECTION OF DIRECTOR: ROBERT M.                 ISSUER            YES             FOR                  FOR

SPRAGUE.

PROPOSAL #8D: REELECTION OF DIRECTOR: J. MICHAEL                ISSUER            YES             FOR                  FOR

TALBERT.

PROPOSAL #8E: REELECTION OF DIRECTOR: JOHN L.                     ISSUER            YES             FOR                  FOR

WHITMIRE.

PROPOSAL #09: APPOINTMENT OF ERNST & YOUNG LLP AS THE        ISSUER            YES             FOR                  FOR

 COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING

FIRM FOR FISCAL YEAR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TREND MICRO INCORPORATED

  TICKER:                  N/A                 CUSIP:   J9298Q104

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSINGTAO BREWERY CO LTD

  TICKER:                  N/A                 CUSIP:   Y8997D102

  MEETING DATE:      11/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Fumio Yamazaki as a Non-               ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #1.2: Elect Mr. Tang Jun as a Non-Executive         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.: Elect Mr. Akiyoshi koji as a Supervisor        ISSUER            YES             FOR                  FOR

 and as Shareholder Representative of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSINGTAO BREWERY CO LTD

  TICKER:                  N/A                 CUSIP:   Y8997D102

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the work report of the Board of         ISSUER            YES             FOR                  FOR

Directors of the Company for the year 2009

PROPOSAL #2: Approve the work report of the Board of         ISSUER            YES             FOR                  FOR

Supervisors of the Company for the year 2009

PROPOSAL #3: Approve the financial statements                     ISSUER            YES             FOR                  FOR

(audited) of the Company for the year 2009

PROPOSAL #4: Approve to determine the profit                       ISSUER            YES             FOR                  FOR

distribution (including dividends distribution)

proposal for the year 2009

PROPOSAL #5: Re-appoint PricewaterhouseCoopers Zhong         ISSUER            YES             FOR                  FOR

Tian Certified Public Accountants Limited Company as

the Company's Domestic Auditor and

PricewaterhouseCoopers as its International Auditor

for the year 2010 and authorize the Board of

Directors to determine their remunerations

PROPOSAL #6: Approve the reward proposal to the                 ISSUER            YES             FOR                  FOR

Directors and Supervisors of the Company for the

Award of Board of Directors for the year 2009 awarded

 by Shanghai Stock Exchange

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TUI TRAVEL PLC

  TICKER:                  N/A                 CUSIP:   G9127H104

  MEETING DATE:      2/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the reports of        ISSUER            YES             FOR                  FOR

 the Directors and the Auditors for the YE 30 SEP 2009

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 30 SEP 2009

PROPOSAL #3.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Dr. Michael Frenzel as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #5.: Re-elect Tony Campbell as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Clare Chapman as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Re-elect Rainer Feuerhake as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-elect Johan Lundgren as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-elect Horst Baier as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Re-appoint KPMG Audit plc as the                 ISSUER            YES             FOR                  FOR

Auditors of the Company, until the conclusion of the

next AGM of the Company and authorize the Directors

to determine their remuneration

PROPOSAL #11.: Authorize the Directors, in accordance        ISSUER            YES             FOR                  FOR

 with Section 551 of the Companies Act 2006, to allot

 shares in the Company and to grant rights to

subscribe for, or to convert any security into,

shares in the Company (Rights): a) up to an aggregate

 nominal amount of GBP 37,267,022.30; and b) up to a

further aggregate nominal amount of GBP 37,267,022.30

 provided that: i) they are equity securities (within

 the meaning of Section 560(1) of the Companies Act

2006) and ii) they are offered by way of a rights

issue to holders of ordinary shares on the register

of members at such record date as the Directors may

determine where the equity securities respectively

attributable to the interests of the ordinary

shareholders are proportionate (as nearly as may be

practicable) to the respective numbers of ordinary

shares held or deemed to be held by them on any such

record date and to other holders of equity securities

 entitled to participate therein, subject to such

exclusions or other arrangements as the directors may

 deem necessary or expedient to deal with treasury

shares, fractional entitlements or legal or practical

 problems arising under the laws of any overseas

territory or the requirements of any regulatory body

or stock exchange or by virtue of shares being

represented by depositary receipts or any other

matter; [Authority expires the earlier of the

conclusion on the date of the next AGM of the Company

 or 09 MAY 2011]; and the Directors shall be entitled

 to allot shares and grant Rights pursuant to any

such offer or agreement as if this authority had not

PROPOSAL #S.12: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

Section 570 and Section 573 of the Companies Act

2006, to allot equity securities (within the meaning

of Section 560 of that Act) for cash either pursuant

to the authority conferred by Resolution 11 above or

by way of a sale of treasury shares as if section

561(1) of that Act did not apply to any such

allotment provided that this power shall be limited

to: the allotment of equity securities in connection

with an offer of securities in favor of the holders

of ordinary shares on the register of members at such

 record date as the directors may determine and other

 persons entitled to participate therein where the

equity securities respectively attributable to the

interests of the ordinary shareholders are

proportionate (as nearly as may be practicable) to

the respective numbers of ordinary shares held or

deemed to be held by them on any such record date,

subject to such exclusions or other arrangements as

the directors may deem necessary or expedient to deal

 with treasury shares, fractional entitlements or

legal or practical problems arising under the laws of

 any overseas territory or the requirements of any

regulatory body or stock exchange or by virtue of

shares being represented by depositary receipts or

any other matter; and the allotment to any person or

persons of equity securities up to an aggregate

nominal amount of GBP 5,590,053.30; and [Authority

expires the earlier of the conclusion on the date of

the next AGM of the Company or 09 MAY 2011]; and the

Directors shall be entitled to allot equity

securities pursuant to any such offer or agreement as

 if the power conferred hereby had not expired

PROPOSAL #S.13: Authorize the Company, to make market        ISSUER            YES             FOR                  FOR

 purchases (within the meaning of Section 693(4) of

the Companies Act 2006) of ordinary shares of 10

pence each of the Company on such terms and in such

manner as the directors may from time to time

determine, provided that: the maximum number of

ordinary shares hereby authorized to be acquired is

111,801,067; the minimum price which may be paid for

any such share is 10 pence; the maximum price

(excluding expenses) which may be paid for any such

share is an amount equal to 105% of the average of

the middle market quotations for an ordinary share in

 the Company as derived from The London Stock

Exchange Daily Official List for the five business

days immediately preceding the day on which such

share is contracted to be purchased; [Authority

expire on 09 FEB 2011]; and the Company may make a

contract to purchase its ordinary shares under the

authority hereby conferred prior to the expiry of

such authority, which contract will or may be

executed wholly or partly after the expiry of such

authority, and may purchase its ordinary shares in

PROPOSAL #S.14: Approve that a general meeting, other        ISSUER            YES             FOR                  FOR

 than an AGM, may be called on not less than 14 clear

 days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURKIYE GARANTI BANKASI A S

  TICKER:                  N/A                 CUSIP:   M4752S106

  MEETING DATE:      9/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and forming of Presidency of            ISSUER             NO              N/A                  N/A

Board

PROPOSAL #2.: Authorize the Board Members to sign the        ISSUER             NO              N/A                  N/A

 minutes of the meeting

PROPOSAL #3.: Approve to determine the dividend                 ISSUER             NO              N/A                  N/A

distribution as per item 45 of Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURKIYE GARANTI BANKASI A S

  TICKER:                  N/A                 CUSIP:   M4752S106

  MEETING DATE:      4/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and forming the Presidency Board        ISSUER             NO              N/A                  N/A

PROPOSAL #2: Authorize the Board Members to sign the         ISSUER             NO              N/A                  N/A

minutes of meeting

PROPOSAL #3: Approve the reports of Board of                       ISSUER             NO              N/A                  N/A

Directors and the Auditors

PROPOSAL #4: Approve and ratify the balance sheet and        ISSUER             NO              N/A                  N/A

 profit and loss accounts, acceptance or rejection by

 discussion of the Board of Directors proposal

regarding the dividend distribution

PROPOSAL #5: Amend the 8th Article of the Articles of        ISSUER             NO              N/A                  N/A

 Association and temporary Article 2

PROPOSAL #6: Approve the release of the Board Members        ISSUER             NO              N/A                  N/A

 and Auditors

PROPOSAL #7: Approve the determination on wages of            ISSUER             NO              N/A                  N/A

Board Members and Auditors

PROPOSAL #8: Approve the Independent Audit Firm                  ISSUER             NO              N/A                  N/A

PROPOSAL #9: Approve to inform the shareholders about        ISSUER             NO              N/A                  N/A

 donations

PROPOSAL #10: Authorize the Members of the Board of          ISSUER             NO              N/A                  N/A

Directors to do business with the bank provisions of

the Banking Law to remain reserved in accordance with

 Articles 334 and 335 of Turkish Commercial Code

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURKIYE VAKIFLAR BANKASI TAO

  TICKER:                  N/A                 CUSIP:   M9037B109

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening the assembly, election of the            ISSUER             NO              N/A                  N/A

Chairmanship

PROPOSAL #2: Authorize the Chairmanship in order to          ISSUER             NO              N/A                  N/A

sign the minutes of the assembly

PROPOSAL #3: Receive the Board of Directors activity         ISSUER             NO              N/A                  N/A

report, Auditors report and Independent Auditing

Company's report

PROPOSAL #4: Ratify the balance sheet and profit &            ISSUER             NO              N/A                  N/A

loss statement of 2009

PROPOSAL #5: Grant discharge to the Board Members for        ISSUER             NO              N/A                  N/A

 the activities and accounts of 2009

PROPOSAL #6: Grant discharge to the Auditors for the         ISSUER             NO              N/A                  N/A

activities and accounts of 2009

PROPOSAL #7: Approve the Board of Directors proposal         ISSUER             NO              N/A                  N/A

concerning distribution of 2009's profit

PROPOSAL #8: Approve to give information to the                 ISSUER             NO              N/A                  N/A

general assembly about our bank's policies on

distribution of profit for 2010 and subsequent years

PROPOSAL #9: Approve to re-new the elections for the         ISSUER             NO              N/A                  N/A

Memberships of the Board of Directors

PROPOSAL #10: Approve to re-new the elections for the        ISSUER             NO              N/A                  N/A

 Memberships of the Board of Auditors

PROPOSAL #11: Approve to determine the remuneration          ISSUER             NO              N/A                  N/A

for the Members of the Board of Directors and Auditors

PROPOSAL #12: Ratify the election of Independent                ISSUER             NO              N/A                  N/A

External Auditing Company in accordance with the

related regulation of the capital market Board

PROPOSAL #13: Authorize the Board of Directors in              ISSUER             NO              N/A                  N/A

order to regulate and amend the employees regulation

PROPOSAL #14: Approve to give information about the          ISSUER             NO              N/A                  N/A

donations given across the year

PROPOSAL #15: Wishes and suggestions                                     ISSUER             NO              N/A                  N/A

PROPOSAL #16: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TYCO ELECTRONICS LTD

  TICKER:                  TEL                 CUSIP:   H8912P106

  MEETING DATE:      10/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE PAYMENT OF A DISTRIBUTION TO        ISSUER            YES             FOR                  FOR

 SHAREHOLDERS THROUGH A REDUCTION OF THE PAR VALUE OF

 OUR SHARES, SUCH PAYMENT TO BE MADE IN TWO

INSTALLMENTS ON OR BEFORE MARCH 26, 2010 (THE END OF

THE SECOND FISCAL QUARTER OF 2010).

PROPOSAL #02: TO APPROVE ANY ADJOURNMENTS OR                       ISSUER            YES             FOR                  FOR

POSTPONEMENTS OF THE EXTRAORDINARY GENERAL MEETING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TYCO ELECTRONICS LTD

  TICKER:                  TEL                 CUSIP:   H8912P106

  MEETING DATE:      10/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE PAYMENT OF A DISTRIBUTION TO        ISSUER            YES             FOR                  FOR

 SHAREHOLDERS THROUGH A REDUCTION OF THE PAR VALUE OF

 OUR SHARES, SUCH PAYMENT TO BE MADE IN TWO

INSTALLMENTS ON OR BEFORE MARCH 26, 2010 (THE END OF

THE SECOND FISCAL QUARTER OF 2010).

PROPOSAL #02: TO APPROVE ANY ADJOURNMENTS OR                       ISSUER            YES             FOR                  FOR

POSTPONEMENTS OF THE EXTRAORDINARY GENERAL MEETING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TYCO ELECTRONICS LTD

  TICKER:                  TEL                 CUSIP:   H8912P106

  MEETING DATE:      3/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF PIERRE R. BRONDEAU                       ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF RAM CHARAN                                     ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF JUERGEN W. GROMER                         ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF ROBERT M. HERNANDEZ                      ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF THOMAS J. LYNCH                             ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DANIEL J. PHELAN                           ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF FREDERIC M. POSES                         ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF LAWRENCE S. SMITH                         ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF PAULA A. SNEED                              ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DAVID P. STEINER                           ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF JOHN C. VAN SCOTER                       ISSUER            YES             FOR                  FOR

PROPOSAL #2A: TO APPROVE THE 2009 ANNUAL REPORT OF            ISSUER            YES             FOR                  FOR

TYCO ELECTRONICS LTD. (EXCLUDING THE STATUTORY

FINANCIAL STATEMENTS FOR THE PERIOD ENDED SEPTEMBER

25, 2009 AND THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE FISCAL YEAR ENDED SEPTEMBER 25, 2009)

PROPOSAL #2B: TO APPROVE THE STATUTORY FINANCIAL                ISSUER            YES             FOR                  FOR

STATEMENTS OF TYCO ELECTRONICS LTD. FOR THE PERIOD

ENDED SEPTEMBER 25, 2009

PROPOSAL #2C: TO APPROVE THE CONSOLIDATED FINANCIAL          ISSUER            YES             FOR                  FOR

STATEMENTS OF TYCO ELECTRONICS LTD. FOR THE FISCAL

YEAR ENDED SEPTEMBER 25, 2009

PROPOSAL #03: TO APPROVE THE EQUIVALENT OF A DIVIDEND        ISSUER            YES             FOR                  FOR

 PAYMENT IN THE FORM OF A DISTRIBUTION TO

SHAREHOLDERS THROUGH A REDUCTION OF THE PAR VALUE OF

TYCO ELECTRONICS SHARES, SUCH PAYMENT TO BE MADE IN

FOUR EQUAL QUARTERLY INSTALLMENTS ON OR BEFORE MARCH

25, 2011 (THE END OF THE SECOND FISCAL QUARTER OF

PROPOSAL #04: TO RELEASE THE MEMBERS OF THE BOARD OF         ISSUER            YES             FOR                  FOR

DIRECTORS AND EXECUTIVE OFFICERS OF TYCO ELECTRONICS

FOR ACTIVITIES DURING FISCAL YEAR 2009

PROPOSAL #05: TO APPROVE AN INCREASE IN THE NUMBER OF        ISSUER            YES             FOR                  FOR

 SHARES AVAILABLE FOR AWARDS UNDER THE TYCO

ELECTRONICS LTD. 2007 STOCK AND INCENTIVE PLAN

PROPOSAL #6A: TO ELECT DELOITTE & TOUCHE LLP AS TYCO         ISSUER            YES             FOR                  FOR

ELECTRONICS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING

 FIRM FOR FISCAL YEAR 2010

PROPOSAL #6B: TO ELECT DELOITTE AG, ZURICH,                        ISSUER            YES             FOR                  FOR

SWITZERLAND, AS TYCO ELECTRONICS' SWISS REGISTERED

AUDITOR UNTIL THE NEXT ANNUAL GENERAL MEETING OF TYCO

 ELECTRONICS

PROPOSAL #6C: TO ELECT PRICEWATERHOUSECOOPERS AG,              ISSUER            YES             FOR                  FOR

ZURICH, SWITZERLAND, AS TYCO ELECTRONICS' SPECIAL

AUDITOR UNTIL THE NEXT ANNUAL GENERAL MEETING OF TYCO

 ELECTRONICS

PROPOSAL #07: TO APPROVE ANY ADJOURNMENTS OR                       ISSUER            YES             FOR                  FOR

POSTPONEMENTS OF THE ANNUAL GENERAL MEETING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TYCO ELECTRONICS LTD

  TICKER:                  TEL                 CUSIP:   H8912P106

  MEETING DATE:      3/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF PIERRE R. BRONDEAU                       ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF RAM CHARAN                                     ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF JUERGEN W. GROMER                         ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF ROBERT M. HERNANDEZ                      ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF THOMAS J. LYNCH                             ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DANIEL J. PHELAN                           ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF FREDERIC M. POSES                         ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF LAWRENCE S. SMITH                         ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF PAULA A. SNEED                              ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DAVID P. STEINER                           ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF JOHN C. VAN SCOTER                       ISSUER            YES             FOR                  FOR

PROPOSAL #2A: TO APPROVE THE 2009 ANNUAL REPORT OF            ISSUER            YES             FOR                  FOR

TYCO ELECTRONICS LTD. (EXCLUDING THE STATUTORY

FINANCIAL STATEMENTS FOR THE PERIOD ENDED SEPTEMBER

25, 2009 AND THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE FISCAL YEAR ENDED SEPTEMBER 25, 2009)

PROPOSAL #2B: TO APPROVE THE STATUTORY FINANCIAL                ISSUER            YES             FOR                  FOR

STATEMENTS OF TYCO ELECTRONICS LTD. FOR THE PERIOD

ENDED SEPTEMBER 25, 2009

PROPOSAL #2C: TO APPROVE THE CONSOLIDATED FINANCIAL          ISSUER            YES             FOR                  FOR

STATEMENTS OF TYCO ELECTRONICS LTD. FOR THE FISCAL

YEAR ENDED SEPTEMBER 25, 2009

PROPOSAL #03: TO APPROVE THE EQUIVALENT OF A DIVIDEND        ISSUER            YES             FOR                  FOR

 PAYMENT IN THE FORM OF A DISTRIBUTION TO

SHAREHOLDERS THROUGH A REDUCTION OF THE PAR VALUE OF

TYCO ELECTRONICS SHARES, SUCH PAYMENT TO BE MADE IN

FOUR EQUAL QUARTERLY INSTALLMENTS ON OR BEFORE MARCH

25, 2011 (THE END OF THE SECOND FISCAL QUARTER OF

PROPOSAL #04: TO RELEASE THE MEMBERS OF THE BOARD OF         ISSUER            YES             FOR                  FOR

DIRECTORS AND EXECUTIVE OFFICERS OF TYCO ELECTRONICS

FOR ACTIVITIES DURING FISCAL YEAR 2009

PROPOSAL #05: TO APPROVE AN INCREASE IN THE NUMBER OF        ISSUER            YES             FOR                  FOR

 SHARES AVAILABLE FOR AWARDS UNDER THE TYCO

ELECTRONICS LTD. 2007 STOCK AND INCENTIVE PLAN

PROPOSAL #6A: TO ELECT DELOITTE & TOUCHE LLP AS TYCO         ISSUER            YES             FOR                  FOR

ELECTRONICS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING

 FIRM FOR FISCAL YEAR 2010

PROPOSAL #6B: TO ELECT DELOITTE AG, ZURICH,                        ISSUER            YES             FOR                  FOR

SWITZERLAND, AS TYCO ELECTRONICS' SWISS REGISTERED

AUDITOR UNTIL THE NEXT ANNUAL GENERAL MEETING OF TYCO

 ELECTRONICS

PROPOSAL #6C: TO ELECT PRICEWATERHOUSECOOPERS AG,              ISSUER            YES             FOR                  FOR

ZURICH, SWITZERLAND, AS TYCO ELECTRONICS' SPECIAL

AUDITOR UNTIL THE NEXT ANNUAL GENERAL MEETING OF TYCO

 ELECTRONICS

PROPOSAL #07: TO APPROVE ANY ADJOURNMENTS OR                       ISSUER            YES             FOR                  FOR

POSTPONEMENTS OF THE ANNUAL GENERAL MEETING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UBS AG

  TICKER:                  N/A                 CUSIP:   H89231338

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the annual report and Group            ISSUER            YES             FOR                  FOR

and Parent bank accounts

PROPOSAL #1.2: Approve the compensation report for            ISSUER            YES         AGAINST           AGAINST

2009

PROPOSAL #2.: Approve the appropriation of results             ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Grant discharge to the Members of the         ISSUER            YES             FOR                  FOR

Board of Directors and the Group Executive Board for

the FY 2009

PROPOSAL #3.2: Grant discharge to the Members of the         ISSUER            YES             FOR                  FOR

Board of Directors and the Group Executive Board for

the FY 2008

PROPOSAL #3.3: Grant discharge to the Members of the         ISSUER            YES         AGAINST           AGAINST

Board of Directors and the Group Executive Board for

the FY 2007

PROPOSAL #4.: Approve the adaptation of the Articles         ISSUER            YES             FOR                  FOR

of Association to new Swiss Intermediary-Held

Securities Act and amend Article 4 Paragraph 2 and

Article 6 of the Articles of Association

PROPOSAL #5.1.1: Re-elect Kaspar Villiger as a Member        ISSUER            YES             FOR                  FOR

 of the Board of Directors for a 1 year term of office

PROPOSAL #5.1.2: Re-elect Sally Bott as a Member of          ISSUER            YES             FOR                  FOR

the Board of Directors for a 1 year term of office

PROPOSAL #5.1.3: Re-elect Michel Demare as a Member          ISSUER            YES             FOR                  FOR

of the Board of Directors for a 1 year term of office

PROPOSAL #5.1.4: Re-elect Rainer-Marc Frey as a                 ISSUER            YES             FOR                  FOR

Member of the Board of Directors for a 1 year term of

PROPOSAL #5.1.5: Re-elect Bruno Gehrig as a Member of        ISSUER            YES             FOR                  FOR

 the Board of Directors for a 1 year term of office

PROPOSAL #5.1.6: Re-elect Ann F. Godbehere as a                 ISSUER            YES             FOR                  FOR

Member of the Board of Directors for a 1 year term of

PROPOSAL #5.1.7: Re-elect Axel P. Lehmann as a Member        ISSUER            YES             FOR                  FOR

 of the Board of Directors for a 1 year term of office

PROPOSAL #5.1.8: Re-elect Helmut Panke as a Member of        ISSUER            YES             FOR                  FOR

 the Board of Directors for a 1 year term of office

PROPOSAL #5.1.9: Re-elect William G. Parrett as a              ISSUER            YES             FOR                  FOR

Member of the Board of Directors for a 1 year term of

 office

PROPOSAL #5.110: Re-elect David Sidwell as a Member          ISSUER            YES             FOR                  FOR

of the Board of Directors for a 1 year term of office

PROPOSAL #5.2: Election of Wolfgang Mayrhuber as an          ISSUER            YES             FOR                  FOR

Independent Member of the Board of Directors for a 1

year term of office

PROPOSAL #5.3: Re-elect Ernst & Young Ltd., Basel,            ISSUER            YES             FOR                  FOR

for 1 year term of office as the Auditors for the

financial statements of UBS AG and the consolidated

financial statements of the UBS Group

PROPOSAL #6.: Approve the creation of conditional              ISSUER            YES             FOR                  FOR

capital in a maximum amount of CHF 38,000,000 by

means of adding Article 4a Paragraph 4 to the

Articles of Association, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UCO BANK

  TICKER:                  N/A                 CUSIP:   Y9035A100

  MEETING DATE:      3/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, pursuant to the          ISSUER            YES             FOR                  FOR

provisions of Section 3 2B   c  of the Banking

Companies  Acquisition and Transfer of Undertakings

Act 1970  Act , Section 20 of the Nationalized Banks

 Management and Miscellaneous Provisions  Scheme 1970

  Scheme , Guidelines and Directives of Reserve Bank

of India and Securities Exchange Board of India

Issue of Capital and Disclosure Requirements

Regulations, 2009  ICDR Regulations  and other

regulatory authorities and subject to the Listing

Agreement  including any amendment thereto or re-

enactment thereof  entered into by UCO Bank with the

stock exchange where the shares of the Bank are

listed and in accordance with the provisions of the

UCO Bank  Shares and Meetings  Regulations, 2003 CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ULTRAPETROL (BAHAMAS) LIMITED

  TICKER:                  ULTR               CUSIP:   P94398107

  MEETING DATE:      10/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO VOTE FOR, AGAINST OR WITHHOLD FROM          ISSUER            YES             FOR                  FOR

VOTING ON THE APPROVAL OF THE FINANCIAL STATEMENTS OF

 THE COMPANY FOR THE YEAR ENDED 31 DECEMBER, 2008 AND

 THE AUDITORS REPORT THEREON.

PROPOSAL #2A: RE-ELECTION OF DIRECTOR: FELIPE                     ISSUER            YES         AGAINST           AGAINST

MENENDEZ ROSS

PROPOSAL #2B: RE-ELECTION OF DIRECTOR: RICARDO                   ISSUER            YES         AGAINST           AGAINST

MENENDEZ ROSS

PROPOSAL #2C: RE-ELECTION OF DIRECTOR: JAMES F. MARTIN      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2D: RE-ELECTION OF DIRECTOR: TESEO BERGOGLIO      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2E: RE-ELECTION OF DIRECTOR: LEONARD J.              ISSUER            YES         AGAINST           AGAINST

HOSKINSON

PROPOSAL #2F: RE-ELECTION OF DIRECTOR: MICHAEL C.              ISSUER            YES             FOR                  FOR

HAGAN

PROPOSAL #2G: RE-ELECTION OF DIRECTOR: GEORGE WOOD             ISSUER            YES             FOR                  FOR

PROPOSAL #03: TO RATIFY AND CONFIRM ALL ACTS,                     ISSUER            YES             FOR                  FOR

TRANSACTIONS AND PROCEEDINGS OF DIRECTORS, OFFICERS

AND EMPLOYEES OF THE COMPANY FOR THE FINANCIAL YEAR

ENDED 31 DECEMBER, 2008 AND INDEMNIFYING THE

DIRECTORS, OFFICERS AND EMPLOYEES AGAINST ALL CLAIMS,

 ACTIONS AND PROCEEDINGS THAT MAY BE BROUGHT AGAINST

THEM AS A RESULT OF ANY ACT PERFORMED OR OMITTED BY

ANY OF THEM.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNICREDIT SPA, GENOVA

  TICKER:                  N/A                 CUSIP:   T95132105

  MEETING DATE:      11/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase capital for a max          ISSUER             NO              N/A                  N/A

counter value of EUR 4,000,000,000.00, through the

issue of ordinary shares, to be offered to the

ordinary and saving shareholders, as per Article 2441

 of Italian Civil Code; any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNICREDIT SPA, GENOVA

  TICKER:                  N/A                 CUSIP:   T95132105

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial statement        ISSUER             NO              N/A                  N/A

 as at 31 DEC 2009, accompanied with the Directors

and Auditing Company's Reports; Board of Statutory

Auditors' Report. Presentation of the consolidated

financial statement.

PROPOSAL #2.: Allocation of the net profit of the              ISSUER             NO              N/A                  N/A

year;

PROPOSAL #3.1: List presented by Fondazione Cassa di         ISSUER             NO              N/A                  N/A

Risparmio di Verona, Vicenza, Belluno e Ancona:

Permanemt Auditors: 1. Mr. Cesare Bisoni, 2. Mr.

Vincenzo Nicastro, 3. Mr. Michele Rutigliano, 4. Mrs

Claudia Cattani, and 5. Mr. Alessandro Trotter;

Alternate Auditors: 1. Mr. Paolo Domenico Sfameni, 2.

 Mr. Giuseppe Verrascina

PROPOSAL #3.2: List presented by Allianz Global                 ISSUER             NO              N/A                  N/A

Investor Italia Sgr, Aletti Gestielle SGR Spa, BNP

Paribas Asset Management SGR SPA, Eurizon Capital SGR

 Spa, Eurizon Capital SA - Eurizon Easy Fund Equity

Europe, Eurizon Easy Fund Equity  Euro, Eurizon Easy

Fund Equity Italy, Eurizon Easy Fund Equity

Financial, Fideuram investimenti SGR SPA, Fideuram

Gestions SA, Interfund Sicav, ARCA SGR SPA, PGGM

Global Equity PF Fund, ANIMA SGR SPA, Mediolanum

International Funds - Challenge Funds, Mediolanum

Gestione Fondi SGR SPA, Ersel Asset management SGR

Spa, Stichting Pensioenfonds ABP, Stichting

Depositary APG Developed Markets Equity Pool,

representing more than 0.50% of Unicredit stock

capital: Permanemt Auditors: 1. Mr. Maurizio Lauri,

2. Mr. Marco ventoruzzo, 3. Mr. Mario Stella Richter,

 4. Mr. Roberto Lonzar, and 5. Mr. Giuliano Lemme;

Alternate Auditors: 1. Mr. Massimo Livatino, and 2.

PROPOSAL #4.: Determination of the remuneration for          ISSUER             NO              N/A                  N/A

the Statutory Auditors, for each year in office, in

accordance with Clause 30 of the UniCredit's Articles

 of Association.

PROPOSAL #5.: Redefinition of the compensation for            ISSUER             NO              N/A                  N/A

the Chairman of the Supervisory Body ex D.Lgs 231/01.

PROPOSAL #6.: Remuneration policy for the Group.                ISSUER             NO              N/A                  N/A

PROPOSAL #7.: UniCredit Group Employee Share                       ISSUER             NO              N/A                  N/A

Ownership Plan 2010.

PROPOSAL #8.: UniCredit Group Long Term Incentive              ISSUER             NO              N/A                  N/A

Plan 2010.

PROPOSAL #E.1: Delegation to the Board of Directors,         ISSUER             NO              N/A                  N/A

under the provisions of section 2443 of the Italian

Civil Code, of the authority to resolve, on one or

more occasions for a maximum period of one year

starting from the date of the shareholders'

resolution, to increase share capital, with the

exclusion of subscription rights, as allowed by

section 2441.8 of the Italian Civil Code, for a

maximum nominal amount of EUR 64,000,000 to service

the exercise of options to subscribe to up to

128,000,000 ordinary shares in UniCredit of par value

 EUR 0.50 each, to be reserved for the Personnel of

the Holding Company and of Group banks and companies

who hold positions of particular importance for the

purposes of achieving the Group's overall objectives;

 consequent amendments to the articles of association.

PROPOSAL #E.2: Delegation to the Board of Directors,         ISSUER             NO              N/A                  N/A

under the provisions of section 2443 of the Italian

Civil Code, of the authority to resolve, on one or

more occasions for a maximum period of 5 years

starting from the date of the shareholders'

resolution, to carry out a free capita' increase, as

allowed by section 2349 of the Italian Civil Code,

for a maximum nominal amount of EUR 29,500,000

corresponding to up to 59,000,000 ordinary shares in

UniCredit of par value EUR 0.50 each, to be granted

to the Personnel of the Holding Company and of Group

banks and companies, who hold positions of particular

 importance for the purposes of achieving the Group's

 overall objectives; consequent amendments to the

articles of association.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNILEVER N V

  TICKER:                  N/A                 CUSIP:   N8981F271

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Consideration of the annual report for          ISSUER             NO              N/A                  N/A

the 2009 financial year submitted by the Board of

Directors, including the Dutch Corporate Governance

Code and the Directors' remuneration report of the

Remuneration Committee; consideration of the way in

which Unilever applies the Dutch Corporate Governance

 Code

PROPOSAL #2: Adoption of the Annual Accounts and                ISSUER            YES             FOR                  FOR

appropriation of the profit for the 2009 financial

year: it is proposed that: (i) the annual accounts

for the 2009 financial year drawn up by the Board of

Directors be adopted; and (ii) the profit for the

2009 financial year be appropriated for addition to

the balance sheet item Profit retained EUR

PROPOSAL #3: Discharge of Executive Directors: it is         ISSUER            YES             FOR                  FOR

proposed that the Executive Directors in office in

the 2009 financial year be discharged for the

fulfillment of their task in the 2009 financial year

PROPOSAL #4: Discharge of Non-Executive Directors: it        ISSUER            YES             FOR                  FOR

 is proposed that the Non-Executive Directors in

office in the 2009 financial year be discharged for

the fulfillment of their task in the 2009 financial

PROPOSAL #5: To re-appoint Mr. P G J M Polman as an          ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #6: To appoint Mr. R J-M'S Huet as an                   ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #7: To re-appoint Professor L O Fresco as a         ISSUER            YES             FOR                  FOR

Non-Executive Director

PROPOSAL #8: To re-appoint Ms. A M Fudge as a Non-             ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #9: To re-appoint Mr. C E Golden as a Non-           ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #10: To re-appoint Dr. B E Grote as a Non-           ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #11: To re-appoint Ms. H Nyasulu as a Non-           ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #12: To re-appoint Mr. K J Storm as a Non-           ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #13: To re-appoint Mr. M Treschow as a Non-         ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #14: To re-appoint Mr. J van der Veer as a          ISSUER            YES             FOR                  FOR

Non-Executive Director

PROPOSAL #15: To re-appoint Mr. P Walsh as a Non-               ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #16: To appoint The Rt Hon Sir Malcolm                 ISSUER            YES             FOR                  FOR

Rifkind MP as a Non-Executive Director

PROPOSAL #17: To approve the Management Co-Investment        ISSUER            YES             FOR                  FOR

 Plan

PROPOSAL #18: To approve the amendment to the                     ISSUER            YES             FOR                  FOR

performance conditions of the annual bonus for

Executive Directors

PROPOSAL #19: To approve the amendments to the                   ISSUER            YES             FOR                  FOR

performance conditions of the long-term incentive

arrangements

PROPOSAL #20: It is proposed by the Board of                       ISSUER            YES             FOR                  FOR

Directors that: (i) the Articles of Association of

the Company be amended and the Company's capital be

reduced in conformity with the draft prepared by De

Brauw Blackstone Westbroek N.V., dated 31 March 2010;

 and (ii) in connection with this amendment of the

Articles of Association, any and all Directors of the

 Company, any and all Company Secretaries and Deputy

Secretaries and any and all lawyers practicing with

De Brauw Blackstone Westbroek N.V. be authorized to

apply for the required ministerial declaration of no-

objection and to execute the notarial deed of

amendment to the Articles of Association

PROPOSAL #21: The Board of Directors be authorized,          ISSUER            YES             FOR                  FOR

in accordance with Article 98 of Book 2 of the

Netherlands Civil Code, for the period running from

11 May 2010 until 11 November 2011 to cause the

Company to purchase, either through purchase on a

stock exchange or otherwise, any and all of its own

6% cumulative preference shares and 7% cumulative

preference shares (and depositary receipt thereof) on

 the following terms: (i) the purchase price,

excluding expenses and interest, for each 6%

cumulative preference share (each in the form of one

share or ten sub-shares) is not lower than EUR 0.01

(one eurocent) and not higher than EUR 575.50 plus a

compensation for accrued dividend (in relation to the

 relevant financial year) until the date of

repurchase; and (ii) the purchase price, excluding

expenses and interest, for each 7% cumulative

preference share (each in the form of one share or

ten sub-shares or depositary receipts thereof) is not

 lower than EUR 0.01 (one eurocent) and not higher

than EUR 671.40 plus a compensation for accrued

dividend (in relation to the relevant financial year)

PROPOSAL #22: To authorize the Board of Directors, in        ISSUER            YES             FOR                  FOR

 accordance with Article 98 of Book 2 of the

Netherlands Civil Code, for the period running from

11 May 2010 until 11 November 2011 to cause the

Company to purchase, either through purchase on a

stock exchange or otherwise, its own ordinary shares

or depositary receipts thereof with a maximum of 10%

of the issued share capital as shown in the annual

accounts for the financial year 2009 at a purchase

price per share or depositary receipt thereof,

excluding expenses, not lower than EUR 0.01 (one

eurocent) and not higher than 10% above the average

of the closing price of the shares on the NYSE

Euronext stock exchange in Amsterdam for the five

business days before the day on which the purchase is

PROPOSAL #23: To reduce the issued share capital                ISSUER            YES             FOR                  FOR

through cancellation of ordinary shares and

depositary receipts thereof; the purpose of the

reduction is to create flexibility with respect to

the Company's capital structure; it is restricted to

a maximum of 10% of the issued share capital as shown

 in the annual accounts for the financial year 2009;

only ordinary shares held by the Company or for which

 the Company holds depositary receipts may be

cancelled; shares that the Company holds in treasury

for hedging share (option) plans will not be

cancelled; the number of shares that will be

cancelled following this resolution will be

determined by the Board of Directors; each time the

amount of the capital reduction will be stated in the

 resolution of the Board of Directors that shall be

filed at the Chamber of Commerce in Rotterdam

PROPOSAL #24: Renewal of this authority is sought at         ISSUER            YES             FOR                  FOR

the AGM each year; it is proposed to designate the

Board of Directors as the Company Body, in accordance

 with Articles 96 and 96a of Book 2 of the

Netherlands Civil Code to resolve to issue, or to

grant rights to subscribe for, shares not yet issued

and to restrict or exclude the statutory pre-emption

rights that accrue to shareholders upon issue of

shares, on the understanding that this authority is

limited to 10% of the issued share capital of the

Company, plus an additional 10% of the issued share

capital of the Company in connection with or on the

occasion of mergers and acquisitions; there is no

current intention to use this authority; the

authority sought from the AGM is for the period

running from 11 May 2010 until 11 November 2011

PROPOSAL #25: Pursuant to Article 34, paragraph 3, of        ISSUER            YES             FOR                  FOR

 the Articles of Association, Auditors charged with

the auditing of the annual accounts for the current

financial year are to be appointed each year; it is

proposed that, in accordance with Article 393 of Book

 2 of the Netherlands Civil Code,

PricewaterhouseCoopers Accountants N.V. be appointed

to audit the annual accounts for the 2010 financial

year

PROPOSAL #26: Questions and close of Meeting                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNILEVER NV

  TICKER:                  N/A                 CUSIP:   N8981F271

  MEETING DATE:      10/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and announcements                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Discussion the report and the financial        ISSUER             NO              N/A                  N/A

 statements for the period 01 JUL 2008 to 30 JUN 2009

PROPOSAL #3.: As a consequence of the periodic                   ISSUER             NO              N/A                  N/A

rotation of Office Mr. J.H. Schraven will step down

as per the date of the 1st meeting of the Board of

the Administration Office to be held in 2010,

consequently a vacancy will arise in the Board, the

Board intends to fill this vacancy by re-appointing

Mr. Schraven, in accordance with Article 5.4 of its

Articles of Association, the Board wishes to inform

the holders of depositary receipts issued by the

Administration Office of this vacancy

PROPOSAL #4.: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNILEVER PLC

  TICKER:                  N/A                 CUSIP:   G92087165

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report and accounts for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Re-elect Mr. P.G.J.M. Polman as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Election of Mr. R.J.M.S. Huet as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-elect Professor L.O. Fresco as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Re-elect Ms. A.M. Fudge as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Mr. C.E. Golden as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-elect Dr. B.E. Grote as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-elect Ms. H. Nyasulu as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #10: Re-elect Mr. K.J. Storm as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #11: Re-elect Mr. M. Treschow as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #12: Re-elect Mr. J. Van der Veer as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #13: Re-elect Mr. P. Walsh as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #14: Election of the Rt Hon Sir Malcolm                ISSUER            YES             FOR                  FOR

Rifkind MP as a Director

PROPOSAL #15: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company

PROPOSAL #16: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #17: Approve to renew the authority to                 ISSUER            YES             FOR                  FOR

Directors to issue shaes

PROPOSAL #S.18: Approve to renew the authority to              ISSUER            YES             FOR                  FOR

Directors to disapply pre-emption rights

PROPOSAL #S.19: Approve to renew the authority to the        ISSUER            YES             FOR                  FOR

 Company to purchase its own shares

PROPOSAL #20: Grant authority for Political Donations        ISSUER            YES             FOR                  FOR

 and Expenditure

PROPOSAL #S.21: Approve to shorten the notice period         ISSUER            YES             FOR                  FOR

for general meetings

PROPOSAL #22: Approve the Management Co-Investment            ISSUER            YES             FOR                  FOR

Plan

PROPOSAL #S.23: Adopt new Articles of Association of         ISSUER            YES             FOR                  FOR

the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNIMICRON TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y90668107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the status of joint-venture         ISSUER             NO              N/A                  N/A

in people's republic of China

PROPOSAL #A.4: To report the status of buyback                   ISSUER             NO              N/A                  N/A

treasury stocks and conditions of transferring to

employees

PROPOSAL #A.5: To report the status of merger                      ISSUER             NO              N/A                  N/A

PROPOSAL #A.6: To report other presentations                       ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD1.4 per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.4: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.5: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNI-PRESIDENT ENTERPRISES CORP

  TICKER:                  N/A                 CUSIP:   Y91475106

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #a.4: The status of monetary loans in the            ISSUER             NO              N/A                  N/A

subsidiaries

PROPOSAL #a.5: The status of corporate bonds                       ISSUER             NO              N/A                  N/A

PROPOSAL #a.6: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #b.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #b.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.8 per share

PROPOSAL #b.3: Approve to increase on investment                ISSUER            YES             FOR                  FOR

quota in people's republic of china

PROPOSAL #b.4: Approve the issuance of new shares.            ISSUER            YES             FOR                  FOR

proposed stock dividend: 100 for 1,000 shares held

PROPOSAL #b.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #b.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #b.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #b.8: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing new shares or global depositary

receipt

PROPOSAL #b.9: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B10.1: Election of Kao Chyuan Inv. Co., Ltd        ISSUER            YES             FOR                  FOR

 (Representative: Chin-Yen Kao), Account No: 69100090

 as a Director

PROPOSAL #B10.2: Election of Joyful Investment                   ISSUER            YES             FOR                  FOR

Co.,Ltd (Representative:Kao-Huei Cheng), Account No:

69100010 as a Director

PROPOSAL #B10.3: Election of Chang-Sheng Lin, Account        ISSUER            YES             FOR                  FOR

 No: 15900071 as a Director

PROPOSAL #B10.4: Election of Taipo Investment Corp            ISSUER            YES             FOR                  FOR

(Representative: Ping-Chih Wu) [Account No: 69100060

as a Director

PROPOSAL #B10.5: Election of Hsiu-Jen Liu, Account            ISSUER            YES             FOR                  FOR

No: 52700020 as a Director

PROPOSAL #B10.6: Election of Po-Ming Hou, Account No:        ISSUER            YES             FOR                  FOR

 23100014 as a Director

PROPOSAL #B10.7: Election of Ying-Jen Wu, Account No:        ISSUER            YES             FOR                  FOR

 11100062 as a Director

PROPOSAL #B10.8: Election of Young Yun Inv. Co., Ltd.        ISSUER            YES             FOR                  FOR

 (Representative: Chung-Ho Wu) Account No: 69102650

as a Director

PROPOSAL #B10.9: Election of Kao Chyuan Inv. Co.,Ltd         ISSUER            YES             FOR                  FOR

(Representative: Chih-Hsien Lo) Account No: 69100090

as a Director

PROPOSAL #B1010: Election of Po-Yu Hou, Account No:          ISSUER            YES             FOR                  FOR

69100090 as a Director

PROPOSAL #B1011: Election of Kao-Keng Chen, Account          ISSUER            YES             FOR                  FOR

No: 33100090 as a Supervisor

PROPOSAL #B1012: Election of Chau Chih Inv. Co.,Ltd.         ISSUER            YES             FOR                  FOR

(Representative: Peng-Chih Kuo), Account No: 69105890

 as a Supervisor

PROPOSAL #B1013: Election of Joe J.T. Teng, Account          ISSUER            YES             FOR                  FOR

No: 53500011 as a Supervisor

PROPOSAL #B.11: Approve the proposal to release the          ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.12: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNISYS CORPORATION

  TICKER:                  UIS                 CUSIP:   909214306

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: APPROVAL OF AMENDMENTS TO THE COMPANY'S         ISSUER            YES             FOR                  FOR

RESTATED CERTIFICATE OF INCORPORATION AND BYLAWS TO

DECLASSIFY THE BOARD OF DIRECTORS AND PROVIDE FOR THE

 ANNUAL ELECTION OF ALL DIRECTORS BEGINNING AT THE

2011 ANNUAL MEETING OF STOCKHOLDERS

PROPOSAL #2: APPROVAL OF AN AMENDMENT TO THE                       ISSUER            YES             FOR                  FOR

COMPANY'S BYLAWS TO INCREASE THE MANDATORY RETIREMENT

 AGE FOR DIRECTORS FROM AGE 70 TO AGE 72

PROPOSAL #3: APPROVAL OF AMENDMENTS TO THE COMPANY'S         ISSUER            YES             FOR                  FOR

RESTATED CERTIFICATE OF INCORPORATION AND BYLAWS TO

DECREASE THE MINIMUM AND MAXIMUM NUMBER OF DIRECTORS

THAT MAY COMPRISE THE BOARD OF DIRECTORS

PROPOSAL #4A: ELECTION OF DIRECTOR: HENRY C. DUQUES           ISSUER            YES             FOR                  FOR

PROPOSAL #4B: ELECTION OF DIRECTOR: THEODORE E. MARTIN      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4C: ELECTION OF DIRECTOR: CHARLES B. MCQUADE      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: RATIFICATION OF THE SELECTION OF KPMG            ISSUER            YES             FOR                  FOR

LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR 2010

PROPOSAL #6: APPROVAL OF THE UNISYS CORPORATION 2010         ISSUER            YES         AGAINST           AGAINST

LONG- TERM INCENTIVE AND EQUITY COMPENSATION PLAN

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED INDL CORP LTD

  TICKER:                  N/A                 CUSIP:   V93768105

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited financial statements for the YE 31 DEC

PROPOSAL #2.: Declare a first and final dividend of          ISSUER            YES             FOR                  FOR

3.0 cents per share tax-exempt (one-tier) for the YE

31 DEC 2009

PROPOSAL #3.: Approve the Directors' fees of SGD                ISSUER            YES             FOR                  FOR

430,000 for the YE 31 DEC 2009

PROPOSAL #4.: Re-elect Mr. Gwee Lian Kheng as a                 ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation pursuant to Article

 104 of the Articles of Association of the Company

PROPOSAL #5.A: Re-appoint Dr. Wee Cho Yaw as a                   ISSUER            YES             FOR                  FOR

Director, under Section 153(6) of the Companies Act,

Chapter 50, to hold office from the date of this AGM

until the next AGM

PROPOSAL #5.B: Re-appoint Dr. John Gokongwei, Jr. as         ISSUER            YES             FOR                  FOR

a Director, under Section 153(6) of the Companies

Act, Chapter 50, to hold office from the date of this

 AGM until the next AGM

PROPOSAL #5.C: Re-appoint Mr. Tan Boon Teik as a                ISSUER            YES             FOR                  FOR

Director, under Section 153(6) of the Companies Act,

Chapter 50, to hold office from the date of this AGM

until the next AGM

PROPOSAL #5.D: Re-appoint Mr. Hwang Soo Jin as a                ISSUER            YES             FOR                  FOR

Director, under Section 153(6) of the Companies Act,

Chapter 50, to hold office from the date of this AGM

until the next AGM

PROPOSAL #5.E: Re-appoint Mr. Antonio L. Go as a                ISSUER            YES             FOR                  FOR

Director, under Section 153(6) of the Companies Act,

Chapter 50, to hold office from the date of this AGM

until the next AGM

PROPOSAL #5.F: Re-appoint Mr. James L. Go as a                   ISSUER            YES             FOR                  FOR

Director, under Section 153(6) of the Companies Act,

Chapter 50, to hold office from the date of this AGM

until the next AGM

PROPOSAL #6.: Re-appoint Messrs                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers LLP as the Auditors of the

Company and authorize the Directors to fix their

PROPOSAL #7.A: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 161 of the Companies

Act, Chapter 50, and subject to the listing rules,

guidelines and directions (Listing Requirements) of

the Singapore Exchange Securities Trading Limited

(SGX-ST), to issue: (i) shares in the capital of the

Company (Shares); (ii) convertible securities; (iii)

additional convertible securities issued pursuant to

adjustments; or (iv) Shares arising from the

conversion of the securities in (ii) and (iii) above,

 (whether by way of rights, bonus, or otherwise or

pursuant to any offer, agreement or option made or

granted by the Directors during the continuance of

this authority which would or might require shares or

 convertible securities to be issued during the

continuance of this authority or thereafter) at any

time, to such persons, upon such terms and conditions

 and for such purposes as the Directors may, in their

 absolute discretion, deem fit (notwithstanding that

the authority conferred by this resolution may have

ceased to be in force), provided that: (a) the

aggregate number of shares and convertible securities

 to be issued pursuant to this resolution (including

Shares to be issued in pursuance of convertible

securities made or granted pursuant to this

resolution) does not: (1) in the case of a

renounceable rights issue, exceed 100% of the total

number of issued shares (excluding treasury shares)

in the capital of the Company (as calculated in

accordance with sub-Paragraph (b) below) (Issued

Shares); and (2) in all other cases, exceed 50% of

the total number of Issued Shares provided that the

aggregate number of Shares to be issued other than on

 a pro rata basis to Shareholders of the Company

(including Shares to be issued in pursuance of

instruments made or granted pursuant to this

resolution) does not exceed 20% of the total number

of Issued Shares; (b) (subject to such other manner

of calculation as may be prescribed by the SGX-ST)

for the purpose of determining the aggregate number

of Shares that may be issued under (a) above, the

percentage of Issued Shares shall be based on the

total number of issued shares (excluding treasury

shares) in the capital of the Company at the time of

the passing of this resolution, after adjusting for:

(1) new shares arising from the conversion or

exercise of convertible securities; (2) (where

applicable) new shares arising from exercising share

options or vesting of Share awards outstanding or

subsisting at the time this resolution is passed,

provided the options or awards were granted in

compliance with the Listing Requirements; and (3) any

 subsequent bonus issue, consolidation or subdivision

 of Shares; [Authority expires the earlier of the

conclusion of the next AGM or the date of the next

AGM as required by law to be held]

PROPOSAL #7.B: Authorize the Directors to: (a) offer         ISSUER            YES             FOR                  FOR

and grant options in accordance with the provisions

of the United Industrial Corporation Limited Share

Option Scheme (ESOS) approved by shareholders of the

Company in general meeting on 18 MAY 2001; and (b)

allot and issue from time to time such number of

shares in the Company as may be required to be issued

 pursuant to the exercise of options under the ESOS,

provided that the aggregate number of shares to be

issued pursuant to ESOS shall not exceed 5% of the

total issued shares in the capital of the Company

(excluding treasury shares) from time to time

PROPOSAL #8: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED MICROELECTRONICS CORP

  TICKER:                  N/A                 CUSIP:   Y92370108

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the status of acquisition or        ISSUER             NO              N/A                  N/A

 disposal of assets

PROPOSAL #A.4: To report the status of the 2009                 ISSUER             NO              N/A                  N/A

corporate bonds

PROPOSAL #A.5: To report the status of buyback                   ISSUER             NO              N/A                  N/A

treasury stock

PROPOSAL #A.6: To report the procedures of                          ISSUER             NO              N/A                  N/A

transferring buy back treasury stocks to employees

PROPOSAL #A.7: To report the revision to the employee        ISSUER             NO              N/A                  N/A

 Stock Options Plan

PROPOSAL #A.8: To report the status of acquiring                ISSUER             NO              N/A                  N/A

total share ownership of He Jian Technology (Suzhou)

Co., Ltd. through merging its holding Company

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.5 per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of trading derivatives

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.5: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.8: Approve the issuance of new shares via        ISSUER            YES             FOR                  FOR

 private placement or global depositary receipt or

local convertible bonds

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITEDHEALTH GROUP INCORPORATED

  TICKER:                  UNH                 CUSIP:   91324P102

  MEETING DATE:      5/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: WILLIAM C.                   ISSUER            YES             FOR                  FOR

BALLARD, JR.

PROPOSAL #1B: ELECTION OF DIRECTOR: RICHARD T. BURKE         ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: ROBERT J. DARRETTA      ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: STEPHEN J. HEMSLEY      ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: MICHELE J. HOOPER        ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: DOUGLAS W.                   ISSUER            YES             FOR                  FOR

LEATHERDALE

PROPOSAL #1G: ELECTION OF DIRECTOR: GLENN M. RENWICK         ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: KENNETH I. SHINE         ISSUER            YES             FOR                  FOR

M.D.

PROPOSAL #1I: ELECTION OF DIRECTOR: GAIL R. WILENSKY         ISSUER            YES             FOR                  FOR

PH.D.

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE FISCAL

 YEAR ENDING DECEMBER 31, 2010.

PROPOSAL #03: SHAREHOLDER PROPOSAL CONCERNING                 SHAREHOLDER        YES         ABSTAIN           AGAINST

DISCLOSURE OF LOBBYING EXPENSES.

PROPOSAL #04: SHAREHOLDER PROPOSAL CONCERNING                 SHAREHOLDER        YES         AGAINST               FOR

ADVISORY VOTE ON EXECUTIVE COMPENSATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNIVERSAL AMERICAN CORP.

  TICKER:                  UAM                 CUSIP:   913377107

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: ELECTION OF DIRECTOR: BARRY W. AVERILL         ISSUER            YES             FOR                  FOR

PROPOSAL #02: ELECTION OF DIRECTOR: RICHARD A. BARASCH      ISSUER            YES             FOR                  FOR

PROPOSAL #03: ELECTION OF DIRECTOR: SALLY W. CRAWFORD        ISSUER            YES             FOR                  FOR

PROPOSAL #04: ELECTION OF DIRECTOR: MATTHEW W.                   ISSUER            YES             FOR                  FOR

ETHERIDGE

PROPOSAL #05: ELECTION OF DIRECTOR: MARK K. GORMLEY           ISSUER            YES             FOR                  FOR

PROPOSAL #06: ELECTION OF DIRECTOR: MARK M. HARMELING        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #07: ELECTION OF DIRECTOR: LINDA H. LAMEL             ISSUER            YES             FOR                  FOR

PROPOSAL #08: ELECTION OF DIRECTOR: PATRICK J.                   ISSUER            YES             FOR                  FOR

MCLAUGHLIN

PROPOSAL #09: ELECTION OF DIRECTOR: RICHARD C. PERRY         ISSUER            YES             FOR                  FOR

PROPOSAL #10: ELECTION OF DIRECTOR: THOMAS A. SCULLY         ISSUER            YES             FOR                  FOR

PROPOSAL #11: ELECTION OF DIRECTOR: ROBERT A. SPASS           ISSUER            YES             FOR                  FOR

PROPOSAL #12: ELECTION OF DIRECTOR: SEAN M. TRAYNOR           ISSUER            YES             FOR                  FOR

PROPOSAL #13: ELECTION OF DIRECTOR: CHRISTOPHER E.            ISSUER            YES             FOR                  FOR

WOLFE

PROPOSAL #14: ELECTION OF DIRECTOR: ROBERT F. WRIGHT         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  US AIRWAYS GROUP, INC.

  TICKER:                  LCC                 CUSIP:   90341W108

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DENISE M. O'LEARY                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GEORGE M. PHILIP                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J. STEVEN WHISLER                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFY THE APPOINTMENT OF KPMG LLP TO          ISSUER            YES             FOR                  FOR

SERVE AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING

FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.

PROPOSAL #03: STOCKHOLDER PROPOSAL RELATING TO               SHAREHOLDER        YES         AGAINST               FOR

CUMULATIVE VOTING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  USA MOBILITY, INC.

  TICKER:                  USMO               CUSIP:   90341G103

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: NICHOLAS A. GALLOPO                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: VINCENT D. KELLY                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BRIAN O'REILLY                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MATTHEW ORISTANO                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THOMAS L. SCHILLING                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SAMME L. THOMPSON                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROYCE YUDKOFF                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: RATIFICATION TO APPOINT GRANT THOMTON            ISSUER            YES             FOR                  FOR

LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE

  TICKER:                  VALEP             CUSIP:   91912E204

  MEETING DATE:      1/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #02: THE APPROVAL FOR THE PROTOCOLS AND                ISSUER            YES             FOR                  FOR

JUSTIFICATIONS OF THE CONSOLIDATIONS OF SOCIEDADE DE

MINERACAO ESTRELA DE APOLO S.A. (ESTRELA DE APOLO)

AND OF MINERACAO VALE CORUMBA S.A. (VALE CORUMBA)

INTO VALE, BOTH WHOLLY OWNED SUBSIDIARIES OF VALE,

PURSUANT TO ARTICLES 224 AND 225 OF THE BRAZILIAN

PROPOSAL #03: TO RATIFY THE APPOINTMENT OF DOMINGUES         ISSUER            YES             FOR                  FOR

E PINHO CONTADORES, THE EXPERTS HIRED TO APPRAISE THE

 VALUES OF BOTH ESTRELA DE APOLO AND VALE CORUMBA

PROPOSAL #04: TO DECIDE ON THE APPRAISAL REPORTS,              ISSUER            YES             FOR                  FOR

PREPARED BY THE EXPERT APPRAISERS

PROPOSAL #05: THE APPROVAL FOR THE CONSOLIDATION OF          ISSUER            YES             FOR                  FOR

BOTH ESTRELA DE APOLO AND VALE CORUMBA INTO VALE,

WITHOUT A CAPITAL INCREASE OR THE ISSUANCE OF NEW

VALE SHARES

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE S.A.

  TICKER:                  VALEP             CUSIP:   91912E204

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1A: APPRECIATION OF THE MANAGEMENTS'                 ISSUER            YES             FOR                  FOR

REPORT AND ANALYSIS, DISCUSSION AND VOTE ON THE

FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING

PROPOSAL #O1B: PROPOSAL FOR THE DESTINATION OF                   ISSUER            YES             FOR                  FOR

PROFITS OF THE SAID FISCAL YEAR AND APPROVAL OF THE

INVESTMENT BUDGET FOR VALE

PROPOSAL #O1C: APPOINTMENT OF THE MEMBERS OF THE                ISSUER            YES             FOR                  FOR

FISCAL COUNCIL

PROPOSAL #O1D: ESTABLISHMENT OF THE REMUNERATION OF          ISSUER            YES         AGAINST           AGAINST

THE SENIOR MANAGEMENT AND FISCAL COUNCIL MEMBERS

PROPOSAL #E2A: PROPOSAL FOR A CAPITAL INCREASE,                 ISSUER            YES             FOR                  FOR

THROUGH CAPITALIZATION OF RESERVES, WITHOUT THE

ISSUANCE OF SHARES, AND THE CONSEQUENT CHANGE OF THE

HEAD OF ARTICLE 5 OF VALE'S BY-LAWS

PROPOSAL #E2B: REPLACEMENT OF MR. FRANCISCO AUGUSTO          ISSUER            YES         AGAINST           AGAINST

DA COSTA E SILVA AS A MEMBER OF THE BOARD OF

DIRECTORS, WHO PRESENTED A DISMISSAL REQUEST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE S.A.

  TICKER:                  VALEP             CUSIP:   91912E204

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPOINTMENT OF A MEMBER OF BOARD OF              ISSUER            YES             FOR                  FOR

DIRECTORS- VALEPAR S.A. NOMINEE FOR THIS POSITION IS

MR. JOSE MAURO METTRAU CARNEIRO DA CUNHA. FOR MORE

DETAILS ON VALEPAR'S PROPOSAL, PLEASE REVIEW THE

DOCUMENTS RELATED TO THIS MEETING ON THE COMPANY'S

WEBPAGE.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALEO SA, PARIS

  TICKER:                  N/A                 CUSIP:   F96221126

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Parent Company's financial        ISSUER            YES             FOR                  FOR

 statements for the 2009 FY

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the 2009 FY

PROPOSAL #O.3: Approve the co-opting of Mr. Michel de        ISSUER            YES             FOR                  FOR

 Fabiani as a Director

PROPOSAL #O.4: Appointment of Mr. Jerome Contamine as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #O.5: Appointment of Mr. Daniel Camus as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #O.6: Appointment of Ms. Noelle Lenoir as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #O.7: Appointment of Ernst & Young et Autres        ISSUER            YES             FOR                  FOR

 as the Statutory Auditor

PROPOSAL #O.8: Appointment of Mazars as the Statutory        ISSUER            YES             FOR                  FOR

 Auditor

PROPOSAL #O.9: Appointment of Auditex as the                       ISSUER            YES             FOR                  FOR

Substitute Statutory Auditor for Ernst & Young et

Autres;

PROPOSAL #O.10: Appointment of Mr. Philippe Castagnac        ISSUER            YES             FOR                  FOR

 as the Substitute Statutory Auditor for Mazars

PROPOSAL #O.11: Approve the agreements including                ISSUER            YES             FOR                  FOR

undertakings made for the benefit of Mr. Jacques

Aschenbroich in accordance with the provisions of

Article L. 225-42-1 of the French Commercial Code

PROPOSAL #O.12: Approve the agreements and                          ISSUER            YES             FOR                  FOR

undertakings governed by the provisions of Articles

L. 225-38 et seq. of the French Commercial Code

PROPOSAL #O.13: Approve the allocation of earnings            ISSUER            YES             FOR                  FOR

for the FY

PROPOSAL #O.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out transactions in shares issued by the Company

PROPOSAL #E.15: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

authority to grant stock options

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

grant free shares, either existing or to be issued,

to all or some of the Group's salaried employees and

Executive Directors

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

decide on a capital increase, through the issuance of

 shares or share equivalents reserved for members of

Company Savings Plans, with waiver of preferential

subscription rights in favor of such members

PROPOSAL #E.18: Approve the delegation of powers to          ISSUER            YES             FOR                  FOR

carry out corporate formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VANGUARD MARKET LIQUIDITY FUND

  TICKER:                  N/A                 CUSIP:   N/A

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN J. BRENNAN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES D. ELLIS                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EMERSON U. FULLWOOD                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAJIV L. GUPTA                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: AMY GUTMANN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOANN HEFFERNAN HEISEN                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: F. WILLIAM MCNABB III                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANDRE F. PEROLD                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALFRED M. RANKIN, JR.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PETER F. VOLANAKIS                              ISSUER            YES             FOR                  FOR

PROPOSAL #2A: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING REAL ESTATE.

PROPOSAL #2B: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: ISSUING

SENIOR SECURITIES.

PROPOSAL #2C: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: BORROWING

 MONEY.

PROPOSAL #2D: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: MAKING

LOANS.

PROPOSAL #2E: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING COMMODITIES.

PROPOSAL #2F: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

CONCENTRATING INVESTMENTS IN A PARTICULAR INDUSTRY OR

 GROUP OF INDUSTRIES.

PROPOSAL #2G: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

ELIMINATION OF OUTDATED FUNDAMENTAL POLICIES NOT

REQUIRED BY LAW.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VARIAN MEDICAL SYSTEMS, INC.

  TICKER:                  VAR                 CUSIP:   92220P105

  MEETING DATE:      2/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN SEELY BROWN                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R. ANDREW ECKERT                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARK R. LARET                                       ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPROVE AN AMENDMENT TO THE VARIAN          ISSUER            YES             FOR                  FOR

MEDICAL SYSTEMS, INC. SECOND AMENDED AND RESTATED

2005 OMNIBUS STOCK PLAN TO INCREASE THE NUMBER OF

SHARES AVAILABLE FOR AWARDS THEREUNDER.

PROPOSAL #03: TO APPROVE THE VARIAN MEDICAL SYSTEMS,         ISSUER            YES             FOR                  FOR

INC. 2010 EMPLOYEE STOCK PURCHASE PLAN.

PROPOSAL #04: TO RATIFY THE APPOINTMENT OF                          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VESTAS WIND SYS A/S UTD  KINGDOM

  TICKER:                  N/A                 CUSIP:   K9773J128

  MEETING DATE:      1/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Article 4.6 of the Articles of              ISSUER            YES             FOR                  FOR

Associations for the proposed changed to the

specified wordings

PROPOSAL #2: Authorize the Chairman of the general            ISSUER            YES             FOR                  FOR

meeting to notify the notifiable decisions made by

the general meeting to the Danish Commerce and

Companies Agency and make the corrections in the

documents which have been prepared in connection with

 these decisions to the extent that the Danish

Commerce and Companies Agency requires so in order to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VESTAS WIND SYS A/S UTD  KINGDOM

  TICKER:                  N/A                 CUSIP:   K9773J128

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report from the Board of              ISSUER            YES             FOR                  FOR

Directors on the Company's activities during the past

 year

PROPOSAL #2: Adopt the annual report                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve to apply the profit for the year        ISSUER            YES             FOR                  FOR

 of EUR 564m as follows: transfer to reserve for net

revaluation according to the equity method: EUR 66m;

dividend: EUR 0m and retained earnings: EUR 498m

PROPOSAL #4: Re-elect Bent Erik Carlsen, Torsten Erik        ISSUER            YES             FOR                  FOR

 Rasmussen, Freddy Frandsen, Hakan Eriksson, Jorgen

Huno Rasmussen, Jorn Anaer Thomsen, Kurt Anker

Nielsen and Ola Rollen as Board Members

PROPOSAL #5: Appointment of PricewaterhouseCoopers,          ISSUER            YES             FOR                  FOR

Statsautoriseret

PROPOSAL #6.1: Amend Articles 2(4), 2(8) and 3(4)             ISSUER            YES             FOR                  FOR

which is numbered Article 3(5) in the new draft

Articles  Articles 3(1) - 3(4), Article 7(2), 8(1)

and 13(1), Article 4(3), 4(4), 5(1), 6(2), 6(3) of

the Articles of Association

PROPOSAL #6.2: Amend Articles 2, 3, 4, 5, 4(5), 6(5),        ISSUER            YES             FOR                  FOR

 6(4), 7(2) and 7(3) of the Articles of Association

PROPOSAL #6.3: Amend Article 1(1) to effect that the         ISSUER            YES             FOR                  FOR

secondary name Cotas Computer Technology A/s is

PROPOSAL #6.4: Amend Article 1(2) of the Articles of         ISSUER            YES             FOR                  FOR

Association in accordance with Section 28 of the

Danish Companies Act, and as a consequence, Article

1(3) shall be re-numbered as Article 1 (2)

PROPOSAL #6.5: Approve to rephrase Article 2(3) to            ISSUER            YES             FOR                  FOR

the effect that it specifies that the Company's

shares are registered with a central securities

depository and that any dividends will be disbursed

through such central securities depository

PROPOSAL #6.6: Approve that Article 2(9) concerning          ISSUER            YES             FOR                  FOR

cancellation is deleted, as the provisions are no

longer relevant to the Company

PROPOSAL #6.7: Approve that previous authorization to        ISSUER            YES             FOR                  FOR

 the Board of Directors in Article 3(1) to increase

the Company's share capital is renewed to apply until

 01 MAY 2011, allowing an increase of the share

capital by a total nominal amount of DKK 20,370,410

20,370,410 shares

PROPOSAL #6.8: Approve that the previous                              ISSUER            YES         AGAINST           AGAINST

authorization to the Board of Directors in Article

3(2) to increase the Company's share capital in

connection with the issuance of employee shares is

extended to expire on 01 MAY 2011

PROPOSAL #6.9: Approve that the previous                              ISSUER            YES         AGAINST           AGAINST

authorization to the Board of Directors in Article

3(3) to issue warrants and to carry out the relevant

increase of the Company's share capital is extended

to expire on 01 MAY 2011

PROPOSAL #6.10: Approve to insert an authorization to        ISSUER            YES         AGAINST           AGAINST

 the Board of Directors, in the Company's Articles of

 Association, for the Board of Directors to raise

loans against the issuance of convertible debt

instruments, the new provision will be inserted as

Article 3(4) and the existing Article 3(4) will be

renumbered to Article 3(5) and amended so that a

conversion combined with an issuance of shares,

pursuant to the authorization in Article 3(1), may

only result in a capital increase of 10%

PROPOSAL #6.11: Amend Article 4(2) to the effect that        ISSUER            YES             FOR                  FOR

 the Company's general meetings are held in Central

Denmark Region or in the Capital Region of Denmark,

as directed by the Board of Directors

PROPOSAL #6.12: Amend Article 5(2) to the effect that        ISSUER            YES             FOR                  FOR

 it clearly states that the general meeting can

decide whether the Company shall have one or two

PROPOSAL #6.13: Approve to insert a new provision,            ISSUER            YES             FOR                  FOR

stipulating that the Company's general meetings may

be held in English, provided that a simultaneous

interpretation service into Danish is given, and that

 all documents pertaining to general meetings are

available both in Danish and in English

PROPOSAL #6.14: Approve to insert a new provision             ISSUER            YES             FOR                  FOR

Article 8(8)  to the effect that the corporate

language is English

PROPOSAL #6.15: Authorize the Company to purchase              ISSUER            YES             FOR                  FOR

treasury shares, in the period until the next AGM,

within a total nominal value of 10% of the Company's

share capital from time to time, in accordance with

the relevant statutory provisions, the consideration

for such shares may not deviate by more than 10% from

 the closing price quoted by NASDAQ OMX Copenhagen at

 the time of purchase

PROPOSAL #6.16: Approve a rider to the overall                   ISSUER            YES             FOR                  FOR

guidelines for incentive pay which were adopted at

the AGM in 2009 to the effect that warrants, and not

only options, can be issued under the existing

PROPOSAL #6.17: Authorize the Chairman of the meeting        ISSUER            YES             FOR                  FOR

 to file the registrable resolutions adopted by the

general meeting with the Danish Commerce and

Companies Agency and to make such amendments to the

documents prepared in connection with these

resolutions as may be required by the Danish Commerce

 and Companies Agency in connection with registration

 of the adopted resolutions

PROPOSAL #7: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIAD CORP

  TICKER:                  VVI                 CUSIP:   92552R406

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: ISABELLA                       ISSUER            YES             FOR                  FOR

CUNNINGHAM

PROPOSAL #1B: ELECTION OF DIRECTOR: JESS HAY                       ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: ALBERT M. TEPLIN         ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFY THE APPOINTMENT OF DELOITTE &            ISSUER            YES             FOR                  FOR

TOUCHE LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR

2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VICAT-CIMENTS VICAT SA, PARIS LA DEFENSE

  TICKER:                  N/A                 CUSIP:   F18060107

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Amend the Article 13 of the Articles          ISSUER            YES             FOR                  FOR

of Association

PROPOSAL #O.2: Approve the annual accounts and                   ISSUER            YES             FOR                  FOR

operations for the year ending 31 DEC 2009

PROPOSAL #O.3: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #O.4: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

and setting of the dividend

PROPOSAL #O.5: Approve the regulated agreements                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.6: Authorize the Board of Directors, to          ISSUER            YES             FOR                  FOR

buy, keep and transfer Company shares and approve the

 Share Buyback Programme

PROPOSAL #O.7: Approve to renew the appointment of M.        ISSUER            YES         AGAINST           AGAINST

 Jacques Merceron-vicat as a Director for a 6-year

period

PROPOSAL #O.8: Appointment of M. Xavier Chalandon as         ISSUER            YES         AGAINST           AGAINST

a Director for a 6-year period

PROPOSAL #O.9: Authorize the Company to issue senior         ISSUER            YES             FOR                  FOR

debt securities, of an amount comprised between EUR

300,000,000.00 and EUR 600,000,000.00, with a unit

par value of EUR 50,000.00; and authorize the Board

of Directors to take all necessary measures and

accomplish all necessary formalities

PROPOSAL #O.10: Powers                                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIJAYA BANK LTD

  TICKER:                  N/A                 CUSIP:   Y9374P114

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the balance sheet of         ISSUER            YES             FOR                  FOR

the bank as at 31 MAR 2009, profit and loss account

of the bank for the YE 31 MAR 2009, the report of the

 Board of Directors on the working and activities of

the bank for the period covered by the accounts and

the Auditor's report on the balance sheet and accounts

PROPOSAL #2.: Declare a dividend on the shares of the        ISSUER            YES             FOR                  FOR

 bank for the FY 2008-2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VISCOFAN SA, PAMPLONA

  TICKER:                  N/A                 CUSIP:   E97579192

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the reading of the notification         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the profit and loss account,              ISSUER            YES             FOR                  FOR

proposal of distribution of the result including, in

case, partial reimbursement of the premium issue in

0.357 EUR per share and management report

PROPOSAL #3.a: Approve the explanatory report                     ISSUER            YES             FOR                  FOR

prepared pursuant to Article 116 of Spanish Law

PROPOSAL #3.b: Approve the annual Corporate                        ISSUER            YES             FOR                  FOR

Governance report

PROPOSAL #4: Appointment or, where appropriate,                 ISSUER            YES             FOR                  FOR

restoration of Auditors for the revision of the

financial statements of the Company and its Group of

Companies for the FY 2010: Ernst & Young, SL

PROPOSAL #5.a: Appointment or in case renewal of the         ISSUER            YES             FOR                  FOR

Board of Directors: Mr. Ignacio Marco-Gardoqui Ibanez

 as an Independent Board Member

PROPOSAL #5.b: Appointment or in case renewal of the         ISSUER            YES             FOR                  FOR

Board of Directors: Ms. Laura Gonzalez Molero as an

Independent Board Member

PROPOSAL #6: Approve the renewal of the authorization        ISSUER            YES         AGAINST           AGAINST

 to purchase own shares

PROPOSAL #7: Approve the report about retribution              ISSUER            YES             FOR                  FOR

policy of the Board of Directors

PROPOSAL #8: Approve the delegation of powers                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VISHAY INTERTECHNOLOGY, INC.

  TICKER:                  VSH                 CUSIP:   928298108

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DR. FELIX ZANDMAN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DR. GERALD PAUL                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: FRANK MAIER                                           ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF ERNST &            ISSUER            YES             FOR                  FOR

YOUNG LLP AS VISHAY'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31,

2010.          THE BOARD OF DIRECTORS RECOMMEND A

VOTE                   AGAINST PROPOSAL 3.

PROPOSAL #03: STOCKHOLDER PROPOSAL.                                   SHAREHOLDER        YES         AGAINST               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIVENDI, PARIS

  TICKER:                  N/A                 CUSIP:   F97982106

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual reports and accounts         ISSUER            YES             FOR                  FOR

for FY 2009

PROPOSAL #2: Approve the consolidated reports and              ISSUER            YES             FOR                  FOR

accounts for FY 2009

PROPOSAL #3: Approve the allocation of the result for        ISSUER            YES             FOR                  FOR

 FY 2009, setting of the dividend and its date for

payment

PROPOSAL #4: Approve the special report by the                   ISSUER            YES             FOR                  FOR

Statutory Auditors concerning regulated agreements

and commitments

PROPOSAL #5: Appointment of Mme Dominique Heriard              ISSUER            YES             FOR                  FOR

Dubreuil as a Member of the Supervisory

PROPOSAL #6: Appointment of Mme Aliza Jabes as a                ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #7: Appointment of Mme Jacqueline Tammenoms         ISSUER            YES             FOR                  FOR

Baker as a Member of the Supervisory

PROPOSAL #8: Appointment of M. Daniel Camus as a                ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #9: Authorize the Board of Directors in                ISSUER            YES             FOR                  FOR

order that the Company might buy its own shares

PROPOSAL #10: Grant the powers for accomplishment of         ISSUER            YES             FOR                  FOR

the formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VODAFONE GROUP PLC, NEWBURY BERKSHIRE

  TICKER:                  N/A                 CUSIP:   G93882135

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's accounts and the         ISSUER            YES             FOR                  FOR

reports of the Directors and the Auditors for the YE

31 MAR 2009

PROPOSAL #2.: Re-elect Sir John Bond as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Mr. John Buchanan as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. Vittorio Colao as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Elect Mr. Michel Combes as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Mr. Andy Halford as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Mr. Alan Jebson as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Elect Mr. Samuel Jonah as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-elect Mr. Nick Land as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Re-elect Ms. Anne Lauvergeon as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #11.: Re-elect Mr. Simon Murray as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #12.: Elect Mr. Stephen Pusey as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #13.: Re-elect Mr. Luc Vandevelde as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #14.: Re-elect Mr. Anthony Watson as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #15.: Re-elect Mr. Phllip Yea as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #16.: Approve a final dividend of 5.20 per          ISSUER            YES             FOR                  FOR

ordinary share

PROPOSAL #17.: Approve the remuneration report                    ISSUER            YES             FOR                  FOR

PROPOSAL #18.: Re-appoint Deloitte LLP as the Auditors      ISSUER            YES             FOR                  FOR

PROPOSAL #19.: Authorize the Audit Committee to                 ISSUER            YES             FOR                  FOR

determine the remuneration of the Auditors

PROPOSAL #20.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

shares under Article 16.2 of the Company's Article of

 Association

PROPOSAL #S.21: Authorize the Directors to dis-apply         ISSUER            YES             FOR                  FOR

pre-emption rights under Article 16.3 of the

Company's Article of Association

PROPOSAL #S.22: Authorize the Company's purchase of          ISSUER            YES             FOR                  FOR

its own shares [Section 166, Companies Act 1985]

PROPOSAL #S.23: Approve new Articles of Association           ISSUER            YES             FOR                  FOR

PROPOSAL #S.24: Grant authority to call the general          ISSUER            YES             FOR                  FOR

meeting other than an AGM on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WALGREEN CO.

  TICKER:                  WAG                 CUSIP:   931422109

  MEETING DATE:      1/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: STEVEN A. DAVIS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM C. FOOTE                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARK P. FRISSORA                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALAN G. MCNALLY                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: NANCY M. SCHLICHTING                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID Y. SCHWARTZ                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALEJANDRO SILVA                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES A. SKINNER                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GREGORY D. WASSON                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFY THE APPOINTMENT OF DELOITTE &            ISSUER            YES             FOR                  FOR

TOUCHE LLP AS WALGREEN CO.'S INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM.

PROPOSAL #03: AMEND AND RESTATE THE WALGREEN CO.                ISSUER            YES             FOR                  FOR

EXECUTIVE STOCK OPTION PLAN.

PROPOSAL #04: SHAREHOLDER PROPOSAL ON A POLICY TO          SHAREHOLDER        YES             FOR               AGAINST

CHANGE EACH VOTING REQUIREMENT IN WALGREEN CO.'S

CHARTER AND BY-LAWS TO SIMPLE MAJORITY VOTE.

PROPOSAL #05: SHAREHOLDER PROPOSAL ON A POLICY THAT A   SHAREHOLDER        YES         AGAINST               FOR

 SIGNIFICANT PORTION OF FUTURE STOCK OPTION GRANTS TO

 SENIOR EXECUTIVES SHOULD BE PERFORMANCE-BASED.

PROPOSAL #06: SHAREHOLDER PROPOSAL ON A WRITTEN             SHAREHOLDER        YES         ABSTAIN           AGAINST

REPORT ON CHARITABLE DONATIONS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WAL-MART DE MEXICO SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P98180105

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Receive the report from the Board of            ISSUER            YES             FOR                  FOR

Directors concerning the acquisition of Wal-Mart

Central America

PROPOSAL #II.: Approve the proposal regarding the              ISSUER            YES             FOR                  FOR

merging of the Company, in its position as Absorbing

Company, with WM Maya S. DE R.L DE C.V, as the

Absorbed Company, prior approval of the financial

statements that will be form the basis of the merger

and the respective merger agreement

PROPOSAL #III.: Amend the Corporate Bylaws that                 ISSUER            YES             FOR                  FOR

reflect the increase in capital and the issuance of

the new shares that represent the mentioned increase

as a consequence of the proposed merger

PROPOSAL #IV.: Approve the designation of the person         ISSUER            YES             FOR                  FOR

or people who, in representing the general meeting,

will have to perform its resolutions and file the

minutes of the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WAL-MART DE MEXICO SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P98180105

  MEETING DATE:      3/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Receive the report from the Board of              ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #II: Receive the report from the General              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #III: Receive the report from the Audit and         ISSUER            YES             FOR                  FOR

Corporate Practices Committees

PROPOSAL #IV: Approve the financial information to 31        ISSUER            YES             FOR                  FOR

 DEC 2009

PROPOSAL #V: Receive the report regarding the                     ISSUER            YES             FOR                  FOR

situation of the fund for the repurchase of shares

PROPOSAL #VI: Approve the plan to cancel repurchased         ISSUER            YES             FOR                  FOR

shares of the Company that are currently held in

treasury

PROPOSAL #VII: Approve the plan for the allocation of        ISSUER            YES             FOR                  FOR

 results for the period running from 01 JAN to 31 DEC

 2009

PROPOSAL #VIII: Approve the plan for the payment of a        ISSUER            YES             FOR                  FOR

 dividend of MXN 0.70 per share

PROPOSAL #IX: Amend Article 5 of the Corporate ByLaws        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #X: Approve the report regarding the                     ISSUER            YES             FOR                  FOR

fulfillment of fiscal obligations

PROPOSAL #XI: Approve the report regarding the                   ISSUER            YES             FOR                  FOR

Employee Stock Plan

PROPOSAL #XII: Approve the report from the Wal-Mart          ISSUER            YES             FOR                  FOR

De Mexico Foundation

PROPOSAL #XIII: Approve the report regarding the                ISSUER            YES             FOR                  FOR

acquisition and integration of Wal Mart Central

PROPOSAL #XIV: Ratify the acts of the Board of                   ISSUER            YES             FOR                  FOR

Directors during 2009

PROPOSAL #XV: Appointment of the Members of the Board        ISSUER            YES         AGAINST           AGAINST

 of Directors

PROPOSAL #XVI: Appointment of the Chairpersons of the        ISSUER            YES         AGAINST           AGAINST

 Audit and Corporate Practices

PROPOSAL #XVII: Approve the resolutions contained in         ISSUER            YES             FOR                  FOR

the minutes of the general meeting held

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WAL-MART STORES, INC.

  TICKER:                  WMT                 CUSIP:   931142103

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: AIDA M. ALVAREZ           ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: JAMES W. BREYER           ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: M. MICHELE BURNS         ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: JAMES I. CASH, JR.      ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: ROGER C. CORBETT         ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: DOUGLAS N. DAFT           ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: MICHAEL T. DUKE           ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: GREGORY B. PENNER        ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: STEVEN'S REINEMUND      ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: H. LEE SCOTT, JR.        ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: ARNE M. SORENSON         ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: JIM C. WALTON               ISSUER            YES             FOR                  FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: S. ROBSON WALTON         ISSUER            YES             FOR                  FOR

PROPOSAL #1N: ELECTION OF DIRECTOR: CHRISTOPHER J.            ISSUER            YES             FOR                  FOR

WILLIAMS

PROPOSAL #1O: ELECTION OF DIRECTOR: LINDA S. WOLF               ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF ERNST & YOUNG LLP AS            ISSUER            YES             FOR                  FOR

INDEPENDENT ACCOUNTANTS

PROPOSAL #03: APPROVAL OF THE WAL-MART STORES, INC.          ISSUER            YES             FOR                  FOR

STOCK INCENTIVE PLAN OF 2010

PROPOSAL #04: APPROVAL OF THE ASDA LIMITED SHARESAVE         ISSUER            YES         AGAINST           AGAINST

PLAN 2000, AS AMENDED

PROPOSAL #05: GENDER IDENTITY NON-DISCRIMINATION           SHAREHOLDER        YES         ABSTAIN           AGAINST

POLICY

PROPOSAL #06: ADVISORY VOTE ON EXECUTIVE COMPENSATION   SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #07: POLITICAL CONTRIBUTIONS REPORT                   SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #08: SPECIAL SHAREOWNER MEETINGS                        SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL #09: POULTRY SLAUGHTER                                          SHAREHOLDER        YES         ABSTAIN           AGAINST

PROPOSAL #10: LOBBYING PRIORITIES REPORT                          SHAREHOLDER        YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WARNER CHILCOTT PUBLIC LIMITED COMPANY

  TICKER:                  WCRX               CUSIP:   G94368100

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: JOHN P.                        ISSUER            YES         AGAINST           AGAINST

CONNAUGHTON

PROPOSAL #1B: ELECTION OF DIRECTOR: STEPHEN P. MURRAY        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #02: TO APPROVE THE APPOINTMENT OF                        ISSUER            YES         AGAINST           AGAINST

PRICEWATERHOUSECOOPERS LLP, A REGISTERED PUBLIC

ACCOUNTING FIRM, AS INDEPENDENT AUDITORS OF THE

COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010,

 AND TO AUTHORIZE THE BOARD OF DIRECTORS TO DETERMINE

 THE AUDITORS' REMUNERATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WARTSILA OYJ

  TICKER:                  N/A                 CUSIP:   X98155116

  MEETING DATE:      3/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Calling the meeting to order                           ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of persons to scrutinize the          ISSUER             NO              N/A                  N/A

minutes and to supervise the counting

PROPOSAL #4.: Recording the legality of the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Recording the attendance at the meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6.: Presentation of the annual accounts,            ISSUER             NO              N/A                  N/A

the report of the Board of Directors and the

Auditor's report for the year 2009

PROPOSAL #7.: Adopt the annual accounts                                ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Approve to pay a dividend of EUR 1.75          ISSUER            YES             FOR                  FOR

per share

PROPOSAL #9.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors and the Chief Executive Officer

from liability

PROPOSAL #10.: Amend the Articles 4 and 8 of Articles        ISSUER            YES             FOR                  FOR

 of Association

PROPOSAL #11.: Approve the remuneration of the                   ISSUER            YES             FOR                  FOR

Members of the Board of Directors

PROPOSAL #12.: Approve the number of Members of the          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #13.: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: Re-elect M. Aarni-sirvio, K-

G. Bergh, A. Lagerroos, B. Langenskiold, M. Vuoria

and election of P. Ehrnrooth, A. Ehrnrooth, O.

Johansson, M. Lilius as the new Members

PROPOSAL #14.: Approve the remuneration of the Auditor      ISSUER            YES             FOR                  FOR

PROPOSAL #15.: Election of KPMG OY as the Auditor               ISSUER            YES             FOR                  FOR

PROPOSAL #16.: Authorize the Board to decide on                 ISSUER            YES             FOR                  FOR

donations of max EUR 1,500,000 to the Universities

PROPOSAL #17.: Closing of the meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WATSON WYATT WORLDWIDE, INC.

  TICKER:                  WW                   CUSIP:   942712100

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: TO APPROVE AND ADOPT THE AGREEMENT AND          ISSUER            YES             FOR                  FOR

PLAN OF MERGER, DATED AS OF JUNE 26, 2009, BY AND

AMONG WATSON WYATT WORLDWIDE, INC., TOWERS, PERRIN,

FORSTER & CROSBY, INC., JUPITER SATURN HOLDING

COMPANY, JUPITER SATURN DELAWARE INC. AND JUPITER

SATURN PENNSYLVANIA INC., AS IT MAY BE AMENDED FROM

TIME TO TIME.

PROPOSAL #II: TO APPROVE THE TOWERS WATSON & CO. 2009        ISSUER            YES             FOR                  FOR

 LONG TERM INCENTIVE PLAN.

PROPOSAL #III: TO APPROVE ANY MOTION TO ADJOURN THE          ISSUER            YES             FOR                  FOR

SPECIAL MEETING TO PERMIT FURTHER SOLICITATION OF

PROXIES TO VOTE IN FAVOR OF ITEMS I AND II ABOVE.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WAUSAU PAPER CORP.

  TICKER:                  WPP                 CUSIP:   943315101

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: ANDREW N. BAUR                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DENNIS J. KUESTER                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPROVE THE 2010 STOCK INCENTIVE PLAN.         ISSUER            YES             FOR                  FOR

PROPOSAL #03: RATIFY THE APPOINTMENT OF DELOITTE &            ISSUER            YES             FOR                  FOR

TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR

THE 2010 FISCAL YEAR.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WELLPOINT, INC.

  TICKER:                  WLP                 CUSIP:   94973V107

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: SHEILA P. BURKE           ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: GEORGE A.                     ISSUER            YES             FOR                  FOR

SCHAEFER, JR.

PROPOSAL #1C: ELECTION OF DIRECTOR: JACKIE M. WARD             ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF ERNST &            ISSUER            YES             FOR                  FOR

YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR 2010.

PROPOSAL #03: IF PROPERLY PRESENTED AT THE MEETING,      SHAREHOLDER        YES         AGAINST               FOR

TO VOTE ON A SHAREHOLDER PROPOSAL CONCERNING A

FEASIBILITY STUDY FOR CONVERTING TO NONPROFIT STATUS.

PROPOSAL #04: IF PROPERLY PRESENTED AT THE MEETING,      SHAREHOLDER        YES         ABSTAIN           AGAINST

TO VOTE ON A SHAREHOLDER PROPOSAL CONCERNING

DISCLOSURE OF LOBBYING EXPENSES.

PROPOSAL #05: IF PROPERLY PRESENTED AT THE MEETING,      SHAREHOLDER        YES         AGAINST               FOR

TO VOTE ON A SHAREHOLDER PROPOSAL CONCERNING AN

ADVISORY RESOLUTION ON COMPENSATION OF NAMED

PROPOSAL #06: IF PROPERLY PRESENTED AT THE MEETING,      SHAREHOLDER        YES         AGAINST               FOR

TO VOTE ON A SHAREHOLDER PROPOSAL TO CHANGE OUR

JURISDICTION OF INCORPORATION FROM INDIANA TO

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WELLS FARGO & COMPANY

  TICKER:                  WFC                 CUSIP:   949746101

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: JOHN D. BAKER II         ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: JOHN S. CHEN                ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: LLOYD H. DEAN               ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: SUSAN E. ENGEL             ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: ENRIQUE                        ISSUER            YES             FOR                  FOR

HERNANDEZ, JR.

PROPOSAL #1F: ELECTION OF DIRECTOR: DONALD M. JAMES           ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: RICHARD D.                   ISSUER            YES             FOR                  FOR

MCCORMICK

PROPOSAL #1H: ELECTION OF DIRECTOR: MACKEY J. MCDONALD      ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: CYNTHIA H.                   ISSUER            YES             FOR                  FOR

MILLIGAN

PROPOSAL #1J: ELECTION OF DIRECTOR: NICHOLAS G. MOORE        ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: PHILIP J. QUIGLEY        ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: JUDITH M. RUNSTAD        ISSUER            YES             FOR                  FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: STEPHEN W. SANGER        ISSUER            YES             FOR                  FOR

PROPOSAL #1N: ELECTION OF DIRECTOR: ROBERT K. STEEL           ISSUER            YES             FOR                  FOR

PROPOSAL #1O: ELECTION OF DIRECTOR: JOHN G. STUMPF             ISSUER            YES             FOR                  FOR

PROPOSAL #1P: ELECTION OF DIRECTOR: SUSAN G. SWENSON         ISSUER            YES             FOR                  FOR

PROPOSAL #02: PROPOSAL TO APPROVE A NON-BINDING                 ISSUER            YES             FOR                  FOR

ADVISORY RESOLUTION REGARDING THE COMPENSATION OF THE

 COMPANY'S NAMED EXECUTIVES.

PROPOSAL #03: PROPOSAL TO APPROVE AN AMENDMENT TO THE        ISSUER            YES             FOR                  FOR

 COMPANY'S CERTIFICATE OF INCORPORATION TO INCREASE

THE COMPANY'S AUTHORIZED SHARES OF COMMON STOCK FROM

6 BILLION TO 9 BILLION.

PROPOSAL #04: PROPOSAL TO RATIFY THE APPOINTMENT OF          ISSUER            YES             FOR                  FOR

KPMG LLP AS INDEPENDENT AUDITORS FOR 2010.

PROPOSAL #05: STOCKHOLDER PROPOSAL REGARDING AN             SHAREHOLDER        YES         AGAINST               FOR

ADVISORY VOTE ON EXECUTIVE AND DIRECTOR COMPENSATION.

PROPOSAL #06: STOCKHOLDER PROPOSAL REGARDING A POLICY   SHAREHOLDER        YES         AGAINST               FOR

 TO REQUIRE AN INDEPENDENT CHAIRMAN.

PROPOSAL #07: STOCKHOLDER PROPOSAL REGARDING A REPORT   SHAREHOLDER        YES         ABSTAIN           AGAINST

 ON CHARITABLE CONTRIBUTIONS.

PROPOSAL #08: STOCKHOLDER PROPOSAL REGARDING A REPORT   SHAREHOLDER        YES         ABSTAIN           AGAINST

 ON POLITICAL CONTRIBUTIONS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WEST JAPAN RAILWAY COMPANY

  TICKER:                  N/A                 CUSIP:   J95094108

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Shareholders' Proposals: Dismissal of          ISSUER            YES         AGAINST               FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WESTERN DIGITAL CORPORATION

  TICKER:                  WDC                 CUSIP:   958102105

  MEETING DATE:      11/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: PETER D. BEHRENDT        ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: KATHLEEN A. COTE         ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JOHN F. COYNE               ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: HENRY T. DENERO           ISSUER            YES             FOR                  FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: WILLIAM L. KIMSEY        ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: MICHAEL D. LAMBERT      ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: MATTHEW E.                   ISSUER            YES             FOR                  FOR

MASSENGILL

PROPOSAL #1H: ELECTION OF DIRECTOR: ROGER H. MOORE             ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: THOMAS E. PARDUN         ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: ARIF SHAKEEL                ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO APPROVE AN AMENDMENT AND RESTATEMENT        ISSUER            YES             FOR                  FOR

 OF OUR 2004 PERFORMANCE INCENTIVE PLAN.

PROPOSAL #03: TO RATIFY THE APPOINTMENT OF KPMG LLP          ISSUER            YES             FOR                  FOR

AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FOR WESTERN DIGITAL CORPORATION FOR THE FISCAL YEAR

ENDING JULY 2, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WHEELOCK & CO LTD

  TICKER:                  N/A                 CUSIP:   Y9553V106

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the financial statements and the         ISSUER            YES             FOR                  FOR

reports of the Directors and Auditors for the FYE 31

DEC 2009

PROPOSAL #2.: Declare a final dividend for the FYE 31        ISSUER            YES             FOR                  FOR

 DEC 2009

PROPOSAL #3.: Re-elect Mr. Stephen T. H. Ng, the                ISSUER            YES             FOR                  FOR

retiring Director, as a Director

PROPOSAL #4.: Re-appoint KPMG as Auditors of the                ISSUER            YES             FOR                  FOR

Company and authorize the Directors to fix their

remuneration

PROPOSAL #5.: Authorize the Directors for share                 ISSUER            YES             FOR                  FOR

repurchases by the Company

PROPOSAL #6.: Authorize the Directors for issue of            ISSUER            YES             FOR                  FOR

shares

PROPOSAL #7: Approve the addition of repurchased                ISSUER            YES             FOR                  FOR

securities to the share issue general mandate stated

under Resolution No. 6

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WHOLE FOODS MARKET, INC.

  TICKER:                  WFMI               CUSIP:   966837106

  MEETING DATE:      3/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DR. JOHN B. ELSTROTT                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GABRIELLE E. GREENE                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HASS HASSAN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEPHANIE KUGELMAN                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN P. MACKEY                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JONATHAN A. SEIFFER                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MORRIS J. SIEGEL                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JONATHAN D. SOKOLOFF                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DR. RALPH Z. SORENSON                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: W.A. (KIP) TINDELL, III                      ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                ISSUER            YES             FOR                  FOR

ERNST & YOUNG, LLP AS INDEPENDENT AUDITOR FOR THE

COMPANY FOR FISCAL YEAR 2010.

PROPOSAL #03: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

EXPANDING THE REQUIREMENT FOR MAJORITY VOTING

STANDARDS FOR ALL MATTERS REQUIRING A VOTE OF

SHAREHOLDERS IN COMPANY'S ARTICLES OF INCORPORATION &

PROPOSAL #04: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

AMENDMENT OF THE COMPANY'S BYLAWS TO PERMIT REMOVAL

OF A DIRECTOR WITH OR WITHOUT CAUSE.

PROPOSAL #05: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

ESTABLISHING A BOARD OF DIRECTORS POLICY CONCERNING

AN ENGAGEMENT PROCESS WITH PROPONENTS OF SHAREHOLDER

PROPOSALS THAT ARE SUPPORTED BY A MAJORITY OF THE

VOTES CAST.

PROPOSAL #06: SHAREHOLDER PROPOSAL REGARDING                  SHAREHOLDER        YES         AGAINST               FOR

REQUESTING THAT THE BOARD OF DIRECTORS AMEND THE

COMPANY'S CORPORATE GOVERNANCE PRINCIPLES TO ADOPT

AND DISCLOSE A WRITTEN AND DETAILED CEO SUCCESSION

PLANNING POLICY.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WILLIAM DEMANT HOLDING

  TICKER:                  N/A                 CUSIP:   K9898W129

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: The Directors' report on the Company's          ISSUER             NO              N/A                  N/A

activities during the past FY

PROPOSAL #2: Adopt the audited annual report,                     ISSUER            YES             FOR                  FOR

including the consolidated financial statements

PROPOSAL #3: Approve that the profit of DKK 756                 ISSUER            YES             FOR                  FOR

million be transferred to the Company's reserves to

the effect that no dividend will be paid

PROPOSAL #4.1: Re-elect Lars Norby Johansen as a                ISSUER            YES         ABSTAIN           AGAINST

Director, under Article 11.2 of the Articles of

Association

PROPOSAL #4.2: Re-elect Peter Foss as a Director,              ISSUER            YES         ABSTAIN           AGAINST

under Article 11.2 of the Articles of Association

PROPOSAL #4.3: Re-elect Niels B. Christiansen as a            ISSUER            YES             FOR                  FOR

Director, under Article 11.2 of the Articles of

Association

PROPOSAL #4.4: Re-elect Thomas Hofman-Bang as a                 ISSUER            YES             FOR                  FOR

Director, under Article 11.2 of the Articles of

Association

PROPOSAL #5: Re-elect Deloitte Statsautoriseret                 ISSUER            YES             FOR                  FOR

Revisionsaktieselskab as the Auditor

PROPOSAL #6.A: Amend the Articles 1.2, 4.3, 5.1, 5.3,        ISSUER            YES             FOR                  FOR

 5.4, 7.3, 7.4, 7.5, 8.1, 9.2, 9.3, 9.4, 9.5, 10.3,

10.6, 11.1 and 15.1 of the Articles of Association as

 specified

PROPOSAL #6.B: Authorize the Board of Directors until        ISSUER            YES         AGAINST           AGAINST

 the next AGM to allow the Company to acquire own

shares of a nominal value of up to 10% of the share

capital; the bid price of the shares may not differ

by more than 10% from the price quoted on Nasdaq OMX

Copenhagen A/S at the time of the acquisition; the

price quoted on Nasdaq OMX Copenhagen A/S at the time

 of the acquisition means the closing price, all

transactions at 5 P.M

PROPOSAL #6.C: Approve to reduce the Company's share         ISSUER            YES             FOR                  FOR

capital by nominally DKK 606,382 corresponding to the

 Company's holding of own shares; the Company's own

shares were acquired as part of the Company's share

buy-back programme in 2008; the amount of the

reduction was paid out to the shareholders in

accordance with Section 188 of the Danish Companies

Act; the shares were acquired for DKK 170,110,124 in

total, meaning that DKK 169,503,742 has been paid out

 in addition to the nominal value of the reduction

amount; as a result of the capital reduction, it is

proposed that Article 4.1 of the Articles of

Association be amended as follows after expiry of the

 deadline stipulated in Section 192 of the Danish

Companies Act: The Company's share capital is DKK

58,349,875, divided into shares of DKK 1 or any

multiple thereof

PROPOSAL #6.D: Authorize the Chairman of the general         ISSUER            YES             FOR                  FOR

meeting to make such additions, alterations or

amendments to or in the resolutions passed by the

general meeting and the application for registration

of the resolutions to the Danish Commerce and

Companies Agency  Erhvervs-og Selskabsstyrelsen  as

the Agency may require for registration

PROPOSAL #7: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOLSELEY PLC

  TICKER:                  N/A                 CUSIP:   G97278116

  MEETING DATE:      11/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report of the              ISSUER            YES         AGAINST           AGAINST

Directors and the financial statements

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Re-elect Mr. John W. Whybrow as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.: Re-elect Mr. Gareth Davis as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mr. Frank W Roach as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Mr. Nigel M. Stein as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #7.: Elect Mr. Ian K. Meakins as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Elect Mr. Alain Le Goff as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Elect Mr. Michael Wareing as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #10.: Re-appoint the Auditors                                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #11.: Authorize the Directors to determine          ISSUER            YES         AGAINST           AGAINST

the Auditors remuneration

PROPOSAL #12.: Approve to give the Company limited            ISSUER            YES             FOR                  FOR

authority to incur political expenditure and to make

political donations

PROPOSAL #13.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

shares up to a specified amount

PROPOSAL #S.14: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities for cash up to a specified amount

PROPOSAL #S.15: Approve to renew the limited                       ISSUER            YES             FOR                  FOR

authority of the Company to purchase its own ordinary

PROPOSAL #S.16: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #S.17: Approve to reduce general meeting              ISSUER            YES             FOR                  FOR

notice periods

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOLTERS KLUWER NV

  TICKER:                  N/A                 CUSIP:   ADPV09931

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the General Meeting                         ISSUER             NO              N/A                  N/A

PROPOSAL #2.a: Receive the report of the Managing              ISSUER             NO              N/A                  N/A

Board for the FY 2009

PROPOSAL #2.b: Receive the report of the Supervisory         ISSUER             NO              N/A                  N/A

Board for the FY 2009

PROPOSAL #2.c: Corporate Governance                                       ISSUER             NO              N/A                  N/A

PROPOSAL #3.a: Adopt the financial statements for              ISSUER            YES         ABSTAIN           AGAINST

2009 as included in the annual report for 2009

PROPOSAL #3.b: Approve to distribute EUR 0.66 per              ISSUER            YES         ABSTAIN           AGAINST

share in cash, as dividend or as far as necessary

against one or more reserves that need not to be

maintained under the law, or, at the option of the

holders of ordinary shares, in the form of ordinary

shares, chargeable to the share premium reserve, or

if preferred, the other reserves; this is an increase

 of 2% compared to last year's dividend, and

therefore in line with the existing progressive

PROPOSAL #4.a: Approve to release the Members of the         ISSUER            YES         ABSTAIN           AGAINST

Executive Board from liability for the exercise of

their duties, as stipulated in Article 28 of the

Articles of Association

PROPOSAL #4.b: Approve to release the Members of the         ISSUER            YES         ABSTAIN           AGAINST

Supervisory Board from liability for the exercise of

their duties, as stipulated in Article 28 of the

Articles of Association

PROPOSAL #5.a: Re-appoint Mr. A. Baan as the Member          ISSUER            YES         ABSTAIN           AGAINST

of the Supervisory Board

PROPOSAL #5.b: Reappoint Mr. S.B. James as Member of         ISSUER            YES         ABSTAIN           AGAINST

the Supervisory Board

PROPOSAL #6: Amend the Articles of Association of              ISSUER            YES         ABSTAIN           AGAINST

Wolters Kluwer nv in order to bring them into

conformity as much as possible with amended

legislation and regulations

PROPOSAL #7.a: Approve to extend the Executive                   ISSUER            YES         ABSTAIN           AGAINST

Board's authority, until a date 18 months following

21 APR 2010, subject to the approval of the

Supervisory Board, to issue shares and/or grant

rights to subscribe for shares, up to a maximum of

10% of the issued capital on 21 APR 2010, to be

increased by a further 10% of the issued capital on

21 APR 2010, in case the issuance is effectuated in

connection with, or on the occasion of, a merger or

acquisition; these percentages do not include the

shares issued as stock dividend pursuant to the

resolution of the General Meeting of Shareholders by

virtue of the proposal to distribute (stock) dividend

 as referred to under Resolution 3b on the agenda

PROPOSAL #7.b: Approve to extend the Executive                   ISSUER            YES         ABSTAIN           AGAINST

Board's authority, until a date 18 months following

21 APR 2010, subject to the approval of the

Supervisory Board, to restrict or exclude the pre-

emptive rights of holders of ordinary shares when

ordinary shares are issued and/or rights to subscribe

 for ordinary shares are granted based on the

authority requested in Resolution 7a, up to a maximum

 of 10% of the issued capital on 21 APR 2010, to be

increased by a further 10% of the issued capital on

21 APR 2010, in case the issuance is effectuated in

connection with, or on the occasion of, a merger or

PROPOSAL #8: Authorize the Executive Board for a                ISSUER            YES         ABSTAIN           AGAINST

period of 18 months, starting 21 APR 2010, to

acquire, for a consideration on the stock exchange or

 otherwise, the Company's own paid-up shares, up to a

 maximum of 10% of the issued capital on 21 APR 2010,

 in the case of ordinary shares at a price between

the nominal stock value of the shares and 110% of the

 closing price of the ordinary shares on the Stock

Exchange of Euronext Amsterdam on the day preceding

the day of purchase as reported in the Official Price

 List of Euronext Amsterdam, and in the case of

preference shares at their nominal value; the

authority of the Executive Board to acquire own

shares may be withdrawn by the General Meeting of

PROPOSAL #9: Transact any other business                              ISSUER             NO              N/A                  N/A

PROPOSAL #10: Closing of the General meeting                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOORI FINANCE HOLDINGS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y9695X119

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement, the              ISSUER            YES             FOR                  FOR

statement of profit and loss, and the proposed

disposition of retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of KHB, LYH, BMJ, SHT, KHJ,              ISSUER            YES             FOR                  FOR

LDH, LH as the External Directors

PROPOSAL #4: Election of LYH, SHT, KHJ, LDH as the            ISSUER            YES             FOR                  FOR

members of Audit Committee

PROPOSAL #5: Approve the remuneration of the Directors      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WPP PLC

  TICKER:                  N/A                 CUSIP:   G9787K108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Company's accounts        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2009 together with the Directors'

 report, the Directors' remuneration report and the

Auditors' report on those accounts and the Auditable

part of the remuneration report

PROPOSAL #2: Approve the WPP Directors' remuneration         ISSUER            YES             FOR                  FOR

report set out in the report of the Compensation

Committee contained in the 2009 Report & Accounts

PROPOSAL #3: Approve the corporate responsibility              ISSUER            YES             FOR                  FOR

report contained in the 2009 Report & Accounts

PROPOSAL #4: Re-elect Paul Richardson as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Philip Lader as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Esther Dyson as a Director                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-elect John Quelch as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-elect Stanley (Bud) Morten as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #9: Re-appoint Deloitte LLP as Auditors of          ISSUER            YES             FOR                  FOR

the Company to hold office from the conclusion of the

 AGM to the conclusion of the next AGM of the Company

 and authorize the Directors to determine their

remuneration

PROPOSAL #10: Authorize the Board of Directors, in            ISSUER            YES             FOR                  FOR

accordance with Article 6 of the Company's Articles

of Association, to allot relevant securities (as

defined in the Company's Articles of Association) up

to a maximum nominal amount of GBP 45,609,991 for a

period expiring (unless previously renewed, varied or

 revoked by the Company in general meeting) on 01 JUN

 2015, save that the Company may before such expiry

make an offer or agreement which would or might

require relevant securities to be allotted after such

 expiry and the Board of Directors may allot relevant

 securities pursuant to such offer or agreement as if

 the authority conferred on them hereby had not

PROPOSAL #S.11: Authorize the Company generally and          ISSUER            YES             FOR                  FOR

unconditionally: (a) pursuant to Article 57 of the

Companies (Jersey) Law 1991 to make market purchases

of ordinary shares in the Company on such terms and

in such manner as the Directors of the Company may

from time to time determine, provided that: (i) the

maximum number of ordinary shares hereby authorized

to be purchased is 125,496,212; (ii) the minimum

price which may be paid for an ordinary share is 10

pence (exclusive of expenses (if any) payable by the

Company); (iii) the maximum price which may be paid

for an ordinary share is not more than the higher of

an amount equal to 105% of the average of the middle

market quotations for an ordinary share as derived

from the London Stock Exchange Daily Official List

for the 5 business days immediately preceding the day

 on which the ordinary share is contracted to be

purchased and the amount stipulated by Article 5 (1)

PROPOSAL #CONT: CONTD. the Buyback and Stabilisation         ISSUER             NO              N/A                  N/A

Regulation 2003 (exclusive of expenses (if any)

payable by the Company); and ( iv) this authority,

unless previously revoked or varied, shall expire on

the earlier of the conclusion of the AGM of the

Company to be held in 2011 and 01 SEP 2011, save that

 a contract of purchase may be concluded by the

Company before such expiry which will or may be

executed wholly or partly after such expiry, and the

purchase of shares may be made in pursuance of any

such contract; and (b) pursuant to Article 58A of the

 Companies (Jersey) Law 1991, and if approved by the

Directors, to hold as treasury shares any ordinary

shares purchased pursuant to the authority conferred

by Resolution 11 (a) above

PROPOSAL #S.12: Authorize the Board of Directors, in         ISSUER            YES             FOR                  FOR

accordance with Article 8 of the Company's Articles

of Association, to allot equity securities (as

defined in the Company's Articles of Association)

wholly for cash (including in connection with a

rights issue (as defined in the Company's Articles of

 Association)) as if Article 7 of the Company's

Articles of Association did not apply, provided that

(a) for the purposes of paragraph (1)(b) of Article 8

 only, the aggregate nominal amount to which this

authority is limited is GBP 6,285,768, and (b) this

authority shall expire (unless previously renewed,

varied or revoked by the Company in general meeting)

on 01 JUN 2015 save that the Company may before such

expiry make an offer or agreement which would or

might require equity securities to be allotted after

such expiry and the Board of Directors may allot

equity securities pursuant to such offer or agreement

 as if the authority conferred on them hereby

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  XEROX CORPORATION

  TICKER:                  XRX                 CUSIP:   984121103

  MEETING DATE:      2/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE ISSUANCE OF SHARES OF            ISSUER            YES             FOR                  FOR

COMMON STOCK REQUIRED TO BE ISSUED TO AFFILIATED

COMPUTER SERVICES, INC.(ACS) STOCKHOLDERS PURSUANT TO

 THE AGREEMENT AND PLAN OF MERGER, DATED AS OF

SEPTEMBER 27, 2009, AS AMENDED BY AMENDMENT NO. 1 TO

THE AGREEMENT AND PLAN OF MERGER, DATED AS OF

DECEMBER 13, 2009, AMONG XEROX CORPORATION, BOULDER

ACQUISITION CORP. AND ACS.

PROPOSAL #02: TO APPROVE THE ADJOURNMENT OF THE                 ISSUER            YES             FOR                  FOR

SPECIAL MEETING, IF NECESSARY OR APPROPRIATE,

INCLUDING TO SOLICIT ADDITIONAL PROXIES.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  XEROX CORPORATION

  TICKER:                  XRX                 CUSIP:   984121103

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: GLENN A. BRITT             ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: URSULA M. BURNS           ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: RICHARD J.                   ISSUER            YES             FOR                  FOR

HARRINGTON

PROPOSAL #1D: ELECTION OF DIRECTOR: WILLIAM CURT                ISSUER            YES             FOR                  FOR

HUNTER

PROPOSAL #1E: ELECTION OF DIRECTOR: ROBERT A. MCDONALD      ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: N.J. NICHOLAS, JR.      ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: CHARLES PRINCE             ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: ANN N. REESE                ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: MARY AGNES                   ISSUER            YES             FOR                  FOR

WILDEROTTER

PROPOSAL #2: RATIFICATION OF SELECTION OF                            ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR

PROPOSAL #3: APPROVAL OF THE MAY 2010 AMENDMENT AND          ISSUER            YES             FOR                  FOR

RESTATEMENT OF THE COMPANY'S 2004 PERFORMANCE

INCENTIVE PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  XSTRATA PLC

  TICKER:                  N/A                 CUSIP:   G9826T102

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the annual report and         ISSUER            YES             FOR                  FOR

financial statements of the Company, and the reports

of the Directors and the Auditors thereon, for the YE

 31 DEC 2009

PROPOSAL #2: Declare a final dividend of USD 0.08              ISSUER            YES             FOR                  FOR

cents per Ordinary Share in respect of the YE 31 DEC

2009

PROPOSAL #3: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #4: Re-election of Mick Davis as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-election of David Rough as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-election of Sir. Steve Robson as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7: Re-election of Willy Strothotte as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Election of Dr. Con Fauconnier as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #9: Re-appoint Ernst & Young LLP as the                ISSUER            YES             FOR                  FOR

Auditors to the Company to hold office until the

conclusion of the next general meeting at which

accounts are laid before the Company and authorize

the Directors to determine the remuneration of the

PROPOSAL #10: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006 to: (i) allot

shares in the Company, and to grant rights to

subscribe for or to convert any security into shares

in the Company: (A) up to an aggregate nominal amount

 of USD 489,835,270; and (B) comprising equity

securities (as defined in Section 560 of the

Companies Act 2006) up to an aggregate nominal amount

 of USD 979,670,540 (including within such limit any

shares issued or rights granted under paragraph (A)

above) in connection with an offer by way of a rights

 issue: (I) to holders of ordinary shares in

proportion (as nearly as may be practicable) to their

 existing holdings; and (II) to people who are

holders of other equity securities if this is

required by the rights of those securities or, if the

 Directors consider it necessary, as permitted by the

 rights of those securities, and so that the

Directors may impose any limits or restrictions and

make any arrangements which they consider necessary

or appropriate to deal with treasury shares,

fractional entitlements, record dates, legal,

regulatory or practical problems in, or under, the

laws of, any territory or any other matter; for a

period expiring (unless previously renewed, varied or

 revoked by the Company in a general meeting) at the

end of the next annual general meeting of the Company

 after the date on which this resolution is passed;

and (ii) make an offer or agreement which would or

might require shares to be allotted, or rights to

subscribe for or convert any security into shares to

be granted, after expiry of this authority and the

directors may allot shares and grant rights in

pursuance of that offer or agreement as if this

authority had not expired, (b) that, subject to

paragraph (c) below, all existing authorities given

to the Directors pursuant to Section 80 of the

Companies Act 1985 to allot relevant securities (as

defined by the Companies Act 1985) by the passing on

05 MAY 2009 of the resolution numbered 8 as set out

in the notice of the Company's seventh AGM (the 2009

AGM Notice) be revoked by this resolution, (c) that

paragraph (b) above shall be without prejudice to the

 continuing authority of the directors to allot

shares, or grant rights to subscribe for or convert

any securities into shares, pursuant to an offer or

agreement made by the Company before the expiry of

PROPOSAL #S.11: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 10 in the Notice of AGM and

 in place of the power given to them by the passing

on 05 MAY 2009 of the resolution numbered 9 as set

out in the 2009 AGM Notice, pursuant to Section 570

and Section 573 of the Companies Act 2006 to allot

equity securities (as defined in Section 560 of the

Companies Act 2006) for cash, pursuant to the

authority conferred by Resolution 10 in the Notice of

 AGM as if Section 561(1) of the Companies Act 2006

did not apply to the allotment, this power: (a)

expires (unless previously renewed, varied or revoked

 by the Company in a general meeting) at the end of

the next AGM of the Company after the date on which

this resolution is passed, but the Company may make

an offer or agreement which would or might require

equity securities to be allotted after expiry of this

 power and the Directors may allot equity securities

in pursuance of that offer or agreement as if this

power had not expired; and (b) shall be limited to

the allotment of equity securities in connection with

 an offer of equity securities (but in the case of

the authority granted under Resolution 10 (a)(i)(B),

by way of a rights issue only): (i) to the ordinary

shareholders in proportion (as nearly as may be

practicable) to their existing holdings; and (ii) to

people who hold other equity securities, if this is

required by the rights of those securities or, if the

 Directors consider it necessary, as permitted by the

 rights of those securities, and so that the

directors may impose any limits or restrictions and

make any arrangements which they consider necessary

or appropriate to deal with treasury shares,

fractional entitlements, record dates, legal,

regulatory or practical problems in, or under the

laws of, any territory or any other matter; and (c)

in the case of the authority granted under Resolution

 10 (a)(i)(A) shall be limited to the allotment of

equity securities for cash otherwise than pursuant to

 paragraph (b) up to an aggregate nominal amount of

USD 73,475,290; this power applies in relation to a

sale of shares which is an allotment of equity

securities by virtue of Section 560(3) of the Act as

if the first paragraph of this resolution the words

pursuant to the authority conferred by Resolution 10

PROPOSAL #S.12: Approve that any EGM of the Company          ISSUER            YES             FOR                  FOR

(as defined in the Company's Articles of Association

as a general meeting other than an AGM) may be called

 on not less than 20 clear days' notice

PROPOSAL #S.13: Amend, with effect from the                        ISSUER            YES             FOR                  FOR

conclusion of the meeting: (A) save for Clause 4.3 of

 the Company's Memorandum of Association (the

Memorandum) which shall remain in full force and

effect, the Articles of Association of the Company by

 deleting the provisions of the Company's Memorandum

which, by virtue of Section 28 Companies Act 2006,

are to be treated as provisions of the Company's

Articles of Association; and (B) the amendments to

the Company's Articles of Association which are shown

 in the draft Articles of Association labelled A for

the purposes of identification, the main features of

which are as specified, shall become effective

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAGEO CORPORATION

  TICKER:                  N/A                 CUSIP:   Y9723R100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The indirect investment in People's            ISSUER             NO              N/A                  N/A

Republic of China

PROPOSAL #A.4: The status of the corporate bonds and         ISSUER             NO              N/A                  N/A

global depositary receipt issuance

PROPOSAL #A.5: The status of the new shares issuance         ISSUER             NO              N/A                  N/A

via private placement

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.15 per share

PROPOSAL #B.3: Approve the capital injection by                 ISSUER            YES             FOR                  FOR

issuing new shares via private placement

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.5: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAMADA DENKI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J95534103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Expand Business Lines      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAMAHA MOTOR CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J95776126

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Renewal of Countermeasures to          ISSUER            YES         AGAINST           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAMATAKE CORPORATION

  TICKER:                  N/A                 CUSIP:   J96348107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAMATO HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J96612114

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YASKAWA ELECTRIC CORPORATION

  TICKER:                  N/A                 CUSIP:   J9690T102

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YELL GROUP PLC, READING BERKSHIRE

  TICKER:                  N/A                 CUSIP:   G9835W104

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the reports of the         ISSUER            YES             FOR                  FOR

Directors and the Auditors and the audited accounts

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Re-elected Mr. John Condron as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #4.: Re-elected Mr. John Davis as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elected  Mr. John Coghlan as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: Re-elected Joachim Eberhardt as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.: Re-elected Mr. Richard Hooper as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.: Re-elected Mr. Tim Bunting as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Elect Mr. Carlos Espinosa de los                   ISSUER            YES             FOR                  FOR

Monteros as a Director

PROPOSAL #10.: Re-appoint PricewaterhouseCoopers LLP         ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #11.: Authorize the Directors to determine          ISSUER            YES             FOR                  FOR

the Auditors remuneration

PROPOSAL #12.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

relevant securities under Section 80 of the Companies

 Act 1985

PROPOSAL #13.: Authorize the Company and its                       ISSUER            YES             FOR                  FOR

subsidiaries to make political donations and incur

political expenditure

PROPOSAL #14.: Approve the technical breach of the            ISSUER            YES             FOR                  FOR

borrowing restrictions in the Companys Articles of

Association

PROPOSAL #15.: Approve the future suspension of the          ISSUER            YES             FOR                  FOR

borrowing restrictions in the Companys Articles of

Association, until the 2011 AGM

PROPOSAL #S.16: Authorize the Directors to disapply          ISSUER            YES             FOR                  FOR

statutory the pre emption rights

PROPOSAL #S.17: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.18: Grant authority that 14 day notice            ISSUER            YES             FOR                  FOR

period for EGMs

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YELLOW PAGES (SINGAPORE) LTD

  TICKER:                  N/A                 CUSIP:   Y9752D105

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts         ISSUER            YES             FOR                  FOR

for the FYE 31 MAR 2009, the Directors' report and

the Auditors' report thereon

PROPOSAL #2.: Re-elect Professor Tan Cheng Han, who          ISSUER            YES             FOR                  FOR

retires by rotation pursuant to Article 91[b] of the

Company's Article of Association

PROPOSAL #3.: Re-elect Mr. Pang Yoke Min, who retires        ISSUER            YES             FOR                  FOR

 by rotation pursuant to Article 91[b] of the

Company's Article of Association

PROPOSAL #4.: Approve the payment of the Directors'          ISSUER            YES             FOR                  FOR

fees of SGD 345,946.00 for the FYE 31 MAR 2009

PROPOSAL #5.: Re-appoint Messrs                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers LLP as the Auditors of the

Company and authorize the Directors to fix their

PROPOSAL #6.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company, pursuant to Section 161 of the Companies

Act, Chapter 50 of Singapore, of the Company at any

time to such person and upon terms and such for

purpose as the Directors may in their absolute

discretion fit, to: to issue shares in the capital of

 the Company [shares] by way of rights, bonus or

otherwise; make or grant offers, agreements or

options [collectively, Instruments] that might or

would require shares to be issued, including but not

limited to the creation and issue of [as well as

adjustments to] warrants, debentures or other

instruments convertible into shares; issue additional

 instrument arising from adjustments made to the

number of instrument previously issued in the event

of rights, bonus or capitalization issue; and

[notwithstanding the authority conferred by this

shareholders may have ceased to be in force] issue

shares in pursuance of any instrument made or granted

 by the Directors while this authority was in force;

the aggregate number of shares to be issued pursuant

to this resolution [including shares to be issued in

pursuance to instruments made or granted pursuant to

this resolution] does not exceeding 50% of the total

number of issued shares [excluding treasury shares]

of the Company [as calculated in accordance with this

 Resolution] of which the aggregate number of shares

[including shares to be issued in pursuance of

instruments made or granted pursuant to this

resolution] to be issued other than on a pro rata

basis to shareholders of the Company does not exceed

20% of the total number of issued shares [excluding

treasury shares] of the Company [as calculated in

accordance with sub-paragraph [b] below]; subject to

such manner of calculation as may be prescribed by

the Singapore Exchange Securities Trading Limited

[SGX-ST] for the purpose of determining the aggregate

 number of shares that may be issued under this

Resolution, the total number of issued shares

[excluding treasury shares] shall be based on the

total number of issued shares [excluding treasury

shares] of the Company at the time this resolution is

 passed, after adjusting for; (1) new shares arising

from the conversion or exercise of any convertible

securities; (ii) new shares arising from exercising

share options or vesting of shares awards outstanding

 or subsisting at the time this resolution is passed,

 provided the options or awards were granted in

compliance with provisions of the Listing Manual of

the SGX-ST; and (iii) any subsequent bonus issue,

consolidation or subdivision of shares; the 50% limit

 in above may increased to 100% for the Company to

undertake pro rata renounceable right issues; in

exercising the authority conferred by this

Resolution, the Company shall comply with the

provisions of the Listing Manual of the SGX-ST for

the time being in force [unless such compliance has

been waived by the SGX-ST] and the Articles of

Association for the time being of the Company;

[Authority expires the earlier of the conclusion of

the next AGM of the Company or the date of the

PROPOSAL #7.: Authorize the Directors pursuant to the        ISSUER            YES             FOR                  FOR

 share issue mandate in Resolution 6 being obtained

to issue new shares other than pro rata basis to

shareholders of the Company at an issue price per new

 share which shall be determined by the Directors in

their absolute discretion provided that such price

shall not present more than a 20% discount for new

shares to the weighted average price as determined in

 accordance with the requirement SGX-ST

PROPOSAL #8.: Authorize the Directors to offer and            ISSUER            YES         AGAINST           AGAINST

grant options [''Options''] in accordance with the

provisions of the Yellow Pages Share Option Scheme

[the ''Scheme''] and to allot and issue from time to

time such number of shares in the capital of the

Company as may be required to be issued pursuant to

the exercises of Options under the Scheme provided

that the aggregate number of shares to be issued to

be allotted and issued pursuant to the Scheme shall

not exceed 10% of the total number of issued shares

in the capital of the Company from time to time

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YELLOW PAGES (SINGAPORE) LTD

  TICKER:                  N/A                 CUSIP:   Y9752D105

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 [the Companies Act], to

purchase or other wise acquire ordinary shares in the

 capital of the Company not exceeding in aggregate

the maximum limit [as specified], at such price or

prices as may be determine by the Directors from time

 to time up to the maximum price [as specified],

whether by way of market purchases(s) on the

Singapore Exchange Securities Trading Limited [SGX-

ST] and other stock exchange on which the shares may

for the time being be listed and quoted [other

exchange] and/or off-market purchases(s) [if effected

 otherwise than on the SGX-ST or, as the case may be,

 other exchange] in accordance with any equal access

scheme(s) as may be determined or formulated by the

Directors as they consider fit, which scheme(s)

satisfy all the conditions prescribed by the

Companies Act, and in accordance with all other laws

and regulations and rules of Singapore Exchange

Securities Trading Limited [SGX-ST],or as the case

may be other exchange as may for the time being be

applicable; [Authority expires the earlier of the

date of the next AGM of the Company or the date by

which the next AGM of the Company is required by law

to be held]; and authorize the Directors of the

Company and/or any of them to complete and do all

such acts and things [including executing all such

documents as may be required] as they and/or may

consider expedient or necessary or in the interests

of the Company to effect to the transactions

PROPOSAL #S.2: Approve to change the name of the                ISSUER            YES             FOR                  FOR

Company from Yellow Pages [Singapore] Limited to

Global Yellow Pages Limited; and the name Global

Yellow Pages Limited be substituted for Yellow Pages

[Singapore] Limited whatever the latter name appears

in the Memorandum and Articles of Association of the

Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YELLOW PAGES (SINGAPORE) LTD

  TICKER:                  N/A                 CUSIP:   Y9752D105

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to and contingent upon        ISSUER            YES             FOR                  FOR

 the passing of ordinary resolution 2 and 3 below,

the renounceable non-underwritten rights issue of up

to 395,162,500 new ordinary shares in the capital of

the Company [ the ''Rights Shares''] at an issue

price of SGD 0.150 for each rights shares, with

158,065,000 free detachable and transferable warrants

 the [Warrants], each warrant carrying the rights

subscribe for one(1) new ordinary shares in the

capital of the Company [the ''New shares''] at an

exercise price of SGD 0.175 for each New shares, on

the basis of [5] Rights Shares with the [2] warrants

for every [2] existing ordinary shares in the capital

 of the Company [the ''Shares''] held by

shareholders'S at 5.00 PM on 17 AUG 2009 or such

other time and date as the Board of Directors may, in

 its absolute discretion, determine [the ''Books

Closure Date''], fractional entitlements to be

disregarded and authorize the Directors to: (A)

create an issue: (i) up to 395,162,500 Rights Shares

at an issue price of SGD 0.150 for each Rights Share:

 (ii) up to 158,065,000 Warrants in registered from

to be issued free together with the Rights Shares,

each warrants to entitle the holders thereof to

subscribe for [1] new shares at an exercise price of

SGD 0.175 for each new shares at any time during the

period commencing on the date of issue of the

Warrants and expiring at 5.00 PM on the date

immediately preceding the [5] anniversary of the date

 of issue of the warrants subject to the terms and

conditions of the deed poll [the ''Deed Poll'']

constituting the warrants to be executed by the

Company on such terms and conditions as the Directors

 may think fit; and (iii) such further warrants as

may be required or permitted to be issued in

accordance with the terms and conditions of the Deed

Poll [ any such further warrants to rank pari passu

with the warrants and for all purposes to form part

of the same series, save may otherwise be provided in

 the terms and condition of the Deed Poll: (B)

provisionally allot and issue up to 395,162,500

Rights Shares with up to 158,065,000 warrants at an

issue price of SGD 0.150 for each rights shares on

the basis of [5] Rights Shares and [2] warrants for

every [2] existing shares held by shareholders as at

the books Closure Date; and (C) allot and issue,

notwithstanding that the issue thereof may take place

 after the next or any ensuring annual or other

general meeting of the Company: (i) up to 158,065,000

 new share upon the exercise of the Warrants,

credited as fully paid, subject to and otherwise in

accordance with the terms and conditions of the Deed

Poll, such New Shares [ when issued and paid] to rank

 pari passu in all respects with the then existing

shares [ save as may otherwise be provided in the

terms and condition of the Deed Poll] save or any

dividends, rights allotments or other distribution

that may be declared or paid, the record date for

which falls before relevant exercise date of the

warrants; and (ii) on the warrants basis an paragraph

PROPOSAL #2.: Approve the subject to and contingent          ISSUER            YES             FOR                  FOR

upon the passing of ordinary resolution 1 and 3 and

the condition in the letter from the securities

Industry Council [SIC] dated 23 JUN 2009 been

fulfilled, the shareholders [ other than Mr. Stanley

Tan Poh Leng, Global Media Holdings Private Limited

and Third Avenue Global Value [Master] Fund L.P

[third Avenue], parties acting in concert with any of

 them [ including Mr. Pang Yoke Min, Mr. Johnny O. Sy

 and Mr. Freddie Tan] as well as parities who are not

 independent of them], do hereby, on a poll taken,

unconditionally and irrevocable waive their rights to

 receive a mandatory general offer Mr. Stanley Tan

Poh Leng, Global Media Holdings Private Limited [

together, the ''Relevant Shareholders''] and the

parities acting in concert with them [including Mr.

Pang Yoke Min, Mr. Johnny O. Sy and Mr. Freddie Tan]

in accordance in Rule 14 of the Singapore Code on

take- overs and Mergers [ the ''Code''], for all the

shares not already owned by the relevant shareholders

 and parties acting in connect with them [including

Mr. Pang Yoke Min, Mr. Johnny O. Sy and Mr. Freddie

Tan] of Rights Shares with warrants and/or the New

Shares upon the exercise of the warrants acquired to

the rights cum warrants issue

PROPOSAL #3.: Approve that the subject to and                     ISSUER            YES             FOR                  FOR

contingent upon the passing of ordinary resolution 1

and the condition in the letter from the [SIC] dated

23 JUN 2009 been fulfilled, the shareholders [other

than relevant shareholders, Third Avenue and parties

acting in connect with any of them as well as parties

 who are not independent of them] do hereby, on a

poll taken, unconditionally and irrevocably waive

their rights to receive a mandatory general offer

from Third Avenue and the parties acting in connect

with it in accordance with Rule 14 of the Code, for

all the shares not already owned by Third Avenue and

parties acting in connect with it, as a result of the

 acquisition by Third Avenue and parties acting in

concert with it or Rights Shares with Warrants and/or

 New Shares up upon the exercise of the warrants

acquired pursuant to the Rights cum warrants issue

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YOSUN INDUSTRIAL CORPORATION

  TICKER:                  N/A                 CUSIP:   Y9852V104

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of joint-venture in                     ISSUER             NO              N/A                  N/A

people's republic of china

PROPOSAL #A.6: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board Meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.5 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend: 120

for 1,000 shares held

PROPOSAL #B.4: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing new shares

PROPOSAL #B.5: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of  Incorporation

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.8: Approve the proposal of merger with            ISSUER            YES             FOR                  FOR

WPG/TW0003702007

PROPOSAL #B.9: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.10: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD HORIZON FUNDS

  By:     /s/F. William McNabb III

             (Heidi Stam)

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 30, 2010

      *  By Power of Attorney.  Filed on April 26, 2010, see File Number 33-53683.

                Incorporated by Reference.